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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2013 to June 30, 2013

ITEM 1.                          REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2013

Classes ADV, I, S and S2

ING Partners, Inc.

■  ING American Century Small-Mid Cap Value Portfolio

■  ING Baron Growth Portfolio

■  ING Columbia Contrarian Core Portfolio (formerly, ING Davis New York Venture Portfolio)

■  ING Columbia Small Cap Value II Portfolio

■  ING Global Bond Portfolio

■  ING Invesco Comstock Portfolio (formerly, ING Invesco Van Kampen Comstock Portfolio)

■  ING Invesco Equity and Income Portfolio (formerly, ING Invesco Van Kampen Equity and Income Portfolio)

■  ING JPMorgan Mid Cap Value Portfolio

■  ING Oppenheimer Global Portfolio

■  ING PIMCO Total Return Portfolio

■  ING Pioneer High Yield Portfolio

■  ING T. Rowe Price Diversified Mid Cap Growth Portfolio

■  ING T. Rowe Price Growth Equity Portfolio

■  ING Templeton Foreign Equity Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President's Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	7
Statements of Operations	15
Statements of Changes in Net Assets	19
Financial Highlights	26
Notes to Financial Statements	34
Summary Portfolio of Investments	58
Shareholder Meeting Information	138
Advisory Contract Approval Discussion	143

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you're not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we'd better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, "How do I save more?" It may instead be, "How do I make my savings accomplish more?" That's where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it's a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don't worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 7, 2013

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan's parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market's advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank ("ECB") President Draghi's July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was "ready to do whatever it takes to preserve the euro." This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve's $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product ("GDP") was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn't like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index ("Barclays Aggregate") of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody's relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe's and Bank of Japan Governor Kuroda's steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi's words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank's quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers' indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each class of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING American Century Small-Mid Cap Value Portfolio	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
Class ADV	$1,000.00	$1,145.40	1.42%	$7.55	$1,000.00	$1,017.75	1.42%	$7.10
Class I	1,000.00	1,148.50	0.92	4.90	1,000.00	1,020.23	0.92	4.61
Class S	1,000.00	1,146.30	1.17	6.23	1,000.00	1,018.99	1.17	5.86
Class S2	1,000.00	1,145.30	1.32	7.02	1,000.00	1,018.25	1.32	6.61
ING Baron Growth Portfolio
Class ADV	$1,000.00	$1,151.40	1.48%	$7.89	$1,000.00	$1,017.46	1.48%	$7.40
Class I	1,000.00	1,154.60	0.98	5.24	1,000.00	1,019.93	0.98	4.91
Class S	1,000.00	1,153.10	1.23	6.57	1,000.00	1,018.70	1.23	6.16
Class S2	1,000.00	1,152.10	1.38	7.36	1,000.00	1,017.95	1.38	6.90

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Columbia Contrarian Core Portfolio	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
Class ADV	$1,000.00	$1,140.10	1.24%	$6.58	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,143.50	0.74	3.93	1,000.00	1,021.12	0.74	3.71
Class S	1,000.00	1,141.30	0.99	5.26	1,000.00	1,019.89	0.99	4.96
ING Columbia Small Cap Value II Portfolio
Class ADV	$1,000.00	$1,170.20	1.38%	$7.43	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	1,172.90	0.88	4.74	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	1,171.90	1.13	6.09	1,000.00	1,019.19	1.13	5.66
Class S2	1,000.00	1,170.80	1.28	6.89	1,000.00	1,018.45	1.28	6.41
ING Global Bond Portfolio
Class ADV	$1,000.00	$929.50	1.04%	$4.98	$1,000.00	$1,019.64	1.04%	$5.21
Class I	1,000.00	931.90	0.54	2.59	1,000.00	1,022.12	0.54	2.71
Class S	1,000.00	930.30	0.79	3.78	1,000.00	1,020.88	0.79	3.96
ING Invesco Comstock Portfolio
Class ADV	$1,000.00	$1,168.70	1.24%	$6.67	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,172.00	0.74	3.99	1,000.00	1,021.12	0.74	3.71
Class S	1,000.00	1,169.40	0.99	5.33	1,000.00	1,019.89	0.99	4.96
ING Invesco Equity and Income Portfolio
Class ADV	$1,000.00	$1,124.70	1.15%	$6.06	$1,000.00	$1,019.09	1.15%	$5.76
Class I	1,000.00	1,127.60	0.65	3.43	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	1,126.10	0.90	4.74	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	1,125.50	1.05	5.55	1,000.00	1,019.57	1.05	5.27
ING JPMorgan Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,149.10	1.37%	$7.30	$1,000.00	$1,018.00	1.37%	$6.85
Class I	1,000.00	1,151.90	0.87	4.64	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	1,150.30	1.12	5.97	1,000.00	1,019.24	1.12	5.61
Class S2	1,000.00	1,149.50	1.27	6.77	1,000.00	1,018.50	1.27	6.36
ING Oppenheimer Global Portfolio
Class ADV	$1,000.00	$1,076.70	1.26%	$6.49	$1,000.00	$1,018.55	1.26%	$6.31
Class I	1,000.00	1,079.70	0.76	3.92	1,000.00	1,021.03	0.76	3.81
Class S	1,000.00	1,078.60	1.01	5.21	1,000.00	1,019.79	1.01	5.06
Class S2	1,000.00	1,077.90	1.16	5.98	1,000.00	1,019.04	1.16	5.81

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING PIMCO Total Return Portfolio	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
Class ADV	$1,000.00	$966.70	1.08%	$5.27	$1,000.00	$1,019.44	1.08%	$5.41
Class I	1,000.00	968.30	0.58	2.83	1,000.00	1,021.92	0.58	2.91
Class S	1,000.00	967.20	0.83	4.05	1,000.00	1,020.68	0.83	4.16
Class S2	1,000.00	966.40	0.98	4.78	1,000.00	1,019.93	0.98	4.91
ING Pioneer High Yield Portfolio
Class I	$1,000.00	$1,050.70	0.71%	$3.61	$1,000.00	$1,021.27	0.71%	$3.56
Class S	1,000.00	1,049.50	0.96	4.88	1,000.00	1,020.03	0.96	4.81
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV	$1,000.00	$1,131.70	1.25%	$6.61	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,134.70	0.75	3.97	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,133.70	1.00	5.29	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	1,133.10	1.15	6.08	1,000.00	1,019.09	1.15	5.76
ING T. Rowe Price Growth Equity Portfolio
Class ADV	$1,000.00	$1,109.30	1.23%	$6.43	$1,000.00	$1,018.70	1.23%	$6.16
Class I	1,000.00	1,112.00	0.73	3.82	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	1,110.60	0.98	5.13	1,000.00	1,019.93	0.98	4.91
Class S2	1,000.00	1,109.80	1.13	5.91	1,000.00	1,019.19	1.13	5.66
ING Templeton Foreign Equity Portfolio
Class ADV	$1,000.00	$1,012.70	1.42%	$7.09	$1,000.00	$1,017.75	1.42%	$7.10
Class I	1,000.00	1,014.30	0.92	4.59	1,000.00	1,020.23	0.92	4.61
Class S	1,000.00	1,013.50	1.17	5.84	1,000.00	1,018.99	1.17	5.86
Class S2	1,000.00	1,012.70	1.32	6.59	1,000.00	1,018.25	1.32	6.61

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING American Century Small-Mid Cap Value Portfolio	ING Baron Growth Portfolio	ING Columbia Contrarian Core Portfolio	ING Columbia Small Cap Value II Portfolio
ASSETS:
Investments in securities at fair value+*	$332,031,910	$907,839,368	$314,441,874	$170,238,057
Short-term investments at fair value**	8,810,106	46,014,209	—	5,899,650
Total investments at fair value	$340,842,016	$953,853,577	$314,441,874	$176,137,707
Cash	7,750	23,343	6,656,786	—
Foreign currencies at value***	23	4,680	—	—
Receivables:
Investment securities sold	8,403,486	2,118,105	2,443,429	398,615
Fund shares sold	58,725	886,642	10,781	18,911
Dividends	593,305	433,170	429,807	381,150
Interest	—	—	24	—
Foreign tax reclaims	—	—	188,794	—
Unrealized appreciation on forward foreign currency contracts	17,186	—	—	—
Prepaid expenses	824	2,641	1,425	543
Reimbursement due from manager	37,439	—	41,877	—
Total assets	349,960,754	957,322,158	324,214,797	176,936,926
LIABILITIES:
Payable for investment securities purchased	10,704,490	1,811,062	7,717,538	1,108,746
Payable for fund shares redeemed	1,193,201	130,335	39,513	166,649
Payable upon receipt of securities loaned	3,771,458	—	—	—
Unrealized depreciation on forward foreign currency contracts	2,297	—	—	—
Payable for investment management fees	274,555	662,711	211,442	108,610
Payable for administrative fees	27,455	77,965	26,430	14,481
Payable for distribution and shareholder service fees	54,993	168,082	66,505	34,344
Payable for trustee fees	1,518	4,476	1,804	866
Other accrued expenses and liabilities	50,671	108,266	128,096	24,653
Total liabilities	16,080,638	2,962,897	8,191,328	1,458,349
NET ASSETS	$333,880,116	$954,359,261	$316,023,469	$175,478,577
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$267,643,391	$493,040,989	$265,311,423	$179,718,005
Undistributed net investment income	6,166,612	12,976,973	5,929,717	1,835,569
Accumulated net realized gain (loss)	27,571,143	45,416,204	27,253,746	(41,510,595)
Net unrealized appreciation	32,498,970	402,925,095	17,528,583	35,435,598
NET ASSETS	$333,880,116	$954,359,261	$316,023,469	$175,478,577
+ Including securities loaned at value	$3,671,130	$—	$—	$—
* Cost of investments in securities	$299,547,572	$504,911,490	$296,909,399	$134,802,459
** Cost of short-term investments	$8,810,106	$46,014,209	$—	$5,899,650
*** Cost of foreign currencies	$23	$4,680	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING American Century Small-Mid Cap Value Portfolio	ING Baron Growth Portfolio	ING Columbia Contrarian Core Portfolio	ING Columbia Small Cap Value II Portfolio
Class ADV:
Net Assets	$78,819,908	$82,562,655	$12,116,684	$8,723,522
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,850,643	3,182,982	574,832	661,060
Net asset value and redemption price per share	$13.47	$25.94	$21.08	$13.20
Class I:
Net Assets	$146,623,741	$214,350,386	$10,042,575	$18,262,387
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,533,211	7,801,513	463,319	1,352,635
Net asset value and redemption price per share	$13.92	$27.48	$21.68	$13.50
Class S:
Net Assets	$103,353,194	$655,435,509	$293,864,210	$147,760,161
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,493,434	24,523,860	13,732,671	11,006,164
Net asset value and redemption price per share	$13.79	$26.73	$21.40	$13.43
Class S2:
Net Assets	$5,083,273	$2,010,711	n/a	$732,507
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	379,316	77,150	n/a	55,671
Net asset value and redemption price per share	$13.40	$26.06	n/a	$13.16

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Global Bond Portfolio	ING Invesco Comstock Portfolio	ING Invesco Equity and Income Portfolio	ING JPMorgan Mid Cap Value Portfolio
ASSETS:
Investments in securities at fair value+*	$258,465,192	$380,377,963	$761,569,735	$613,295,536
Investments in affiliates at fair value**	86,928,817	—	—	—
Short-term investments at fair value***	15,687,001	18,110,432	27,731,633	21,791,737
Total investments at fair value	$361,081,010	$398,488,395	$789,301,368	$635,087,273
Cash	51,567	44,378	44,011	14,130
Cash collateral for futures	2,087,730	—	—	—
Foreign currencies at value****	1,464,887	—	—	—
Foreign cash collateral for futures*****	89,079	—	—	—
Receivable for derivatives collateral (Note 2)	9,955,000	—	—	—
Receivables:
Investment securities sold	37,579,150	952,728	4,647,225	5,925,859
Investment securities sold on a delayed-delivery or when-issued basis	16,197,843	—	—	—
Fund shares sold	416,233	1,460,322	61,085	722,729
Dividends	194	675,776	1,070,032	746,572
Interest	2,162,993	—	1,605,998	—
Foreign tax reclaims	—	56,409	33,082	—
Unrealized appreciation on forward foreign currency contracts	18,180,958	880,729	599,722	—
Unrealized appreciation on OTC swap agreements	202,841	—	—	—
Variation margin receivable on centrally cleared swaps	262,838	—	—	—
Prepaid expenses	1,401	1,121	2,539	1,476
Reimbursement due from manager	24,658	—	19,222	—
Total assets	449,758,382	402,559,858	797,384,284	642,498,039
LIABILITIES:
Payable for investment securities purchased	35,337,995	812,589	2,534,872	6,691,186
Payable for investment securities purchased on a delayed-delivery or when-issued basis	24,937,329	—	—	—
Payable for fund shares redeemed	96,702	117,604	745,590	151,854
Payable for foreign cash collateral for futures******	195,339	—	—	—
Payable upon receipt of securities loaned	6,226,204	—	—	5,150,884
Unrealized depreciation on forward foreign currency contracts	22,389,106	—	39,679	—
Unrealized depreciation on OTC swap agreements	1,482,318	—	—	—
Payable for derivatives collateral (Note 2)	2,210,000	—	—	—
Payable for investment management fees	145,264	195,876	359,735	374,800
Payable for administrative fees	30,073	32,859	65,406	51,339
Payable for distribution and shareholder service fees	26,196	76,965	56,569	94,785
Payable for trustee fees	1,961	1,880	3,865	2,807
Other accrued expenses and liabilities	130,668	43,382	121,683	57,065
Written options, at fair value^	86,778	—	—	—
Total liabilities	93,295,933	1,281,155	3,927,399	12,574,720
NET ASSETS	$356,462,449	$401,278,703	$793,456,885	$629,923,319
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$361,716,545	$526,132,656	$610,698,589	$461,087,106
Undistributed net investment income	14,951,165	3,130,148	7,394,598	2,533,275
Accumulated net realized gain (loss)	(3,984,426)	(227,474,630)	14,179,958	33,770,170
Net unrealized appreciation (depreciation)	(16,220,835)	99,490,529	161,183,740	132,532,768
NET ASSETS	$356,462,449	$401,278,703	$793,456,885	$629,923,319
+ Including securities loaned at value	$5,887,567	$—	$—	$5,030,840
* Cost of investments in securities	$263,024,707	$281,768,409	$600,945,342	$480,762,768
** Cost of investments in affiliates	$93,565,262	$—	$—	$—
*** Cost of short-term investments	$15,885,107	$18,110,432	$27,731,633	$21,791,737
**** Cost of foreign currencies	$1,465,943	$—	$—	$—
***** Cost of foreign cash collateral for futures	$89,079	$—	$—	$—
****** Cost of payable for foreign cash collateral for futures	$195,339	$—	$—	$—
^ Premiums received on written options	$318,400	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Global Bond Portfolio	ING Invesco Comstock Portfolio	ING Invesco Equity and Income Portfolio	ING JPMorgan Mid Cap Value Portfolio
Class ADV:
Net Assets	$33,623,212	$29,455,901	$23,856,294	$62,372,206
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,187,364	2,203,343	588,994	3,276,478
Net asset value and redemption price per share	$10.55	$13.37	$40.50	$19.04
Class I:
Net Assets	$265,223,343	$54,605,601	$540,673,053	$228,351,960
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	24,832,915	4,049,186	13,161,962	11,808,603
Net asset value and redemption price per share	$10.68	$13.49	$41.08	$19.34
Class S:
Net Assets	$57,615,894	$317,217,201	$227,353,098	$335,674,458
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,394,161	23,565,061	5,572,377	17,475,451
Net asset value and redemption price per share	$10.68	$13.46	$40.80	$19.21
Class S2:
Net Assets	n/a	n/a	$1,574,440	$3,524,695
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	39,005	185,594
Net asset value and redemption price per share	n/a	n/a	$40.37	$18.99

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Oppenheimer Global Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$1,639,093,783	$1,391,315,057	$105,220,763	$758,705,798
Short-term investments at fair value**	83,590,384	93,382,875	2,622,071	16,280,786
Short-term investments in affiliates at fair value***	—	—	—	405,145
Total investments at fair value	$1,722,684,167	$1,484,697,932	$107,842,834	$775,391,729
Cash	31,783	2,746,008	21,138	450,000
Foreign currencies at value****	3,715,647	1,377,187	—	—
Receivable for derivatives collateral (Note 2)	—	63,000	—	—
Receivables:
Investment securities sold	13,716,113	62,083,351	311,160	3,986,543
Investment securities sold on a delayed-delivery or when-issued basis	—	131,630,000	—	—
Fund shares sold	78,224	681,567	8,613	6,077
Dividends	237,170	30,306	54,189	270,240
Interest	—	5,830,167	1,295,750	—
Foreign tax reclaims	2,064,631	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,412,897	—	—
Upfront payments paid on OTC swap agreements	—	765,502	—	—
Unrealized appreciation on OTC swap agreements	—	580,245	—	—
Prepaid expenses	5,206	4,353	352	2,493
Reimbursement due from manager	—	3,548	727	14,936
Total assets	1,742,532,941	1,691,906,063	109,534,763	780,122,018
LIABILITIES:
Payable for investment securities purchased	1,789,532	34,905,973	236,653	1,013,660
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	483,303,196	—	—
Payable for fund shares redeemed	513,377	1,607,748	31,341	211,015
Payable for variation margin	—	3,912	—	—
Payable for foreign cash collateral for futures*****	—	7,270	—	—
Payable upon receipt of securities loaned	80,495,911	21,585,115	—	16,280,786
Unrealized depreciation on forward foreign currency contracts	—	2,873,877	—	—
Upfront payments received on OTC swap agreements	—	412,465	—	—
Unrealized depreciation on OTC swap agreements	—	589,525	—	—
Variation margin payable on centrally cleared swaps	—	306,335	—	—
Payable for derivatives collateral (Note 2)	—	1,016,000	—	—
Payable for investment management fees	829,390	422,380	55,282	403,798
Payable for administrative fees	138,230	96,160	9,214	63,093
Payable for distribution and shareholder service fees	80,736	186,744	859	14,317
Payable for trustee fees	8,401	6,185	574	3,794
Other accrued expenses and liabilities	234,781	199,798	19,079	108,967
Written options, at fair value^	—	2,926,378	—	—
Total liabilities	84,090,358	550,449,061	353,002	18,099,430
NET ASSETS	$1,658,442,583	$1,141,457,002	$109,181,761	$762,022,588
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,166,235,590	$1,085,509,280	$119,081,547	$505,880,057
Undistributed net investment income	40,316,574	45,085,805	1,622,788	1,471,355
Accumulated net realized gain (loss)	(25,811,872)	18,300,705	(18,084,522)	26,772,731
Net unrealized appreciation (depreciation)	477,702,291	(7,438,788)	6,561,948	227,898,445
NET ASSETS	$1,658,442,583	$1,141,457,002	$109,181,761	$762,022,588
+ Including securities loaned at value	$72,528,835	$21,100,039	$—	$15,869,812
* Cost of investments in securities	$1,161,443,758	$1,397,272,099	$98,658,815	$530,807,353
** Cost of short-term investments	$83,590,384	$93,382,870	$2,622,071	$16,280,786
*** Cost of short-term investments in affiliates	$—	$—	$—	$405,145
**** Cost of foreign currencies	$3,782,105	$1,386,720	$—	$—
***** Cost of payable for foreign cash collateral for futures	$—	$7,270	$—	$—
^ Premiums received on written options	$—	$1,184,566	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Oppenheimer Global Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV:
Net Assets	$85,048,808	$206,142,362	n/a	$23,654,481
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	5,409,218	17,775,304	n/a	2,502,817
Net asset value and redemption price per share	$15.72	$11.60	n/a	$9.45
Class I:
Net Assets	$1,356,063,841	$457,715,286	$105,031,498	$716,570,062
Shares authorized	250,000,000	100,000,000	100,000,000	250,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	83,390,303	38,372,428	8,835,575	72,061,711
Net asset value and redemption price per share	$16.26	$11.93	$11.89	$9.94
Class S:
Net Assets	$214,874,699	$473,630,515	$4,150,263	$20,835,652
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,614,246	40,173,352	349,516	2,137,740
Net asset value and redemption price per share	$15.78	$11.79	$11.87	$9.75
Class S2:
Net Assets	$2,455,235	$3,968,839	n/a	$962,393
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	158,487	344,395	n/a	101,890
Net asset value and redemption price per share	$15.49	$11.52	n/a	$9.45

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$1,285,757,117	$876,277,402
Short-term investments at fair value**	10,007,727	56,349,470
Short-term investments in affiliates at fair value***	9,123,642	—
Total investments at fair value	$1,304,888,486	$932,626,872
Cash	1,199,503	1,541,984
Receivables:
Investment securities sold	13,912,870	1,443,942
Fund shares sold	302,958	127,903
Dividends	443,319	2,693,346
Interest	—	215
Foreign tax reclaims	34,637	2,044,567
Prepaid expenses	4,229	3,543
Total assets	1,320,786,002	940,482,372
LIABILITIES:
Payable for investment securities purchased	14,220,098	366,229
Payable for fund shares redeemed	2,023,772	202,861
Payable upon receipt of securities loaned	10,007,727	28,805,767
Securities sold short^^	829,643	—
Payable for investment management fees	631,595	722,953
Payable for administrative fees	106,868	86,220
Payable for distribution and shareholder service fees	106,017	148,641
Payable to custodian due to foreign currency overdraft****	—	502,195
Payable for trustee fees	6,292	5,366
Other accrued expenses and liabilities	142,382	287,061
Total liabilities	28,074,394	31,127,293
NET ASSETS	$1,292,711,608	$909,355,079
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$896,043,105	$992,985,345
Undistributed net investment income (accumulated net investment loss)	(118,135)	33,005,490
Accumulated net realized gain (loss)	55,006,849	(247,140,870)
Net unrealized appreciation	341,779,789	130,505,114
NET ASSETS	$1,292,711,608	$909,355,079
+ Including securities loaned at value	$9,686,173	$27,421,918
* Cost of investments in securities	$943,984,183	$745,604,589
** Cost of short-term investments	$10,007,727	$56,349,470
*** Cost of short-term investments in affiliates	$9,123,642	$—
**** Cost of foreign currency overdraft	$—	$501,941
^^ Proceeds from short sales	$836,943	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio
Class ADV:
Net Assets	$129,451,803	$38,638,256
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,875,236	3,454,048
Net asset value and redemption price per share	$69.03	$11.19
Class I:
Net Assets	$910,444,943	$250,531,983
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	12,790,401	22,145,347
Net asset value and redemption price per share	$71.18	$11.31
Class S:
Net Assets	$250,946,495	$618,396,746
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	3,579,749	55,055,963
Net asset value and redemption price per share	$70.10	$11.23
Class S2:
Net Assets	$1,868,367	$1,788,094
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	26,957	159,911
Net asset value and redemption price per share	$69.31	$11.18

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING American Century Small-Mid Cap Value Portfolio	ING Baron Growth Portfolio	ING Columbia Contrarian Core Portfolio	ING Columbia Small Cap Value II Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,799,756	$5,398,024	$3,164,187	$1,337,753
Interest	—	—	4,995	—
Securities lending income, net	78,192	—	—	—
Total investment income	3,877,948	5,398,024	3,169,182	1,337,753
EXPENSES:
Investment management fees	1,505,647	3,773,588	1,431,909	644,070
Distribution and shareholder service fees:
Class ADV	171,616	185,363	29,044	20,414
Class S	118,283	772,889	366,699	181,695
Class S2	10,575	4,608	—	1,754
Transfer agent fees	320	691	376	235
Administrative service fees	150,563	443,947	178,987	85,875
Shareholder reporting expense	12,630	40,350	29,944	3,186
Registration fees	—	255	181	—
Professional fees	13,062	25,206	21,125	8,991
Custody and accounting expense	56,150	58,581	25,242	6,321
Trustee fees	4,554	13,429	5,414	2,598
Information statement costs (Note 6)	—	—	52,700	—
Miscellaneous expense	5,431	13,045	9,533	4,529
Interest expense	—	—	232	—
Total expenses	2,048,831	5,331,952	2,151,386	959,668
Net waived and reimbursed fees	(362,571)	(922)	(428,125)	(4,123)
Brokerage commission recapture	—	(403)	(14,922)	(9,593)
Net expenses	1,686,260	5,330,627	1,708,339	945,952
Net investment income	2,191,688	67,397	1,460,843	391,801
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	21,415,813	7,744,043	92,627,432	12,985,998
Foreign currency related transactions	316,462	(15,017)	(1,549)	—
Net realized gain	21,732,275	7,729,026	92,625,883	12,985,998
Net change in unrealized appreciation (depreciation) on:
Investments	15,866,902	113,417,694	(44,070,820)	13,444,496
Foreign currency related transactions	9,220	(2,856)	(6,091)	—
Net change in unrealized appreciation (depreciation)	15,876,122	113,414,838	(44,076,911)	13,444,496
Net realized and unrealized gain	37,608,397	121,143,864	48,548,972	26,430,494
Increase in net assets resulting from operations	$39,800,085	$121,211,261	$50,009,815	$26,822,295
*Foreign taxes withheld	$19,637	$26,228	$45,113	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Global Bond Portfolio	ING Invesco Comstock Portfolio	ING Invesco Equity and Income Portfolio	ING JPMorgan Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,900	$4,276,000	$6,129,890	$4,836,639
Interest, net of foreign taxes withheld*	5,270,755	—	3,289,148	—
Dividends from affiliated funds	2,919,244	—	—	—
Securities lending income, net	8,325	21,590	—	9,536
Total investment income	8,201,224	4,297,590	9,419,038	4,846,175
EXPENSES:
Investment management fees	972,577	1,118,712	2,108,611	2,056,775
Distribution and shareholder service fees:
Class ADV	86,527	65,928	54,299	134,558
Class S	78,409	368,533	268,216	372,616
Class S2	—	—	3,771	7,861
Transfer agent fees	289	325	661	273
Administrative service fees	194,514	186,450	383,380	278,418
Shareholder reporting expense	22,345	15,972	35,843	23,260
Registration fees	1,058	—	543	—
Professional fees	21,834	16,624	34,393	17,651
Custody and accounting expense	127,320	31,906	37,433	25,344
Trustee fees	5,884	5,640	11,597	8,422
Miscellaneous expense	10,695	7,079	10,604	4,664
Interest expense	2,365	—	—	—
Total expenses	1,523,817	1,817,169	2,949,351	2,929,842
Net waived and reimbursed fees	(308,780)	(6,424)	(128,783)	(1,572)
Brokerage commission recapture	—	(5,507)	(24,109)	—
Net expenses	1,215,037	1,805,238	2,796,459	2,928,270
Net investment income	6,986,187	2,492,352	6,622,579	1,917,905
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,529,584)	12,815,590	24,473,936	14,739,713
Foreign currency related transactions	(5,498,289)	(357,209)	67,193	—
Futures	(163,241)	—	—	—
Swaps	(5,493,401)	—	—	—
Sale of affiliated underlying funds	639,797	—	—	—
Written options	393,757	—	—	—
Net realized gain (loss)	(12,650,961)	12,458,381	24,541,129	14,739,713
Net change in unrealized appreciation (depreciation) on:
Investments	(11,753,132)	40,818,371	58,510,556	57,213,311
Affiliated underlying funds	(10,838,260)	—	—	—
Foreign currency related transactions	(3,286,389)	1,412,261	809,879	—
Futures	(345,617)	—	—	—
Swaps	5,337,572	—	—	—
Written options	(204,850)	—	—	—
Net change in unrealized appreciation (depreciation)	(21,090,676)	42,230,632	59,320,435	57,213,311
Net realized and unrealized gain (loss)	(33,741,637)	54,689,013	83,861,564	71,953,024
Increase (decrease) in net assets resulting from operations	$(26,755,450)	$57,181,365	$90,484,143	$73,870,929
*Foreign taxes withheld	$788	$91,373	$46,061	$9,649

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Oppenheimer Global Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$23,115,883	$325,515	$181,359	$3,015,164
Interest, net of foreign taxes withheld*	—	12,553,655	3,064,705	—
Dividends from affiliated funds	—	—	—	294
Securities lending income, net	1,397,535	62,311	—	271,638
Total investment income	24,513,418	12,941,481	3,246,064	3,287,096
EXPENSES:
Investment management fees	4,999,022	2,698,732	341,436	2,408,562
Distribution and shareholder service fees:
Class ADV	207,866	515,149	—	57,751
Class S	264,903	635,461	5,180	25,540
Class S2	5,523	11,430	—	1,585
Transfer agent fees	1,164	1,070	318	554
Administrative service fees	833,160	613,342	56,905	376,335
Shareholder reporting expense	109,015	51,402	1,281	37,852
Professional fees	64,265	50,690	2,467	31,726
Custody and accounting expense	242,656	132,915	1,081	41,019
Trustee fees	25,202	18,553	1,721	11,384
Miscellaneous expense	21,713	26,465	384	12,555
Interest expense	288	575	196	390
Total expenses	6,774,777	4,755,784	410,969	3,005,253
Net waived and reimbursed fees	(1,105)	(28,727)	(1,277)	(93,707)
Brokerage commission recapture	—	—	(61)	—
Net expenses	6,773,672	4,727,057	409,631	2,911,546
Net investment income	17,739,746	8,214,424	2,836,433	375,550
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	39,324,566	5,550,829	4,791,169	18,142,407
Foreign currency related transactions	(296,035)	4,342,590	—	—
Futures	—	(654,548)	—	—
Swaps	—	1,402,143	—	—
Written options	—	879,035	—	—
Net realized gain	39,028,531	11,520,049	4,791,169	18,142,407
Net change in unrealized appreciation (depreciation) on:
Investments	69,160,710	(56,731,723)	(1,937,418)	75,440,444
Foreign currency related transactions	(138,347)	(194,977)	9,566	—
Futures	—	(1,864,505)	—	—
Swaps	—	2,871,027	—	—
Written options	—	(2,416,530)	—	—
Unfunded commitments	—	—	(11,516)	—
Net change in unrealized appreciation (depreciation)	69,022,363	(58,336,708)	(1,939,368)	75,440,444
Net realized and unrealized gain (loss)	108,050,894	(46,816,659)	2,851,801	93,582,851
Increase (decrease) in net assets resulting from operations	$125,790,640	$(38,602,235)	$5,688,234	$93,958,401
*Foreign taxes withheld	$1,738,252	$3	$1,883	$18,809
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,725,464	$23,699,490
Interest	52	2,505
Dividends from affiliated funds	4,557	—
Securities lending income, net	63,155	1,030,227
Total investment income	4,793,228	24,732,222
EXPENSES:
Investment management fees	3,744,702	4,115,382
Distribution and shareholder service fees:
Class ADV	308,395	96,283
Class S	310,709	809,650
Class S2	4,284	4,472
Transfer agent fees	1,066	879
Administrative service fees	624,109	532,184
Shareholder reporting expense	63,650	42,865
Professional fees	46,662	50,112
Custody and accounting expense	71,128	185,930
Trustee fees	18,879	16,098
Miscellaneous expense	21,637	18,636
Interest expense	116	—
Total expenses	5,215,337	5,872,491
Net waived and reimbursed fees	(48,791)	(68,292)
Brokerage commission recapture	(7,423)	(9,604)
Net expenses	5,159,123	5,794,595
Net investment income (loss)	(365,895)	18,937,627
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	115,858,474	(8,411,773)
Foreign currency related transactions	(23,495)	(34,043)
Net realized gain (loss)	115,834,979	(8,445,816)
Net change in unrealized appreciation (depreciation) on:
Investments	14,954,536	5,022,590
Foreign currency related transactions	(446)	(94,302)
Short sales	7,301	—
Net change in unrealized appreciation (depreciation)	14,961,391	4,928,288
Net realized and unrealized gain (loss)	130,796,370	(3,517,528)
Increase in net assets resulting from operations	$130,430,475	$15,420,099
*Foreign taxes withheld	$80,371	$2,336,583

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Century Small-Mid Cap Value Portfolio		ING Baron Growth Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$2,191,688	$4,165,703	$67,397	$12,961,501
Net realized gain	21,732,275	11,628,327	7,729,026	80,231,357
Net change in unrealized appreciation	15,876,122	18,506,846	113,414,838	43,062,042
Increase in net assets resulting from operations	39,800,085	34,300,876	121,211,261	136,254,900
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(471,877)	—	—
Class I	—	(1,262,991)	—	—
Class S	—	(921,988)	—	—
Class S2	—	(28,261)	—	—
Net realized gains:
Class ADV	—	(3,480,186)	—	—
Class I	—	(6,911,896)	—	—
Class S	—	(6,076,042)	—	—
Class S2	—	(182,024)	—	—
Total distributions	—	(19,335,265)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	52,889,179	61,560,830	104,520,550	68,351,831
Reinvestment of distributions	—	19,335,265	—	—
	52,889,179	80,896,095	104,520,550	68,351,831
Cost of shares redeemed	(18,865,477)	(35,455,873)	(55,516,468)	(155,459,842)
Net increase (decrease) in net assets resulting from capital share transactions	34,023,702	45,440,222	49,004,082	(87,108,011)
Net increase in net assets	73,823,787	60,405,833	170,215,343	49,146,889
NET ASSETS:
Beginning of year or period	260,056,329	199,650,496	784,143,918	734,997,029
End of year or period	$333,880,116	$260,056,329	$954,359,261	$784,143,918
Undistributed net investment income at end of year or period	$6,166,612	$3,974,924	$12,976,973	$12,909,576

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Columbia Contrarian Core Portfolio		ING Columbia Small Cap Value II Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$1,460,843	$4,826,427	$391,801	$1,447,751
Net realized gain	92,625,883	12,245,277	12,985,998	17,846,089
Net change in unrealized appreciation (depreciation)	(44,076,911)	29,175,921	13,444,496	2,491,577
Increase in net assets resulting from operations	50,009,815	46,247,625	26,822,295	21,785,417
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(11,669)	—	(16,378)
Class I	—	(756,030)	—	(79,902)
Class S	—	(796,919)	—	(331,249)
Class S2	—	—	—	(2,980)
Total distributions	—	(1,564,618)	—	(430,509)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,181,346	43,731,085	6,684,118	7,931,280
Reinvestment of distributions	—	1,564,618	—	430,509
	11,181,346	45,295,703	6,684,118	8,361,789
Cost of shares redeemed	(120,628,628)	(103,875,221)	(17,228,433)	(31,558,922)
Net decrease in net assets resulting from capital share transactions	(109,447,282)	(58,579,518)	(10,544,315)	(23,197,133)
Net increase (decrease) in net assets	(59,437,467)	(13,896,511)	16,277,980	(1,842,225)
NET ASSETS:
Beginning of year or period	375,460,936	389,357,447	159,200,597	161,042,822
End of year or period	$316,023,469	$375,460,936	$175,478,577	$159,200,597
Undistributed net investment income at end of year or period	$5,929,717	$4,468,874	$1,835,569	$1,443,768

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Global Bond Portfolio		ING Invesco Comstock Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$6,986,187	$17,144,650	$2,492,352	$4,897,834
Net realized gain (loss)	(12,650,961)	3,083,717	12,458,381	23,445,434
Net change in unrealized appreciation (depreciation)	(21,090,676)	11,338,188	42,230,632	26,354,153
Increase (decrease) in net assets resulting from operations	(26,755,450)	31,566,555	57,181,365	54,697,421
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,881,128)	—	(229,480)
Class I	—	(19,902,878)	—	(712,177)
Class S	—	(3,887,280)	—	(3,150,071)
Total distributions	—	(25,671,286)	—	(4,091,728)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,655,241	24,803,143	38,749,677	25,338,034
Reinvestment of distributions	—	25,671,286	—	4,091,728
	10,655,241	50,474,429	38,749,677	29,429,762
Cost of shares redeemed	(38,246,057)	(73,439,816)	(25,796,416)	(50,412,446)
Net increase (decrease) in net assets resulting from capital share transactions	(27,590,816)	(22,965,387)	12,953,261	(20,982,684)
Net increase (decrease) in net assets	(54,346,266)	(17,070,118)	70,134,626	29,623,009
NET ASSETS:
Beginning of year or period	410,808,715	427,878,833	331,144,077	301,521,068
End of year or period	$356,462,449	$410,808,715	$401,278,703	$331,144,077
Undistributed net investment income at end of year or period	$14,951,165	$7,964,978	$3,130,148	$637,796

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Invesco Equity and Income Portfolio		ING JPMorgan Mid Cap Value Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$6,622,579	$14,603,276	$1,917,905	$3,868,815
Net realized gain	24,541,129	42,715,848	14,739,713	29,731,186
Net change in unrealized appreciation	59,320,435	34,702,622	57,213,311	37,465,456
Increase in net assets resulting from operations	90,484,143	92,021,746	73,870,929	71,065,457
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(340,091)	—	(198,863)
Class I	—	(11,917,878)	—	(1,523,265)
Class S	—	(3,765,286)	—	(1,663,038)
Class S2	—	(35,093)	—	(18,037)
Total distributions	—	(16,058,348)	—	(3,403,203)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,293,944	39,982,149	121,757,309	129,981,464
Reinvestment of distributions	—	16,058,348	—	3,403,203
	25,293,944	56,040,497	121,757,309	133,384,667
Cost of shares redeemed	(42,078,608)	(171,655,080)	(30,605,282)	(70,311,092)
Net increase (decrease) in net assets resulting from capital share transactions	(16,784,664)	(115,614,583)	91,152,027	63,073,575
Net increase (decrease) in net assets	73,699,479	(39,651,185)	165,022,956	130,735,829
NET ASSETS:
Beginning of year or period	719,757,406	759,408,591	464,900,363	334,164,534
End of year or period	$793,456,885	$719,757,406	$629,923,319	$464,900,363
Undistributed net investment income at end of year or period	$7,394,598	$772,019	$2,533,275	$615,370

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Oppenheimer Global Portfolio		ING PIMCO Total Return Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$17,739,746	$22,345,881	$8,214,424	$26,150,450
Net realized gain	39,028,531	11,486,620	11,520,049	37,038,271
Net change in unrealized appreciation (depreciation)	69,022,363	265,250,706	(58,336,708)	31,631,976
Increase (decrease) in net assets resulting from operations	125,790,640	299,083,207	(38,602,235)	94,820,697
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(576,376)	—	(5,305,029)
Class I	—	(16,601,083)	—	(17,654,316)
Class S	—	(1,852,787)	—	(16,054,750)
Class S2	—	(14,419)	—	(88,795)
Total distributions	—	(19,044,665)	—	(39,102,890)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	49,941,294	55,068,799	58,143,654	174,724,227
Reinvestment of distributions	—	19,044,665	—	39,102,890
	49,941,294	74,113,464	58,143,654	213,827,117
Cost of shares redeemed	(112,321,437)	(231,232,206)	(179,286,766)	(149,385,470)
Net increase (decrease) in net assets resulting from capital share transactions	(62,380,143)	(157,118,742)	(121,143,112)	64,441,647
Net increase (decrease) in net assets	63,410,497	122,919,800	(159,745,347)	120,159,454
NET ASSETS:
Beginning of year or period	1,595,032,086	1,472,112,286	1,301,202,349	1,181,042,895
End of year or period	$1,658,442,583	$1,595,032,086	$1,141,457,002	$1,301,202,349
Undistributed net investment income at end of year or period	$40,316,574	$22,576,828	$45,085,805	$36,871,381

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Pioneer High Yield Portfolio		ING T. Rowe Price Diversified Mid Cap Growth Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$2,836,433	$5,572,708	$375,550	$4,368,931
Net realized gain	4,791,169	5,463,836	18,142,407	8,932,374
Net change in unrealized appreciation (depreciation)	(1,939,368)	3,623,428	75,440,444	96,816,782
Increase in net assets resulting from operations	5,688,234	14,659,972	93,958,401	110,118,087
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(9,824)
Class I	(2,741,934)	(5,386,315)	—	(3,377,531)
Class S	(98,534)	(174,018)	—	(46,407)
Class S2	—	—	—	(1,925)
Net realized gains:
Class ADV	—	—	—	(1,815,988)
Class I	—	—	—	(55,989,437)
Class S	—	—	—	(1,511,507)
Class S2	—	—	—	(79,145)
Total distributions	(2,840,468)	(5,560,333)	—	(62,831,764)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,438,486	26,981,144	9,469,326	10,966,787
Reinvestment of distributions	2,840,468	5,560,333	—	62,831,764
	14,278,954	32,541,477	9,469,326	73,798,551
Cost of shares redeemed	(16,916,493)	(21,911,078)	(50,842,798)	(116,952,162)
Net increase (decrease) in net assets resulting from capital share transactions	(2,637,539)	10,630,399	(41,373,472)	(43,153,611)
Net increase in net assets	210,227	19,730,038	52,584,929	4,132,712
NET ASSETS:
Beginning of year or period	108,971,534	89,241,496	709,437,659	705,304,947
End of year or period	$109,181,761	$108,971,534	$762,022,588	$709,437,659
Undistributed net investment income at end of year or period	$1,622,788	$1,626,823	$1,471,355	$1,095,805

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio		ING Templeton Foreign Equity Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income (loss)	$(365,895)	$1,515,111	$18,937,627	$12,900,394
Net realized gain (loss)	115,834,979	71,104,286	(8,445,816)	(18,442,674)
Net change in unrealized appreciation	14,961,391	109,554,119	4,928,288	181,611,556
Increase in net assets resulting from operations	130,430,475	182,173,516	15,420,099	176,069,276
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(360,560)
Class I	—	(1,241,246)	—	(5,067,615)
Class S	—	—	—	(8,899,584)
Class S2	—	—	—	(18,251)
Total distributions	—	(1,241,246)	—	(14,346,010)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	119,731,006	257,911,070	42,644,281	157,700,998
Proceeds from shares issued in merger (Note 14)	—	—	—	450,814,670
Reinvestment of distributions	—	1,241,246	—	14,346,010
	119,731,006	259,152,316	42,644,281	622,861,678
Cost of shares redeemed	(112,712,626)	(273,746,158)	(211,178,301)	(240,497,395)
Net increase (decrease) in net assets resulting from capital share transactions	7,018,380	(14,593,842)	(168,534,020)	382,364,283
Net increase (decrease) in net assets	137,448,855	166,338,428	(153,113,921)	544,087,549
NET ASSETS:
Beginning of year or period	1,155,262,753	988,924,325	1,062,469,000	518,381,451
End of year or period	$1,292,711,608	$1,155,262,753	$909,355,079	$1,062,469,000
Undistributed net investment income/Accumulated net investment loss at end of year or period	$(118,135)	$247,760	$33,005,490	$14,067,863

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)		($)
ING American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-13	11.76	0.08	•	1.63	1.71	—	—		—
12-31-12	11.08	0.18	•	1.53	1.71	0.12	0.91		—
12-31-11	11.63	0.12	•	(0.54)	(0.42)	0.13	0.00	*	—
12-31-10	9.65	0.15	•	1.93	2.08	0.10	—		—
12-31-09	7.23	0.14		2.39	2.53	0.11	—		—
12-31-08	11.24	0.15		(2.80)	(2.65)	0.05	1.31		—
Class I
06-30-13	12.12	0.09		1.71	1.80	—	—		—
12-31-12	11.38	0.24	•	1.58	1.82	0.17	0.91		—
12-31-11	11.91	0.18		(0.56)	(0.38)	0.15	0.00	*	—
12-31-10	9.86	0.20	•	1.98	2.18	0.13	—		—
12-31-09	7.38	0.17		2.47	2.64	0.16	—		—
12-31-08	11.46	0.20	•	(2.86)	(2.66)	0.11	1.31		—
Class S
06-30-13	12.03	0.09	•	1.67	1.76	—	—		—
12-31-12	11.30	0.19		1.59	1.78	0.14	0.91		—
12-31-11	11.82	0.15		(0.54)	(0.39)	0.13	0.00	*	—
12-31-10	9.80	0.14		1.99	2.13	0.11	—		—
12-31-09	7.34	0.16	•	2.44	2.60	0.14	—		—
12-31-08	11.40	0.17	•	(2.84)	(2.67)	0.08	1.31		—
Class S2
06-30-13	11.70	0.08	•	1.62	1.70	—	—		—
12-31-12	11.03	0.19	•	1.53	1.72	0.14	0.91		—
12-31-11	11.59	0.14	•	(0.55)	(0.41)	0.15	0.00	*	—
12-31-10	9.61	0.22	•	1.86	2.08	0.10	—		—
02-27-09(5)-12-31-09	5.84	0.14	•	3.79	3.93	0.16	—		—
ING Baron Growth Portfolio
Class ADV
06-30-13	22.53	(0.03	)•	3.44	3.41	—	—		—
12-31-12	18.87	0.30	•	3.36	3.66	—	—		—
12-31-11	18.52	(0.19)		0.54	0.35	—	—		—
12-31-10	14.67	(0.10)		3.95	3.85	—	—		—
12-31-09	10.88	(0.12)		3.91	3.79	—	—		—
12-31-08	19.16	(0.14)		(7.62)	(7.76)	—	0.52		—
Class I
06-30-13	23.80	0.03	•	3.65	3.68	—	—		—
12-31-12	19.84	0.43	•	3.53	3.96	—	—		—
12-31-11	19.37	(0.10	)•	0.57	0.47	—	—		—
12-31-10	15.27	(0.03)		4.13	4.10	—	—		—
12-31-09	11.27	(0.07)		4.07	4.00	—	—		—
12-31-08	19.73	(0.05	)•	(7.89)	(7.94)	—	0.52		—
Class S
06-30-13	23.18	(0.00	)*•	3.55	3.55	—	—		—
12-31-12	19.37	0.35	•	3.46	3.81	—	—		—
12-31-11	18.95	(0.14	)•	0.56	0.42	—	—		—
12-31-10	14.98	(0.07)		4.04	3.97	—	—		—
12-31-09	11.08	(0.09)		3.99	3.90	—	—		—
12-31-08	19.45	(0.08	)•	(7.77)	(7.85)	—	0.52		—
Class S2
06-30-13	22.62	(0.02	)•	3.46	3.44	—	—		—
12-31-12	18.93	0.36	•	3.33	3.69	—	—		—
12-31-11	18.55	(0.13	)•	0.51	0.38	—	—		—
12-31-10	14.69	(0.09)		3.95	3.86	—	—		—
02-27-09(5)-12-31-09	9.31	(0.10)		5.48	5.38	—	—		—

					Ratios to average net assets							Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-13	—	—	13.47	14.54	1.66	1.42		1.42		1.17		78,820	42
12-31-12	1.03	—	11.76	16.07	1.70	1.43		1.43		1.55		56,202	95
12-31-11	0.13	—	11.08	(3.47)	1.75	1.44		1.44		1.07		37,525	109
12-31-10	0.10	—	11.63	21.80	1.75	1.44	†	1.44	†	1.47	†	26,712	98
12-31-09	0.11	—	9.65	35.20	1.75	1.44	†	1.44	†	1.82	†	10,511	135
12-31-08	1.36	—	7.23	(26.69)	1.75	1.52		1.52		1.50		7,861	191
Class I
06-30-13	—	—	13.92	14.85	1.16	0.92		0.92		1.65		146,624	42
12-31-12	1.08	—	12.12	16.59	1.20	0.93		0.93		2.05		116,175	95
12-31-11	0.15	—	11.38	(2.97)	1.25	0.94		0.94		1.54		87,411	109
12-31-10	0.13	—	11.91	22.36	1.25	0.94	†	0.94	†	1.92	†	91,413	98
12-31-09	0.16	—	9.86	36.02	1.25	0.94	†	0.94	†	2.28	†	51,654	135
12-31-08	1.42	—	7.38	(26.37)	1.25	1.02		1.02		2.04		35,922	191
Class S
06-30-13	—	—	13.79	14.63	1.41	1.17		1.17		1.39		103,353	42
12-31-12	1.05	—	12.03	16.35	1.45	1.18		1.18		1.76		84,475	95
12-31-11	0.13	—	11.30	(3.16)	1.50	1.19		1.19		1.28		72,824	109
12-31-10	0.11	—	11.82	22.02	1.50	1.19	†	1.19	†	1.68	†	75,285	98
12-31-09	0.14	—	9.80	35.68	1.50	1.19	†	1.19	†	2.03	†	53,596	135
12-31-08	1.39	—	7.34	(26.56)	1.50	1.27		1.27		1.80		31,260	191
Class S2
06-30-13	—	—	13.40	14.53	1.66	1.32		1.32		1.29		5,083	42
12-31-12	1.05	—	11.70	16.24	1.70	1.33		1.33		1.68		3,205	95
12-31-11	0.15	—	11.03	(3.33)	1.75	1.34		1.34		1.26		1,891	109
12-31-10	0.10	—	11.59	21.87	1.75	1.34	†	1.34	†	2.01	†	326	98
02-27-09(5)-12-31-09	0.16	—	9.61	67.61	1.75	1.34	†	1.34	†	2.06	†	5	135
ING Baron Growth Portfolio
Class ADV
06-30-13	—	—	25.94	15.14	1.48	1.48		1.48		(0.25)		82,563	5
12-31-12	—	—	22.53	19.40	1.52	1.52		1.52		1.45		61,428	15
12-31-11	—	—	18.87	1.89	1.58	1.58		1.58		(0.98)		54,052	14
12-31-10	—	—	18.52	26.24	1.58	1.58	†	1.58	†	(0.65	)†	51,458	19
12-31-09	—	—	14.67	34.83	1.58	1.57		1.57		(1.07)		36,133	13
12-31-08	0.52	—	10.88	(41.41)	1.58	1.58	†	1.58	†	(0.80	)†	23,542	30
Class I
06-30-13	—	—	27.48	15.46	0.98	0.98		0.98		0.25		214,350	5
12-31-12	—	—	23.80	19.96	1.02	1.02		1.02		1.95		169,708	15
12-31-11	—	—	19.84	2.43	1.08	1.08		1.08		(0.51)		153,934	14
12-31-10	—	—	19.37	26.85	1.08	1.08	†	1.08	†	(0.17	)†	231,264	19
12-31-09	—	—	15.27	35.49	1.08	1.07		1.07		(0.57)		184,220	13
12-31-08	0.52	—	11.27	(41.12)	1.08	1.08	†	1.08	†	(0.29	)†	131,199	30
Class S
06-30-13	—	—	26.73	15.31	1.23	1.23		1.23		(0.03)		655,436	5
12-31-12	—	—	23.18	19.67	1.27	1.27		1.27		1.65		551,582	15
12-31-11	—	—	19.37	2.22	1.33	1.31		1.31		(0.72)		526,672	14
12-31-10	—	—	18.95	26.50	1.33	1.31	†	1.31	†	(0.41	)†	560,004	19
12-31-09	—	—	14.98	35.20	1.33	1.30		1.30		(0.80)		466,746	13
12-31-08	0.52	—	11.08	(41.25)	1.33	1.31	†	1.31	†	(0.52	)†	291,833	30
Class S2
06-30-13	—	—	26.06	15.21	1.48	1.38		1.38		(0.15)		2,011	5
12-31-12	—	—	22.62	19.49	1.52	1.42		1.42		1.70		1,427	15
12-31-11	—	—	18.93	2.05	1.58	1.48		1.48		(0.68)		339	14
12-31-10	—	—	18.55	26.28	1.58	1.48	†	1.48	†	(0.58	)†	6	19
02-27-09(5)-12-31-09	—	—	14.69	57.79	1.58	1.47		1.47		(0.97)		5	13

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Columbia Contrarian Core Portfolio
Class ADV
06-30-13	18.49	0.05		2.54	2.59	—	—	—
12-31-12	16.53	0.15		1.83	1.98	0.02	—	—
12-31-11	17.57	0.05	•	(0.93)	(0.88)	0.16	—	—
12-31-10	15.77	0.05	•	1.80	1.85	0.05	—	—
12-31-09	12.02	0.04	•	3.71	3.75	—	—	—
12-31-08	20.07	0.09		(7.92)	(7.83)	0.04	0.18	—
Class I
06-30-13	18.96	0.09	•	2.63	2.72	—	—	—
12-31-12	16.94	0.25	•	1.87	2.12	0.10	—	—
12-31-11	17.99	0.14		(0.97)	(0.83)	0.22	—	—
12-31-10	16.12	0.12	•	1.85	1.97	0.10	—	—
12-31-09	12.32	0.10	•	3.82	3.92	0.12	—	—
12-31-08	20.60	0.15	•	(8.09)	(7.94)	0.16	0.18	—
Class S
06-30-13	18.75	0.08	•	2.57	2.65	—	—	—
12-31-12	16.75	0.20	•	1.85	2.05	0.05	—	—
12-31-11	17.76	0.09	•	(0.93)	(0.84)	0.17	—	—
12-31-10	15.93	0.09		1.81	1.90	0.07	—	—
12-31-09	12.18	0.06		3.78	3.84	0.09	—	—
12-31-08	20.39	0.11	•	(8.02)	(7.91)	0.12	0.18	—
ING Columbia Small Cap Value II Portfolio
Class ADV
06-30-13	11.28	0.00	*	1.92	1.92	—	—	—
12-31-12	9.92	0.06		1.33	1.39	0.03	—	—
12-31-11	10.29	(0.01)		(0.30)	(0.31)	0.06	—	—
12-31-10	8.36	0.02	•	2.04	2.06	0.13	—	—
12-31-09	6.78	0.05		1.59	1.64	0.06	—	—
12-31-08	10.41	0.09	•	(3.62)	(3.53)	0.02	0.08	—
Class I
06-30-13	11.51	0.05		1.94	1.99	—	—	—
12-31-12	10.10	0.12	•	1.35	1.47	0.06	—	—
12-31-11	10.44	0.03	•	(0.30)	(0.27)	0.07	—	—
12-31-10	8.46	0.06		2.06	2.12	0.14	—	—
12-31-09	6.85	0.07	•	1.65	1.72	0.11	—	—
12-31-08	10.48	0.14	•	(3.67)	(3.53)	0.02	0.08	—
Class S
06-30-13	11.46	0.04		1.93	1.97	—	—	—
12-31-12	10.06	0.10	•	1.33	1.43	0.03	—	—
12-31-11	10.39	0.03		(0.32)	(0.29)	0.04	—	—
12-31-10	8.41	0.04	•	2.06	2.10	0.12	—	—
12-31-09	6.82	0.06		1.62	1.68	0.09	—	—
12-31-08	10.44	0.11	•	(3.64)	(3.53)	0.01	0.08	—
Class S2
06-30-13	11.24	0.01		1.91	1.92	—	—	—
12-31-12	9.90	0.07		1.32	1.39	0.05	—	—
12-31-11	10.27	0.04		(0.35)	(0.31)	0.06	—	—
12-31-10	8.33	0.03		2.03	2.06	0.12	—	—
02-27-09(5)-12-31-09	5.20	0.04	•	3.20	3.24	0.11	—	—

					Ratios to average net assets							Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Columbia Contrarian Core Portfolio
Class ADV
06-30-13	—	—	21.08	14.01	1.48	1.24		1.23		0.58		12,117	91
12-31-12	0.02	—	18.49	11.99	1.44	1.25		1.25		0.86		10,347	20
12-31-11	0.16	—	16.53	(4.92)	1.40	1.38		1.38		0.31		9,266	12
12-31-10	0.05	—	17.57	11.79	1.40	1.38		1.38		0.30		8,442	15
12-31-09	—	—	15.77	31.20	1.40	1.39		1.39		0.31		4,844	23
12-31-08	0.22	—	12.02	(39.35)	1.40	1.40		1.40		0.41		5,662	20
Class I
06-30-13	—	—	21.68	14.35	0.98	0.74		0.73		0.84		10,043	91
12-31-12	0.10	—	18.96	12.56	0.94	0.75		0.75		1.37		92,694	20
12-31-11	0.22	—	16.94	(4.52)	0.90	0.88		0.88		0.80		109,831	12
12-31-10	0.10	—	17.99	12.33	0.90	0.88		0.88		0.74		143,679	15
12-31-09	0.12	—	16.12	31.96	0.90	0.89		0.89		0.76		165,713	23
12-31-08	0.34	—	12.32	(39.06)	0.90	0.90		0.90		0.92		133,936	20
Class S
06-30-13	—	—	21.40	14.13	1.23	0.99		0.98		0.82		293,864	91
12-31-12	0.05	—	18.75	12.27	1.19	1.00		1.00		1.09		272,420	20
12-31-11	0.17	—	16.75	(4.63)	1.15	1.13		1.13		0.56		270,261	12
12-31-10	0.07	—	17.76	11.99	1.15	1.13		1.13		0.51		328,415	15
12-31-09	0.09	—	15.93	31.62	1.15	1.14		1.14		0.49		303,513	23
12-31-08	0.30	—	12.18	(39.22)	1.15	1.15		1.15		0.67		213,686	20
ING Columbia Small Cap Value II Portfolio
Class ADV
06-30-13	—	—	13.20	17.02	1.38	1.38		1.37		0.22		8,724	23
12-31-12	0.03	—	11.28	14.01	1.39	1.39		1.37		0.69		6,763	44
12-31-11	0.06	—	9.92	(2.96)	1.40	1.40		1.38		0.06		4,677	36
12-31-10	0.13	—	10.29	24.98	1.40	1.40	†	1.37	†	0.25	†	2,071	62
12-31-09	0.06	—	8.36	24.28	1.45	1.44	†	1.44	†	0.52	†	534	86
12-31-08	0.10	—	6.78	(34.22)	1.41	1.41	†	1.38	†	1.03	†	444	73
Class I
06-30-13	—	—	13.50	17.29	0.88	0.88		0.87		0.70		18,262	23
12-31-12	0.06	—	11.51	14.56	0.89	0.89		0.87		1.14		16,180	44
12-31-11	0.07	—	10.10	(2.48)	0.90	0.90		0.88		0.31		17,304	36
12-31-10	0.14	—	10.44	25.48	0.90	0.90	†	0.87	†	0.67	†	55,866	62
12-31-09	0.11	—	8.46	25.20	0.95	0.94	†	0.94	†	1.09	†	46,600	86
12-31-08	0.10	—	6.85	(33.93)	0.91	0.91	†	0.88	†	1.63	†	225,673	73
Class S
06-30-13	—	—	13.43	17.19	1.13	1.13		1.12		0.44		147,760	23
12-31-12	0.03	—	11.46	14.20	1.14	1.14		1.12		0.88		135,653	44
12-31-11	0.04	—	10.06	(2.69)	1.15	1.15		1.13		0.21		138,626	36
12-31-10	0.12	—	10.39	25.28	1.15	1.15	†	1.12	†	0.41	†	167,293	62
12-31-09	0.09	—	8.41	24.72	1.20	1.19	†	1.19	†	0.75	†	165,922	86
12-31-08	0.09	—	6.82	(34.08)	1.16	1.16	†	1.13	†	1.22	†	150,309	73
Class S2
06-30-13	—	—	13.16	17.08	1.38	1.28		1.27		0.29		733	23
12-31-12	0.05	—	11.24	14.07	1.39	1.29		1.27		0.76		604	44
12-31-11	0.06	—	9.90	(2.88)	1.40	1.30		1.28		0.49		436	36
12-31-10	0.12	—	10.27	25.04	1.40	1.30	†	1.27	†	0.29	†	6	62
02-27-09(5)-12-31-09	0.11	—	8.33	62.42	1.45	1.34	†	1.34	†	0.60	†	5	86
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Global Bond Portfolio
Class ADV
06-30-13	11.35	0.16		(0.96)	(0.80)	—	—	—
12-31-12	11.22	0.41	•	0.39	0.80	0.67	—	—
12-31-11	11.67	0.44	•	(0.04)	0.40	0.85	—	—
12-31-10	10.45	0.70	•	0.88	1.58	0.36	—	—
12-31-09	8.84	0.40		1.51	1.91	0.30	—	—
12-31-08	11.12	0.55	•	(2.28)	(1.73)	0.51	0.04	—
Class I
06-30-13	11.46	0.21	•	(0.99)	(0.78)	—	—	—
12-31-12	11.32	0.47	•	0.40	0.87	0.73	—	—
12-31-11	11.77	0.50	•	(0.05)	0.45	0.90	—	—
12-31-10	10.48	0.75		0.90	1.65	0.36	—	—
12-31-09	8.92	0.48	•	1.49	1.97	0.41	—	—
12-31-08	11.20	0.54	•	(2.22)	(1.68)	0.56	0.04	—
Class S
06-30-13	11.48	0.19	•	(0.99)	(0.80)	—	—	—
12-31-12	11.33	0.47	•	0.37	0.84	0.69	—	—
12-31-11	11.76	0.47	•	(0.04)	0.43	0.86	—	—
12-31-10	10.50	0.74	•	0.88	1.62	0.36	—	—
12-31-09	8.92	0.49	•	1.45	1.94	0.36	—	—
12-31-08	11.21	0.48	•	(2.19)	(1.71)	0.54	0.04	—
ING Invesco Comstock Portfolio
Class ADV
06-30-13	11.44	0.06		1.87	1.93	—	—	—
12-31-12	9.77	0.13		1.66	1.79	0.12	—	—
12-31-11	10.13	0.11		(0.35)	(0.24)	0.12	—	—
12-31-10	8.92	0.09		1.23	1.32	0.11	—	—
12-31-09	7.09	0.09		1.91	2.00	0.17	—	—
12-31-08	12.34	0.17	•	(4.47)	(4.30)	0.30	0.65	—
Class I
06-30-13	11.51	0.10		1.88	1.98	—	—	—
12-31-12	9.83	0.19	•	1.66	1.85	0.17	—	—
12-31-11	10.19	0.16		(0.35)	(0.19)	0.17	—	—
12-31-10	8.97	0.14		1.23	1.37	0.15	—	—
12-31-09	7.12	0.13	•	1.93	2.06	0.21	—	—
12-31-08	12.55	0.23		(4.55)	(4.32)	0.46	0.65	—
Class S
06-30-13	11.51	0.08		1.87	1.95	—	—	—
12-31-12	9.82	0.16	•	1.67	1.83	0.14	—	—
12-31-11	10.18	0.15		(0.37)	(0.22)	0.14	—	—
12-31-10	8.96	0.11		1.24	1.35	0.13	—	—
12-31-09	7.12	0.11		1.92	2.03	0.19	—	—
12-31-08	12.49	0.21		(4.53)	(4.32)	0.40	0.65	—
ING Invesco Equity and Income Portfolio
Class ADV
06-30-13	36.01	0.24		4.25	4.49	—	—	—
12-31-12	32.57	0.53	•	3.45	3.98	0.54	—	—
12-31-11	33.75	0.49	•	(1.04)	(0.55)	0.63	—	—
12-31-10	30.64	0.46	•	3.13	3.59	0.48	—	—
12-31-09	25.44	0.44	•	5.17	5.61	0.41	—	—
12-31-08	37.09	0.71	•	(9.08)	(8.37)	1.37	1.91	—

					Ratios to average net assets							Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Global Bond Portfolio
Class ADV
06-30-13	—	—	10.55	(7.05)	1.20	1.04		1.04		3.14		33,623	222
12-31-12	0.67	—	11.35	7.36	1.18	1.02		1.02		3.61		34,927	487
12-31-11	0.85	—	11.22	3.26	1.16	1.02		1.02		3.73		30,299	590
12-31-10	0.36	—	11.67	15.22	1.04	1.02		1.02		6.27		30,887	117
12-31-09	0.30	—	10.45	21.66	1.04	1.01		1.01		4.79		20,170	136
12-31-08	0.55	—	8.84	(16.38)	1.04	1.00	†	1.00	†	5.19	†	16,393	108
Class I
06-30-13	—	—	10.68	(6.81)	0.70	0.54		0.54		3.68		265,223	222
12-31-12	0.73	—	11.46	7.91	0.68	0.52		0.52		4.09		309,348	487
12-31-11	0.90	—	11.32	3.70	0.66	0.52		0.52		4.22		330,477	590
12-31-10	0.36	—	11.77	15.86	0.54	0.52		0.52		6.82		386,383	117
12-31-09	0.41	—	10.48	22.14	0.54	0.53		0.53		4.99		334,527	136
12-31-08	0.60	—	8.92	(15.89)	0.54	0.54	†	0.54	†	5.12	†	451,197	108
Class S
06-30-13	—	—	10.68	(6.97)	0.95	0.79		0.79		3.43		57,616	222
12-31-12	0.69	—	11.48	7.65	0.93	0.77		0.77		4.05		66,533	487
12-31-11	0.86	—	11.33	3.51	0.91	0.77		0.77		3.97		67,103	590
12-31-10	0.36	—	11.76	15.54	0.79	0.77		0.77		6.57		93,346	117
12-31-09	0.36	—	10.50	21.85	0.79	0.76		0.76		5.04		97,596	136
12-31-08	0.58	—	8.92	(16.10)	0.79	0.75	†	0.75	†	4.53	†	88,592	108
ING Invesco Comstock Portfolio
Class ADV
06-30-13	—	—	13.37	16.87	1.24	1.24		1.24		1.07		29,456	7
12-31-12	0.12	—	11.44	18.30	1.28	1.27		1.26		1.25		22,633	18
12-31-11	0.12	—	9.77	(2.32)	1.35	1.31		1.31		1.09		17,338	23
12-31-10	0.11	—	10.13	14.81	1.35	1.31	†	1.31	†	0.90	†	17,041	23
12-31-09	0.17	—	8.92	28.22	1.35	1.31		1.31		1.16		16,306	27
12-31-08	0.95	—	7.09	(36.64)	1.35	1.31		1.31		1.66		13,778	47
Class I
06-30-13	—	—	13.49	17.20	0.74	0.74		0.74		1.57		54,606	7
12-31-12	0.17	—	11.51	18.83	0.78	0.77		0.76		1.74		48,793	18
12-31-11	0.17	—	9.83	(1.81)	0.85	0.81		0.81		1.59		45,814	23
12-31-10	0.15	—	10.19	15.38	0.85	0.81	†	0.81	†	1.40	†	49,022	23
12-31-09	0.21	—	8.97	28.92	0.85	0.81		0.81		1.78		50,240	27
12-31-08	1.11	—	7.12	(36.36)	0.85	0.81		0.81		2.20		357,863	47
Class S
06-30-13	—	—	13.46	16.94	0.99	0.99		0.99		1.32		317,217	7
12-31-12	0.14	—	11.51	18.66	1.03	1.02		1.01		1.49		259,717	18
12-31-11	0.14	—	9.82	(2.09)	1.10	1.06		1.06		1.34		238,369	23
12-31-10	0.13	—	10.18	15.13	1.10	1.06	†	1.06	†	1.15	†	264,791	23
12-31-09	0.19	—	8.96	28.53	1.10	1.06		1.06		1.42		237,588	27
12-31-08	1.05	—	7.12	(36.48)	1.10	1.06		1.06		1.95		197,126	47
ING Invesco Equity and Income Portfolio
Class ADV
06-30-13	—	—	40.50	12.47	1.18	1.15		1.14		1.31		23,856	13
12-31-12	0.54	—	36.01	12.23	1.18	1.15		1.15		1.52		19,776	27
12-31-11	0.63	—	32.57	(1.58)	1.15	1.15		1.15		1.46		22,313	20
12-31-10	0.48	—	33.75	11.77	1.15	1.15	†	1.15	†	1.44	†	14,995	38
12-31-09	0.41	—	30.64	22.06	1.13	1.13	†	1.12	†	1.66	†	10,735	74
12-31-08	3.28	—	25.44	(23.76)	1.07	1.07		1.07		2.21		10,334	111

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Invesco Equity and Income Portfolio (continued)
Class I
06-30-13	36.43	0.36	•	4.29	4.65	—	—	—
12-31-12	33.05	0.71	•	3.51	4.22	0.84	—	—
12-31-11	34.22	0.66	•	(1.05)	(0.39)	0.78	—	—
12-31-10	31.03	0.63	•	3.18	3.81	0.62	—	—
12-31-09	25.75	0.59	•	5.25	5.84	0.56	—	—
12-31-08	37.76	1.03		(9.38)	(8.35)	1.75	1.91	—
Class S
06-30-13	36.23	0.31	•	4.26	4.57	—	—	—
12-31-12	32.81	0.62	•	3.48	4.10	0.68	—	—
12-31-11	33.97	0.57	•	(1.04)	(0.47)	0.69	—	—
12-31-10	30.81	0.54	•	3.16	3.70	0.54	—	—
12-31-09	25.58	0.51	•	5.21	5.72	0.49	—	—
12-31-08	37.50	0.79	•	(9.16)	(8.37)	1.64	1.91	—
Class S2
06-30-13	35.87	0.27	•	4.23	4.50	—	—	—
12-31-12	32.52	0.56	•	3.45	4.01	0.66	—	—
12-31-11	33.70	0.52	•	(1.03)	(0.51)	0.67	—	—
12-31-10	30.62	0.50	•	3.12	3.62	0.54	—	—
02-27-09(5)-12-31-09	22.18	0.33		8.58	8.91	0.47	—	—
ING JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-13	16.57	0.03		2.44	2.47	—	—	—
12-31-12	13.91	0.09		2.65	2.74	0.08	—	—
12-31-11	13.78	0.07		0.15	0.22	0.09	—	—
12-31-10	11.30	0.07		2.48	2.55	0.07	—	—
12-31-09	9.24	0.12		2.21	2.33	0.11	0.16	—
12-31-08	15.50	0.14		(4.90)	(4.76)	0.18	1.32	—
Class I
06-30-13	16.79	0.07		2.48	2.55	—	—	—
12-31-12	14.08	0.17		2.69	2.86	0.15	—	—
12-31-11	13.95	0.15		0.13	0.28	0.15	—	—
12-31-10	11.42	0.14		2.52	2.66	0.13	—	—
12-31-09	9.33	0.17		2.23	2.40	0.15	0.16	—
12-31-08	15.77	0.22		(5.00)	(4.78)	0.34	1.32	—
Class S
06-30-13	16.70	0.05		2.46	2.51	—	—	—
12-31-12	14.01	0.13		2.67	2.80	0.11	—	—
12-31-11	13.88	0.11		0.14	0.25	0.12	—	—
12-31-10	11.37	0.11		2.50	2.61	0.10	—	—
12-31-09	9.29	0.15		2.22	2.37	0.13	0.16	—
12-31-08	15.67	0.16	•	(4.94)	(4.78)	0.28	1.32	—
Class S2
06-30-13	16.52	0.04		2.43	2.47	—	—	—
12-31-12	13.88	0.14	•	2.62	2.76	0.12	—	—
12-31-11	13.79	0.13	•	0.10	0.23	0.14	—	—
12-31-10	11.30	0.09		2.48	2.57	0.08	—	—
02-27-09(5)-12-31-09	7.54	0.12		3.92	4.04	0.12	0.16	—

					Ratios to average net assets							Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Invesco Equity and Income Portfolio (continued)
Class I
06-30-13	—	—	41.08	12.76	0.68	0.65		0.64		1.81		540,673	13
12-31-12	0.84	—	36.43	12.79	0.68	0.65		0.65		2.01		499,847	27
12-31-11	0.78	—	33.05	(1.08)	0.65	0.65		0.65		1.93		530,983	20
12-31-10	0.62	—	34.22	12.32	0.65	0.65	†	0.65	†	1.96	†	594,282	38
12-31-09	0.56	—	31.03	22.69	0.63	0.63	†	0.62	†	2.16	†	572,527	74
12-31-08	3.66	—	25.75	(23.38)	0.57	0.57		0.57		2.70		516,378	111
Class S
06-30-13	—	—	40.80	12.61	0.93	0.90		0.89		1.56		227,353	13
12-31-12	0.68	—	36.23	12.52	0.93	0.90		0.90		1.76		198,595	27
12-31-11	0.69	—	32.81	(1.33)	0.90	0.90		0.90		1.67		205,145	20
12-31-10	0.54	—	33.97	12.05	0.90	0.90	†	0.90	†	1.71	†	240,865	38
12-31-09	0.49	—	30.81	22.37	0.88	0.88	†	0.87	†	1.91	†	217,798	74
12-31-08	3.55	—	25.58	(23.56)	0.82	0.82		0.82		2.49		193,142	111
Class S2
06-30-13	—	—	40.37	12.55	1.18	1.05		1.04		1.41		1,574	13
12-31-12	0.66	—	35.87	12.34	1.18	1.05		1.05		1.60		1,540	27
12-31-11	0.67	—	32.52	(1.48)	1.15	1.05		1.05		1.55		967	20
12-31-10	0.54	—	33.70	11.88	1.15	1.05	†	1.05	†	1.61	†	843	38
02-27-09(5)-12-31-09	0.47	—	30.62	40.18	1.13	1.03	†	1.02	†	1.65	†	4	74
ING JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-13	—	—	19.04	14.91	1.37	1.37		1.37		0.38		62,372	10
12-31-12	0.08	—	16.57	19.69	1.43	1.43		1.43		0.64		42,637	28
12-31-11	0.09	—	13.91	1.60	1.50	1.50		1.50		0.54		30,671	36
12-31-10	0.07	—	13.78	22.63	1.50	1.50	†	1.50	†	0.69	†	26,954	40
12-31-09	0.27	—	11.30	25.34	1.50	1.50	†	1.50	†	1.33	†	16,622	40
12-31-08	1.50	—	9.24	(33.17)	1.50	1.50	†	1.50	†	0.94	†	13,624	58
Class I
06-30-13	—	—	19.34	15.19	0.87	0.87		0.87		0.88		228,352	10
12-31-12	0.15	—	16.79	20.33	0.93	0.93		0.93		1.15		171,485	28
12-31-11	0.15	—	14.08	2.07	1.00	1.00		1.00		1.03		125,233	36
12-31-10	0.13	—	13.95	23.30	1.00	1.00	†	1.00	†	1.18	†	126,864	40
12-31-09	0.31	—	11.42	25.90	1.00	1.00	†	1.00	†	1.83	†	100,239	40
12-31-08	1.66	—	9.33	(32.86)	1.00	1.00	†	1.00	†	1.46	†	80,515	58
Class S
06-30-13	—	—	19.21	15.03	1.12	1.12		1.12		0.62		335,674	10
12-31-12	0.11	—	16.70	20.02	1.18	1.18		1.18		0.89		248,115	28
12-31-11	0.12	—	14.01	1.82	1.25	1.25		1.25		0.78		178,083	36
12-31-10	0.10	—	13.88	22.97	1.25	1.25	†	1.25	†	0.94	†	172,465	40
12-31-09	0.29	—	11.37	25.65	1.25	1.25	†	1.25	†	1.58	†	113,016	40
12-31-08	1.60	—	9.29	(33.04)	1.25	1.25	†	1.25	†	1.29	†	78,604	58
Class S2
06-30-13	—	—	18.99	14.95	1.37	1.27		1.27		0.48		3,525	10
12-31-12	0.12	—	16.52	19.86	1.43	1.33		1.33		0.86		2,664	28
12-31-11	0.14	—	13.88	1.67	1.50	1.40		1.40		0.97		178	36
12-31-10	0.08	—	13.79	22.75	1.50	1.40	†	1.40	†	0.76	†	5	40
02-27-09(5)-12-31-09	0.28	—	11.30	53.76	1.50	1.40	†	1.40	†	1.51	†	4	40

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Oppenheimer Global Portfolio
Class ADV
06-30-13	14.60	0.13		0.99	1.12	—	—	—
12-31-12	12.15	0.14		2.42	2.56	0.11	—	—
12-31-11	13.46	0.13		(1.29)	(1.16)	0.15	—	—
12-31-10	11.83	0.11	•	1.69	1.80	0.17	—	—
12-31-09	8.80	0.11	•	3.28	3.39	0.17	0.19	—
12-31-08	16.38	0.30		(6.53)	(6.23)	0.23	1.12	—
Class I
06-30-13	15.06	0.18	•	1.02	1.20	—	—	—
12-31-12	12.54	0.21	•	2.49	2.70	0.18	—	—
12-31-11	13.88	0.20	•	(1.34)	(1.14)	0.20	—	—
12-31-10	12.17	0.18	•	1.74	1.92	0.21	—	—
12-31-09	9.07	0.17	•	3.38	3.55	0.26	0.19	—
12-31-08	16.87	0.32		(6.67)	(6.35)	0.33	1.12	—
Class S
06-30-13	14.63	0.15		1.00	1.15	—	—	—
12-31-12	12.19	0.17	•	2.41	2.58	0.14	—	—
12-31-11	13.50	0.16		(1.30)	(1.14)	0.17	—	—
12-31-10	11.84	0.14	•	1.70	1.84	0.18	—	—
12-31-09	8.82	0.14	•	3.30	3.44	0.23	0.19	—
12-31-08	16.46	0.23	•	(6.46)	(6.23)	0.29	1.12	—
Class S2
06-30-13	14.37	0.14	•	0.98	1.12	—	—	—
12-31-12	12.01	0.13	•	2.39	2.52	0.16	—	—
12-31-11	13.36	0.06	•	(1.21)	(1.15)	0.20	—	—
12-31-10	11.73	0.12		1.68	1.80	0.17	—	—
02-27-09(5)-12-31-09	7.35	0.12	•	4.71	4.83	0.26	0.19	—
ING PIMCO Total Return Portfolio
Class ADV
06-30-13	12.00	0.05		(0.45)	(0.40)	—	—	—
12-31-12	11.48	0.21	•	0.66	0.87	0.35	—	—
12-31-11	11.89	0.28	•	0.07	0.35	0.34	0.42	—
12-31-10	11.46	0.23	•	0.61	0.84	0.39	0.02	—
12-31-09	10.91	0.35	•	0.96	1.31	0.35	0.41	—
12-31-08	11.66	0.46	•	(0.52)	(0.06)	0.52	0.17	—
Class I
06-30-13	12.32	0.09	•	(0.48)	(0.39)	—	—	—
12-31-12	11.76	0.28		0.68	0.96	0.40	—	—
12-31-11	12.15	0.36		0.06	0.42	0.39	0.42	—
12-31-10	11.67	0.29	•	0.63	0.92	0.42	0.02	—
12-31-09	11.08	0.42	•	0.97	1.39	0.39	0.41	—
12-31-08	11.81	0.53	•	(0.54)	(0.01)	0.55	0.17	—
Class S
06-30-13	12.19	0.08	•	(0.48)	(0.40)	—	—	—
12-31-12	11.65	0.23		0.68	0.91	0.37	—	—
12-31-11	12.04	0.31		0.08	0.39	0.36	0.42	—
12-31-10	11.58	0.26	•	0.62	0.88	0.40	0.02	—
12-31-09	11.01	0.39	•	0.96	1.35	0.37	0.41	—
12-31-08	11.75	0.49	•	(0.52)	(0.03)	0.54	0.17	—
Class S2
06-30-13	11.92	0.07	•	(0.47)	(0.40)	—	—	—
12-31-12	11.42	0.22	•	0.66	0.88	0.38	—	—
12-31-11	11.85	0.30	•	0.07	0.37	0.38	0.42	—
12-31-10	11.44	0.29	•	0.56	0.85	0.42	0.02	—
02-27-09(5)-12-31-09	10.55	0.35	•	1.34	1.69	0.39	0.41	—

					Ratios to average net assets							Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Oppenheimer Global Portfolio
Class ADV
06-30-13	—	—	15.72	7.67	1.26	1.26		1.26		1.71		85,049	9
12-31-12	0.11	—	14.60	21.18	1.22	1.22		1.22		1.00		76,791	13
12-31-11	0.15	—	12.15	(8.60)	1.16	1.16		1.16		0.96		65,051	12
12-31-10	0.17	—	13.46	15.42	1.16	1.16	†	1.16	†	0.88	†	71,603	15
12-31-09	0.36	—	11.83	39.04	1.16	1.16	†	1.16	†	1.09	†	54,626	12
12-31-08	1.35	—	8.80	(40.65)	1.16	1.16	†	1.16	†	1.60	†	40,813	12
Class I
06-30-13	—	—	16.26	7.97	0.76	0.76		0.76		2.18		1,356,064	9
12-31-12	0.18	—	15.06	21.70	0.72	0.72		0.72		1.52		1,324,037	13
12-31-11	0.20	—	12.54	(8.13)	0.66	0.66		0.66		1.46		1,234,551	12
12-31-10	0.21	—	13.88	16.06	0.66	0.66	†	0.66	†	1.40	†	1,479,319	15
12-31-09	0.45	—	12.17	39.73	0.66	0.66	†	0.66	†	1.63	†	1,414,460	12
12-31-08	1.45	—	9.07	(40.38)	0.66	0.66	†	0.66	†	2.07	†	1,124,127	12
Class S
06-30-13	—	—	15.78	7.86	1.01	1.01		1.01		1.96		214,875	9
12-31-12	0.14	—	14.63	21.33	0.97	0.97		0.97		1.26		192,122	13
12-31-11	0.17	—	12.19	(8.38)	0.91	0.91		0.91		1.20		171,755	12
12-31-10	0.18	—	13.50	15.80	0.91	0.91	†	0.91	†	1.17	†	184,961	15
12-31-09	0.42	—	11.84	39.51	0.91	0.91	†	0.91	†	1.45	†	182,326	12
12-31-08	1.41	—	8.82	(40.55)	0.91	0.91	†	0.91	†	1.80	†	157,261	12
Class S2
06-30-13	—	—	15.49	7.79	1.26	1.16		1.16		1.78		2,455	9
12-31-12	0.16	—	14.37	21.17	1.22	1.12		1.12		1.01		2,082	13
12-31-11	0.20	—	12.01	(8.52)	1.16	1.06		1.06		0.52		755	12
12-31-10	0.17	—	13.36	15.63	1.16	1.06	†	1.06	†	0.98	†	5	15
02-27-09(5)-12-31-09	0.45	—	11.73	66.43	1.16	1.06	†	1.06	†	1.34	†	5	12
ING PIMCO Total Return Portfolio
Class ADV
06-30-13	—	—	11.60	(3.33)	1.09	1.08		1.08		1.03		206,142	446
12-31-12	0.35	—	12.00	7.61	1.09	1.08		1.08		1.76		205,882	897
12-31-11	0.76	—	11.48	2.95	1.09	1.08		1.08		2.41		161,860	783
12-31-10	0.41	—	11.89	7.30	1.09	1.08		1.08		1.96		152,733	558
12-31-09	0.76	—	11.46	12.32	1.13	1.12		1.12		3.10		93,043	737
12-31-08	0.69	—	10.91	(0.54)	1.16	1.15		1.15		4.04		44,599	872
Class I
06-30-13	—	—	11.93	(3.17)	0.59	0.58		0.58		1.53		457,715	446
12-31-12	0.40	—	12.32	8.22	0.59	0.58		0.58		2.26		550,994	897
12-31-11	0.81	—	11.76	3.46	0.59	0.58		0.58		2.90		523,551	783
12-31-10	0.44	—	12.15	7.84	0.59	0.58		0.58		2.43		534,495	558
12-31-09	0.80	—	11.67	12.89	0.63	0.62		0.62		3.67		430,220	737
12-31-08	0.72	—	11.08	(0.04)	0.66	0.65		0.65		4.55		265,311	872
Class S
06-30-13	—	—	11.79	(3.28)	0.84	0.83		0.83		1.28		473,631	446
12-31-12	0.37	—	12.19	7.88	0.84	0.83		0.83		2.01		539,300	897
12-31-11	0.78	—	11.65	3.25	0.84	0.83		0.83		2.65		493,803	783
12-31-10	0.42	—	12.04	7.56	0.84	0.83		0.83		2.18		474,076	558
12-31-09	0.78	—	11.58	12.62	0.88	0.87		0.87		3.42		352,984	737
12-31-08	0.71	—	11.01	(0.28)	0.91	0.90		0.90		4.30		192,259	872
Class S2
06-30-13	—	—	11.52	(3.36)	1.09	0.98		0.98		1.12		3,969	446
12-31-12	0.38	—	11.92	7.73	1.09	0.98		0.98		1.83		5,026	897
12-31-11	0.80	—	11.42	3.10	1.09	0.98		0.98		2.54		1,829	783
12-31-10	0.44	—	11.85	7.38	1.09	0.98		0.98		2.42		1,003	558
02-27-09(5)-12-31-09	0.80	—	11.44	16.38	1.13	1.02		1.02		3.67		3	737
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)		($)	($)
ING Pioneer High Yield Portfolio
Class I
06-30-13	11.60	0.30	•	0.29	0.59	0.30		—	—
12-31-12	10.55	0.63	•	1.04	1.67	0.62		—	—
12-31-11	11.24	0.63		(0.70)	(0.07)	0.62		—	—
12-31-10	10.05	0.65		1.19	1.84	0.65		—	—
12-31-09	6.52	0.67	•	3.49	4.16	0.63		—	—
12-31-08	10.25	0.74	•	(3.54)	(2.80)	0.70		0.23	—
Class S
06-30-13	11.58	0.29		0.28	0.57	0.28		—	—
12-31-12	10.54	0.57		1.07	1.64	0.60		—	—
12-31-11	11.23	0.60	•	(0.69)	(0.09)	0.60		—	—
12-31-10	10.04	0.62	•	1.19	1.81	0.62		—	—
12-31-09	6.52	0.61	•	3.52	4.13	0.61		—	—
12-31-08	10.25	0.67	•	(3.49)	(2.82)	0.68		0.23	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-13	8.35	(0.02)		1.12	1.10	—		—	—
12-31-12	7.89	0.01		1.19	1.20	0.00	*	0.74	—
12-31-11	8.25	(0.03)		(0.32)	(0.35)	0.01		—	—
12-31-10	6.46	(0.01)		1.80	1.79	0.00	*	—	—
12-31-09	4.44	(0.00	)*	2.02	2.02	0.00	*	—	—
12-31-08	9.22	(0.02)		(3.48)	(3.50)	—		1.28	—
Class I
06-30-13	8.76	0.01		1.17	1.18	—		—	—
12-31-12	8.25	0.06		1.23	1.29	0.04		0.74	—
12-31-11	8.60	0.02		(0.34)	(0.32)	0.03		—	—
12-31-10	6.71	0.03		1.88	1.91	0.02		—	—
12-31-09	4.60	0.03		2.10	2.13	0.02		—	—
12-31-08	9.52	0.02		(3.63)	(3.61)	0.03		1.28	—
Class S
06-30-13	8.60	(0.01)		1.16	1.15	—		—	—
12-31-12	8.11	0.03		1.22	1.25	0.02		0.74	—
12-31-11	8.45	0.00	*	(0.33)	(0.33)	0.01		—	—
12-31-10	6.60	0.01		1.84	1.85	0.00	*	—	—
12-31-09	4.53	0.01		2.07	2.08	0.01		—	—
12-31-08	9.37	(0.00	)*	(3.56)	(3.56)	0.00	*	1.28	—
Class S2
06-30-13	8.34	(0.01)		1.12	1.11	—		—	—
12-31-12	7.89	0.02		1.19	1.21	0.02		0.74	—
12-31-11	8.25	(0.00	)*	(0.34)	(0.34)	0.02		—	—
12-31-10	6.45	(0.00	)*	1.80	1.80	0.00	*	—	—
02-27-09(5)-12-31-09	3.94	0.01		2.51	2.52	0.01		—	—
ING T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-13	62.23	(0.15)		6.95	6.80	—		—	—
12-31-12	52.59	(0.16	)•	9.80	9.64	—		—	—
12-31-11	53.43	(0.27	)•	(0.57)	(0.84)	—		—	—
12-31-10	45.97	(0.21)		7.69	7.48	0.02		—	—
12-31-09	32.31	(0.10)		13.76	13.66	—		—	—
12-31-08	60.78	(0.04	)•	(24.38)	(24.42)	0.08		3.92	0.05

							Ratios to average net assets						Supplemental data
	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)		($)	($)	(%)		(%)	(%)		(%)		(%)	($000's)	(%)
ING Pioneer High Yield Portfolio
Class I
06-30-13	0.30		—	11.89	5.07		0.71	0.71		0.71		4.99	105,031	29
12-31-12	0.62		—	11.60	16.21		0.75	0.71		0.71		5.58	104,882	34
12-31-11	0.62		—	10.55	(0.72)		0.77	0.71		0.71		5.64	87,529	41
12-31-10	0.65		—	11.24	19.02		0.75	0.71	†	0.71	†	6.23 †	98,394	41
12-31-09	0.63		—	10.05	66.75		0.78	0.72	†	0.71	†	8.88 †	92,714	53
12-31-08	0.93		—	6.52	(29.27	)(a)	0.74	0.73	†	0.72	†	8.82 †	279,168	38
Class S
06-30-13	0.28		—	11.87	4.95		0.96	0.96		0.96		4.75	4,150	29
12-31-12	0.60		—	11.58	15.84		1.00	0.96		0.96		5.39	4,089	34
12-31-11	0.60		—	10.54	(0.97)		1.02	0.96		0.96		5.34	1,712	41
12-31-10	0.62		—	11.23	18.73		1.00	0.96	†	0.96	†	5.97 †	2,307	41
12-31-09	0.61		—	10.04	66.30		1.03	0.97	†	0.96	†	7.50 †	2,995	53
12-31-08	0.91		—	6.52	(29.45	)(a)	0.99	0.98	†	0.98	†	7.32 †	2,170	38
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-13	—		—	9.45	13.17		1.28	1.25		1.25		(0.38)	23,654	7
12-31-12	0.74		—	8.35	15.70		1.24	1.22		1.22		0.14	21,538	17
12-31-11	0.01		—	7.89	(4.23)		1.16	1.16		1.16		(0.28)	18,993	38
12-31-10	0.00	*	—	8.25	27.79		1.16	1.16		1.16		(0.13)	31,927	28
12-31-09	—		—	6.46	45.55		1.16	1.16		1.16		(0.01)	24,468	27
12-31-08	1.28		—	4.44	(43.35)		1.16	1.16		1.16		(0.25)	15,401	28
Class I
06-30-13	—		—	9.94	13.47		0.78	0.75		0.75		0.12	716,570	7
12-31-12	0.78		—	8.76	16.13		0.74	0.72		0.72		0.61	668,143	17
12-31-11	0.03		—	8.25	(3.71)		0.66	0.66		0.66		0.25	663,904	38
12-31-10	0.02		—	8.60	28.51		0.66	0.66		0.66		0.37	762,608	28
12-31-09	0.02		—	6.71	46.41		0.66	0.66		0.66		0.48	659,322	27
12-31-08	1.31		—	4.60	(43.15)		0.66	0.66		0.66		0.26	487,968	28
Class S
06-30-13	—		—	9.75	13.37		1.03	1.00		1.00		(0.13)	20,836	7
12-31-12	0.76		—	8.60	15.87		0.99	0.97		0.97		0.35	18,731	17
12-31-11	0.01		—	8.11	(3.89)		0.91	0.91		0.91		0.01	21,669	38
12-31-10	0.00	*	—	8.45	28.12		0.91	0.91		0.91		0.12	23,701	28
12-31-09	0.01		—	6.60	46.00		0.91	0.91		0.91		0.25	20,494	27
12-31-08	1.28		—	4.53	(43.27)		0.91	0.91		0.91		0.03	9,009	28
Class S2
06-30-13	—		—	9.45	13.31		1.28	1.15		1.15		(0.30)	962	7
12-31-12	0.76		—	8.34	15.73		1.24	1.12		1.12		0.29	1,025	17
12-31-11	0.02		—	7.89	(4.07)		1.16	1.06		1.06		(0.07)	739	38
12-31-10	0.00	*	—	8.25	27.99		1.16	1.06		1.06		(0.03)	6	28
02-27-09(5)-12-31-09	0.01		—	6.45	63.88		1.16	1.06		1.06		0.09	5	27
ING T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-13	—		—	69.03	10.93		1.24	1.23		1.23		(0.46)	129,452	28
12-31-12	—		—	62.23	18.33		1.24	1.23		1.23		(0.26)	112,773	38
12-31-11	—		—	52.59	(1.57)		1.25	1.24		1.24		(0.50)	92,701	28
12-31-10	0.02		—	53.43	16.27		1.25	1.25		1.25		(0.48)	102,242	41
12-31-09	—		—	45.97	42.28		1.25	1.25		1.25		(0.27)	73,747	64
12-31-08	4.05		—	32.31	(42.51)		1.25	1.24		1.24		(0.09)	49,551	54

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING T. Rowe Price Growth Equity Portfolio (continued)
Class I
06-30-13	64.01	0.01		7.16	7.17	—	—	—
12-31-12	53.91	0.14	•	10.06	10.20	0.10	—	—
12-31-11	54.49	0.00	*	(0.58)	(0.58)	—	—	—
12-31-10	46.65	0.01		7.85	7.86	0.02	—	—
12-31-09	32.68	0.09	•	13.95	14.04	0.07	—	—
12-31-08	61.89	0.26		(24.86)	(24.60)	0.64	3.92	0.05
Class S
06-30-13	63.12	(0.07)		7.05	6.98	—	—	—
12-31-12	53.21	(0.00	)*	9.91	9.91	—	—	—
12-31-11	53.92	(0.13)		(0.58)	(0.71)	—	—	—
12-31-10	46.27	(0.11)		7.78	7.67	0.02	—	—
12-31-09	32.45	(0.01)		13.83	13.82	0.00 *	—	—
12-31-08	61.35	0.07	•	(24.56)	(24.49)	0.44	3.92	0.05
Class S2
06-30-13	62.45	(0.11)		6.97	6.86	—	—	—
12-31-12	52.72	(0.09)		9.82	9.73	—	—	—
12-31-11	53.51	(0.17	)•	(0.62)	(0.79)	—	—	—
12-31-10	45.99	(0.18)		7.72	7.54	0.02	—	—
02-27-09(5)-12-31-09	29.76	(0.05)		16.28	16.23	—	—	—
ING Templeton Foreign Equity Portfolio
Class ADV
06-30-13	11.05	0.18		(0.04)	0.14	—	—	—
12-31-12	9.45	0.17	•	1.55	1.72	0.12	—	—
12-31-11	10.99	0.20	•	(1.57)	(1.37)	0.17	—	—
12-31-10	10.36	0.13	•	0.70	0.83	0.20	—	—
12-31-09	7.84	0.14		2.38	2.52	—	—	—
12-31-08	13.65	0.23	•	(5.81)	(5.58)	0.23	—	—
Class I
06-30-13	11.15	0.22	•	(0.06)	0.16	—	—	—
12-31-12	9.52	0.22	•	1.56	1.78	0.15	—	—
12-31-11	11.05	0.26	•	(1.59)	(1.33)	0.20	—	—
12-31-10	10.40	0.19	•	0.70	0.89	0.24	—	—
12-31-09	7.83	0.20	•	2.37	2.57	—	—	—
12-31-08	13.66	0.29	•	(5.85)	(5.56)	0.27	—	—
Class S
06-30-13	11.08	0.20	•	(0.05)	0.15	—	—	—
12-31-12	9.48	0.14	•	1.60	1.74	0.14	—	—
12-31-11	11.00	0.25	•	(1.59)	(1.34)	0.18	—	—
12-31-10	10.36	0.17		0.69	0.86	0.22	—	—
12-31-09	7.81	0.14		2.41	2.55	—	—	—
12-31-08	13.63	0.28	•	(5.87)	(5.59)	0.23	—	—
Class S2
06-30-13	11.04	0.20	•	(0.06)	0.14	—	—	—
12-31-12	9.45	0.17		1.55	1.72	0.13	—	—
12-31-11	11.01	0.17	•	(1.53)	(1.36)	0.20	—	—
12-31-10	10.37	0.07	•	0.78	0.85	0.21	—	—
02-27-09(5)-12-31-09	6.31	0.14		3.92	4.06	—	—	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING T. Rowe Price Growth Equity Portfolio (continued)
Class I
06-30-13	—	—	71.18	11.20	0.74	0.73	0.73	0.04	910,445	28
12-31-12	0.10	—	64.01	18.92	0.74	0.73	0.73	0.22	801,969	38
12-31-11	—	—	53.91	(1.06)	0.75	0.74	0.74	0.00 *	722,532	28
12-31-10	0.02	—	54.49	16.86	0.75	0.75	0.75	0.02	808,032	41
12-31-09	0.07	—	46.65	42.96	0.75	0.75	0.75	0.24	758,453	64
12-31-08	4.61	—	32.68	(42.21)	0.75	0.74	0.74	0.42	745,790	54
Class S
06-30-13	—	—	70.10	11.06	0.99	0.98	0.98	(0.21)	250,946	28
12-31-12	—	—	63.12	18.62	0.99	0.98	0.98	(0.00)*	238,987	38
12-31-11	—	—	53.21	(1.32)	1.00	0.99	0.99	(0.24)	173,070	28
12-31-10	0.02	—	53.92	16.58	1.00	1.00	1.00	(0.24)	171,878	41
12-31-09	—	—	46.27	42.60	1.00	1.00	1.00	(0.03)	152,008	64
12-31-08	4.41	—	32.45	(42.35)	1.00	0.99	0.99	0.15	69,896	54
Class S2
06-30-13	—	—	69.31	10.98	1.24	1.13	1.13	(0.36)	1,868	28
12-31-12	—	—	62.45	18.46	1.24	1.13	1.13	(0.16)	1,534	38
12-31-11	—	—	52.72	(1.48)	1.25	1.14	1.14	(0.32)	622	28
12-31-10	0.02	—	53.51	16.39	1.25	1.15	1.15	(0.37)	5	41
02-27-09(5)-12-31-09	—	—	45.99	54.54	1.25	1.15	1.15	(0.16)	5	64
ING Templeton Foreign Equity Portfolio
Class ADV
06-30-13	—	—	11.19	1.27	1.43	1.42	1.42	3.32	38,638	5
12-31-12	0.12	—	11.05	18.32	1.46	1.44	1.44	1.71	36,360	9
12-31-11	0.17	—	9.45	(12.42)	1.48	1.48	1.48	1.94	23,120	14
12-31-10	0.20	—	10.99	8.25	1.46	1.46	1.46	1.33	15,178	14
12-31-09	—	—	10.36	32.14	1.47	1.47	1.47	1.63	11,334	27
12-31-08	0.23	—	7.84	(40.88)	1.46	1.47	1.47	2.22	9,418	11
Class I
06-30-13	—	—	11.31	1.43	0.93	0.92	0.92	3.76	250,532	5
12-31-12	0.15	—	11.15	18.89	0.96	0.94	0.94	2.15	375,814	9
12-31-11	0.20	—	9.52	(12.00)	0.98	0.98	0.98	2.42	289,934	14
12-31-10	0.24	—	11.05	8.87	0.96	0.96	0.96	1.89	401,997	14
12-31-09	—	—	10.40	32.82	0.97	0.97	0.97	2.42	273,992	27
12-31-08	0.27	—	7.83	(40.72)	0.96	0.97	0.97	2.77	405,874	11
Class S
06-30-13	—	—	11.23	1.35	1.18	1.17	1.17	3.46	618,397	5
12-31-12	0.14	—	11.08	18.53	1.21	1.19	1.19	1.38	648,985	9
12-31-11	0.18	—	9.48	(12.21)	1.23	1.23	1.23	2.29	204,315	14
12-31-10	0.22	—	11.00	8.59	1.21	1.21	1.21	1.68	275,408	14
12-31-09	—	—	10.36	32.65	1.22	1.22	1.22	1.81	254,180	27
12-31-08	0.23	—	7.81	(40.97)	1.21	1.22	1.22	2.56	167,638	11
Class S2
06-30-13	—	—	11.18	1.27	1.43	1.32	1.32	3.51	1,788	5
12-31-12	0.13	—	11.04	18.40	1.46	1.34	1.34	1.89	1,310	9
12-31-11	0.20	—	9.45	(12.34)	1.48	1.38	1.38	1.67	1,013	14
12-31-10	0.21	—	11.01	8.53	1.46	1.36	1.36	0.69	102	14
02-27-09(5)-12-31-09	—	—	10.37	64.34	1.47	1.37	1.37	1.93	2	27

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an

Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)  Commencement of operations.

(a)  There was no impact on total return by the affiliate payment.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act" or "Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series (each, a "Portfolio" and collectively, the "Portfolios"), each of which has its own investment objective, policies and restrictions. The Company serves as an investment option in underlying variable insurance products offered by Directed Services LLC ("DSL" or the "Investment Adviser").

The Company currently consists of forty-two Portfolios of which fourteen diversified Portfolios are included in this report. The Portfolios are: ING American Century Small-Mid Cap Value Portfolio ("American Century Small-Mid Cap Value"), ING Baron Growth Portfolio ("Baron Growth"), ING Columbia Contrarian Core Portfolio ("Columbia Contrarian Core"), ING Columbia Small Cap Value II Portfolio ("Columbia Small Cap Value II"), ING Global Bond Portfolio ("Global Bond"), ING Invesco Comstock Portfolio ("Invesco Comstock"), ING Invesco Equity and Income Portfolio ("Invesco Equity and Income"), ING JPMorgan Mid Cap Value Portfolio ("JPMorgan Mid Cap Value"), ING Oppenheimer Global Portfolio ("Oppenheimer Global"), ING PIMCO Total Return Portfolio ("PIMCO Total Return"), ING Pioneer High Yield Portfolio ("Pioneer High Yield"), ING T. Rowe Price Diversified Mid Cap Growth Portfolio ("T. Rowe Price Diversified Mid Cap Growth"), ING T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"), and ING Templeton Foreign Equity Portfolio ("Templeton Foreign Equity"). The investment objective of the Portfolios is described in the Portfolios' Prospectus.

The Company is authorized to offer four classes of shares (Adviser ("Class ADV"), Initial ("Class I"), Service ("Class S") and Service 2 ("Class S2")); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocable to each class. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

DSL serves as the investment adviser to the Portfolios. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios. ING Investment Management Co. LLC ("ING IM") serves as the sub-adviser to Global Bond.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

characteristics. Investments in open-end mutual funds are valued at net asset value ("NAV"). Investments in securities of sufficient credit quality, maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized costs, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolio of Investments.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the Fund's Administrator. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured the Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio's assets and liabilities. A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid at least annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. GAAP for investment companies. Actual results could differ from these estimates.

G.  Risk Exposures and the use of Derivative Instruments. The Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the-counter ("OTC") derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2013, the maximum amount of loss that American Century Small-Mid Cap Value, Global Bond, Invesco Comstock, Invesco Equity and Income and PIMCO Total Return would incur if the counterparties to its derivative transactions failed to perform would be $17,186, $18,766,112, $880,729, $599,722 and $2,758,645, respectively, which represents the gross payments to be received by the Portfolios on open OTC swaps, forward foreign currency transactions, and purchased OTC options were they to be unwound as of June 30, 2013. To reduce the amount of potential loss to Global Bond and PIMCO Total Return, various counterparties have posted $2,210,000 and $1,016,000 respectively in cash collateral for open OTC transactions.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements. There were no credit events during the six months ended June 30, 2013, that triggered any credit related contingent features for each respective Portfolio.

As of June 30, 2013, American Century Small-Mid Cap Value, Global Bond, Invesco Equity and Income and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

PIMCO Total Return had a net liability position of $2,297, $23,958,202, $39,679 and $6,515,662, respectively open OTC swaps, forward foreign currency contracts and written OTC options with credit related contingent features.

If a contingent feature would have been triggered as of June 30, 2013, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2013, Global Bond had posted $9,155,000 in cash collateral for open OTC derivative transactions with its respective counterparties. As of June 30, 2013, PIMCO Total Return has posted $3,428,000 in various U.S. Treasury Obligations as collateral for open OTC derivatives with its respective counterparties.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Summary Portfolio of Investments.

During the six months ended June 30, 2013, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
American Century Small-Mid Cap Value*	$—	$7,928,033
Global Bond*	675,031,137	586,198,848
Invesco Comstock*	2,098,293	31,604,617
Invesco Equity and Income*	1,088,703	20,236,318
PIMCO Total Return**	39,632,201	165,467,123

*  For the period ended June 30, 2013, the Portfolios used forward foreign currency contracts primarily to protect their non- U.S.

dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contract at June 30, 2013.

**  For period ended June 30, 2013, the Portfolio used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contract at June 30, 2013.

I.  Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

As of June 30, 2013, PIMCO Total Return had posted $1,144,000 principal value in U.S. Treasury Notes and Bonds as collateral with their respective broker for open futures contracts which have been segregated on the Summary Portfolio of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2013, Global Bond and PIMCO Total Return have purchased and sold futures contracts on various notes and bonds as part of their

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

respective duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios' securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2013, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Global Bond	$145,661,861	$113,411,442
PIMCO Total Return	397,815,275	21,398,561

J.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: Bank of New York Mellon ("BNY") provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.  Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

L.  When-Issued and Delayed-Delivery Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios' Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

M.  Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps ("swaptions"), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2013, Global Bond had purchased and written foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments for open purchased foreign currency options and the table following the Summary Portfolio of Investments for open written foreign currency options.

During the six months ended June 30, 2013, PIMCO Total Return had written foreign currency options to gain exposure to currencies and to generate income. Please refer to the table following the Summary Portfolio of Investments for open written foreign currency options.

During the six months ended June 30, 2013, PIMCO Total Return had written options on exchange-traded futures contracts on various bonds and notes as part of their duration strategy and to generate income. Please refer to the table following the Summary Portfolio of Investments for open written options on exchange-traded futures contracts.

During the six months ended June 30, 2013, Global Bond had purchased swaptions on interest rates to gain additional exposure to interest rates and to generate income. There were no open purchased interest rate swaptions at June 30, 2013 .

During the six months ended June 30, 2013, PIMCO Total Return had written swaptions on interest rates to gain additional exposure to interest rates and to generate income. Please refer to the table following the Summary Portfolio of Investments for PIMCO Total Return for open written interest rate swaptions at June 30, 2013.

Please refer to Note 8 for the volume of both purchased and written option activity during the six months ended June 30, 2013.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange ("Centrally cleared swaps").

The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio's Statements of Assets or Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2013, for which a Portfolio is seller of protection are disclosed following each Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities

For the six months ended June 30, 2013, PIMCO Total Return has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events. In addition, PIMCO Total Return has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and credit default indices that are either unavailable or considered to be less attractive in the bond market and to hedge against anticipated potential credit events.

For the six months ended June 30, 2013, PIMCO Total Return had average notional amounts of $250,000 and $90,123,906 on credit default swaps to buy and sell protection, respectively.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2013, Global Bond and PIMCO Total Return had entered into interest rate swaps in which they pay a floating interest rate and receives a fixed interest rate ("Long interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $150,042,172 and $355,722,711, respectively.

For the six months ended June 30, 2013, Global Bond and PIMCO Total Return had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $80,480,272 and $59,366,667, respectively.

Global Bond and PIMCO Total Return enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following each respective Summary Portfolio of Investments for open interest rate swaps at June 30, 2013.

Global Bond has posted $800,000 in cash collateral for the open centrally cleared swaps outstanding on June 30, 2013. Please refer to the tables following the Summary Portfolio of Investments for open centrally cleared swaps.

PIMCO Total Return has posted $7,000,000 principal amount in U.S. Treasury Notes and Bonds and $63,000 in cash collateral, respectively, which has been segregated in the Summary Portfolio of Investments as initial margin for the open centrally cleared swaps outstanding on June 30, 2013. Please refer to the tables following the Summary Portfolio of Investments for open centrally cleared swaps.

P.  Structured Products. Global Bond invests in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be 'structured' by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product. Please refer to the Summary Portfolio of Investments for structured products held by Global Bond at June 30, 2013.

Q.  Sale Commitments. Sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, a Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

a Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Portfolio delivers securities under the commitment, a Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. There were no open sales commitments at June 30, 2013.

R.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
American Century Small-Mid Cap Value	$167,703,697	$125,768,963
Baron Growth	67,231,741	38,497,926
Columbia Contrarian Core	313,508,194	414,031,540
Columbia Small Cap Value II	37,986,282	51,002,604
Global Bond	459,910,504	472,039,988
Invesco Comstock	27,098,336	26,365,231
Invesco Equity and Income	93,030,231	112,677,821
JPMorgan Mid Cap Value	151,202,907	55,763,657
Oppenheimer Global	151,929,550	189,761,021
PIMCO Total Return	82,419,389	256,806,051
Pioneer High Yield	31,910,417	34,498,472
T. Rowe Price Diversified Mid Cap Growth	56,393,078	98,678,425
T. Rowe Price Growth Equity	356,518,451	346,955,518
Templeton Foreign Equity	54,170,923	215,113,778

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$388,841,994	$388,698,353
Invesco Equity and Income	—	1,016,129
PIMCO Total Return	6,971,155,637	7,034,490,402

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES

Each Portfolio has entered into an investment advisory agreement with DSL. For its services, each Portfolio pays DSL a monthly fee in arrears equal to the following as a percentage of each Portfolio's average daily net assets during the month:

Portfolio	Fee
American Century Small-Mid Cap Value	1.00%
Baron Growth	0.85% on the first $2 billion;
0.80% on assets over $2 billion
Columbia Contrarian Core	0.80%
Columbia Small Cap Value II	0.75%
Global Bond(1)	0.500%on the first $4 billion;
0.475%on the next $1 billion;
0.450%on the next $1 billion;
0.430%on assets over $6 billion
Invesco Comstock	0.60%
Invesco Equity and Income	0.55%
JPMorgan Mid Cap Value(2)	0.75% on the first $500 million;
0.65% on the next $500 million;
0.60% on assets over $1 billion
Oppenheimer Global	0.60% on the first $4 billion;
0.58% on the next $4 billion;
0.56% on assets over $8 billion
PIMCO Total Return	0.44%
Pioneer High Yield	0.60% on the first $2 billion;
0.50% on the next $1 billion;
0.40% on the next $1 billion;
0.30% on assets over $4 billion
T. Rowe Price Diversified Mid Cap Growth	0.64%
T. Rowe Price Growth Equity	0.60%
Templeton Foreign Equity	0.80% on the first $500 million;
0.75% on assets over $500 million

(1)  DSL had contractually agreed to waive a portion of the advisory fee so that the annual advisory fee is 0.40%. This waiver expired effective May 1, 2013.

(2)  Effective January 1, 2013, advisory fee breakpoints were incorporated.

DSL has contractually agreed to waive a portion of the advisory fee for American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Global Bond, Invesco Comstock, and T. Rowe Price Growth Equity. The waiver is calculated as follows:

Waiver = 50% x (former sub-advisory fee minus new sub-advisory fee)

In addition, DSL has agreed to further waive a portion of the advisory fee for T. Rowe Price Growth Equity. The waiver for T. Rowe Price Growth Equity is based on the total aggregated savings in excess of $500,000 as a result of the sub-advisory fee schedule effective June 1, 2010

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES (continued)

with respect to T. Rowe Price Growth Equity and ING T. Rowe Price Equity Income Portfolio, which is not included in this report, and effective May 1, 2011 with respect to ING T. Rowe Price Equity Income Portfolio, which is not included in this report, pro rata based on each Portfolio's contribution to the amount saved.

For the six months ended June 30, 2013, DSL waived $148,557, $77,115, $3,772, $47,538, $6,424 and $47,934 for American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Global Bond, Invesco Comstock, and T. Rowe Price Growth Equity, respectively.

There is no guarantee that the waivers will continue. Each waiver only renews at the election of DSL. Termination or modification of these contractual waivers requires approval by the Board.

Effective June 1, 2009, Templeton Foreign Equity may invest its assets in Templeton Smaller Companies Fund. Templeton Foreign Equity's purchase of shares of Templeton Smaller Companies Fund will result in Templeton Foreign Equity paying a proportionate share of the expenses of Templeton Smaller Companies Fund. DSL will waive its management fee in an amount equal to the advisory fee received by the adviser of the Templeton Smaller Companies Fund resulting from the Templeton Foreign Equity's investment into the Templeton Smaller Companies Fund. There were no such waivers for the six months ended June 30, 2013.

Under an Administrative Services Agreement, IFS, an indirect, wholly-owned subsidiary of ING U.S. Inc, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios' operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each of the Portfolios a fee at an annual rate of 0.10% based on the average daily net assets of each Portfolio.

The Company and DSL have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by DSL based on the average daily net assets of the respective Portfolios. The sub-advisers of the Portfolios are as follows (* denotes a related party sub-adviser):

Portfolio	Sub-Adviser
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Portfolio	Sub-Adviser
Columbia Contrarian Core(1) & Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC
Global Bond	ING Investment Management Co. LLC*
Invesco Comstock & Invesco Equity and Income	Invesco Advisers, Inc.
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
Oppenheimer Global	Oppenheimer Funds, Inc.
PIMCO Total Return	Pacific Investment Management Company LLC
Pioneer High Yield	Pioneer Investment Management, Inc.
T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.
Templeton Foreign Equity	Templeton Investment Counsel, LLC

(1)  Prior to April 30, 2013, the Portfolio was sub-advised by Davis Selected Advisers, L.P.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Company has adopted a plan of Distribution pursuant to Rule 12b-1 ("the Plan") for the Class ADV and Class S2 shares of each respective Portfolio that has Class ADV and/or Class S2 shares. The Plan provides for a distribution fee, payable to the Distributor. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class ADV and Class S2 shares, as applicable. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%.

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to Shareholder Organizations pursuant to the Shareholder Servicing Plan adopted for Class ADV, Class S and Class S2 which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively. The Distributor has contractually agreed to waive a portion of the servicing fee for Baron Growth so that total net operating expenses do not exceed 1.31% for Class S shares. Termination or modification of these contractual waivers requires approval by the Board. There is no guarantee that any of the waivers will continue.

Fees paid to the Distributor by class during the six months ended June 30, 2013 are shown in the accompanying Statements of Operations.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the six months ended June 30, 2013, Columbia Contrarian Core incurred $52,700 of information statement costs associated with the sub-adviser, name, principal investment strategies, and fee structure changes of the Portfolio. The Investment Adviser reimbursed the Portfolio for these costs.

At June 30, 2013, the following indirect, wholly-owned subsidiaries of ING U.S., Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING Life Insurance and Annuity Company	American Century Small-Mid Cap Value	68.64%
	Baron Growth	39.18%
	Columbia Contrarian Core	9.16%
	Columbia Small Cap Value II	8.52%
	Global Bond	74.60%
	Invesco Comstock	26.33%
	Invesco Equity and Income	69.93%
	JPMorgan Mid Cap Value	43.41%
	Oppenheimer Global	76.51%
	PIMCO Total Return	73.81%
	Pioneer High Yield	45.74%
	T. Rowe Price Diversified Mid Cap Growth	76.59%
	T. Rowe Price Growth Equity	56.26%
	Templeton Foreign Equity	22.91%
ING National Trust	American Century Small-Mid Cap Value	29.53%
	Baron Growth	12.47%
	Global Bond	14.65%
	Invesco Comstock	9.46%
	JPMorgan Mid Cap Value	14.46%
	Oppenheimer Global	7.45%
	PIMCO Total Return	23.18%
	T. Rowe Price Growth Equity	15.70%
Subsidiary	Portfolios	Percentage
ING USA Annuity and Life Insurance Company	Baron Growth	43.68%
	Columbia Contrarian Core	83.64%
	Columbia Small Cap Value II	77.36%
	Invesco Comstock	58.06%
	Invesco Equity and Income	25.71%
	JPMorgan Mid Cap Value	35.35%
	Oppenheimer Global	9.23%
	T. Rowe Price Growth Equity	12.53%
	Templeton Foreign Equity	64.54%
ReliaStar Life Insurance Company	Oppenheimer Global	5.05%
	Pioneer High Yield	27.03%
	T. Rowe Price Diversified Mid Cap Growth	13.25%
Security Life of Denver Insurance Company	Pioneer High Yield	24.65%
	T. Rowe Price Diversified Mid Cap Growth	5.44%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Company has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by DSL until distribution in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with certain of the Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the following annual expenses to average daily net assets:

Portfolio	Class ADV	Class I	Class S	Class S2
American Century Small-Mid Cap Value	1.52%	1.02%	1.27%	1.42%
Baron Growth	1.59%	1.09%	1.34%	1.49%
Columbia Contrarian Core(1)	N/A	N/A	N/A	N/A
Columbia Small Cap Value II	1.65%	1.15%	1.40%	1.55%
Global Bond(2)	1.10%	0.60%	0.85%	N/A
Invesco Comstock(3)	N/A	N/A	N/A	N/A
Invesco Equity and Income	1.15%	0.65%	0.90%	1.05%
JPMorgan Mid Cap Value	1.50%	1.00%	1.25%	1.40%
Oppenheimer Global	1.30%	0.80%	1.05%	1.20%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

Portfolio	Class ADV	Class I	Class S	Class S2
PIMCO Total Return	1.08%	0.58%	0.83%	0.98%
Pioneer High Yield	N/A	0.71%	0.96%	N/A
T. Rowe Price Diversified Mid Cap Growth	1.25%	0.75%	1.00%	1.15%
T. Rowe Price Growth Equity	1.25%	0.75%	1.00%	1.15%
Templeton Foreign Equity(4)	1.48%	0.98%	1.23%	1.38%

(1)  Pursuant to a side agreement, the Investment Adviser has agreed to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.25%, 0.75%, and 1.00% for Class ADV, Class I, and Class S, respectively. Termination or modification of this side agreement requires approval by the Board. The amounts waived or reimbursed are not eligible for recoupment. There is no guarantee that these waivers will continue.

(2)  Prior to May 1, 2013, the expense limits were 1.04%, 0.54%, and 0.79% for Class ADV, Class I, and Class S, respectively.

(3)  Pursuant to a side agreement, the Investment Adviser has agree to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.31%, 0.81% and 1.06% for Class ADV, Class I, and Class S, respectively. The amounts waived or reimbursed are not eligible for recoupment. Termination or modification of this side agreement requires approval by the Board. There is no guarantee that this waiver will continue.

(4)  Pursuant to a side agreement, the Investment Adviser has agreed to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.42%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class S, and Class S2, respectively. The amounts waived or reimbursed are not eligible for recoupment. Termination or modification of this side agreement requires approval by the Board. There is no guarantee that this waiver will continue.

The Investment Adviser may, at a later date, recoup from a Portfolio for management fees waived and other expenses, except as otherwise noted above, assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

At June 30, 2013, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
Portfolio	2014	2015	2016	Total
American Century Small-Mid Cap Value	$431,481	$447,068	$401,505	$1,280,054
Global Bond	77,534	102,169	233,224	412,927
Invesco Equity and Income	—	62,473	299,263	361,736
PIMCO Total Return	—	2,569	100,105	102,674
Pioneer High Yield	35,055	68,681	6,443	110,179
	June 30,
Portfolio	2014	2015	2016	Total
T. Rowe Price Diversified Mid Cap Growth	$—	$38,090	$208,148	$246,238
Templeton Foreign Equity	—	13,325	189,428	202,753

The Expense Limitation Agreement is contractual and shall renew for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the investment advisory agreement has been terminated.

NOTE 8 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Global Bond during the period ended June 30, 2013 were as follows:

	USD Notional	Cost
Balance at 12/31/2012	30,100,000	$565,003
Options Purchased	166,600,000	2,120,419
Options Terminated in Closing Sell Transactions	(59,100,000)	(736,657)
Options Exercised	—	—
Options Expired	(97,800,000)	(1,188,585)
Balance at 06/30/2013	39,800,000	$760,180

Transactions in purchased interest rate swaptions for Global Bond during the period ended June 30, 2013 were as follows:

	USD Notional	Cost
Balance at 12/31/2012	18,980,000	$1,405,945
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	(18,980,000)	(1,405,945)
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/2013	—	$—

Transactions in written foreign currency options for Global Bond during the period ended June 30, 2013 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/2012	41,500,000	$437,089
Options Written	158,700,000	805,098
Options Terminated in Closing Purchase Transactions	(59,100,000)	(325,257)
Options Exercised	—	—
Options Expired	(101,300,000)	(598,530)
Balance at 06/30/2013	39,800,000	$318,400

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 8 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written foreign currency options for PIMCO Total Return during the period ended June 30, 2013 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/2012	—	$—
Options Written	8,900,000	38,129
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	(6,100,000)	(18,300)
Balance at 06/30/2013	2,800,000	$19,829

Transactions in written options on exchange traded futures contracts for PIMCO Total Return during the period ended June 30, 2013 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/2012	—	$—
Options Written	266	115,081
Options Terminated in Closing Purchase Transactions	(30)	(7,666)
Options Exercised
Options Expired	(30)	(12,100)
Balance at 06/30/2013	206	$95,315
Transactions in written interest rate swaptions for PIMCO Total Return during the period ended June 30, 2013 were as follows:

	USD Notional	EUR Notional	Premiums Received
Balance at 12/31/2012	181,900,000	2,400,000	$748,900
Options Written	406,300,000	27,600,000	1,167,511
Options Terminated in Closing Purchase Transactions	(4,900,000)	—	(6,003)
Options Exercised
Options Expired	(282,700,000)	(2,400,000)	(840,986)
Balance at 06/30/2013	300,600,000	27,600,000	$1,069,422

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
American Century Small-Mid Cap Value
Class ADV
06-30-13	1,193,388	—	—	(120,390)	1,072,998	15,370,297	—	—	(1,545,787)	13,824,510
12-31-12	1,333,880	—	357,977	(300,324)	1,391,533	15,412,039	—	3,952,062	(3,493,491)	15,870,610
Class I
06-30-13	1,820,939	—	—	(869,455)	951,484	24,255,427	—	—	(11,693,512)	12,561,915
12-31-12	2,410,359	—	719,620	(1,231,006)	1,898,973	28,227,873	—	8,174,887	(14,736,575)	21,666,185
Class S
06-30-13	883,076	—	—	(412,548)	470,528	11,710,052	—	—	(5,412,382)	6,297,670
12-31-12	1,377,158	—	620,393	(1,421,228)	576,323	16,291,876	—	6,998,031	(16,548,364)	6,741,543
Class S2
06-30-13	122,006	—	—	(16,678)	105,328	1,553,403	—	—	(213,796)	1,339,607
12-31-12	142,244	—	19,169	(58,869)	102,544	1,629,042	—	210,285	(677,443)	1,161,884
Baron Growth
Class ADV
06-30-13	582,890	—	—	(126,588)	456,302	14,540,744	—	—	(3,144,311)	11,396,433
12-31-12	478,972	—	—	(616,454)	(137,482)	10,097,984	—	—	(12,872,140)	(2,774,156)
Class I
06-30-13	1,239,656	—	—	(567,430)	672,226	33,068,728	—	—	(14,772,599)	18,296,129
12-31-12	821,186	—	—	(1,450,146)	(628,960)	17,741,556	—	—	(31,862,860)	(14,121,304)
Class S
06-30-13	2,194,523	—	—	(1,462,292)	732,231	56,335,340	—	—	(37,366,269)	18,969,071
12-31-12	1,825,589	—	—	(5,222,066)	(3,396,477)	39,329,333	—	—	(110,509,053)	(71,179,720)
Class S2
06-30-13	23,185	—	—	(9,106)	14,079	575,738	—	—	(233,289)	342,449
12-31-12	55,399	—	—	(10,207)	45,192	1,182,958	—	—	(215,789)	967,169

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Columbia Contrarian Core
Class ADV
06-30-13	49,346	—	—	(34,067)	15,279	1,000,008	—	—	(712,471)	287,537
12-31-12	79,431	—	652	(81,035)	(952)	1,419,917	—	11,669	(1,447,697)	(16,111)
Class I
06-30-13	110,641	—	—	(4,535,040)	(4,424,399)	2,278,776	—	—	(95,155,914)	(92,877,138)
12-31-12	1,833,006	—	41,268	(3,468,590)	(1,594,316)	34,009,858	—	756,030	(64,368,932)	(29,603,044)
Class S
06-30-13	388,046	—	—	(1,185,019)	(796,973)	7,902,562	—	—	(24,760,243)	(16,857,681)
12-31-12	452,904	—	43,956	(2,103,522)	(1,606,662)	8,301,310	—	796,919	(38,058,592)	(28,960,363)
Columbia Small Cap Value II
Class ADV
06-30-13	216,031	—	—	(154,526)	61,505	2,703,009	—	—	(1,938,251)	764,758
12-31-12	259,095	—	1,554	(132,517)	128,132	2,749,631	—	16,378	(1,437,432)	1,328,577
Class I
06-30-13	184,891	—	—	(237,593)	(52,702)	2,370,308	—	—	(3,043,521)	(673,213)
12-31-12	320,769	—	7,440	(635,727)	(307,518)	3,454,725	—	79,902	(6,942,517)	(3,407,890)
Class S
06-30-13	115,770	—	—	(944,208)	(828,438)	1,480,614	—	—	(12,137,990)	(10,657,376)
12-31-12	133,197	—	30,958	(2,116,277)	(1,952,122)	1,450,774	—	331,250	(23,004,152)	(21,222,128)
Class S2
06-30-13	10,384	—	—	(8,410)	1,974	130,187	—	—	(108,671)	21,516
12-31-12	25,724	—	284	(16,314)	9,694	276,150	—	2,979	(174,821)	104,308
Global Bond
Class ADV
06-30-13	283,733	—	—	(174,143)	109,590	3,165,648	—	—	(1,934,418)	1,231,230
12-31-12	518,744	—	171,012	(312,427)	377,329	5,900,634	—	1,881,128	(3,553,968)	4,227,794
Class I
06-30-13	340,744	—	—	(2,499,068)	(2,158,324)	3,874,698	—	—	(28,170,329)	(24,295,631)
12-31-12	691,804	—	1,796,289	(4,681,899)	(2,193,806)	8,002,821	—	19,902,878	(53,509,433)	(25,603,734)
Class S
06-30-13	320,315	—	—	(723,535)	(403,220)	3,614,895	—	—	(8,141,310)	(4,526,415)
12-31-12	945,663	—	349,890	(1,420,511)	(124,958)	10,899,688	—	3,887,280	(16,376,415)	(1,589,447)
Invesco Comstock
Class ADV
06-30-13	290,779	—	—	(65,760)	225,019	3,709,648	—	—	(837,889)	2,871,759
12-31-12	358,305	—	20,288	(174,256)	204,337	3,846,204	—	229,480	(1,889,643)	2,186,041
Class I
06-30-13	356,774	—	—	(546,044)	(189,270)	4,611,845	—	—	(6,886,574)	(2,274,729)
12-31-12	302,927	—	62,463	(787,977)	(422,587)	3,298,101	—	712,177	(8,600,364)	(4,590,086)
Class S
06-30-13	2,422,826	—	—	(1,430,703)	992,123	30,428,184	—	—	(18,071,953)	12,356,231
12-31-12	1,711,040	—	276,791	(3,678,763)	(1,690,932)	18,193,729	—	3,150,071	(39,922,439)	(18,578,639)
Invesco Equity and Income
Class ADV
06-30-13	98,292	—	—	(58,458)	39,834	3,887,856	—	—	(2,271,024)	1,616,832
12-31-12	229,686	—	9,475	(375,169)	(136,008)	8,016,748	—	340,091	(13,117,751)	(4,760,912)
Class I
06-30-13	198,124	—	—	(756,338)	(558,214)	7,988,624	—	—	(30,044,584)	(22,055,960)
12-31-12	190,642	—	327,033	(2,865,933)	(2,348,258)	6,753,206	—	11,917,878	(102,079,806)	(83,408,722)
Class S
06-30-13	331,146	—	—	(240,350)	90,796	13,213,923	—	—	(9,415,986)	3,797,937
12-31-12	690,776	—	104,066	(1,566,602)	(771,760)	23,372,305	—	3,765,286	(55,028,886)	(27,891,295)
Class S2
06-30-13	5,208	—	—	(9,132)	(3,924)	203,541	—	—	(347,014)	(143,473)
12-31-12	52,204	—	977	(39,999)	13,182	1,839,890	—	35,093	(1,428,637)	446,346

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
JPMorgan Mid Cap Value
Class ADV
06-30-13	764,811	—	—	(61,272)	703,539	13,928,816	—	—	(1,118,981)	12,809,835
12-31-12	667,375	—	12,112	(311,760)	367,727	10,421,781	—	198,863	(4,806,060)	5,814,584
Class I
06-30-13	2,110,678	—	—	(514,625)	1,596,053	39,202,364	—	—	(9,407,134)	29,795,230
12-31-12	2,865,631	—	91,414	(1,637,340)	1,319,705	45,194,647	—	1,523,265	(25,638,991)	21,078,921
Class S
06-30-13	3,697,014	—	—	(1,078,658)	2,618,356	67,732,474	—	—	(19,627,615)	48,104,859
12-31-12	4,608,320	—	100,401	(2,562,338)	2,146,383	71,932,068	—	1,663,038	(39,754,355)	33,840,751
Class S2
06-30-13	49,011	—	—	(24,646)	24,365	893,655	—	—	(451,552)	442,103
12-31-12	154,479	—	1,099	(7,153)	148,425	2,432,968	—	18,037	(111,686)	2,339,319
Oppenheimer Global
Class ADV
06-30-13	465,956	—	—	(317,570)	148,386	7,277,549	—	—	(4,940,496)	2,337,053
12-31-12	622,360	—	43,998	(757,841)	(91,483)	8,367,893	—	576,376	(10,100,166)	(1,155,897)
Class I
06-30-13	1,135,168	—	—	(5,665,521)	(4,530,353)	18,318,289	—	—	(90,663,735)	(72,345,446)
12-31-12	1,435,913	—	1,230,622	(13,218,957)	(10,552,422)	19,959,126	—	16,601,083	(180,887,396)	(144,327,187)
Class S
06-30-13	1,519,593	—	—	(1,033,562)	486,031	23,905,406	—	—	(16,494,698)	7,410,708
12-31-12	1,884,632	—	141,218	(2,993,068)	(967,218)	25,505,304	—	1,852,787	(40,066,110)	(12,708,019)
Class S2
06-30-13	27,998	—	—	(14,324)	13,674	440,050	—	—	(222,508)	217,542
12-31-12	94,559	—	1,118	(13,756)	81,921	1,236,476	—	14,419	(178,534)	1,072,361
PIMCO Total Return
Class ADV
06-30-13	2,153,869	—	—	(1,531,219)	622,650	25,851,532	—	—	(18,309,226)	7,542,306
12-31-12	4,697,540	—	450,342	(2,089,412)	3,058,470	55,733,518	—	5,305,029	(24,760,256)	36,278,291
Class I
06-30-13	1,247,479	—	—	(7,615,973)	(6,368,494)	15,405,307	—	—	(93,709,199)	(78,303,892)
12-31-12	4,130,424	—	1,463,873	(5,354,240)	240,057	50,353,314	—	17,654,316	(65,069,698)	2,937,932
Class S
06-30-13	1,325,845	—	—	(5,403,971)	(4,078,126)	16,182,412	—	—	(65,647,544)	(49,465,132)
12-31-12	5,391,860	—	1,343,494	(4,873,416)	1,861,938	64,893,693	—	16,054,750	(58,821,089)	22,127,354
Class S2
206-30-13	58,946	—	—	(136,178)	(77,232)	704,403	—	—	(1,620,797)	(916,394)
12-31-12	316,872	—	7,596	(62,975)	261,493	3,743,702	—	88,795	(734,427)	3,098,070
Pioneer High Yield
Class I
06-30-13	859,525	—	227,694	(1,296,408)	(209,189)	10,339,405	—	2,741,934	(15,678,527)	(2,597,188)
12-31-12	2,181,483	—	478,425	(1,914,276)	745,632	24,423,077	—	5,386,315	(21,266,039)	8,543,353
Class S
06-30-13	91,213	—	8,192	(102,933)	(3,528)	1,099,081	—	98,534	(1,237,966)	(40,351)
12-31-12	232,855	—	15,454	(57,740)	190,569	2,558,067	—	174,018	(645,039)	2,087,046
T. Rowe Price Diversified Mid Cap Growth
Class ADV
06-30-13	172,767	—	—	(249,086)	(76,319)	1,583,263	—	—	(2,289,088)	(705,825)
12-31-12	451,152	—	228,493	(506,797)	172,848	3,868,442	—	1,825,813	(4,304,423)	1,389,832
Class I
06-30-13	558,134	—	—	(4,728,289)	(4,170,155)	5,394,612	—	—	(45,504,723)	(40,110,111)
12-31-12	445,381	—	7,047,215	(11,769,348)	(4,276,752)	4,004,786	—	59,366,968	(103,416,656)	(40,044,902)
Class S
06-30-13	202,694	—	—	(242,553)	(39,859)	1,877,482	—	—	(2,294,537)	(417,055)
12-31-12	312,787	—	188,900	(997,189)	(495,502)	2,711,864	—	1,557,913	(9,025,962)	(4,756,185)
Class S2
06-30-13	65,276	—	—	(86,321)	(21,045)	613,969	—	—	(754,450)	(140,481)
12-31-12	43,716	—	10,140	(24,680)	29,176	381,695	—	81,070	(205,121)	257,644

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
T. Rowe Price Growth Equity
Class ADV
06-30-13	139,604	—	—	(76,463)	63,141	9,229,946	—	—	(5,072,792)	4,157,154
12-31-12	350,572	—	—	(301,120)	49,452	21,231,531	—	—	(18,087,259)	3,144,272
Class I
06-30-13	1,306,133	—	—	(1,043,895)	262,238	88,215,215	—	—	(71,606,723)	16,608,492
12-31-12	1,922,261	—	19,593	(2,816,469)	(874,615)	120,462,837	—	1,241,246	(173,500,647)	(51,796,564)
Class S
06-30-13	321,258	—	—	(527,752)	(206,494)	21,963,600	—	—	(35,871,181)	(13,907,581)
12-31-12	1,876,068	—	—	(1,342,546)	533,522	115,340,182	—	—	(81,974,293)	33,365,889
Class S2
06-30-13	4,839	—	—	(2,437)	2,402	322,245	—	—	(161,930)	160,315
12-31-12	15,749	—	—	(2,994)	12,755	876,520	—	—	(183,959)	692,561
Templeton Foreign Equity
Class ADV
06-30-13	393,313	—	—	(230,872)	162,441	4,485,802	—	—	(2,677,701)	1,808,101
12-31-12	965,306	112,342	36,384	(268,562)	845,470	11,614,191	1,054,970	360,560	(2,717,058)	10,312,663
Class I
06-30-13	1,650,923	—	—	(13,216,254)	(11,565,331)	18,875,935	—	—	(149,854,238)	(130,978,303)
12-31-12	8,567,913	1,895,737	507,777	(7,713,062)	3,258,365	93,050,576	17,983,056	5,067,614	(78,650,239)	37,451,007
Class S
06-30-13	1,631,702	—	—	(5,121,960)	(3,490,258)	18,640,803	—	—	(58,470,950)	(39,830,147)
12-31-12	2,175,375	45,772,419	895,331	(11,848,237)	36,994,888	21,373,082	431,776,644	8,899,584	(127,541,994)	334,507,316
Class S2
06-30-13	56,586	—	—	(15,401)	41,185	641,741	—	—	(175,412)	466,329
12-31-12	3,368,523	—	1,844	(3,358,822)	11,545	31,663,149	—	18,252	(31,588,104)	93,297

NOTE 10 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, are a party to an unsecured committed revolving line of credit agreement (the "Credit Agreement") with BNY for an aggregate amount of $200,000,000. Prior to May 24, 2013, the funds to which the Credit Agreement is available were each a party to an unsecured committed revolving line of credit for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2013:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Columbia Contrarian Core	8	$626,250	1.11%
Global Bond	13	5,575,769	1.12
Oppenheimer Global	2	2,215,000	1.09
PIMCO Total Return	8	2,154,375	1.14
Pioneer High Yield	5	1,313,000	1.09
T. Rowe Price Diversified Mid Cap Growth	7	860,714	1.15
T. Rowe Price Growth Equity	3	1,238,333	1.14

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS (continued)

Foreign Investments and/or Developing and Emerging Markets. There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

NOTE 12 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2013, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received
American Century Small-Mid Cap Value	$3,671,130	$3,771,458
Global Bond	5,887,567	6,226,204
JPMorgan Mid Cap Value	5,030,840	5,150,884
Oppenheimer Global	72,528,835	80,495,911
PIMCO Total Return	21,100,039	21,585,115
T. Rowe Price Diversified Mid Cap Growth	15,869,812	16,280,786
T. Rowe Price Growth Equity	9,686,173	10,007,727
Templeton Foreign Equity	27,421,918	28,805,767

NOTE 13 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower's discretion. Funded portions of the credit agreements are presented in the Portfolio of Investments. At June 30, 2013, Pioneer High Yield had the following unfunded loan commitments:

Loan	Unfunded Commitments	Unfunded Appreciation at 06/30/13*
Garden Denver	$650,000	$—

*  Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the Portfolio's Statement of Assets and Liabilities and Statement of Operations.

NOTE 14 — REORGANIZATIONS

On July 20, 2012, Templeton Foreign Equity ("Acquiring Portfolio") acquired all of the net assets of ING Artio Foreign Equity Portfolio, an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders on July 6, 2012. The

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 14 — REORGANIZATIONS (continued)

purposes of the transaction were to combine two portfolios with comparable investment objectives, policies, restrictions, management, and portfolio holdings. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2012, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended June 30, 2013, are as follows:

Net investment income	$24,524,477
Net realized and unrealized loss on investments	$5,503,002
Net increase in net assets resulting from operations	$30,027,479

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio's statement of operations since July 20, 2012. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Depreciation (000s)	Fund Conversion Ratio
Templeton Foreign Equity	ING Artio Foreign Equity Portfolio	$450,815	$505,263	$582,200	($1,423)	0.9489

The net assets of Templeton Foreign Equity after the acquisition were $956,078,078.

NOTE 15 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	Ordinary Income	Ordinary Income	Long-term Capital Gains
American Century Small-Mid Cap Value	$—	$11,434,229	$7,901,036
Columbia Contrarian Core	—	1,564,618	—
Columbia Small Cap Value II	—	430,509	—
Global Bond	—	25,671,286	—
Invesco Comstock	—	4,091,728	—
Invesco Equity and Income	—	16,058,348	—
JPMorgan Mid Cap Value	—	3,403,203	—
Oppenheimer Global	—	19,044,665	—
PIMCO Total Return	—	39,102,890	—
Pioneer High Yield	2,840,468	5,560,333	—
T. Rowe Price Diversified Mid Cap Growth	—	3,980,752	58,851,012
T. Rowe Price Growth Equity	—	1,241,246	—
Templeton Foreign Equity	—	14,346,010	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 15 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios' pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards
	Ordinary Income	Capital Gains	(Depreciation)	Amount	Character	Expiration
American Century Small-Mid Cap Value	$12,237,097	$2,473,371	$11,728,081	$—	—	—
Baron Growth	12,918,814	37,307,379	289,890,056	—	—	—
Columbia Contrarian Core	4,474,026	—	59,088,376	(4,959,726)	Short-term	2016
				(57,895,293)	Short-term	2017
				$(62,855,019)
Columbia Small Cap Value II	1,447,029	—	20,322,751	(52,828,242)	Short-term	2017
Global Bond	16,773,806	—	4,735,407	—	—	—
Invesco Comstock	117,547	—	30,629,156	(81,862,564)	Short-term	2016
				(130,908,420)	Short-term	2017
				$(212,770,984)
Invesco Equity and Income	536,463	—	101,340,034	(9,587,782)	Short-term	2017
JPMorgan Mid Cap Value	619,318	22,120,643	72,229,271	—	—	—
Oppenheimer Global	22,608,713	—	395,094,922	(51,155,908)	Short-term	2017
				(98,529)	Short-term	2018
				$(51,254,437)
PIMCO Total Return	44,654,815	352,294	49,552,832	—	—	—
Pioneer High Yield	1,633,920	—	8,095,649	(22,474,384)	Short-term	2017
T. Rowe Price Diversified Mid Cap Growth	1,109,937	8,894,974	152,193,351	—	—	—
T. Rowe Price Growth Equity	267,033	—	323,115,539	(57,125,271)	Short-term	2017
Templeton Foreign Equity	13,456,567	—	122,508,310	(11,132,244)	Short-term	2015
				(35,954,547)	Short-term	2016
				(133,709,136)	Short-term	2017
				(5,418,028)	Short-term	None
				(48,764,209)	Long-term	None
				$(234,978,164)*

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios' major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 16 — RESTRUCTURING PLAN

The Investment Adviser, ING IM, the Administrator and the Distributor are indirect, wholly-owned subsidiaries of ING U.S., Inc. ("ING U.S."). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. ("ING Groep"), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the "Restructuring Plan") to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the "Separation Plan").

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 16 — RESTRUCTURING PLAN (continued)

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the "Form S-1") with the U.S. Securities and Exchange Commission ("SEC") to register an initial public offering of ING U.S. common stock (the "IPO"). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep's remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep's divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements, if applicable, for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory and affiliated sub-advisory agreements, if applicable, prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of Global Bond approved a new advisory and affiliated sub-advisory agreement on April 22, 2013, shareholders of Baron Growth, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock, Invesco Equity and Income, JPMorgan Mid Cap Value, Oppenheimer Global, Pioneer High Yield, T. Rowe Price Diversified Mid Cap Growth, T. Rowe Price Growth Equity and Templeton Foreign Equity approved new advisory agreements on April 22, 2013 and shareholders of American Century Small-Mid Cap Value and PIMCO Total Return approved new advisory agreements on May 31, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains "control" (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management's attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser's and affiliated entities' loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

Shareholder Proxy Proposals

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the "Nominees") for election as Directors of the Company. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on May 13, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board, another board in the ING Funds complex, and the Investment Adviser to the Portfolios to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2013, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
American Century Small-Mid Cap Value
Class ADV	$0.1409	$0.3328	$0.1001	August 7, 2013	August 5, 2013
Class I	$0.1789	$0.3328	$0.1001	August 7, 2013	August 5, 2013
Class S	$0.1529	$0.3328	$0.1001	August 7, 2013	August 5, 2013
Class S2	$0.1544	$0.3328	$0.1001	August 7, 2013	August 5, 2013
Baron Growth
Class ADV	$0.3193	$—	$1.0559	August 7, 2013	August 5, 2013
Class I	$0.4082	$—	$1.0559	August 7, 2013	August 5, 2013
Class S	$0.3550	$—	$1.0559	August 7, 2013	August 5, 2013
Class S2	$0.3852	$—	$1.0559	August 7, 2013	August 5, 2013
Columbia Contrarian Core
Class ADV	$0.2678	$—	$—	August 7, 2013	August 5, 2013
Class I	$0.3541	$—	$—	August 7, 2013	August 5, 2013
Class S	$0.3040	$—	$—	August 7, 2013	August 5, 2013
Columbia Small Cap Value II
Class ADV	$0.1033	$—	$—	August 7, 2013	August 5, 2013
Class I	$0.1406	$—	$—	August 7, 2013	August 5, 2013
Class S	$0.1086	$—	$—	August 7, 2013	August 5, 2013
Class S2	$0.1000	$—	$—	August 7, 2013	August 5, 2013
Global Bond
Class ADV	$0.1880	$0.2944	$—	August 7, 2013	August 5, 2013
Class I	$0.2386	$0.2944	$—	August 7, 2013	August 5, 2013
Class S	$0.2065	$0.2944	$—	August 7, 2013	August 5, 2013
Invesco Comstock
Class ADV	$0.0039	$—	$—	August 7, 2013	August 5, 2013
Class I	$0.0039	$—	$—	August 7, 2013	August 5, 2013
Class S	$0.0039	$—	$—	August 7, 2013	August 5, 2013
Invesco Equity and Income
Class ADV	$0.0277	$—	$—	August 7, 2013	August 5, 2013
Class I	$0.0277	$—	$—	August 7, 2013	August 5, 2013
Class S	$0.0277	$—	$—	August 7, 2013	August 5, 2013
Class S2	$0.0277	$—	$—	August 7, 2013	August 5, 2013
JPMorgan Mid Cap Value
Class ADV	$0.0185	$—	$0.6597	August 7, 2013	August 5, 2013
Class I	$0.0185	$—	$0.6597	August 7, 2013	August 5, 2013
Class S	$0.0185	$—	$0.6597	August 7, 2013	August 5, 2013
Class S2	$0.0185	$—	$0.6597	August 7, 2013	August 5, 2013
Oppenheimer Global
Class ADV	$0.1661	$—	$—	August 7, 2013	August 5, 2013
Class I	$0.2308	$—	$—	August 7, 2013	August 5, 2013
Class S	$0.1982	$—	$—	August 7, 2013	August 5, 2013
Class S2	$0.2010	$—	$—	August 7, 2013	August 5, 2013
PIMCO Total Return
Class ADV	$0.3775	$0.0773	$0.0038	August 7, 2013	August 5, 2013
Class I	$0.4301	$0.0773	$0.0038	August 7, 2013	August 5, 2013
Class S	$0.3956	$0.0773	$0.0038	August 7, 2013	August 5, 2013
Class S2	$0.3948	$0.0773	$0.0038	August 7, 2013	August 5, 2013
Pioneer High Yield
Class I	$0.0461	$—	$—	August 1, 2013	Daily
Class S	$0.0434	$—	$—	August 1, 2013	Daily
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$0.0163	$—	$0.1174	August 7, 2013	August 5, 2013
Class I	$0.0163	$—	$0.1174	August 7, 2013	August 5, 2013
Class S	$0.0163	$—	$0.1174	August 7, 2013	August 5, 2013
Class S2	$0.0163	$—	$0.1174	August 7, 2013	August 5, 2013

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
T. Rowe Price Growth Equity
Class ADV	$0.0147	$—	$—	August 7, 2013	August 5, 2013
Class I	$0.0147	$—	$—	August 7, 2013	August 5, 2013
Class S	$0.0147	$—	$—	August 7, 2013	August 5, 2013
Class S2	$0.0147	$—	$—	August 7, 2013	August 5, 2013
Templeton Foreign Equity
Class ADV	$0.1411	$—	$—	August 7, 2013	August 5, 2013
Class I	$0.1826	$—	$—	August 7, 2013	August 5, 2013
Class S	$0.1645	$—	$—	August 7, 2013	August 5, 2013
Class S2	$0.1493	$—	$—	August 7, 2013	August 5, 2013

On July 22, 2013, the Portfolios and the Investment Adviser received exemptive relief from the SEC which permits the Investment Adviser, with the approval of the Portfolios' Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Adviser or of another company that, indirectly or directly wholly owns the Investment Adviser. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	26.2%
Industrials	14.1%
Consumer Discretionary	11.0%
Health Care	10.5%
Utilities	8.4%
Information Technology	8.3%
Energy	7.6%
Materials	5.0%
Consumer Staples	4.3%
Exchange-Traded Funds	2.5%
Telecommunication Services	1.6%
Assets in Excess of Other Liabilities*	0.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 10.8%
101,013		ADT Corp.	$4,025,368	1.2
87,397		Lowe's Cos., Inc.	3,574,537	1.0
1,131,403		Other Securities (a)	28,627,273	8.6
			36,227,178	10.8
		Consumer Staples: 4.2%
46,867		Dr Pepper Snapple Group, Inc.	2,152,602	0.6
104,663		Sysco Corp.	3,575,288	1.1
478,400		Other Securities	8,203,121	2.5
			13,931,011	4.2
		Energy: 7.6%
32,210		Apache Corp.	2,700,164	0.8
42,651		Devon Energy Corp.	2,212,734	0.7
150,509		Imperial Oil Ltd.	5,745,875	1.7
32,888		Murphy Oil Corp.	2,002,550	0.6
64,221	@	Southwestern Energy Co.	2,345,993	0.7
581,862		Other Securities (a)	10,238,751	3.1
			25,246,067	7.6
		Financials: 26.2%
31,724		American Tower Corp.	2,321,245	0.7
184,617		Annaly Capital Management, Inc.	2,320,636	0.7
27,697		Chubb Corp.	2,344,551	0.7
75,957		Commerce Bancshares, Inc.	3,308,687	1.0
68,804		Corrections Corp. of America	2,330,391	0.7
57,160		HCC Insurance Holdings, Inc.	2,464,167	0.7
51,317		Marsh & McLennan Cos., Inc.	2,048,575	0.6
111,173		Northern Trust Corp.	6,436,917	1.9
Shares			Value	Percentage of Net Assets
198,844		People's United Financial, Inc.	$2,962,776	0.9
163,748		Piedmont Office Realty Trust, Inc.	2,927,814	0.9
38,882		PNC Financial Services Group, Inc.	2,835,275	0.9
34,172		Reinsurance Group of America, Inc.	2,361,627	0.7
2,394,340		Other Securities (a)	52,912,184	15.8
			87,574,845	26.2
		Health Care: 10.5%
67,736		Agilent Technologies, Inc.	2,896,391	0.9
88,482	@	CareFusion Corp.	3,260,562	1.0
61,182	@	Hospira, Inc.	2,343,882	0.7
58,508	@	LifePoint Hospitals, Inc.	2,857,531	0.9
44,733		Medtronic, Inc.	2,302,407	0.7
33,193		Quest Diagnostics	2,012,492	0.6
46,498		Stryker Corp.	3,007,491	0.9
33,259		Zimmer Holdings, Inc.	2,492,429	0.7
401,185		Other Securities	13,757,167	4.1
			34,930,352	10.5
		Industrials: 14.1%
39,920		General Dynamics Corp.	3,126,934	0.9
186,920		Heartland Express, Inc.	2,592,580	0.8
77,860		Kaydon Corp.	2,145,043	0.7
110,517		Koninklijke Philips Electronics NV	3,012,800	0.9
29,123		Northrop Grumman Corp.	2,411,384	0.7
30,964		Raytheon Co.	2,047,340	0.6
229,189		Republic Services, Inc.	7,778,675	2.3
89,592	@	Tyco International Ltd.	2,952,056	0.9
955,592		Other Securities (a)	21,004,448	6.3
			47,071,260	14.1

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 8.3%
195,053		Applied Materials, Inc.	$2,908,240	0.9
139,942	@	Teradyne, Inc.	2,458,781	0.7
992,878		Other Securities	22,375,937	6.7
			27,742,958	8.3
		Materials: 5.0%
84,725		Newmont Mining Corp.	2,537,514	0.7
561,379		Other Securities (a)	14,264,160	4.3
			16,801,674	5.0
		Telecommunication Services: 1.6%
64,169		CenturyTel, Inc.	2,268,374	0.7
93,907		Other Securities	2,991,658	0.9
			5,260,032	1.6
		Utilities: 8.4%
64,798		AGL Resources, Inc.	2,777,242	0.8
40,080		Consolidated Edison, Inc.	2,337,065	0.7
169,790		Great Plains Energy, Inc.	3,827,067	1.1
44,302		Laclede Group, Inc.	2,022,829	0.6
61,975		Pacific Gas & Electric Co.	2,834,117	0.9
64,560		Portland General Electric Co.	1,974,891	0.6
92,048		Westar Energy, Inc.	2,941,854	0.9
83,186		Xcel Energy, Inc.	2,357,491	0.7
231,144		Other Securities	7,025,444	2.1
			28,098,000	8.4
		Total Common Stock (Cost $291,177,857)	322,883,377	96.7
EXCHANGE-TRADED FUNDS: 2.5%
120,215		iShares Russell Midcap Value Index Fund	6,962,853	2.1
13,300		Other Securities	1,200,857	0.4
		Total Exchange-Traded Funds (Cost $7,419,406)	8,163,710	2.5
PREFERRED STOCK: 0.3%
		Consumer Discretionary: 0.2%
16,000		Other Securities	615,254	0.2
		Consumer Staples: 0.1%
204		Other Securities	261,681	0.1
		Financials: 0.0%
4,191		Other Securities	107,888	0.0
		Total Preferred Stock (Cost $950,309)	984,823	0.3
		Total Long-Term Investments (Cost $299,547,572)	332,031,910	99.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateralcc(1): 1.1%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,020,000, due 12/01/17-06/01/43)	$1,000,000	0.3
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,020,000, due 06/01/17-03/01/48)	1,000,000	0.3
771,458	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $771,468, collateralized by various U.S. Government Agency Obligations, 2.000%-9.500%, Market Value plus accrued interest $786,887, due 04/01/14-01/01/52)	771,458	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,000,013, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 12/04/13-08/27/32)	1,000,000	0.3
		3,771,458	1.1

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
5,038,648	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $5,038,648)	$5,038,648	1.5
	Total Short-Term Investments (Cost $8,810,106)	8,810,106	2.6
	Total Investments in Securities (Cost $308,357,678)	$340,842,016	102.1
	Liabilities in Excess of Other Assets	(6,961,900)	(2.1)
	Net Assets	$333,880,116	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $311,911,717.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$38,550,841
Gross Unrealized Depreciation	(9,620,542)
Net Unrealized Appreciation	$28,930,299

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$36,227,178	$—	$—	$36,227,178
Consumer Staples	13,931,011	—	—	13,931,011
Energy	25,246,067	—	—	25,246,067
Financials	87,574,845	—	—	87,574,845
Health Care	34,930,352	—	—	34,930,352
Industrials	44,058,460	3,012,800	—	47,071,260
Information Technology	27,742,958	—	—	27,742,958
Materials	16,801,674	—	—	16,801,674
Telecommunication Services	5,260,032	—	—	5,260,032
Utilities	28,098,000	—	—	28,098,000
Total Common Stock	319,870,577	3,012,800	—	322,883,377
Exchange-Traded Funds	8,163,710	—	—	8,163,710
Preferred Stock	456,663	528,160	—	984,823
Short-Term Investments	5,038,648	3,771,458	—	8,810,106
Total Investments, at fair value	$333,529,598	$7,312,418	$—	$340,842,016
Other Financial Instruments+
Forward Foreign Currency Contracts	—	17,186	—	17,186
Total Assets	$333,529,598	$7,329,604	$—	$340,859,202
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,297)	$—	$(2,297)
Total Liabilities	$—	$(2,297)	$—	$(2,297)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio :

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Swiss Franc	37,270	Sell	07/31/13	$39,412	$39,467	$(55)
Credit Suisse Group AG	Swiss Franc	1,150,979	Sell	07/31/13	1,220,861	1,218,834	2,027
JPMorgan Chase & Co.	Canadian Dollar	185,479	Sell	07/31/13	176,813	176,236	577
JPMorgan Chase & Co.	Canadian Dollar	6,019,221	Sell	07/31/13	5,717,101	5,719,278	(2,177)
UBS Warburg LLC	EU Euro	66,676	Sell	07/31/13	86,783	86,800	(17)
UBS Warburg LLC	EU Euro	44,555	Sell	07/31/13	57,954	58,002	(48)
UBS Warburg LLC	EU Euro	1,838,018	Sell	07/31/13	2,407,326	2,392,744	14,582
							$14,889

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$17,186
Total Asset Derivatives		$17,186
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,297
Total Liability Derivatives		$2,297

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign Currency Related Transactions*
Foreign exchange contracts	$295,387
Total	$295,387
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign Currency Related Transactions*
Foreign exchange contracts	$9,368
Total	$9,368

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Credit Suisse Group AG	JPMorgan Chase & Co.	UBS Warburg LLC	Totals
Assets:
Forward foreign currency contracts	$2,027	$577	$14,582	$17,186
Total Assets	$2,027	$577	$14,582	$17,186
Liabilities:
Forward foreign currency contracts	$55	$2,177	$65	$2,297
Total Liabilities	$55	$2,177	$65	$2,297
Net OTC derivative instruments by counterparty, at fair value	$1,972	$(1,600)	$14,517	$14,889
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—
Net Exposure(1)	$1,972	$(1,600)	$14,517	$14,889

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

ING BARON  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Consumer Discretionary	25.5%
Industrials	16.9%
Information Technology	15.3%
Financials	14.0%
Health Care	7.9%
Energy	6.4%
Consumer Staples	6.2%
Utilities	1.5%
Materials	1.1%
Telecommunication Services	0.3%
Assets in Excess of Other Liabilities*	4.9%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.1%
		Consumer Discretionary: 25.5%
525,000		Ameristar Casinos, Inc.	$13,802,250	1.4
590,000		Choice Hotels International, Inc.	23,417,100	2.5
320,000		DeVry, Inc.	9,926,400	1.0
550,000		Dick's Sporting Goods, Inc.	27,533,000	2.9
1,125,000	@	LKQ Corp.	28,968,750	3.0
139,500	@	Lumber Liquidators	10,862,865	1.1
163,000		Morningstar, Inc.	12,645,540	1.3
70,000	@	Panera Bread Co.	13,015,800	1.4
400,380	@	Penn National Gaming, Inc.	21,164,087	2.2
525,000	@	Pinnacle Entertainment, Inc.	10,326,750	1.1
336,200	@	Under Armour, Inc.	20,074,502	2.1
475,000		Vail Resorts, Inc.	29,222,000	3.1
1,028,943		Other Securities	22,689,522	2.4
			243,648,566	25.5
		Consumer Staples: 6.2%
63,294	@	Boston Beer Co., Inc.	10,800,488	1.1
203,500		Church & Dwight Co., Inc.	12,557,985	1.3
185,000	@	TreeHouse Foods, Inc.	12,124,900	1.3
317,641	@	United Natural Foods, Inc.	17,149,438	1.8
267,000		Other Securities	6,453,390	0.7
			59,086,201	6.2
		Energy: 6.4%
97,000	@	Core Laboratories NV	14,711,020	1.5
140,000		Helmerich & Payne, Inc.	8,743,000	0.9
100,000		SEACOR Holdings, Inc.	8,305,000	0.9
212,944		Targa Resources Corp.	13,698,687	1.4
686,500		Other Securities	15,728,845	1.7
			61,186,552	6.4
Shares			Value	Percentage of Net Assets
		Financials: 14.0%
195,000	@	Arch Capital Group Ltd.	$10,024,950	1.0
272,255	@	Artisan Partners Asset Management, Inc.	13,588,247	1.4
318,000		Carlyle Group L.P.	8,172,600	0.9
380,000		Cohen & Steers, Inc.	12,912,400	1.3
490,500		Douglas Emmett, Inc.	12,237,975	1.3
420,000	@	MSCI, Inc. - Class A	13,973,400	1.5
160,000		Oaktree Capital Group, LLC	8,408,000	0.9
336,933		Primerica, Inc.	12,614,771	1.3
1,079,134		Other Securities	41,709,625	4.4
			133,641,968	14.0
		Health Care: 7.9%
410,152	@	CFR Pharmaceuticals SA	9,298,310	1.0
490,000		Community Health Systems, Inc.	22,971,200	2.4
122,200	@	Idexx Laboratories, Inc.	10,971,116	1.2
73,000	@	Mettler Toledo International, Inc.	14,687,600	1.5
296,131		Other Securities	17,121,964	1.8
			75,050,190	7.9
		Industrials: 16.9%
350,000		Air Lease Corp.	9,656,500	1.0
316,225	@	Colfax Corp.	16,478,485	1.7
534,000	@	Copart, Inc.	16,447,200	1.7
157,000	@	CoStar Group, Inc.	20,263,990	2.1
497,967		Generac Holdings, Inc.	18,429,758	2.0
350,000	@	Genesee & Wyoming, Inc.	29,694,000	3.1
106,000	@	Middleby Corp.	18,029,540	1.9
822,812		Other Securities	32,109,272	3.4
			161,108,745	16.9

See Accompanying Notes to Financial Statements

ING BARON   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 15.3%
275,180	@	Advent Software, Inc.	$9,647,811	1.0
250,000	@	Ansys, Inc.	18,275,000	1.9
865,000		Booz Allen Hamilton Holding Corp.	15,033,700	1.6
117,000	@	Concur Technologies, Inc.	9,521,460	1.0
85,000		Factset Research Systems, Inc.	8,664,900	0.9
405,300	@	Gartner, Inc.	23,098,047	2.4
200,000		MAXIMUS, Inc.	14,896,000	1.6
260,000		Pegasystems, Inc.	8,611,200	0.9
385,000	@	SS&C Technologies Holdings, Inc.	12,666,500	1.3
1,108,457		Other Securities	25,257,744	2.7
			145,672,362	15.3
		Materials: 1.1%
385,273	@	Caesar Stone Sdot Yam Ltd.	10,490,984	1.1
20,000		Other Securities	381,000	0.0
			10,871,984	1.1
		Telecommunication Services: 0.3%
40,000		Other Securities	2,964,800	0.3
		Utilities: 1.5%
160,000		ITC Holdings Corp.	14,608,000	1.5
		Total Common Stock (Cost $504,911,490)	907,839,368	95.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Mutual Funds: 4.8%
46,014,209	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $46,014,209)	$46,014,209	4.8
	Total Short-Term Investments (Cost $46,014,209)	46,014,209	4.8
	Total Investments in Securities (Cost $550,925,699)	$953,853,577	99.9
	Assets in Excess of Other Liabilities	505,684	0.1
	Net Assets	$954,359,261	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

  Cost for federal income tax purposes is $551,217,695.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$407,539,486
Gross Unrealized Depreciation	(4,903,604)
Net Unrealized Appreciation	$402,635,882

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock*	$907,839,368	$—	$—	$907,839,368
Short-Term Investments	46,014,209	—	—	46,014,209
Total Investments, at fair value	$953,853,577	$—	$—	$953,853,577

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	19.1%
Information Technology	18.4%
Health Care	13.9%
Consumer Discretionary	13.7%
Industrials	10.9%
Consumer Staples	10.6%
Energy	9.7%
Telecommunication Services	2.1%
Materials	1.1%
Assets in Excess of Other Liabilities	0.5%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 13.7%
120,390		Comcast Corp. - Class A	$5,041,933	1.6
64,210	@	DIRECTV	3,956,620	1.2
41,570	@	Discovery Communications, Inc. - Class A	3,209,620	1.0
110,500	@	General Motors Co.	3,680,755	1.2
84,110		Lowe's Cos., Inc.	3,440,099	1.1
38,780		McDonald's Corp.	3,839,220	1.2
84,030		Viacom - Class B	5,718,241	1.8
209,130		Other Securities	14,391,256	4.6
			43,277,744	13.7
		Consumer Staples: 10.6%
82,630		CVS Caremark Corp.	4,724,783	1.5
32,135		Diageo PLC ADR	3,693,918	1.2
83,540		PepsiCo, Inc.	6,832,737	2.2
96,040		Philip Morris International, Inc.	8,318,985	2.6
83,150		Procter & Gamble Co.	6,401,719	2.0
90,500		Other Securities	3,488,161	1.1
			33,460,303	10.6
		Energy: 9.7%
37,500		Apache Corp.	3,143,625	1.0
59,770		Chevron Corp.	7,073,182	2.2
51,150		ConocoPhillips	3,094,575	1.0
68,280		ExxonMobil Corp.	6,169,098	2.0
112,740		Halliburton Co.	4,703,513	1.5
97,220		Other Securities	6,451,448	2.0
			30,635,441	9.7
		Financials: 19.1%
86,940	@	Aon PLC	5,594,589	1.8
467,885		Bank of America Corp.	6,017,001	1.9
71,080	@	Berkshire Hathaway, Inc.	7,955,274	2.5
19,320		Blackrock, Inc.	4,962,342	1.6
Shares			Value	Percentage of Net Assets
159,370		Citigroup, Inc.	$7,644,979	2.4
110,130	@	Invesco Ltd.	3,502,134	1.1
159,430		JPMorgan Chase & Co.	8,416,310	2.7
8,380		Mastercard, Inc.	4,814,310	1.5
56,330		State Street Corp.	3,673,279	1.2
127,190		Wells Fargo & Co.	5,249,131	1.6
104,140		Other Securities	2,544,140	0.8
			60,373,489	19.1
		Health Care: 13.9%
106,990		Abbott Laboratories	3,731,811	1.2
44,690		Baxter International, Inc.	3,095,676	1.0
125,270		Cardinal Health, Inc.	5,912,744	1.8
26,160	@	Celgene Corp.	3,058,366	1.0
55,890		Cigna Corp.	4,051,466	1.3
49,760	@	Covidien PLC	3,126,919	1.0
58,970	@	Express Scripts Holding Co.	3,637,859	1.1
113,950		Johnson & Johnson	9,783,747	3.1
156,405		Pfizer, Inc.	4,380,904	1.4
105,650		Other Securities	3,313,944	1.0
			44,093,436	13.9
		Industrials: 10.9%
65,180	@	Eaton Corp. PLC	4,289,496	1.4
32,000		FedEx Corp.	3,154,560	1.0
239,700		General Electric Co.	5,558,643	1.8
61,160		Honeywell International, Inc.	4,852,434	1.5
130,610	@	Nielsen Holdings NV	4,387,190	1.4
45,075		United Technologies Corp.	4,189,270	1.3
159,715		Other Securities	7,910,874	2.5
			34,342,467	10.9
		Information Technology: 18.4%
20,900		Apple, Inc.	8,278,072	2.6
200,930	@	Electronic Arts, Inc.	4,615,362	1.5
167,950		EMC Corp.	3,966,979	1.3
11,480	@	Google, Inc. - Class A	10,106,648	3.2

See Accompanying Notes to Financial Statements

ING COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
134,820		Hewlett-Packard Co.	$3,343,536	1.1
76,955		Intuit, Inc.	4,696,564	1.5
169,020		Microsoft Corp.	5,836,261	1.8
64,430		Qualcomm, Inc.	3,935,384	1.2
416,805		Other Securities	13,295,967	4.2
			58,074,773	18.4
		Materials: 1.1%
96,470		Other Securities	3,540,943	1.1
		Telecommunication Services: 2.1%
111,145		AT&T, Inc.	3,934,533	1.2
94,250		Other Securities	2,708,745	0.9
			6,643,278	2.1
		Total Common Stock (Cost $296,909,399)	314,441,874	99.5
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
		Materials: —%
649,000	X	Other Securities	$—	—
		Total Corporate Bonds/Notes (Cost $—)	—	—
		Total Investments in Securities (Cost $296,909,399)	$314,441,874	99.5
		Assets in Excess of Other Liabilities	1,581,595	0.5
		Net Assets	$316,023,469	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

ADR  American Depositary Receipt

  Cost for federal income tax purposes is $297,419,166.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$21,607,151
Gross Unrealized Depreciation	(4,584,443)
Net Unrealized Appreciation	$17,022,708

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock*	$314,441,874	$—	$—	$314,441,874
Corporate Bonds/Notes	—	—	—	—
Total Investments, at fair value	$314,441,874	$—	$—	$314,441,874

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	33.2%
Information Technology	14.1%
Industrials	12.1%
Consumer Discretionary	10.9%
Materials	7.3%
Health Care	6.6%
Energy	6.0%
Utilities	4.6%
Consumer Staples	1.9%
Telecommunication Services	0.3%
Assets in Excess of Other Liabilities*	3.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 10.9%
77,000		Sonic Automotive, Inc.	$1,627,780	0.9
130,000	@	Sonic Corp.	1,892,800	1.1
44,000	@	Tenneco, Inc.	1,992,320	1.1
93,545	@	Tower International, Inc.	1,851,255	1.1
888,309		Other Securities	11,679,392	6.7
			19,043,547	10.9
		Consumer Staples: 1.9%
39,000		Harris Teeter Supermarkets, Inc.	1,827,540	1.0
25,000		Nu Skin Enterprises, Inc.	1,528,000	0.9
			3,355,540	1.9
		Energy: 6.0%
32,000	@	Gulfport Energy Corp.	1,506,240	0.9
250,000	@	Hercules Offshore, Inc.	1,760,000	1.0
39,000	@	Hornbeck Offshore Services, Inc.	2,086,500	1.2
326,000		Other Securities	5,175,130	2.9
			10,527,870	6.0
		Financials: 33.2%
64,000		American Assets Trust, Inc.	1,975,040	1.1
110,000		American Equity Investment Life Holding Co.	1,727,000	1.0
57,500		Amerisafe, Inc.	1,862,425	1.1
58,000		Amtrust Financial Services, Inc.	2,070,600	1.2
36,300	@	Argo Group International Holdings Ltd.	1,538,757	0.9
117,000		Brandywine Realty Trust	1,581,840	0.9
152,000		CNO Financial Group, Inc.	1,969,920	1.1
55,000		Community Bank System, Inc.	1,696,750	1.0
Shares			Value	Percentage of Net Assets
108,000		EverBank Financial Corp.	$1,788,480	1.0
120,000		First Industrial Realty Trust, Inc.	1,820,400	1.0
50,688		Geo Group, Inc.	1,720,858	1.0
53,000		Independent Bank Corp.	1,828,500	1.0
29,500		Kilroy Realty Corp.	1,563,795	0.9
33,000	@	Platinum Underwriters Holdings Ltd.	1,888,260	1.1
37,000		Prosperity Bancshares, Inc.	1,916,230	1.1
75,000		Renasant Corp.	1,825,500	1.0
140,000		Sterling Bancorp.	1,626,800	0.9
136,233		Susquehanna Bancshares, Inc.	1,750,594	1.0
126,000		Symetra Financial Corp.	2,014,740	1.1
136,000		Umpqua Holdings Corp.	2,041,360	1.2
110,000	@	Western Alliance Bancorp.	1,741,300	1.0
1,141,693		Other Securities	20,378,958	11.6
			58,328,107	33.2
		Health Care: 6.6%
53,000		Conmed Corp.	1,655,720	0.9
120,000	@	Kindred Healthcare, Inc.	1,575,600	0.9
60,000	@	VCA Antech, Inc.	1,565,400	0.9
346,252		Other Securities	6,837,798	3.9
			11,634,518	6.6
		Industrials: 12.1%
44,000		Deluxe Corp.	1,524,600	0.9
50,000	@	Mastec, Inc.	1,645,000	0.9
145,000	@	Navigant Consulting, Inc.	1,740,000	1.0
112,000	@	Swift Transporation Co.	1,852,480	1.0
50,000		United Stationers, Inc.	1,677,500	1.0
150,000	@	Wabash National Corp.	1,527,000	0.9
559,368		Other Securities	11,293,936	6.4
			21,260,516	12.1

See Accompanying Notes to Financial Statements

ING COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 14.1%
115,000	@	Fairchild Semiconductor International, Inc.	$1,587,000	0.9
136,000	@	Kulicke & Soffa Industries, Inc.	1,504,160	0.8
100,000		Mentor Graphics Corp.	1,955,000	1.1
1,556,000		Other Securities	19,772,895	11.3
			24,819,055	14.1
		Materials: 7.3%
34,000	@	Clearwater Paper Corp.	1,600,040	0.9
40,000		KapStone Paper and Packaging Corp.	1,607,200	0.9
53,000		Neenah Paper, Inc.	1,683,810	1.0
49,000	@	OM Group, Inc.	1,515,080	0.9
30,000		Schweitzer-Mauduit International, Inc.	1,496,400	0.9
224,438		Other Securities	4,823,151	2.7
			12,725,681	7.3
		Telecommunication Services: 0.3%
85,000		Other Securities	566,950	0.3
		Utilities: 4.6%
74,000		Avista Corp.	1,999,480	1.1
27,000		South Jersey Industries, Inc.	1,550,070	0.9
45,000		UIL Holdings Corp.	1,721,250	1.0
61,700		Other Securities	2,705,473	1.6
			7,976,273	4.6
		Total Common Stock (Cost $134,802,459)	170,238,057	97.0
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Mutual Funds: 3.4%
5,899,650	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $5,899,650)	$5,899,650	3.4
	Total Short-Term Investments (Cost $5,899,650)	5,899,650	3.4
	Total Investments in Securities (Cost $140,702,109)	$176,137,707	100.4
	Liabilities in Excess of Other Assets	(659,130)	(0.4)
	Net Assets	$175,478,577	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

  Cost for federal income tax purposes is $141,848,813.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$38,925,613
Gross Unrealized Depreciation	(4,636,719)
Net Unrealized Appreciation	$34,288,894

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock*	$170,238,057	$—	$—	$170,238,057
Short-Term Investments	5,899,650	—	—	5,899,650
Total Investments, at fair value	$176,137,707	$—	$—	$176,137,707

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED)

Geographic Diversification
as of June 30, 2013
(as a percentage of net assets)

United States	71.0%
Cayman Islands	5.9%
Germany	5.3%
Brazil	3.3%
United Kingdom	2.2%
Ireland	2.2%
Belgium	1.2%
Dominican Republic	1.1%
Austria	1.1%
Sweden	1.1%
Countries between 0.1% - 0.8%^	2.4%
Assets in Excess of Other Liabilities*	3.2%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 9 countries, which each represents 0.1% - 0.8% of net assets.

Portfolio holdings are subject to change daily.

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 15.3%
			Brazil: 0.4%
BRL	1,700,000	#	Banco Votorantim SA, 6.250%, 05/16/16	$841,867	0.2
	781,000		Other Securities	723,837	0.2
				1,565,704	0.4
			Canada: 0.1%
	2,382,000		Other Securities (a)	356,477	0.1
			Cayman Islands: 0.3%
	470,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	519,350	0.1
	585,000		Other Securities	623,025	0.2
				1,142,375	0.3
			Germany: 0.3%
	943,000		Other Securities	871,914	0.3
			Mexico: 0.2%
MXN	9,704,377		Other Securities (a)	730,356	0.2
			Netherlands: 0.2%
	200,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	203,000	0.1
	481,000		Other Securities	507,981	0.1
				710,981	0.2
Principal Amount†			Value	Percentage of Net Assets
		Switzerland: 0.2%
560,000		Other Securities	$615,289	0.2
		United Kingdom: 1.0%
520,000	#	Barclays Bank PLC, 6.050%, 12/04/17	564,504	0.1
200,000	#	Ineos Finance PLC, 8.375%, 02/15/19	219,250	0.1
343,000	#	Pearson Funding Five PLC, 3.250%, 05/08/23	316,649	0.1
443,000	#	Standard Chartered PLC, 3.950%, 01/11/23	412,662	0.1
2,194,000		Other Securities	2,134,369	0.6
			3,647,434	1.0
		United States: 12.6%
1,050,000		Apple Inc., 1.000%, 05/03/18	1,009,100	0.3
673,000		Bank of America Corp., 3.300%- 5.625%, 07/01/20- 01/11/23	684,445	0.2
1,309,000	#	Barrick North America Finance LLC, 5.750%, 05/01/43	1,063,002	0.3
180,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	179,100	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
1,015,000		Comcast Corp., 5.700%, 05/15/18	$1,183,893	0.3
562,000	#	COX Communications, Inc., 2.950%, 06/30/23	511,964	0.1
985,000		Devon Energy Corp., 5.600%, 07/15/41	1,025,348	0.3
265,000	#	DISH DBS Corp., 4.250%, 04/01/18	261,025	0.1
1,105,000		EMC Corp./MA, 1.875%, 06/01/18	1,093,146	0.3
1,276,000		Entergy Corp., 5.125%, 09/15/20	1,339,651	0.4
532,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	482,176	0.1
715,000		General Electric Capital Corp., 6.750%, 03/15/32	860,424	0.2
361,000		General Electric Co., 2.700%, 10/09/22	342,134	0.1
960,000	#	Glencore Funding LLC, 2.500%, 01/15/19	869,254	0.2
1,450,000		HCA, Inc., 6.375%-7.250%, 01/15/15-09/15/20	1,541,925	0.4
1,050,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,049,315	0.3
1,165,000		Indiana Michigan Power, 7.000%, 03/15/19	1,400,918	0.4
739,000		JPMorgan Chase & Co., 1.625%- 3.375%, 05/15/18- 05/01/23	698,863	0.2
76	#	Kern River Funding Corp., 4.893%, 04/30/18	82	0.0
821,000		Kraft Foods, Inc., 6.500%, 08/11/17	955,119	0.3
990,000		Morgan Stanley, 3.750%-4.100%, 02/25/23-05/22/23	928,015	0.3
1,048,000	#	Mylan, Inc./PA, 2.600%, 06/24/18	1,033,721	0.3
255,000	#	Sealed Air Corp., 8.375%, 09/15/21	289,425	0.1
Principal Amount†			Value	Percentage of Net Assets
946,000		Time Warner, Inc., 5.875%-6.500%, 11/15/36-11/15/40	$1,000,921	0.3
680,000	#	Turlock Corp., 4.150%, 11/02/42	613,267	0.2
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	515,100	0.1
740,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	810,300	0.2
25,766,493		Other Securities	23,255,560	6.5
			44,997,193	12.6
		Total Corporate Bonds/Notes (Cost $55,841,437)	54,637,723	15.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.0%
		United States: 8.0%
1,057,311		Banc of America Alternative Loan Trust, 4.750%, 02/25/19	1,065,162	0.3
1,912,454		Banc of America Funding Corp., 5.500%, 02/25/35	2,026,757	0.6
440,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	461,942	0.1
420,000	#	Bear Stearns Commercial Mortgage Securities, 5.766%, 04/12/38	447,868	0.1
3,063,189	^	COMM 2013-LC6 Mortgage Trust, 1.955%, 01/10/46	314,434	0.1
2,779,143	^	Commercial Mortgage Pass Through Certificates, 2.086%, 12/10/45	314,979	0.1
4,356,192	^	Commercial Mortgage Pass Through Certificates, 2.425%, 05/15/45	559,922	0.1
858,117	#	Credit Suisse Mortgage Capital Certificates, 4.617%, 07/27/37	872,430	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
135,136	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.694%, 01/27/37	$124,446	0.0
270,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.830%, 08/10/38	265,205	0.1
3,087,333	^	GS Mortgage Securities Corp. II, 2.563%, 11/10/45	435,323	0.1
810,000	#	GS MTG, 1.045%, 11/08/29	806,953	0.2
308,744	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	310,588	0.1
810,000	#	Irvine Core Office Trust 2013-IRV, 3.305%, 05/15/48	767,651	0.2
520,000	#	JP Morgan Chase Com Mort Sec Corp. Ps Thr Certs Ser 2003-LN1, 5.725%, 10/15/37	479,399	0.2
4,674,573	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.100%, 12/15/47	523,616	0.2
2,760,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	78,642	0.0
78,451		JP Morgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	78,549	0.0
600,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.015%, 01/15/38	608,558	0.2
417,409		JP Morgan Commercial Mortgage Finance Corp., 8.645%, 08/15/32	435,588	0.1
Principal Amount†			Value	Percentage of Net Assets
397,283		JPMorgan Chase Commerical Mortgage Securities Corp., 5.305%, 01/15/49	$399,704	0.1
461,061	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	461,706	0.1
440,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	391,975	0.1
1,298,000		LB-UBS Commercial Mortgage Trust, 4.943%-6.081%, 10/15/36-07/15/40	1,303,793	0.4
4,111,347	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.662%, 12/15/48	316,577	0.1
1,690,000		Morgan Stanley Capital I, Inc., 5.539%, 06/15/38	1,730,414	0.5
570,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	551,092	0.1
460,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	433,991	0.1
1,280,000	#	Morgan Stanley Capital I, 5.632%, 01/13/41	1,300,753	0.4
530,000	#	Morgan Stanley Reremic Trust, 5.391%, 12/17/43	536,225	0.2
1,335,051		Morgan Stanley Capital I, 5.300%-5.649%, 06/15/40-12/15/44	1,384,716	0.4
650,000	#	RBSCF Trust, 5.305%, 01/16/49	654,634	0.2
6,916,584	#,^	UBS-Barclays Commercial Mortgage Trust, 2.353%, 08/10/49	930,427	0.3
6,291,026	#,^	Wells Fargo Commercial Mortgage Trust, 2.309%, 10/15/45	788,465	0.2
3,088,654	#,^	Wells Fargo Mortgage Backed Securities Trust, 2.406%, 08/15/45	378,256	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
	1,328,799		Wells Fargo Mortgage-Backed Securities Trust, 5.330%, 08/25/35	$1,313,596	0.4
	633,549		Wells Fargo Mortgage-Backed Securities Trust, 2.611%-2.718%, 02/25/34-02/25/35	631,019	0.2
	3,899,153		Other Securities	3,880,091	1.1
			Total Collateralized Mortgage Obligations (Cost $27,968,605)	28,365,446	8.0
STRUCTURED PRODUCTS: 0.3%
			Brazil: 0.2%
	1,962,500	#,X	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Notes, 09/17/13	686,875	0.2
			Mexico: 0.1%
MXN	3,258,596		Other Securities	236,521	0.1
			Russia: 0.0%
RUB	8,586,632		Morgan Stanley & Co. International PLC - EM Whole Loan SA/Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 08/22/34	129,364	0.0
RUB	30,547,000		Other Securities (a)	—	—
				129,364	0.0
			Total Structured Products (Cost $3,762,478)	1,052,760	0.3
FOREIGN GOVERNMENT BONDS: 17.2%
			Austria: 1.1%
EUR	2,790,000	#	Austria Government Bond, 3.200%, 02/20/17	3,951,264	1.1
Principal Amount†				Value	Percentage of Net Assets
			Belgium: 1.2%
EUR	3,340,000		Belgium Government Bond, 1.250%, 06/22/18	$4,296,403	1.2
			Brazil: 2.7%
BRL	16,200,000	Z	Brazil Letras do Tesouro Nacional, 10.150%, 04/01/15	6,127,756	1.7
BRL	6,412,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	2,698,213	0.8
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	812,465	0.2
				9,638,434	2.7
			Dominican Republic: 1.1%
DOP	57,500,000		Dominican Republic International Bond, 15.500%, 04/19/19	1,725,759	0.5
DOP	80,000,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	2,298,318	0.6
				4,024,077	1.1
			Germany: 5.0%
EUR	1,790,000		Bundesschatzan- weisungen, 0.190%, 06/12/15	2,321,261	0.7
EUR	5,180,000		Bundesrepublik Deutschland, 1.500%, 09/04/22	6,681,698	1.9
EUR	2,100,000		Bundesrepublik Deutschland, 2.500%, 07/04/44	2,751,734	0.8
EUR	3,970,000	L	Bundesrepublik Deutschland, 4.000%, 01/04/18	5,936,831	1.6
				17,691,524	5.0
			Ireland: 2.2%
EUR	6,111,000		Ireland Government Bond, 3.900%, 03/20/23	7,839,692	2.2
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Nigeria: 0.1%
NGN	96,000,000	Nigeria Government Bond, 7.000%, 10/23/19	$421,749	0.1
		Poland: 0.1%
PLN	1,500,000	Other Securities	438,915	0.1
		Russia: 0.8%
RUB	73,621,000	Russian Federal Bond - OFZ, 7.050%, 01/19/28	2,078,249	0.6
RUB	23,653,000	Russian Federal Bond - OFZ, 8.150%, 02/03/27	741,131	0.2
			2,819,380	0.8
		South Africa: 0.3%
ZAR	9,256,920	Other Securities	952,132	0.3
		Sweden: 1.1%
SEK	27,000,000	Sweden Government Bond, 1.500%, 11/13/23	3,767,664	1.1
		Thailand: 0.3%
THB	28,327,000	Other Securities	927,564	0.3
		United Kingdom: 1.2%
GBP	1,750,000	United Kingdom Gilt, 5.000%, 09/07/14	2,807,652	0.8
GBP	1,130,000	United Kingdom Gilt, 1.000%- 4.500%, 01/22/15- 01/22/44	1,644,174	0.4
			4,451,826	1.2
		Total Foreign Government Bonds (Cost $62,900,850)	61,220,624	17.2
U.S. TREASURY OBLIGATIONS: 15.0%
		Treasury Inflation Indexed Protected Securities: 1.7%
	6,156,061	0.125%, due 01/15/22	6,028,852	1.7
Principal Amount†			Value	Percentage of Net Assets
		U.S. Treasury Bonds: 4.8%
3,594,000		1.750%, due 05/15/23	$3,364,041	0.9
2,200,000		2.000%, due 02/15/22	2,150,672	0.6
12,532,000		3.125%, due 02/15/43	11,715,465	3.3
			17,230,178	4.8
		U.S. Treasury Notes: 8.5%
3,110,000		0.250%, due 05/31/15	3,104,352	0.9
16,504,000		0.375%, due 06/30/15	16,508,506	4.6
2,494,000		0.500%, due 06/15/16	2,483,186	0.7
7,453,000		1.375%, due 06/30/18	7,446,307	2.1
763,000		1.375%-1.875%, due 05/31/20- 06/30/20	750,533	0.2
			30,292,884	8.5
		Total U.S. Treasury Obligations (Cost $53,885,374)	53,551,914	15.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.3%
		Federal Home Loan Mortgage Corporation: 2.4%##
1,239,610		4.500%, due 01/01/42	1,309,391	0.4
11,246,588	^	5.808%, due 05/15/36	1,519,610	0.4
8,059,726	^	5.858%, due 07/15/40	1,372,578	0.4
236,152	^	5.958%, due 07/15/35	36,543	0.0
27,341	^	7.000%, due 03/15/28	6,611	0.0
157,994	^	7.000%, due 04/15/28	41,622	0.0
260,825	^	7.458%, due 03/15/29	60,432	0.0
254,613	^	7.508%, due 03/15/29	44,772	0.0
343,455	^	8.758%, due 08/15/29	83,721	0.0
3,791,490		0.643%-24.044%, due 05/15/17- 08/15/35	4,181,511	1.2
			8,656,791	2.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association: 6.3%##
6,488,956		0.813%, due 12/25/36	$6,566,058	1.9
6,115,000	W	3.500%, due 03/25/41	6,174,239	1.7
7,317,118	^	5.000%, due 05/25/18	526,177	0.2
7,012,689	^	6.257%, due 02/25/42	1,354,790	0.4
320,591	^	6.347%, due 06/25/37	47,852	0.0
862,870	^	6.377%, due 06/25/36	108,311	0.0
43,944	^	6.557%, due 05/25/35	8,410	0.0
68,602	^	6.857%, due 10/25/22	1,992	0.0
74,194	^	6.907%, due 06/25/23	9,601	0.0
85,524	^	7.000%, due 03/25/33	20,572	0.0
67,292	^	7.000%, due 04/25/33	15,310	0.0
239,757	^	7.037%, due 09/25/36	42,063	0.0
408,511	^	7.357%, due 10/25/33	72,640	0.0
382,537	^	7.437%, due 03/25/23	32,791	0.0
244,470	^	7.557%, due 07/25/31	39,491	0.0
144,218	^	7.557%, due 02/25/32	25,441	0.0
80,267	^	7.757%, due 07/25/32	16,099	0.0
1,069,915		32.485%, due 11/25/36	1,649,867	0.5
5,185,438	W	0.593%-27.311%, due 09/01/14- 06/01/41	5,710,955	1.6
144,976	^	5.500%, due 07/01/33	21,146	0.0
59,643	^	5.500%, due 06/01/35	8,873	0.0
263,664	^	6.000%, due 12/01/32	36,785	0.0
104,034	^	6.000%, due 02/01/33	17,094	0.0
133,707	^	6.000%, due 03/01/33	21,717	0.0
107,664	^	6.000%, due 03/01/33	17,748	0.0
61,115	^	6.000%, due 09/01/35	8,406	0.0
423,137	^	6.500%, due 02/01/32	74,842	0.0
67,215	^	7.000%, due 02/01/28	12,414	0.0
97,400	^	7.500%, due 01/01/24	18,963	0.0
			22,660,647	6.3
Principal Amount†			Value	Percentage of Net Assets
		Government National Mortgage Association: 1.6%
1,634,000	W	3.000%, due 06/15/42	$1,612,043	0.5
3,875,981	^	4.000%, due 04/20/38	449,628	0.1
8,402,685	^	5.658%, due 06/20/40	1,176,269	0.3
1,134,737		21.427%, due 03/20/37	1,609,728	0.5
640,835		5.000%-8.000%, due 01/16/30- 02/20/35	739,476	0.2
			5,587,144	1.6
		Total U.S. Government Agency Obligations (Cost $34,824,107)	36,904,582	10.3
ASSET-BACKED SECURITIES: 6.1%
		Cayman Islands: 5.6%
1,000,000	#	Apidos CDO II, 1.076%, 12/21/18	947,534	0.3
740,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	714,332	0.2
664,336	#	Avalon Capital Ltd. 3, 0.544%, 02/24/19	660,552	0.2
950,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.042%, 06/20/17	924,309	0.3
1,450,000	#	Castle Garden Funding, 2.025%, 10/27/20	1,406,346	0.4
1,647,736	#	Emporia Preferred Funding II Corp., 0.557%, 10/18/18	1,637,134	0.4
1,625,000	#	Gulf Stream - Compass CLO 2005-II Ltd, 1.075%, 01/24/20	1,589,703	0.4
1,000,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	984,995	0.3
400,000	#	Halcyon Structured Asset Management Long Secured/ Short Unsecured 2007-1 Ltd., 0.723%, 08/07/21	385,953	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Cayman Islands (continued)
86,485	#	Landmark III CDO Ltd, 2.027%, 01/15/16	$86,490	0.0
230,413	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	226,380	0.1
1,840,000	#	Madison Park Funding I Ltd., 1.045%, 05/10/19	1,811,197	0.5
1,680,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	1,679,674	0.5
1,300,000	#	Morgan Stanley Investment Management Croton Ltd., 1.027%, 01/15/18	1,207,621	0.3
1,000,000	#	Venture III CDO Ltd, 1.876%, 01/21/16	1,000,065	0.3
1,575,000	#	Venture IV CDO Ltd, 1.425%, 08/15/16	1,573,828	0.4
1,000,000	#	WhiteHorse III Ltd./Corp, 1.024%, 05/01/18	960,864	0.3
1,150,834	#	Sagamore CLO Ltd, 1.777%, 10/15/15	1,150,845	0.3
300,000	#	Stanfield Bristol CLO Ltd, 0.725%, 10/15/19	292,086	0.1
900,000	#	Whitney CLO Ltd, 2.375%, 03/01/17	899,923	0.2
			20,139,831	5.6
		United States: 0.5%
1,605,000		BA Credit Card Trust, 4.943%, 03/15/16	1,625,278	0.5
		Total Asset-Backed Securities (Cost $21,769,789)	21,765,109	6.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.2%
		Canada: 0.0%
4,700		Other Securities	$61,899	0.0
Shares			Value	Percentage of Net Assets
		United States: 0.2%
43,357		Other Securities (b)	$522,822	0.2
		Total Common Stock (Cost $1,311,887)	584,721	0.2
WARRANTS: —%
		Consumer Discretionary: —%
2,406		Other Securities	—	—
		Total Warrants (Cost $—)	—	—
INVESTMENT COMPANIES: 24.4%
		United States: 24.4%
1,284,407	**	ING Emerging Markets Corporate Debt Fund - Class P	12,510,125	3.5
4,254,521	**	ING Emerging Markets Hard Currency Sovereign Debt Fund - Class P	39,907,408	11.2
3,759,399	**	ING Emerging Markets Local Currency Debt Fund - Class P	34,511,284	9.7
		Total Investment Companies (Cost $93,565,262)	86,928,817	24.4
# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Options on Currencies: 0.1%
39,800,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.280, Exp. 09/09/13 Counterparty: Barclays Bank PLC	$382,313	0.1
		Total Purchased Options (Cost $760,180)	382,313	0.1
		Total Long-Term Investments (Cost $356,589,969)	345,394,009	96.9

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Securities Lending Collateralcc(1): 1.7%
1,478,725	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $1,478,753, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $1,508,300, due 07/15/13- 05/01/51)	$1,478,725	0.4
1,478,725	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,478,742, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,508,300, due 12/01/17- 06/01/43)	1,478,725	0.4
Principal Amount†		Value	Percentage of Net Assets
1,478,725	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,478,755, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,508,299, due 06/01/17- 03/01/48)	$1,478,725	0.4
1,478,725	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,478,755, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,508,300, due 07/01/32- 07/01/43)	1,478,725	0.4
311,304	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $311,307, collateralized by various U.S. Government Securities, 0.625%- 3.875%, Market Value plus accrued interest $317,538, due 01/15/25- 02/15/43)	311,304	0.1
		6,226,204	1.7

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Foreign Government Bonds: 1.8%
NGN	418,340,000	Z	Nigeria Government Bond, 11.799%, 12/19/13	$2,410,066	0.7
NGN	382,200,000	Z	Nigeria Government Bond, 12.000%, 10/17/13	2,260,760	0.6
NGN	112,900,000	Z	Nigeria Government Bond, 13.770%, 10/10/13	668,557	0.2
NGN	126,044,000	Z	Nigeria Treasury Bill, 10.160%, 10/24/13	750,919	0.2
NGN	33,000,000	Z	Nigeria Treasury Bill, 14.560%, 09/26/13	196,495	0.1
				6,286,797	1.8
Shares				Value	Percentage of Net Assets
			Mutual Funds: 0.9%
	3,174,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,174,000)	$3,174,000	0.9
			Total Short-Term Investments (Cost $15,885,107)	15,687,001	4.4
			Total Investments in Securities (Cost $372,475,076)	$361,081,010	101.3
			Liabilities in Excess of Other Assets	(4,618,561)	(1.3)
			Net Assets	$356,462,449	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

L  Loaned security, a portion or all of the security is on loan at June 30, 2013.

**  Investment in affiliate

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  The grouping contains securities in default.

(b)  This grouping contains securities on loan.

BRL  Brazilian Real

DOP  Dominican Peso

EUR  EU Euro

GBP  British Pound

MXN  Mexican Peso

NGN  Nigerian Naira

PLN  Polish Zloty

RUB  Russian Ruble

SEK  Swedish Krona

THB  Thai Baht

ZAR  South African Rand

  Cost for federal income tax purposes is $372,998,925.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$5,853,494
Gross Unrealized Depreciation	(17,771,409)
Net Unrealized Depreciation	$(11,917,915)
Sector Diversification	Percentage of Net Assets
Affiliated Mutual Funds	24.4%
Foreign Government Bonds	19.0
U.S. Treasury Notes	8.5
Collateralized Mortgage Obligations	8.0
Federal National Mortgage Association	6.3
Asset-Backed Securities	6.0
U.S. Treasury Bonds	4.8
Financials	4.6
Federal Home Loan Mortgage Corporation	2.4
Consumer Discretionary	2.4
Treasury Inflation Indexed Protected Securities	1.7
Information Technology	1.6
Utilities	1.5
Health Care	1.2
Government National Mortgage Association	1.1
Industrials	0.9
Materials	0.9
Energy	0.8
Consumer Staples	0.8
Telecommunication Services	0.8
U.S. Government Agency Obligations	0.5
Structured Products	0.3
Options on Currencies	0.1
Other Asset-Backed Securities	0.1
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock
Canada	$61,899	$—	$—	$61,899
United States	27,367	—	495,455	522,822
Total Common Stock	89,266	—	495,455	584,721
Warrants	—	—	—	—
Purchased Options	—	382,313	—	382,313
Corporate Bonds/Notes	—	54,604,445	33,278	54,637,723
Collateralized Mortgage Obligations	—	28,365,446	—	28,365,446
Structured Products	—	—	1,052,760	1,052,760
Short-Term Investments	3,174,000	12,513,001	—	15,687,001
U.S. Treasury Obligations	—	53,551,914	—	53,551,914
Foreign Government Bonds	—	61,220,624	—	61,220,624
U.S. Government Agency Obligations	—	36,904,582	—	36,904,582
Asset-Backed Securities	—	21,765,109	—	21,765,109
Investment Companies	86,928,817	—	—	86,928,817
Total Investments, at fair value	$90,192,083	$269,307,434	$1,581,493	$361,081,010
Other Financial Instruments+
Swaps	—	658,485	—	658,485
Futures	1,073,106	—	—	1,073,106
Forward Foreign Currency Contracts	—	18,180,958	—	18,180,958
Total Assets	$91,265,189	$288,146,877	$1,581,493	$380,993,559
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(1,482,318)	$—	$(1,482,318)
Futures	(1,112,235)	—	—	(1,112,235)
Written Options	—	(86,778)	—	(86,778)
Forward Foreign Currency Contracts	—	(22,389,106)	—	(22,389,106)
Total Liabilities	$(1,112,235)	$(23,958,202)	$—	$(25,070,437)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 06/30/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Emerging Markets Corporate Debt Fund — Class P	$23,026,804	$—	$(9,170,082)	$(1,346,597)	$12,510,125	$520,609	$479,920	$—
ING Emerging Markets Hard Currency Debt Fund — Class P	52,028,477	—	(7,434,113)	(4,686,956)	39,907,408	1,199,595	65,886	—
ING Emerging Markets Local Currency Debt Fund — Class P	43,722,000	—	(4,406,009)	(4,804,707)	34,511,284	1,199,040	93,991	—
	$118,777,281	$—	$(21,010,204)	$(10,838,260)	$86,928,817	$2,919,244	$639,797	$—

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	413,055	Buy	07/12/13	$627,000	$628,194	$1,194
Barclays Bank PLC	Norwegian Krone	10,346,332	Buy	07/12/13	1,699,000	1,702,683	3,683
Barclays Bank PLC	British Pound	1,908,464	Buy	07/12/13	2,922,000	2,902,490	(19,510)
Barclays Bank PLC	British Pound	774,552	Buy	07/12/13	1,196,000	1,177,978	(18,022)
Barclays Bank PLC	Norwegian Krone	11,880,234	Buy	07/12/13	1,953,000	1,955,115	2,115
Barclays Bank PLC	New Zealand Dollar	2,723,409	Buy	07/12/13	2,109,000	2,108,949	(51)
Barclays Bank PLC	EU Euro	2,337,788	Buy	07/12/13	3,088,000	3,043,096	(44,904)
Barclays Bank PLC	New Zealand Dollar	1,356,828	Buy	07/12/13	1,048,000	1,050,698	2,698
Barclays Bank PLC	Canadian Dollar	3,932,878	Buy	07/12/13	3,830,000	3,738,631	(91,369)
Barclays Bank PLC	Brazilian Real	9,517,256	Buy	07/12/13	4,427,660	4,255,312	(172,348)
Barclays Bank PLC	Swiss Franc	1,699,982	Buy	07/12/13	1,809,000	1,799,926	(9,074)
Barclays Bank PLC	Norwegian Krone	13,891,555	Buy	07/12/13	2,411,000	2,286,116	(124,884)
Barclays Bank PLC	Japanese Yen	462,262,566	Buy	07/12/13	4,734,085	4,661,023	(73,062)
Barclays Bank PLC	Norwegian Krone	23,035,270	Buy	07/12/13	3,983,000	3,790,885	(192,115)
Barclays Bank PLC	British Pound	5,458,211	Buy	07/12/13	8,353,000	8,301,125	(51,875)
Barclays Bank PLC	Australian Dollar	2,633,020	Buy	07/12/13	2,520,000	2,406,206	(113,794)
Barclays Bank PLC	New Zealand Dollar	1,726,672	Buy	07/12/13	1,371,000	1,337,097	(33,903)
Barclays Bank PLC	British Pound	3,284,462	Buy	07/12/13	4,976,000	4,995,178	19,178
Barclays Bank PLC	British Pound	1,421,304	Buy	07/12/13	2,166,000	2,161,591	(4,409)
Barclays Bank PLC	British Pound	1,983,252	Buy	07/12/13	3,008,000	3,016,230	8,230
Barclays Bank PLC	Canadian Dollar	2,609,398	Buy	07/12/13	2,564,000	2,480,519	(83,481)
Barclays Bank PLC	EU Euro	572,491	Buy	07/12/13	739,000	745,212	6,212
Barclays Bank PLC	Swiss Franc	3,823,914	Buy	07/12/13	3,948,000	4,048,727	100,727
Barclays Bank PLC	New Zealand Dollar	331,038	Buy	07/12/13	271,000	256,348	(14,652)
Barclays Bank PLC	EU Euro	2,181,576	Buy	07/12/13	2,831,000	2,839,755	8,755
Barclays Bank PLC	Australian Dollar	3,921,995	Buy	07/12/13	3,968,000	3,584,146	(383,854)
Barclays Bank PLC	New Zealand Dollar	3,428,262	Buy	07/12/13	2,870,000	2,654,771	(215,229)
Barclays Bank PLC	Australian Dollar	3,899,848	Buy	07/12/13	3,950,000	3,563,907	(386,093)
Barclays Bank PLC	Russian Ruble	231,839,004	Buy	08/23/13	7,100,844	6,988,216	(112,628)
Barclays Bank PLC	South African Rand	5,394,158	Buy	08/23/13	536,408	541,444	5,036
Barclays Bank PLC	EU Euro	1,189,723	Buy	07/12/13	1,574,000	1,548,661	(25,339)
Barclays Bank PLC	Japanese Yen	387,670,023	Buy	07/12/13	3,978,000	3,908,902	(69,098)
Barclays Bank PLC	Japanese Yen	687,123,864	Buy	07/12/13	7,056,000	6,928,314	(127,686)
Barclays Bank PLC	Turkish Lira	6,768,493	Buy	08/23/13	3,531,019	3,479,873	(51,146)
Barclays Bank PLC	British Pound	2,365,693	Buy	07/12/13	3,662,000	3,597,866	(64,134)
Barclays Bank PLC	Indian Rupee	63,081,194	Buy	08/23/13	1,100,563	1,051,508	(49,055)
Barclays Bank PLC	Mexican Peso	128,855	Buy	08/23/13	10,076	9,897	(179)
Barclays Bank PLC	Romanian New Leu	12,919,951	Buy	08/23/13	3,752,898	3,744,241	(8,657)
Barclays Bank PLC	New Zealand Dollar	5,308,454	Buy	07/12/13	4,504,000	4,110,751	(393,249)
Barclays Bank PLC	Mexican Peso	56,256,755	Buy	08/23/13	4,394,256	4,320,753	(73,503)
Barclays Bank PLC	Canadian Dollar	24,344,715	Buy	07/12/13	24,082,457	23,142,320	(940,137)
Barclays Bank PLC	Canadian Dollar	2,488,321	Buy	07/12/13	2,456,000	2,365,422	(90,578)
Barclays Bank PLC	British Pound	6,400,975	Buy	07/12/13	9,847,023	9,734,928	(112,095)
Barclays Bank PLC	Canadian Dollar	124,123	Buy	07/12/13	122,000	117,993	(4,007)
Barclays Bank PLC	Colombian Peso	6,613,044,000	Buy	07/12/13	3,596,000	3,437,559	(158,441)
Citigroup, Inc.	Japanese Yen	40,275,760	Buy	07/12/13	413,000	406,103	(6,897)
Citigroup, Inc.	Swedish Krona	3,599,762	Buy	07/12/13	536,000	536,660	660
Citigroup, Inc.	EU Euro	9,484,425	Buy	07/12/13	12,422,472	12,345,868	(76,604)
Citigroup, Inc.	Swedish Krona	13,743,069	Buy	07/12/13	2,044,000	2,048,845	4,845
Citigroup, Inc.	EU Euro	2,470,179	Buy	07/12/13	3,238,000	3,215,430	(22,570)
Citigroup, Inc.	Japanese Yen	154,336,448	Buy	07/12/13	1,578,000	1,556,184	(21,816)
Citigroup, Inc.	EU Euro	2,589,106	Buy	07/12/13	3,406,000	3,370,237	(35,763)
Citigroup, Inc.	Norwegian Krone	11,847,265	Buy	07/12/13	1,953,000	1,949,689	(3,311)
Citigroup, Inc.	Swedish Krona	9,367,777	Buy	07/12/13	1,404,000	1,396,567	(7,433)
Citigroup, Inc.	Norwegian Krone	15,656,715	Buy	07/12/13	2,611,000	2,576,606	(34,394)
Citigroup, Inc.	Japanese Yen	351,236,039	Buy	07/12/13	3,658,000	3,541,535	(116,465)
Citigroup, Inc.	Norwegian Krone	14,562,693	Buy	07/12/13	2,542,000	2,396,564	(145,436)
Citigroup, Inc.	New Zealand Dollar	1,862,291	Buy	07/12/13	1,489,000	1,442,117	(46,883)
Citigroup, Inc.	Australian Dollar	4,083,240	Buy	07/12/13	3,889,000	3,731,501	(157,499)
Citigroup, Inc.	New Zealand Dollar	1,286,851	Buy	07/12/13	1,027,000	996,510	(30,490)
Citigroup, Inc.	Japanese Yen	139,888,336	Buy	07/12/13	1,459,000	1,410,503	(48,497)
Citigroup, Inc.	Canadian Dollar	5,128,274	Buy	07/12/13	5,021,000	4,874,986	(146,014)
Citigroup, Inc.	EU Euro	34,619	Buy	07/12/13	45,705	45,064	(641)
Citigroup, Inc.	British Pound	503,989	Buy	07/12/13	781,977	766,492	(15,485)
Citigroup, Inc.	New Zealand Dollar	3,340,687	Buy	07/12/13	2,635,000	2,586,955	(48,045)
Citigroup, Inc.	British Pound	2,323,988	Buy	07/12/13	3,630,000	3,534,440	(95,560)
Citigroup, Inc.	British Pound	1,215,140	Buy	07/12/13	1,871,000	1,848,047	(22,953)
Citigroup, Inc.	EU Euro	2,716,612	Buy	07/12/13	3,554,000	3,536,212	(17,788)
Citigroup, Inc.	British Pound	525,735	Buy	07/12/13	804,000	799,564	(4,436)
Citigroup, Inc.	Japanese Yen	92,867,509	Buy	07/12/13	927,000	936,389	9,389
Citigroup, Inc.	Brazilian Real	5,987,699	Buy	07/12/13	2,782,000	2,677,192	(104,808)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	British Pound	5,310,326	Buy	07/12/13	$8,100,000	$8,076,214	$(23,786)
Citigroup, Inc.	EU Euro	1,418,587	Buy	07/12/13	1,843,000	1,846,574	3,574
Citigroup, Inc.	EU Euro	736,793	Buy	07/12/13	955,000	959,083	4,083
Citigroup, Inc.	Norwegian Krone	50,389,983	Buy	07/12/13	8,559,000	8,292,615	(266,385)
Citigroup, Inc.	Colombian Peso	950,395,000	Buy	07/12/13	500,000	494,030	(5,970)
Citigroup, Inc.	New Zealand Dollar	828,758	Buy	07/12/13	665,000	641,772	(23,228)
Citigroup, Inc.	British Pound	4,028,009	Buy	07/12/13	6,089,000	6,126,001	37,001
Citigroup, Inc.	Australian Dollar	180,147	Buy	07/12/13	173,715	164,629	(9,086)
Citigroup, Inc.	British Pound	2,682,049	Buy	07/12/13	4,034,000	4,078,996	44,996
Citigroup, Inc.	Canadian Dollar	262,294	Buy	07/12/13	254,000	249,339	(4,661)
Citigroup, Inc.	British Pound	4,524,674	Buy	07/12/13	6,843,000	6,881,355	38,355
Citigroup, Inc.	EU Euro	549,151	Buy	07/12/13	711,000	714,829	3,829
Citigroup, Inc.	British Pound	2,266,592	Buy	07/12/13	3,425,000	3,447,149	22,149
Citigroup, Inc.	Norwegian Krone	13,421,903	Buy	07/12/13	2,301,000	2,208,826	(92,174)
Citigroup, Inc.	EU Euro	3,101,939	Buy	07/12/13	3,987,000	4,037,792	50,792
Citigroup, Inc.	New Zealand Dollar	534,702	Buy	07/12/13	436,000	414,062	(21,938)
Citigroup, Inc.	South African Rand	3,537,905	Buy	08/23/13	351,493	355,120	3,627
Citigroup, Inc.	British Pound	416,760	Buy	07/12/13	634,000	633,830	(170)
Citigroup, Inc.	Indonesian Rupiah	5,213,255,700	Buy	08/23/13	501,000	522,019	21,019
Citigroup, Inc.	Australian Dollar	3,949,367	Buy	07/12/13	3,900,000	3,609,160	(290,840)
Citigroup, Inc.	Colombian Peso	7,188,720,000	Buy	07/12/13	3,890,000	3,736,804	(153,196)
Citigroup, Inc.	Turkish Lira	1,399,397	Buy	08/23/13	715,000	719,469	4,469
Citigroup, Inc.	Canadian Dollar	5,246,648	Buy	07/12/13	5,217,000	4,987,514	(229,486)
Citigroup, Inc.	EU Euro	2,238,965	Buy	07/12/13	2,948,000	2,914,458	(33,542)
Citigroup, Inc.	British Pound	2,953,747	Buy	07/12/13	4,587,449	4,492,208	(95,241)
Citigroup, Inc.	Mexican Peso	23,026,347	Buy	08/23/13	1,751,000	1,768,519	17,519
Citigroup, Inc.	Mexican Peso	23,043,174	Buy	08/23/13	1,751,000	1,769,811	18,811
Citigroup, Inc.	Mexican Peso	23,055,465	Buy	08/23/13	1,776,000	1,770,755	(5,245)
Citigroup, Inc.	South African Rand	16,153,848	Buy	08/23/13	1,613,000	1,621,457	8,457
Citigroup, Inc.	Chilean Peso	1,642,110,000	Buy	07/12/13	3,448,000	3,226,298	(221,702)
Citigroup, Inc.	British Pound	1,061,774	Buy	07/12/13	1,652,000	1,614,801	(37,199)
Citigroup, Inc.	Mexican Peso	22,739,535	Buy	08/23/13	1,755,000	1,746,491	(8,509)
Citigroup, Inc.	Mexican Peso	22,670,190	Buy	08/23/13	1,755,000	1,741,165	(13,835)
Citigroup, Inc.	Singapore Dollar	2,249,610	Buy	08/23/13	1,787,000	1,774,993	(12,007)
Citigroup, Inc.	Canadian Dollar	758,583	Buy	07/12/13	749,000	721,117	(27,883)
Citigroup, Inc.	Mexican Peso	23,161,237	Buy	08/23/13	1,787,000	1,778,879	(8,121)
Citigroup, Inc.	Singapore Dollar	2,253,042	Buy	08/23/13	1,787,000	1,777,702	(9,298)
Citigroup, Inc.	EU Euro	4,278,578	Buy	07/12/13	5,579,000	5,569,421	(9,579)
Citigroup, Inc.	Hong Kong Sar Dollar	15,930,916	Buy	08/23/13	2,052,960	2,054,417	1,457
Citigroup, Inc.	Israeli New Shekel	2,234,220	Buy	08/23/13	616,406	613,480	(2,926)
Citigroup, Inc.	Malaysian Ringgit	5,585,664	Buy	08/23/13	1,792,000	1,761,618	(30,382)
Citigroup, Inc.	Polish Zloty	27,075,653	Buy	08/23/13	8,264,397	8,121,224	(143,173)
Citigroup, Inc.	South African Rand	17,971,196	Buy	08/23/13	1,792,000	1,803,875	11,875
Citigroup, Inc.	Australian Dollar	3,907,846	Buy	07/12/13	4,007,000	3,571,216	(435,784)
Citigroup, Inc.	Czech Koruna	18,809,087	Buy	08/23/13	950,483	941,378	(9,105)
Citigroup, Inc.	Mexican Peso	23,169,914	Buy	08/23/13	1,797,000	1,779,546	(17,454)
Citigroup, Inc.	Mexican Peso	23,161,468	Buy	08/23/13	1,797,000	1,778,897	(18,103)
Citigroup, Inc.	Russian Ruble	58,544,197	Buy	08/23/13	1,811,000	1,764,671	(46,329)
Citigroup, Inc.	Australian Dollar	2,657,837	Buy	07/12/13	2,718,000	2,428,885	(289,115)
Citigroup, Inc.	EU Euro	4,790,735	Buy	07/12/13	6,253,308	6,236,096	(17,212)
Citigroup, Inc.	Australian Dollar	1,070,827	Buy	07/12/13	1,095,000	978,584	(116,416)
Citigroup, Inc.	Hungarian Forint	3,582,740	Buy	09/09/13	15,969	15,699	(270)
Citigroup, Inc.	Australian Dollar	7,583,502	Buy	07/12/13	7,908,000	6,930,243	(977,757)
Citigroup, Inc.	Canadian Dollar	1,494,226	Buy	07/12/13	1,472,000	1,420,425	(51,575)
Citigroup, Inc.	Hungarian Forint	392,413,094	Buy	09/20/13	1,703,000	1,717,849	14,849
Citigroup, Inc.	Australian Dollar	7,944,132	Buy	07/12/13	8,346,066	7,259,808	(1,086,258)
Citigroup, Inc.	EU Euro	16,959,590	Buy	07/12/13	22,282,357	22,076,284	(206,073)
Citigroup, Inc.	Norwegian Krone	4,203,593	Buy	07/12/13	735,000	691,780	(43,220)
Citigroup, Inc.	New Zealand Dollar	9,892,373	Buy	07/12/13	8,512,881	7,660,438	(852,443)
Citigroup, Inc.	New Zealand Dollar	11,787,421	Buy	07/12/13	10,116,000	9,127,922	(988,078)
Citigroup, Inc.	Swedish Krona	65,148,550	Buy	07/12/13	10,264,363	9,712,479	(551,884)
Citigroup, Inc.	Swedish Krona	1,334,745	Buy	07/12/13	210,000	198,987	(11,013)
Citigroup, Inc.	Hungarian Forint	409,197,089	Buy	09/20/13	1,787,000	1,791,324	4,324
Citigroup, Inc.	Philippine Peso	199,983,665	Buy	07/12/13	4,913,000	4,628,591	(284,409)
Citigroup, Inc.	Hungarian Forint	411,039,204	Buy	09/20/13	1,795,000	1,799,388	4,388
Citigroup, Inc.	Chinese Yuan	8,587,213	Buy	08/09/13	1,363,000	1,394,339	31,339
Citigroup, Inc.	Chinese Yuan	25,769,045	Buy	08/09/13	4,090,000	4,184,219	94,219
Credit Suisse Group AG	Swiss Franc	69,034	Buy	07/12/13	72,000	73,092	1,092
Credit Suisse Group AG	Swiss Franc	382,814	Buy	07/12/13	400,000	405,320	5,320
Credit Suisse Group AG	Swiss Franc	3,826,816	Buy	07/12/13	3,948,000	4,051,799	103,799
Credit Suisse Group AG	South African Rand	21,909,508	Buy	08/23/13	2,166,833	2,199,186	32,353
Credit Suisse Group AG	Philippine Peso	25,962,148	Buy	07/12/13	628,000	600,890	(27,110)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	South Korean Won	889,374,720	Buy	08/23/13	$786,000	$776,697	$(9,303)
Credit Suisse Group AG	Mexican Peso	46,927,157	Buy	08/23/13	3,640,000	3,604,200	(35,800)
Credit Suisse Group AG	Hungarian Forint	91,802,900	Buy	09/20/13	400,917	401,882	965
Credit Suisse Group AG	Swiss Franc	2,348,076	Buy	07/12/13	2,531,629	2,486,122	(45,507)
Credit Suisse Group AG	Japanese Yen	34,940,188	Buy	07/12/13	351,152	352,304	1,152
Credit Suisse Group AG	Norwegian Krone	73,783,396	Buy	07/12/13	12,898,949	12,142,440	(756,509)
Deutsche Bank AG	Indian Rupee	108,693,000	Buy	08/23/13	1,950,000	1,811,817	(138,183)
Deutsche Bank AG	Chinese Offshore Yuan	25,761,027	Buy	01/14/14	4,091,000	4,139,070	48,070
Deutsche Bank AG	Australian Dollar	1,298,540	Buy	07/12/13	1,202,000	1,186,681	(15,319)
Deutsche Bank AG	Australian Dollar	1,491,847	Buy	07/12/13	1,370,000	1,363,336	(6,664)
Deutsche Bank AG	Swedish Krona	16,613,875	Buy	07/12/13	2,534,000	2,476,830	(57,170)
Deutsche Bank AG	EU Euro	198,077	Buy	07/12/13	264,000	257,837	(6,163)
Deutsche Bank AG	Japanese Yen	58,368,110	Buy	07/12/13	619,000	588,529	(30,471)
Deutsche Bank AG	British Pound	1,086,964	Buy	07/12/13	1,704,000	1,653,110	(50,890)
Deutsche Bank AG	New Zealand Dollar	5,801,052	Buy	07/12/13	4,622,000	4,492,209	(129,791)
Deutsche Bank AG	Norwegian Krone	14,477,838	Buy	07/12/13	2,502,000	2,382,599	(119,401)
Deutsche Bank AG	Swedish Krona	15,739,914	Buy	07/12/13	2,390,000	2,346,539	(43,461)
Deutsche Bank AG	Japanese Yen	92,782,596	Buy	07/12/13	927,000	935,533	8,533
Deutsche Bank AG	Swedish Krona	16,433,209	Buy	07/12/13	2,474,000	2,449,896	(24,104)
Deutsche Bank AG	Philippine Peso	76,931,400	Buy	07/12/13	1,820,000	1,780,565	(39,435)
Deutsche Bank AG	Philippine Peso	76,986,000	Buy	07/12/13	1,820,000	1,781,829	(38,171)
Deutsche Bank AG	EU Euro	3,296,934	Buy	07/12/13	4,265,000	4,291,617	26,617
Deutsche Bank AG	EU Euro	5,805,442	Buy	07/12/13	7,455,000	7,556,939	101,939
Deutsche Bank AG	Swiss Franc	3,827,981	Buy	07/12/13	3,948,000	4,053,032	105,032
Deutsche Bank AG	Japanese Yen	314,596,411	Buy	07/12/13	3,083,000	3,172,096	89,096
Deutsche Bank AG	Norwegian Krone	9,012,013	Buy	07/12/13	1,546,000	1,483,095	(62,905)
Deutsche Bank AG	EU Euro	3,207,112	Buy	07/12/13	4,130,000	4,174,695	44,695
Deutsche Bank AG	Japanese Yen	160,881,406	Buy	07/12/13	1,573,000	1,622,177	49,177
Deutsche Bank AG	Brazilian Real	7,914,205	Buy	07/12/13	3,890,000	3,538,563	(351,437)
Deutsche Bank AG	Australian Dollar	1,984,858	Buy	07/12/13	1,967,000	1,813,878	(153,122)
Deutsche Bank AG	Australian Dollar	1,997,937	Buy	07/12/13	1,993,000	1,825,830	(167,170)
Deutsche Bank AG	EU Euro	1,840,857	Buy	07/12/13	2,407,000	2,396,242	(10,758)
Deutsche Bank AG	British Pound	544,042	Buy	07/12/13	841,000	827,407	(13,593)
Deutsche Bank AG	Australian Dollar	1,599,072	Buy	07/12/13	1,621,000	1,461,324	(159,676)
Deutsche Bank AG	Australian Dollar	1,192,310	Buy	07/12/13	1,224,000	1,089,602	(134,398)
Deutsche Bank AG	Philippine Peso	182,370,420	Buy	07/12/13	4,434,000	4,220,935	(213,065)
Deutsche Bank AG	Japanese Yen	86,628,072	Buy	07/12/13	889,000	873,476	(15,524)
Deutsche Bank AG	Japanese Yen	765,702,224	Buy	07/12/13	7,840,000	7,720,625	(119,375)
Deutsche Bank AG	Mexican Peso	23,103,460	Buy	08/23/13	1,787,000	1,774,442	(12,558)
Deutsche Bank AG	Japanese Yen	206,489,544	Buy	07/12/13	2,113,000	2,082,047	(30,953)
Deutsche Bank AG	South Korean Won	2,165,486,708	Buy	08/23/13	1,927,275	1,891,134	(36,141)
Deutsche Bank AG	South African Rand	18,139,427	Buy	08/23/13	1,792,000	1,820,761	28,761
Deutsche Bank AG	South African Rand	17,969,451	Buy	08/23/13	1,795,000	1,803,700	8,700
Deutsche Bank AG	South African Rand	16,210,308	Buy	08/23/13	1,652,000	1,627,124	(24,876)
Deutsche Bank AG	Indian Rupee	103,661,640	Buy	08/23/13	1,811,000	1,727,949	(83,051)
Deutsche Bank AG	Peruvian Nuevo Sol	9,206,573	Buy	08/23/13	3,357,000	3,293,900	(63,100)
Deutsche Bank AG	Russian Ruble	58,613,015	Buy	08/23/13	1,811,000	1,766,745	(44,255)
Deutsche Bank AG	New Zealand Dollar	1,896,033	Buy	07/12/13	1,590,000	1,468,247	(121,753)
Deutsche Bank AG	Japanese Yen	234,904,304	Buy	07/12/13	2,403,000	2,368,555	(34,445)
Deutsche Bank AG	Hungarian Forint	392,683,190	Buy	09/20/13	1,703,000	1,719,032	16,032
Deutsche Bank AG	Hungarian Forint	408,473,890	Buy	09/20/13	1,787,000	1,788,158	1,158
Deutsche Bank AG	Hungarian Forint	410,918,042	Buy	09/20/13	1,795,000	1,798,857	3,857
Deutsche Bank AG	Philippine Peso	450,007,510	Buy	07/12/13	11,043,129	10,415,354	(627,775)
Deutsche Bank AG	Colombian Peso	7,163,956,500	Buy	07/12/13	3,903,000	3,723,932	(179,068)
Deutsche Bank AG	Chinese Yuan	23,047,020	Buy	08/09/13	3,660,000	3,742,233	82,233
Goldman Sachs & Co.	Norwegian Krone	10,349,594	Buy	07/12/13	1,699,000	1,703,220	4,220
Goldman Sachs & Co.	EU Euro	2,722,978	Buy	07/12/13	3,575,000	3,544,498	(30,502)
Goldman Sachs & Co.	Canadian Dollar	3,782,122	Buy	07/12/13	3,679,000	3,595,322	(83,678)
Goldman Sachs & Co.	British Pound	2,369,785	Buy	07/12/13	3,653,000	3,604,090	(48,910)
Goldman Sachs & Co.	EU Euro	3,101,553	Buy	07/12/13	3,987,000	4,037,289	50,289
Goldman Sachs & Co.	Japanese Yen	159,438,825	Buy	07/12/13	1,546,000	1,607,632	61,632
Goldman Sachs & Co.	EU Euro	2,154,933	Buy	07/12/13	2,790,000	2,805,074	15,074
Goldman Sachs & Co.	Australian Dollar	1,163,044	Buy	07/12/13	1,178,000	1,062,857	(115,143)
Goldman Sachs & Co.	South African Rand	8,277,990	Buy	08/23/13	830,273	830,911	638
Goldman Sachs & Co.	Japanese Yen	169,773,168	Buy	07/12/13	1,744,000	1,711,834	(32,166)
Goldman Sachs & Co.	Norwegian Krone	20,404,795	Buy	07/12/13	3,502,000	3,357,991	(144,009)
Goldman Sachs & Co.	Swedish Krona	11,630,840	Buy	07/12/13	1,760,000	1,733,949	(26,051)
Goldman Sachs & Co.	Norwegian Krone	10,164,270	Buy	07/12/13	1,718,000	1,672,721	(45,279)
Goldman Sachs & Co.	Norwegian Krone	9,631,858	Buy	07/12/13	1,640,000	1,585,103	(54,897)
Goldman Sachs & Co.	Australian Dollar	3,866,331	Buy	07/12/13	4,038,000	3,533,277	(504,723)
Goldman Sachs & Co.	EU Euro	1,400,302	Buy	07/12/13	1,835,000	1,822,771	(12,229)
Goldman Sachs & Co.	Chilean Peso	1,854,189,285	Buy	07/12/13	3,897,403	3,642,976	(254,427)
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Japanese Yen	46,944,869	Buy	07/12/13	$470,000	$473,348	$3,348
HSBC	EU Euro	4,412,206	Buy	07/12/13	5,733,000	5,743,365	10,365
HSBC	Philippine Peso	19,011,758	Buy	07/12/13	465,000	440,024	(24,976)
JPMorgan Chase & Co.	Norwegian Krone	10,338,090	Buy	07/12/13	1,699,000	1,701,326	2,326
JPMorgan Chase & Co.	British Pound	354,151	Buy	07/12/13	540,000	538,610	(1,390)
JPMorgan Chase & Co.	EU Euro	235,526	Buy	07/12/13	307,000	306,584	(416)
JPMorgan Chase & Co.	Canadian Dollar	1,570,449	Buy	07/12/13	1,493,000	1,492,884	(116)
JPMorgan Chase & Co.	EU Euro	2,624,770	Buy	07/12/13	3,437,361	3,416,660	(20,701)
JPMorgan Chase & Co.	Norwegian Krone	34,127,464	Buy	07/12/13	5,591,000	5,616,313	25,313
JPMorgan Chase & Co.	New Zealand Dollar	1,338,330	Buy	07/12/13	1,035,000	1,036,373	1,373
JPMorgan Chase & Co.	Swiss Franc	283,282	Buy	07/12/13	304,000	299,937	(4,063)
JPMorgan Chase & Co.	EU Euro	2,337,400	Buy	07/12/13	3,088,000	3,042,592	(45,408)
JPMorgan Chase & Co.	Swiss Franc	519,103	Buy	07/12/13	563,000	549,622	(13,378)
JPMorgan Chase & Co.	Colombian Peso	8,462,392,000	Buy	07/12/13	4,468,000	4,398,878	(69,122)
JPMorgan Chase & Co.	Brazilian Real	9,994,126	Buy	07/12/13	4,639,798	4,468,527	(171,271)
JPMorgan Chase & Co.	Philippine Peso	80,210,900	Buy	07/12/13	1,894,000	1,856,469	(37,531)
JPMorgan Chase & Co.	Philippine Peso	80,343,480	Buy	07/12/13	1,894,000	1,859,537	(34,463)
JPMorgan Chase & Co.	British Pound	2,059,340	Buy	07/12/13	3,108,796	3,131,949	23,153
JPMorgan Chase & Co.	Mexican Peso	23,049,638	Buy	08/23/13	1,776,000	1,770,308	(5,692)
JPMorgan Chase & Co.	British Pound	2,527,162	Buy	07/12/13	3,938,000	3,843,436	(94,564)
JPMorgan Chase & Co.	Mexican Peso	22,712,333	Buy	08/23/13	1,755,000	1,744,401	(10,599)
JPMorgan Chase & Co.	Mexican Peso	23,128,784	Buy	08/23/13	1,787,000	1,776,387	(10,613)
JPMorgan Chase & Co.	New Zealand Dollar	2,472,918	Buy	07/12/13	2,110,000	1,914,974	(195,026)
JPMorgan Chase & Co.	Australian Dollar	532,112	Buy	07/12/13	548,000	486,275	(61,725)
JPMorgan Chase & Co.	Indonesian Rupiah	3,524,186,352	Buy	08/23/13	337,987	352,888	14,901
JPMorgan Chase & Co.	Japanese Yen	165,183,490	Buy	07/12/13	1,686,000	1,665,556	(20,444)
JPMorgan Chase & Co.	Indonesian Rupiah	3,524,186,352	Buy	08/23/13	348,240	352,888	4,648
JPMorgan Chase & Co.	Malaysian Ringgit	5,590,144	Buy	08/23/13	1,792,000	1,763,031	(28,969)
JPMorgan Chase & Co.	Russian Ruble	153,928	Buy	08/23/13	4,712	4,640	(72)
JPMorgan Chase & Co.	Malaysian Ringgit	5,566,208	Buy	08/23/13	1,797,000	1,755,482	(41,518)
JPMorgan Chase & Co.	Malaysian Ringgit	5,610,478	Buy	08/23/13	1,811,000	1,769,444	(41,556)
JPMorgan Chase & Co.	Malaysian Ringgit	5,618,628	Buy	08/23/13	1,811,000	1,772,014	(38,986)
JPMorgan Chase & Co.	Russian Ruble	58,613,015	Buy	08/23/13	1,811,000	1,766,745	(44,255)
JPMorgan Chase & Co.	Swedish Krona	26,151,254	Buy	07/12/13	3,994,000	3,898,682	(95,318)
JPMorgan Chase & Co.	Australian Dollar	1,336,214	Buy	07/12/13	1,366,000	1,221,110	(144,890)
JPMorgan Chase & Co.	Norwegian Krone	22,919,951	Buy	07/12/13	3,933,000	3,771,907	(161,093)
JPMorgan Chase & Co.	British Pound	4,043,781	Buy	07/12/13	6,188,000	6,149,988	(38,012)
JPMorgan Chase & Co.	Japanese Yen	76,965,517	Buy	07/12/13	778,000	776,048	(1,952)
JPMorgan Chase & Co.	Danish Krone	6,741,468	Buy	07/12/13	1,188,866	1,176,624	(12,242)
JPMorgan Chase & Co.	Australian Dollar	1,602,879	Buy	07/12/13	1,678,000	1,464,804	(213,196)
JPMorgan Chase & Co.	British Pound	1,475,304	Buy	07/12/13	2,259,000	2,243,717	(15,283)
JPMorgan Chase & Co.	Taiwan New Dollar	36,705,486	Buy	07/12/13	1,242,779	1,224,795	(17,984)
UBS Warburg LLC	Swedish Krona	15,870,388	Buy	07/12/13	2,422,000	2,365,990	(56,010)
UBS Warburg LLC	Japanese Yen	318,996,153	Buy	07/12/13	3,211,000	3,216,459	5,459
UBS Warburg LLC	Norwegian Krone	8,384,543	Buy	07/12/13	1,437,000	1,379,834	(57,166)
UBS Warburg LLC	Japanese Yen	60,747,662	Buy	07/12/13	620,000	612,523	(7,477)
UBS Warburg LLC	EU Euro	7,000,476	Buy	07/12/13	9,156,000	9,112,514	(43,486)
UBS Warburg LLC	EU Euro	1,661,268	Buy	07/12/13	2,171,000	2,162,471	(8,529)
							$(19,183,191)
Barclays Bank PLC	British Pound	1,117,844	Sell	07/12/13	1,699,000	1,700,074	(1,074)
Barclays Bank PLC	Norwegian Krone	3,634,650	Sell	07/12/13	601,000	598,150	2,850
Barclays Bank PLC	Philippine Peso	30,693,924	Sell	07/12/13	708,000	710,406	(2,406)
Barclays Bank PLC	Australian Dollar	1,192,420	Sell	07/12/13	1,104,000	1,089,703	14,297
Barclays Bank PLC	Brazilian Real	2,911,522	Sell	07/12/13	1,292,000	1,301,786	(9,786)
Barclays Bank PLC	Australian Dollar	4,124,711	Sell	07/12/13	3,830,000	3,769,399	60,601
Barclays Bank PLC	British Pound	914,615	Sell	07/12/13	1,436,000	1,390,993	45,007
Barclays Bank PLC	Colombian Peso	7,015,920,000	Sell	07/12/13	3,720,000	3,646,980	73,020
Barclays Bank PLC	Swiss Franc	1,557,171	Sell	07/12/13	1,693,000	1,648,718	44,282
Barclays Bank PLC	Swiss Franc	1,641,956	Sell	07/12/13	1,766,000	1,738,489	27,511
Barclays Bank PLC	Swiss Franc	1,633,121	Sell	07/12/13	1,766,000	1,729,134	36,866
Barclays Bank PLC	Swiss Franc	1,744,234	Sell	07/12/13	1,866,000	1,846,780	19,220
Barclays Bank PLC	British Pound	1,536,304	Sell	07/12/13	2,392,000	2,336,489	55,511
Barclays Bank PLC	Chilean Peso	3,406,726,000	Sell	07/12/13	6,730,000	6,693,287	36,713
Barclays Bank PLC	British Pound	1,900,772	Sell	07/12/13	2,883,000	2,890,791	(7,791)
Barclays Bank PLC	EU Euro	840,061	Sell	07/12/13	1,086,000	1,093,507	(7,507)
Barclays Bank PLC	New Zealand Dollar	4,193,145	Sell	07/12/13	3,385,000	3,247,080	137,920
Barclays Bank PLC	Japanese Yen	193,756,679	Sell	07/12/13	1,899,000	1,953,661	(54,661)
Barclays Bank PLC	Swiss Franc	3,817,434	Sell	07/12/13	3,966,000	4,041,865	(75,865)
Barclays Bank PLC	Swiss Franc	2,073,847	Sell	07/12/13	2,150,000	2,195,771	(45,771)
Barclays Bank PLC	Thai Baht	63,037,480	Sell	08/23/13	2,024,000	2,026,692	(2,692)
Barclays Bank PLC	Swiss Franc	3,727,152	Sell	07/12/13	3,900,000	3,946,276	(46,276)
Barclays Bank PLC	British Pound	135,454	Sell	07/12/13	207,000	206,005	995

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Australian Dollar	3,908,392	Sell	07/12/13	$3,978,000	$3,571,714	$406,286
Barclays Bank PLC	Australian Dollar	3,949,713	Sell	07/12/13	3,968,000	3,609,476	358,524
Barclays Bank PLC	Mexican Peso	22,963,795	Sell	08/23/13	1,787,000	1,763,715	23,285
Barclays Bank PLC	Thai Baht	79,426,137	Sell	08/23/13	2,549,796	2,553,597	(3,801)
Barclays Bank PLC	Swedish Krona	15,825,266	Sell	07/12/13	2,418,000	2,359,263	58,737
Barclays Bank PLC	South African Rand	18,034,796	Sell	08/23/13	1,792,000	1,810,259	(18,259)
Barclays Bank PLC	EU Euro	2,238,595	Sell	07/12/13	2,915,000	2,913,977	1,023
Barclays Bank PLC	British Pound	5,164,054	Sell	07/12/13	7,866,000	7,853,755	12,245
Citigroup, Inc.	EU Euro	2,880,014	Sell	07/12/13	3,745,876	3,748,912	(3,036)
Citigroup, Inc.	Norwegian Krone	3,858,910	Sell	07/12/13	633,000	635,056	(2,056)
Citigroup, Inc.	Swedish Krona	6,653,983	Sell	07/12/13	990,000	991,989	(1,989)
Citigroup, Inc.	Norwegian Krone	6,798,336	Sell	07/12/13	1,113,000	1,118,794	(5,794)
Citigroup, Inc.	Japanese Yen	126,424,447	Sell	07/12/13	1,294,000	1,274,746	19,254
Citigroup, Inc.	EU Euro	966,971	Sell	07/12/13	1,266,000	1,258,705	7,295
Citigroup, Inc.	EU Euro	2,600,472	Sell	07/12/13	3,406,000	3,385,033	20,967
Citigroup, Inc.	New Zealand Dollar	1,418,748	Sell	07/12/13	1,098,000	1,098,647	(647)
Citigroup, Inc.	Norwegian Krone	15,980,688	Sell	07/12/13	2,593,000	2,629,921	(36,921)
Citigroup, Inc.	Canadian Dollar	2,685,679	Sell	07/12/13	2,568,000	2,553,032	14,968
Citigroup, Inc.	British Pound	744,773	Sell	07/12/13	1,149,000	1,132,689	16,311
Citigroup, Inc.	Japanese Yen	31,341,830	Sell	07/12/13	321,000	316,022	4,978
Citigroup, Inc.	EU Euro	3,535,820	Sell	07/12/13	4,646,000	4,602,574	43,426
Citigroup, Inc.	British Pound	518,950	Sell	07/12/13	803,000	789,246	13,754
Citigroup, Inc.	British Pound	1,155,643	Sell	07/12/13	1,791,000	1,757,560	33,440
Citigroup, Inc.	Australian Dollar	4,071,211	Sell	07/12/13	3,846,000	3,720,508	125,492
Citigroup, Inc.	Swedish Krona	2,645	Sell	07/12/13	411	395	16
Citigroup, Inc.	British Pound	1,008,329	Sell	07/12/13	1,578,000	1,533,517	44,483
Citigroup, Inc.	EU Euro	1,551,729	Sell	07/12/13	2,081,000	2,019,884	61,116
Citigroup, Inc.	Japanese Yen	363,543,331	Sell	07/12/13	3,834,000	3,665,631	168,369
Citigroup, Inc.	New Zealand Dollar	1,076,577	Sell	07/12/13	866,000	833,678	32,322
Citigroup, Inc.	Australian Dollar	1,774,447	Sell	07/12/13	1,682,000	1,621,592	60,408
Citigroup, Inc.	British Pound	1,093,456	Sell	07/12/13	1,713,000	1,662,983	50,017
Citigroup, Inc.	Australian Dollar	3,097,565	Sell	07/12/13	2,926,000	2,830,734	95,266
Citigroup, Inc.	Brazilian Real	3,844,736	Sell	07/12/13	1,792,000	1,719,041	72,959
Citigroup, Inc.	Swiss Franc	1,819,178	Sell	07/12/13	1,956,000	1,926,129	29,871
Citigroup, Inc.	British Pound	2,327,938	Sell	07/12/13	3,630,000	3,540,446	89,554
Citigroup, Inc.	Brazilian Real	3,792,835	Sell	07/12/13	1,795,000	1,695,835	99,165
Citigroup, Inc.	Norwegian Krone	10,756,568	Sell	07/12/13	1,846,000	1,770,195	75,805
Citigroup, Inc.	Swedish Krona	16,316,573	Sell	07/12/13	2,483,000	2,432,508	50,492
Citigroup, Inc.	Norwegian Krone	37,460,630	Sell	07/12/13	6,437,000	6,164,848	272,152
Citigroup, Inc.	Canadian Dollar	4,705,957	Sell	07/12/13	4,543,000	4,473,528	69,472
Citigroup, Inc.	Philippine Peso	75,312,270	Sell	07/12/13	1,797,000	1,743,091	53,909
Citigroup, Inc.	Japanese Yen	91,940,635	Sell	07/12/13	912,000	927,043	(15,043)
Citigroup, Inc.	Canadian Dollar	1,827,320	Sell	07/12/13	1,763,000	1,737,067	25,933
Citigroup, Inc.	EU Euro	3,259,353	Sell	07/12/13	4,227,000	4,242,698	(15,698)
Citigroup, Inc.	EU Euro	1,487,410	Sell	07/12/13	1,928,000	1,936,160	(8,160)
Citigroup, Inc.	Canadian Dollar	5,527,971	Sell	07/12/13	5,334,000	5,254,942	79,058
Citigroup, Inc.	Swedish Krona	15,869,537	Sell	07/12/13	2,382,000	2,365,863	16,137
Citigroup, Inc.	Japanese Yen	83,490,015	Sell	07/12/13	826,000	841,835	(15,835)
Citigroup, Inc.	EU Euro	2,880,531	Sell	07/12/13	3,724,000	3,749,585	(25,585)
Citigroup, Inc.	Canadian Dollar	4,994,971	Sell	07/12/13	4,803,000	4,748,268	54,732
Citigroup, Inc.	British Pound	2,039,437	Sell	07/12/13	3,067,453	3,101,679	(34,226)
Citigroup, Inc.	Norwegian Krone	15,760,518	Sell	07/12/13	2,698,000	2,593,688	104,312
Citigroup, Inc.	Australian Dollar	1,382,392	Sell	07/12/13	1,332,000	1,263,310	68,690
Citigroup, Inc.	Canadian Dollar	5,470,768	Sell	07/12/13	5,304,000	5,200,565	103,435
Citigroup, Inc.	New Zealand Dollar	494,501	Sell	07/12/13	402,000	382,931	19,069
Citigroup, Inc.	EU Euro	1,158,671	Sell	07/12/13	1,488,000	1,508,241	(20,241)
Citigroup, Inc.	New Zealand Dollar	2,741,877	Sell	07/12/13	2,232,000	2,123,250	108,750
Citigroup, Inc.	Norwegian Krone	2,046,736	Sell	07/12/13	350,000	336,829	13,171
Citigroup, Inc.	New Zealand Dollar	1,045,844	Sell	07/12/13	841,000	809,879	31,121
Citigroup, Inc.	Swedish Krona	9,833,605	Sell	07/12/13	1,466,000	1,466,014	(14)
Citigroup, Inc.	Canadian Dollar	4,213,363	Sell	07/12/13	4,093,000	4,005,263	87,737
Citigroup, Inc.	Canadian Dollar	3,720,412	Sell	07/12/13	3,653,000	3,536,660	116,340
Citigroup, Inc.	Czech Koruna	11,260,742	Sell	08/23/13	568,000	563,590	4,410
Citigroup, Inc.	Brazilian Real	7,873,360	Sell	07/12/13	3,890,000	3,520,301	369,699
Citigroup, Inc.	Indian Rupee	110,607,011	Sell	08/23/13	1,835,000	1,843,722	(8,722)
Citigroup, Inc.	South Korean Won	2,849,582,360	Sell	08/23/13	2,467,000	2,488,560	(21,560)
Citigroup, Inc.	Polish Zloty	3,229,404	Sell	08/23/13	978,000	968,646	9,354
Citigroup, Inc.	Hong Kong Sar Dollar	15,168,103	Sell	08/23/13	1,956,000	1,956,046	(46)
Citigroup, Inc.	New Zealand Dollar	2,437,881	Sell	07/12/13	2,017,000	1,887,842	129,158
Citigroup, Inc.	Mexican Peso	23,765,899	Sell	08/23/13	1,771,000	1,825,320	(54,320)
Citigroup, Inc.	Mexican Peso	19,758,149	Sell	08/23/13	1,476,000	1,517,508	(41,508)
Citigroup, Inc.	Mexican Peso	23,426,034	Sell	08/23/13	1,751,000	1,799,217	(48,217)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Mexican Peso	23,479,600	Sell	08/23/13	$1,751,000	$1,803,331	$(52,331)
Citigroup, Inc.	British Pound	2,557,023	Sell	07/12/13	3,982,000	3,888,850	93,150
Citigroup, Inc.	Norwegian Krone	4,496,194	Sell	07/12/13	780,000	739,933	40,067
Citigroup, Inc.	British Pound	1,108,546	Sell	07/12/13	1,723,000	1,685,933	37,067
Citigroup, Inc.	EU Euro	1,477,951	Sell	07/12/13	1,945,558	1,923,847	21,711
Citigroup, Inc.	Japanese Yen	776,813,664	Sell	07/12/13	7,824,000	7,832,662	(8,662)
Citigroup, Inc.	Mexican Peso	22,643,400	Sell	08/23/13	1,755,000	1,739,107	15,893
Citigroup, Inc.	Mexican Peso	22,643,575	Sell	08/23/13	1,755,000	1,739,121	15,879
Citigroup, Inc.	Brazilian Real	1,589,717	Sell	07/12/13	784,000	710,787	73,213
Citigroup, Inc.	EU Euro	6,912,971	Sell	07/12/13	9,053,496	8,998,608	54,888
Citigroup, Inc.	Mexican Peso	23,046,519	Sell	08/23/13	1,787,000	1,770,068	16,932
Citigroup, Inc.	Mexican Peso	23,051,523	Sell	08/23/13	1,787,000	1,770,453	16,547
Citigroup, Inc.	Indonesian Rupiah	3,524,186,352	Sell	08/23/13	337,178	352,887	(15,709)
Citigroup, Inc.	Norwegian Krone	1,777,630	Sell	07/12/13	303,000	292,542	10,458
Citigroup, Inc.	Singapore Dollar	293,363	Sell	08/23/13	235,220	231,470	3,750
Citigroup, Inc.	Canadian Dollar	1,172,609	Sell	07/12/13	1,148,000	1,114,693	33,307
Citigroup, Inc.	British Pound	925,063	Sell	07/12/13	1,411,000	1,406,883	4,117
Citigroup, Inc.	Turkish Lira	3,413,322	Sell	08/23/13	1,795,000	1,754,885	40,115
Citigroup, Inc.	Malaysian Ringgit	5,558,218	Sell	08/23/13	1,795,000	1,752,962	42,038
Citigroup, Inc.	Mexican Peso	23,052,831	Sell	08/23/13	1,797,000	1,770,553	26,447
Citigroup, Inc.	Polish Zloty	860,457	Sell	08/23/13	263,737	258,091	5,646
Citigroup, Inc.	British Pound	1,066,963	Sell	07/12/13	1,628,000	1,622,692	5,308
Citigroup, Inc.	Singapore Dollar	2,263,699	Sell	08/23/13	1,811,000	1,786,110	24,890
Citigroup, Inc.	Polish Zloty	5,947,914	Sell	08/23/13	1,811,000	1,784,051	26,949
Citigroup, Inc.	South African Rand	6,088,004	Sell	08/23/13	613,097	611,089	2,008
Citigroup, Inc.	Canadian Dollar	5,077,582	Sell	07/12/13	4,938,000	4,826,799	111,201
Citigroup, Inc.	British Pound	2,205,829	Sell	07/12/13	3,370,000	3,354,738	15,262
Citigroup, Inc.	Japanese Yen	483,625,356	Sell	07/12/13	4,937,875	4,876,425	61,450
Citigroup, Inc.	EU Euro	1,958,247	Sell	07/12/13	2,571,000	2,549,048	21,952
Citigroup, Inc.	Norwegian Krone	8,068,635	Sell	07/12/13	1,385,000	1,327,845	57,155
Citigroup, Inc.	Canadian Dollar	4,936,679	Sell	07/12/13	4,794,000	4,692,855	101,145
Citigroup, Inc.	Australian Dollar	3,966,091	Sell	07/12/13	4,090,000	3,624,444	465,556
Citigroup, Inc.	Canadian Dollar	4,971,101	Sell	07/12/13	4,857,000	4,725,576	131,424
Citigroup, Inc.	Swedish Krona	18,322,942	Sell	07/12/13	2,863,000	2,731,622	131,378
Citigroup, Inc.	Hungarian Forint	392,694,940	Sell	09/20/13	1,703,000	1,719,083	(16,083)
Citigroup, Inc.	New Zealand Dollar	2,870,744	Sell	07/12/13	2,449,000	2,223,042	225,958
Citigroup, Inc.	Japanese Yen	388,485,585	Sell	07/12/13	3,959,000	3,917,125	41,875
Citigroup, Inc.	Hungarian Forint	505,227,885	Sell	09/20/13	2,201,000	2,211,713	(10,713)
Citigroup, Inc.	British Pound	2,037,392	Sell	07/12/13	3,134,000	3,098,570	35,430
Citigroup, Inc.	Colombian Peso	7,112,816,160	Sell	07/12/13	3,856,000	3,697,349	158,651
Citigroup, Inc.	Colombian Peso	679,560,500	Sell	07/12/13	370,000	353,246	16,754
Citigroup, Inc.	Hungarian Forint	15,050,001	Sell	09/20/13	66,691	65,883	808
Credit Suisse Group AG	British Pound	4,254,726	Sell	07/12/13	6,561,000	6,470,804	90,196
Credit Suisse Group AG	British Pound	1,155,646	Sell	07/12/13	1,791,000	1,757,565	33,435
Credit Suisse Group AG	Norwegian Krone	5,464,134	Sell	07/12/13	926,000	899,226	26,774
Credit Suisse Group AG	Swedish Krona	26,684,775	Sell	07/12/13	4,007,062	3,978,221	28,841
Credit Suisse Group AG	Japanese Yen	387,423,430	Sell	07/12/13	3,961,000	3,906,415	54,585
Credit Suisse Group AG	Swedish Krona	108,966	Sell	07/12/13	17,000	16,245	755
Deutsche Bank AG	Chinese Offshore Yuan	21,010,672	Sell	01/14/14	3,369,957	3,375,822	(5,865)
Deutsche Bank AG	Australian Dollar	1,991,638	Sell	07/12/13	1,845,000	1,820,074	24,926
Deutsche Bank AG	Canadian Dollar	1,676,742	Sell	07/12/13	1,595,000	1,593,927	1,073
Deutsche Bank AG	EU Euro	3,262,950	Sell	07/12/13	4,315,000	4,247,379	67,621
Deutsche Bank AG	Brazilian Real	18,777	Sell	07/12/13	8,700	8,396	304
Deutsche Bank AG	Canadian Dollar	2,410,660	Sell	07/12/13	2,370,000	2,291,596	78,404
Deutsche Bank AG	EU Euro	2,704,721	Sell	07/12/13	3,590,000	3,520,733	69,267
Deutsche Bank AG	EU Euro	2,696,833	Sell	07/12/13	3,575,000	3,510,465	64,535
Deutsche Bank AG	Australian Dollar	1,912,211	Sell	07/12/13	1,798,000	1,747,489	50,511
Deutsche Bank AG	EU Euro	4,756,931	Sell	07/12/13	6,285,000	6,192,093	92,907
Deutsche Bank AG	Brazilian Real	3,794,630	Sell	07/12/13	1,795,000	1,696,638	98,362
Deutsche Bank AG	New Zealand Dollar	1,743,715	Sell	07/12/13	1,391,000	1,350,295	40,705
Deutsche Bank AG	Australian Dollar	3,041,966	Sell	07/12/13	2,922,000	2,779,925	142,075
Deutsche Bank AG	Brazilian Real	1,658,157	Sell	07/12/13	776,000	741,387	34,613
Deutsche Bank AG	Colombian Peso	1,928,515,770	Sell	07/12/13	1,007,000	1,002,471	4,529
Deutsche Bank AG	Chilean Peso	182,599,650	Sell	07/12/13	369,000	358,758	10,242
Deutsche Bank AG	Philippine Peso	186,932,550	Sell	07/12/13	4,385,000	4,326,525	58,475
Deutsche Bank AG	Australian Dollar	1,708,222	Sell	07/12/13	1,641,000	1,561,072	79,928
Deutsche Bank AG	Swiss Franc	7,730,934	Sell	07/12/13	7,952,000	8,185,445	(233,445)
Deutsche Bank AG	EU Euro	6,397,194	Sell	07/12/13	8,216,000	8,327,223	(111,223)
Deutsche Bank AG	New Zealand Dollar	889,415	Sell	07/12/13	715,000	688,744	26,256
Deutsche Bank AG	New Zealand Dollar	4,642,482	Sell	07/12/13	3,776,000	3,595,037	180,963
Deutsche Bank AG	Swedish Krona	18,974,939	Sell	07/12/13	2,838,000	2,828,823	9,177
Deutsche Bank AG	Australian Dollar	3,557,973	Sell	07/12/13	3,499,000	3,251,482	247,518

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Swedish Krona	15,751,534	Sell	07/12/13	$2,360,000	$2,348,271	$11,729
Deutsche Bank AG	Swiss Franc	1,709,271	Sell	07/12/13	1,772,000	1,809,761	(37,761)
Deutsche Bank AG	Malaysian Ringgit	10,759,870	Sell	08/23/13	3,373,000	3,393,470	(20,470)
Deutsche Bank AG	Japanese Yen	258,732,987	Sell	07/12/13	2,539,000	2,608,821	(69,821)
Deutsche Bank AG	Japanese Yen	260,844,720	Sell	07/12/13	2,570,000	2,630,114	(60,114)
Deutsche Bank AG	Australian Dollar	3,239,183	Sell	07/12/13	3,266,000	2,960,153	305,847
Deutsche Bank AG	Mexican Peso	23,457,301	Sell	08/23/13	1,751,000	1,801,618	(50,618)
Deutsche Bank AG	Japanese Yen	145,335,372	Sell	07/12/13	1,470,000	1,465,426	4,574
Deutsche Bank AG	EU Euro	4,922,510	Sell	07/12/13	6,482,350	6,407,627	74,723
Deutsche Bank AG	Japanese Yen	113,205,435	Sell	07/12/13	1,144,000	1,141,458	2,542
Deutsche Bank AG	Japanese Yen	121,784,928	Sell	07/12/13	1,229,000	1,227,965	1,035
Deutsche Bank AG	Norwegian Krone	10,844,874	Sell	07/12/13	1,875,000	1,784,727	90,273
Deutsche Bank AG	Colombian Peso	6,310,432,000	Sell	07/12/13	3,424,000	3,280,257	143,743
Deutsche Bank AG	EU Euro	327,142	Sell	07/12/13	432,000	425,840	6,160
Deutsche Bank AG	Australian Dollar	1,135,347	Sell	07/12/13	1,161,000	1,037,546	123,454
Deutsche Bank AG	South African Rand	18,006,459	Sell	08/23/13	1,787,000	1,807,415	(20,415)
Deutsche Bank AG	South African Rand	16,367,403	Sell	08/23/13	1,613,000	1,642,893	(29,893)
Deutsche Bank AG	Australian Dollar	1,173,129	Sell	07/12/13	1,209,000	1,072,073	136,927
Deutsche Bank AG	South African Rand	52,186,554	Sell	08/23/13	5,106,821	5,238,272	(131,451)
Deutsche Bank AG	Malaysian Ringgit	296,428	Sell	08/23/13	94,017	93,487	530
Deutsche Bank AG	Peruvian Nuevo Sol	1,384,161	Sell	08/23/13	500,239	495,221	5,018
Deutsche Bank AG	Mexican Peso	16,441,489	Sell	08/23/13	1,275,523	1,262,775	12,748
Deutsche Bank AG	British Pound	2,625,301	Sell	07/12/13	4,028,000	3,992,692	35,308
Deutsche Bank AG	EU Euro	5,768,832	Sell	07/12/13	7,509,000	7,509,284	(284)
Deutsche Bank AG	Turkish Lira	3,412,245	Sell	08/23/13	1,795,000	1,754,331	40,669
Deutsche Bank AG	Polish Zloty	5,863,989	Sell	08/23/13	1,795,000	1,758,878	36,122
Deutsche Bank AG	Mexican Peso	23,051,747	Sell	08/23/13	1,797,000	1,770,470	26,530
Deutsche Bank AG	Hungarian Forint	505,214,018	Sell	09/20/13	2,201,000	2,211,653	(10,653)
Deutsche Bank AG	Philippine Peso	201,048,400	Sell	07/12/13	4,868,000	4,653,234	214,766
Deutsche Bank AG	Hungarian Forint	236,902,909	Sell	09/20/13	1,052,553	1,037,079	15,474
Deutsche Bank AG	Hungarian Forint	405,982,510	Sell	09/20/13	1,795,000	1,777,251	17,749
Deutsche Bank AG	Brazilian Real	5,496,953	Sell	07/12/13	2,693,265	2,457,773	235,492
Deutsche Bank AG	Hungarian Forint	1,035,403,122	Sell	09/20/13	4,535,547	4,532,638	2,909
Deutsche Bank AG	Philippine Peso	187,999,125	Sell	07/12/13	4,605,000	4,351,211	253,789
Deutsche Bank AG	Philippine Peso	131,958,080	Sell	07/12/13	3,247,000	3,054,149	192,851
Deutsche Bank AG	Colombian Peso	810,269,383	Sell	07/12/13	445,891	421,190	24,701
Goldman Sachs & Co.	British Pound	1,118,580	Sell	07/12/13	1,699,000	1,701,193	(2,193)
Goldman Sachs & Co.	Australian Dollar	4,195,496	Sell	07/12/13	3,902,000	3,834,087	67,913
Goldman Sachs & Co.	British Pound	2,378,709	Sell	07/12/13	3,660,000	3,617,661	42,339
Goldman Sachs & Co.	Norwegian Krone	27,095,776	Sell	07/12/13	4,587,000	4,459,117	127,883
Goldman Sachs & Co.	Norwegian Krone	16,969,273	Sell	07/12/13	2,906,000	2,792,612	113,388
Goldman Sachs & Co.	Norwegian Krone	13,320,249	Sell	07/12/13	2,296,000	2,192,096	103,904
Goldman Sachs & Co.	Swedish Krona	9,546,432	Sell	07/12/13	1,432,000	1,423,202	8,798
Goldman Sachs & Co.	British Pound	4,264,803	Sell	07/12/13	6,525,000	6,486,130	38,870
Goldman Sachs & Co.	Swedish Krona	9,404,741	Sell	07/12/13	1,413,000	1,402,078	10,922
Goldman Sachs & Co.	British Pound	1,410,428	Sell	07/12/13	2,150,000	2,145,051	4,949
Goldman Sachs & Co.	British Pound	1,250,280	Sell	07/12/13	1,900,000	1,901,489	(1,489)
Goldman Sachs & Co.	Norwegian Krone	9,253,548	Sell	07/12/13	1,579,000	1,522,845	56,155
Goldman Sachs & Co.	Australian Dollar	4,051,231	Sell	07/12/13	3,995,000	3,702,249	292,751
Goldman Sachs & Co.	Norwegian Krone	16,319,226	Sell	07/12/13	2,794,000	2,685,634	108,366
Goldman Sachs & Co.	Norwegian Krone	16,027,797	Sell	07/12/13	2,757,000	2,637,674	119,326
Goldman Sachs & Co.	Norwegian Krone	19,378,308	Sell	07/12/13	3,338,000	3,189,064	148,936
Goldman Sachs & Co.	South African Rand	18,019,466	Sell	08/23/13	1,787,000	1,808,720	(21,720)
Goldman Sachs & Co.	EU Euro	2,771,601	Sell	07/12/13	3,631,000	3,607,791	23,209
Goldman Sachs & Co.	Canadian Dollar	1,235,967	Sell	07/12/13	1,213,000	1,174,922	38,078
Goldman Sachs & Co.	British Pound	2,593,983	Sell	07/12/13	3,980,000	3,945,061	34,939
Goldman Sachs & Co.	South African Rand	3,975,560	Sell	08/23/13	394,000	399,050	(5,050)
Goldman Sachs & Co.	Polish Zloty	5,949,894	Sell	08/23/13	1,811,000	1,784,645	26,355
Goldman Sachs & Co.	British Pound	3,839,281	Sell	07/12/13	5,846,000	5,838,974	7,026
Goldman Sachs & Co.	Norwegian Krone	9,514,806	Sell	07/12/13	1,657,000	1,565,839	91,161
HSBC	British Pound	1,199,617	Sell	07/12/13	1,878,000	1,824,438	53,562
HSBC	Philippine Peso	159,684,230	Sell	07/12/13	3,922,000	3,695,867	226,133
HSBC	Chinese Yuan	4,054,109	Sell	08/09/13	655,000	658,281	(3,281)
HSBC	Philippine Peso	19,107,912	Sell	07/12/13	467,000	442,250	24,750
JPMorgan Chase & Co.	British Pound	1,117,043	Sell	07/12/13	1,699,000	1,698,856	144
JPMorgan Chase & Co.	Brazilian Real	7,950,107	Sell	07/12/13	3,605,000	3,554,615	50,385
JPMorgan Chase & Co.	Colombian Peso	2,023,487,000	Sell	07/12/13	1,046,000	1,051,839	(5,839)
JPMorgan Chase & Co.	Taiwan New Dollar	37,498,656	Sell	07/12/13	1,248,000	1,251,262	(3,262)
JPMorgan Chase & Co.	Philippine Peso	75,312,270	Sell	07/12/13	1,797,000	1,743,091	53,909
JPMorgan Chase & Co.	EU Euro	554,202	Sell	07/12/13	715,901	721,404	(5,503)
JPMorgan Chase & Co.	Chinese Yuan	16,118,281	Sell	08/09/13	2,597,000	2,617,187	(20,187)
JPMorgan Chase & Co.	Singapore Dollar	1,238,554	Sell	08/23/13	978,000	977,247	753

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Peruvian Nuevo Sol	1,854,262	Sell	08/23/13	$662,000	$663,412	$(1,412)
JPMorgan Chase & Co.	Mexican Peso	15,623,303	Sell	08/23/13	1,181,000	1,199,934	(18,934)
JPMorgan Chase & Co.	Romanian New Leu	2,662,525	Sell	08/23/13	776,000	771,608	4,392
JPMorgan Chase & Co.	British Pound	2,501,958	Sell	07/12/13	3,898,000	3,805,105	92,895
JPMorgan Chase & Co.	Mexican Peso	22,640,378	Sell	08/23/13	1,755,000	1,738,875	16,125
JPMorgan Chase & Co.	British Pound	3,014,883	Sell	07/12/13	4,668,000	4,585,187	82,813
JPMorgan Chase & Co.	New Zealand Dollar	5,913,535	Sell	07/12/13	5,000,000	4,579,313	420,687
JPMorgan Chase & Co.	Australian Dollar	3,842,043	Sell	07/12/13	3,925,000	3,511,081	413,919
JPMorgan Chase & Co.	Russian Ruble	429,197,117	Sell	08/23/13	13,138,754	12,937,091	201,663
JPMorgan Chase & Co.	Norwegian Krone	23,128,417	Sell	07/12/13	3,932,000	3,806,214	125,786
JPMorgan Chase & Co.	Japanese Yen	63,359,014	Sell	07/12/13	638,000	638,853	(853)
JPMorgan Chase & Co.	Swedish Krona	25,642,216	Sell	07/12/13	3,933,000	3,822,794	110,206
JPMorgan Chase & Co.	Australian Dollar	3,832,597	Sell	07/12/13	3,933,000	3,502,449	430,551
JPMorgan Chase & Co.	Australian Dollar	3,809,706	Sell	07/12/13	3,912,000	3,481,529	430,471
JPMorgan Chase & Co.	Norwegian Krone	40,398,157	Sell	07/12/13	7,015,000	6,648,273	366,727
JPMorgan Chase & Co.	British Pound	3,013,663	Sell	07/12/13	4,626,000	4,583,332	42,668
JPMorgan Chase & Co.	Australian Dollar	1,818,394	Sell	07/12/13	1,905,000	1,661,753	243,247
JPMorgan Chase & Co.	New Zealand Dollar	34,041	Sell	07/12/13	29,000	26,361	2,639
JPMorgan Chase & Co.	Brazilian Real	3,844,736	Sell	07/12/13	1,792,000	1,719,041	72,959
UBS Warburg LLC	Chinese Offshore Yuan	4,750,355	Sell	01/14/14	764,000	763,248	752
UBS Warburg LLC	British Pound	896,072	Sell	07/12/13	1,401,000	1,362,791	38,209
UBS Warburg LLC	New Zealand Dollar	1,828,945	Sell	07/12/13	1,534,000	1,416,295	117,705
UBS Warburg LLC	New Zealand Dollar	6,135,640	Sell	07/12/13	5,161,000	4,751,306	409,694
UBS Warburg LLC	Swedish Krona	7,755,354	Sell	07/12/13	1,215,000	1,156,184	58,816
UBS Warburg LLC	New Zealand Dollar	9,298,718	Sell	07/12/13	7,912,000	7,200,725	711,275
UBS Warburg LLC	EU Euro	11,305,683	Sell	07/12/13	14,833,000	14,716,598	116,402
							$14,975,043

ING Global Bond Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	21	09/06/13	$3,513,576	$(74,167)
Australia 10-Year Bond	16	09/16/13	1,732,384	(42,843)
Australia 3-Year Bond	32	09/16/13	3,196,018	(18,802)
Canada 10-Year Bond	60	09/19/13	7,497,005	(196,026)
Euro-Bobl 5-Year	60	09/06/13	9,777,940	(83,937)
Euro-Schatz	395	09/06/13	56,738,897	18,074
Japan 10-Year Bond (TSE)	17	09/10/13	24,459,568	(46,916)
Japanese Government Bonds 10-Year Mini	21	09/09/13	3,019,570	(3,022)
Long Gilt	102	09/26/13	17,359,920	(646,522)
Short Gilt	14	09/26/13	2,229,847	424
U.S. Treasury 2-Year Note	80	09/30/13	17,600,000	50
			$147,124,725	$(1,093,687)
Short Contracts
Euro-Bund	(31)	09/06/13	$(5,710,463)	$88,182
Medium Gilt	(45)	09/26/13	(7,614,300)	130,531
U.S. Treasury 10-Year Note	(116)	09/19/13	(14,681,250)	20,888
U.S. Treasury 5-Year Note	(192)	09/30/13	(23,241,001)	291,863
U.S. Treasury Long Bond	(108)	09/19/13	(14,671,125)	447,683
U.S. Treasury Ultra Long Bond	(23)	09/19/13	(3,388,187)	75,411
			$(69,306,326)	$1,054,558

ING Global Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.345% and pay a floating rate based on 6-month AUD-BBR-BBSW	06/25/15	AUD	103,683,000	$319,136	$319,136
Receive a fixed rate equal to 3.180% and pay a floating rate based on 6-month AUD-BBR-BBSW	06/26/15	AUD	79,107,000	127,998	127,998
Receive a floating rate based on 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 0.779%	06/12/15	GBP	14,040,000	8,510	8,510
				$455,644	$455,644

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING Global Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Counterparty: Deutsche Bank AG	01/02/17	BRL	3,300,000	$(62,899)	$—	$(62,899)
Receive a fixed rate equal to 9.705% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/17	BRL	30,500,000	(351,929)	—	(351,929)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.505% Counterparty: Citigroup, Inc.	06/12/15	CAD	22,570,000	18,438	—	18,438
Receive a fixed rate equal to 5.290% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	05/02/23	MXN	30,000,000	(248,335)	—	(248,335)
Receive a fixed rate equal to 5.280% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	05/03/23	MXN	30,000,000	(250,516)	—	(250,516)
Receive a fixed rate equal to 3.015% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citigroup, Inc.	06/14/15	NZD	56,490,000	(113,398)	—	(113,398)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.571% Counterparty: Citigroup, Inc.	06/08/45	USD	5,346,000	184,403	—	184,403
Receive a fixed rate equal to 2.333% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citigroup, Inc.	06/08/20	USD	21,385,000	(455,241)	—	(455,241)
				$(1,279,477)	$—	$(1,279,477)

ING Global Bond Portfolio Written OTC Options on June 30, 2013:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
39,800,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1.220	USD	09/09/13	$318,400	$(86,778)
					Total Written OTC Options	$318,400	$(86,778)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$382,313
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	18,180,958
Interest rate contracts	Unrealized appreciation on swap agreements	202,841
Interest rate contracts	Net Assets — Unrealized appreciation**	1,073,106
Interest rate contracts	Net Assets — Unrealized appreciation***	455,644
Total Asset Derivatives		$19,839,218
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$22,389,106
Interest rate contracts	Unrealized depreciation on swap agreements	1,482,318
Interest rate contracts	Net Assets — Unrealized depreciation**	1,112,235
Foreign exchange contracts	Written options, at fair value	86,778
Total Liability Derivatives		$25,070,437

*  Includes purchased options.

**  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

***  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments.
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign Currency Related Transactions**	Futures	Swaps	Written Options	Total
Foreign exchange contracts	$(538,651)	$(5,424,950)	$—	$—	$393,757	$(5,569,844)
Interest rate contracts	(331,677)	—	(163,241)	(5,493,401)	—	(5,988,319)
Total	$(870,328)	$(5,424,950)	$(163,241)	$(5,493,401)	$393,757	$(11,558,163)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign Currency Related Transactions**	Futures	Swaps	Written Options	Total
Foreign exchange contracts	$185,619	$(3,318,556)	$—	$—	$(204,850)	$(3,337,787)
Interest rate contracts	300,609	—	(345,617)	5,337,572	—	5,292,564
Total	$486,228	$(3,318,556)	$(345,617)	$5,337,572	$(204,850)	$1,954,777

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS Warburg LLC	Totals
Assets:
Purchased Options	$382,313	$—	$—	$—	$—	$—	$—	$—	$382,313
Forward foreign currency contracts	1,572,721	5,608,772	379,267	4,011,954	1,600,469	314,810	3,234,653	1,458,312	18,180,958
Interest rate swap agreements	—	202,841	—	—	—	—	—	—	202,841
Total Assets	$1,955,034	$5,811,613	$379,267	$4,011,954	$1,600,469	$314,810	$3,234,653	$1,458,312	$18,766,112
Liabilities:
Forward foreign currency contracts	$4,588,450	$9,454,964	$874,229	$4,140,234	$1,382,466	$28,257	$1,747,838	$172,668	$22,389,106
Interest rate swap agreements	—	568,639	—	62,899	—	850,780	—	—	1,482,318
Written options	86,778	—	—	—	—	—	—	—	86,778
Total Liabilities	$4,675,228	$10,023,603	$874,229	$4,203,133	$1,382,466	$879,037	$1,747,838	$172,668	$23,958,202
Net OTC derivative instruments by counterparty, at fair value	$(2,720,194)	$(4,211,990)	$(494,962)	$(191,179)	$218,003	$(564,227)	$1,486,815	$1,285,644	$(5,192,090)
Total collateral pledged by Portfolio/(Received from counterparty)	$2,010,000	$4,295,000	$1,000,000	$1,150,000		$700,000	$(1,120,000)	$(1,090,000)	$6,945,000
Net Exposure(1)	$(710,194)	$83,010	$505,038	$958,821	$218,003	$135,773	$366,815	$195,644	$1,752,910

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INVESCO COMSTOCK PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	23.8%
Consumer Discretionary	15.8%
Health Care	14.0%
Energy	13.9%
Information Technology	10.3%
Industrials	5.9%
Consumer Staples	5.2%
Materials	2.1%
Telecommunication Services	1.9%
Utilities	1.9%
Assets in Excess of Other Liabilities*	5.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.8%
		Consumer Discretionary: 15.8%
106,042		Carnival Corp.	$3,636,180	0.9
150,775		Comcast Corp. - Class A	6,314,457	1.6
251,751	@	General Motors Co.	8,385,826	2.1
105,715		Johnson Controls, Inc.	3,783,540	0.9
207,163		News Corp. - Class B	6,799,090	1.7
84,164		Time Warner Cable, Inc.	9,466,767	2.4
48,554		Time Warner, Inc.	2,807,392	0.7
140,640		Viacom - Class B	9,570,552	2.4
392,745		Other Securities	12,462,546	3.1
			63,226,350	15.8
		Consumer Staples: 5.2%
107,368		CVS Caremark Corp.	6,139,302	1.5
118,602		Mondelez International, Inc.	3,383,715	0.9
95,670		Unilever NV ADR	3,760,788	0.9
208,876		Other Securities	7,402,392	1.9
			20,686,197	5.2
		Energy: 13.9%
184,001		BP PLC ADR	7,680,202	1.9
42,645		Chevron Corp.	5,046,609	1.3
187,603		Halliburton Co.	7,826,797	1.9
93,750		Murphy Oil Corp.	5,708,437	1.4
56,437		Occidental Petroleum Corp.	5,035,874	1.3
160,033		QEP Resources, Inc.	4,445,717	1.1
86,019		Royal Dutch Shell PLC - Class A ADR	5,488,012	1.4
116,117		Suncor Energy, Inc.	3,424,290	0.8
672,958	@	Weatherford International Ltd.	9,219,525	2.3
50,870		Other Securities	1,911,695	0.5
			55,787,158	13.9
Shares		Value	Percentage of Net Assets
	Financials: 23.8%
162,003	Allstate Corp.	$7,795,584	1.9
496,778	Bank of America Corp.	6,388,565	1.6
293,396	Bank of New York Mellon Corp.	8,229,758	2.1
328,500	Citigroup, Inc.	15,758,145	3.9
228,236	Fifth Third Bancorp.	4,119,660	1.0
26,447	Goldman Sachs Group, Inc.	4,000,109	1.0
247,765	JPMorgan Chase & Co.	13,079,514	3.3
113,716	Metlife, Inc.	5,203,644	1.3
234,112	Morgan Stanley	5,719,356	1.4
87,943	PNC Financial Services Group, Inc.	6,412,803	1.6
211,928	Wells Fargo & Co.	8,746,269	2.2
183,989	Other Securities	10,007,270	2.5
		95,460,677	23.8
	Health Care: 14.0%
135,265	Bristol-Myers Squibb Co.	6,044,993	1.5
78,783	GlaxoSmithKline PLC ADR	3,936,787	1.0
188,627	Merck & Co., Inc.	8,761,724	2.2
71,126	Novartis AG	5,037,894	1.2
253,602	Pfizer, Inc.	7,103,392	1.8
62,145	Roche Holding AG ADR	3,844,600	0.9
108,249	Sanofi-Aventis SA ADR	5,575,906	1.4
121,228	UnitedHealth Group, Inc.	7,938,009	2.0
59,668	WellPoint, Inc.	4,883,229	1.2
68,745	Other Securities	3,244,764	0.8
		56,371,298	14.0
	Industrials: 5.9%
78,715	Emerson Electric Co.	4,293,116	1.1
340,358	General Electric Co.	7,892,902	2.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INVESCO COMSTOCK PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
108,027	@	Ingersoll-Rand PLC - Class A	$5,997,659	1.5
125,947		Other Securities	5,377,615	1.3
			23,561,292	5.9
		Information Technology: 10.3%
191,126		Cisco Systems, Inc.	4,646,273	1.2
338,064		Corning, Inc.	4,810,651	1.2
113,538	@	eBay, Inc.	5,872,185	1.5
359,440		Hewlett-Packard Co.	8,914,112	2.2
285,303		Microsoft Corp.	9,851,513	2.4
198,722	@	Yahoo!, Inc.	4,989,909	1.2
94,015		Other Securities	2,277,043	0.6
			41,361,686	10.3
		Materials: 2.1%
114,376		International Paper Co.	5,068,001	1.3
424,567		Other Securities	3,320,114	0.8
			8,388,115	2.1
		Telecommunication Services: 1.9%
217,597		Other Securities	7,771,047	1.9
		Utilities: 1.9%
174,765		PPL Corp.	5,288,389	1.3
66,303		Other Securities	2,475,754	0.6
			7,764,143	1.9
		Total Common Stock (Cost $281,768,409)	380,377,963	94.8
SHORT-TERM INVESTMENTS: 4.5%
		Mutual Funds: 4.5%
18,110,432		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $18,110,432)	18,110,432	4.5
		Total Short-Term Investments (Cost $18,110,432)	18,110,432	4.5
		Total Investments in Securities (Cost $299,878,841)	$398,488,395	99.3
		Assets in Excess of Other Liabilities	2,790,308	0.7
		Net Assets	$401,278,703	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

  Cost for federal income tax purposes is $323,497,447.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$105,143,484
Gross Unrealized Depreciation	(30,152,536)
Net Unrealized Appreciation	$74,990,948

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INVESCO COMSTOCK PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$63,226,350	$—	$—	$63,226,350
Consumer Staples	20,686,197	—	—	20,686,197
Energy	55,787,158	—	—	55,787,158
Financials	95,460,677	—	—	95,460,677
Health Care	51,333,404	5,037,894	—	56,371,298
Industrials	23,561,292	—	—	23,561,292
Information Technology	41,361,686	—	—	41,361,686
Materials	8,388,115	—	—	8,388,115
Telecommunication Services	7,771,047	—	—	7,771,047
Utilities	7,764,143	—	—	7,764,143
Total Common Stock	375,340,069	5,037,894	—	380,377,963
Short-Term Investments	18,110,432	—	—	18,110,432
Total Investments, at fair value	$393,450,501	$5,037,894	$—	$398,488,395
Other Financial Instruments+
Forward Foreign Currency Contracts	—	880,729	—	880,729
Total Assets	$393,450,501	$5,918,623	$—	$399,369,124

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Invesco Comstock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	British Pound	2,181,327	Sell	07/15/13	$3,414,737	$3,317,403	$97,334
The Bank of New York Mellon Corp.	Swiss Franc	2,326,812	Sell	07/15/13	2,533,053	2,463,668	69,385
The Bank of New York Mellon Corp.	EU Euro	2,238,456	Sell	07/15/13	2,987,824	2,913,834	73,990
CIBC World Markets	EU Euro	2,881,181	Sell	07/15/13	3,845,420	3,750,480	94,940
CIBC World Markets	British Pound	2,944,792	Sell	07/15/13	4,609,610	4,478,495	131,115
Citigroup, Inc.	Swiss Franc	1,662,009	Sell	07/15/13	1,809,137	1,759,763	49,374
Citigroup, Inc.	British Pound	1,526,929	Sell	07/15/13	2,390,323	2,322,181	68,142
Citigroup, Inc.	EU Euro	2,770,367	Sell	07/15/13	3,697,526	3,606,232	91,294
State Street Bank	EU Euro	1,837,639	Sell	07/15/13	2,453,009	2,392,084	60,925
State Street Bank	Swiss Franc	2,574,120	Sell	07/15/13	2,803,503	2,725,522	77,981
State Street Bank	British Pound	1,475,095	Sell	07/15/13	2,309,600	2,243,351	66,249
							$880,729

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$880,729
Total Asset Derivatives		$880,729

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INVESCO COMSTOCK PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign Currency Related Transactions*
Foreign exchange contracts	$197,498
Total	$197,498
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign Currency Related Transactions*
Foreign exchange contracts	$1,131,232
Total	$1,131,232

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	CIBC World Markets	Citigroup, Inc.	State Street Bank	The Bank of New York Mellon Corp.	Totals
Assets:
Forward foreign currency contracts	$226,055	$208,810	$205,155	$240,709	$880,729
Total Assets	$226,055	$208,810	$205,155	$240,709	$880,729
Liabilities:
Forward foreign currency contracts	$—	$—	$—	$—	$—
Total Liabilities	$—	$—	$—	$—	$—
Net OTC derivative instruments by counterparty, at fair value	$226,055	$208,810	$205,155	$240,709	$880,729
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—
Net Exposure(1)	$226,055	$208,810	$205,155	$240,709	$880,729

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

ING INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	24.4%
Health Care	14.3%
Information Technology	10.7%
Consumer Discretionary	9.1%
Consumer Staples	7.9%
Energy	7.7%
Industrials	5.7%
U.S. Treasury Notes	5.6%
Materials	3.0%
U.S. Treasury Bonds	2.7%
Telecommunication Services	2.1%
Utilities	1.4%
Federal National Mortgage Association	0.5%
Federal Home Loan Mortgage Corporation	0.4%
Foreign Government Bonds	0.4%
Municipal	0.1%
Assets in Excess of Other Liabilities*	4.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 65.8%
	Consumer Discretionary: 7.2%
162,427	Carnival Corp.	$5,569,622	0.7
253,374	Comcast Corp. - Class A	10,611,303	1.4
108,301	Time Warner Cable, Inc.	12,181,697	1.6
59,470	Time Warner, Inc.	3,438,555	0.4
199,045	Viacom - Class B	13,545,012	1.7
250,950	Other Securities	11,385,437	1.4
		56,731,626	7.2
	Consumer Staples: 7.4%
211,784	Archer-Daniels- Midland Co.	7,181,595	0.9
670,635	Avon Products, Inc.	14,103,454	1.8
132,398	Coca-Cola Co.	5,310,484	0.7
317,813	Mondelez International, Inc.	9,067,205	1.1
99,260	Procter & Gamble Co.	7,642,027	1.0
209,453	Sysco Corp.	7,154,915	0.9
159,562	Other Securities	8,233,302	1.0
		58,692,982	7.4
	Energy: 6.0%
93,124	Anadarko Petroleum Corp.	8,002,145	1.0
216,204	Canadian Natural Resources Ltd.	6,095,321	0.8
88,855	Chevron Corp.	10,515,101	1.3
63,775	ExxonMobil Corp.	5,762,071	0.8
366,389	Other Securities	16,851,272	2.1
		47,225,910	6.0
Shares		Value	Percentage of Net Assets
	Financials: 19.0%
173,245	BB&T Corp.	$5,869,541	0.7
398,765	Charles Schwab Corp.	8,465,781	1.1
387,882	Citigroup, Inc.	18,606,700	2.3
138,263	Comerica, Inc.	5,507,015	0.7
28,779	Goldman Sachs Group, Inc.	4,352,824	0.6
463,923	JPMorgan Chase & Co.	24,490,495	3.1
292,210	Marsh & McLennan Cos., Inc.	11,665,023	1.5
458,442	Morgan Stanley	11,199,738	1.4
94,569	Northern Trust Corp.	5,475,545	0.7
164,845	PNC Financial Services Group, Inc.	12,020,497	1.5
108,267	State Street Corp.	7,060,091	0.9
197,034	Wells Fargo & Co.	8,131,593	1.0
892,818	Other Securities	27,665,382	3.5
		150,510,225	19.0
	Health Care: 9.7%
83,882	Amgen, Inc.	8,275,798	1.0
144,717	Bristol-Myers Squibb Co.	6,467,403	0.8
77,099	Cigna Corp.	5,588,906	0.7
139,114	Eli Lilly & Co.	6,833,279	0.9
162,287	Medtronic, Inc.	8,352,912	1.1
225,898	Merck & Co., Inc.	10,492,962	1.3
8,725	Novartis AG ADR	616,945	0.1
78,074	Novartis AG	5,530,024	0.7
262,795	Pfizer, Inc.	7,360,888	0.9
91,735	UnitedHealth Group, Inc.	6,006,808	0.8
107,482	WellPoint, Inc.	8,796,327	1.1
70,669	Other Securities	2,770,225	0.3
		77,092,477	9.7

See Accompanying Notes to Financial Statements

ING INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials: 4.8%
674,371		General Electric Co.	$15,638,663	2.0
98,839	@	Ingersoll-Rand PLC - Class A	5,487,541	0.7
254,563	@	Tyco International Ltd.	8,387,851	1.0
254,652		Other Securities	8,779,168	1.1
			38,293,223	4.8
		Information Technology: 7.8%
171,847	@	Adobe Systems, Inc.	7,829,349	1.0
177,311	@	Amdocs Ltd.	6,576,465	0.8
679,243		Applied Materials, Inc.	10,127,513	1.3
207,941	@	eBay, Inc.	10,754,709	1.4
364,411		Microsoft Corp.	12,583,112	1.6
288,753		Symantec Corp.	6,488,280	0.8
358,266		Other Securities	7,348,566	0.9
			61,707,994	7.8
		Materials: 1.2%
168,193		Dow Chemical Co.	5,410,769	0.7
28,958		Other Securities	4,239,741	0.5
			9,650,510	1.2
		Telecommunication Services: 1.5%
305,802		Vodafone Group PLC ADR	8,788,749	1.1
65,961		Other Securities	3,320,477	0.4
			12,109,226	1.5
		Utilities: 1.2%
200,800		Other Securities	9,820,833	1.2
		Total Common Stock (Cost $381,985,782)	521,835,006	65.8
PREFERRED STOCK: 1.7%
		Energy: 0.6%
88,000		Other Securities	5,147,120	0.6
		Financials: 0.6%
35,144		Other Securities	4,377,185	0.6
		Health Care: 0.5%
32,051		Other Securities	3,680,877	0.5
		Industrials: 0.0%
22,222	#,@	Swift Mandatory Common Exchange Security Trust	312,177	0.0
		Total Preferred Stock (Cost $9,786,009)	13,517,359	1.7
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 18.8%
		Consumer Discretionary: 1.9%
60,000	#	Cox Communications, Inc., 8.375%, 03/01/39	$81,647	0.0
340,000	#	COX Communications, Inc., 4.700%, 12/15/42	303,037	0.0
509,000	#	Liberty Interactive LLC, 0.750%, 03/30/43	561,172	0.1
605,000		Time Warner, Inc., 5.875%, 11/15/16-11/15/40	592,096	0.1
12,360,000		Other Securities	13,188,636	1.7
			14,726,588	1.9
		Consumer Staples: 0.5%
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	446,522	0.1
295,000	#	Grupo Bimbo S.A.B de CV, 4.875%, 06/30/20	309,259	0.0
2,597,378		Other Securities	2,796,968	0.4
			3,552,749	0.5
		Energy: 1.1%
8,531,000		Other Securities	8,971,892	1.1
		Financials: 4.8%
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	298,698	0.0
515,000		Charles Schwab Corp., 4.450%, 07/22/20	557,015	0.1
920,000		Citigroup, Inc., 6.125%-8.500%, 11/21/17-05/22/19	1,088,998	0.1
590,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/ Netherlands, 4.750%, 01/15/20	639,934	0.1
830,000	#	Dexus Diversified Trust/ Dexus Office Trust, 5.600%, 03/15/21	890,996	0.1
225,000	#	ERAC USA Finance, LLC, 2.750%, 07/01/13	225,012	0.0
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	4,413,989	0.6
1,420,000		Goldman Sachs Group, Inc., 5.250%-6.750%, 04/01/18-10/01/37	1,546,914	0.2
465,000	#	HBOS PLC, 6.750%, 05/21/18	494,514	0.1
450,000	#	HSBC Bank PLC, 4.125%, 08/12/20	471,865	0.1

See Accompanying Notes to Financial Statements

ING INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
1,625,000		JPMorgan Chase & Co., 4.400%-6.000%, 01/15/18-05/29/49	$1,729,244	0.2
510,000	#	Macquarie Bank Ltd., 5.000%, 02/22/17	546,763	0.1
1,310,000		Morgan Stanley, 3.800%-6.375%, 04/29/16-07/24/42	1,408,034	0.2
205,000	#	National Australia Bank Ltd., 3.750%, 03/02/15	214,742	0.0
570,000	#	Nationwide Building Society, 6.250%, 02/25/20	636,028	0.1
290,000	#	Nordea Bank AB, 4.875%, 01/27/20	319,267	0.0
225,000	#	Pacific LifeCorp, 6.000%, 02/10/20	251,420	0.0
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	201,929	0.0
775,000	#	Societe Generale, 2.500%, 01/15/14	784,610	0.1
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	328,734	0.0
300,000	#	WEA Finance, LLC, 7.125%, 04/15/18	356,273	0.1
710,000		Wells Fargo & Co., 1.500%-5.625%, 12/11/17-01/16/18	784,991	0.1
19,093,000		Other Securities	20,167,889	2.5
			38,357,859	4.8
		Health Care: 4.1%
1,250,000	#	AbbVie, Inc., 1.200%, 11/06/15	1,251,916	0.2
2,585,000		Gilead Sciences, Inc., 1.625%, 05/01/16	5,855,038	0.7
730,000	#	Mylan, Inc., 6.000%, 11/15/18	800,259	0.1
2,431,000	#	WellPoint, Inc., 2.750%, 10/15/42	3,038,750	0.4
19,852,000		Other Securities	21,540,618	2.7
			32,486,581	4.1
		Industrials: 0.9%
425,000	#	BAA Funding Ltd., 2.500%, 06/25/15	431,922	0.0
285,000		General Electric Co., 5.250%, 12/06/17	322,021	0.0
510,000	#	Penske Truck Leasing Co. Lp/PTL Finance Corp., 2.500%, 03/15/16	519,027	0.1
570,000	#	Turlock Corp., 0.950%, 11/02/15	567,993	0.1
5,721,526		Other Securities	5,660,126	0.7
			7,501,089	0.9
Principal Amount†			Value	Percentage of Net Assets
		Information Technology: 2.9%
1,927,000	#	Linear Technology Corp., 3.000%, 05/01/27	$2,016,124	0.3
1,441,000	#	Micron Technology, Inc., 1.625%, 02/15/33	2,086,748	0.3
4,972,000		SanDisk Corp., 1.500%, 08/15/17	6,653,158	0.8
1,466,000	#	Xilinx, Inc., 3.125%, 03/15/37	2,030,410	0.3
8,264,000		Other Securities	9,869,347	1.2
			22,655,787	2.9
		Materials: 1.8%
300,000	#	Anglo American Capital PLC, 9.375%, 04/08/19	378,782	0.1
735,000	#	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	621,715	0.1
320,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	320,237	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	310,540	0.0
12,095,000		Other Securities	12,603,672	1.6
			14,234,946	1.8
		Telecommunication Services: 0.6%
345,000	#	Crown Castle Towers, LLC, 3.214%, 08/15/15	355,318	0.0
180,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/20	206,744	0.0
4,405,000		Other Securities	4,544,546	0.6
			5,106,608	0.6
		Utilities: 0.2%
425,000	#	Enel Finance International S.A., 5.125%, 10/07/19	441,769	0.1
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	174,429	0.0
1,225,000		Other Securities	1,165,516	0.1
			1,781,714	0.2
		Total Corporate Bonds/Notes (Cost $135,024,896)	149,375,813	18.8
MUNICIPAL BONDS: 0.1%
		Georgia: 0.1%
500,000		Other Securities	543,903	0.1

See Accompanying Notes to Financial Statements

ING INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Texas: 0.0%
230,000		Other Securities	$255,624	0.0
		Total Municipal Bonds (Cost $734,024)	799,527	0.1
U.S. TREASURY OBLIGATIONS: 8.3%
		U.S. Treasury Bonds: 2.7%
4,810,000		1.750%-3.125%, due 04/30/16-11/15/41	4,763,231	0.6
13,241,000		1.750%-6.875%, due 03/31/14-02/15/40	14,217,185	1.8
2,000,000		Other Securities	2,302,500	0.3
			21,282,916	2.7
		U.S. Treasury Notes: 5.6%
18,000,000		0.250%, due 04/30/14	18,012,312	2.3
11,430,000		0.125%-2.625%, due 02/28/14-11/15/20	11,508,638	1.4
10,000,000		2.750%, due 10/31/13	10,088,480	1.3
5,010,000		1.875%-2.375%, due 04/30/14-11/30/14	5,129,850	0.6
			44,739,280	5.6
		Total U.S. Treasury Obligations (Cost $64,088,302)	66,022,196	8.3
FOREIGN GOVERNMENT BONDS: 0.4%
430,000	#	BPCE S.A., 2.375%, 10/04/13	431,999	0.1
150,000	#	EDF S.A., 4.600%, 01/27/20	162,420	0.0
2,300,000		Other Securities	2,527,493	0.3
		Total Foreign Government Bonds (Cost $2,980,727)	3,121,912	0.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.9%
		Federal Home Loan Mortgage Corporation: 0.4%##
2,950,000		Other Securities	3,337,228	0.4
		Federal National Mortgage Association: 0.5%##
3,045,000		Other Securities	3,560,694	0.5
		Total U.S. Government Agency Obligations (Cost $6,345,602)	6,897,922	0.9
		Total Long-Term Investments (Cost $600,945,342)	761,569,735	96.0
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Mutual Funds: 3.5%
27,731,633	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $27,731,633)	$27,731,633	3.5
	Total Short-Term Investments (Cost $27,731,633)	27,731,633	3.5
	Total Investments in Securities (Cost $628,676,975)	$789,301,368	99.5
	Assets in Excess of Other Liabilities	4,155,517	0.5
	Net Assets	$793,456,885	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

ADR  American Depositary Receipt

  Cost for federal income tax purposes is $629,220,458.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$165,958,536
Gross Unrealized Depreciation	(5,877,626)
Net Unrealized Appreciation	$160,080,910

See Accompanying Notes to Financial Statements

ING INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$56,731,626	$—	$—	$56,731,626
Consumer Staples	58,692,982	—	—	58,692,982
Energy	47,225,910	—	—	47,225,910
Financials	150,510,225	—	—	150,510,225
Health Care	71,562,453	5,530,024	—	77,092,477
Industrials	38,293,223	—	—	38,293,223
Information Technology	61,707,994	—	—	61,707,994
Materials	9,650,510	—	—	9,650,510
Telecommunication Services	12,109,226	—	—	12,109,226
Utilities	9,820,833	—	—	9,820,833
Total Common Stock	516,304,982	5,530,024	—	521,835,006
Preferred Stock	—	13,517,359	—	13,517,359
Corporate Bonds/Notes	—	144,961,824	4,413,989	149,375,813
Municipal Bonds	—	799,527	—	799,527
U.S. Treasury Obligations	—	66,022,196	—	66,022,196
U.S. Government Agency Obligations	—	6,897,922	—	6,897,922
Foreign Government Bonds	—	3,121,912	—	3,121,912
Short-Term Investments	27,731,633	—	—	27,731,633
Total Investments, at fair value	$544,036,615	$240,850,764	$4,413,989	$789,301,368
Other Financial Instruments+
Forward Foreign Currency Contracts	—	599,722	—	599,722
Total Assets	$544,036,615	$241,450,486	$4,413,989	$789,901,090
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(39,679)	$—	$(39,679)
Total Liabilities	$—	$(39,679)	$—	$(39,679)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Invesco Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	Canadian Dollar	414,738	Buy	07/22/13	$405,949	$394,158	$(11,791)
The Bank of New York Mellon Corp.	Swiss Franc	269,521	Buy	07/22/13	292,498	285,389	(7,109)
The Bank of New York Mellon Corp.	EU Euro	193,760	Buy	07/22/13	258,900	252,228	(6,672)
State Street Bank	British Pound	380,077	Buy	07/22/13	592,107	578,000	(14,107)
							$(39,679)
The Bank of New York Mellon Corp.	Swiss Franc	2,807,950	Sell	07/22/13	3,047,333	2,973,274	74,059
The Bank of New York Mellon Corp.	EU Euro	2,795,050	Sell	07/22/13	3,734,718	3,638,472	96,246
The Bank of New York Mellon Corp.	Canadian Dollar	3,324,139	Sell	07/22/13	3,253,696	3,159,187	94,509
State Street Bank	Canadian Dollar	4,080,989	Sell	07/22/13	3,995,134	3,878,482	116,652
State Street Bank	Swiss Franc	1,872,520	Sell	07/22/13	2,031,792	1,982,768	49,024
State Street Bank	British Pound	4,559,416	Sell	07/22/13	7,102,932	6,933,700	169,232
							$599,722

See Accompanying Notes to Financial Statements

ING INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$599,722
Total Asset Derivatives		$599,722
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$39,679
Total Liability Derivatives		$39,679

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign Currency Related Transactions*
Foreign exchange contracts	$299,929
Total	$299,929
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign Currency Related Transactions*
Foreign exchange contracts	$810,546
Total	$810,546

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	State Street Bank	The Bank of New York Mellon Corp.	Totals
Assets:
Forward foreign currency contracts	$334,908	$264,814	$599,722
Total Assets	$334,908	$264,814	$599,722
Liabilities:
Forward foreign currency contracts	$14,107	$25,572	$39,679
Total Liabilities	$14,107	$25,572	$39,679
Net OTC derivative instruments by counterparty, at fair value	$320,801	$239,242	$560,043
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$320,801	$239,242	$560,043

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

ING JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	27.4%
Consumer Discretionary	21.2%
Utilities	10.5%
Industrials	8.7%
Information Technology	8.4%
Materials	7.5%
Health Care	4.9%
Consumer Staples	4.5%
Energy	3.9%
Telecommunication Services	0.3%
Assets in Excess of Other Liabilities*	2.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Consumer Discretionary: 21.2%
23,040	@	Autozone, Inc.	$9,761,817	1.5
124,650	@	Bed Bath & Beyond, Inc.	8,837,685	1.4
184,180		Dish Network Corp. - Class A	7,831,334	1.2
102,040		Expedia, Inc.	6,137,706	1.0
128,170		Family Dollar Stores, Inc.	7,986,273	1.3
210,240		Gap, Inc.	8,773,315	1.4
193,710		Kohl's Corp.	9,784,292	1.6
58,840	@	Mohawk Industries, Inc.	6,618,912	1.1
51,230		PVH Corp.	6,406,311	1.0
126,710		Williams-Sonoma, Inc.	7,081,822	1.1
1,117,010		Other Securities	54,209,277	8.6
			133,428,744	21.2
		Consumer Staples: 4.5%
109,750		Beam, Inc.	6,926,323	1.1
300,872		Other Securities	21,580,008	3.4
			28,506,331	4.5
		Energy: 3.9%
84,390		EQT Corp.	6,698,034	1.1
542,537		Other Securities (a)	17,910,673	2.8
			24,608,707	3.9
		Financials: 27.4%
110,300		Ameriprise Financial, Inc.	8,921,064	1.4
294,090		Charles Schwab Corp.	6,243,531	1.0
113,490		Equifax, Inc.	6,687,966	1.1
500,400		Fifth Third Bancorp.	9,032,220	1.4
243,610	@	Invesco Ltd.	7,746,798	1.2
239,750		Loews Corp.	10,644,900	1.7
67,361		M&T Bank Corp.	7,527,592	1.2
269,240		Marsh & McLennan Cos., Inc.	10,748,061	1.7
208,030		SunTrust Bank	6,567,507	1.0
Shares			Value	Percentage of Net Assets
85,000		T. Rowe Price Group, Inc.	$6,217,750	1.0
215,050	@	UnumProvident Corp.	6,316,018	1.0
80,296		Vornado Realty Trust	6,652,523	1.1
2,961,252		Other Securities (a)	79,099,312	12.6
			172,405,242	27.4
		Health Care: 4.9%
118,100		Cigna Corp.	8,561,069	1.4
84,350		Humana, Inc.	7,117,453	1.1
280,280		Other Securities	15,160,183	2.4
			30,838,705	4.9
		Industrials: 8.7%
152,830		Ametek, Inc.	6,464,709	1.0
112,320		Carlisle Cos., Inc.	6,998,659	1.1
135,060		IDEX Corp.	7,267,578	1.2
88,600		MSC Industrial Direct Co.	6,862,956	1.1
99,290		Regal-Beloit Corp.	6,437,964	1.0
77,131		Snap-On, Inc.	6,893,969	1.1
380,156		Other Securities	13,614,084	2.2
			54,539,919	8.7
		Information Technology: 8.4%
117,450		Amphenol Corp.	9,154,053	1.4
207,060		Analog Devices, Inc.	9,330,124	1.5
205,530	@	Arrow Electronics, Inc.	8,190,370	1.3
171,766		Jack Henry & Associates, Inc.	8,095,331	1.3
167,890	@	Synopsys, Inc.	6,002,068	1.0
193,030		Xilinx, Inc.	7,645,918	1.2
132,370		Other Securities	4,764,436	0.7
			53,182,300	8.4
		Materials: 7.5%
75,750		Airgas, Inc.	7,231,095	1.1
119,318		Albemarle Corp.	7,432,318	1.2
254,920		Ball Corp.	10,589,377	1.7

See Accompanying Notes to Financial Statements

ING JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Materials (continued)
78,200	Sigma-Aldrich Corp.	$6,284,152	1.0
134,605	Silgan Holdings, Inc.	6,321,051	1.0
79,580	Other Securities	9,543,459	1.5
		47,401,452	7.5
	Telecommunication Services: 0.3%
76,357	Other Securities	1,882,200	0.3
	Utilities: 10.5%
276,160	CenterPoint Energy, Inc.	6,486,998	1.0
241,930	CMS Energy Corp.	6,573,238	1.0
126,120	Edison International	6,073,939	1.0
162,900	Energen Corp.	8,513,154	1.4
252,790	NiSource, Inc.	7,239,906	1.1
97,850	Sempra Energy	8,000,216	1.3
198,420	Westar Energy, Inc.	6,341,503	1.0
230,800	Xcel Energy, Inc.	6,540,872	1.0
356,910	Other Securities	10,732,110	1.7
		66,501,936	10.5
	Total Common Stock (Cost $480,762,768)	613,295,536	97.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Securities Lending Collateralcc(1): 0.8%
1,223,336	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $1,223,359, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $1,247,803, due 07/15/13-05/01/51)	$1,223,336	0.2
1,223,336	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $1,223,348, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $1,247,808, due 07/03/13-05/15/37)	1,223,336	0.2
Principal Amount†		Value	Percentage of Net Assets
257,540	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $257,543, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $262,691, due 07/05/13-08/15/21)	$257,540	0.0
1,223,336	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,223,351, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $1,247,803, due 06/01/18-04/01/43)	1,223,336	0.2
1,223,336	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,223,352, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.875%, Market Value plus accrued interest $1,247,803, due 12/04/13-08/27/32)	1,223,336	0.2
		5,150,884	0.8
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.7%
16,640,853	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $16,640,853)	$16,640,853	2.7
	Total Short-Term Investments (Cost $21,791,737)	21,791,737	3.5
	Total Investments in Securities (Cost $502,554,505)	$635,087,273	100.8
	Liabilities in Excess of Other Assets	(5,163,954)	(0.8)
	Net Assets	$629,923,319	100.0

See Accompanying Notes to Financial Statements

ING JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $505,331,040.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$136,201,411
Gross Unrealized Depreciation	(6,445,178)
Net Unrealized Appreciation	$129,756,233

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock*	$613,295,536	$—	$—	$613,295,536
Short-Term Investments	16,640,853	5,150,884	—	21,791,737
Total Investments, at fair value	$629,936,389	$5,150,884	$—	$635,087,273

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Geographic Diversification
as of June 30, 2013
(as a percentage of net assets)

United States	38.5%
Germany	10.8%
Japan	8.9%
Switzerland	6.0%
France	5.9%
Sweden	4.7%
United Kingdom	3.8%
Brazil	3.6%
India	3.6%
Spain	3.6%
Countries between 0.1% - 2.6%^	9.5%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 8 countries, which each represents 0.1% - 2.6% of net assets.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Australia: 0.2%
328,400	Other Securities (a)	$2,959,585	0.2
	Belgium: 0.1%
56,951	Other Securities (a)	2,187,650	0.1
	Brazil: 3.6%
501,300	Embraer SA ADR	18,492,957	1.1
3,933,418	Other Securities	40,977,239	2.5
		59,470,196	3.6
	Denmark: 1.1%
302,171	Other Securities (a)	18,314,690	1.1
	Finland: 0.5%
441,545	Other Securities	8,271,568	0.5
	France: 5.9%
190,788	LVMH Moet Hennessy Louis Vuitton S.A.	30,975,109	1.9
148,520	PPR	30,221,755	1.8
279,784	Technip S.A.	28,434,929	1.7
265,903	Other Securities	8,987,163	0.5
		98,618,956	5.9
	Germany: 10.8%
184,420	Allianz AG	26,918,042	1.6
238,752	Bayer AG	25,419,938	1.5
464,894	Bayerische Motoren Werke AG	31,750,475	1.9
502,685	Deutsche Bank AG	21,078,897	1.3
87,707	Linde AG	16,343,887	1.0
482,502	SAP AG	35,233,573	2.1
Shares			Value	Percentage of Net Assets
222,075		Siemens AG	$22,487,980	1.4
			179,232,792	10.8
		India: 3.6%
542,880		ICICI Bank Ltd. ADR	20,765,160	1.3
7,705,804		Other Securities	38,201,527	2.3
			58,966,687	3.6
		Italy: 1.9%
881,103		Other Securities (a)	31,757,280	1.9
		Japan: 8.9%
13,097		Dai-ichi Life Insurance Co., Ltd.	18,801,330	1.1
567,300		KDDI Corp.	29,541,270	1.8
66,251		Keyence Corp.	21,108,284	1.3
335,100		Murata Manufacturing Co., Ltd.	25,489,357	1.5
376,500		Sumitomo Mitsui Financial Group, Inc.	17,233,553	1.1
370,100		Other Securities (a)	35,405,921	2.1
			147,579,715	8.9
		Mexico: 2.1%
216,722		Fomento Economico Mexicano SAB de CV ADR	22,363,543	1.3
524,416		Other Securities	13,026,494	0.8
			35,390,037	2.1
		Netherlands: 2.6%
800,633	L	European Aeronautic Defence and Space Co. NV	42,834,250	2.6

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Spain: 3.5%
2,292,045		Banco Bilbao Vizcaya Argentaria S.A.	$19,261,928	1.2
211,688		Inditex S.A.	26,110,580	1.6
579,337		Other Securities	12,226,829	0.7
			57,599,337	3.5
		Sweden: 4.7%
643,577		Assa Abloy AB	25,152,134	1.5
4,729,372		Telefonaktiebolaget LM Ericsson	53,630,272	3.2
			78,782,406	4.7
		Switzerland: 6.0%
276,499		Nestle S.A.	18,143,975	1.1
78,373		Roche Holding AG - Genusschein	19,451,971	1.2
1,909,914		UBS AG - Reg	32,418,573	1.9
861,895		Other Securities	29,342,243	1.8
			99,356,762	6.0
		Taiwan: 1.0%
4,645,111		Taiwan Semiconductor Manufacturing Co., Ltd.	16,815,749	1.0
		United Kingdom: 3.8%
1,477,216		Prudential PLC	24,112,410	1.5
702,585		Unilever PLC	28,442,345	1.7
308,960		Other Securities	9,791,064	0.6
			62,345,819	3.8
		United States: 38.5%
227,090		3M Co.	24,832,291	1.5
564,403	@	Adobe Systems, Inc.	25,714,201	1.5
439,340		Aetna, Inc.	27,915,663	1.7
842,910		Altera Corp.	27,807,601	1.7
418,580		Citigroup, Inc.	20,079,283	1.2
528,140		Colgate-Palmolive Co.	30,257,141	1.8
683,630	@	eBay, Inc.	35,357,344	2.1
330,920	@	Gilead Sciences, Inc.	16,946,413	1.0
116,850		Goldman Sachs Group, Inc.	17,673,562	1.1
46,740	@	Google, Inc. - Class A	41,148,494	2.5
394,310		Intuit, Inc.	24,064,739	1.4
866,620	@	Juniper Networks, Inc.	16,734,432	1.0
875,980		Maxim Integrated Products	24,334,724	1.5
272,350		McDonald's Corp.	26,962,650	1.6
502,960		McGraw-Hill Cos., Inc.	26,752,442	1.6
710,620		Microsoft Corp.	24,537,709	1.5
289,900		Tiffany & Co.	21,116,316	1.3
Shares			Value	Percentage of Net Assets
207,380		United Parcel Service, Inc. - Class B	$17,934,222	1.1
220,540	@	Vertex Pharmaceuticals, Inc.	17,614,530	1.1
540,280		Walt Disney Co.	34,118,682	2.1
450,790		WellPoint, Inc.	36,892,654	2.2
257,190		Zimmer Holdings, Inc.	19,273,819	1.2
2,397,480		Other Securities (a)	80,216,170	4.8
			638,285,082	38.5
		Total Common Stock (Cost $1,161,100,454)	1,638,768,561	98.8
RIGHTS: 0.1%
		France: 0.0%
2		Other Securities (a)	5	0.0
		Spain: 0.1%
583,764		Other Securities	325,217	0.1
		Total Rights (Cost $343,304)	325,222	0.1
		Total Long-Term Investments (Cost $1,161,443,758)	1,639,093,783	98.9
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
		Securities Lending Collateralcc(1): 4.8%
16,000,000		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $16,000,302, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $16,320,000, due 07/15/13-05/01/51)	$16,000,000	1.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
19,117,797	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $19,118,017, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $19,500,153, due 12/01/17-06/01/43)	$19,117,797	1.1
16,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $16,000,329, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $16,320,000, due 06/01/17-03/01/48)	16,000,000	1.0
13,378,114	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $13,378,279, collateralized by various U.S. Government Agency Obligations, 2.000%-9.500%, Market Value plus accrued interest $13,645,676, due 04/01/14-01/01/52)	13,378,114	0.8
16,000,000	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $16,000,210, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $16,320,000, due 12/04/13-08/27/32)	16,000,000	0.9
		80,495,911	4.8
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
3,094,473	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,094,473)	$3,094,473	0.2
	Total Short-Term Investments (Cost $83,590,384)	83,590,384	5.0
	Total Investments in Securities (Cost $1,245,034,142)	$1,722,684,167	103.9
	Liabilities in Excess of Other Assets	(64,241,584)	(3.9)
	Net Assets	$1,658,442,583	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $1,258,418,697.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$525,500,497
Gross Unrealized Depreciation	(61,235,027)
Net Unrealized Appreciation	$464,265,470
Sector Diversification	Percentage of Net Assets
Information Technology	24.9%
Financials	17.9
Consumer Discretionary	16.6
Health Care	12.9
Industrials	11.9
Consumer Staples	7.3
Energy	3.4
Telecommunication Services	1.8
Materials	1.7
Utilities	0.5
Short-Term Investments	5.0
Liabilities in Excess of Other Assets	(3.9)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$2,959,585	$—	$2,959,585
Belgium	—	2,187,650	—	2,187,650
Brazil	45,369,075	14,101,121	—	59,470,196
Denmark	—	18,314,690	—	18,314,690
Finland	—	8,271,568	—	8,271,568
France	263,568	98,355,388	—	98,618,956
Germany	—	179,232,792	—	179,232,792
India	20,765,160	38,201,527	—	58,966,687
Italy	—	31,757,280	—	31,757,280
Japan	—	147,579,715	—	147,579,715
Mexico	35,390,037	—	—	35,390,037
Netherlands	—	42,834,250	—	42,834,250
Spain	—	57,599,337	—	57,599,337
Sweden	—	78,782,406	—	78,782,406
Switzerland	14,567,162	84,789,600	—	99,356,762
Taiwan	—	16,815,749	—	16,815,749
United Kingdom	—	62,345,819	—	62,345,819
United States	638,285,082	—	—	638,285,082
Total Common Stock	754,640,084	884,128,477	—	1,638,768,561
Rights	325,222	—	—	325,222
Short-Term Investments	3,094,473	80,495,911	—	83,590,384
Total Investments, at fair value	$758,059,779	$964,624,388	$—	$1,722,684,167

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation
as of June 30, 2013
(as a percentage of net assets)

U.S. Government Agency Obligations	58.3%
U.S. Treasury Obligations	35.5%
Corporate Bonds/Notes	11.0%
Collateralized Mortgage Obligations	5.9%
Foreign Government Bonds	5.0%
Municipal Bonds	4.4%
Asset-Backed Securities	1.4%
Preferred Stock	0.4%
Common Stock	0.0%
Liabilities in Excess of Other Assets*	(21.9)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 11.0%
			Consumer Discretionary: 0.3%
	1,000,000	#	Daimler Finance North America, LLC, 0.886%, 03/28/14	$1,003,076	0.1
	500,000	#	Daimler Finance North America, LLC, 1.472%, 09/13/13	500,962	0.0
	2,245,035		Other Securities (a)	2,261,899	0.2
				3,765,937	0.3
			Consumer Staples: 0.1%
	987,336		Other Securities	1,148,595	0.1
			Energy: 0.1%
	1,300,000		Other Securities	1,387,375	0.1
			Financials: 8.6%
	2,800,000		GMAC, Inc., 6.750%, 12/01/14	2,957,500	0.3
	6,600,000		Ally Financial, Inc., 4.500%-8.300%, 02/11/14-06/26/15	6,881,984	0.6
EUR	6,100,000		American General Finance Corp., 4.125%, 11/29/13	7,940,020	0.7
	700,000	#	Banco Santander Brazil SA/Cayman Islands, 2.373%, 03/18/14	696,741	0.1
	4,700,000		Bank of America Corp., 0.605%-6.500%, 08/01/16-08/15/16	5,253,125	0.5
	600,000	#	Bank of Montreal, 2.850%, 06/09/15	625,003	0.1
Principal Amount†				Value	Percentage of Net Assets
	800,000	#	Bank of Nova Scotia, 1.650%, 10/29/15	$815,870	0.1
	500,000	#	Bank of Nova Scotia, 1.950%, 01/30/17	511,273	0.0
GBP	1,700,000		Barclays Bank PLC, 14.000%, 11/29/49	3,386,865	0.3
	1,200,000	#	BBVA, 6.500%, 03/10/21	1,266,000	0.1
	1,000,000	#	CIT Group, Inc., 4.750%, 02/15/15	1,018,750	0.1
	600,000	#,L	CIT Group, Inc., 5.250%, 04/01/14	610,500	0.0
	7,700,000		Citigroup, Inc., 5.000%, 09/15/14	8,003,811	0.7
	500,000		Citigroup, Inc., 5.850%, 07/02/13	500,136	0.0
	5,600,000		Ford Motor Credit Co., LLC, 7.000%-12.000%, 10/01/13-05/15/15	6,047,630	0.5
	4,800,000	#	ICICI Bank Ltd/Dubai, 4.750%, 11/25/16	4,960,320	0.4
	345,000	#	International Lease Finance Corp., 6.500%, 09/01/14	360,525	0.0
	700,000	#	International Lease Finance Corp., 6.750%, 09/01/16	759,500	0.1
	3,800,000		International Lease Finance Corp., 4.875%-8.625%, 06/01/14-05/15/16	3,937,122	0.3
	1,300,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,350,942	0.1
	900,000		JPMorgan Chase Bank NA, 0.602%, 06/13/16	884,798	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
GBP	1,900,000	L	LBG Capital No.1 PLC, 7.588%-7.869%, 05/12/20-08/25/20	$2,942,645	0.3
GBP	1,700,000		LBG Capital No.2 PLC, 7.625%, 12/09/19	2,618,920	0.2
	3,000,000	#	Macquarie Group Ltd., 7.300%, 08/01/14	3,164,541	0.3
	500,000	#	National Bank of Canada, 2.200%, 10/19/16	516,723	0.1
	1,400,000	#	Nationwide Building Society, 6.250%, 02/25/20	1,562,175	0.1
	300,000	#	Nordea Bank AB, 2.125%, 01/14/14	302,737	0.0
	600,000	#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	567,000	0.1
GBP	1,600,000		Santander Issuances S.A Unipersonal, 7.300%, 07/27/19	2,476,014	0.2
	8,400,000		SLM Corp., 5.000%, 10/01/13	8,452,500	0.7
	1,900,000		SLM Corp., 8.450%, 06/15/18	2,118,500	0.2
	400,000	#	Turkiye Garanti Bankasi AS, 2.776%, 04/20/16	393,000	0.0
	14,996,183		Other Securities (a)	14,405,264	1.3
				98,288,434	8.6
			Health Care: 0.2%
	1,900,000		Other Securities	2,043,688	0.2
			Industrials: 0.4%
	3,300,000	#	Asciano Finance Ltd., 5.000%, 04/07/18	3,508,336	0.3
	1,100,000	#	Noble Group Ltd., 6.750%, 01/29/20	1,122,000	0.1
				4,630,336	0.4
			Materials: 1.1%
	3,800,000	#	Braskem Finance Ltd., 7.000%, 05/07/20	4,047,000	0.4
	3,400,000	#,L	CSN Islands XI Corp., 6.875%, 09/21/19	3,451,000	0.3
	660,000	#,L	CSN Resources S.A., 6.500%, 07/21/20	645,975	0.1
Principal Amount†				Value	Percentage of Net Assets
	3,000,000	#	Gerdau Holdings, Inc., 7.000%, 01/20/20	$3,180,000	0.3
	400,000		Other Securities	456,398	0.0
				11,780,373	1.1
			Telecommunication Services: 0.2%
	2,500,000		BellSouth Corp., 5.200%, 09/15/14	2,625,723	0.2
			Utilities: 0.0%
	200,000	#	ENN Energy Holdings Ltd., 6.000%, 05/13/21	211,382	0.0
JPY	8,000,000		Other Securities	81,002	0.0
				292,384	0.0
			Total Corporate Bonds/Notes (Cost $123,228,603)	125,962,845	11.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
EUR	1,523,665	#	Arran Residential Mortgages Funding PLC, 1.603%, 05/16/47	2,014,001	0.2
	106,988	#	Banc of America Re-Remic Trust, 1.765%, 02/17/40	106,958	0.0
	193,908	#	BCAP, LLC Trust, 5.340%, 03/26/37	178,811	0.0
	1,600,000	#	BCRR Trust, 5.858%, 07/17/40	1,766,489	0.2
	3,508,088		Bear Stearns Adjustable Rate Mortgage Trust, 2.595%-5.374%, 09/25/34-02/25/36	3,436,426	0.3
	2,756,583		Citicorp Mortgage Securities, Inc., 6.000%, 01/25/37	2,758,635	0.3
	7,230,379		Countrywide Home Loan Mortgage Pass Through Trust, 0.393%, 04/25/46	5,719,688	0.5
	505,181	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.533%, 06/25/35	456,492	0.0
	1,005,349		Countrywide Home Loan Mortgage Pass-through Trust, 0.513%-2.915%, 11/25/34-03/25/35	923,003	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
2,300,000		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	$2,580,032	0.2
433,653	#	Credit Suisse Mortgage Capital Certificates, 0.363%, 10/15/21	426,730	0.1
2,385,382	#	Credit Suisse Mortgage Capital Certificates, 0.423%, 10/15/21	2,379,153	0.2
4,713,423		Granite Master Issuer PLC, 0.372%, 12/20/54	4,572,020	0.4
193,047	#	GS Mortgage Securities Corp. II, 1.103%, 03/06/20	193,570	0.0
1,700,000	#	JPMorgan Chase Commercial Mortgage Securities Corp., 4.070%, 11/15/43	1,802,458	0.2
6,700,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%-5.440%, 05/15/47-01/15/49	7,445,675	0.6
7,239,607		MLCC Mortgage Investors, Inc., 2.258%, 11/25/35	6,727,850	0.6
269,920		MLCC Mortgage Investors, Inc., 0.443%-1.193%, 10/25/35-11/25/35	256,865	0.0
4,700,000		Morgan Stanley Capital I, 6.090%, 06/11/49	5,308,706	0.5
103,470	#	Structured Asset Securities Corp., 2.718%, 10/28/35	96,944	0.0
407,598	#	Wachovia Bank Commercial Mortgage Trust, 0.273%, 06/15/20	404,335	0.0
3,766,827		Washington Mutual Mortgage Pass-through Certificates, 0.503%-5.011%, 02/27/34-08/25/46	3,432,045	0.3
13,318,955		Other Securities	12,842,696	1.1
Principal Amount†		Value	Percentage of Net Assets
	Federal Home Loan Mortgage Corporation: 0.1%
978,213	Freddie Mac, 1.574%, 07/25/44	$1,004,713	0.1
	Total Collateralized Mortgage Obligations (Cost $62,850,784)	66,834,295	5.9
MUNICIPAL BONDS: 4.4%
	California: 1.9%
4,000,000	Bay Area Toll Authority, 7.043%, 04/01/50	5,146,400	0.4
3,500,000	Los Angeles Department of Airports, 6.582%, 05/15/39	4,243,540	0.4
6,000,000	Southern California Public Power Authority, 5.943%, 07/01/40	6,420,480	0.6
1,100,000	State of California, 7.500%-7.700%, 11/01/30-04/01/39	1,442,772	0.1
3,700,000	Other Securities	4,149,102	0.4
		21,402,294	1.9
	Illinois: 0.2%
2,500,000	Chicago Transit Authority, 6.200%-6.899%, 12/01/21-12/01/40	2,820,298	0.2
	Nebraska: 0.0%
500,000	Other Securities	555,690	0.0
	Nevada: 0.4%
3,300,000	City of North Las Vegas NV, 6.572%, 06/01/40	3,490,707	0.3
600,000	Other Securities	782,808	0.1
		4,273,515	0.4
	New York: 1.4%
5,100,000	Metropolitan Transportation Authority, 5.000%, 11/15/42	5,234,181	0.5
7,800,000	New York City Municipal Water Finance Authority, 5.000%-6.282%, 06/15/42-06/15/44	8,939,726	0.8
1,300,000	Other Securities	1,392,380	0.1
		15,566,287	1.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Texas: 0.5%
5,100,000		City of San Antonio TX, 5.808%-6.308%, 02/01/37-02/01/41	$5,859,324	0.5
		Total Municipal Bonds (Cost $45,321,151)	50,477,408	4.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.3%
		Federal Home Loan Mortgage Corporation: 11.4%##
27,100,000		0.750%, due 01/12/18	26,267,515	2.3
8,100,000		1.000%, due 03/08/17	8,065,802	0.7
32,600,000		1.000%, due 06/29/17	32,339,069	2.9
15,100,000	L	1.000%, due 07/28/17	14,902,673	1.3
12,900,000		1.000%, due 09/29/17	12,759,674	1.1
9,800,000		1.250%, due 08/01/19	9,358,275	0.8
6,900,000		1.250%, due 10/02/19	6,545,906	0.6
18,239,723	W	0.343%-6.000%, due 05/12/17- 10/25/44	19,377,258	1.7
			129,616,172	11.4
		Federal National Mortgage Association: 41.0%##
12,300,000		0.875%, due 08/28/17	12,068,514	1.1
900,000	^	2.310%, due 08/01/22	860,656	0.1
13,000,000	W	2.500%, due 02/25/27	13,079,218	1.1
5,200,000	^	2.790%, due 07/01/22	5,122,489	0.4
500,000	^	2.870%, due 09/01/27	451,678	0.0
10,000,000	W	3.000%, due 04/25/42	9,746,875	0.9
62,000,000	W	3.500%, due 02/25/26	64,596,250	5.7
6,000,000	W	4.000%, due 08/18/18	6,319,453	0.6
40,000,000	W	4.000%, due 02/25/39	41,682,812	3.6
23,000,000	W	4.000%, due 06/25/39	23,917,304	2.1
6,691,351		4.000%, due 12/01/39	6,990,964	0.6
6,000,000	W	4.500%, due 07/01/25	6,358,828	0.6
21,000,000	W	4.500%, due 07/15/35	22,227,188	1.9
Principal Amount†			Value	Percentage of Net Assets
40,000,000	W	4.500%, due 08/01/39	$42,262,500	3.7
15,000,000	W	5.000%, due 07/01/37	16,144,926	1.4
13,000,000	W	5.000%, due 08/01/37	13,978,050	1.2
6,000,000	W	5.500%, due 08/25/38	6,517,502	0.6
165,839,847	W	0.253%-6.500%, due 01/30/17- 10/01/44	175,784,106	15.4
			468,109,313	41.0
		Government National Mortgage Association: 5.9%
49,500,000	W	3.000%, due 11/15/41	50,930,862	4.5
8,000,000	W	3.000%, due 07/01/43	7,911,250	0.7
8,017,542	W	0.593%-5.000%, due 03/16/32- 02/20/42	8,599,840	0.7
			67,441,952	5.9
		Total U.S. Government Agency Obligations (Cost $670,421,386)	665,167,437	58.3
ASSET-BACKED SECURITIES: 1.4%
		Home Equity Asset-Backed Securities: 0.9%
10,100,000		Accredited Mortgage Loan Trust 2006-1, 0.473%, 04/25/36	6,817,944	0.6
3,931,843		Other Securities	3,365,165	0.3
			10,183,109	0.9
		Other Asset-Backed Securities: 0.5%
3,300,000	#	Hillmark Funding, 0.524%, 05/21/21	3,192,447	0.3
2,642,970		Other Securities	2,574,165	0.2
			5,766,612	0.5
		Total Asset-Backed Securities (Cost $16,081,450)	15,949,721	1.4
U.S. TREASURY OBLIGATIONS: 35.5%
		Treasury Inflation Indexed Protected Securities: 9.2%
11,799,189		1.125%, due 01/15/21	12,618,678	1.1
5,975,007		2.000%, due 01/15/26	6,899,502	0.6
12,212,739		2.375%, due 01/15/25	14,547,473	1.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Treasury Inflation Indexed Protected Securities (continued)
7,725,502		2.375%, due 01/15/27	$9,294,142	0.8
5,415,250	S	2.500%, due 01/15/29	6,673,028	0.6
22,427,808		3.625%, due 04/15/28	31,121,208	2.7
24,520,940		0.125%-1.875%, due 04/15/17- 02/15/43	23,562,375	2.1
			104,716,406	9.2
		U.S. Treasury Bonds: 0.7%
1,700,000		2.000%, due 02/15/22	1,661,883	0.1
6,900,000		2.000%, due 02/15/23	6,636,130	0.6
			8,298,013	0.7
		U.S. Treasury Notes: 25.6%
11,700,000		1.125%, due 05/31/19	11,350,825	1.0
44,800,000		0.625%, due 04/30/18	43,279,264	3.8
41,700,000		0.750%, due 10/31/17	40,903,447	3.6
24,300,000		0.750%, due 12/31/17	23,767,490	2.1
22,700,000		0.750%, due 02/28/18	22,136,926	1.9
55,000,000		0.750%, due 03/31/18	53,517,585	4.7
30,100,000	S	0.875%, due 07/31/19	28,656,133	2.5
9,400,000		1.000%, due 05/31/18	9,235,500	0.8
6,300,000		1.250%, due 02/29/20	6,061,784	0.5
17,100,000	S	1.500%, due 08/31/18	17,145,418	1.5
8,200,000		1.625%, due 08/15/22	7,689,419	0.7
13,200,000		0.250%-2.875%, due 04/15/16- 08/15/21	12,947,231	1.1
15,300,000		2.625%, due 08/15/20	15,982,518	1.4
			292,673,540	25.6
		Total U.S. Treasury Obligations (Cost $421,357,906)	405,687,959	35.5
Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 5.0%
	800,000	#	ANZ New Zealand Int'l Ltd., 6.200%, 07/19/13	$802,941	0.1
	300,000	#	BPCE S.A., 2.375%, 10/04/13	301,395	0.0
	6,300,000	#	Commonwealth Bank of Australia, 0.697%, 07/12/13	6,301,314	0.5
	600,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	720,407	0.1
	3,300,000	#	Dexia Credit Local, 0.756%, 04/29/14	3,306,220	0.3
	600,000	#,L	EDF SA, 5.500%, 01/26/14	615,608	0.1
	2,700,000		Korea Development Bank, 4.375%, 08/10/15	2,849,637	0.2
	400,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	422,925	0.0
CAD	7,900,000		Province of Ontario Canada, 4.700%, 06/02/37	8,403,731	0.7
	5,500,000		Province of Ontario Canada, 1.600%-4.400%, 09/21/16-04/14/20	5,580,303	0.5
CAD	8,400,000		Province of Ontario Canada, 3.150%-5.500%, 03/08/17-06/02/39	8,496,581	0.8
	1,400,000		Province of Quebec Canada, 2.750%-3.500%, 07/29/20-08/25/21	1,411,720	0.1
CAD	3,700,000		Province of Quebec Canada, 3.000%-4.500%, 12/01/17-09/01/23	3,760,890	0.3
	200,000	#	Societe Financement de l'Economie Francaise, 3.375%, 05/05/14	205,091	0.0
	2,900,000	#	State Bank of India/London, 4.500%, 07/27/15	3,023,627	0.3
	30,300,000		Other Securities (a)	10,973,402	1.0
			Total Foreign Government Bonds (Cost $55,815,799)	57,175,792	5.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: —%
		Consumer Discretionary: —%
60,000		Other Securities	$—	—
		Total Common Stock (Cost $0)	—	—
PREFERRED STOCK: 0.4%
		Financials: 0.4%
3,400	@	Wells Fargo & Co.	4,059,600	0.4
		Total Preferred Stock (Cost $2,195,020)	4,059,600	0.4
		Total Long-Term Investments (Cost $1,397,272,099)	1,391,315,057	121.9
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.2%
		U.S. Treasury Bills: 6.3%
38,600,000		United States Treasury Bill, 0.020%, 08/22/13	$38,598,892	3.4
33,200,000		United States Treasury Bill, 0.030%, 08/08/13	33,198,868	2.9
			71,797,760	6.3
		Securities Lending Collateralcc(1): 1.9%
5,126,469		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $5,126,566, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $5,228,998, due 07/15/13- 05/01/51)	5,126,469	0.4
Principal Amount†		Value	Percentage of Net Assets
5,126,469	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $5,126,520, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $5,229,019, due 07/03/13- 05/15/37)	$5,126,469	0.5
1,079,239	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,079,252, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $1,100,824, due 07/05/13- 08/15/21)	1,079,239	0.1
5,126,469	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $5,126,532, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $5,228,998, due 06/01/18- 04/01/43)	5,126,469	0.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
5,126,469	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $5,126,536, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $5,228,998, due 12/04/13- 08/27/32)	$5,126,469	0.4
		21,585,115	1.9
	Total Short-Term Investments (Cost $93,382,870)	93,382,875	8.2
	Total Investments in Securities (Cost $1,490,654,969)	$1,484,697,932	130.1
	Liabilities in Excess of Other Assets	(343,240,930)	(30.1)
	Net Assets	$1,141,457,002	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

L  Loaned security, a portion or all of the security is on loan at June 30, 2013.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

CAD  Canadian Dollar

DKK  Danish Krone

EUR  EU Euro

GBP  British Pound

JPY  Japanese Yen

MXN  Mexican Peso

  Cost for federal income tax purposes is $1,491,380,628.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$21,086,801
Gross Unrealized Depreciation	(27,769,497)
Net Unrealized Depreciation	$(6,682,696)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	4,059,600	—	—	4,059,600
Corporate Bonds/Notes	131,937	125,830,908	—	125,962,845
Collateralized Mortgage Obligations	—	66,834,295	—	66,834,295
Municipal Bonds	—	50,477,408	—	50,477,408
Short-Term Investments	—	93,382,875	—	93,382,875
Foreign Government Bonds	—	57,175,792	—	57,175,792
U.S. Treasury Obligations	—	405,687,959	—	405,687,959
U.S. Government Agency Obligations	—	665,167,437	—	665,167,437
Asset-Backed Securities	—	15,949,721	—	15,949,721
Total Investments, at fair value	$4,191,537	$1,480,506,395	$—	$1,484,697,932
Other Financial Instruments+
Futures	22,160	—	—	22,160
Swaps	8,108,454	772,071	—	8,880,525
Forward Foreign Currency Contracts	—	1,412,897	—	1,412,897
Total Assets	$12,322,151	$1,482,691,363	$—	$1,495,013,514
Liabilities Table
Other Financial Instruments+
Written Options	$(286,583)	$(2,639,795)	$—	$(2,926,378)
Futures	(1,691,605)	—	—	(1,691,605)
Swaps	(5,086,187)	(428,314)	—	(5,514,501)
Forward Foreign Currency Contracts	—	(2,873,877)	—	(2,873,877)
Total Liabilities	$(7,064,375)	$(5,941,986)	$—	$(13,006,361)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	1,275,000	Buy	07/02/13	$1,693,877	$1,659,594	$(34,283)
Barclays Bank PLC	EU Euro	909,000	Buy	07/02/13	1,207,635	1,183,194	(24,441)
Barclays Bank PLC	Japanese Yen	217,100,000	Buy	07/18/13	2,227,427	2,189,083	(38,344)
Barclays Bank PLC	EU Euro	2,299,000	Buy	07/02/13	2,971,995	2,992,476	20,481
Barclays Bank PLC	Malaysian Ringgit	914,400	Buy	07/15/13	300,000	289,146	(10,854)
Barclays Bank PLC	Malaysian Ringgit	304,000	Buy	07/15/13	100,000	96,129	(3,871)
Barclays Bank PLC	Malaysian Ringgit	304,250	Buy	07/15/13	100,000	96,208	(3,792)
BNP Paribas Bank	Indonesian Rupiah	992,000,000	Buy	08/12/13	100,000	99,485	(515)
BNP Paribas Bank	Danish Krone	10,360,000	Buy	08/15/13	1,794,942	1,808,863	13,921
BNP Paribas Bank	Mexican Peso	138,912	Buy	09/18/13	10,683	10,645	(38)
Citigroup, Inc.	EU Euro	1,600,000	Buy	07/02/13	2,132,150	2,082,628	(49,522)
Citigroup, Inc.	EU Euro	1,917,000	Buy	07/02/13	2,554,583	2,495,249	(59,334)
Citigroup, Inc.	EU Euro	1,051,000	Buy	07/02/13	1,363,557	1,368,027	4,470
Citigroup, Inc.	British Pound	1,068,000	Buy	09/12/13	1,675,222	1,623,574	(51,648)
Deutsche Bank AG	EU Euro	1,130,000	Buy	07/02/13	1,506,175	1,470,856	(35,319)
Deutsche Bank AG	EU Euro	858,000	Buy	07/02/13	1,135,775	1,116,809	(18,966)
Deutsche Bank AG	EU Euro	1,060,000	Buy	07/02/13	1,387,613	1,379,741	(7,872)
Deutsche Bank AG	EU Euro	955,000	Buy	07/02/13	1,248,353	1,243,069	(5,284)
Deutsche Bank AG	Japanese Yen	107,200,000	Buy	07/18/13	1,085,757	1,080,930	(4,827)
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Danish Krone	40,000	Buy	08/15/13	$6,998	$6,984	$(14)
Deutsche Bank AG	Danish Krone	5,000,000	Buy	08/15/13	888,210	873,004	(15,206)
HSBC	EU Euro	1,513,000	Buy	07/02/13	2,017,767	1,969,385	(48,382)
JPMorgan Chase & Co.	EU Euro	747,000	Buy	07/02/13	985,632	972,327	(13,305)
JPMorgan Chase & Co.	Japanese Yen	292,400,000	Buy	07/18/13	3,071,832	2,948,356	(123,476)
JPMorgan Chase & Co.	Mexican Peso	145,818	Buy	09/18/13	11,320	11,174	(146)
JPMorgan Chase & Co.	Mexican Peso	145,381,728	Buy	09/18/13	11,778,953	11,140,465	(638,488)
JPMorgan Chase & Co.	Indonesian Rupiah	1,984,000,000	Buy	08/12/13	200,000	198,969	(1,031)
Morgan Stanley	Mexican Peso	146,719	Buy	09/18/13	11,483	11,243	(240)
Morgan Stanley	Mexican Peso	146,263	Buy	09/18/13	11,389	11,208	(181)
Royal Bank of Scotland Group PLC	EU Euro	10,074,000	Buy	08/02/13	13,261,383	13,114,518	(146,865)
UBS Warburg LLC	Mexican Peso	137,773	Buy	09/18/13	10,490	10,557	67
UBS Warburg LLC	Brazilian Real	14,674,803	Buy	08/02/13	7,222,563	6,529,503	(693,060)
UBS Warburg LLC	Mexican Peso	143,838	Buy	09/18/13	11,108	11,022	(86)
Westpac Bank	EU Euro	1,158,000	Buy	07/02/13	1,531,608	1,507,302	(24,306)
							$(2,014,757)
Barclays Bank PLC	Japanese Yen	26,400,000	Sell	07/18/13	270,862	266,199	4,663
Barclays Bank PLC	EU Euro	41,000	Sell	08/02/13	53,712	53,375	337
Barclays Bank PLC	Mexican Peso	11,470,480	Sell	09/18/13	885,683	878,972	6,711
Barclays Bank PLC	Danish Krone	14,908,000	Sell	08/15/13	2,640,575	2,602,948	37,627
Barclays Bank PLC	Brazilian Real	136,500	Sell	08/02/13	61,300	60,735	565
BNP Paribas Bank	EU Euro	100,000	Sell	04/01/14	126,339	130,367	(4,028)
BNP Paribas Bank	EU Euro	100,000	Sell	06/02/14	126,453	130,425	(3,972)
BNP Paribas Bank	EU Euro	100,000	Sell	07/01/14	126,500	130,453	(3,953)
BNP Paribas Bank	EU Euro	100,000	Sell	08/01/14	126,560	130,492	(3,932)
BNP Paribas Bank	Brazilian Real	158,015	Sell	08/02/13	70,700	70,308	392
BNP Paribas Bank	Japanese Yen	218,600,000	Sell	07/18/13	2,231,819	2,204,208	27,611
BNP Paribas Bank	British Pound	8,814,000	Sell	09/12/13	13,693,457	13,399,047	294,410
Citigroup, Inc.	EU Euro	200,000	Sell	04/01/14	253,470	260,735	(7,265)
Deutsche Bank AG	Malaysian Ringgit	415,700	Sell	07/15/13	134,075	131,450	2,625
Deutsche Bank AG	Canadian Dollar	24,150,000	Sell	09/23/13	23,703,009	22,915,753	787,256
Deutsche Bank AG	Indonesian Rupiah	2,976,000,000	Sell	08/12/13	300,454	298,454	2,000
Deutsche Bank AG	EU Euro	14,200,000	Sell	08/01/13	17,884,616	18,485,732	(601,116)
HSBC	Mexican Peso	1,616,256	Sell	09/18/13	122,000	123,852	(1,852)
HSBC	Mexican Peso	2,415,572	Sell	09/18/13	181,000	185,103	(4,103)
HSBC	Mexican Peso	2,627,693	Sell	09/18/13	203,000	201,358	1,642
HSBC	Mexican Peso	1,585,712	Sell	09/18/13	124,000	121,512	2,488
HSBC	Mexican Peso	17,080,045	Sell	09/18/13	1,325,000	1,308,828	16,172
JPMorgan Chase & Co.	Malaysian Ringgit	309,250	Sell	07/15/13	100,000	97,789	2,211
JPMorgan Chase & Co.	Mexican Peso	2,252,684	Sell	09/18/13	172,000	172,621	(621)
JPMorgan Chase & Co.	Mexican Peso	1,836,263	Sell	09/18/13	138,200	140,711	(2,511)
JPMorgan Chase & Co.	Mexican Peso	2,491,944	Sell	09/18/13	196,000	190,955	5,045
JPMorgan Chase & Co.	Mexican Peso	4,199,975	Sell	09/18/13	325,000	321,840	3,160
Morgan Stanley	EU Euro	6,398,000	Sell	07/02/13	8,264,309	8,327,909	(63,600)
Morgan Stanley	Mexican Peso	1,233,750	Sell	09/18/13	94,000	94,541	(541)
Morgan Stanley	Mexican Peso	1,862,952	Sell	09/18/13	140,700	142,756	(2,056)
Morgan Stanley	Mexican Peso	1,477,022	Sell	09/18/13	111,000	113,183	(2,183)
Morgan Stanley	Mexican Peso	1,741,545	Sell	09/18/13	130,000	133,453	(3,453)
Royal Bank of Scotland Group PLC	EU Euro	10,074,000	Sell	07/02/13	13,259,399	13,112,748	146,651
UBS Warburg LLC	Malaysian Ringgit	415,500	Sell	07/15/13	134,097	131,386	2,711
UBS Warburg LLC	Malaysian Ringgit	382,200	Sell	07/15/13	123,330	120,857	2,473
UBS Warburg LLC	Japanese Yen	475,455,000	Sell	07/18/13	4,815,846	4,794,153	21,693
UBS Warburg LLC	EU Euro	2,900,000	Sell	09/04/13	3,660,873	3,775,868	(114,995)
UBS Warburg LLC	EU Euro	485,828	Sell	09/20/13	638,123	632,608	5,515
							$553,777

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	18	12/15/14	$5,821,076	$1,852
3-Month Euro Euribor	20	03/16/15	6,462,656	(10,920)
3-Month Euro Euribor	21	06/15/15	6,779,638	(12,055)
90-Day Eurodollar	143	09/15/14	35,548,012	19,780
90-Day Eurodollar	11	12/15/14	2,731,438	528
90-Day Eurodollar	875	06/15/15	216,529,688	(220,107)
90-Day Eurodollar	113	09/14/15	27,898,287	(94,590)
90-Day Eurodollar	498	12/14/15	122,632,500	(762,969)
90-Day Eurodollar	142	03/14/16	34,873,425	(265,405)
U.S. Treasury 10-Year Note	104	09/19/13	13,162,500	(325,559)
			$472,439,220	$(1,669,445)

ING PIMCO Total Return Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2013:

Credit Default Swaps on Credit Indices — Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,000,000	$130,082	$254,943	$(124,861)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	900,000	23,415	44,971	(21,556)
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	5,203	9,519	(4,316)
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,600,000	145,692	265,042	(119,350)
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,000,000	78,050	139,190	(61,140)
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	675,149	10,250	—	10,250
Morgan Stanley	MCDX.NA.18 Index	Sell	1.000	06/20/17	USD	800,000	(5,302)	(20,879)	15,577
							$387,390	$692,786	$(305,396)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/13 (%)(4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD	500,000	$(2,475)	$(2,711)	$236
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/16	1.440	USD	2,500,000	(32,093)	(2,096)	(29,997)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD	500,000	(2,475)	(5,419)	2,944
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	1.295	USD	1,000,000	(6,518)	(6,899)	381
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	1.440	USD	4,800,000	(61,620)	(6,732)	(54,888)
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	06/20/16	1.440	USD	1,100,000	(14,121)	(1,538)	(12,583)
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD	500,000	(2,475)	(2,532)	57
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	09/20/16	1.473	USD	500,000	(7,459)	(1,910)	(5,549)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD	800,000	(3,959)	(8,386)	4,427
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD	1,600,000	(7,919)	(6,666)	(1,253)
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	1.295	USD	900,000	(5,866)	(3,963)	(1,903)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/13 (%)(4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
HSBC	Federative Republic of Brazil	Sell	1.000	03/20/16	1.400	USD	500,000	$(5,368)	$(957)	$(4,411)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/16	1.440	USD	3,500,000	(44,931)	(2,935)	(41,996)
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	1.295	USD	500,000	(3,259)	(2,094)	(1,165)
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	0.318	USD	600,000	12,748	—	12,748
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	0.318	USD	300,000	5,829	—	5,829
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	12/20/15	0.642	USD	1,700,000	15,007	(16,345)	31,352
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/15	0.681	USD	2,900,000	22,880	(51,907)	74,787
UBS Warburg LLC	Metlife Inc.	Sell	1.000	12/20/15	0.681	USD	1,600,000	12,624	(42,639)	55,263
Deutsche Bank AG	People's Republic of China	Sell	1.000	03/20/15	0.492	USD	5,000,000	43,977	9,575	34,402
UBS Warburg LLC	Republic of Indonesia	Sell	1.000	09/20/16	1.276	USD	300,000	(2,610)	(2,972)	362
HSBC	The Export-Import Bank of China	Sell	1.000	06/20/17	1.108	USD	500,000	(2,092)	(15,128)	13,036
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.263	USD	600,000	8,785	2,081	6,704
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	0.733	USD	600,000	2,771	(4,529)	7,300
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	0.733	USD	600,000	2,771	(4,622)	7,393
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.789	USD	1,000,000	4,682	(6,675)	11,357
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/16	0.880	USD	7,700,000	25,091	(23,518)	48,609
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.733	USD	200,000	924	(1,540)	2,464
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	0.132	EUR	5,000,000	17,140	(30,844)	47,984
								$(30,011)	$(243,901)	$213,890

(1)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)  Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.000% and pay a floating rate based on 3-month USD-LIBOR	10/15/17	USD	80,500,000	$(1,243,487)	$(1,148,605)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%	06/19/43	USD	52,300,000	7,207,424	3,294,452
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD	24,500,000	(3,842,700)	2,351,374
Receive a fixed rate equal to 1.500% and pay a floating rate based on 3-month USD-LIBOR	03/18/16	USD	258,000,000	901,030	(1,078,344)
				$3,022,267	$3,418,877

ING PIMCO Total Return Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN	111,000,000	$124,945	$33,608	$91,337
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	26,000,000	1,984	(14,359)	16,343
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	600,000	(875)	(296)	(579)
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	06/05/23	MXN	100,000	(392)	(177)	(215)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	5,700,000	50,658	—	50,658
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	06/05/23	MXN	100,000	(550)	(182)	(368)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Goldman Sachs & Co.	06/05/23	MXN	200,000	(1,100)	(485)	(615)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN	16,100,000	18,123	4,383	13,740
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	13,000,000	992	(4,010)	5,002
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	2,000,000	(2,916)	(1,090)	(1,826)
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/11/18	MXN	32,000,000	(81,276)	(50,861)	(30,415)
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/02/22	MXN	4,300,000	(26,347)	(7,571)	(18,776)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/05/23	MXN	100,000	(550)	(134)	(416)
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: JPMorgan Chase & Co.	06/05/23	MXN	200,000	(784)	(493)	(291)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN	6,000,000	6,761	2,190	4,571
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/13/17	MXN	9,000,000	687	(4,445)	5,132
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/11/18	MXN	21,000,000	(53,346)	(33,895)	(19,451)
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/02/22	MXN	8,100,000	(49,636)	(18,031)	(31,605)
				$(13,622)	$(95,848)	$82,226

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Portfolio Written Options Open on June 30, 2013:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Value
Call Option on Euro-Bund	EUR	148.00	09/13/13	8	$4,235	$(416)
Call Option on U.S. Treasury 10-Year Note	USD	133.00	08/23/13	95	28,012	(2,969)
Put Option on Euro-Bund	EUR	142.00	09/13/13	8	7,806	(17,494)
Put Option on U.S. Treasury 10-Year Note	USD	129.00	08/23/13	95	55,262	(265,704)
					$95,315	$(286,583)

ING PIMCO Total Return Portfolio Written OTC Options on June 30, 2013:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
2,800,000	BNP Paribas Bank	USD Put vs. JPY Call Currency Option	95.000	USD	07/05/13	$19,829	$(1,308)
					Total Written OTC Options	$19,829	$(1,308)

ING PIMCO Total Return Portfolio Written Swaptions Open on June 30, 2013:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR	4,900,000	$10,736	$(13,836)
Put OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Pay	1.700%	07/24/13	EUR	2,100,000	10,568	(1,344)
Put OTC Swaption	Deutsche Bank AG	EUR-EURIBOR Reuters	Pay	1.700%	07/24/13	EUR	800,000	3,965	(512)
Put OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR	4,800,000	9,898	(13,554)
Put OTC Swaption	HSBC	EUR-EURIBOR Reuters	Pay	1.500%	07/24/13	EUR	5,300,000	9,295	(246)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	4,200,000	30,100	(56,891)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.100%	09/03/13	USD	5,700,000	32,347	(156,072)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.200%	07/11/13	USD	12,600,000	88,928	—
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.250%	09/03/13	USD	4,000,000	10,800	(83,535)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.400%	09/03/13	USD	8,200,000	27,385	(125,456)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	4,100,000	25,830	(55,536)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.500%	10/28/13	USD	24,100,000	66,355	(415,019)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	13,800,000	55,090	(186,927)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	8,400,000	32,121	(113,782)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.250%	09/03/13	USD	16,200,000	40,910	(338,317)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.450%	09/03/13	USD	30,600,000	150,490	(418,854)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.650%	09/03/13	USD	29,800,000	71,520	(254,255)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	7,500,000	53,370	(101,591)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.100%	09/03/13	USD	5,700,000	21,945	(156,072)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	9,100,000	40,145	(123,264)
Call OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR	4,900,000	9,473	(6,573)
Call OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR	4,800,000	9,898	(6,438)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	4,200,000	19,320	(6)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	0.750%	09/03/13	USD	4,000,000	2,800	(14)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	0.900%	09/03/13	USD	5,700,000	$5,985	$(181)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	13,800,000	67,175	(20)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	8,400,000	30,806	(12)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.750%	09/03/13	USD	16,200,000	9,067	(58)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.000%	09/03/13	USD	8,100,000	8,100	(879)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.100%	09/03/13	USD	29,800,000	35,760	(9,193)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	4,100,000	8,200	(6)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	18.000%	07/29/13	USD	7,500,000	37,075	(11)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	0.750%	09/03/13	USD	5,700,000	2,280	(20)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	9,100,000	31,685	(13)
						Total Written Swaptions		$1,069,422	$(2,638,487)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,412,897
Credit contracts	Upfront payments paid on swap agreements	725,321
Interest rate contracts	Upfront payments paid on swap agreements	40,181
Credit contracts	Unrealized appreciation on swap agreements	393,462
Interest rate contracts	Unrealized appreciation on swap agreements	186,783
Interest rate contracts	Net Assets — Unrealized appreciation*	22,160
Interest rate contracts	Net Assets — Unrealized appreciation**	5,645,826
Total Asset Derivatives		$8,426,630
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,873,877
Credit contracts	Upfront payments received on swap agreements	276,436
Interest rate contracts	Upfront payments received on swap agreements	136,029
Credit contracts	Unrealized depreciation on swap agreements	484,968
Interest rate contracts	Unrealized depreciation on swap agreements	104,557
Interest rate contracts	Net Assets — Unrealized depreciation*	1,691,604
Interest rate contracts	Net Assets — Unrealized depreciation**	2,226,949
Foreign exchange contracts	Written options, at fair value	1,308
Interest rate contracts	Written options, at fair value	2,925,070
Total Liability Derivatives		$10,720,798

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

**  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign Currency Related Transactions*	Futures	Swaps	Written Options	Total
Credit contracts	$—	$—	$1,880,800	$—	$1,880,800
Foreign exchange contracts	4,204,748	—	—	18,300	4,223,048
Interest rate contracts	—	(654,548)	(478,657)	860,735	(272,470)
Total	$4,204,748	$(654,548)	$1,402,143	$879,035	$5,831,378

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign Currency Related Transactions*	Futures	Swaps	Written Options	Total
Credit contracts	$—	$—	$(2,033,455)	$—	$(2,033,455)
Foreign exchange contracts	(161,965)	—	—	18,521	(143,444)
Interest rate contracts	—	(1,864,505)	4,904,482	(2,435,051)	604,926
Total	$(161,965)	$(1,864,505)	$2,871,027	$(2,416,530)	$(1,571,973)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Morgan Stanley	Royal Bank of Scotland Group PLC	UBS Warburg LLC	Westpac Bank	Totals
Assets:
Forward foreign currency contracts	$70,384	$336,334	$4,470	$—	$791,881	$—	$20,302	$10,416	$—	$146,651	$32,459	$—	$1,412,897
Credit default swap agreements	262,479	12,748	151,300		91,412	28,611	282,505		186,119		103,609		1,118,783
Interest rate swap agreements	141,288	—	50,658	—	—	—	23,125	—	11,893	—	—	—	226,964
Total Assets	$474,151	$349,082	$206,428	$—	$883,293	$28,611	$325,932	$10,416	$198,012	$146,651	$136,068	$—	$2,758,644
Liabilities:
Forward foreign currency contracts	$115,585	$16,438	$167,769		$688,604		$54,337	$779,578	$72,254	$146,865	$808,141	$24,306	$2,873,877
Credit default swap agreements	164,194		160,660		37,217	14,307	206,948		98,364		79,714		761,404
Interest rate swap agreements	15,626	—	—	—	550	1,100	115,099	784	107,427	—	—	—	240,586
Written options	78,650	1,308	—	—	421,306	621,958	246	113,794	1,123,164	279,369	—	—	2,639,795
Total Liabilities	$374,055	$17,746	$328,429	$—	$1,147,677	$637,365	$376,630	$894,156	$1,401,209	$426,234	$887,855	$24,306	$6,515,662
Net OTC derivative instruments by counterparty, at fair value	$100,096	$331,336	$(122,001)	$—	$(264,384)	$(608,754)	$(50,698)	$(883,740)	$(1,203,197)	$(279,583)	$(751,787)	$(24,306)	$(3,757,018)
Total collateral pledged by Portfolio/ (Received from counterparty)		$(300,000)	$(56,000)			$(50,000)			$(610,000)				$(1,016,000)
Net Exposure(1)	$100,096	$31,336	$(178,001)	$—	$(264,384)	$(658,754)	$(50,698)	$(883,740)	$(1,813,197)	$(279,583)	$(751,787)	$(24,306)	$(4,773,018)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation
as of June 30, 2013
(as a percentage of net assets)

Corporate Bonds/Notes	82.0%
Common Stock	10.6%
Preferred Stock	2.6%
Collateralized Mortgage Obligations	1.0%
Warrants	0.2%
Rights	0.0%
Assets in Excess of Other Liabilities*	3.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 82.0%
		Consumer Discretionary: 13.6%
440,000	#	Brookfield Residential Properties, Inc., 6.500%, 12/15/20	$445,500	0.4
460,000	#,±	Buffalo Thunder Development Authority, 9.375%, 12/15/14	148,350	0.1
315,000	#	Burger King Capital Holdings, LLC, 2.750%, 04/15/19	268,931	0.2
550,000		CCO Holdings, LLC/CCO Holdings Capital Corp., 6.500%, 04/30/21	576,125	0.5
200,000	#	CCO Holdings, LLC/CCO Holdings Capital Corp., 5.250%, 03/15/21	198,000	0.2
250,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	274,063	0.3
540,375		Chrysler Group, LLC, 4.250%, 05/24/17	543,316	0.5
350,000		DR Horton, Inc., 2.000%, 05/15/14	581,656	0.5
650,000		DISH DBS Corp., 5.875%, 07/15/22	663,000	0.6
622,000		Ford Motor Co., 4.250%, 11/15/16	1,126,986	1.0
650,000		KB Home, 1.375%, 02/01/19	677,625	0.6
245,000		KB Home, 7.500%, 09/15/22	263,987	0.3
104,000	#	Lennar Corp., 2.750%, 12/15/20	178,295	0.2
330,000	#	Lennar Corp., 5.000%, 11/15/22	314,325	0.3
1,010,000	#,±	Mashantucket Western Pequot Tribe, 8.500%, 11/15/15	70,700	0.1
195,000	#	MDC Partners, Inc., 6.750%, 04/01/20	195,488	0.2
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	84,788	0.1
Principal Amount†			Value	Percentage of Net Assets
475,000	#	NANA Development Corp., 9.500%, 03/15/19	$476,188	0.4
447,852	#,&	Pegasus Solutions, Inc., 13.000%, 04/15/14	434,416	0.4
175,000	#	Pittsburgh Glass Works, LLC, 8.500%, 04/15/16	174,125	0.2
165,000	#	Safway Group Holding LLC/Safway Finance Corp., 7.000%, 05/15/18	162,113	0.2
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	157,675	0.1
365,000	#	Sotheby's, 5.250%, 10/01/22	355,875	0.3
245,000	#	Tempur Sealy International, Inc., 6.875%, 12/15/20	259,700	0.2
70,000	#	Tower Automotive Holdings USA, LLC, 10.625%, 09/01/17	74,550	0.1
59,809		Univision Communications, Inc., 4.500%, 03/01/20	60,093	0.1
665,000	#	Univision Communications, Inc., 6.875%, 05/15/19	701,575	0.6
245,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	269,500	0.2
440,000	#	Wolverine Healthcare Analytics, 10.625%, 06/01/20	486,200	0.4
7,248,115		Other Securities	4,681,627	4.3
			14,904,772	13.6
		Consumer Staples: 4.7%
430,000		Alliance One International, Inc., 5.500%, 07/15/14	438,331	0.4
825,000		Alliance One International, Inc., 10.000%, 07/15/16	847,688	0.8
145,000	#	Chiquita Brands International, Inc./LLC, 7.875%, 02/01/21	152,250	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Consumer Staples (continued)
250,000	#	FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	$270,625	0.3
300,000	#	Live Nation Entertainment, Inc., 7.000%, 09/01/20	316,875	0.3
250,000	#	Revlon Consumer Products Corp., 5.750%, 02/15/21	244,687	0.2
935,000		Reynolds Group Issuer, Inc., 5.750%-9.875%, 05/15/18-02/15/21	966,131	0.9
480,000		Yankee Candle Co., Inc./The, 9.750%, 02/15/17	496,500	0.5
1,355,858		Other Securities	1,352,126	1.2
			5,085,213	4.7
		Energy: 16.7%
145,000	#	Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., 4.750%, 11/15/21	130,681	0.1
155,000	#	Aurora USA Oil & Gas, Inc., 7.500%, 04/01/20	152,675	0.1
1,120,000		Chesapeake Energy Corp., 2.250%-5.375%, 06/15/21-12/15/38	1,063,055	1.0
825,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	876,047	0.8
245,000	#	Drill Rigs Holdings, Inc., 6.500%, 10/01/17	245,612	0.2
275,000		EP Energy, LLC, 7.750%, 09/01/22	295,625	0.3
500,000		EP Energy, LLC, 9.375%, 05/01/20	567,500	0.5
78,217	#,&	EP Energy, LLC, 8.125%, 12/15/17	80,172	0.1
150,000	#	Exterran Partners L.P./EXLP Finance Corp., 6.000%, 04/01/21	148,500	0.1
700,000	#	Foresight Energy, LLC, 9.625%, 08/15/17	738,500	0.7
100,000	#	Genesis Energy L.P./Genesis Energy Finance Corp., 5.750%, 02/15/21	98,000	0.1
75,000	#	Green Field Energy Services, Inc., 13.250%, 11/15/16	78,375	0.1
2,000	#	Green Field Energy Services, Inc., 13.250%, 11/15/16	2,090	0.0
380,000	#	Gulfport Energy Corp., 7.750%, 11/01/20	386,650	0.3
Principal Amount†			Value	Percentage of Net Assets
170,000	#	Hiland Partners L.P./Hiland Partners Finance Corp., 7.250%, 10/01/20	$175,950	0.2
66,000	#	James River Coal Co., 10.000%, 06/01/18	44,550	0.0
100,000	#	Kodiak Oil & Gas Corp., 5.500%, 01/15/21	97,625	0.1
200,000	#	Legacy Reserves L.P./Legacy Reserves Finance Corp., 6.625%, 12/01/21	193,000	0.2
525,000	#	Linn Energy, LLC/Linn Energy Finance Corp., 6.250%, 11/01/19	502,687	0.5
250,000	#	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.250%, 06/01/21	235,313	0.2
205,000	#	Midstates Petroleum Co., Inc./Midstates Petroleum Co., LLC, 10.750%, 10/01/20	207,050	0.2
150,000	#	Murray Energy Corp., 8.625%, 06/15/21	150,750	0.1
620,000		Northern Oil and Gas, Inc., 8.000%, 06/01/20	629,300	0.6
300,000		Offshore Group Investment Ltd., 7.500%, 11/01/19	314,250	0.3
225,000	#	Offshore Group Investment Ltd., 7.125%, 04/01/23	222,188	0.2
200,000	#	Pacific Drilling SA, 5.375%, 06/01/20	187,500	0.2
240,000	#	PDC Energy, Inc., 7.750%, 10/15/22	249,000	0.2
115,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	109,825	0.1
650,000		Plains Exploration & Production Co., 6.125%, 06/15/19	689,700	0.6
325,000	#	Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	316,063	0.3
270,000	#	Samson Investment Co., 10.000%, 02/15/20	285,863	0.3
160,000	#	Seitel, Inc., 9.500%, 04/15/19	161,200	0.1
395,000	#	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18	412,775	0.4
155,000	#	Talos Production LLC, 9.750%, 02/15/18	148,025	0.1
330,000	#	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.250%, 11/15/23	296,175	0.3
75,000	#	Western Refining, Inc., 6.250%, 04/01/21	73,500	0.1
7,677,273		Other Securities	7,655,260	7.0
			18,221,031	16.7

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financials: 7.5%
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	$288,750	0.3
200,000	#	DFC Global Corp., 3.250%, 04/15/17	197,375	0.2
300,000	#	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21	292,500	0.3
365,000		Forest City Enterprises, Inc., 4.250%, 08/15/18	409,941	0.3
1,645,000		Forest City Enterprises, Inc., 6.500%, 02/01/17	1,620,325	1.5
150,000	#	Host Hotels & Resorts L.P., 2.500%, 10/15/29	203,625	0.2
325,000	#	Hub International Ltd., 8.125%, 10/15/18	339,625	0.3
220,000	#	Jefferies Finance LLC, 7.375%, 04/01/20	214,500	0.2
550,000	#	Onex USI Aquisition Corp., 7.750%, 01/15/21	544,500	0.5
250,000	#	Residential Reinsurance 2012 Ltd. (Cat Bond), 12.786%, 12/06/16	266,550	0.2
525,000	#	USB Realty Corp., 1.424%, 12/29/49	454,125	0.4
300,000	#	WEX, Inc., 4.750%, 02/01/23	285,000	0.3
3,050,718		Other Securities	3,088,912	2.8
			8,205,728	7.5
		Health Care: 9.1%
710,000		Alere, Inc., 3.000%, 05/15/16	703,344	0.6
520,000		Auxilium Pharmaceuticals, Inc., 1.500%, 07/15/18	502,775	0.5
532,000		Cubist Pharmaceuticals, Inc., 2.500%, 11/01/17	933,327	0.9
655,437		Gentiva Health Services, Inc., 6.500%-11.500%, 05/23/16-09/01/18	665,733	0.6
450,000		Hologic, Inc., 2.000%, 12/15/37	502,594	0.5
225,000	#	Molina Healthcare, Inc., 1.125%, 01/15/20	247,359	0.2
265,000	#	Pacira Pharmaceuticals, Inc., 3.250%, 02/01/19	368,516	0.3
425,000		PDL BioPharma, Inc., 3.750%, 05/01/15	526,469	0.5
350,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	386,750	0.4
155,000	#	Sky Growth Acquisition Corp., 7.375%, 10/15/20	159,650	0.1
878,852	#,&	Surgical Care Affiliates, Inc., 8.875%, 07/15/15	883,246	0.8
Principal Amount†			Value	Percentage of Net Assets
480,000		Theravance, Inc., 2.125%, 01/15/23	$742,200	0.7
315,000	#	VPI Escrow Corp., 6.375%, 10/15/20	313,031	0.3
2,861,350		Other Securities	2,974,899	2.7
			9,909,893	9.1
		Industrials: 7.9%
250,000	#	ADS Tactical, Inc., 11.000%, 04/01/18	242,500	0.2
150,000	#	Aguila 3 SA, 7.875%, 01/31/18	155,250	0.2
200,000	#	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 11/15/22	199,500	0.2
250,000	#	Aviation Capital Group Corp., 6.750%, 04/06/21	263,569	0.3
600,000	#	Boart Longyear Management Pty Ltd., 7.000%, 04/01/21	568,500	0.5
550,000	#,±	CEVA Group PLC, 1.150%, 04/01/18	485,375	0.5
145,000	#	CEVA Group PLC, 11.625%, 10/01/16	147,175	0.1
205,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	215,762	0.2
350,000	#	FTI Consulting, Inc., 6.000%, 11/15/22	356,125	0.3
509,000		General Cable Corp., 4.500%, 11/15/29	563,081	0.5
250,000	#,&	Igloo Holdings Corp., 8.250%, 12/15/17	251,875	0.2
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	327,050	0.3
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	190,950	0.2
100,000	#	LKQ Corp., 4.750%, 05/15/23	95,750	0.1
250,000	#	Mcron Finance Sub, LLC/Mcron Finance Corp., 8.375%, 05/15/19	256,250	0.2
140,000	#	Meritor, Inc., 7.875%, 03/01/26	170,888	0.2
465,000		Mueller Water Products, Inc., 7.375%, 06/01/17	478,950	0.4
580,000		Navistar International Corp., 8.250%, 11/01/21	572,750	0.5
150,000	#	Silver II US Holdings, LLC, 7.750%, 12/15/20	151,500	0.1
2,874,728		Other Securities	2,917,759	2.7
			8,610,559	7.9
		Information Technology: 9.1%
460,000	#	Brocade Communications Systems, Inc., 4.625%, 01/15/23	434,700	0.4
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Information Technology (continued)
75,000	#	First Data Corp., 7.375%, 06/15/19	$77,437	0.0
89,000	#	First Data Corp., 8.250%, 01/15/21	91,225	0.1
75,000	#	Flextronics International Ltd., 4.625%, 02/15/20	73,125	0.1
120,000	#	Flextronics International Ltd., 5.000%, 02/15/23	116,700	0.1
510,000		j2 Global, Inc., 8.000%, 08/01/20	535,500	0.5
571,000		Lam Research Corp., 1.250%, 05/15/18	636,308	0.6
450,000		Mentor Graphics Corp., 4.000%, 04/01/31	549,563	0.5
460,000		Novellus Systems, Inc., 2.625%, 05/15/41	650,613	0.6
750,000		Nuance Communications, Inc., 2.750%, 11/01/31	776,250	0.7
606,000		ON Semiconductor Corp., 2.625%, 12/15/26	699,551	0.6
400,000	#	Rexel SA, 5.250%, 06/15/20	401,000	0.4
250,000		Seagate HDD Cayman, 7.000%, 11/01/21	268,750	0.3
595,000	#	Seagate HDD Cayman, 4.750%, 06/01/23	557,813	0.5
295,000	#	Shutterfly, Inc., 0.250%, 05/15/18	326,159	0.3
255,000		SunPower Corp., 4.500%, 03/15/15	298,828	0.3
375,000	#	Viasystems, Inc., 7.875%, 05/01/19	397,500	0.4
545,000	#	Vishay Intertechnology, Inc., 2.250%, 05/15/41	490,841	0.4
50,000		WebMD Health Corp., 2.250%, 03/31/16	49,250	0.1
635,000		WebMD Health Corp., 2.500%, 01/31/18	590,550	0.5
1,869,774		Other Securities	1,901,676	1.7
			9,923,339	9.1
		Materials: 7.8%
400,000	#	Algoma Acquisition Corp., 9.875%, 06/15/15	312,000	0.3
373,944	#,&	ARD Finance SA, 11.125%, 06/01/18	398,250	0.4
200,000	#	Ardagh Packaging Finance PLC, 4.875%, 11/15/22	187,500	0.2
200,000	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	193,250	0.2
165,000	#	Bombardier, Inc., 6.125%, 01/15/23	164,587	0.2
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	143,775	0.1
Principal Amount†			Value	Percentage of Net Assets
100,000	#	Clearwater Paper Corp., 4.500%, 02/01/23	$95,500	0.1
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	707,200	0.6
350,000	#	Eldorado Gold Corp., 6.125%, 12/15/20	339,500	0.3
60,000	#	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 6.625%, 04/15/20	60,150	0.1
320,000	#	IAMGOLD Corp., 6.750%, 10/01/20	272,000	0.3
150,000	#	JMC Steel Group, 8.250%, 03/15/18	147,375	0.1
350,000	#	Midwest Vanadium Pty Ltd., 11.500%, 02/15/18	259,000	0.2
325,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	329,875	0.3
80,000	#	Prince Mineral Holding Corp., 11.500%, 12/15/19	86,000	0.1
410,000	#	Resolute Forest Products, Inc., 5.875%, 05/15/23	367,975	0.3
235,000	#	Sappi Papier Holding GmbH, 8.375%, 06/15/19	248,806	0.2
165,000	#	Sealed Air Corp., 5.250%, 04/01/23	160,875	0.1
280,000		Steel Dynamics, Inc., 5.125%, 06/15/14	300,125	0.3
185,000	#	Steel Dynamics, Inc., 6.125%, 08/15/19	196,563	0.2
185,000	#	Steel Dynamics, Inc., 6.375%, 08/15/22	196,100	0.1
480,000		Texas Industries, Inc., 9.250%, 08/15/20	519,600	0.5
310,000	#	Tronox Finance, LLC, 6.375%, 08/15/20	293,725	0.3
120,000	#	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19	123,000	0.1
2,374,000		Other Securities	2,394,956	2.2
			8,497,687	7.8
		Telecommunication Services: 4.2%
738,000		Cincinnati Bell, Inc., 8.250%-8.375%, 10/15/17-10/15/20	769,455	0.7
160,000	#	DigitalGlobe, Inc., 5.250%, 02/01/21	154,400	0.2
555,000		Frontier Communications Corp., 8.750%, 04/15/22	607,725	0.5
445,000		Frontier Communications Corp., 8.500%-9.250%, 04/15/20-07/01/21	500,837	0.5
250,000	#	Intelsat Jackson Holdings SA, 6.625%, 12/15/22	243,750	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Telecommunication Services (continued)
200,000	#	Intelsat Luxembourg SA, 7.750%, 06/01/21	$202,750	0.2
1,010,000		Windstream Corp., 7.500%-7.750%, 10/15/20-06/01/22	1,043,500	1.0
2,482,097		Other Securities	1,024,311	0.9
			4,546,728	4.2
		Utilities: 1.4%
775,000		NRG Energy, Inc., 7.625%-7.875%, 01/15/18-05/15/21	825,125	0.7
200,000	#	SunPower Corp., 0.750%, 06/01/18	207,628	0.2
100,000	#	Texas Competitive Electric Holdings Co., LLC, 11.500%, 10/01/20	75,250	0.1
505,555		Other Securities	472,760	0.4
			1,580,763	1.4
		Total Corporate Bonds/Notes (Cost $86,472,506)	89,485,713	82.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
100,000	#	Extended Stay America Trust, 7.625%, 12/05/19	100,465	0.1
1,000,000	#	Timberstar Trust, 7.530%, 10/15/36	1,020,062	0.9
		Total Collateralized Mortgage Obligations (Cost $1,112,583)	1,120,527	1.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: 10.6%
		Consumer Discretionary: 0.4%
7,209		Other Securities	$472,117	0.4
		Consumer Staples: 0.1%
14,913	@	Alliance One International, Inc.	56,669	0.1
		Energy: 0.6%
26,326		Other Securities	628,754	0.6
		Financials: 0.8%
45,484	@	Forest City Enterprises, Inc.	814,618	0.7
3,921		Other Securities	79,510	0.1
			894,128	0.8
Shares			Value	Percentage of Net Assets
		Health Care: 3.3%
7,962		Aetna, Inc.	$505,905	0.5
5,011	@	Alere, Inc.	853,961	0.8
11,045		Thermo Fisher Scientific, Inc.	934,738	0.9
4,850	@	Waters Corp.	485,243	0.4
8,721		Other Securities	764,062	0.7
			3,543,909	3.3
		Industrials: 2.1%
89,527		Other Securities	2,282,148	2.1
		Information Technology: 1.4%
78,115		Other Securities	1,544,881	1.4
		Materials: 1.7%
12,892	@	LyondellBasell Industries NV Class A	854,224	0.8
120,028		Other Securities	1,016,309	0.9
			1,870,533	1.7
		Telecommunication Services: 0.2%
28,800		Windstream Corp.	222,048	0.2
		Total Common Stock (Cost $7,262,415)	11,515,187	10.6
PREFERRED STOCK: 2.6%
		Consumer Discretionary: 0.6%
7,900	@	Sealy Corp.	626,075	0.6
		Energy: 0.7%
20,716		Other Securities	743,846	0.7
		Financials: 0.8%
325	#,@,P	Ally Financial, Inc.	308,923	0.3
775	#,@	Perseus Holding Corp.	63,938	0.0
16,000		Other Securities	501,212	0.5
			874,073	0.8
		Industrials: 0.3%
2,200	@,P	General Cable Corp.	338,662	0.3
		Utilities: 0.2%
12,000		Other Securities	288,960	0.2
		Total Preferred Stock (Cost $3,446,285)	2,871,616	2.6
RIGHTS: 0.0%
		Materials: 0.0%
91,233		Other Securities	2,099	0.0
		Total Rights (Cost $—)	2,099	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
WARRANTS: 0.2%
		Consumer Discretionary: 0.0%
197		Other Securities	$11,910	0.0
		Energy: 0.0%
75	#,@	Green Field Energy Services, Inc.	4,500	0.0
		Industrials: 0.2%
3,874,272		Other Securities	209,211	0.2
		Information Technology: —%
840		Other Securities	—	—
		Total Warrants (Cost $365,026)	225,621	0.2
		Total Long-Term Investments (Cost $98,658,815)	105,220,763	96.4
SHORT-TERM INVESTMENTS: 2.4%
		Mutual Funds: 2.4%
2,622,071		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,622,071)	2,622,071	2.4
		Total Short-Term Investments (Cost $2,622,071)	2,622,071	2.4
		Total Investments in Securities (Cost $101,280,886)	$107,842,834	98.8
		Assets in Excess of Other Liabilities	1,338,927	1.2
		Net Assets	$109,181,761	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@  Non-income producing security

&  Payment-in-kind

P  Preferred Stock may be called prior to convertible date.

±  Defaulted security

  Cost for federal income tax purposes is $101,642,905.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$10,648,369
Gross Unrealized Depreciation	(4,448,440)
Net Unrealized Appreciation	$6,199,929

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$472,117	$—	$—	$472,117
Consumer Staples	56,669	—	—	56,669
Energy	628,754	—	—	628,754
Financials	890,438	—	3,690	894,128
Health Care	3,543,909	—	—	3,543,909
Industrials	2,282,148	—	—	2,282,148
Information Technology	1,544,881	—	—	1,544,881
Materials	1,870,533	—	—	1,870,533
Telecommunication Services	222,048	—	—	222,048
Total Common Stock	11,511,497	—	3,690	11,515,187
Preferred Stock	288,960	2,518,718	63,938	2,871,616
Rights	2,099	—	—	2,099
Warrants	16,410	209,211	—	225,621
Corporate Bonds/Notes	—	89,219,163	266,550	89,485,713
Collateralized Mortgage Obligations	—	1,120,527	—	1,120,527
Short-Term Investments	2,622,071	—	—	2,622,071
Total Investments, at fair value	$14,441,037	$93,067,619	$334,178	$107,842,834

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Consumer Discretionary	23.0%
Information Technology	18.6%
Industrials	16.1%
Health Care	15.8%
Financials	7.0%
Consumer Staples	5.8%
Materials	5.7%
Energy	5.5%
Telecommunication Services	1.8%
Utilities	0.3%
Assets in Excess of Other Liabilities*	0.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 23.0%
12,300	@	Autozone, Inc.	$5,211,387	0.7
61,300	@	Bed Bath & Beyond, Inc.	4,346,170	0.6
120,300	@	Carmax, Inc.	5,553,048	0.7
35,700	@	Charter Communications, Inc.	4,421,445	0.6
11,100	@	Chipotle Mexican Grill, Inc.	4,044,285	0.5
79,250	@	Discovery Communications, Inc. - Class C	5,520,555	0.7
82,900	@	Dollar General Corp.	4,180,647	0.6
95,100	@	Dollar Tree, Inc.	4,834,884	0.6
81,200		L Brands, Inc.	3,999,100	0.5
104,212		Marriott International, Inc.	4,207,038	0.6
128,800		Mattel, Inc.	5,835,928	0.8
84,400		McGraw-Hill Cos., Inc.	4,489,236	0.6
65,219	@	Michael Kors Holdings Ltd.	4,044,882	0.5
97,700		Omnicom Group, Inc.	6,142,399	0.8
52,300	@	O'Reilly Automotive, Inc.	5,890,026	0.8
86,200		Ross Stores, Inc.	5,586,622	0.7
83,900		Starwood Hotels & Resorts Worldwide, Inc.	5,301,641	0.7
82,150		Tim Hortons, Inc.	4,446,780	0.6
30,900		Wynn Resorts Ltd.	3,955,200	0.5
2,156,322		Other Securities (a)	82,856,202	10.9
			174,867,475	23.0
		Consumer Staples: 5.8%
59,700		McCormick & Co., Inc.	4,200,492	0.5
99,000		Whole Foods Market, Inc.	5,096,520	0.7
653,650		Other Securities	35,013,114	4.6
			44,310,126	5.8
Shares			Value	Percentage of Net Assets
		Energy: 5.5%
67,700		Range Resources Corp.	$5,234,564	0.7
898,800		Other Securities (a)	36,950,855	4.8
			42,185,419	5.5
		Financials: 7.0%
24,200	@	Intercontinental Exchange, Inc.	4,301,792	0.6
1,481,446		Other Securities	49,156,512	6.4
			53,458,304	7.0
		Health Care: 15.8%
67,000	@	Alexion Pharmaceuticals, Inc.	6,180,080	0.8
112,500		AmerisourceBergen Corp.	6,280,875	0.8
122,650	@	Catamaran Corp.	5,975,508	0.8
34,400	@	DaVita, Inc.	4,155,520	0.5
42,500	@	Laboratory Corp. of America Holdings	4,254,250	0.6
20,900	@	Mettler Toledo International, Inc.	4,205,080	0.6
29,300	@	Regeneron Pharmaceuticals, Inc.	6,588,984	0.9
66,900	@	Vertex Pharmaceuticals, Inc.	5,343,303	0.7
1,553,550		Other Securities (a)	77,258,510	10.1
			120,242,110	15.8
		Industrials: 16.1%
31,200	@	Copa Holdings S.A.	4,090,944	0.5
44,400	@	IHS, Inc.	4,634,472	0.6
44,800		Kansas City Southern	4,747,008	0.6
41,800		Roper Industries, Inc.	5,192,396	0.7
18,100		WW Grainger, Inc.	4,564,458	0.6
2,242,212		Other Securities (a)	99,694,435	13.1
			122,923,713	16.1

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 18.4%
131,100		Altera Corp.	$4,324,989	0.6
55,600		Amphenol Corp.	4,333,464	0.6
54,300	@,L	Concur Technologies, Inc.	4,418,934	0.6
89,900	@	Gartner, Inc.	5,123,401	0.7
80,300		Intuit, Inc.	4,900,709	0.6
120,000	@	Red Hat, Inc.	5,738,400	0.7
102,400	@	ServiceNow, Inc.	4,135,936	0.5
3,322,666		Other Securities (a)	107,304,237	14.1
			140,280,070	18.4
		Materials: 5.7%
111,500		Ball Corp.	4,631,710	0.6
53,800		Compass Minerals International, Inc.	4,547,714	0.6
27,100		PPG Industries, Inc.	3,967,711	0.5
67,700		Rockwood Holdings, Inc.	4,334,831	0.6
33,700		Sherwin-Williams Co.	5,951,420	0.8
562,282		Other Securities	20,028,538	2.6
			43,461,924	5.7
		Telecommunication Services: 1.8%
96,000	@	Crown Castle International Corp.	6,949,440	0.9
88,150	@	SBA Communications Corp.	6,533,678	0.9
			13,483,118	1.8
		Utilities: 0.3%
112,700		Other Securities	2,392,621	0.3
		Total Common Stock (Cost $529,512,155)	757,604,880	99.4
PREFERRED STOCK: 0.2%
		Information Technology: 0.2%
143,130		Other Securities	1,100,918	0.2
		Total Preferred Stock (Cost $1,295,198)	1,100,918	0.2
		Total Long-Term Investments (Cost $530,807,353)	758,705,798	99.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc(1): 2.1%
666,951	Barclays Bank PLC, Repurchase Agreement dated 06/28/13, 0.10%, due 07/01/13 (Repurchase Amount $666,956, collateralized by various U.S. Government Securities, 0.000%-0.875%, Market Value plus accrued interest $680,290, due 07/31/13-08/15/26)	$666,951	0.1
147,071	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $147,074, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $150,012, due 07/15/13-05/01/51)	147,071	0.0
3,866,691	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $3,866,735, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $3,944,025, due 12/01/17-06/01/43)	3,866,691	0.5
3,866,691	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $3,866,770, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $3,944,025, due 06/01/17-03/01/48)	3,866,691	0.5

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
3,866,691	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $3,866,770, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $3,944,025, due 07/01/32-07/01/43)	$3,866,691	0.5
3,866,691	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $3,866,742, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,944,025, due 12/04/13-08/27/32)	3,866,691	0.5
		16,280,786	2.1
Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 0.1%
405,145	T. Rowe Price Reserve Investment Fund (Cost $405,145)	$405,145	0.1
	Total Short-Term Investments (Cost $16,685,931)	16,685,931	2.2
	Total Investments in Securities (Cost $547,493,284)	$775,391,729	101.8
	Liabilities in Excess of Other Assets	(13,369,141)	(1.8)
	Net Assets	$762,022,588	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $547,810,092.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$247,178,999
Gross Unrealized Depreciation	(19,597,362)
Net Unrealized Appreciation	$227,581,637

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$174,867,475	$—	$—	$174,867,475
Consumer Staples	44,310,126	—	—	44,310,126
Energy	42,185,419	—	—	42,185,419
Financials	53,458,304	—	—	53,458,304
Health Care	117,026,110	3,216,000	—	120,242,110
Industrials	122,923,713	—	—	122,923,713
Information Technology	139,258,981	—	1,021,089	140,280,070
Materials	41,320,724	2,141,200	—	43,461,924
Telecommunication Services	13,483,118	—	—	13,483,118
Utilities	2,392,621	—	—	2,392,621
Total Common Stock	751,226,591	5,357,200	1,021,089	757,604,880
Preferred Stock	—	—	1,100,918	1,100,918
Short-Term Investments	405,145	16,280,786	—	16,685,931
Total Investments, at fair value	$751,631,736	$21,637,986	$2,122,007	$775,391,729

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$1,812,683	$31,331,866	$(32,739,404)	$—	$405,145	$294	$—	$—
	$1,812,683	$31,331,866	$(32,739,404)	$—	$405,145	$294	$—	$—

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Consumer Discretionary	27.1%
Information Technology	18.8%
Industrials	11.8%
Health Care	11.5%
Financials	11.2%
Consumer Staples	7.1%
Energy	5.0%
Materials	3.7%
Telecommunication Services	3.2%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 27.1%
209,000	@	Amazon.com, Inc.	$58,037,210	4.5
27,900	@	Autozone, Inc.	11,820,951	0.9
199,600	@	Carmax, Inc.	9,213,536	0.7
34,300	@	Chipotle Mexican Grill, Inc.	12,497,205	1.0
331,600		Home Depot, Inc.	25,689,052	2.0
249,300		Las Vegas Sands Corp.	13,195,449	1.0
148,000	@	Lululemon Athletica, Inc.	9,696,960	0.7
57,200	@	NetFlix, Inc.	12,074,348	0.9
40,359	@	Priceline.com, Inc.	33,382,140	2.6
326,200		Starbucks Corp.	21,362,838	1.7
141,600		Starwood Hotels & Resorts Worldwide, Inc.	8,947,704	0.7
98,800	@,L	Tesla Motors, Inc.	10,614,084	0.8
73,500		Tractor Supply Co.	8,644,335	0.7
3,031,445		Other Securities	114,760,234	8.9
			349,936,046	27.1
		Consumer Staples: 7.1%
89,000		Costco Wholesale Corp.	9,840,730	0.7
231,900		CVS Caremark Corp.	13,260,042	1.0
125,900	@	Green Mountain Coffee Roasters, Inc.	9,450,054	0.7
242,800		Whole Foods Market, Inc.	12,499,344	1.0
726,827		Other Securities (a)	47,417,440	3.7
			92,467,610	7.1
		Energy: 5.0%
159,000	@	FMC Technologies, Inc.	8,853,120	0.7
61,100		Pioneer Natural Resources Co.	8,844,225	0.7
Shares			Value	Percentage of Net Assets
151,300		Range Resources Corp.	$11,698,516	0.9
451,200		Other Securities	35,494,006	2.7
			64,889,867	5.0
		Financials: 11.2%
212,000		American Express Co.	15,849,120	1.2
340,200		American Tower Corp.	24,892,434	1.9
345,500	@	Invesco Ltd.	10,986,900	0.9
57,900		Mastercard, Inc.	33,263,550	2.6
197,800		Visa, Inc.	36,147,950	2.8
341,508		Other Securities	23,750,609	1.8
			144,890,563	11.2
		Health Care: 11.5%
104,100	@	Biogen Idec, Inc.	22,402,320	1.7
94,858	@	Celgene Corp.	11,089,849	0.9
591,600	@	Gilead Sciences, Inc.	30,295,836	2.3
142,800		McKesson Corp.	16,350,600	1.3
124,100	@	Valeant Pharmaceuticals International	10,682,528	0.8
658,795		Other Securities	57,493,338	4.5
			148,314,471	11.5
		Industrials: 11.8%
98,700		Boeing Co.	10,110,828	0.8
459,500		Danaher Corp.	29,086,350	2.2
333,400		Fastenal Co.	15,286,390	1.2
139,500		Kansas City Southern	14,781,420	1.1
125,700		Precision Castparts Corp.	28,409,457	2.2
113,600		Roper Industries, Inc.	14,111,392	1.1
80,900		Union Pacific Corp.	12,481,252	1.0
110,000		United Parcel Service, Inc. - Class B	9,512,800	0.7
484,840		Other Securities	19,218,426	1.5
			152,998,315	11.8

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 18.8%
149,900	@	Accenture PLC	$10,786,804	0.8
32,300		Apple, Inc.	12,793,384	1.0
573,300	@	eBay, Inc.	29,651,076	2.3
85,850	@	Google, Inc. - Class A	75,579,764	5.9
73,700	@	LinkedIn Corp.	13,140,710	1.0
281,200		Qualcomm, Inc.	17,175,696	1.3
185,600	@	Red Hat, Inc.	8,875,392	0.7
334,664	@	Salesforce.com, Inc.	12,777,472	1.0
1,518,264		Other Securities	62,401,168	4.8
			243,181,466	18.8
		Materials: 3.7%
149,400		Ecolab, Inc.	12,727,386	1.0
118,500		Praxair, Inc.	13,646,460	1.0
80,000		Sherwin-Williams Co.	14,128,000	1.1
105,200		Other Securities	7,663,864	0.6
			48,165,710	3.7
		Telecommunication Services: 3.2%
489,612	@	Crown Castle International Corp.	35,443,013	2.8
73,800		Other Securities	5,470,056	0.4
			40,913,069	3.2
		Total Common Stock (Cost $943,984,183)	1,285,757,117	99.4
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Securities Lending Collateralcc(1): 0.8%
2,376,838		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $2,376,865, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $2,424,375, due 12/01/17-06/01/43)	$2,376,838	0.2
Principal Amount†		Value	Percentage of Net Assets
2,376,838	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $2,376,887, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $2,424,375, due 06/01/17-03/01/48)	$2,376,838	0.2
2,376,838	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $2,376,887, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $2,424,375, due 07/01/32-07/01/43)	2,376,838	0.2
500,375	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $500,380, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $510,395, due 01/15/25-02/15/43)	500,375	0.0
2,376,838	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,376,869, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $2,424,375, due 12/04/13-08/27/32)	2,376,838	0.2
		10,007,727	0.8

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 0.7%
9,123,642	T. Rowe Price Reserve Investment Fund (Cost $9,123,642)	$9,123,642	0.7
	Total Short-Term Investments (Cost $19,131,369)	19,131,369	1.5
	Total Investments in Securities (Cost $963,115,552)	$1,304,888,486	100.9
	Liabilities in Excess of Other Assets	(12,176,878)	(0.9)
	Net Assets	$1,292,711,608	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $966,321,683.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$351,196,354
Gross Unrealized Depreciation	(12,629,551)
Net Unrealized Appreciation	$338,566,803

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$339,241,534	$10,694,512	$—	$349,936,046
Consumer Staples	78,624,050	13,843,560	—	92,467,610
Energy	64,889,867	—	—	64,889,867
Financials	144,890,563	—	—	144,890,563
Health Care	138,026,952	10,287,519	—	148,314,471
Industrials	152,998,315	—	—	152,998,315
Information Technology	236,364,997	3,401,014	3,415,455	243,181,466
Materials	48,165,710	—	—	48,165,710
Telecommunication Services	40,913,069	—	—	40,913,069
Total Common Stock	1,244,115,057	38,226,605	3,415,455	1,285,757,117
Short-Term Investments	9,123,642	10,007,727	—	19,131,369
Total Investments, at fair value	$1,253,238,699	$48,234,332	$3,415,455	$1,304,888,486
Liabilities Table
Other Financial Instruments+
Short Positions	$(829,643)	$—	$—	$(829,643)
Total Liabilities	$(829,643)	$—	$—	$(829,643)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$13,324,410	$166,460,673	$(170,661,441)	$—	$9,123,642	$4,557	$—	$—
	$13,324,410	$166,460,673	$(170,661,441)	$—	$9,123,642	$4,557	$—	$—

The following short positions were held by the ING T. Rowe Price Growth Equity Portfolio at June 30, 2013:

Shares	Description	Fair Value
(54,225)	News Corp./New	$(829,643)
	Proceeds $(836,943)	$(829,643)

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Geographic Diversification
as of June 30, 2013
(as a percentage of net assets)

United Kingdom	19.9%
France	12.5%
Germany	10.9%
Switzerland	8.3%
Netherlands	7.4%
Japan	6.5%
South Korea	3.9%
China	3.4%
Italy	3.3%
Singapore	3.2%
Countries between 0.1% - 3.0%^	17.1%
Assets in Excess of Other Liabilities*	3.6%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 10 countries, which each represents 0.1% - 3.0% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Austria: 0.1%
159,152		Other Securities	$1,007,151	0.1
		Brazil: 0.8%
591,887		Other Securities	7,646,428	0.8
		Canada: 2.1%
1,087,500		Talisman Energy, Inc.	12,408,481	1.4
176,330		Other Securities	6,723,463	0.7
			19,131,944	2.1
		China: 3.4%
1,077,000		China Mobile Ltd.	11,154,333	1.2
18,184,000		China Telecom Corp., Ltd.	8,672,516	1.0
14,733,153		Other Securities	11,227,728	1.2
			31,054,577	3.4
		France: 12.5%
877,886		AXA S.A.	17,305,420	1.9
282,448		BNP Paribas	15,462,549	1.7
172,004	L	Cie Generale des Etablissements Michelin	15,379,819	1.7
265,111		Sanofi	27,407,180	3.0
311,494	L	Total S.A.	15,214,279	1.7
1,154,830		Other Securities	22,577,978	2.5
			113,347,225	12.5
		Germany: 10.9%
133,831		Bayer AG	14,248,994	1.6
199,265		HeidelbergCement AG	13,350,865	1.5
1,624,255		Infineon Technologies AG	13,596,430	1.5
95,179		Merck KGaA	14,474,728	1.6
Shares			Value	Percentage of Net Assets
54,987		Muenchener Rueckversicherungs AG	$10,101,757	1.1
136,610		Siemens AG	13,833,538	1.5
800,150		Other Securities	19,145,172	2.1
			98,751,484	10.9
		Hong Kong: 3.0%
2,691,700		AIA Group Ltd.	11,340,135	1.3
1,374,500		Other Securities	15,724,791	1.7
			27,064,926	3.0
		India: 1.6%
686,608		Other Securities	14,216,412	1.6
		Italy: 3.3%
701,436		ENI S.p.A.	14,396,176	1.6
5,352,423		Intesa Sanpaolo S.p.A.	8,566,726	0.9
1,540,476		Other Securities	7,201,512	0.8
			30,164,414	3.3
		Japan: 6.5%
1,044,200		Itochu Corp.	12,075,020	1.4
902,600		Nissan Motor Co., Ltd.	9,046,408	1.0
289,000		Toyota Motor Corp.	17,431,857	1.9
397,700		Trend Micro, Inc.	12,643,972	1.4
317,400		Other Securities	7,415,733	0.8
			58,612,990	6.5
		Netherlands: 7.4%
251,198		Akzo Nobel NV	14,174,034	1.6
326,295		Koninklijke Philips Electronics NV	8,895,116	1.0
426,076		Royal Dutch Shell PLC - Class B	14,111,273	1.5
547,595	@	SBM Offshore NV	9,231,905	1.0

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Netherlands (continued)
1,209,810		TNT Express NV	$9,064,235	1.0
289,818		Other Securities	11,694,809	1.3
			67,171,372	7.4
		Norway: 3.0%
517,254		Statoil ASA	10,685,470	1.2
852,633		Telenor ASA	16,935,861	1.8
			27,621,331	3.0
		Portugal: 0.8%
509,150		Other Securities	7,547,607	0.8
		Singapore: 3.2%
1,204,582		DBS Group Holdings Ltd.	14,657,235	1.6
4,822,000		Singapore Telecommunications Ltd.	14,281,878	1.6
			28,939,113	3.2
		South Korea: 3.9%
60,550		POSCO ADR	3,940,594	0.4
18,374		POSCO	4,789,299	0.5
33,521		Samsung Electronics Co., Ltd. GDR	19,480,609	2.2
255,418		Other Securities	7,568,035	0.8
			35,778,537	3.9
		Spain: 2.7%
977,685	@	Telefonica S.A.	12,578,241	1.4
398,244		Other Securities	12,096,457	1.3
			24,674,698	2.7
		Sweden: 2.2%
1,338,790		Telefonaktiebolaget LM Ericsson	15,181,650	1.7
157,550		Other Securities	4,783,366	0.5
			19,965,016	2.2
		Switzerland: 8.3%
570,361	@	Credit Suisse Group	15,099,786	1.7
165,337		Novartis AG	11,710,910	1.3
87,466		Roche Holding AG - Genusschein	21,708,829	2.4
170,175		Swiss Re Ltd.	12,661,174	1.4
432,730		Other Securities	14,061,222	1.5
			75,241,921	8.3
		Taiwan: 0.8%
1,899,251		Other Securities	6,875,471	0.8
Shares			Value	Percentage of Net Assets
		United Kingdom: 19.9%
1,716,345		Aviva PLC	$8,846,348	1.0
2,115,333		BAE Systems PLC	12,318,684	1.3
1,335,954		BP PLC	9,271,504	1.0
577,434		CRH PLC	11,716,895	1.3
959,446		GlaxoSmithKline PLC	23,982,678	2.6
1,512,000		HSBC Holdings PLC	15,672,290	1.7
2,682,318	@	International Consolidated Airlines Group SA	10,757,842	1.2
2,897,654		Kingfisher PLC	15,107,924	1.7
17,831,247	@	Lloyds TSB Group PLC	17,123,671	1.9
1,784,690		Marks & Spencer Group PLC	11,677,708	1.3
490,371		Standard Chartered PLC	10,646,208	1.2
2,143,930		Tesco PLC	10,796,501	1.2
6,072,769	@	Vodafone Group PLC	17,402,703	1.9
815,264		Other Securities	5,916,592	0.6
			181,237,548	19.9
		Total Common Stock (Cost $745,364,714)	876,050,165	96.4
RIGHTS: 0.0%
		Spain: 0.0%
407,890		Other Securities	227,237	0.0
		Total Rights (Cost $239,875)	227,237	0.0
		Total Long-Term Investments (Cost $745,604,589)	876,277,402	96.4
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
		Securities Lending Collateralcc(1): 3.2%
6,841,376		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $6,841,505, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $6,978,204, due 07/15/13-05/01/51)	$6,841,376	0.8

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
6,841,376	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $6,841,443, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $6,978,231, due 07/03/13-05/15/37)	$6,841,376	0.7
1,440,263	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,440,281, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $1,469,068, due 07/05/13-08/15/21)	1,440,263	0.2
6,841,376	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $6,841,460, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $6,978,204, due 06/01/18-04/01/43)	6,841,376	0.7
6,841,376	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $6,841,466, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $6,978,204, due 12/04/13-08/27/32)	6,841,376	0.8
		28,805,767	3.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
27,543,703	Bank of New York Institutional Cash Reserves Deposit (Cost $27,543,703)	$27,543,703	3.0
	Total Short-Term Investments (Cost $56,349,470)	56,349,470	6.2
	Total Investments in Securities (Cost $801,954,059)	$932,626,872	102.6
	Liabilities in Excess of Other Assets	(23,271,793)	(2.6)
	Net Assets	$909,355,079	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

  Cost for federal income tax purposes is $804,754,025.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$168,592,832
Gross Unrealized Depreciation	(40,719,985)
Net Unrealized Appreciation	$127,872,847
Sector Diversification	Percentage of Net Assets
Financials	22.8%
Health Care	13.0
Industrials	11.6
Energy	11.5
Telecommunication Services	10.0
Consumer Discretionary	8.9
Information Technology	8.1
Materials	6.9
Consumer Staples	2.3
Utilities	1.3
Short-Term Investments	6.2
Liabilities in Excess of Other Assets	(2.6)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock
Austria	$—	$1,007,151	$—	$1,007,151
Brazil	7,646,428	—	—	7,646,428
Canada	19,131,944	—	—	19,131,944
China	—	31,054,577	—	31,054,577
France	—	113,347,225	—	113,347,225
Germany	—	98,751,484	—	98,751,484
Hong Kong	3,162,765	23,902,161	—	27,064,926
India	6,678,909	7,537,503	—	14,216,412
Italy	—	30,164,414	—	30,164,414
Japan	—	58,612,990	—	58,612,990
Netherlands	—	67,171,372	—	67,171,372
Norway	—	27,621,331	—	27,621,331
Portugal	—	7,547,607	—	7,547,607
Singapore	—	28,939,113	—	28,939,113
South Korea	11,508,629	24,269,908	—	35,778,537
Spain	—	24,674,698	—	24,674,698
Sweden	—	19,965,016	—	19,965,016
Switzerland	—	75,241,921	—	75,241,921
Taiwan	—	6,875,471	—	6,875,471
United Kingdom	—	181,237,548	—	181,237,548
Total Common Stock	48,128,675	827,921,490	—	876,050,165
Rights	227,237	—	—	227,237
Short-Term Investments	—	56,349,470	—	56,349,470
Total Investments, at fair value	$48,355,912	$884,270,960	$—	$932,626,872

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Partners, Inc. Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1  To approve a new investment advisory agreement for certain portfolios with DSL prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

4  To approve a new investment sub-advisory agreement between DSL or ING Investments, as applicable, and ING IM with respect to the certain Portfolios prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control events that occur as part of the Separation Plan.

5  To elect 13 nominees to the Board.

8  To approve a modification to the current manager-of-managers policy to permit DSL or ING Investments, as applicable, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio's shareholders.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING American Century Small-Mid Cap Value Portfolio	1	*	5,436,819.000	391,894.000	381,329.000	13,176.025	6,223,218.025
	Proposal		For All	Withhold All	For all Except	non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	5,990,678.525	232,539.50	0.000	0.000	6,223,218.025
John V. Boyer	5	*	5,958,405.525	264,812.50	0.000	0.000	6,223,218.025
Patricia W. Chadwick	5	*	5,957,750.525	265,467.50	0.000	0.000	6,223,218.025
Albert E. DePrince, Jr.	5	*	5,976,042.525	247,175.50	0.000	0.000	6,223,218.025
Peter S. Drotch	5	*	5,979,336.525	243,881.50	0.000	0.000	6,223,218.025
J. Michael Earley	5	*	6,036,101.525	187,116.50	0.000	0.000	6,223,218.025
Martin J. Gavin	5	*	5,996,395.525	226,822.50	0.000	0.000	6,223,218.025
Russell H. Jones	5	*	5,865,725.525	357,492.50	0.000	0.000	6,223,218.025
Patrick W. Kenny	5	*	5,904,850.525	318,367.50	0.000	0.000	6,223,218.025
Shaun P. Mathews	5	*	6,031,800.525	191,417.50	0.000	0.000	6,223,218.025
Joseph E. Obermeyer	5	*	5,955,151.525	268,066.50	0.000	0.000	6,223,218.025
Sheryl K. Pressler	5	*	6,034,800.525	188,417.50	0.000	0.000	6,223,218.025
Roger B. Vincent	5	*	5,941,703.525	281,514.50	0.000	0.000	6,223,218.025
	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	8	*	5,161,738.500	625,746.500	422,556.500	13,176.525	6,223,218.025

Proposals deferred; adjourned to April 26, 2013

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Baron Growth Portfolio	1	*	20,873,202.000	1,454,577.000	1,573,385.000	930.161	23,902,094.161
	8	*	19,806,342.750	2,365,428.750	1,729,392.750	929.911	23,902,094.161

*  Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Columbian Contrarian Core Portfolio	1	*	16,248,465.000	917,634.000	1,528,558.000	0.000	18,694,657.000
	8	*	15,546,265.000	1,425,358.000	1,723,034.000	0.000	18,694,657.000

*  Proposals Passed

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Columbia Small Cap Value II Portfolio	1	*	11,064,711.000	581,358.000	902,237.000	658.373	12,548,964.373
	8	*	10,529,182.750	1,143,112.750	876,010.750	658.123	12,548,964.373

*  Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Global Bond Portfolio	1	*	19,038,135.000	1,072,423.000	2,101,706.000	4,616.204	22,216,880.204
	4	*	18,646,729.250	1,340,939.250	2,224,595.250	4,616.454	22,216,880.204
	8	*	18,016,682.250	2,221,447.250	1,974,134.250	4,616.454	22,216,880.204

*  Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Invesco Comstock Portfolio	1	*	20,681,750.000	1,220,670.000	1,806,432.000	11,929.145	23,720,781.145
	8	*	19,941,070.750	1,992,335.750	1,775,445.750	11,928.895	23,720,781.145

*  Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Invesco Equity and Income Portfolio	1	*	11,797,389.000	509,594.000	1,176,917.000	0.000	13,483,900.000
	8	*	11,457,303.667	1,011,552.667	1,015,043.666	0.000	13,483,900.000

*  Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING JPMorgan Mid Cap Value Portfolio	1	*	14,320,083.000	1,066,273.000	1,396,709.000	0.000	16,783,065.000
	8	*	13,093,562.334	2,122,858.333	1,566,644.333	0.000	16,783,065.000

*  Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Oppenheimer Global Portfolio	1	*	53,524,524.000	4,597,516.000	5,754,123.000	3,706.074	63,879,869.074
	8	*	49,841,547.500	8,517,710.500	5,516,905.500	3,705.574	63,879,869.074

*  Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING PIMCO Total Return Portfolio	1	*	27,460,671.000	2,233,571.000	2,007,611.000	0.000	31,701,853.000

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	29,889,377.000	1,812,476.000	0.000	0.000	31,701,853.000
John V. Boyer	5	*	29,762,133.000	1,939,720.000	0.000	0.000	31,701,853.000
Patricia W. Chadwick	5	*	29,857,716.000	1,844,137.000	0.000	0.000	31,701,853.000
Albert E. DePrince, Jr.	5	*	29,705,531.000	1,996,322.000	0.000	0.000	31,701,853.000
Peter S. Drotch	5	*	29,656,182.000	2,045,671.000	0.000	0.000	31,701,853.000
J. Michael Earley	5	*	29,758,859.000	1,942,994.000	0.000	0.000	31,701,853.000
Martin J. Gavin	5	*	29,749,381.000	1,952,472.000	0.000	0.000	31,701,853.000
Russell H. Jones	5	*	29,753,287.000	1,948,566.000	0.000	0.000	31,701,853.000
Patrick W. Kenny	5	*	29,673,679.000	2,028,174.000	0.000	0.000	31,701,853.000
Shaun P. Mathews	5	*	29,742,904.000	1,958,949.000	0.000	0.000	31,701,853.000
Joseph E. Obermeyer	5	*	29,756,918.000	1,944,935.000	0.000	0.000	31,701,853.000
Sheryl K. Pressler	5	*	29,858,449.000	1,843,404.000	0.000	0.000	31,701,853.000
Roger B. Vincent	5	*	29,688,781.000	2,013,072.000	0.000	0.000	31,701,853.000
	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	8	*	26,893,685.334	3,263,956.333	1,544,211.333	0.000	31,701,853.000

Proposals deferred; adjourned to April 26, 2013

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Pioneer High Yield Portfolio	1	*	8,256,330.000	283,451.000	596,133.000	0.000	9,135,914.000
	8	*	7,855,111.334	672,078.333	608,724.333	0.000	9,135,914.000

*  Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	1	*	49,980,925.000	4,397,165.000	4,813,704.000	315.670	59,192,109.670
	8	*	45,762,730.750	8,700,282.750	4,728,780.750	315.420	59,192,109.670

*  Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING T. Rowe Price Growth Equity Portfolio	1	*	8,138,125.306	786,140.317	819,583.895	1,167.660	9,745,017.178
	8	*	7,809,649.306	1,163,382.317	770,817.895	1,167.660	9,745,017.178

*  Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Templeton Foreign Equity Portfolio	1	*	72,832,502.090	3,841,291.805	6,993,705.773	1,460.485	83,668,960.153
	8	*	69,048,447.804	7,489,965.349	7,129,086.515	1,460.485	83,668,960.153

*  Proposals Passed

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

A special meeting of shareholders of the ING Partners, Inc. Registrant was held April 26, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING American Century Small-Mid Cap Value Portfolio	1*		5,799,123.000	385,702.000	397,556.000	13,176.025	6,595,557.025
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	6,260,525.025	335,032.000	0.000	0.000	6,595,557.025
John V. Boyer	5	*	6,237,352.025	358,205.000	0.000	0.000	6,595,557.025
Patricia W. Chadwick	5	*	6,236,696.025	358,861.000	0.000	0.000	6,595,557.025
Albert E. DePrince, Jr.	5	*	6,249,551.025	346,006.000	0.000	0.000	6,595,557.025
Peter S. Drotch	5	*	6,252,845.025	342,712.000	0.000	0.000	6,595,557.025
J. Michael Earley	5	*	6,296,635.025	298,922.000	0.000	0.000	6,595,557.025
Martin J. Gavin	5	*	6,266,489.025	329,068.000	0.000	0.000	6,595,557.025
Russell H. Jones	5	*	6,165,628.025	429,929.000	0.000	0.000	6,595,557.025
Patrick W. Kenny	5	*	6,195,700.025	399,857.000	0.000	0.000	6,595,557.025
Shaun P. Mathews	5	*	6,292,992.025	302,565.000	0.000	0.000	6,595,557.025
Joseph E. Obermeyer	5	*	6,237,732.025	357,825.000	0.000	0.000	6,595,557.025
Sheryl K. Pressler	5	*	6,300,283.025	295,274.000	0.000	0.000	6,595,557.025
Roger B. Vincent	5	*	6,228,557.025	367,000.000	0.000	0.000	6,595,557.025
	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	8	*	5,518,603.250	648,221.250	415,556.250	13,176.275	6,595,557.025

*  Proposals deferred; adjourned to May 13, 2013

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING PIMCO Total Return Portfolio	1	*	28,966,718.000	2,056,084.000	1,960,769.000	0.000	32,983,571.000
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	31,244,253.000	1,739,318.000	0.000	0.000	32,983,571.000
John V. Boyer	5	*	31,140,446.000	1,843,125.000	0.000	0.000	32,983,571.000
Patricia W. Chadwick	5	*	31,220,001.000	1,763,570.000	0.000	0.000	32,983,571.000
Albert E. DePrince, Jr.	5	*	31,091,887.000	1,891,684.000	0.000	0.000	32,983,571.000
Peter S. Drotch	5	*	31,050,261.000	1,933,310.000	0.000	0.000	32,983,571.000
J. Michael Earley	5	*	31,136,784.000	1,846,787.000	0.000	0.000	32,983,571.000
Martin J. Gavin	5	*	31,127,477.000	1,856,094.000	0.000	0.000	32,983,571.000
Russell H. Jones	5	*	31,133,135.000	1,850,436.000	0.000	0.000	32,983,571.000
Patrick W. Kenny	5	*	31,063,807.000	1,919,764.000	0.000	0.000	32,983,571.000
Shaun P. Mathews	5	*	31,124,524.000	1,859,047.000	0.000	0.000	32,983,571.000
Joseph E. Obermeyer	5	*	31,136,194.000	1,847,377.000	0.000	0.000	32,983,571.000
Sheryl K. Pressler	5	*	31,220,904.000	1,762,667.000	0.000	0.000	32,983,571.000
Roger B. Vincent	5	*	31,077,947.000	1,905,624.000	0.000	0.000	32,983,571.000
	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	8	*	28,070,203.667	3,289,073.667	1,624,293.666	0.000	32,983,571.000

*  Proposals deferred; adjourned to May 13, 2013

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

A special meeting of shareholders of the ING Partners, Inc. Registrant was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING American Century Small-Mid Cap Value Portfolio	1	*	7,742,417.000	333,407.000	672,135.000	13,176.025	8,761,135.025
	8	*	7,460,799.500	720,306.500	566,852.500	13,176.525	8,761,135.025

*  Proposals deferred; adjourned to May 31, 2013

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING PIMCO Total Return Portfolio	1	*	39,230,632.000	1,707,641.000	5,701,347.000	0.000	46,639,620.000
	8	*	38,221,554.667	2,841,222.667	5,576,842.666	0.000	46,639,620.000

*  Proposals deferred; adjourned to May 31, 2013

ING Partners, Inc.

	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	573,865,379.456	42,794,795.115	0.000	0.000	616,660,174.571
John V. Boyer	5	*	573,021,834.459	43,638,340.112	0.000	0.000	616,660,174.571
Patricia W. Chadwick	5	*	573,742,886.456	42,917,288.115	0.000	0.000	616,660,174.571
Albert E. DePrince, Jr.	5	*	572,335,768.456	44,324,406.115	0.000	0.000	616,660,174.571
Peter S. Drotch	5	*	572,632,629.459	44,027,545.112	0.000	0.000	616,660,174.571
J. Michael Earley	5	*	573,248,886.456	43,411,288.115	0.000	0.000	616,660,174.571
Martin J. Gavin	5	*	573,514,908.456	43,145,266.115	0.000	0.000	616,660,174.571
Russell H. Jones	5	*	572,951,237.459	43,708,937.112	0.000	0.000	616,660,174.571
Patrick W. Kenny	5	*	572,650,997.456	44,009,177.115	0.000	0.000	616,660,174.571
Shaun P. Mathews	5	*	573,234,679.456	43,425,495.115	0.000	0.000	616,660,174.571
Joseph E. Obermeyer	5	*	573,338,184.456	43,321,990.115	0.000	0.000	616,660,174.571
Sheryl K. Pressler	5	*	573,948,856.459	42,711,318.112	0.000	0.000	616,660,174.571
Roger B. Vincent	5	*	572,333,367.456	44,326,807.115	0.000	0.000	616,660,174.571

*  Proposal Passed

A special meeting of shareholders of the ING Partners, Inc. Registrant was held May 31, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING American Century Small-Mid Cap Value Portfolio	1	*	9,403,830.000	377,886.000	1,393,014.000	13,176.025	11,187,906.025
	8	*	9,088,130.500	728,865.500	1,357,733.500	13,176.525	11,187,906.025

*  Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING PIMCO Total Return Portfolio	1	*	44,909,745.000	1,876,756.000	7,951,061.000	0.000	54,737,562.000
	8	*	43,658,552.334	3,247,772.333	7,831,237.333	0.000	54,737,562.000

*  Proposals Passed

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY AGREEMENT WITH COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC ("CMIA") FOR ING COLUMBIA CONTRARIAN CORE PORTFOLIO (FORMERLY, ING DAVIS NEW YORK VENTURE PORTFOLIO)

At a meeting of the Board of ING Partners, Inc. on behalf of ING Columbia Contrarian Core Portfolio ("Portfolio"), formerly the ING Davis New York Venture Portfolio, held on January 10, 2013, the Board, including a majority of the Independent Directors, determined to remove Davis Selected Advisers L.P. ("Davis") as the sub-adviser to the Portfolio and replace Davis with Columbia Management Investment Advisers, LLC ("CMIA"). The Board considered management's recommendation regarding the change in sub-advisers to address the Board's concern regarding performance. In determining whether to approve the new sub-advisory contract with respect to the Portfolio (the "New Sub-Advisory Contract"), the Board received and evaluated such information as it deemed necessary for an informed determination of whether the New Sub-Advisory Contract should be approved for the Portfolio.

The materials provided to the Board to inform its consideration of whether to approve the New Sub-Advisory Contract with CMIA included the following: (1) CMIA's presentation before the Domestic Equity Funds Investment Review Committee at its January 2013 meeting; (2) memoranda and related materials provided to the Board in advance of its January 10, 2013 meeting discussing: (a) the performance of CMIA in managing its contrarian core investment strategy, an investment style that is similar to its proposed management of the Portfolio (with such performance being compared against relevant benchmark indices and Morningstar Category averages), and (b) CMIA's considerable firm-wide resources, investment philosophy, and overall investment process; (3) Fund Analysis and Comparison Tables for the Portfolio that provide information about the performance and projected net expense ratio of the Portfolio as compared with a representative group of variable products mutual funds with similar investment programs to the investment program of the Portfolio as modified in connection with the appointment of CMIA, selected based upon and the performance of the Portfolio's comparable selected peer group ("Selected Peer

Group"); (4) CMIA's responses to inquiries from K&L Gates LLP ("K&L Gates"), counsel to the Independent Directors; (5) supporting documentation, including copies of the form of the New Sub-Advisory Contract with CMIA; and (6) other information relevant to the Board's evaluation.

In reaching its decision to engage the Sub-Adviser the Board, including a majority of the Independent Directors, considered a number of factors including, but not limited to, the following: (1) Directed Services LLC's ("DSL") view with respect to the reputation of CMIA in managing the investment strategies proposed for the Portfolio; (2) the strength and reputation of CMIA in the industry; (3) the nature, extent and quality of the services to be provided by CMIA under the New Sub-Advisory Contract; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies, and resources of CMIA and its fit among the stable of managers in the ING funds complex; (5) the fairness of the compensation under the New Sub-Advisory Contract in light of the services to be provided by CMIA; (6) the sub-advisory fee rates payable by DSL to CMIA; (7) CMIA's operations and compliance programs, including the policies and procedures intended to assure compliance with the Federal securities laws; (8) the appropriateness of the selection of the Sub-Advisers in light of the Portfolio's proposed investment objective and investor base; and (9) CMIA's Code of Ethics, which had previously been approved by the Board, and related procedures for complying with the Code.

After its deliberation, the Board reached the following conclusions: (1) CMIA should be appointed to serve as sub-adviser to the Portfolio under the New Sub-Advisory Contract; (2) the sub-advisory fee rates payable by DSL to CMIA are reasonable in the context of all factors considered by the Board; and (3) CMIA maintains appropriate compliance programs, with this conclusion based upon, among other things, a representation from the Portfolio's Chief Compliance Officer that CMIA's compliance policies and procedures are reasonably designed to assure compliance with the federal securities laws. Based on these conclusions and other factors, the Board voted to approve the New Sub-Advisory Contract for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS IN CONNECTION WITH THE SEPARATION PLAN FOR ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO, ING BARON GROWTH PORTFOLIO, ING COLUMBIA SMALL CAP VALUE II PORTFOLIO, ING COLUMBIA CONTRARIAN CORE PORTFOLIO (FORMERLY, ING DAVIS NEW YORK VENTURE PORTFOLIO), ING GLOBAL BOND PORTFOLIO, ING INVESCO COMSTOCK PORTFOLIO (FORMERLY, ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO), ING INVESCO EQUITY AND INCOME PORTFOLIO (FORMERLY, ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO), ING JPMORGAN MID CAP VALUE PORTFOLIO, ING OPPENHEIMER GLOBAL PORTFOLIO, ING PIMCO TOTAL RETURN PORTFOLIO, ING PIONEER HIGH YIELD PORTFOLIO, ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO, ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO, AND ING TEMPLETON FOREIGN EQUITY PORTFOLIO (EACH A "PORTFOLIO" AND, COLLECTIVELY THE "PORTFOLIOS")

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), provides that, when the Portfolios, each a series of ING Partners, Inc. (the "Company"), enter into new investment advisory contracts ("Advisory Contracts") with ING Investments, LLC ("ING Investments") or Directed Services LLC ("Directed Services") (each an "Adviser" and, collectively the "Advisers"), as applicable, and new sub-advisory contracts ("Sub-Advisory Contracts") (together, the "Advisory and Sub-Advisory Contracts") between the Advisers and Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC), ING Investment Management Co. LLC ("ING IM"), Invesco Advisers, Inc., J.P. Morgan Investment Management Inc., Oppenheimer Funds, Inc., Pacific Investment Management Company LLC, Pioneer Investment Management, Inc., and T. Rowe Price Associates, Inc., the sub-advisers to the Portfolios (each a "Sub-Adviser" and collectively, the "Sub-Advisers"), as applicable, the Board of Directors (the "Board") of the Company, including a majority of the Board members who have no direct or indirect interest in the Advisory and Sub-Advisory Contracts, and who are not "interested persons" of the series, as such term is defined under the 1940 Act (the "Independent Directors"), must approve the new arrangements. Discussed below are certain factors that the Board considered at meetings held on January 10, 2013 (for the Advisory Contracts and Sub-Advisory Contracts with parties that are affiliated with the Adviser) and on March 7, 2013 (for Sub-Advisory Contracts with third parties that are not affiliated with the Adviser) in determining whether to approve new advisory and sub-advisory arrangements for the Portfolios in connection with the Separation Plan, as defined and discussed below.

The Board noted that pursuant to an agreement with the European Commission, ING Groep N.V. ("ING Groep"), the ultimate parent company of the Advisers and ING IM, has announced its intention to divest ING U.S., Inc. ("ING U.S."), its U.S.-based insurance, retirement services, and investment management operations, which include the Advisers and ING IM, into an independent, standalone company by the end of 2016 (such divestment, the "Separation Plan"). ING U.S. is a wholly owned, indirect subsidiary of ING Groep and a parent company of the Advisers and ING IM. The Board further noted that the Separation Plan may result in the Advisers' and ING IM's loss of access to the services and resources of their ultimate parent company, which could adversely affect their businesses and profitability. The Board recognized that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control. If a change of control is deemed to take place, the investment advisory and sub-advisory agreements for the investment companies in the ING fund complex under the Board's jurisdiction ("ING Funds"), including the Portfolios, would terminate and trigger the necessity for new agreements, which would require the approval of the Board and, potentially, the shareholders of an ING Fund. The Board also recognized that there can be no assurance that the Separation Plan will be carried out.

The Board considered the potential effects of the separation on the Portfolios, the Advisers and ING IM, including the Advisers' and ING IM's ability prior to, during and after the separation to perform the same level of service to the Portfolios as they currently provide. In this regard, the Board noted that the Advisers and ING IM do not currently anticipate that the separation would have a material adverse impact on the Portfolios or their operations and administration.

ING Groep's base case to achieve the Separation Plan is through an initial public offering of ING U.S. (the "IPO") followed by the divestment of ING Groep's remaining ownership interest over time through one or more additional public offerings of ING U.S. stock, or, possibly, through one or more privately negotiated sales of the stock. (While the Separation Plan is the base case, it is possible that the Separation Plan may be achieved by means of a sale to a single buyer or group of buyers.)

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Each of the Portfolios is subject to the 1940 Act, which provides that any investment advisory agreement, including any sub-advisory agreement, must terminate automatically upon its "assignment." As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a "Change of Control Event." It is anticipated that one or more of the transactions contemplated by the Separation Plan would be deemed a Change of Control Event.

As described above, the Separation Plan contemplates one or more transactions, commencing with the IPO, that are expected to result ultimately in a direct or indirect Change of Control Event for the Advisers and ING IM, which in turn would result in the automatic termination of the current advisory agreements and current sub-advisory agreements (collectively, the "Current Agreements"). The decisions by the Board, including a majority of the Independent Directors, to approve the proposed advisory agreements and the proposed sub-advisory agreements for the Portfolios (collectively, the "Proposed Agreements") were based on a determination by the Board that it would be in the best interests of the shareholders of the Portfolios for the Advisers and Sub-Advisers to continue providing investment advisory, sub-advisory, and related services for the Portfolios, without interruption, as consummation of the Separation Plan proceeds.

The Board was aware that the IPO may not result immediately in a Change of Control Event, but also recognized that the Separation Plan contemplates a series of transactions that are expected to result in one or more Change of Control Events in the future. The Board concluded that approval by shareholders at this time of both the Proposed Agreements and future agreements that may become effective upon certain Change of Control Events in the future will permit the Portfolios to benefit from the continuation of services by the Advisers, Sub-Advisers and their affiliates throughout the Separation Plan without the need for multiple shareholder meetings. The Board was informed by the Advisers and their counsel that the Advisers are seeking to obtain regulatory assurances that the staff of the U.S. Securities and Exchange Commission would not object to approval of future agreements by shareholders at this time.

Prior to its approval of the Proposed Agreements, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Advisers and Sub-Advisers under the Current Agreements and to be provided under the Proposed Agreements. A substantial portion of this review was conducted as part of, and in conjunction with, the Board's annual reviews of the Current Agreements, which were most recently approved for continuation at an in-person meeting of the Board held on November 29, 2012. During the review process that led to its approval of the Current Agreements on November 29, 2012, the Board was aware that it likely would be asked in the very near future to consider approval of the Proposed Agreements.

On November 29, 2012, the Board concluded, in light of all factors it considered, including undertakings by the Advisers relating to certain follow-up actions, that the approval of the Current Agreements was in the best interests of the Portfolios and their shareholders and that the fee rates set forth in the Current Agreements were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided and to be provided under the Current Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Current Agreements; (3) the existence of any "fall-out" benefits to the Advisers, Sub-Advisers and their affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Advisers, ING IM, and their affiliates with respect to their services to the Portfolios.

A further description of the process followed by the Board in approving the Current Agreements on November 29, 2012, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios' Annual Report, dated December 31, 2012, under the section titled "BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY CONTRACTS."

In connection with its approval of the Proposed Agreements, on January 10, 2013 (for the Advisory Contract and Sub-Advisory Contracts with parties that are affiliated with the Advisers) and on March 7, 2013 (for Sub-Advisory Contracts with third parties that are not affiliated with the Advisers), the Board considered its conclusions in connection with its November 29, 2012 approvals of those Current Agreements that were in effect on that date, including the Board's general satisfaction with the nature, extent and quality of services being provided and, as applicable, actions taken or to be taken in certain instances to

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

improve the relationship between the costs and the quality of services being provided. Also in connection with its January 10, 2013 and March 7, 2013 approvals of the Proposed Agreements, the Board considered a representation made to it on those dates by the Advisers' president that there were no additional developments not already disclosed to the Board since November 29, 2012 that would be a material consideration to the Board in connection with its consideration of the Proposed Agreements.

As a result, in addition to the information identified above, in considering the Proposed Agreements, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of the Advisers and their affiliates that render investment sub-advisory, administrative, distribution, compliance and other services to the Portfolios. When making its decisions on January 10, 2013 and March 7, 2013, the Board took into account that, commencing in early 2011, it had posed ongoing inquiries to, and received regular updates from, management relating to the Separation Plan.

Subsequent to November 2012, the Board and its committees accelerated their due diligence processes by engaging in an extensive review and analysis of additional information regarding the proposed IPO and related matters. This analysis focused on, among other matters, the expectations for continuity and stability of ING U.S. throughout implementation of the Separation Plan and thereafter. In this connection, the Board considered that the Separation Plan is being implemented as a result of legal and regulatory commitments by ING Groep, that the Board generally has been satisfied with the nature, extent and quality of the services provided to the Portfolios, including investment advisory, administrative and support services, and that it would be in the Portfolios' best interests to maintain continuity and stability of the services currently being provided. The Board carefully considered ING U.S.'s anticipated future plans related to capitalization, operational matters, and the retention of current levels of staffing and related compensation structures, as well as the desires of its senior executives and key employees and the importance of the investment management operations within the ING U.S. business structure going forward.

Among other steps in its nearly two-year due diligence process, which accelerated upon ING U.S.'s

Form S-1 filing, the following actions were taken and considered by or on behalf of the Board:

1.  The Independent Directors solicited and received ongoing advice regarding the Board's legal duties from K&L Gates, legal counsel for such Board members, which law firm has extensive experience regarding such matters.

2.  The Independent Directors established an Ad Hoc IPO Transaction Committee (the "IPO Committee"), consisting exclusively of Independent Directors, to help oversee, coordinate, and perform portions of the Board's due diligence activities. In this connection, the IPO Committee considered, among other matters, relevant legal guidance and the processes followed by certain other investment company boards of directors or trustees when they approved contracts in connection with Change of Control Events.

3.  The Independent Directors, with assistance from K&L Gates, prepared written inquiries to the Advisers and their affiliates regarding the IPO, including details regarding ING U.S.'s anticipated business plan for continuing operations after the IPO and potential Change of Control Events.

4.  The Board received and evaluated written responses from the Advisers and their affiliates pursuant to inquiries made on the Board's behalf. These evaluations were conducted through a series of separate meetings by the Board's Audit Committee, Compliance Committee, Contracts Committee, Domestic Equity Funds Investment Review Committee, International/Balanced/Fixed Income Funds Investment Review Committee, Nominating and Governance Committee, and IPO Committee (collectively, the "Committees"), and by the Independent Directors (which, at times, included one or both Board members who are not Independent Directors). With respect to services to be rendered to the Portfolios by ING U.S. during implementation of the Separation Plan, each Committee evaluated matters relating to those services typically overseen by such Committee (and, in the case of the IPO Committee, relevant matters not otherwise assigned to a standing Committee). Future references herein to actions taken by the Board or the Independent Directors may include, in some instances, actions taken by one or more of the Committees.

5.  The Board requested and participated in a series of in-person and/or telephonic meetings involving presentations from senior management personnel at ING U.S. (including its Chief Executive

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Officer, Chief Operating Officer, Chief Risk Officer, Head of Corporate Development, Head of Proprietary Investments, and the heads of each proposed primary operating unit of ING U.S.), as well as from senior management of the Advisers and their affiliates. The Board also requested and had such meetings with the Portfolios' Chief Compliance Officer and Chief Investment Risk Officer who, as a matter of course, report directly to the Board or its Committees.

6.  The Board received and reviewed the preliminary Form S-1 that contained extensive information relating to, among other matters, ING U.S.'s anticipated business plans and financial structure. In this connection, the Board considered, among other matters: the anticipated arrangements between ING Groep and ING U.S. over the course of the Separation Plan; the anticipated use of potential proceeds of the capital that would be raised through the Form S-1 offering (including that portion of potential proceeds that may be retained by ING Groep and that portion that may be dedicated to the capitalization and operations of ING U.S., including its asset management operations); the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by ING U.S.-affiliated insurance companies; and other information provided by the Advisers and their affiliates.

7.  K&L Gates retained Grail Partners LLC ("Grail"), an independent investment banking firm with extensive experience relating to business operations such as those to be conducted by ING U.S., in order to help K&L Gates evaluate and advise the Board with respect to, among other matters, details of ING U.S.'s anticipated business plan and financial capitalization as set forth in its Form S-1 and related information provided by the Advisers and their affiliates, including the potential implications to the Advisers and their non-insurance affiliates of insurance regulations and related capitalization matters. The Independent Directors or IPO Committee members attended certain in-person and telephone conference call meetings at which Grail rendered advice to K&L Gates regarding these matters and responded to questions.

8.  The Independent Directors, the Board, and many of its Committees held in-person meetings on November 27, 28, and 29, 2012 during which, among other actions, they evaluated the responsive due diligence information provided to date by the Advisers and their affiliates, and considered input from K&L Gates, Grail, and others regarding the Form S-1. At the conclusion of these meetings, the

Independent Directors and the Committees posed to the Advisers and their affiliates a series of follow-up information requests.

9.  Among the follow-up actions arising from the November 27, 28, and 29, 2012 meetings, the Independent Directors requested and received written assurances that the Advisers and their affiliates: are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; and throughout the time period during which the Separation Plan is implemented, will notify and consult with the Board in advance if management proposes to take certain actions with respect to these matters. The Board considered that such services include, but are not limited to, portfolio management services, administrative services, and regulatory compliance services. In this regard, the Board considered representations by the Advisers and their affiliates that their separation from ING Groep as contemplated by the Separation Plan will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Portfolios. The Board also considered that the importance of the asset management operations to the overall success of ING U.S., as described by the Form S-1 and during presentations by senior ING U.S. management personnel, could provide a strong incentive to ING U.S. to provide appropriate resource allocations to support those asset management operations.

10.  The Board considered representations by the Advisers and their affiliates that approval of the Proposed Agreements would be necessary for the Portfolios to continue receiving investment management services from the Advisers and Sub-Advisers following the Change of Control Events contemplated by the Separation Plan.

11.  The Board considered representations by the Advisers and their affiliates, as well as related supporting documentation, indicating that the Proposed Agreements, including the fees payable thereunder, are substantially similar to and, in any event, are no less favorable to the Portfolios than, the terms of the corresponding Current Agreements.

12.  The Board considered that, to the extent that the Proposed Agreements do have changes, those changes are designed to benefit shareholders and/or to provide management, subject to Board supervision, with greater flexibility to manage the Portfolios in a manner consistent with stated investment objectives. In this connection, the Board considered, among other matters, the Advisers' representation that no material

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

changes would be made to the Proposed Agreements, as compared to the Current Agreements, with respect to the material contractual terms that were previously negotiated under which the Portfolios and their Advisers and Sub-Advisers currently operate, including contractual provisions relating to fees and expenses.

13.  The Board considered representations by the Advisers and their affiliates, including senior investment management personnel, as well as related supporting documentation, indicating that: (a) the Advisers and Sub-Advisers can be expected to provide services of the same nature, extent and quality under the Proposed Agreements as are provided thereby under the Current Agreements; and (b) the Separation Plan is not expected to result in any changes to: (i) the management of the Portfolios, including the continuity of the Portfolios' portfolio managers and other personnel responsible for the management operations of the Portfolios; or (ii) the investment objective of or the principal investment strategies used to manage any of the Portfolios.

14.  The Board considered the steps by the Advisers and their affiliates that have been taken and are planned to be taken to retain the employment of key personnel, including incentive compensation plan arrangements, as well as the overall positive indications by many such personnel regarding the opportunities presented by the Separation Plan to create and grow an investment management operation that is independent from other ING Groep banking and insurance operations that will not be part of ING U.S.

15.  The Board considered that the Advisers and their affiliates have agreed to bear all expenses associated with obtaining shareholder approval of the Proposed Agreements.

16.  The Board considered ING U.S.'s preliminary "branding" plans regarding the future name of its asset management operations, as well as its anticipated ability to continue to use the "ING" brand name for such operations for a period of time following the IPO.

17.  The Board considered the advice provided by Dechert LLP, legal counsel to the Portfolios and the Advisers, with respect to the Proposed Agreements (including advice relating to the process and timing of seeking shareholder approval of the Proposed Agreements, and whether shareholder approvals would be required in connection with any future aspects of the Separation Plan following the IPO) and regarding the Board's role and responsibilities with respect to ING Groep's restructuring.

18.  The Board considered the legal obligation of ING Groep under the Separation Plan to divest its ownership interest in ING U.S., as well as certain potential advantages and disadvantages to shareholders of the Portfolios of this divestiture, and certain potential advantages and disadvantages of alternative divestiture actions that ING Groep might be forced to take if the Proposed Agreements are not approved by the Board or by shareholders of the Portfolios.

19.  The Board considered peer group and benchmark investment performance comparison data relating to the Portfolios that was more current than related comparison data considered by it in connection with the November 29, 2012 approvals of the Current Agreements.

20.  The Board considered actions taken by the Advisers subsequent to the November 29, 2012 approvals of the Current Agreements with respect to certain ING Funds in response to requests made by the Board in connection with those approvals.

21.  The Board considered the potential benefits to be realized by the Advisers and their affiliates as a result of the Proposed Agreements.

22.  The Board considered that, if shareholders approve the Proposed Agreements, the Board currently expects to continue to conduct an annual contracts review process consistent with the process it would have conducted had the Current Agreements continued in effect and not been replaced by the Proposed Agreements, notwithstanding the two-year initial term set forth in the Proposed Agreements. For example, if the Proposed Agreements are approved by shareholders in 2013, the Board would not legally be required to review or renew those contracts until 2015. However, the Board currently intends to conduct annual reviews of such contracts in 2013 and 2014, and ING has consented to this process. Thus, the Board emphasized that it would be able to, and intends to, monitor on a regular basis the ability of the Advisers and their affiliates to comply with their undertakings to the Board and to monitor on an ongoing basis the quality of services to, and expenses of, the Portfolios. In addition, the Board considered that, under the Proposed Agreements, it will continue to have the authority, should the need arise in its view, to terminate any of the Proposed Agreements without penalty upon 60 days' notice.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Based on the foregoing and other relevant considerations, at meetings of the Board held on January 10, 2013 and March 7, 2013, the Board, including a majority of the Independent Directors, voted to approve the Proposed Agreements and, as applicable, to recommend approval of the Proposed Agreements by shareholders of the Portfolios. In this connection, the Board concluded that, in light of all factors considered, the terms of the Proposed Agreements, including fee rates, were fair and reasonable, and that it would be in the best interests of shareholders of the Portfolios to approve the Proposed Agreements so as to enable there to be a continuation without interruption of the current services being provided by the current service providers pursuant to the Current Agreements. In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the Proposed Agreements and to recommend approval of the Proposed Agreements to shareholders.

Investment Adviser

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-UIPI  (0613-082313)

Semi-Annual Report

June 30, 2013

Classes ADV, S and S2

ING Partners, Inc.

■  ING Fidelity® VIP Contrafund® Portfolio*

■  ING Fidelity® VIP Equity-Income Portfolio*

■  ING Fidelity® VIP Mid Cap Portfolio*

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

*  Fidelity and Contrafund are registered trademarks of FMR Corp.

MUTUAL FUNDS

President's Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	11
Portfolios of Investments	19
Shareholder Meeting Information	22
Advisory Contract Approval Discussion	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.inginvsetment.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you're not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we'd better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, "How do I save more?" It may instead be, "How do I make my savings accomplish more?" That's where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it's a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don't worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 7, 2013

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan's parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market's advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank ("ECB") President Draghi's July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was "ready to do whatever it takes to preserve the euro." This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve's $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product ("GDP") was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn't like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index ("Barclays Aggregate") of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody's relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe's and Bank of Japan Governor Kuroda's steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi's words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank's quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers' indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from January 1, 2013 to June 30, 2013, unless otherwise indicated. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Fidelity® VIP Contrafund® Portfolio	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
Class ADV	$1,000.00	$1,111.30	1.44%	$7.54	$1,000.00	$1,017.65	1.44%	$7.20
Class S	1,000.00	1,111.50	1.19	6.23	1,000.00	1,018.89	1.19	5.96
ING Fidelity® VIP Equity-Income Portfolio
Class ADV	$1,000.00	$1,141.40	1.55%	$8.23	$1,000.00	$1,017.11	1.55%	$7.75
Class S	1,000.00	1,143.30	1.30	6.91	1,000.00	1,018.35	1.30	6.51
ING Fidelity® VIP Mid Cap Portfolio
Class ADV	$1,000.00	$1,115.60	1.45%	$7.61	$1,000.00	$1,017.60	1.45%	$7.25
Class S	1,000.00	1,117.10	1.20	6.30	1,000.00	1,018.84	1.20	6.01
Class S2	1,000.00	1,116.30	1.35	7.08	1,000.00	1,018.10	1.35	6.76

*  Expenses are equal to each Portfolio's respective annualized expense ratios, including the expenses of the master fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio	ING Fidelity® VIP Equity-Income Portfolio	ING Fidelity® VIP Mid Cap Portfolio
ASSETS:
Investments in master fund at fair value*(1)	$321,830,568	$17,121,159	$41,093,780
Cash	100,769	12,764	50,311
Receivables:
Investment in master fund sold	7,016,795	25,198	62,335
Fund shares sold	718	104	210
Prepaid expenses	1,150	61	159
Reimbursement due from manager	27,549	2,329	4,124
Total assets	328,977,549	17,161,615	41,210,919
LIABILITIES:
Payable for investments in master fund purchased	287	—	82
Payable for fund shares redeemed	7,017,227	25,302	62,464
Payable for administrative fees	27,206	1,447	3,429
Payable for distribution and shareholder service fees	69,176	3,661	8,822
Payable for trustee fees	1,652	90	212
Other accrued expenses and liabilities	32,684	17,054	28,454
Total liabilities	7,148,232	47,554	103,463
NET ASSETS	$321,829,317	$17,114,061	$41,107,456
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$375,940,195	$30,782,789	$40,364,048
Undistributed net investment income	2,071,913	664,316	(45,047)
Accumulated net realized loss	(146,608,542)	(17,567,593)	(7,980,655)
Net unrealized appreciation	90,425,751	3,234,549	8,769,110
NET ASSETS	$321,829,317	$17,114,061	$41,107,456
* Cost of investments in master fund at value	$231,404,817	$13,886,610	$32,324,670
Class ADV:
Net Assets	$5,679,266	$215,826	$1,204,336
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	490,583	19,660	81,530
Net asset value and redemption price per share	$11.58	$10.98	$14.77
Class S:
Net Assets	$316,150,051	$16,898,235	$39,898,691
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	27,112,470	1,534,802	2,664,048
Net asset value and redemption price per share	$11.66	$11.01	$14.98
Class S2:
Net Assets	n/a	n/a	$4,429
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	302
Net asset value and redemption price per share	n/a	n/a	$14.69

(1)  The master funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income and ING Fidelity® VIP Mid Cap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income and Fidelity® VIP Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the master Fidelity funds' financial statements.

See Accompanying Notes to Financial Statements
5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio	ING Fidelity® VIP Equity-Income Portfolio	ING Fidelity® VIP Mid Cap Portfolio
INVESTMENT INCOME:
Dividends from master fund(1)	$—	$—	$—
Total investment income	—	—	—
EXPENSES:
Distribution and shareholder service fees:
Class ADV	13,489	537	3,696
Class S	402,817	22,040	50,659
Class S2	7	8	11
Transfer agent fees	192	186	273
Administrative service fees	163,825	8,925	21,005
Shareholder reporting expense	17,355	2,401	4,659
Registration fees	362	—	181
Professional fees	15,349	7,243	10,423
Custody and accounting expense	8,606	938	2,012
Trustee fees	4,956	270	635
Miscellaneous expense	5,301	2,648	2,241
Interest expense	2	1	—
Total expenses	632,261	45,197	95,795
Net waived and reimbursed fees	(132,941)	(18,052)	(31,508)
Net expenses	499,320	27,145	64,287
Net investment income (loss)	(499,320)	(27,145)	(64,287)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of investments in master fund	1,362,494	1,494,883	744,955
Capital gain distributions from investments in master fund	—	49,720	462,539
Net realized gain	1,362,494	1,544,603	1,207,494
Net change in unrealized appreciation (depreciation) on:
Master fund	33,846,046	883,815	3,506,256
Net change in unrealized appreciation (depreciation)	33,846,046	883,815	3,506,256
Net realized and unrealized gain	35,208,540	2,428,418	4,713,750
Increase in net assets resulting from operations	$34,709,220	$2,401,273	$4,649,463

(1)  The master funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income and ING Fidelity® VIP Mid Cap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income and Fidelity® VIP Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the master Fidelity funds' financial statements.

See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio		ING Fidelity® VIP Equity-Income Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income (loss)	$(499,320)	$2,576,991	$(27,145)	$435,317
Net realized gain (loss)	1,362,494	(5,672,762)	1,544,603	2,729,026
Net change in unrealized appreciation (depreciation)	33,846,046	51,180,008	883,815	(388,950)
Increase in net assets resulting from operations	34,709,220	48,084,237	2,401,273	2,775,393
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(12,838)	—	(2,305)
Class S	—	(1,562,770)	—	(362,285)
Class S2	—	(15)	—	(92)
Total distributions	—	(1,575,623)	—	(364,682)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,968,106	13,636,269	908,038	1,551,425
Reinvestment of distributions	—	1,575,607	—	364,590
	7,968,106	15,211,876	908,038	1,916,015
Cost of shares redeemed	(35,415,998)	(62,395,110)	(3,286,096)	(5,381,022)
Net decrease in net assets resulting from capital share transactions	(27,447,892)	(47,183,234)	(2,378,058)	(3,465,007)
Net increase (decrease) in net assets	7,261,328	(674,620)	23,215	(1,054,296)
NET ASSETS:
Beginning of year or period	314,567,989	315,242,609	17,090,846	18,145,142
End of year or period	$321,829,317	$314,567,989	$17,114,061	$17,090,846
Undistributed net investment income at end of year or period	$2,071,913	$2,571,233	$664,316	$691,461

See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fidelity® VIP Mid Cap Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$(64,287)	$8,389
Net realized gain	1,207,494	4,694,379
Net change in unrealized appreciation	3,506,256	1,884,552
Increase in net assets resulting from operations	4,649,463	6,587,320
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,561,229	1,881,511
	1,561,229	1,881,511
Cost of shares redeemed	(5,688,663)	(18,829,208)
Net decrease in net assets resulting from capital share transactions	(4,127,434)	(16,947,697)
Net increase (decrease) in net assets	522,029	(10,360,377)
NET ASSETS:
Beginning of year or period	40,585,427	50,945,804
End of year or period	$41,107,456	$40,585,427
Undistributed net investment income at end of year or period	$(45,047)	$19,240

See Accompanying Notes to Financial Statements
8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)
ING Fidelity® VIP Contrafund® Portfolio
Class ADV
06-30-13	10.42	(0.02)		1.18	1.16	—	—	—	—	11.58	11.13
12-31-12	9.05	0.07		1.33	1.40	0.03	—	—	0.03	10.42	15.46
12-31-11	9.42	0.01		(0.33)	(0.32)	0.05	—	—	0.05	9.05	(3.31)
12-31-10	8.16	0.03	•	1.29	1.32	0.06	—	—	0.06	9.42	16.29
12-31-09	6.24	0.05		2.09	2.14	0.02	0.20	—	0.22	8.16	34.71
12-31-08	14.62	0.05	•	(5.34)	(5.29)	0.58	2.51	—	3.09	6.24	(43.00)
Class S
06-30-13	10.49	(0.01)		1.18	1.17	—	—	—	—	11.66	11.15
12-31-12	9.10	0.08	•	1.36	1.44	0.05	—	—	0.05	10.49	15.82
12-31-11	9.47	0.05		(0.35)	(0.30)	0.07	—	—	0.07	9.10	(3.10)
12-31-10	8.20	0.06	•	1.29	1.35	0.08	—	—	0.08	9.47	16.63
12-31-09	6.28	0.06		2.12	2.18	0.06	0.20	—	0.26	8.20	35.13
12-31-08	14.72	0.06	•	(5.37)	(5.31)	0.62	2.51	—	3.13	6.28	(42.90)
ING Fidelity® VIP Equity-Income Portfolio
Class ADV
06-30-13	9.62	(0.03	)•	1.39	1.36	—	—	—	—	10.98	14.14
12-31-12	8.36	0.10	•	1.27	1.37	0.11	—	—	0.11	9.62	16.47
12-31-11	8.47	0.16		(0.16)	0.00 *	0.11	—	—	0.11	8.36	0.14
12-31-10	7.55	0.08		0.97	1.05	0.13	—	—	0.13	8.47	14.21
12-31-09	5.99	0.10		1.63	1.73	0.16	0.01	—	0.17	7.55	29.15
12-31-08	11.94	0.22		(4.97)	(4.75)	0.18	1.02	—	1.20	5.99	(43.07)
Class S
06-30-13	9.63	(0.02	)•	1.40	1.38	—	—	—	—	11.01	14.33
12-31-12	8.43	0.22	•	1.18	1.40	0.20	—	—	0.20	9.63	16.68
12-31-11	8.54	0.14	•	(0.13)	0.01	0.12	—	—	0.12	8.43	0.33
12-31-10	7.59	0.08	•	1.01	1.09	0.14	—	—	0.14	8.54	14.68
12-31-09	6.04	0.10	•	1.65	1.75	0.19	0.01	—	0.20	7.59	29.32
12-31-08	12.06	0.20	•	(4.98)	(4.78)	0.22	1.02	—	1.24	6.04	(42.96)
ING Fidelity® VIP Mid Cap Portfolio
Class ADV
06-30-13	13.24	(0.02	)•	1.55	1.53	—	—	—	—	14.77	11.56
12-31-12	11.62	(0.04)		1.66	1.62	—	—	—	—	13.24	13.94
12-31-11	13.10	(0.07	)•	(1.41)	(1.48)	—	—	—	—	11.62	(11.30)
12-31-10	10.28	(0.04)		2.90	2.86	0.04	—	—	0.04	13.10	27.88
12-31-09	8.81	(0.01)		3.24	3.23	0.47	1.29	—	1.76	10.28	38.89
12-31-08	15.59	(0.03	)•	(5.91)	(5.94)	—	0.84	—	0.84	8.81	(39.90)
Class S
06-30-13	13.41	(0.02	)•	1.59	1.57	—	—	—	—	14.98	11.71
12-31-12	11.74	0.00	*	1.67	1.67	—	—	—	—	13.41	14.22
12-31-11	13.23	(0.04)		(1.43)	(1.47)	0.02	—	—	0.02	11.74	(11.11)
12-31-10	10.38	(0.02)		2.93	2.91	0.06	—	—	0.06	13.23	28.16
12-31-09	8.88	0.01		3.29	3.30	0.51	1.29	—	1.80	10.38	39.40
12-31-08	15.72	(0.01	)•	(5.95)	(5.96)	0.04	0.84	—	0.88	8.88	(39.82)

	Ratios to average net assets			Supplemental data		Ratios and supplemental data including the master fund
	Gross expenses excluding expenses of the master fund (2)(3)(4)	Net expenses excluding expenses of the master fund (2)(3)(4)	Net investment income (loss) excluding expenses of the master fund (2)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(3)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(3)(4)	Expenses including expenses net of all reductions of the master fund(2)(3)(4)	Portfolio turnover rate of the master fund

Year or period ended	(%)	(%)	(%)	($000's)	(%)	(%)	(%)	(%)	(%)
ING Fidelity® VIP Contrafund® Portfolio
Class ADV
06-30-13	0.63	0.55	(0.55)	5,679	2	1.52	1.44	1.43	91
12-31-12	0.61	0.55	0.77	5,451	5	1.50	1.44	1.43	87
12-31-11	0.55	0.55	0.24	4,023	8	1.45	1.44	1.43	135
12-31-10	0.55	0.55	0.40	4,024	5	1.45	1.45	1.43	117
12-31-09	0.55	0.55	0.57	4,268	12	1.47	1.47	1.45	145
12-31-08	0.55	0.55	0.51	3,897	8	1.46	1.46	1.45	172
Class S
06-30-13	0.38	0.30	(0.30)	316,150	2	1.27	1.19	1.18	91
12-31-12	0.36	0.30	0.77	309,112	5	1.25	1.19	1.18	87
12-31-11	0.30	0.30	0.45	311,215	8	1.20	1.19	1.18	135
12-31-10	0.30	0.30	0.73	355,013	5	1.20	1.20	1.18	117
12-31-09	0.30	0.30	0.83	371,263	12	1.22	1.22	1.20	145
12-31-08	0.30	0.30	0.58	290,170	8	1.21	1.21	1.20	172
ING Fidelity® VIP Equity-Income Portfolio
Class ADV
06-30-13	0.75	0.55	(0.54)	216	5	1.55	1.35	1.34	32
12-31-12	0.69	0.55	1.08	203	17	1.49	1.35	1.34	48
12-31-11	0.55	0.55	1.83	454	20	1.36	1.36	1.35	96
12-31-10	0.55	0.55	0.90	473	8	1.36	1.35	1.35	29
12-31-09	0.55	0.55	1.65	510	14	1.38	1.38	1.38	29
12-31-08	0.55	0.55	1.83	399	23	1.37	1.37	1.37	34
Class S
06-30-13	0.50	0.30	(0.30)	16,898	5	1.30	1.10	1.09	32
12-31-12	0.44	0.30	2.44	16,883	17	1.24	1.10	1.09	48
12-31-11	0.30	0.30	1.66	17,687	20	1.11	1.11	1.10	96
12-31-10	0.30	0.30	1.02	23,979	8	1.11	1.10	1.10	29
12-31-09	0.30	0.30	1.62	34,044	14	1.13	1.13	1.13	29
12-31-08	0.30	0.30	2.14	32,759	23	1.12	1.12	1.12	34
ING Fidelity® VIP Mid Cap Portfolio
Class ADV
06-30-13	0.70	0.55	(0.24)	1,204	5	1.60	1.45	1.43	131
12-31-12	0.65	0.55	(0.23)	1,609	11	1.55	1.45	1.43	187
12-31-11	0.55	0.55	(0.54)	1,783	6	1.46	1.46	1.45	84
12-31-10	0.55	0.55	(0.41)	3,453	13	1.46	1.46	1.45	25
12-31-09	0.55	0.55	(0.10)	2,613	13	1.48	1.48	1.48	57
12-31-08	0.55	0.55	(0.20)	1,953	13	1.48	1.48	1.47	145
Class S
06-30-13	0.45	0.30	(0.31)	39,899	5	1.35	1.20	1.18	131
12-31-12	0.40	0.30	0.03	38,972	11	1.30	1.20	1.18	187
12-31-11	0.30	0.30	(0.28)	49,159	6	1.21	1.21	1.20	84
12-31-10	0.30	0.30	(0.18)	72,007	13	1.21	1.21	1.20	25
12-31-09	0.30	0.30	0.15	63,154	13	1.23	1.23	1.23	57
12-31-08	0.30	0.30	(0.06)	49,238	13	1.23	1.23	1.22	145
See Accompanying Notes to Financial Statements
9

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)
ING Fidelity® VIP Mid Cap Portfolio (continued)
Class S2
06-30-13	13.16	(0.04)	1.57	1.53	—	—	—	—	14.69	11.63
12-31-12	11.55	(0.01)	1.62	1.61	—	—	—	—	13.16	13.94
12-31-11	13.02	(0.05)	(1.41)	(1.46)	0.01	—	—	0.01	11.55	(11.19)
12-31-10	10.23	(0.04)	2.89	2.85	0.06	—	—	0.06	13.02	28.02
05-28-09(6)- 12-31-09	9.95	0.01 •	2.10	2.11	0.54	1.29	—	1.83	10.23	23.22

	Ratios to average net assets			Supplemental data		Ratios and supplemental data including the master fund
	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(3)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(3)(4)	Expenses including expenses net of all reductions of the master fund(2)(3)(4)	Portfolio turnover rate of the master fund

Year or period ended	(%)	(%)	(%)	($000's)	(%)	(%)	(%)	(%)	(%)
ING Fidelity® VIP Mid Cap Portfolio (continued)
Class S2
06-30-13	0.70	0.45	(0.53)	4	5	1.60	1.35	1.33	131
12-31-12	0.65	0.45	(0.05)	4	11	1.55	1.35	1.33	187
12-31-11	0.55	0.45	(0.43)	3	6	1.46	1.36	1.35	84
12-31-10	0.55	0.45	(0.33)	4	13	1.46	1.36	1.35	25
05-28-09(6)- 12-31-09	0.55	0.45	0.11	3	13	1.48	1.38	1.38	57

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the master fund.

(6)  Commencement of operations.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series ("Portfolios"), each of which has its own investment objective, policies and restrictions. The Portfolios serve as investment options underlying variable insurance products offered by Directed Services LLC ("DSL" or the "Investment Adviser") and its insurance company affiliates. The Company currently consists of forty-two active separate investment series. The three Portfolios included in this report are: ING Fidelity® VIP Contrafund® Portfolio* ("ING Fidelity® VIP Contrafund®"); ING Fidelity® VIP Equity-Income Portfolio ("ING Fidelity® VIP Equity-Income") and ING Fidelity® VIP Mid Cap Portfolio ("ING Fidelity® VIP Mid Cap") (each, a "Portfolio" and collectively, the "Portfolios").

Each Portfolio in this report operates as a "feeder fund" and seeks to achieve its investment objective by investing all its investable assets in a separate mutual fund ("Master Fund"). Each Master Fund is a registered open-end management investment company that has the same investment objective and substantially similar policies as each corresponding Portfolio. The investment objective of the Portfolios is described in the Portfolios' Prospectus.

As of June 30, 2013, ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income, and ING Fidelity® VIP Mid Cap each held 1.91%, 0.28% and 0.52% of their respective Master Fund. Each Master Fund directly acquires securities and a Portfolio investing in the Master Fund acquires an indirect interest in those securities.

Each Portfolio offers at least two of the following classes of shares: Adviser Class ("Class ADV"), Service Class ("Class S"), and Service 2 Class ("Class S2"). Each share class represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, and any different shareholder services relating to a class of shares. Shares of the Portfolios may be offered to separate accounts ("Separate Accounts") of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In

*  Fidelity and Contrafund are registered trademarks of FMR Corp.

the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Separate Account context. Shares of the Portfolios are not currently offered directly to Qualified Plans or custodial accounts.

DSL serves as the investment adviser to the Portfolios ("DSL" or "Investment Adviser"). ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Security Valuation. All investments held by the Master Funds are recorded at their estimated fair value, as described below. The valuation of each Portfolio's investment in its corresponding Master Fund is based on the net asset value ("NAV") of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds' notes to their financial statements, which accompany this report.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Investment Adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Securities valued at amortized cost are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Portfolios of Investments.

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Portfolios' Board of Directors ("Board") has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the fund's Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities nor can it be assured the Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the six months ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT, ADMINISTRATIVE FEES, AND MASTER FUNDS EXPENSES

Fidelity Management & Research Company ("FMR") serves as investment adviser to each Master Fund. FMR has day-to-day responsibility for choosing investments for each Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee(1).

Each Master Fund, VIP Contrafund® Portfolio, VIP Equity-Income Portfolio and VIP Mid Cap Portfolio, pays FMR a management fee for advisory services at annual rates of 0.55%, 0.45% and 0.55%, of each respective Master Fund's current average daily net assets. Pursuant to its Investment Management Agreement with the Company, if the respective Portfolio does not invest substantially all of its assets in another investment company, DSL may charge an annual advisory fee at annual rates equal to 0.58%, 0.48% and 0.58% of average daily net assets for ING Fidelity® VIP Contrafund® , ING Fidelity® VIP Equity-Income and ING Fidelity® VIP Mid Cap, respectively. If a Portfolio invests substantially all of its assets in another investment company, DSL does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

Pursuant to the Administrative Services Agreement, IFS acts as an administrator and provides certain administrative and shareholder services necessary for the Portfolios' operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each of the Portfolios a fee at an annual rate of 0.10% based on the average daily net assets of each Portfolio.

For the six months ended June 30, 2013, each Portfolio invested substantially all of its assets in its respective Master Fund.

(1)  Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees, if any), but also indirectly similar expenses of the Master Funds in which each Portfolio invests. Investors also bear their proportionate share of any sales charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.

NOTE 4 — INVESTMENT IN UNDERLYING FUNDS

For the six months ended June 30, 2013, the cost of purchases and proceeds from sales of the Master Funds were as follows:

	Purchases	Sales
ING Fidelity® VIP Contrafund®	$7,779,593	$35,802,827
ING Fidelity® VIP Equity-Income	906,120	3,260,842
ING Fidelity® VIP Mid Cap	1,973,889	5,714,499

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Portfolios have adopted a Shareholder Servicing Plan ("Service Plan") for the Class ADV, Class S, and Class S2 shares of each respective Portfolio. Under the Service Plan, a Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of a Portfolio's average daily net assets attributable to its Class ADV, Class S, and Class S2 shares.

The Portfolios have adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") for the Class ADV and Class S2 shares of each respective Portfolio. The Distribution Plan provides for a distribution fee, payable to the Distributor at an annual rate not to exceed 0.25% of a Portfolio's average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor has contractually agreed to waive a portion of each distribution fee equal to 0.10% of a Portfolio's average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. Termination or modification of this contractual waiver requires approval by the Board.

Fidelity Distributors Corporation ("FDC") distributes Service Class 2 shares of each Master Fund. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month. Shareholders of Class S and Class ADV of each respective Portfolio pay only their proportionate share of the Master Fund 12b-1 plan expenses.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2013, the following indirect, wholly-owned subsidiary of ING U.S., Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ING Life Insurance and Annuity Company	ING Fidelity® VIP Contrafund®	99.46%
	ING Fidelity® VIP Equity-Income	97.85%
	ING Fidelity® VIP Mid Cap	98.98%

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Company has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by DSL until distribution in accordance with the Plan.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2013, the following Portfolios had the below payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
ING Fidelity® VIP Equity-Income	Professional	$7,253
	Shareholder Reporting	5,342
ING Fidelity® VIP Mid Cap	Professional	$18,139
	Shareholder Reporting	7,476

NOTE 8 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses for each Portfolio, excluding interest, taxes, brokerage commissions, Master Fund Fees and Expenses, and extraordinary expenses to 0.55%, 0.30% and 0.45% for Class ADV, Class S and Class S2, respectively.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement due from manager on the accompanying Statements of Assets and Liabilities.

As of June 30, 2013, the amounts of waived and reimbursed fees subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2014	2015	2016	Total
ING Fidelity® VIP Contrafund®	$—	$55,676	$277,765	$333,441
ING Fidelity® VIP Equity-Income	—	5,174	38,284	43,458
ING Fidelity® VIP Mid Cap	—	10,987	68,189	79,176

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Management Agreement has been terminated.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
ING Fidelity® VIP Contrafund®
Class ADV
6/30/13	138,437	—	—	(170,801)	(32,364)	1,566,893	—	—	(1,886,054)	(319,161)
12/31/12	178,099	—	1,265	(100,986)	78,378	1,812,902	—	12,837	(1,018,671)	807,068
Class S
6/30/13	569,457	—	—	(2,934,745)	(2,365,288)	6,401,213	—	—	(33,524,875)	(27,123,662)
12/31/12	1,178,336	—	153,213	(6,056,471)	(4,724,922)	11,823,367	—	1,562,770	(61,376,439)	(47,990,302)
Class S2(1)
6/30/13	—	—	—	(448)	(448)	—	—	—	(5,069)	(5,069)
12/31/12	—	—	—	—	—	—	—	—	—	—

(1) Class S2 liquidated on April 30, 2013.

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
ING Fidelity® VIP Equity-Income
Class ADV
6/30/13	764	—	—	(2,205)	(1,441)	8,016	—	—	(23,214)	(15,198)
12/31/12	1,786	—	249	(35,288)	(33,253)	16,145	—	2,305	(315,154)	(296,704)
Class S
6/30/13	84,762	—	—	(303,008)	(218,246)	900,022	—	—	(3,257,713)	(2,357,691)
12/31/12	166,021	—	39,081	(550,243)	(345,141)	1,535,280	—	362,285	(5,065,868)	(3,168,303)
Class S2(1)
6/30/13	—	—	—	(483)	(483)	—	—	—	(5,169)	(5,169)
12/31/12	—	—	—	—	—	—	—	—	—	—
ING Fidelity® VIP Mid Cap
Class ADV
6/30/13	6,308	—	—	(46,333)	(40,025)	90,849	—	—	(655,214)	(564,365)
12/31/12	36,249	—	—	(68,132)	(31,883)	456,234	—	—	(881,979)	(425,745)
Class S
6/30/13	101,968	—	—	(344,553)	(242,585)	1,470,381	—	—	(5,033,449)	(3,563,068)
12/31/12	113,356	—	—	(1,394,547)	(1,281,191)	1,425,277	—	—	(17,947,229)	(16,521,952)
Class S2
6/30/13	—	—	—	—	—	—	—	—	—	—
12/31/12	—	—	—	—	—	—	—	—	—	—

(1) Class S2 liquidated on April 30, 2013.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2013. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2012 was as follows:

Ordinary Income
ING Fidelity® VIP Contrafund®	$1,575,623
ING Fidelity® VIP Equity-Income	364,682

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios' pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Undistributed	Unrealized Appreciation/	Capital Loss Carryforwards
	Ordinary Income	(Depreciation)	Amount	Character	Expiration
ING Fidelity® VIP Contrafund®	$2,576,447	$1,150,818	$(895,347)	Short-term	2016
			(13,374,108)	Short-term	2017
			(57,457,080)	Short-term	2018
			(20,815,614)	Long-term	None
			$(92,542,149)*
ING Fidelity® VIP Equity-Income	692,004	(4,065,199)	$(4,401,655)	Short-term	2017
			(5,708,489)	Short-term	2018
			(2,586,119)	Long-term	None
			$(12,696,263)
ING Fidelity® VIP Mid Cap	20,122	(2,178,882)	$(1,746,413)	Short-term	2018

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

The value of your investment in ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income and ING Fidelity® VIP Mid Cap changes with the values of the corresponding Master Fund and its investments.

Foreign Securities (All Portfolios). Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which a Master Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Master Fund. Foreign investments may also subject a Master Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Master Fund's investments.

NOTE 12 — RESTRUCTURING PLAN

The Investment Adviser, Administrator and Distributor are indirect, wholly-owned subsidiaries of ING U.S., Inc. ("ING U.S."). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. ("ING Groep"), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the "Restructuring Plan") to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the "Separation Plan").

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the "Form S-1") with the U.S. Securities and Exchange Commission ("SEC") to

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 12 — RESTRUCTURING PLAN (continued)

register an initial public offering of ING U.S. common stock (the "IPO"). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep's remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep's divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of the Portfolios approved new advisory agreements on May 31, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains "control" (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management's attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser's and affiliated entities' loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

Shareholder Proxy Proposals

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the "Nominees") for election as Directors of the Company. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on May 13, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board, another board in the ING Funds complex, and the Investment Adviser to the Portfolios to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 13 — SUBSEQUENT EVENTS

On July 22, 2013, the Portfolios and the Investment Adviser received exemptive relief from the SEC which permits the Investment Adviser, with the approval of the Portfolios' Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 13 — SUBSEQUENT EVENTS (continued)

that are indirect or direct, wholly-owned subsidiaries of the Investment Adviser or of another company that, indirectly or directly wholly owns the Investment Adviser. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

Dividends: Subsequent to June 30, 2013, the Portfolios declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
ING Fidelity® VIP Contrafund®
Class ADV	$0.0797	August 7, 2013	August 5, 2013
Class S	$0.0957	August 7, 2013	August 5, 2013
ING Fidelity® VIP Equity-Income
Class ADV	$0.3883	August 7, 2013	August 5, 2013
Class S	$0.4477	August 7, 2013	August 5, 2013
ING Fidelity® VIP Mid Cap
Class ADV	$—	August 7, 2013	August 5, 2013
Class S	$0.0077	August 7, 2013	August 5, 2013
Class S2	$—	August 7, 2013	August 5, 2013

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP CONTRAFUND® PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.0%
11,114,853	@	Fidelity VIP Contrafund Portfolio	$321,830,568	100.0
		Total Investments in Master Fund (Cost $231,404,817)	$321,830,568	100.0
		Liabilities in Excess of Other Assets	(1,251)	—
		Net Assets	$321,829,317	100.0

  @  Non-income producing security

Cost for federal income tax purposes is $286,288,516.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$35,542,052
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$35,542,052

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Master Fund	$321,830,568	$—	$—	$321,830,568
Total Investments, at fair value	$321,830,568	$—	$—	$321,830,568

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
19

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MASTER FUND: 100.0%
764,337	Fidelity VIP Equity-Income Portfolio	$17,121,159	100.0
	Total Investments in Master Fund (Cost $13,886,610)	$17,121,159	100.0
	Liabilities in Excess of Other Assets	(7,098)	—
	Net Assets	$17,114,061	100.0

Cost for federal income tax purposes is $18,877,883.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(1,756,724)
Net Unrealized Depreciation	$(1,756,724)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Master Fund	$17,121,159	$—	$—	$17,121,159
Total Investments, at fair value	$17,121,159	$—	$—	$17,121,159

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
20

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP MID CAP PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MASTER FUND: 100.0%
1,238,511	Fidelity VIP Mid Cap Portfolio	$41,093,780	100.0
	Total Investments in Master Fund (Cost $32,324,670)	$41,093,780	100.0
	Assets in Excess of Other Liabilities	13,676	—
	Net Assets	$41,107,456	100.0

Cost for federal income tax purposes is $39,581,399.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,512,381
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$1,512,381

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Master Fund	$41,093,780	$—	$—	$41,093,780
Total Investments, at fair value	$41,093,780	$—	$—	$41,093,780

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
21

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Partners, Inc. Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1  To approve a new investment advisory agreement for certain portfolios with DSL prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

5  To elect 13 nominees to the Board.

8  To approve a modification to the current manager-of-managers policy to permit DSL or ING Investments, as applicable, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio's shareholders.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Fidelity® VIP Contrafund® Portfolio	1	*	1,849,090.000	38,093.000	121,525.000	0.000	2,008,708.000
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	1,977,499.000	31,209.00	0.000	0.000	2,008,708.000
John V. Boyer	5	*	1,977,499.000	31,209.00	0.000	0.000	2,008,708.000
Patricia W. Chadwick	5	*	1,977,499.000	31,209.00	0.000	0.000	2,008,708.000
Albert E. DePrince, Jr.	5	*	1,977,499.000	31,209.00	0.000	0.000	2,008,708.000
Peter S. Drotch	5	*	1,977,499.000	31,209.00	0.000	0.000	2,008,708.000
J. Michael Earley	5	*	1,977,499.000	31,209.00	0.000	0.000	2,008,708.000
Martin J. Gavin	5	*	1,977,499.000	31,209.00	0.000	0.000	2,008,708.000
Russell H. Jones	5	*	1,977,499.000	31,209.00	0.000	0.000	2,008,708.000
Patrick W. Kenny	5	*	1,977,499.000	31,209.00	0.000	0.000	2,008,708.000
Shaun P. Mathews	5	*	1,977,499.000	31,209.00	0.000	0.000	2,008,708.000
Joseph E. Obermeyer	5	*	1,977,499.000	31,209.00	0.000	0.000	2,008,708.000
Sheryl K. Pressler	5	*	1,977,499.000	31,209.00	0.000	0.000	2,008,708.000
Roger B. Vincent	5	*	1,977,499.000	31,209.00	0.000	0.000	2,008,708.000
	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	8	*	1,801,873.000	89,391.000	117,444.000	0.000	2,008,708.000

*  Proposals deferred; adjourned to April 26, 2013

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Fidelity® VIP Equity-Income Portfolio	1	*	79,494.000	0.000	37,975.000	0.000	117,469.000
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	117,469.000	0.00	0.000	0.000	117,469.000
John V. Boyer	5	*	117,469.000	0.00	0.000	0.000	117,469.000
Patricia W. Chadwick	5	*	117,469.000	0.00	0.000	0.000	117,469.000
Albert E. DePrince, Jr.	5	*	117,469.000	0.00	0.000	0.000	117,469.000
Peter S. Drotch	5	*	117,469.000	0.00	0.000	0.000	117,469.000
J. Michael Earley	5	*	117,469.000	0.00	0.000	0.000	117,469.000
Martin J. Gavin	5	*	117,469.000	0.00	0.000	0.000	117,469.000
Russell H. Jones	5	*	117,469.000	0.00	0.000	0.000	117,469.000
Patrick W. Kenny	5	*	117,469.000	0.00	0.000	0.000	117,469.000
Shaun P. Mathews	5	*	117,469.000	0.00	0.000	0.000	117,469.000
Joseph E. Obermeyer	5	*	117,469.000	0.00	0.000	0.000	117,469.000
Sheryl K. Pressler	5	*	117,469.000	0.00	0.000	0.000	117,469.000
Roger B. Vincent	5	*	117,469.000	0.00	0.000	0.000	117,469.000

22

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
8	*	79,494.000	0.000	37,975.000	0.000	117,469.000

*  Proposals deferred; adjourned to April 26, 2013

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Fidelity® VIP Mid Cap Portfolio	1*		535,855.000	2,986.000	42,046.000	0.000	580,887.000
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	580,185.000	702.000	0.000	0.000	580,887.000
John V. Boyer	5	*	558,961.000	21,926.000	0.000	0.000	580,887.000
Patricia W. Chadwick	5	*	580,185.000	702.000	0.000	0.000	580,887.000
Albert E. DePrince, Jr.	5	*	558,961.000	21,926.000	0.000	0.000	580,887.000
Peter S. Drotch	5	*	558,961.000	21,926.000	0.000	0.000	580,887.000
J. Michael Earley	5	*	558,961.000	21,926.000	0.000	0.000	580,887.000
Martin J. Gavin	5	*	558,961.000	21,926.000	0.000	0.000	580,887.000
Russell H. Jones	5	*	558,961.000	21,926.000	0.000	0.000	580,887.000
Patrick W. Kenny	5	*	558,961.000	21,926.000	0.000	0.000	580,887.000
Shaun P. Mathews	5	*	558,961.000	21,926.000	0.000	0.000	580,887.000
Joseph E. Obermeyer	5	*	558,961.000	21,926.000	0.000	0.000	580,887.000
Sheryl K. Pressler	5	*	580,185.000	702.000	0.000	0.000	580,887.000
Roger B. Vincent	5	*	558,961.000	21,926.000	0.000	0.000	580,887.000
	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	8	*	504,582.667	57,953.667	18,350.666	0.000	580,887.000

*  Proposals deferred; adjourned to April 26, 2013

A special meeting of shareholders of the ING Partners, Inc. Registrant was held April 26, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Fidelity® VIP Contrafund® Portfolio	1*		2,810,502.000	40,270.000	163,230.000	0.000	3,014,002.000
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	2,967,570.500	46,431.500	0.000	0.000	3,014,002.000
John V. Boyer	5	*	2,967,570.500	46,431.500	0.000	0.000	3,014,002.000
Patricia W. Chadwick	5	*	2,967,570.500	46,431.500	0.000	0.000	3,014,002.000
Albert E. DePrince, Jr.	5	*	2,967,570.500	46,431.500	0.000	0.000	3,014,002.000
Peter S. Drotch	5	*	2,967,570.500	46,431.500	0.000	0.000	3,014,002.000
J. Michael Earley	5	*	2,967,570.500	46,431.500	0.000	0.000	3,014,002.000
Martin J. Gavin	5	*	2,967,570.500	46,431.500	0.000	0.000	3,014,002.000
Russell H. Jones	5	*	2,967,570.500	46,431.500	0.000	0.000	3,014,002.000
Patrick W. Kenny	5	*	2,967,570.500	46,431.500	0.000	0.000	3,014,002.000
Shaun P. Mathews	5	*	2,967,570.500	46,431.500	0.000	0.000	3,014,002.000
Joseph E. Obermeyer	5	*	2,967,570.500	46,431.500	0.000	0.000	3,014,002.000
Sheryl K. Pressler	5	*	2,967,570.500	46,431.500	0.000	0.000	3,014,002.000
Roger B. Vincent	5	*	2,967,570.500	46,431.500	0.000	0.000	3,014,002.000
	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	8	*	2,706,576.334	146,117.333	161,308.333	0.000	3,014,002.000

*  Proposals deferred; adjourned to May 13, 2013

23

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Fidelity® VIP Equity-Income Portfolio	1	*	263,360.000	61.000	37,975.000	0.000	301,396.000
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	301,396.000	0.000	0.000	0.000	301,396.000
John V. Boyer	5	*	301,396.000	0.000	0.000	0.000	301,396.000
Patricia W. Chadwick	5	*	301,396.000	0.000	0.000	0.000	301,396.000
Albert E. DePrince, Jr.	5	*	301,396.000	0.000	0.000	0.000	301,396.000
Peter S. Drotch	5	*	301,396.000	0.000	0.000	0.000	301,396.000
J. Michael Earley	5	*	301,396.000	0.000	0.000	0.000	301,396.000
Martin J. Gavin	5	*	301,396.000	0.000	0.000	0.000	301,396.000
Russell H. Jones	5	*	301,396.000	0.000	0.000	0.000	301,396.000
Patrick W. Kenny	5	*	301,396.000	0.000	0.000	0.000	301,396.000
Shaun P. Mathews	5	*	301,396.000	0.000	0.000	0.000	301,396.000
Joseph E. Obermeyer	5	*	301,396.000	0.000	0.000	0.000	301,396.000
Sheryl K. Pressler	5	*	301,396.000	0.000	0.000	0.000	301,396.000
Roger B. Vincent	5	*	301,396.000	0.000	0.000	0.000	301,396.000
	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	8	*	263,360.000	61.000	37,975.000	0.000	301,396.000

*  Proposals deferred; adjourned to May 13, 2013

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Fidelity® VIP Mid Cap Portfolio	1	*	578,853.000	2,986.000	38,932.000	0.000	620,771.000
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	620,069.000	702.000	0.000	0.000	620,771.000
John V. Boyer	5	*	600,894.000	19,877.000	0.000	0.000	620,771.000
Patricia W. Chadwick	5	*	620,069.000	702.000	0.000	0.000	620,771.000
Albert E. DePrince, Jr.	5	*	600,894.000	19,877.000	0.000	0.000	620,771.000
Peter S. Drotch	5	*	600,894.000	19,877.000	0.000	0.000	620,771.000
J. Michael Earley	5	*	600,894.000	19,877.000	0.000	0.000	620,771.000
Martin J. Gavin	5	*	600,894.000	19,877.000	0.000	0.000	620,771.000
Russell H. Jones	5	*	600,894.000	19,877.000	0.000	0.000	620,771.000
Patrick W. Kenny	5	*	600,894.000	19,877.000	0.000	0.000	620,771.000
Shaun P. Mathews	5	*	600,894.000	19,877.000	0.000	0.000	620,771.000
Joseph E. Obermeyer	5	*	600,894.000	19,877.000	0.000	0.000	620,771.000
Sheryl K. Pressler	5	*	620,069.000	702.000	0.000	0.000	620,771.000
Roger B. Vincent	5	*	600,894.000	19,877.000	0.000	0.000	620,771.000
	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	8	*	548,290.000	54,473.000	18,008.000	0.000	620,771.000

*  Proposals deferred; adjourned to May 13, 2013

24

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

A special meeting of shareholders of the ING Partners, Inc. Registrant was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

ING Partners, Inc.

	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	573,865,379.456	42,794,795.115	0.000	0.000	616,660,174.571
John V. Boyer	5	*	573,021,834.459	43,638,340.112	0.000	0.000	616,660,174.571
Patricia W. Chadwick	5	*	573,742,886.456	42,917,288.115	0.000	0.000	616,660,174.571
Albert E. DePrince, Jr.	5	*	572,335,768.456	44,324,406.115	0.000	0.000	616,660,174.571
Peter S. Drotch	5	*	572,632,629.459	44,027,545.112	0.000	0.000	616,660,174.571
J. Michael Earley	5	*	573,248,886.456	43,411,288.115	0.000	0.000	616,660,174.571
Martin J. Gavin	5	*	573,514,908.456	43,145,266.115	0.000	0.000	616,660,174.571
Russell H. Jones	5	*	572,951,237.459	43,708,937.112	0.000	0.000	616,660,174.571
Patrick W. Kenny	5	*	572,650,997.456	44,009,177.115	0.000	0.000	616,660,174.571
Shaun P. Mathews	5	*	573,234,679.456	43,425,495.115	0.000	0.000	616,660,174.571
Joseph E. Obermeyer	5	*	573,338,184.456	43,321,990.115	0.000	0.000	616,660,174.571
Sheryl K. Pressler	5	*	573,948,856.459	42,711,318.112	0.000	0.000	616,660,174.571
Roger B. Vincent	5	*	572,333,367.456	44,326,807.115	0.000	0.000	616,660,174.571

*  Proposal Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Fidelity® VIP Contrafund® Portfolio	1	*	6,844,394.000	56,927.000	549,577.000	0.000	7,450,898.000
	8	*	6,722,694.334	211,024.333	517,179.333	0.000	7,450,898.000

*  Proposals deferred; adjourned to May 31, 2013

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Fidelity® VIP Equity-Income Portfolio	1	*	573,204.000	61.000	65,857.000	0.000	639,122.000
	8	*	573,204.334	3,763.333	62,154.333	0.000	639,122.000

*  Proposals deferred; adjourned to May 31, 2013

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Fidelity® VIP Mid Cap Portfolio	1	*	931,775.000	8,050.000	39,496.000	0.000	979,321.000
	8	*	882,569.334	73,862.333	22,889.333	0.000	979,321.000

*  Proposals deferred; adjourned to May 31, 2013

A special meeting of shareholders of the ING Partners, Inc. Registrant was held May 31, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Fidelity® VIP Contrafund® Portfolio	1	*	13,870,194.000	195,431.000	1,430,226.000	0.000	15,495,851.000
	8	*	13,476,794.000	533,115.000	1,485,942.000	0.000	15,495,851.000

*  Proposals Passed

25

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Fidelity® VIP Equity-Income Portfolio	1	*	853,245.000	61.000	160,404.000	0.000	1,013,710.000
	8	*	836,151.000	17,155.000	160,404.000	0.000	1,013,710.000

*  Proposals Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Fidelity® VIP Mid Cap Portfolio	1	*	1,498,518.000	33,440.000	94,412.000	0.000	1,626,370.000
	8	*	1,435,075.334	111,503.333	79,791.333	0.000	1,626,370.000

*  Proposals Passed

26

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY CONTRACTS IN CONNECTION WITH THE SEPARATION PLAN FOR ING FIDELITY® VIP CONTRAFUND® PORTFOLIO, ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO, AND ING FIDELITY® VIP MID CAP PORTFOLIO (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "PORTFOLIOS")

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), provides that, when the Portfolios, each a series of ING Partners, Inc. (the "Company"), enters into a new investment advisory contract ("Advisory Contract") with Directed Services LLC ("Directed Services" or the "Adviser") the Board of Directors (the "Board") of the Company, including a majority of the Board members who have no direct or indirect interest in the Advisory Contracts, and who are not "interested persons" of the series, as such term is defined under the 1940 Act (the "Independent Directors"), must approve the new arrangements. Discussed below are certain factors that the Board considered at meetings held on January 10, 2013 in determining whether to approve new advisory arrangements for the Portfolios in connection with the Separation Plan, as defined and discussed below.

The Board noted that pursuant to an agreement with the European Commission, ING Groep N.V. ("ING Groep"), the ultimate parent company of the Adviser, has announced its intention to divest ING U.S., Inc. ("ING U.S."), its U.S.-based insurance, retirement services, and investment management operations, which include the Adviser, into an independent, standalone company by the end of 2016 (such divestment, the "Separation Plan"). ING U.S. is a wholly owned, indirect subsidiary of ING Groep and a parent company of the Adviser. The Board further noted that the Separation Plan may result in the Adviser's loss of access to the services and resources of its ultimate parent company, which could adversely affect its businesses and profitability. The Board recognized that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control. If a change of control is deemed to take place, the investment advisory agreements for the investment companies in the ING fund complex under the Board's jurisdiction ("ING Funds"), including the Portfolios, would terminate and trigger the necessity for new agreements, which would require the approval of the Board and, potentially, the shareholders of an ING Fund. The Board also recognized that there can be no assurance that the Separation Plan will be carried out.

The Board considered the potential effects of the separation on the Portfolios and the Adviser, including the Adviser's ability prior to, during and after the separation, to perform the same level of service to the Portfolios as it currently provides. In this regard, the Board noted that the Adviser does not currently anticipate that the separation would have a material adverse impact on the Portfolios or its operations and administration.

ING Groep's base case to achieve the Separation Plan is through an initial public offering of ING U.S. (the "IPO") followed by the divestment of ING Groep's remaining ownership interest over time through one or more additional public offerings of ING U.S. stock, or, possibly, through one or more privately negotiated sales of the stock. (While the Separation Plan is the base case, it is possible that the Separation Plan may be achieved by means of a sale to a single buyer or group of buyers.)

Each of the Portfolios is subject to the 1940 Act, which provides that any investment advisory agreement must terminate automatically upon its "assignment." As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a "Change of Control Event." It is anticipated that one or more of the transactions contemplated by the Separation Plan would be deemed a Change of Control Event.

As described above, the Separation Plan contemplates one or more transactions, commencing with the IPO, that are expected to result ultimately in a direct or indirect Change of Control Event for the Adviser, which in turn would result in the automatic termination of the current advisory agreements (the "Current Agreements"). The decisions by the Board, including a majority of the Independent Directors, to approve the proposed advisory agreements for the Portfolios (the "Proposed Agreements") were based on a determination by the Board that it would be in the best interests of the shareholders of the Portfolios for the Adviser to continue providing investment advisory and related services for the Portfolios, without interruption, as consummation of the Separation Plan proceeds.

The Board was aware that the IPO may not result immediately in a Change of Control Event, but also recognized that the Separation Plan contemplates a series of transactions that are expected to result in one or more Change of Control Events in the future.

27

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

The Board concluded that approval by shareholders at this time of both the Proposed Agreements and future agreements that may become effective upon certain Change of Control Events in the future will permit the Portfolios to benefit from the continuation of services by the Adviser and its affiliates throughout the Separation Plan without the need for multiple shareholder meetings. The Board was informed by the Adviser and its counsel that the Adviser is seeking to obtain regulatory assurances that the staff of the U.S. Securities and Exchange Commission would not object to approval of future agreements by shareholders at this time.

Prior to its approval of the Proposed Agreements, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Adviser under the Current Agreements and to be provided under the Proposed Agreements. A substantial portion of this review was conducted as part of, and in conjunction with, the Board's annual reviews of the Current Agreements, which were most recently approved for continuation at an in-person meeting of the Board held on November 29, 2012. During the review process that led to its approval of the Current Agreements on November 29, 2012, the Board was aware that it likely would be asked in the very near future to consider approval of the Proposed Agreements.

On November 29, 2012, the Board concluded, in light of all factors it considered, including undertakings by the Adviser relating to certain follow-up actions, that the approval of the Current Agreements was in the best interests of the Portfolios and their shareholders and that the fee rates set forth in the Current Agreements were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided and to be provided under the Current Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Current Agreements; (3) the existence of any "fall-out" benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Portfolios.

A further description of the process followed by the Board in approving the Current Agreements on November 29, 2012, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios' Annual Report, dated December 31, 2012, under the section titled "BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS."

In connection with its approval of the Proposed Agreements, on January 10, 2013, the Board considered its conclusions in connection with its November 29, 2012 approvals of those Current Agreements that were in effect on that date, including the Board's general satisfaction with the nature, extent and quality of services being provided and, as applicable, actions taken or to be taken in certain instances to improve the relationship between the costs and the quality of services being provided. Also in connection with its January 10, 2013 approvals of the Proposed Agreements, the Board considered a representation made to it on that date by the Adviser's president that there were no additional developments not already disclosed to the Board since November 29, 2012 that would be a material consideration to the Board in connection with its consideration of the Proposed Agreements.

As a result, in addition to the information identified above, in considering the Proposed Agreements, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of the Advisers and its affiliates that render administrative, distribution, compliance and other services to the Funds. When making its decisions on January 10, 2013, the Board took into account that, commencing in early 2011, it had posed ongoing inquiries to, and received regular updates from, management relating to the Separation Plan.

Subsequent to November 2012, the Board and its committees accelerated their due diligence processes by engaging in an extensive review and analysis of additional information regarding the proposed IPO and related matters. This analysis focused on, among other matters, the expectations for continuity and stability of ING U.S. throughout implementation of the Separation Plan and thereafter. In this connection, the Board considered that the Separation Plan is being implemented as a result of legal and regulatory commitments by ING Groep, that the Board generally has been satisfied with the nature, extent and quality of the services provided to the Portfolios, including investment advisory, administrative and support services, and that it would be in the Portfolios' best interests to maintain continuity and stability of the services currently being provided. The Board carefully

28

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

considered ING U.S.'s anticipated future plans related to capitalization, operational matters, and the retention of current levels of staffing and related compensation structures, as well as the desires of its senior executives and key employees and the importance of the investment management operations within the ING U.S. business structure going forward.

Among other steps in its nearly two-year due diligence process, which accelerated upon ING U.S.'s Form S-1 filing, the following actions were taken and considered by or on behalf of the Board:

1.  The Independent Directors solicited and received ongoing advice regarding the Board's legal duties from K&L Gates, legal counsel for such Board members, which law firm has extensive experience regarding such matters.

2.  The Independent Directors established an Ad Hoc IPO Transaction Committee (the "IPO Committee"), consisting exclusively of Independent Directors, to help oversee, coordinate, and perform portions of the Board's due diligence activities. In this connection, the IPO Committee considered, among other matters, relevant legal guidance and the processes followed by certain other investment company boards of directors or trustees when they approved contracts in connection with Change of Control Events.

3.  The Independent Directors, with assistance from K&L Gates, prepared written inquiries to the Adviser and its affiliates regarding the IPO, including details regarding ING U.S.'s anticipated business plan for continuing operations after the IPO and potential Change of Control Events.

4.  The Board received and evaluated written responses from the Adviser and its affiliates pursuant to inquiries made on the Board's behalf. These evaluations were conducted through a series of separate meetings by the Board's Audit Committee, Compliance Committee, Contracts Committee, Domestic Equity Funds Investment Review Committee, International/Balanced/Fixed Income Funds Investment Review Committee, Nominating and Governance Committee, and IPO Committee (collectively, the "Committees"), and by the Independent Directors (which, at times, included one or both Board members who are not Independent Directors). With respect to services to be rendered to the Portfolios by ING U.S. during implementation of the Separation Plan, each Committee evaluated matters relating to those services typically overseen by such Committee (and, in the case of the IPO Committee, relevant matters not otherwise assigned to a standing Committee). Future references herein to actions taken by the Board or the Independent Directors may include, in some instances, actions taken by one or more of the Committees.

5.  The Board requested and participated in a series of in-person and/or telephonic meetings involving presentations from senior management personnel at ING U.S. (including its Chief Executive Officer, Chief Operating Officer, Chief Risk Officer, Head of Corporate Development, Head of Proprietary Investments, and the heads of each proposed primary operating unit of ING U.S.), as well as from senior management of the Adviser and its affiliates. The Board also requested and had such meetings with the Portfolios' Chief Compliance Officer and Chief Investment Risk Officer who, as a matter of course, report directly to the Board or its Committees.

6.  The Board received and reviewed the preliminary Form S-1 that contained extensive information relating to, among other matters, ING U.S.'s anticipated business plans and financial structure. In this connection, the Board considered, among other matters: the anticipated arrangements between ING Groep and ING U.S. over the course of the Separation Plan; the anticipated use of potential proceeds of the capital that would be raised through the Form S-1 offering (including that portion of potential proceeds that may be retained by ING Groep and that portion that may be dedicated to the capitalization and operations of ING U.S., including its asset management operations); the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by ING U.S.-affiliated insurance companies; and other information provided by the Advisers and its affiliates.

7.  K&L Gates retained Grail Partners LLC ("Grail"), an independent investment banking firm with extensive experience relating to business operations such as those to be conducted by ING U.S., in order to help K&L Gates evaluate and advise the Board with respect to, among other matters, details of ING U.S.'s anticipated business plan and financial capitalization as set forth in its Form S-1 and related information provided by the Adviser and its affiliates, including the potential implications to the Adviser and its non-insurance affiliates of insurance regulations and related capitalization matters. The Independent Directors or IPO Committee members attended certain in-person and telephone conference call meetings at which Grail rendered advice to K&L Gates regarding these matters and responded to questions.

29

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

8.  The Independent Directors, the Board, and many of its Committees held in-person meetings on November 27, 28, and 29, 2012 during which, among other actions, they evaluated the responsive due diligence information provided to date by the Adviser and its affiliates, and considered input from K&L Gates, Grail, and others regarding the Form S-1. At the conclusion of these meetings, the Independent Directors and the Committees posed to the Adviser and its affiliates a series of follow-up information requests.

9.  Among the follow-up actions arising from the November 27, 28, and 29, 2012 meetings, the Independent Directors requested and received written assurances that the Adviser and its affiliates: are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; and throughout the time period during which the Separation Plan is implemented, will notify and consult with the Board in advance if management proposes to take certain actions with respect to these matters. The Board considered that such services include, but are not limited to, portfolio management services, administrative services, and regulatory compliance services. In this regard, the Board considered representations by the Adviser and its affiliates that their separation from ING Groep as contemplated by the Separation Plan will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Portfolios. The Board also considered that the importance of the asset management operations to the overall success of ING U.S., as described by the Form S-1 and during presentations by senior ING U.S. management personnel, could provide a strong incentive to ING U.S. to provide appropriate resource allocations to support those asset management operations.

10.  The Board considered representations by the Adviser and its affiliates that approval of the Proposed Agreements would be necessary for the Portfolios to continue receiving investment management services from the Adviser following the Change of Control Events contemplated by the Separation Plan.

11.  The Board considered representations by the Adviser and its affiliates, as well as related supporting documentation, indicating that the Proposed Agreements, including the fees payable thereunder, are substantially similar to and, in any event, are no less favorable to the Portfolios than, the terms of the corresponding Current Agreements.

12.  The Board considered that, to the extent that the Proposed Agreements do have changes, those changes are designed to benefit shareholders and/or to provide management, subject to Board supervision, with greater flexibility to manage the Portfolios in a manner consistent with stated investment objectives. In this connection, the Board considered, among other matters, the Adviser's representation that no material changes would be made to the Proposed Agreements, as compared to the Current Agreements, with respect to the material contractual terms that were previously negotiated under which the Portfolios and its Adviser currently operate, including contractual provisions relating to fees and expenses.

13.  The Board considered representations by the Adviser and its affiliates, including senior investment management personnel, as well as related supporting documentation, indicating that: (a) the Adviser can be expected to provide services of the same nature, extent and quality under the Proposed Agreements as are provided thereby under the Current Agreements; and (b) the Separation Plan is not expected to result in any changes to: (i) the management of the Portfolios, including the continuity of the Portfolios' portfolio managers and other personnel responsible for the management operations of the Portfolios; or (ii) the investment objective of or the principal investment strategies used to manage any of the Portfolios.

14.  The Board considered the steps by the Adviser and its affiliates that have been taken and are planned to be taken to retain the employment of key personnel, including incentive compensation plan arrangements, as well as the overall positive indications by many such personnel regarding the opportunities presented by the Separation Plan to create and grow an investment management operation that is independent from other ING Groep banking and insurance operations that will not be part of ING U.S.

15.  The Board considered that the Adviser and its affiliates have agreed to bear all expenses associated with obtaining shareholder approval of the Proposed Agreements.

16.  The Board considered ING U.S.'s preliminary "branding" plans regarding the future name of its asset management operations, as well as its anticipated ability to continue to use the "ING" brand name for such operations for a period of time following the IPO.

17.  The Board considered the advice provided by Dechert LLP, legal counsel to the Portfolios and the Adviser, with respect to the Proposed Agreements (including advice relating to the process and timing of seeking shareholder approval of the Proposed Agreements, and whether shareholder approvals

30

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

would be required in connection with any future aspects of the Separation Plan following the IPO) and regarding the Board's role and responsibilities with respect to ING Groep's restructuring.

18.  The Board considered the legal obligation of ING Groep under the Separation Plan to divest its ownership interest in ING U.S., as well as certain potential advantages and disadvantages to shareholders of the Portfolios of this divestiture, and certain potential advantages and disadvantages of alternative divestiture actions that ING Groep might be forced to take if the Proposed Agreements are not approved by the Board or by shareholders of the Portfolios.

19.  The Board considered peer group and benchmark investment performance comparison data relating to the Portfolios that was more current than related comparison data considered by it in connection with the November 29, 2012 approvals of the Current Agreements.

20.  The Board considered actions taken by the Adviser subsequent to the November 29, 2012 approvals of the Current Agreements with respect to certain ING Funds in response to requests made by the Board in connection with those approvals.

21.  The Board considered the potential benefits to be realized by the Adviser and its affiliates as a result of the Proposed Agreements.

22.  The Board considered that, if shareholders approve the Proposed Agreements, the Board currently expects to continue to conduct an annual contracts review process consistent with the process it would have conducted had the Current Agreements continued in effect and not been replaced by the Proposed Agreements, notwithstanding the two-year initial term set forth in the Proposed Agreements. For example, if the Proposed Agreements are approved by shareholders in 2013, the Board would not legally be required to review or renew those contracts until 2015. However, the Board currently intends to conduct annual reviews of such contracts in 2013 and 2014, and ING has consented to this process. Thus, the Board emphasized that it would be able to, and intends to, monitor on a regular basis the ability of the Adviser and its affiliates to comply with their undertakings to the Board and to monitor on an ongoing basis the quality of services to, and expenses of, the Portfolios. In addition, the Board considered that, under the Proposed Agreements, it will continue to have the authority, should the need arise in its view, to terminate any of the Proposed Agreements without penalty upon 60 days' notice.

Based on the foregoing and other relevant considerations, at meetings of the Board held on January 10, 2013, the Board, including a majority of the Independent Directors, voted to approve the Proposed Agreements and to recommend approval of the Proposed Agreements by shareholders of the Portfolios. In this connection, the Board concluded that, in light of all factors considered, the terms of the Proposed Agreements, including fee rates, were fair and reasonable, and that it would be in the best interests of shareholders of the Portfolios to approve the Proposed Agreements so as to enable there to be a continuation without interruption of the current services being provided by the current service providers pursuant to the Current Agreements. In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the Proposed Agreements and to recommend approval of the Proposed Agreements to shareholders.

31

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Semiannual Report June 30, 2013
Fidelity®
INVESTMENTS

Contents

Shareholder Expense Example	3	An example of shareholder expenses.

Investment Changes	4	A summary of major shifts in the fund’s investments over the past six months.

Investments	5	A complete list of the fund’s investments with their market values.

Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	17	Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

2

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period*
	Annualized	Account Value	Account Value	January 1, 2013
	Expense Ratio(B)	January 1, 2013	June 30, 2013	to June 30, 2013
Initial Class	.64%
Actual		$1,000.00	$1,115.40	$3.36
Hypothetical(A)		$1,000.00	$1,021.62	$3.21
Service Class	.74%
Actual		$1,000.00	$1,114.60	$3.88
Hypothetical(A)		$1,000.00	$1,021.12	$3.71
Service Class 2.89%
Actual		$1,000.00	$1,113.80	$4.66
Hypothetical(A)		$1,000.00	$1,020.38	$4.46
Service Class 2R	.89%
Actual		$1,000.00	$1,113.60	$4.66
Hypothetical(A)		$1,000.00	$1,020.38	$4.46
Investor Class	.72%
Actual		$1,000.00	$1,114.60	$3.77
Hypothetical(A)		$1,000.00	$1,021.22	$3.61

(A) 5% return per year before expenses

(B) Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Procter & Gamble Co.	2.1	2.0
Capital One Financial Corp.	2.0	1.9
Exxon Mobil Corp.	2.0	2.4
JPMorgan Chase & Co.	2.0	1.6
Google, Inc. Class A	1.9	0.7
Apple, Inc.	1.8	5.6
Cisco Systems, Inc.	1.8	0.0
The Coca-Cola Co.	1.7	1.8
Microsoft Corp.	1.7	0.0
Comcast Corp. Class A	1.6	1.8
	18.6

Market Sectors as of June 30, 2013

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	17.4	19.5
Financials	16.9	15.9
Health Care	12.4	11.7
Consumer Discretionary	12.2	10.6
Industrials	10.2	10.5
Consumer Staples	10.1	10.5
Energy	9.9	10.8
Materials	3.3	3.6
Utilities	3.2	3.5
Telecommunication Services	2.1	2.4

Asset Allocation (% of fund’s net assets)

As of June 30, 2013*

Stocks and Equity Futures	98.1%

Bonds	0.0%†

Short-Term Investments and Net Other Assets (Liabilities)	1.9%

*	Foreign investments	9.9%
†	Amount represents less than	0.1%

As of December 31, 2012 * *

Stocks and Equity Futures	99.1%

Bonds	0.0%†

Short-Term Investments and Net Other Assets (Liabilities)	0.9%

* *	Foreign investments	11.1%

4

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

	Shares	Value

Common Stocks — 97.6%
CONSUMER DISCRETIONARY — 12.1%
Diversified Consumer Services — 0.1%
H&R Block, Inc.	643,559	$17,858,762

Hotels, Restaurants & Leisure — 2.4%
Bloomin’ Brands, Inc.	987,800	24,576,464
Domino’s Pizza, Inc.	686,906	39,943,584
Icahn Enterprises LP rights (a)	363,975	4
Starbucks Corp.	2,132,345	139,647,274
Wynn Resorts Ltd.	585,742	74,974,976
Yum! Brands, Inc.	1,847,861	128,130,682
		407,272,984
Internet & Catalog Retail — 1.4%
Liberty Media Corp. Interactive Series A (a)	5,899,212	135,740,868
priceline.com, Inc. (a)	110,197	91,147,245
		226,888,113
Media — 4.7%
Comcast Corp. Class A	6,516,554	272,913,282
DIRECTV (a)	2,169,230	133,667,953
Legend Pictures LLC (a)(h)(i)	2,062	3,471,377
News Corp.:
Class A	6,196,235	201,997,261
Class A (a)(f)	499,500	7,642,350
Sirius XM Radio, Inc. (d)	9,374,609	31,404,940
Time Warner, Inc.	2,328,577	134,638,322
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	11,499	4,312,125
		790,047,610
Multiline Retail — 0.7%
Dollar General Corp. (a)	2,434,882	122,791,099

Specially Retail — 1.4%
Lowe’s Companies, Inc.	2,301,624	94,136,422
TJX Companies, Inc.	2,704,462	135,385,368
		229,521,790
Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc. Class B	1,269,610	80,848,765
Oxford Industries, Inc.	37,900	2,364,960
PVH Corp.	919,333	114,962,592
Under Armour, Inc. Class A (sub. vtg.) (a)	679,530	40,574,736
		238,751,053

TOTAL CONSUMER DISCRETIONARY		2,033,131,411

CONSUMER STAPLES — 10.1%
Beverages — 2.9%
Anheuser-Busch InBev SA NV	288,071	25,935,959
Coca-Cola Bottling Co. CONSOLIDATED	129,797	7,937,087
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	31,947	4,481,845
Coca-Cola Icecek A/S	314,515	9,050,439
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	236,570	8,835,890
Constellation Brands, Inc. Class A (sub. vtg.) (a)	441,440	23,007,853
Diageo PLC sponsored ADR	382,735	43,995,388
Embotelladora Andina SA sponsored ADR	225,056	7,737,425
Pernod Ricard SA (d)	347,279	38,508,922
Remy Cointreau SA	264,851	28,103,474
The Coca-Cola Co.	7,155,128	286,992,184
		484,586,466
Food & Staples Retailing — 2.0%
CVS Caremark Corp.	3,203,231	183,160,749
Drogasil SA	495,600	4,797,526
Kroger Co.	2,868,754	99,086,763
United Natural Foods, Inc. (a)	158,315	8,547,427
Wal-Mart Stores, Inc.	538,157	40,087,315
		335,679,780
Food Products — 0.5%
Bunge Ltd.	377,832	26,739,171
Green Mountain Coffee Roasters, Inc. (a)	119,819	8,993,614
Mead Johnson Nutrition Co. Class A	381,638	30,237,179
Nestle SA	296,984	19,488,209
		85,458,173
Household Products — 2.1%
Procter & Gamble Co.	4,611,884	355,068,943

Personal Products — 0.2%
L’Oreal SA	107,196	17,615,874
Nu Skin Enterprises, Inc. Class A	131,808	8,056,105
		25,671,979
Tobacco — 2.4%
Altria Group, Inc.	3,341,667	116,924,928
British American Tobacco PLC sponsored ADR	2,463,988	253,642,925
Philip Morris International, Inc.	388,444	33,647,019
Souza Cruz SA	689,300	8,516,818
		412,731,690

TOTAL CONSUMER STAPLES		1,699,197,031

ENERGY — 9.9%
Energy Equipment & Services — 2.4%
Cameron International Corp. (a)	1,286,180	78,662,769
Dril-Quip, Inc. (a)	140,500	12,685,745
Ensco PLC Class A	1,192,401	69,302,346
Forum Energy Technologies, Inc. (a)	403,050	12,264,812
Halliburton Co.	685,156	28,584,708
National Oilwell Varco, Inc.	1,039,890	71,648,421
Noble Corp.	952,950	35,811,861
Ocean Rig UDW, Inc. (United States) (a)	689,100	12,906,843
Oceaneering International, Inc.	269,818	19,480,860
Oil States International, Inc. (a)	101,907	9,440,664

See accompanying notes which are an integral part of the financial statements.

5

	Shares	Value

Common Stocks — continued
ENERGY — continued
Energy Equipment & Services — continued
Schlumberger Ltd.	528,002	$37,836,623
Vantage Drilling Co. (a)	7,698,000	15,703,920
		404,329,572
Oil, Gas & Consumable Fuels — 7.5%
Anadarko Petroleum Corp.	1,314,603	112,963,836
Apache Corp.	183,517	15,384,230
Bonanza Creek Energy, Inc. (a)	224,490	7,960,415
Cabot Oil & Gas Corp.	218,450	15,514,319
Canadian Natural Resources Ltd.	219,125	6,177,671
Chevron Corp.	1,584,728	187,536,712
Cimarex Energy Co.	264,942	17,218,581
Cobalt International Energy, Inc. (a)	660,409	17,547,067
Concho Resources, Inc. (a)	236,808	19,825,566
ConocoPhillips	222,359	13,452,720
Continental Resources, Inc. (a)	46,234	3,978,898
EOG Resources, Inc.	31,569	4,157,006
EQT Corp.	299,343	23,758,854
Exxon Mobil Corp.	3,728,031	336,827,601
Hess Corp.	490,207	32,593,863
InterOil Corp. (a)(d)	316,997	22,034,461
Kinder Morgan Holding Co. LLC	40,100	1,529,815
Marathon Oil Corp.	2,125,358	73,494,880
Marathon Petroleum Corp.	682,905	48,527,229
Murphy Oil Corp.	240,687	14,655,431
Noble Energy, Inc.	860,300	51,652,412
Occidental Petroleum Corp.	1,044,586	93,208,409
Phillips 66	1,087,504	64,064,861
Spectra Energy Corp.	18,400	634,064
Suncor Energy, Inc.	1,638,960	48,310,126
Synergy Resources Corp. (a)	745,736	5,458,788
The Williams Companies, Inc.	917,860	29,802,914
Western Gas Equity Partners LP	48,500	1,996,745
		1,270,267,474

TOTAL ENERGY		1,674,597,046

FINANCIALS — 16.9%
Capital Markets — 2.4%
Ameriprise Financial, Inc.	940,323	76,053,324
BlackRock, Inc. Class A	230,405	59,179,524
Credit Suisse Group	605,618	16,033,183
Deutsche Bank AG	491,200	20,597,417
E*TRADE Financial Corp. (a)	2,439,627	30,885,678
Evercore Partners, Inc. Class A	325,400	12,781,712
Morgan Stanley	835,019	20,399,514
Northern Trust Corp.	469,001	27,155,158
Oaktree Capital Group LLC Class A	258,400	13,578,920
State Street Corp.	779,503	50,831,391
TD Ameritrade Holding Corp.	753,006	18,290,516
The Blackstone Group LP	1,072,067	22,577,731
UBS AG	1,734,559	29,442,125
		397,806,193
Commercial Banks — 2.7%
Barclays PLC	4,070,651	17,335,867
CIT Group, Inc. (a)	626,673	29,221,762
Comerica, Inc.	214,600	8,547,518
First Horizon National Corp.	1,931,760	21,635,712
Huntington Bancshares, Inc.	2,041,751	16,088,998
KBC Groupe SA	107,734	4,011,335
Lloyds Banking Group PLC (a)	6,897,573	6,623,822
M&T Bank Corp.	284,014	31,738,565
PNC Financial Services Group, Inc.	337,459	24,607,510
Sumitomo Mitsui Financial Group, Inc.	158,200	7,241,297
Synovus Financial Corp.	6,342,186	18,519,183
U.S. Bancorp	4,999,872	180,745,373
Wells Fargo & Co.	2,073,741	85,583,291
		451,900,233
Consumer Finance — 2.8%
Capital One Financial Corp.	5,413,049	339,993,608
Cash America International, Inc.	84,208	3,828,096
Discover Financial Services	745,047	35,494,039
SLM Corp.	3,879,076	88,675,677
		467,991,420
Diversified Financial Services — 4.9%
Bank of America Corp.	20,718,539	266,440,412
Citigroup, Inc.	4,572,594	219,347,334
JPMorgan Chase & Co.	6,302,613	332,714,940
KBC Ancora (a)	352,707	6,886,516
		825,389,202
Insurance — 2.8%
ACE Ltd.	642,944	57,530,629
AFLAC, Inc.	461,799	26,839,758
American International Group, Inc. (a)	612,650	27,385,455
Berkshire Hathaway, Inc. Class A (a)	282	47,545,200
Direct Line Insurance Group PLC	6,762,100	23,963,621
esure Group PLC	2,629,414	12,993,424
Fairfax Financial Holdings Ltd. (sub. vtg.)	68,100	26,779,611
Hartford Financial Services Group, Inc.	798,510	24,689,929
Marsh & McLennan Companies, Inc.	1,398,092	55,811,833
MetLife, Inc.	2,646,064	121,083,889
The Travelers Companies, Inc.	551,763	44,096,899
Validus Holdings Ltd.	318,470	11,503,136
		480,223,384
Real Estate Investment Trusts — 0.9%
American Tower Corp.	948,233	69,382,209
Equity Lifestyle Properties, Inc.	352,700	27,718,693
Sun Communities, Inc.	701,869	34,925,001
The Macerich Co.	395,980	24,142,901
		156,168,804

See accompanying notes which are an integral part of the financial statements.

6

	Shares	Value

Common Stocks — continued
FINANCIALS — continued
Real Estate Management & Development — 0.3%
Altisource Residential Corp. Class B (a)(d)	896,800	$14,967,592
CBRE Group, Inc. (a)	1,776,926	41,508,991
		56,476,583
Thrifts & Mortgage Finance — 0.1%
Ocwen Financial Corp. (a)	486,877	20,069,070

TOTAL FINANCIALS		2,856,024,889

HEALTH CARE — 12.4%
Biotechnology — 3.4%
Alexion Pharmaceuticals, Inc. (a)	615,254	56,751,029
Amgen, Inc.	1,511,544	149,128,931
Biogen Idec, Inc. (a)	437,760	94,205,952
CSL Ltd.	594,370	33,473,723
Gilead Sciences, Inc. (a)	3,341,830	171,135,114
Onyx Pharmaceuticals, Inc. (a)	511,719	61,406,280
Regeneron Pharmaceuticals, Inc. (a)	32,310	7,265,873
		573,366,902
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp. (a)	3,687,677	34,184,766
Covidien PLC	1,786,551	112,266,865
Covidien PLC (a)(f)	25,800	1,475,760
Quidel Corp. (a)(d)	1,243,159	31,737,849
Stryker Corp.	1,213,575	78,494,031
The Cooper Companies, Inc.	544,231	64,790,701
		322,949,972
Health Care Providers & Services — 1.8%
CIGNA Corp.	1,614,947	117,067,508
HCA Holdings, Inc.	643,745	23,213,445
Henry Schein, Inc. (a)	643,330	61,598,848
McKesson Corp.	491,950	56,328,275
Quest Diagnostics, Inc.	669,870	40,614,218
		298,822,294
Life Sciences Tools & Services — 0.6%
Fluidigm Corp. (a)(i)	312,345	5,453,544
Illumina, Inc. (a)	449,244	33,621,421
Thermo Fisher Scientific, Inc.	789,449	66,811,069
		105,886,034
Pharmaceuticals — 4.7%
AbbVie, Inc.	3,084,092	127,496,363
Allergan, Inc.	675,998	56,946,072
Bristol-Myers Squibb Co.	814,944	36,419,847
Merck & Co., Inc.	2,473,270	114,883,392
Pfizer, Inc.	9,636,944	269,930,801
Roche Holding AG (participation certificate)	54,154	13,473,284
Sanofi SA sponsored ADR	573,262	29,528,726
Valeant Pharmaceuticals International, Inc. (Canada) (a)	670,586	57,819,472
Warner Chilcott PLC	1,283,182	25,509,658
Zoetis, Inc. Class A	2,110,048	65,179,383
		797,186,998

TOTAL HEALTH CARE		2,098,212,200

INDUSTRIALS — 10.2%
Aerospace & Defense — 2.5%
Honeywell International, Inc.	1,945,672	154,369,616
MTU Aero Engines Holdings AG	60,216	5,807,970
Precision Castparts Corp.	114,800	25,945,948
Textron, Inc.	2,575,698	67,096,933
TransDigm Group, Inc.	28,800	4,514,976
United Technologies Corp.	1,706,998	158,648,394
		416,383,837
Building Products — 0.5%
Armstrong World Industries, Inc. (a)	898,706	42,949,160
Owens Corning (a)	849,988	33,217,531
Quanex Building Products Corp.	618,853	10,421,485
		86,588,176
Commercial Services & Supplies — 0.7%
ADT Corp.	727,713	28,999,363
KAR Auction Services, Inc.	2,246,204	51,370,685
Stericycle, Inc. (a)	359,099	39,655,303
		120,025,351
Electrical Equipment — 1.3%
AMETEK, Inc.	231,800	9,805,140
Eaton Corp. PLC	528,200	34,760,842
Generac Holdings, Inc.	527,409	19,519,407
Hubbell, Inc. Class B	7,000	693,000
Regal-Beloit Corp.	651,175	42,222,187
Roper Industries, Inc.	872,912	108,433,129
		215,433,705
Industrial Conglomerates — 1.5%
3M Co.	294,387	32,191,218
Danaher Corp.	1,929,455	122,134,502
General Electric Co.	4,200,168	97,401,896
		251,727,616
Machinery — 1.9%
Caterpillar, Inc.	1,056,968	87,189,290
Cummins, Inc.	848,613	92,040,566
Illinois Tool Works, Inc.	687,641	47,564,128
Ingersoll-Rand PLC	472,000	26,205,440
Manitowoc Co., Inc.	912,707	16,346,582
Parker Hannifin Corp.	425,961	40,636,679
Volvo AB (B Shares)	600,614	8,042,698
		318,025,383
Professional Services — 0.5%
Manpower, Inc.	474,524	26,003,915
Randstad Holding NV	273,715	11,222,856

See accompanying notes which are an integral part of the financial statements.

7

	Shares	Value

Common Stocks — continued
INDUSTRIALS — continued
Professional Services — continued
Towers Watson & Co.	78,271	$6,413,526
Verisk Analytics, Inc. (a)	616,200	36,787,140
		80,427,437
Road & Rail — 0.8%
J.B. Hunt Transport Services, Inc.	335,571	24,241,649
Union Pacific Corp.	782,680	120,751,870
		144,993,519
Trading Companies & Distributors — 0.5%
W.W. Grainger, Inc.	375,723	94,749,826

TOTAL INDUSTRIALS		1,728,354,850

INFORMATION TECHNOLOGY — 17.4%
Communications Equipment — 2.8%
ADTRAN, Inc. (d)	898,913	22,122,249
Cisco Systems, Inc.	12,371,400	300,748,734
F5 Networks, Inc. (a)	383,485	26,383,768
Finisar Corp. (a)	415,689	7,045,929
Juniper Networks, Inc. (a)	5,233,910	101,066,802
Polycom, Inc. (a)	1,254,738	13,224,939
		470,592,421
Computers & Peripherals — 2.5%
Apple, Inc.	777,626	308,002,106
EMC Corp.	1,210,710	28,596,970
NCR Corp. (a)	1,482,773	48,916,681
Western Digital Corp.	498,483	30,950,809
		416,466,566
Electronic Equipment & Components — l.0%
Flextronics International Ltd. (a)	4,490,167	34,753,893
Jabil Circuit, Inc.	3,339,671	68,062,495
TE Connectivity Ltd.	1,508,107	68,679,193
		171,495,581
Internet Software & Services — 2.1%
ExactTarget, Inc. (a)	286,926	9,675,145
Google, Inc. Class A (a)	368,716	324,606,505
Halogen Software, Inc.	409,400	6,111,610
Marketo, Inc. (d)	556,427	13,838,339
Textura Corp.	16,200	421,362
		354,652,961
IT Services — 1.7%
Accenture PLC Class A	64,412	4,635,088
Cognizant Technology Solutions Corp Class A (a)	1,147,325	71,834,018
Fidelity National Information Services, Inc.	3,753,204	160,787,259
FleetCor Technologies, Inc. (a)	150,700	12,251,910
Global Payments, Inc.	307,400	14,238,768
Lionbridge Technologies, Inc. (a)	722,737	2,095,937
Luxoft Holding, Inc. (e)	295,994	5,887,321
WEX, Inc. (a)	289,932	22,237,784
		293,968,085
Semiconductors & Semiconductor Equipment — 1.8%
Altera Corp.	204,120	6,733,919
Broadcom Corp. Class A	3,563,728	120,311,457
Micron Technology, Inc. (a)	3,511,304	50,316,986
NXP Semiconductors NV (a)	3,664,974	113,540,895
PMC-Sierra, Inc. (a)	2,496,498	15,852,762
		306,756,019
Software — 5.5%
Adobe Systems, Inc. (a)	1,955,574	89,095,951
Autodesk, Inc. (a)	71,014	2,410,215
Compuware Corp.	2,182,025	22,583,959
Electronic Arts, Inc. (a)	2,490,682	57,210,966
Guidewire Software, Inc. (a)	672,762	28,289,642
Intuit, Inc.	1,098,833	67,061,778
Jive Software, Inc. (a)	1,045,644	18,999,351
Microsoft Corp.	8,088,831	279,307,334
Oracle Corp.	8,443,052	259,370,557
salesforce.com, Inc. (a)	2,235,109	85,336,462
Ubisoft Entertainment SA (a)	1,122,706	14,701,385
		924,367,600

TOTAL INFORMATION TECHNOLOGY		2,938,299,233

MATERIALS — 3.3%
Chemicals — 2.8%
Airgas, Inc.	344,620	32,897,425
Albemarle Corp.	367,534	22,893,693
Ashland, Inc.	373,782	31,210,797
Eastman Chemical Co.	738,603	51,709,596
Ecolab, Inc.	569,536	48,518,772
FMC Corp.	745,382	45,513,025
LyondellBasell Industries NV Class A	882,494	58,474,052
Monsanto Co.	895,627	88,487,948
PPG Industries, Inc.	330,377	48,370,497
Sigma Aldrich Corp.	484,515	38,935,625
		467,011,430
Construction Materials — 0.2%
Vulcan Materials Co.	670,307	32,449,562
Containers & Packaging — 0.2%
Rock-Tenn Co. Class A	439,716	43,918,834
Metals & Mining — 0.1%
Goldcorp, Inc.	702,133	17,438,161

TOTAL MATERIALS		560,817,987

TELECOMMUNICATION SERVICES — 2.1%
Diversified Telecommunication Services — 1.3%
inContact, Inc. (a)	1,011,434	8,313,987
Level 3 Communications, Inc. (a)	605,108	12,755,677

See accompanying notes which are an integral part of the financial statements.

8

	Shares	Value

Common Stocks — continued
TELECOMMUNICATION SERVICES — continued
Diversified Telecommunication Services — continued
TW telecom, Inc. (a)	10,500	$295,470
Verizon Communications, Inc.	3,897,771	196,213,792
		217,578,926
Wireless Telecommunication Services — 0.8%
SBA Communications Corp. Class A (a)	1,074,302	79,627,264
Sprint Nextel Corp. (a)	679,768	4,771,971
T-Mobile US, Inc. (a)	1,416,550	35,144,606
Vodafone Group PLC sponsored ADR	505,900	14,539,566
		134,083,407

TOTAL TELECOMMUNICATION SERVICES		351,662,333

UTILITIES — 3.2%
Electric Utilities — 1.4%
American Electric Power Co., Inc.	1,167,829	52,295,383
Duke Energy Corp.	1,516,303	102,350,453
Edison International	538,226	25,920,964
Entergy Corp.	47,800	3,330,704
FirstEnergy Corp.	920,872	34,385,360
PPL Corp.	684,300	20,706,918
		238,989,782
Independent Power Producers & Energy Traders — 0.4%
NRG Energy, Inc.	1,797,852	48,002,648
The AES Corp.	1,947,104	23,345,777
		71,348,425
Multi-Utilities — 1.4%
Ameren Corp.	233,177	8,030,616
CenterPoint Energy, Inc.	2,530,574	59,443,183
Dominion Resources, Inc.	415,500	23,608,710
NiSource, Inc.	799,577	22,899,885
PG&E Corp.	1,462,734	66,890,826
Sempra Energy	632,550	51,717,288
		232,590,508

TOTAL UTILITIES		542,928,715

TOTAL COMMON STOCKS (Cost $13,137,984,354)		16,483,225,695

Convertible Preferred Stocks — 0.1%

CONSUMER DISCRETIONARY — 0.1%
Media — 0.1%
Jumptap, Inc. Series G (i) (Cost $8,211,980)	1,141,504	7,785,057

	Principal
	Amount

Convertible Bonds — 0.0%
ENERGY — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Cobalt International Energy,
Inc. 2.625% 12/1/19 (Cost $3,096,600)	$3,120,000	3,291,600

U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 7/5/13 to 8/29/13 (g) (Cost $6,324,851)	6,325,000	6,324,900

	Shares

Money Market Funds — 2.7%
Fidelity Cash Central Fund, 0.13% (b)	368,073,376	368,073,376
Fidelity Securities Lending Cash
Central Fund, 0.1 3% (b)(c)	84,042,853	84,042,853

TOTAL MONEY MARKET FUNDS (Cost $452,116,229)		452,116,229

TOTAL INVESTMENT PORTFOLIO — 100.4% (Cost $13,607,734,014)		16,952,743,481

NET OTHER ASSETS (LIABILITIES) — (0.4)%		(70,461,121)

NET ASSETS — 100%		$16,882,282,360

Futures Contracts

		Underlying	Unrealized
	Expiration	Face Amount	Appreciation/
	Date	at Value	(Depreciation)
Purchased

Equity Index Contracts
827 CME E-mini S&P 500 Index Contracts	Sept. 2013	$66,131,055	$103,626

The face value of futures purchased as a percentage of net assets is 0.4%

Legend

(a)         Non-income producing

(b)         Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)          Investment made with cash collateral received from securities on loan.

(d)         Security or a portion of the security is on loan at period end.

(e)          Affiliated company

See accompanying notes which are an integral part of the financial statements.

9

(f)           Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g)          Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,566,901.

(h)         Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i)             Restricted securities — Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,022,103 or 0.1% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07—1/6/11	$5,645,236
Jumptap, Inc. Series G	6/29/12	$8,211,980
Legend Pictures LLC	9/23/10	$1,546,500
Weinstein Co. Holdings LLC Class
A-1	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$226,315
Fidelity Securities Lending Cash Central Fund	1,872,807
Total	$2,099,122

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,				Value,
	beginning of		Sales	Dividend	end of
Affiliate	period	Purchases	Proceeds	Income	period
Luxoft Holding, Inc.	$—	$5,783,686	$—	$—	$5,887,321

Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,040,916,468	$2,025,347,905	$—	$15,568,563
Consumer Staples	1,699,197,031	1,653,772,863	45,424,168	—
Energy	1,674,597,046	1,674,597,046	—	—
Financials	2,856,024,889	2,758,751,178	97,273,711	—
Health Care	2,098,212,200	2,036,805,920	61,406,280	—
Industrials	1,728,354,850	1,728,354,850	—	—
Information Technology	2,938,299,233	2,938,299,233	—	—
Materials	560,817,987	560,817,987	—	—
Telecommunication Services	351,662,333	351,662,333	—	—
Utilities	542,928,715	542,928,715	—	—
Corporate Bonds	3,291,600	—	3,291,600	—
U.S. Government and Government Agency Obligations	6,324,900	—	6,324,900	—
Money Market Funds	452,116,229	452,116,229	—	—
Total Investments in Securities:	$16,952,743,481	$16,723,454,259	$213,720,659	$15,568,563

Derivative Instruments:
Assets
Futures Contracts	$103,626	$103,626	$—	$—

See accompanying notes which are an integral part of the financial statements.

10

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$54,805,097
Level 2 to Level 1	$203,070,071

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure /	Value
Derivative Type	Asset	Liability

Equity Risk
Futures Contracts (a)	$103,626	$—
Total Value of Derivatives	$103,626	$—

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

11

Financial Statements

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $80,568,662) — See accompanying schedule:
Unaffiliated issuers (cost $13,149,834,099)	$16,494,739,931
Fidelity Central Funds (cost $452,116,229)	452,116,229
Other affiliated issuers (cost $5,783,686)	5,887,321
Total Investments (cost $13,607,734,014)		$16,952,743,481
Receivable for investments sold		416,216,746
Receivable for fund shares sold		4,004,332
Dividends receivable		16,006,975
Interest receivable		6,631
Distributions receivable from Fidelity
Central Funds		302,758
Other receivables		818,532
Total assets		17,390,099,455

Liabilities
Payable to custodian bank	$40,382
Payable for investments purchased
Regular delivery	386,136,690
Delayed delivery	9,100,257
Payable for fund shares redeemed	16,260,240
Accrued management fee	7,978,081
Distribution and service plan fees Payable	1,807,291
Payable for daily variation margin for derivative instruments	298,325
Other affiliated payables	1,469,191
Other payables and accrued expenses	683,785
Collateral on securities loaned, at Value	84,042,853
Total liabilities		507,817,095

Net Assets		$16,882,282,360
Net Assets consist of:
Paid in capital		$14,970,487,563
Undistributed net investment income		86,327,451
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,519,592,488)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,345,059,834
Net Assets		$16,882,282,360

Initial Class:
Net Asset Value, offering price and redemption price per share ($6,838,441,189 ÷ 231,913,064 shares)		$29.49

Service Class:
Net Asset Value, offering price and redemption price per share ($1,499,629,634 ÷ 51,047,882 shares)		$29.38

Service Class 2:
Net Asset Value, offering price and redemption price per share ($7,703,333,426 ÷ 266,042,686 shares)		$28.96

Service Class 2R:
Net Asset Value, offering price and redemption price per share ($9,468,570 ÷ 327,559 shares)		$28.91

Investor Class:
Net Asset Value, offering price and redemption price per share ($831,409,541 ÷ 28,307,914 shares)		$29.37

See accompanying notes which are an integral part of the financial statements.

12

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$150,102,732
Interest		168,500
Income from Fidelity Central Funds		2,099,122
Total income		152,370,354

Expenses
Management fee	$47,777,715
Transfer agent fees	6,327,582
Distribution and service plan fees	10,963,697
Accounting and security lending fees	805,636
Custodian fees and expenses	159,878
Independent trustees’ compensation	52,296
Appreciation in deferred trustee compensation account	33
Audit	53,482
Legal	16,666
Miscellaneous	92,059
Total expenses before reductions	66,249,044
Expense reductions	(793,341)	65,455,703

Net investment income (loss)		86,914,651
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,232,227,243
Foreign currency transactions	(135,640)
Futures contracts	6,306,667
Total net realized gain (loss)		1,238,398,270
Change in net unrealized appreciation (depreciation) on:
Investment securities	518,830,858
Assets and liabilities in foreign currencies	(78,340)
Futures contracts	(52,610)
Total change in net unrealized appreciation (depreciation)		518,699,908
Net gain (loss)		1,757,098,178
Net increase (decrease) in net assets resulting from operations		$1,844,012,829

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2013	December 31,
	(Unaudited)	2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$86,914,651	$184,313,100
Net realized gain (loss)	1,238,398,270	635,918,428
Change in net unrealized appreciation (depreciation)	518,699,908	1,584,493,232
Net increase (decrease) in net assets resulting from operations	1,844,012,829	2,404,724,760
Distributions to shareholders from net investment income	—	(189,531,129)
Distributions to shareholders from net realized gain	—	(8,351,979)
Total distributions	—	(197,883,108)
Share transactions — net increase (decrease)	(1,225,080,694)	(899,286,819)
Redemption fees	359	69
Total increase (decrease) in net assets	618,932,494	1,307,554,902

Net Assets
Beginning of period	16,263,349,866	14,955,794,964
End of period (including undistributed net investment income of $86,327,451 and distributions in excess of net investment income of $587,200, respectively)	$16,882,282,360	$16,263,349,866

See accompanying notes which are an integral part of the financial statements.

13

Financial Highlights – Initial Class

	Six months ended
	June 30, 2013		Years ended December 31,
	(Unaudited)		2012		2011	2010	2009		2008
Selected Per-Share Data
Net asset value, beginning of period	$26.44		$23.02		$23.88	$20.62	$15.39		$27.90
Income from Investment Operations
Net investment income (loss) (E)	.16		.32		.25	.23	.23		.24
Net realized and unrealized gain (loss)	2.89		3.46		(.86)	3.31	5.26		(11.87)
Total from investment operations	3.05		3.78		(.61)	3.54	5.49		(11.63)
Distributions from net investment income	—		(.34	)(H)	(.25)	(.27)	(.25)		(.23)
Distributions from net realized gain	—		(.01	)(H)	—	(.01)	(.01)		(.65)
Total distributions	—		(.36	)(L)	(.25)	(.28)	(.26	)(K)	(.88)
Redemption fees added to paid in capital (E),(J)	—		—		—	—	—		—
Net asset value, end of period	$29.49		$26.44		$23.02	$23.88	$20.62		$15.39
Total Return (B),(C),(D)	11.54%		16.42%		(2.53)%	17.22%	35.71%		(42.51)%
Ratios to Average Net Assets (F),(I)
Expenses before reductions	.64	%(A)	.64%		.65%	.65%	.67%		.66%
Expenses net of fee waivers, if any	.64	%(A)	.64%		.64%	.65%	.67%		.66%
Expenses net of all reductions	.63	%(A)	.63%		.63%	.63%	.65%		.65%
Net investment income (loss)	1.14	%(A)	1.27%		1.03%	1.06%	1.33%		1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$6,838,441		$6,440,357		$6,113,440	$7,160,125	$7,405,228		$6,240,871
Portfolio turnover rate (G)	91	%(A)	87%		135%	117%	145%		172%

(A)Annualized (B)Total returns for periods of less than one year are not annualized. (C)Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. (D)Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. (E)Calculated based on average shares outstanding during the period. (F)Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. (G)Amount does not include the portfolio activity of any underlying Fidelity Central Funds. (H)The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. (I)Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. (J)Amount represents less than $.01 per share. (K)Total distributions of $.26 per share is comprised of distributions from net investment income of $.250 and distributions from net realized gain of $.005 per share. (L)Total distributions of $.36 per share is comprised of distributions from net investment income of $.342 and distributions from net realized gain of $.013 per share.

Financial Highlights – Service Class

	Six months ended
	June 30, 2013		Years ended December 31,
	(Unaudited)		2012		2011	2010	2009		2008
Selected Per-Share Data
Net asset value, beginning of period	$26.36		$22.95		$23.81	$20.55	$15.33		$27.80
Income from Investment Operations
Net investment income (loss) (E)	.15		.30		.22	.20	.21		.21
Net realized and unrealized gain (loss)	2.87		3.44		(.85)	3.31	5.25		(11.83)
Total from investment operations	3.02		3.74		(.63)	3.51	5.46		(11.62)
Distributions from net investment income	—		(.32	)(H)	(.23)	(.24)	(.23)		(.20)
Distributions from net realized gain	—		(.01	)(H)	—	(.01)	(.01)		(.65)
Total distributions	—		(.33)		(.23)	(.25)	(.24	)(K)	(.85)
Redemption fees added to paid in capital (E),(J)	—		—		—	—	—		—
Net asset value, end of period	$29.38		$26.36		$22.95	$23.81	$20.55		$15.33
Total Return (B),(C),(D)	11.46%		16.31%		(2.64)%	17.11%	35.66%		(42.61)%
Ratios to Average Net Assets (F),(I)
Expenses before reductions	.74	%(A)	.74%		.75%	.75%	.77%		.76%
Expenses net of fee waivers, if any	.74	%(A)	.74%		.74%	.75%	.77%		.76%
Expenses net of all reductions	.73	%(A)	.73%		.73%	.73%	.75%		.75%
Net investment income (loss)	1.04	%(A)	1.16%		.93%	.96%	1.23%		.97%
Supplemental Data
Net assets, end of period (000 omitted)	$1,499,630		$1,374,781		$1,277,101	$1,379,305	$1,784,820		$1,497,734
Portfolio turnover rate (G)	91	%(A)	87%		135%	117%	145%		172%

(A)Annualized (B)Total returns for periods of less than one year are not annualized. (C)Total returns do not charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. (D)Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. (E)Calculated based on average shares outstanding during the period. (F)Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. (G)Amount does not include the portfolio activity of any underlying Fidelity Central Funds. (H)The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. (I)Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. (J)Amount represents less than $.01 per share. (k)Total distributions of $.24 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

14

Financial Highlights – Service Class 2

	Six months ended
	June 30, 2013		Years ended December 31,
	(Unaudited)		2012		2011	2010	2009		2008
Selected Per-Share Data
Net asset value, beginning of period	$26.00		$22.64		$23.49	$20.29	$15.14		$27.46
Income from Investment Operations
Net investment income (loss) (E)	.13		.26		.18	.17	.18		.18
Net realized and unrealized gain (loss)	2.83		3.39		(.84)	3.26	5.18		(11.67)
Total from investment operations	2.96		3.65		(.66)	3.43	5.36		(11.49)
Distributions from net investment income	—		(.28	)(H)	(.19)	(.22)	(.21)		(.18)
Distributions from net realized gain	—		(.01	)(H)	—	(.01)	(.01)		(.65)
Total distributions	—		(.29)		(.19)	(.23)	(.21	)(K)	(.83)
Redemption fees added to paid in capital (E),(J)	—		—		—	—	—		—
Net asset value, end of period	$28.96		$26.00		$22.64	$23.49	$20.29		$15.14
Total Return (B),(C),(D)	11.38%		16.14%		(2.78)%	16.93%	35.47%		(42.69)%
Ratios to Average Net Assets (F),(I)
Expenses before reductions	.89	%(A)	.89%		.90%	.90%	.92%		.91%
Expenses net of fee waivers, if any	.89	%(A)	.89%		.89%	.90%	.92%		.91%
Expenses net of all reductions	.88	%(A)	.88%		.88%	.88%	.90%		.90%
Net investment income (loss)	.89	%(A)	1.02%		.78%	.81%	1.08%		.82%
Supplemental Data
Net assets, end of period (000 omitted)	$7,703,333		$7,740,640		$6,980,191	$7,627,793	$7,577,737		$6,187,985
Portfolio turnover rate (G)	91	%(A)	87%		135%	117%	145%		172%

(A)Annualized (B)Total returns for periods of less than one year are not annualized. (C)Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. (D)Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. (E)Calculated based on average shares outstanding during the period. (F)Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. (G)Amount does not include the portfolio activity of any underlying Fidelity Central Funds. (H)The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. (I)Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. (J)Amount represents less than $.01 per share. (K)Total distributions of $.21 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.005 per share.

Financial Highlights – Service Class 2R

	Six months ended
	June 30, 2013		Years ended December 31,
	(Unaudited)		2012		2011	2010	2009		2008
Selected Per-Share Data
Net asset value, beginning of period	$25.96		$22.60		$23.44	$20.24	$15.10		$27.35
Income from Investment Operations
Net investment income (loss) (E)	.13		.26		.18	.17	.18		.18
Net realized and unrealized gain (loss)	2.82		3.39		(.84)	3.25	5.17		(11.62)
Total from investment operations	2.95		3.65		(.66)	3.42	5.35		(11.44)
Distributions from net investment income	—		(.27	)(H)	(.18)	(.21)	(.20)		(.16)
Distributions from net realized gain	—		(.01	)(H)	—	(.01)	(.01)		(.65)
Total distributions	—		(.29	)(L)	(.18)	(.22)	(.21	)(K)	(.81)
Redemption fees added to paid in capital (E),(J)	—		—		—	—	—		—
Net asset value, end of period	$28.91		$25.96		$22.60	$23.44	$20.24		$15.10
Total Return(B),(C),(D)	11.36%		16.15%		(2.79)%	16.94%	35.46%		(42.69)%
Ratios to Average Net Assets (F),(I)
Expenses before reductions	.89	%(A)	.89%		.90%	.90%	.92%		.91%
Expenses net of fee waivers, if any	.89	%(A)	.89%		.89%	.90%	.92%		.91%
Expenses net of all reductions	.88	%(A)	.88%		.88%	.88%	.90%		.90%
Net investment income (loss)	.89	%(A)	1.02%		.78%	.81%	1.08%		.82%
Supplemental Data
Net assets, end of period (000 omitted)	$9,469		$8,727		$8,042	$10,942	$13,285		$13,585
Portfolio turnover rate (G)	91	%(A)	87%		135%	117%	145%		172%

(A)Annualized (B)Total returns for periods of less than one year are not annualized. (C)Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. (D)Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. (E)Calculated based on average shares outstanding during the period. (F)Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. (G)Amount does not include the portfolio activity of any underlying Fidelity Central Funds. (H)The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. (I)Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. (J)Amount represents less than $.01 per share. (K)Total distributions of $.21 per share is comprised of distributions from net investment income of $.200 and distributions from net realized gain of $.005 per share. (L)Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

15

Financial Highlights – Investor Class

	Six months ended
	June 30, 2013		Years ended December 31,
	(Unaudited)		2012		2011	2010	2009		2008
Selected Per-Share Data
Net asset value, beginning of period	$26.35		$22.94		$23.80	$20.56	$15.34		$27.82
Income from Investment Operations
Net investment income (loss) (E)	.15		.30		.23	.21	.21		.21
Net realized and unrealized gain (loss)	2.87		3.45		(.86)	3.30	5.25		(11.83)
Total from investment operations	3.02		3.75		(.63)	3.51	5.46		(11.62)
Distributions from net investment income	—		(.32	)(H)	(.23)	(.26)	(.24)		(.21)
Distributions from net realized gain	—		(.01	)(H)	—	(.01)	(.01)		(.65)
Total distributions	—		(.34	)(L)	(.23)	(.27)	(.24	)(K)	(.86)
Redemption fees added to paid in capital (E),(J)	—		—		—	—	—		—
Net asset value, end of period	$29.37		$26.35		$22.94	$23.80	$20.56		$15.34
Total Return (B),(C),(D)	11.46%		16.34%		(2.62)%	17.10%	35.66%		(42.60)%
Ratios to Average Net Assets (F),(I)
Expenses before reductions	.72	%(A)	.73%		.73%	.74%	.77%		.75%
Expenses net of fee waivers, if any	.72	%(A)	.73%		.73%	.73%	.77%		.75%
Expenses net of all reductions	.71	%(A)	.71%		.71%	.72%	.75%		.74%
Net investment income (loss)	1.06	%(A)	1.18%		.94%	.98%	1.23%		.98%
Supplemental Data
Net assets, end of period (000 omitted)	$831,410		$698,845		$577,021	$570,841	$457,476		$324,919
Portfolio turnover rate (G)	91	%(A)	87%		135%	117%	145%		172%

(A)Annualized (B)Total returns for periods of less than one year are not annualized. (C)Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. (D)Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. (E)Calculated based on average shares outstanding during the period. (F)Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. (G)Amount does not include the portfolio activity of any underlying Fidelity Central Funds. (H)The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. (I)Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. (J)Amount represents less than $.01 per share. (K)Total distributions of $.24 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.005 per share. (L)Total distributions of $.34 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

16

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

17

Notes to Financial Statements (Unaudited) – continued

3. Significant Accounting Policies – continued

Investment Valuation – continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund’s Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

18

3. Significant Accounting Policies – continued

Income Tax Information and Distributions to Shareholders – continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,502,047,237
Gross unrealized depreciation	(230,982,509)
Net unrealized appreciation (depreciation) on securities and other investments	$3,271,064,728

Tax cost	$13,681,678,753

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(336,841,666)
2017	(2,334,998,928)
Total capital loss carryforward	$(2,671,840,594)

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund’s use of derivatives increased or decreased its exposure to the following risk:

Equity Risk         Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty

19

Notes to Financial Statements (Unaudited) – continued

4. Derivative Instruments – continued

Risk Exposures and the Use of Derivative Instruments – continued

will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts.” The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $6,306,667 and a change in net unrealized appreciation (depreciation) of $ (52,610) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,672,871,624 and $9,015,294,181, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund’s average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund’s average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s and Service Class 2R’s average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$737,094
Service Class 2	10,214,868
Service Class 2R	11,735
$10,963,697

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$2,367,165
Service Class	513,878
Service Class 2	2,842,098
Service Class 2R	3,255
Investor Class	601,186
$6,327,582

20

6. Fees and Other Transactions with Affiliates – continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $281,113 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,727 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,745,196. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,872,807, including $5,711 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $793,301 for the period. In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody expenses by $40.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	June 30,	December 31,
	2013	2012
From net investment income
Initial Class	$—	$82,580,923
Service Class	—	16,341,913
Service Class 2	—	82,113,206
Service Class 2R	—	91,369
Investor Class	—	8,403,718
Total	$—	$189,531,129
From net realized gain
Initial Class	$—	$3,278,212
Service Class	—	704,666
Service Class 2	—	4,008,661
Service Class 2R	—	4,524
Investor Class	—	355,916
Total	$—	$8,351,979

21

Notes to Financial Statements (Unaudited) — continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	December 31,
	2013	2012	2013	2012
Initial Class
Shares sold	3,200,594	8,108,840	$91,610,663	$207,519,230
Reinvestment of distributions	—	3,281,594	—	85,859,135
Shares redeemed	(14,834,408)	(33,386,959)	(423,421,563)	(856,012,042)
Net increase (decrease)	(11,633,814)	(21,996,525)	$(331,810,900)	$(562,633,677)
Service Class
Shares sold	2,136,777	4,101,561	$60,749,521	$104,241,858
Reinvestment of distributions	—	653,535	—	17,046,579
Shares redeemed	(3,246,142)	(8,246,935)	(92,489,710)	(210,877,762)
Net increase (decrease)	(1,109,365)	(3,491,839)	$(31,740,189)	$(89,589,325)
Service Class 2
Shares sold	9,590,840	32,699,560	$269,352,938	$807,565,716
Reinvestment of distributions	—	3,346,604	—	86,121,867
Shares redeemed	(41,270,290)	(46,616,409)	(1,181,392,976)	(1,175,112,838)
Net increase (decrease)	(31,679,450)	(10,570,245)	$(912,040,038)	$(281,425,255)
Service Class 2R
Shares sold	24,059	68,230	$674,725	$1,645,251
Reinvestment of distributions	—	3,733	—	95,893
Shares redeemed	(32,711)	(91,575)	(920,959)	(2,281,001)
Net increase (decrease)	(8,652)	(19,612)	$(246,234)	$(539,857)
Investor Class
Shares sold	2,245,160	2,695,333	$63,892,247	$68,539,753
Reinvestment of distributions	—	335,952	—	8,759,634
Shares redeemed	(458,689)	(1,659,317)	(13,135,580)	(42,398,092)
Net increase (decrease)	1,786,471	1,371,968	$50,756,667	$34,901,295

12. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 22% of the total outstanding shares of the Fund.

22

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

VIPCON-SANN-0813

1.705691.115

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

Semiannual Report June 30, 2013
Fidelity®
INVESTMENTS

Contents

Shareholder Expense Example	3	An example of shareholder expenses.

Investment Changes	4	A summary of major shifts in the fund’s investments over the past six months.

Investments	5	A complete list of the fund’s investments with their market values.

Financial Statements	11	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	16	Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

2

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period*
	Annualized	Account Value	Account Value	January 1, 2013
	Expense Ratio(B)	January 1, 2013	June 30, 2013	to June 30, 2013
Initial Class	.55%
Actual		$1,000.00	$1,146.60	$2.93
Hypothetical(A)		$1,000.00	$1,022.07	$2.76
Service Class	.65%
Actual		$1,000.00	$1,146.10	$3.46
Hypothetical(A)		$1,000.00	$1,021.57	$3.26
Service Class 2.80%
Actual		$1,000.00	$1,144.90	$4.25
Hypothetical(A)		$1,000.00	$1,020.83	$4.01
Service Class 2R	.80%
Actual		$1,000.00	$1,144.50	$4.25
Hypothetical(A)		$1,000.00	$1,020.83	$4.01
Investor Class	.63%
Actual		$1,000.00	$1,145.40	$3.35
Hypothetical(A)		$1,000.00	$1,021.67	$3.16

(A) 5% return per year before expenses

(B) Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
JPMorgan Chase & Co.	3.9	3.8
Wells Fargo & Co.	2.9	2.6
Chevron Corp.	2.9	3.0
Comcast Corp. Class A	2.5	2.9
Procter & Gamble Co.	2.5	2.8
Johnson & Johnson	2.4	2.1
Cisco Systems, Inc.	2.3	1.6
Exxon Mobil Corp.	2.3	1.9
General Electric Co.	2.2	2.1
Paychex, Inc.	2.2	2.0
	26.1

Top Five Market Sectors as of June 30, 2013

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	22.3	19.8
Health Care	13.5	13.9
Energy	12.3	13.6
Information Technology	11.1	10.3
Industrials	10.4	10.4

Asset Allocation (% of fund’s net assets)

As of June 30, 2013*

Stocks	93.2%

Bonds	3.5%

Short-Term Investments and Net Other Assets (Liabilities)	3.3%

*	Foreign investments	9.7%

As of December 31, 2012**

Stocks	94.1%

Bonds	4.0%

Short-Term Investments and Net Other Assets (Liabilities)	1.9%

**	Foreign investments	13.2%

4

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

	Shares	Value

Common Stocks — 90.9%
CONSUMER DISCRETIONARY — 9.5%
Auto Components — 0.2%
Gentex Corp.	576,928	$13,289,190

Diversified Consumer Services — 0.1%
Strayer Education, Inc. (e)	141,476	6,908,273

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	533,000	52,767,000
Texas Roadhouse, Inc. Class A	582,297	14,569,071
Wynn Resorts Ltd.	21,450	2,745,600
Yum! Brands, Inc.	336,700	23,346,778
		93,428,449
Leisure Equipment & Products — 0.4%
New Academy Holding Co. LLC unit (a)(i)(j)	127,200	21,316,176

Media — 4.2%
Comcast Corp. Class A	3,643,273	152,580,273
DIRECTV (a)	110,600	6,815,172
Sinclair Broadcast Group, Inc. Class A	104,000	3,055,520
Time Warner, Inc.	1,550,706	89,661,821
		252,112,786
Multiline Retail — 1.8%
Kohl’s Corp.	457,500	23,108,325
Target Corp.	1,276,203	87,879,339
		110,987,664
Specially Retail — 1.0%
Foot Locker, Inc.	337,485	11,855,848
Lowe’s Companies, Inc.	792,643	32,419,099
Point, Inc.	77,930	3,722,824
Staples, Inc.	854,036	13,545,011
		61,542,782
Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	174,394	9,956,153

TOTAL CONSUMER DISCRETIONARY		569,550,473

CONSUMER STAPLES — 9.7%
Beverages — 2.1%
Molson Coors Brewing Co. Class B	460,600	22,044,316
PepsiCo, Inc.	781,255	63,898,846
The Coca-Cola Co.	954,666	38,291,653
		124,234,815
Food & Staples Retailing — 2.4%
CVS Caremark Corp.	421,200	24,084,216
Safeway, Inc. (e)	1,043,616	24,691,955
Sysco Corp.	282,600	9,653,616
Wal-Mart Stores, Inc.	389,578	29,019,665
Walgreen Co.	1,246,246	55,084,073
		142,533,525
Food Products — 1.0%
Kellogg Co.	901,057	57,874,891

Household Products — 2.5%
Procter & Gamble Co.	1,966,354	151,389,594

Tobacco — 1.7%
Altria Group, Inc.	1,164,996	40,763,210
British American Tobacco PLC sponsored ADR	138,097	14,215,705
Lorillard, Inc.	794,873	34,720,053
Philip Morris International, Inc.	189,244	16,392,315
		106,091,283
TOTAL CONSUMER STAPLES		582,124,108

ENERGY — 11.8%
Energy Equipment & Services — 1.5%
Ensco PLC Class A	349,923	20,337,525
Halliburton Co.	233,285	9,732,650
National Oilwell Varco, Inc.	182,550	12,577,695
Noble Corp.	626,302	23,536,429
Schlumberger Ltd.	176,002	12,612,303
Trinidad Drilling Ltd.	1,191,800	8,748,404
		87,545,006
Oil, Gas & Consumable Fuels — 10.3%
Apache Corp.	390,272	32,716,502
BG Group PLC	160,400	2,728,697
Canadian Natural Resources Ltd.	801,500	22,596,249
Chevron Corp.	1,484,780	175,708,865
EV Energy Partners LP	332,951	12,442,379
Exxon Mobil Corp.	1,559,269	140,879,954
Holly Energy Partners LP	290,744	11,059,902
HollyFrontier Corp.	193,144	8,262,700
Legacy Reserves LP	289,401	7,698,067
Markwest Energy Partners LP	438,647	29,323,552
Occidental Petroleum Corp.	527,487	47,067,665
Penn West Petroleum Ltd. (e)	823,555	8,692,080
Royal Dutch Shell PLC Class A sponsored ADR	442,229	28,214,210
Scorpio Tankers, Inc.	327,173	2,938,014
Suncor Energy, Inc.	1,027,500	30,286,679
The Williams Companies, Inc.	1,487,949	48,313,704
Tsakos Energy Navigation Ltd.	771,108	3,678,185
Western Gas Equity Partners LP	43,077	1,773,480
Williams Partners LP	155,800	8,039,280
		622,420,164
TOTAL ENERGY		709,965,170

FINANCIALS — 21.1%
Capital Markets — 3.4%
Apollo Investment Corp.	1,837,163	14,219,642
Ashmore Group PLC	2,360,743	12,340,796
BlackRock, Inc. Class A	101,500	26,070,275
Carlyle Group LP	215,500	5,538,350
Charles Schwab Corp.	1,355,100	28,768,773

See accompanying notes which are an integral part of the financial statements.

5

	Shares	Value

Common Stocks — continued
FINANCIALS — continued
Capital Markets — continued
Greenhill & Co., Inc.	124,803	$5,708,489
KKR & Co. LP	2,021,557	39,743,811
Morgan Stanley	1,632,593	39,884,247
The Blackstone Group LP	1,406,796	29,627,124
		201,901,507
Commercial Banks — 5.7%
Comerica, Inc.	331,820	13,216,391
Cullen/Frost Bankers, Inc.	234,034	15,626,450
M&T Bank Corp.	329,891	36,865,319
PNC Financial Services Group, Inc.	176,200	12,848,504
Standard Chartered PLC (United Kingdom)	888,470	19,283,314
SunTrust Banks, Inc.	611,480	19,304,424
U.S. Bancorp	1,417,438	51,240,384
Wells Fargo & Co.	4,267,886	176,135,655
		344,520,441
Diversified Financial Services — 4.8%
Bank of America Corp.	1,228,300	15,795,938
JPMorgan Chase & Co.	4,466,231	235,772,338
KKR Financial Holdings LLC	3,684,860	38,875,273
		290,443,549
Insurance — 4.8%
ACE Ltd.	512,811	45,886,328
AFLAC, Inc.	401,700	23,346,804
esure Group PLC	1,874,500	9,262,966
Hanover Insurance Group, Inc.	240,728	11,778,821
MetLife, Inc.	2,768,607	126,691,456
MetLife, Inc. unit	341,615	18,676,092
Prudential Financial, Inc.	398,300	29,087,849
Validus Holdings Ltd.	745,935	26,943,172
		291,673,488
Real Estate Investment Trusts — 2.2%
American Capital Agency Corp.	1,223,848	28,136,266
Annaly Capital Management, Inc.	1,897,277	23,848,772
CommonWealth REIT	264,400	6,112,928
Coresite Realty Corp.	150,847	4,798,443
First Potomac Realty Trust	569,215	7,433,948
Home Properties, Inc.	173,794	11,360,914
Rayonier, Inc.	297,781	16,494,090
Retail Properties America, Inc.	1,038,232	14,825,953
Two Harbors Investment Corp.	1,411,934	14,472,324
Ventas, Inc.	104,790	7,278,713
		134,762,351
Real Estate Management & Development — 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(j)	257,800	5,413,800

Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc.	301,008	3,497,713

TOTAL FINANCIALS		1,272,212,849

HEALTH CARE — 12.5%
Biotechnology — 0.6%
Amgen, Inc.	242,600	23,934,916
PDL BioPharma, Inc. (e)	1,315,269	10,153,877
		34,088,793
Health Care Equipment & Supplies — 0.6%
Covidien PLC	298,200	18,738,888
St. Jude Medical, Inc.	358,461	16,356,575
		35,095,463
Health Care Providers & Services — 2.8%
Aetna, Inc.	624,107	39,655,759
McKesson Corp.	89,550	10,253,475
Quest Diagnostics, Inc.	204,500	12,398,835
UnitedHealth Group, Inc.	649,323	42,517,670
WellPoint, Inc.	761,361	62,309,784
		167,135,523
Health Care Technology — 0.1%
Quality Systems, Inc.	355,946	6,659,750

Pharmaceuticals — 8.4%
AbbVie, Inc.	543,240	22,457,542
AstraZeneca PLC sponsored ADR	826,500	39,093,450
Eli Lilly & Co.	565,977	27,800,790
Johnson & Johnson	1,700,268	145,985,010
Merck & Co., Inc.	2,765,689	128,466,254
Pfizer, Inc.	2,578,212	72,215,718
Sanofi SA	186,368	19,266,836
Teva Pharmaceutical Industries Ltd. sponsored ADR	636,222	24,939,902
Warner Chilcott PLC	1,459,064	29,006,192
		509,231,694
TOTAL HEALTH CARE		752,211,223

INDUSTRIALS — 9.8%
Aerospace & Defense — 1.5%
Raytheon Co.	443,901	29,350,734
The Boeing Co.	29,678	3,040,214
United Technologies Corp.	625,776	58,159,621
		90,550,569
Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.	523,000	29,450,130
United Parcel Service, Inc. Class B	924,845	79,980,596
		109,430,726

See accompanying notes which are an integral part of the financial statements.

6

	Shares	Value

Common Stocks — continued
INDUSTRIALS — continued
Commercial Services & Supplies — 1.2%
Intrum Justitia AB	659,308	$13,518,267
Republic Services, Inc.	1,778,526	60,363,172
		73,881,439
Electrical Equipment — 0.6%
Eaton Corp. PLC	131,400	8,647,434
Emerson Electric Co.	218,855	11,936,352
Hubbell, Inc. Class B	124,100	12,285,900
		32,869,686
Industrial Conglomerates — 2.2%
General Electric Co.	5,780,476	134,049,238

Machinery — 1.4%
Cummins, Inc.	141,995	15,400,778
Douglas Dynamics, Inc.	587,191	7,621,739
Harsco Corp.	260,106	6,031,858
Illinois Tool Works, Inc.	163,921	11,338,416
Stanley Black & Decker, Inc.	566,206	43,767,724
		84,160,515
Professional Services — 0.4%
Acacia Research Corp.	490,984	10,973,492
Michael Page International PLC	2,755,399	15,547,957
		26,521,449
Road & Rail — 0.4%
Union Pacific Corp.	138,162	21,315,633

Trading Companies & Distributors — 0.3%
Watsco, Inc.	224,650	18,861,614

TOTAL INDUSTRIALS		591,640,869

INFORMATION TECHNOLOGY — 9.8%
Communications Equipment — 2.3%
Cisco Systems, Inc.	5,809,095	141,219,099

Computers & Peripherals — 0.5%
Apple, Inc.	75,025	29,715,902

IT Services — 4.4%
Accenture PLC Class A	525,471	37,812,893
Cognizant Technology Solutions Corp. Class A (a)	202,260	12,663,499
Fidelity National Information Services, Inc.	116,597	4,995,015
IBM Corp.	372,212	71,133,435
Paychex, Inc.	3,621,687	132,264,009
The Western Union Co.	354,100	6,058,651
		264,927,502
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc.	3,139,100	46,803,981
KLA-Tencor Corp.	227,491	12,678,073
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,523,619	15,823,091
		75,305,145
Software — 1.3%
CA Technologies, Inc.	465,919	13,339,261
Microsoft Corp.	1,947,000	67,229,910
		80,569,171
TOTAL INFORMATION TECHNOLOGY		591,736,819

MATERIALS — 0.4%
Chemicals — 0.2%
Eastman Chemical Co.	95,616	6,694,076
RPM International, Inc.	274,849	8,778,677
		15,472,753
Metals & Mining — 0.2%
Commercial Metals Co.	650,927	9,614,192

TOTAL MATERIALS		25,086,945

TELECOMMUNICATION SERVICES — 3.8%
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	1,834,759	64,950,469
CenturyLink, Inc.	554,602	19,605,181
Verizon Communications, Inc.	1,927,510	97,030,853
		181,586,503
Wireless Telecommunication Services — 0.8%
Vodafone Group PLC	17,364,298	49,760,484

TOTAL TELECOMMUNICATION SERVICES		231,346,987

UTILITIES — 2.5%
Electric Utilities — 1.7%
FirstEnergy Corp.	464,210	17,333,601
Hawaiian Electric Industries, Inc.	459,800	11,637,538
Northeast Utilities	397,100	16,686,142
PPL Corp.	1,112,847	33,674,750
Southern Co.	542,934	23,959,677
		103,291,708
Multi-Utilities — 0.8%
PG&E Corp.	367,105	16,787,712
Sempra Energy	382,700	31,289,552
		48,077,264
TOTAL UTILITIES		151,368,972

TOTAL COMMON STOCKS (Cost $4,377,666,437)		5,477,244,415

See accompanying notes which are an integral part of the financial statements.

7

	Shares	Value

Preferred Stocks — 2.3%
Convertible Preferred Stocks — 1.8%
CONSUMER DISCRETIONARY — 0.3%
Automobiles — 0.2%
General Motors Co. 4.75%	289,390	$13,937,022

Media — 0.1%
Interpublic Group of Companies, Inc. 5.25%	5,300	6,670,262

TOTAL CONSUMER DISCRETIONARY		20,607,284

ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Apache Corp. 6.00%	125,300	5,981,822

FINANCIALS — 0.3%
Commercial Banks — 0.2%
Huntington Bancshares, Inc. 8.50%	8,100	9,882,081

Real Estate Investment Trusts — 0.1%
Health Care REIT, Inc. Series 1, 6.50%	103,400	6,297,701

TOTAL FINANCIALS		16,179,782

HEALTH CARE — 0.3%
Health Care Equipment & Supplies — 0.1%
Alere, Inc. 3.00%	27,680	6,283,083

Health Care Providers & Services — 0.2%
HealthSouth Corp. Series A, 6.50%	9,800	11,551,750

TOTAL HEALTH CARE		17,834,833

INDUSTRIALS — 0.2%
Aerospace & Defense — 0.2%
United Technologies Corp. 7.50%	169,100	10,037,776

MATERIALS — 0.0%
Metals & Mining — 0.0%
Cliffs Natural Resources, Inc. 7.00%	40,900	718,613

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
Intelsat SA Series A, 5.75%	48,000	2,640,000

UTILITIES — 0.6%
Electric Utilities — 0.3%
NextEra Energy, Inc.:
5.889%	90,807	5,045,237
Series E, 5.599%	152,100	8,578,440
PPL Corp. 8.75%	111,500	6,033,265
		19,656,942
Multi-Utilities — 0.3%
CenterPoint Energy, Inc. 2.00% ZENS	167,100	7,979,025
Dominion Resources, Inc.:
Series A, 6.125% (a)	70,000	3,514,000
Series B, 6.00% (a)	70,000	3,503,500
		14,996,525
TOTAL UTILITIES		34,653,467

TOTAL CONVERTIBLE PREFERRED STOCKS		108,653,577

Nonconvertible Preferred Stocks — 0.5%

CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
Volkswagen AG	46,518	9,418,577

FINANCIALS — 0.4%
Consumer Finance — 0.4%
Ally Financial, Inc. 7.00% (f)	25,330	23,936,850

TOTAL NONCONVERTIBLE PREFERRED STOCKS		33,355,427

TOTAL PREFERRED STOCKS (Cost $131,296,987)		142,009,004

	Principal
	Amount (d)
Corporate Bonds — 3.5%
Convertible Bonds — 3.4%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	6,400,000	8,544,655

ENERGY — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Alpha Natural Resources, Inc. 3.75% 12/15/17	9,490,000		8,161,400
Amyris, lnc. 3% 2/27/17	1,383,000		976,149
Chesapeake Energy Corp. 2.5% 5/15/37	7,300,000		6,890,470
Cobalt International Energy, Inc. 2.625% 12/1/19	3,220,000		3,397,100
Ship Finance International Ltd. 3.25% 2/1/18	6,920,000		6,609,984
			26,035,103
FINANCIALS — 0.4%
Insurance — 0.2%
Fidelity National Financial, Inc. 4.25% 8/15/18	7,360,000		9,733,968

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)	10,438,000		11,213,543

TOTAL FINANCIALS			20,947,511

See accompanying notes which are an integral part of the financial statements.

8

	Principal
	Amount (d)	Value
Corporate Bonds — continued
Convertible Bonds — continued
HEALTH CARE — 0.7%
Biotechnology — 0.1%
InterMune, Inc. 2.5% 12/15/17	$610,000	$646,478
Theravance, Inc. 2.125% 1/15/23	3,010,000	4,637,281
		5,283,759
Health Care Equipment & Supplies — 0.1%
Teleflex, Inc. 3.875% 8/1/17	5,670,000	7,627,284

Health Care Providers & Services — 0.5%
Molina Healthcare, Inc. 1.125% 1/15/20 (f)	5,140,000	5,605,813
WellPoint, Inc. 2.75% 10/15/42 (f)	19,590,000	24,642,261
		30,248,074
TOTAL HEALTH CARE		43,159,117

INDUSTRIALS — 0.4%
Commercial Services & Supplies — 0.2%
Covanta Holding Corp. 3.25% 6/1/14	11,970,000	15,441,300

Construction & Engineering — 0.2%
MasTec, Inc.:
4% 6/15/14	4,000,000	8,412,500
4.25% 12/15/14	1,190,000	2,564,450
		10,976,950
TOTAL INDUSTRIALS		26,418,250

INFORMATION TECHNOLOGY — 1.3%
Communications Equipment — 0.2%
InterDigital, Inc. 2.5% 3/15/16	8,920,000	9,578,296
Liberty Interactive LLC 0.75% 3/30/43 (f)	2,100,000	2,294,355
		11,872,651
Computers & Peripherals — 0.4%
EMC Corp. 1.75% 12/1/13	10,050,000	14,843,850
SanDiskCorp. 1.5% 8/15/1 7	5,220,000	7,004,614
		21,848,464
Semiconductors & Semiconductor Equipment — 0.6%
GT Advanced Technologies, Inc. 3% 10/1/17	11,430,000	9,701,213
Intel Corp. 3.25% 8/1/39	8,400,000	10,657,920
Micron Technology, Inc.:
1.625% 2/15/33 (f)	770,000	1,111,688
2.125% 2/15/33 (f)	400,000	581,000
3.125% 5/1/32 (f)	8,110,000	12,940,519
		34,992,340
Software — 0.1%
Nuance Communications, Inc. 2.75% 11/1/31	9,380,000	9,661,400

TOTAL INFORMATION TECHNOLOGY		78,374,855

TELECOMMUNICATION SERVICES — 0.1%
Wireless Telecommunication Services— 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	3,750,000	4,120,313

TOTAL CONVERTIBLE BONDS		207,599,804

Nonconvertible Bonds — 0.1%
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
Goldman Sachs Capital II 4% (g)(h)	3,970,000	3,156,150

TOTAL CORPORATE BONDS (Cost $188,555,937)		210,755,954

	Shares

Money Market Funds — 3.0%

Fidelity Cash Central Fund, 0.13% (b)	127,887,071	127,887,071
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	51,453,347	51,453,347

TOTAL MONEY MARKET FUNDS (Cost $179,340,418)		179,340,418

TOTAL INVESTMENT PORTFOLIO — 99.7% (Cost $4,876,859,779)		6,009,349,791

NET OTHER ASSETS (LIABILITIES) — 0.3%		19,049,514

NET ASSETS — 100%		$6,028,399,305

Currency Abbreviations

EUR — European Monetary Unit

Legend

(a)   Non-income producing

(b)   Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)    Investment made with cash collateral received from securities on loan.

(d)   Amount is stated in United States dollars unless otherwise noted.

(e)    Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

9

(f)     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,990,997 or 1.6% of net assets.

(g)    Security is perpetual in nature with no stated maturity date.

(h)   Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i)       Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(j)      Restricted securities — Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,729,976 or 0.4% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 – 10/23/12	$5,156,000
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$151,842
Fidelity Securities Lending Cash Central Fund	827,399
Total	$979,241

Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$599,576,334	$567,867,072	$10,393,086	$21,316,176
Consumer Staples	582,124,108	582,124,108	—	—
Energy	715,946,992	715,946,992	—	—
Financials	1,312,329,481	1,258,005,038	48,910,643	5,413,800
Health Care	770,046,056	739,227,470	30,818,586	—
Industrials	601,678,645	601,678,645	—	—
Information Technology	591,736,819	591,736,819	—	—
Materials	25,805,558	25,086,945	718,613	—
Telecommunication Services	233,986,987	184,226,503	49,760,484	—
Utilities	186,022,439	166,964,912	19,057,527	—
Corporate Bonds	210,755,954	—	210,755,954	—
Money Market Funds	179,340,418	179,340,418	—	—
Total Investments in Securities:	$6,009,349,791	$5,612,204,922	$370,414,893	$26,729,976

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$70,127,828

See accompanying notes which are an integral part of the financial statements.

10

Financial Statements

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $49,905,533) — See accompanying schedule:
Unaffiliated issuers (cost $4,697,519,361)	$5,830,009,373
Fidelity Central Funds (cost $179,340,418)	179,340,418
Total Investments (cost $4,876,859,779)		$6,009,349,791
Cash		25,055
Receivable for investments sold		93,419,368
Receivable for fund shares sold		1,955,633
Dividends receivable		11,834,068
Interest receivable		1,250,828
Distributions receivable from Fidelity Central Funds		50,638
Other receivables		371,801
Total assets		6,118,257,182

Liabilities
Payable for investments purchased	$31,188,330
Payable for fund shares redeemed	3,595,045
Accrued management fee	2,292,450
Distribution and service plan fees payable	380,661
Other affiliated payables	563,681
Other payables and accrued expenses	384,363
Collateral on securities loaned, at value	51,453,347
Total liabilities		89,857,877

Net Assets		$6,028,399,305
Net Assets consist of:		$4,674,112,255
Paid in capital
Undistributed net investment income		74,340,048
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		147,187,785
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,132,759,217
Net Assets		$6,028,399,305

Initial Class:
Net Asset Value, offering price and redemption price per share ($3,702,221,496 ÷ 162,390,809 shares)		$22.80

Service Class:
Net Asset Value, offering price and redemption price per share ($375,309,299 ÷ 16,528,365 shares)		$22.71

Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,655,190,960 ÷ 73,885,907 shares)		$22.40

Service Class 2R:
Net Asset Value, offering price and redemption price per share ($8,653,315 ÷ 388,198 shares)		$22.29

Investor Class:
Net Asset Value, offering price and redemption price per share ($287,024,235 ÷ 12,631,765 shares)		$22.72

See accompanying notes which are an integral part of the financial statements.

11

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$87,556,601
Interest		4,668,895
Income from Fidelity Central Funds		979,241
Total income		93,204,737

Expenses
Management fee	$13,663,978
Transfer agent fees	2,211,074
Distribution and service plan fees	2,280,114
Accounting and security lending fees	568,300
Custodian fees and expenses	51,216
Independent trustees’ compensation	18,476
Appreciation in deferred trustee compensation account	293
Audit	47,940
Legal	5,369
Miscellaneous	31,356
Total expenses before reductions	18,878,116
Expense reductions	(144,944)	18,733,172

Net investment income (loss)		74,471,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	194,596,343
Foreign currency transactions	(367,134)
Total net realized gain (loss)		194,229,209
Change in net unrealized appreciation (depreciation) on:
Investment securities	539,762,675
Assets and liabilities in foreign currencies	248,049
Total change in net unrealized appreciation (depreciation)		540,010,724
Net gain (loss)		734,239,933
Net increase (decrease) in net assets resulting from operations		$808,711,498

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2013	December 31,
	(Unaudited)	2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,471,565	$160,196,451
Net realized gain (loss)	194,229,209	225,861,427
Change in net unrealized appreciation (depreciation)	540,010,724	499,587,896
Net increase (decrease) in net assets resulting from operations	808,711,498	885,645,774
Distributions to shareholders from net investment income	—	(160,836,253)
Distributions to shareholders from net realized gain	(16,221,018)	(361,842,958)
Total distributions	(16,221,018)	(522,679,211)
Share transactions — net increase (decrease)	(362,475,634)	(98,030,068)
Redemption fees	35	2,080
Total increase (decrease) in net assets	430,014,881	264,938,575

Net Assets
Beginning of period	5,598,384,424	5,333,445,849
End of period (including undistributed net investment income of $74,340,048 and distributions in excess of net investment income of $131,517, respectively)	$6,028,399,305	$5,598,384,424

See accompanying notes which are an integral part of the financial statements.

12

Financial Highlights — Initial Class

	Six months ended
	June 30, 2013		Years ended December 31,
	(Unaudited)		2012		2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$19.94		$18.69		$19.02	$16.81	$13.18	$23.91
Income from Investment Operations
Net investment income (loss) (E)	.28		.59		.48	.30	.33	.47
Net realized and unrealized gain (loss)	2.64		2.59		(.31)	2.24	3.64	(10.67)
Total from investment operations	2.92		3.18		.17	2.54	3.97	(10.20)
Distributions from net investment income	—		(.63	)(H)	(.50)	(.33)	(.34)	(.51)
Distributions from net realized gain	(.06)		(1.30	)(H)	—	—	—	(.02)
Total distributions	(.06)		(1.93)		(.50)	(.33)	(.34)	(.53)
Redemption fees added to paid in capital (E),(J)	—		—		—	—	—	—
Net asset value, end of period	$22.80		$19.94		$18.69	$19.02	$16.81	$13.18
Total Return (B),(C),(D)	14.66%		17.31%		.97%	15.15%	30.21%	(42.65)%
Ratios to Average Net Assets (F),(I)
Expenses before reductions	.55	%(A)	.55%		.56%	.56%	.58%	.57%
Expenses net of fee waivers, if any	.55	%(A)	.55%		.55%	.55%	.58%	.57%
Expenses net of all reductions	.54	%(A)	.54%		.54%	.55%	.58%	.57%
Net investment income (loss)	2.55	%(A)	2.94%		2.48%	1.71%	2.29%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$3,702,221		$3,461,083		$3,345,762	$3,798,310	$3,771,733	$3,322,799
Portfolio turnover rate (G)	32	%(A)	48%		96%	29%	29%	34%

(A)      Annualized

(B)      Total returns for periods of less than one year are not annualized.

(C)      Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

(D)      Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

(E)      Calculated based on average shares outstanding during the period.

(F)      Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(G)      Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

(H)     The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

(I)       Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(J)       Amount represents less than $.01 per share.

Financial Highlights — Service Class

	Six months ended
	June 30, 2013		Years ended December 31,
	(Unaudited)		2012		2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$19.87		$18.63		$18.96	$16.75	$13.14	$23.82
Income from Investment Operations
Net investment income (loss) (E)	.27		.57		.46	.28	.31	.44
Net realized and unrealized gain (loss)	2.63		2.57		(.31)	2.24	3.63	(10.62)
Total from investment operations	2.90		3.14		.15	2.52	3.94	(10.18)
Distributions from net investment income	—		(.60	)(H)	(.48)	(.31)	(.33)	(.48)
Distributions from net realized gain	(.06)		(1.30	)(H)	—	—	—	(.02)
Total distributions	(.06)		(1.90)		(.48)	(.31)	(.33)	(.50)
Redemption fees added to paid in capital (E),(J)	—		—		—	—	—	—
Net asset value, end of period	$22.71		$19.87		$18.63	$18.96	$16.75	$13.14
Total Return (B),(C),(D)	14.61%		17.19%		.86%	15.09%	30.03%	(42.70)%
Ratios to Average Net Assets (F),(I)
Expenses before reductions	.65	%(A)	.65%		.66%	.66%	.68%	.67%
Expenses net of fee waivers, if any	.65	%(A)	.65%		.66%	.65%	.68%	.67%
Expenses net of all reductions	.64	%(A)	.64%		.64%	.65%	.68%	.67%
Net investment income (loss)	2.45	%(A)	2.84%		2.38%	1.61%	2.19%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$375,309		$350,493		$347,999	$414,431	$430,383	$405,082
Portfolio turnover rate (G)	32	%(A)	48%		96%	29%	29%	34%

(A)      Annualized

(B)      Total returns for periods of less than one year are not annualized.

(C)      Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

(D)      Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

(E)      Calculated based on average shares outstanding during the period.

(F)      Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(G)      Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

(H)     The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

(I)       Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(J)       Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

13

Financial Highlights — Service Class 2

	Six months ended
	June 30, 2013		Years ended December 31,
	(Unaudited)		2012		2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$19.62		$18.41		$18.75	$16.57	$13.00	$23.57
Income from Investment Operations
Net investment income (loss) (E)	.25		.53		.42	.25	.29	.41
Net realized and unrealized gain (loss)	2.59		2.55		(.31)	2.21	3.58	(10.50)
Total from investment operations	2.84		3.08		.11	2.46	3.87	(10.09)
Distributions from net investment income	—		(.57	)(H)	(.45)	(.28)	(.30)	(.46)
Distributions from net realized gain	(.06)		(1.30	)(H)	—	—	—	(.02)
Total distributions	(.06)		(1.87)		(.45)	(.28)	(.30)	(.48)
Redemption fees added to paid in capital (E),(J)	—		—		—	—	—	—
Net asset value, end of period	$22.40		$19.62		$18.41	$18.75	$16.57	$13.00
Total Return (B),(C),(D)	14.49%		17.05%		.66%	14.92%	29.88%	(42.81)%
Ratios to Average Net Assets (F),(I)
Expenses before reductions	.80	%(A)	.80%		.81%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.80	%(A)	.80%		.81%	.80%	.83%	.82%
Expenses net of all reductions	.79	%(A)	.79%		.80%	.80%	.83%	.82%
Net investment income (loss)	2.30	%(A)	2.69%		2.23%	1.46%	2.04%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$1,655,191		$1,560,856		$1,457,230	$1,619,356	$1,558,421	$1,321,569
Portfolio turnover rate (G)	32	%(A)	48%		96%	29%	29%	34%

(A)	Annualized
(B)	Total returns for periods of less than one year are not annualized.
(C)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
(D)	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
(E)	Calculated based on average shares outstanding during the period.
(F)

Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(G)	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
(H)	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
(I)

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(J)	Amount represents less than $.01 per share.

Financial Highlights — Service Class 2R

	Six months ended
	June 30, 2013		Years ended December 31,
	(Unaudited)		2012		2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$19.53		$18.34		$18.66	$16.49	$12.93	$23.44
Income from Investment Operations
Net investment income (loss) (E)	.25		.53		.42	.25	.28	.41
Net realized and unrealized gain (loss)	2.57		2.54		(.30)	2.20	3.58	(10.45)
Total from investment operations	2.82		3.07		.12	2.45	3.86	(10.04)
Distributions from net investment income	—		(.58	)(H)	(.44)	(.28)	(.30)	(.45)
Distributions from net realized gain	(.06)		(1.30	)(H)	—	—	—	(.02)
Total distributions	(.06)		(1.88)		(.44)	(.28)	(.30)	(.47)
Redemption fees added to paid in capital (E),(J)	—		—		—	—	—	—
Net asset value, end of period	$22.29		$19.53		$18.34	$18.66	$16.49	$12.93
Total Return (B),(C),(D)	14.45%		17.05%		.70%	14.90%	29.95%	(42.82)%
Ratios to Average Net Assets (F),(I)
Expenses before reductions	.80	%(A)	.80%		.81%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.80	%(A)	.80%		.80%	.80%	.83%	.82%
Expenses net of all reductions	.79	%(A)	.79%		.79%	.80%	.83%	.81%
Net investment income (loss)	2.31	%(A)	2.69%		2.23%	1.46%	2.04%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$8,653		$5,640		$3,956	$5,405	$5,259	$5,339
Portfolio turnover rate (G)	32	%(A)	48%		96%	29%	29%	34%

(A)	Annualized
(B)	Total returns for periods of less than one year are not annualized.
(C)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
(D)	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
(E)	Calculated based on average shares outstanding during the period.
(F)

Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(G)	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
(H)	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
(I)

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(J)	Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

14

Financial Highlights — Investor Class

	Six months ended
	June 30, 2013		Years ended December 31,
	(Unaudited)		2012		2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$19.89		$18.64		$18.97	$16.77	$13.15	$23.85
Income from Investment Operations
Net investment income (loss) (E)	.27		.57		.46	.28	.31	.44
Net realized and unrealized gain (loss)	2.62		2.59		(.31)	2.23	3.64	(10.63)
Total from investment operations	2.89		3.16		.15	2.51	3.95	(10.19)
Distributions from net investment income	—		(.61	)(H)	(.48)	(.31)	(.33)	(.49)
Distributions from net realized gain	(.06)		(1.30	)(H)	—	—	—	(.02)
Total distributions	(.06)		(1.91)		(.48)	(.31)	(.33)	(.51)
Redemption fees added to paid in capital (E),(J)	—		—		—	—	—	—
Net asset value, end of period	$22.72		$19.89		$18.64	$18.97	$16.77	$13.15
Total Return (B),(C),(D)	14.54%		17.27%		.89%	15.04%	30.09%	(42.71)%
Ratios to Average Net Assets (F),(I)
Expenses before reductions	.63	%(A)	.64%		.64%	.65%	.68%	.66%
Expenses net of fee waivers, if any	.63	%(A)	.64%		.64%	.64%	.68%	.66%
Expenses net of all reductions	.63	%(A)	.63%		.63%	.64%	.68%	.66%
Net investment income (loss)	2.47	%(A)	2.85%		2.39%	1.62%	2.19%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$287,024		$220,311		$178,499	$165,946	$147,358	$122,483
Portfolio turnover rate (G)	32	%(A)	48%		96%	29%	29%	34%

(A)      Annualized

(B)      Total returns for periods of less than one year are not annualized.

(C)      Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

(D)      Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

(E)      Calculated based on average shares outstanding during the period.

(F)      Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(G)      Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

(H)     The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

(I)       Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(J)       Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

15

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 — unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

16

3. Significant Accounting Policies — continued

Investment Valuation — continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund’s Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

17

Notes to Financial Statements (Unaudited) — continued

3. Significant Accounting Policies — continued

Income Tax Information and Distributions to Shareholders — continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,385,954,076
Gross unrealized depreciation	(257,627,419)
Net unrealized appreciation (depreciation) on securities and other investments	$1,128,326,657

Tax cost	$4,881,023,134

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $915,335,772 and $1,326,613,335, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund’s average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .45% of the Fund’s average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s and Service Class 2R’s average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$186,383
Service Class 2	2,084,717
Service Class 2R	9,014
$2,280,114

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$1,294,976
Service Class	130,245
Service Class 2	583,321
Service Class 2R	2,503
Investor Class	200,029
$2,211,074

18

5. Fees and Other Transactions with Affiliates — continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,946 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,515 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $827,399, including $43,766 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $142,658 for the period. In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody expenses by $2,286.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	June 30, 2013	December 31, 2012
From net investment income
Initial Class	$—	$101,791,140
Service Class	—	9,989,279
Service Class 2	—	42,628,835
Service Class 2R	—	156,403
Investor Class	—	6,270,596
Total	$—	$160,836,253
From net realized gain
Initial Class	$9,960,461	$222,187,565
Service Class	1,005,392	22,886,320
Service Class 2	4,574,622	103,060,364
Service Class 2R	16,498	339,927
Investor Class	664,045	13,368,782
Total	$16,221,018	$361,842,958

19

Notes to Financial Statements (Unaudited) — continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Initial Class
Shares sold	2,740,631	3,870,932	$60,148,018	$77,988,279
Reinvestment of distributions	470,055	16,250,583	9,960,461	323,978,705
Shares redeemed	(14,365,044)	(25,610,108)	(319,745,752)	(515,027,646)
Net increase (decrease)	(11,154,358)	(5,488,593)	$(249,637,273)	$(113,060,662)
Service Class
Shares sold	288,720	779,349	$6,309,807	$15,549,373
Reinvestment of distributions	47,626	1,655,419	1,005,392	32,875,599
Shares redeemed	(1,444,012)	(3,480,467)	(31,429,784)	(69,732,701)
Net increase (decrease)	(1,107,666)	(1,045,699)	$(24,114,585)	$(21,307,729)
Service Class 2
Shares sold	2,884,176	9,943,946	$62,278,377	$192,585,015
Reinvestment of distributions	219,512	7,428,210	4,574,622	145,689,199
Shares redeemed	(8,763,199)	(16,965,629)	(191,739,996)	(333,504,543)
Net increase (decrease)	(5,659,511)	406,527	$(124,886,997)	$4,769,671
Service Class 2R
Shares sold	132,339	121,840	$2,860,906	$2,390,089
Reinvestment of distributions	795	25,375	16,498	496,330
Shares redeemed	(33,811)	(74,064)	(720,302)	(1,477,846)
Net increase (decrease)	99,323	73,151	$2,157,102	$1,408,573
Investor Class
Shares sold	1,869,239	1,569,001	$41,066,328	$31,601,024
Reinvestment of distributions	31,442	986,760	664,045	19,639,378
Shares redeemed	(347,852)	(1,052,779)	(7,724,254)	(21,080,323)
Net increase (decrease)	1,552,829	1,502,982	$34,006,119	$30,160,079

11. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

20

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

VIPEI-SANN-0813

1.705693.115

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report June 30, 2013
Fidelity®
INVESTMENTS

Contents

Shareholder Expense Example	3	An example of shareholder expenses.

Investment Changes	4	A summary of major shifts in the fund’s investments over the past six months.

Investments	5	A complete list of the fund’s investments with their market values.

Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	16	Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

2

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Expenses Paid
		Beginning	Ending	During Period*
	Annualized	Account Value	Account Value	January 1, 2013
	Expense Ratio(B)	January 1, 2013	June 30, 2013	to June 30, 2013
Initial Class	.65%
Actual		$1,000.00	$1,120.40	$3.42
Hypothetical(A)		$1,000.00	$1,021.57	$3.26
Service Class	.75%
Actual		$1,000.00	$1,119.40	$3.94
Hypothetical(A)		$1,000.00	$1,021.08	$3.76
Service Class 2.90%
Actual		$1,000.00	$1,118.70	$4.73
Hypothetical(A)		$1,000.00	$1,020.33	$4.51
Investor Class	.73%
Actual		$1,000.00	$1,119.80	$3.84
Hypothetical(A)		$1,000.00	$1,021.17	$3.66

(A) 5% return per year before expenses

(B) Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Archer Daniels Midland Co.	1.5	1.5
Kroger Co.	1.4	1.5
FleetCor Technologies, Inc.	1.2	1.2
Fiserv, Inc.	1.1	2.1
HSN, Inc.	1.1	1.6
Time Warner, Inc.	1.1	1.5
Manpower, Inc.	1.0	0.0
H&R Block, Inc.	1.0	0.7
Southwest Airlines Co.	0.9	0.6
Equifax, Inc.	0.9	1.4
	11.2

Top Five Market Sectors as of June 30, 2013

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	22.9	18.7
Consumer Discretionary	20.8	28.4
Industrials	16.4	12.6
Financials	15.0	13.9
Health Care	8.9	4.6

Asset Allocation (% of fund’s net assets)

As of June 30, 2013*

	Stocks		98.7%

	Bonds		0.0%

	Short-Term Investments and Net Other Assets (Liabilities)		1.3%

*	Foreign investments	16.3%
†	Amount represents less than	0.01%

As of December 31, 2012**

	Stocks		100.0%

	Bonds		0.0	%†

	Short-Term Investments and Net Other Assets (Liabilities)		0.0	%†

**	Foreign investments	19.0%

4

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

	Shares	Value

Common Stocks — 98.5%

CONSUMER DISCRETIONARY — 20.8%
Auto Components — 3.1%
Delphi Automotive PLC	1,237,257	$62,716,557
Dorman Products, Inc.	262,200	11,964,186
Gentex Corp.	490,933	11,316,006
Johnson Controls, Inc.	1,459,328	52,229,349
New Focus Auto Tech Holdings Ltd. (a)	3,095,675	203,556
Standard Motor Products, Inc.	1,069,480	36,725,943
Tenneco, Inc. (a)	1,551,476	70,250,833
		245,406,430
Automobiles — 0.5%
Harley-Davidson, Inc.	602,154	33,010,082
Winnebago Industries, Inc. (a)	290,700	6,101,793
		39,111,875
Distributors — 0.0%
LKQ Corp. (a)	105,356	2,712,917

Diversified Consumer Services — 2.5%
American Public Education, Inc. (a)	728,343	27,065,226
DeVry, Inc.	79,024	2,451,324
Grand Canyon Education, Inc. (a)	2,026,095	65,301,042
H&R Block, Inc.	2,788,274	77,374,604
Service Corp. International	1,172,695	21,143,691
Universal Technical Institute, Inc.	571,586	5,904,483
		199,240,370
Hotels, Restaurants & Leisure — 3.0%
AFC Enterprises, Inc. (a)	401,103	14,415,642
Bally Technologies, Inc. (a)	63,365	3,575,053
Bloomin’ Brands, Inc.	402,528	10,014,897
Bravo Brio Restaurant Group, Inc. (a)	600,508	10,701,053
Brinker International, Inc.	841,446	33,178,216
Fiesta Restaurant Group, Inc. (a)	95,964	3,300,202
Interval Leisure Group, Inc.	359,851	7,168,232
Jubilant Foodworks Ltd. (a)	83,043	1,457,957
Noodles & Co.	7,200	264,600
Paddy Power PLC (Ireland)	144,600	12,407,369
Panera Bread Co. Class A (a)	2,473	459,830
Papa John’s International, Inc. (a)	433,380	28,330,051
Ruth’s Hospitality Group, Inc.	1,006,058	12,143,120
Texas Roadhouse, Inc. Class A	970,573	24,283,736
The Cheesecake Factory, Inc.	1,224,212	51,282,241
Wyndham Worldwide Corp.	371,697	21,272,219
		234,254,418
Household Durables — 2.3%
ARNEST ONE Corp. (d)	1,122,600	22,001,321
Harman International Industries, Inc.	544,202	29,495,748
Haseko Corp. (a)	7,620,500	9,283,892
Jarden Corp. (a)	1,426,870	62,425,563
Whirlpool Corp.	492,428	56,314,066
		179,520,590
Internet & Catalog Retail — 1.2%
HSN, Inc.	1,651,001	88,691,774
TripAdvisor, Inc. (a)	115,600	7,036,572
		95,728,346
Leisure Equipment & Products — 0.1%
Polaris Industries, Inc.	90,868	8,632,460

Media — 2.6%
Cinemark Holdings, Inc.	554,901	15,492,836
Comcast Corp. Class A	304,074	12,734,619
Discovery Communications, Inc. (a)	920,218	71,050,032
KT Skylife Co. Ltd	435,490	14,371,473
Sinclair Broadcast Group, Inc. Class A	71,200	2,091,856
Time Warner, Inc.	1,502,407	86,869,173
		202,609,989
Multiline Retail — 0.1%
Macy’s, Inc.	226,200	10,857,600

Specialty Retail — 4.1%
Aarons, Inc. Class A	78,685	2,203,967
Asbury Automotive Group, Inc. (a)	386,527	15,499,733
Ascena Retail Group, Inc. (a)	187,333	3,268,961
Cabela’s, Inc. Class A (a)	86,860	5,625,054
CST Brands, Inc. (a)	1,408,698	43,401,985
Dick’s Sporting Goods, Inc.	226,300	11,328,578
Foot Locker, Inc.	214,101	7,521,368
GNC Holdings, Inc.	236,388	10,450,713
Group 1 Automotive, Inc.	16,298	1,048,450
Guess?, Inc.	341,103	10,584,426
Lithia Motors, Inc. Class A (sub. vtg.)	1,075,749	57,348,179
Office Depot, Inc. (a)(d)	2,218,745	8,586,543
Penske Automotive Group, Inc.	44,848	1,369,658
PetSmart, Inc.	76,105	5,098,274
Rent-A-Center, Inc.	360,795	13,547,852
Ross Stores, Inc.	101,713	6,592,020
Signet Jewelers Ltd.	619,410	41,766,816
Sonic Automotive, Inc. Class A (sub. vtg.)	1,479,479	31,276,186
Staples, Inc.	928,100	14,719,666
The Men’s Wearhouse, Inc.	297,722	11,268,778
TJX Companies, Inc.	415,149	20,782,359
Tsutsumi Jewelry Co. Ltd.	106,000	2,432,925
		325,722,491
Textiles, Apparel & Luxury Goods — 1.3%
adidas AG	219,000	23,700,000
Crocs, Inc. (a)	584,300	9,640,950
G-III Apparel Group Ltd. (a)	848,808	40,844,641
Page Industries Ltd.	24,388	1,678,173
PVH Corp	182,038	22,763,852
		98,627,616

TOTAL CONSUMER DISCRETIONARY		1,642,425,102

See accompanying notes which are an integral part of the financial statements.

5

	Shares	Value

Common Stocks — continued

CONSUMER STAPLES — 4.9%
Beverages — 0.2%
Dr. Pepper Snapple Group, Inc.	393,055	$18,053,016

Food & Staples Retailing — 1.4%
Breadtalk Group Ltd.	1,200	819
Kroger Co.	3,227,831	111,489,283
		111,490,102
Food Products — 2.7%
Archer Daniels Midland Co.	3,562,607	120,807,998
Britannia Industries Ltd.	203,541	2,305,405
ConAgra Foods, Inc.	569,013	19,875,624
Ingredion, Inc.	420,008	27,560,925
Lancaster Colony Corp.	62,510	4,875,155
Post Holdings, Inc. (a)	124,600	5,440,036
SunOpta, Inc. (a)	1,019,100	7,732,640
Want Want China Holdings Ltd.	15,548,600	21,891,390
		210,489,173
Household Products — 0.6%
Energizer Holdings, Inc.	316,653	31,826,793
Jyothy Laboratories Ltd.	654,802	1,980,915
Spectrum Brands Holdings, Inc.	165,919	9,435,814
		43,243,522

TOTAL CONSUMER STAPLES		383,275,813

ENERGY — 4.1%
Energy Equipment & Services — 1.7%
Dresser-Rand Group, Inc. (a)	449,356	26,952,373
Ensco PLC Class A	593,134	34,472,948
McDermott International, Inc. (a)	991,178	8,107,836
Noble Corp.	660,833	24,834,104
Oceaneering International, Inc.	228,767	16,516,977
Oil States International, Inc. (a)	146,031	13,528,312
TETRA Technologies, Inc. (a)	451,789	4,635,355
Unit Corp. (a)	118,466	5,044,282
		134,092,187
Oil, Gas & Consumable Fuels — 2.4%
Apache Corp	92,129	7,723,174
Canadian Natural Resources Ltd.	451,252	12,721,900
Continental Resources, Inc. (a)	53,746	4,625,381
Denbury Resources, Inc. (a)	968,872	16,780,863
Emerald Oil, Inc. warrants 2/4/16 (a)	129,809	1
Energen Corp.	416,101	21,745,438
Energy XXI (Bermuda) Ltd.	275,536	6,111,388
Marathon Oil Corp.	705,044	24,380,422
Marathon Petroleum Corp.	331,884	23,583,677
Oasis Petroleum, Inc. (a)	493,848	19,195,872
Phillips 66	156,071	9,194,143
Rosetta Resources, Inc. (a)	457,328	19,445,587
Valero Energy Corp.	157,834	5,487,888
Whiting Petroleum Corp. (a)	326,387	15,043,177
		186,038,911

TOTAL ENERGY		320,131,098

FINANCIALS — 14.8%
Capital Markets — 4.8%
Affiliated Managers Group, Inc. (a)	125,332	20,546,928
AllianceBernstein Holding LP	1,859,799	38,721,015
Ameriprise Financial, Inc.	120,100	9,713,688
BlackRock, Inc. Class A	273,647	70,286,232
E*TRADE Financial Corp. (a)	467,500	5,918,550
Invesco Ltd.	2,117,661	67,341,620
Janus Capital Group, Inc.	531,314	4,521,482
Marusan Securities Co. Ltd.	1,027,900	6,282,854
Monex Group, Inc. (d)	35,513	12,823,505
SEI Investments Co.	2,408,541	68,474,821
The Blackstone Group LP	2,093,563	44,090,437
Virtus Investment Partners, Inc. (a)	71,219	12,553,773
Waddell & Reed Financial, Inc. Class A	259,592	11,292,252
Walter Investment Management Corp. (a)	236,682	8,002,218
		380,569,375
Commercial Banks — 3.8%
BB&T Corp	266,130	9,016,484
City National Corp.	176,977	11,215,032
Comerica, Inc.	809,169	32,229,201
Commerce Bancshares, Inc.	659,695	28,736,314
Cullen/Frost Bankers, Inc.	125,661	8,390,385
East West Bancorp, Inc.	364,845	10,033,238
First Commonwealth Financial Corp.	595,872	4,391,577
First Niagara Financial Group, Inc.	3,269,825	32,927,138
Huntington Bancshares, Inc.	7,452,622	58,726,661
IBERIABANK Corp.	136,550	7,320,446
PrivateBancorp, Inc.	1,409,317	29,891,614
SCBT Financial Corp.	57,165	2,880,544
Shinsei Bank Ltd.	14,708,000	33,399,649
SunTrust Banks, Inc.	716,281	22,612,991
Synovus Financial Corp.	2,607,290	7,613,287
		299,384,561
Consumer Finance — 2.1%
ACOM Co. Ltd. (a)(d)	357,060	11,359,024
American Express Co.	285,848	21,369,996
Credit Acceptance Corp. (a)	232,100	24,382,105
Credit Saison Co. Ltd.	359,600	9,035,693
Discover Financial Services	105,522	5,027,068
First Cash Financial Services, Inc. (a)	78,327	3,854,472
Hitachi Capital Corp.	616,900	12,191,083
Portfolio Recovery Associates, Inc. (a)	239,463	36,788,701
SLM Corp.	1,702,823	38,926,534
		162,934,676

See accompanying notes which are an integral part of the financial statements.

6

	Shares	Value

Common Stocks — continued

FINANCIALS — continued
Diversified Financial Services — 0.3%
CRISIL Ltd.	130,128	$2,426,034
ORIX Corp.	1,110,400	15,153,318
The NASDAQ Stock Market, Inc.	177,500	5,820,225
		23,399,577
Insurance — 1.4%
Assured Guaranty Ltd.	809,177	17,850,445
Hanover Insurance Group, Inc.	257,808	12,614,545
Lincoln National Corp.	175,757	6,409,858
Old Republic International Corp.	2,598,761	33,446,054
Protective Life Corp.	616,808	23,691,595
Reinsurance Group of America, Inc.	273,331	18,889,905
		112,902,402
Real Estate Investment Trusts — 0.3%
Coresite Realty Corp.	493,535	15,699,348
Corrections Corp. of America	108,171	3,663,752
Extra Space Storage, Inc.	43,205	1,811,586
Kite Realty Group Trust	647,331	3,903,406
		25,078,092
Real Estate Management & Development — 1.5%
Altisource Asset Management Corp. (a)	73,433	19,826,910
Altisource Portfolio Solutions SA	366,537	34,483,801
Altisource Residential Corp. Class B (a)	244,779	4,085,362
Jones Lang LaSalle, Inc.	487,251	44,408,056
Wharf Holdings Ltd.	1,823,000	15,324,759
		118,128,888
Thrifts & Mortgage Finance — 0.6%
Nationstar Mortgage Holdings, Inc. (a)(d)	919,840	34,438,810
Ocwen Financial Corp. (a)	235,641	9,713,122
		44,151,932

TOTAL FINANCIALS		1,166,549,503

HEALTH CARE — 8.9%
Biotechnology — 2.0%
Amgen, Inc.	206,700	20,393,022
Biogen Idec, Inc. (a)	32,600	7,015,520
Celgene Corp. (a)	120,560	14,094,670
InterMune, Inc. (a)	339,500	3,265,990
Puma Biotechnology, Inc. (a)	65,450	2,904,017
Regeneron Pharmaceuticals, Inc. (a)	28,144	6,329,023
United Therapeutics Corp. (a)	1,019,927	67,131,595
Vertex Pharmaceuticals, Inc. (a)	459,294	36,683,812
		157,817,649
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp. (a)	6,954,236	64,465,768
Greatbatch, Inc. (a)	423,978	13,902,239
Hill-Rom Holdings, Inc.	386,411	13,014,322
Hologic, Inc. (a)	89,420	1,725,806
St. Jude Medical, Inc.	253,082	11,548,132
Stryker Corp.	686,239	44,385,939
SurModics, Inc. (a)	318,552	6,374,226
Trinity Biotech PLC sponsored ADR	913,954	15,400,125
		170,816,557
Health Care Providers & Services — 2.6%
AMN Healthcare Services, Inc. (a)	1,695,657	24,281,808
Community Health Systems, Inc.	816,864	38,294,584
HCA Holdings, Inc.	804,212	28,999,885
Health Management Associates, Inc. Class A (a)	1,770,417	27,830,955
Health Net, Inc. (a)	205,700	6,545,374
Healthways, Inc. (a)	458,381	7,966,662
Humana, Inc.	13,074	1,103,184
Miraca Holdings, Inc.	303,100	13,928,333
Omnicare, Inc.	230,254	10,985,418
PharMerica Corp. (a)	88,611	1,228,148
Team Health Holdings, Inc. (a)	33,256	1,365,824
Tenet Healthcare Corp. (a)	482,104	22,224,994
VCA Antech, Inc. (a)	662,513	17,284,964
		202,040,133
Life Sciences Tools & Services — 0.9%
Bruker BioSciences Corp. (a)	1,119,140	18,074,111
Cambrex Corp. (a)	256,830	3,587,915
Thermo Fisher Scientific, Inc.	567,805	48,053,337
		69,715,363
Pharmaceuticals — 1.2%
Actavis, Inc. (a)	315,600	39,835,032
Hospira, Inc. (a)	293,800	11,255,478
Jazz Pharmaceuticals PLC (a)	217,327	14,936,885
Valeant Pharmaceuticals International, Inc. (Canada) (a)	371,859	32,062,541
		98,089,936

TOTAL HEALTH CARE		698,479,638

INDUSTRIALS — 16.4%
Aerospace & Defense — 1.0%
BE Aerospace, Inc. (a)	296,500	18,703,220
Esterline Technologies Corp. (a)	305,117	22,056,908
Hexcel Corp. (a)	365,934	12,460,053
Precision Castparts Corp.	20,800	4,701,008
Textron, Inc.	363,500	9,469,175
Triumph Group, Inc.	121,949	9,652,263
		77,042,627
Air Freight & Logistics — 0.2%
Forward Air Corp.	98,824	3,782,983
Hub Group, Inc. Class A (a)	279,134	10,166,060
		13,949,043
Airlines — 2.4%
Alaska Air Group, Inc. (a)	406,100	21,117,200
Copa Holdings SA Class A	336,287	44,093,951

See accompanying notes which are an integral part of the financial statements.

7

	Shares	Value

Common Stocks — continued

INDUSTRIALS — continued
Airlines — continued
Delta Air Lines, Inc.	1,239,132	$23,184,160
Ryanair Holdings PLC sponsored ADR	280,506	14,454,474
Southwest Airlines Co.	5,792,500	74,665,325
Spirit Airlines, Inc. (a)	297,563	9,453,577
		186,968,687
Building Products — 0.0%
Gibraltar Industries, Inc. (a)	134,969	1,965,149

Commercial Services & Supplies — 1.1%
Copart, Inc. (a)	246,033	7,577,816
Edenred SA	55,515	1,698,136
G&K Services, Inc. Class A	215,973	10,280,315
Mine Safety Appliances Co.	47,300	2,201,815
Performant Financial Corp.	196,667	2,279,371
Republic Services, Inc.	863,611	29,310,957
Steelcase, Inc. Class A	699,558	10,199,556
UniFirst Corp.	156,347	14,266,664
West Corp.	213,269	4,721,776
		82,536,406
Construction & Engineering — 1.3%
Dycom Industries, Inc. (a)	423,544	9,800,808
Fluor Corp.	862,613	51,161,577
Foster Wheeler AG (a)	1,002,063	21,754,788
Tutor Perini Corp. (a)	228,930	4,141,344
URS Corp.	372,684	17,598,138
		104,456,655
Electrical Equipment — 0.8%
AMETEK, Inc.	169,363	7,164,055
EnerSys	123,410	6,052,026
Generac Holdings, Inc.	1,176,372	43,537,528
Roper Industries, Inc.	50,988	6,333,729
		63,087,338
Industrial Conglomerates — 0.7%
Carlisle Companies, Inc.	767,746	47,838,253
Max India Ltd.	2,754,220	9,252,750
		57,091,003
Machinery — 2.4%
AGCO Corp.	434,277	21,796,363
Crane Co.	404,280	24,224,458
Harsco Corp.	569,458	13,205,731
IDEX Corp.	112,700	6,064,387
Ingersoll-Rand PLC	1,305,128	72,460,707
Joy Global, Inc.	42,234	2,049,616
Kitz Corp.	324,700	1,615,276
Pentair Ltd.	81,423	4,697,293
Snap-On, Inc.	255,671	22,851,874
Terex Corp. (a)	521,705	13,720,842
Woodward, Inc.	218,400	8,736,000
		191,422,547
Professional Services — 4.3%
Corporate Executive Board Co.	381,762	24,134,994
Dun & Bradstreet Corp.	592,194	57,709,305
Equifax, Inc.	1,261,508	74,340,666
Insperity, Inc.	203,601	6,169,110
Kelly Services, Inc. Class A (non-vtg.)	803,036	14,029,039
Manpower, Inc.	1,429,529	78,338,189
Nielsen Holdings B.V.	1,140,989	38,325,821
Randstad Holding NV	236,400	9,692,867
Towers Watson & Co.	249,584	20,450,913
TrueBlue, Inc. (a)	579,653	12,201,696
		335,392,600
Road & Rail — 1.7%
Con-way, Inc.	1,418,504	55,264,916
Hertz Global Holdings, Inc. (a)	2,420,151	60,019,745
Old Dominion Freight Lines, Inc. (a)	243,514	10,135,053
Roadrunner Transportation Systems, Inc. (a)	265,401	7,388,764
		132,808,478
Trading Companies & Distributors — 0.5%
CAI International, Inc. (a)	647,579	15,263,437
United Rentals, Inc. (a)	547,416	27,321,533
		42,584,970

TOTAL INDUSTRIALS		1,289,305,503

INFORMATION TECHNOLOGY — 22.9%
Communications Equipment — 1.0%
Brocade Communications Systems, Inc. (a)	3,447,072	19,855,135
Finisar Corp. (a)	406,181	6,884,768
Juniper Networks, Inc. (a)	2,345,544	45,292,455
Motorola Solutions, Inc.	112,310	6,483,656
		78,516,014
Computers & Peripherals — 0.9%
Cray, Inc. (a)	498,135	9,783,371
Diebold, Inc.	279,785	9,425,957
EMC Corp.	1,403,257	33,144,930
Gemalto NV	47,653	4,314,635
NCR Corp. (a)	419,462	13,838,051
		70,506,944
Electronic Equipment & Components — 3.8%
Arrow Electronics, Inc. (a)	1,361,809	54,268,089
Avnet, Inc. (a)	776,334	26,084,822
Benchmark Electronics, Inc. (a)	648,819	13,041,262
Flextronics International Ltd. (a)	6,711,663	51,948,272
Jabil Circuit, Inc.	2,071,501	42,217,190
Plexus Corp. (a)	39,311	1,175,006
TE Connectivity Ltd.	1,494,372	68,053,701
Tech Data Corp. (a)	342,859	16,145,230

See accompanying notes which are an integral part of the financial statements.

8

	Shares	Value

Common Stocks — continued

INFORMATION TECHNOLOGY — continued
Electronic Equipment & Components — continued
Universal Display Corp. (a)	104,010	$2,923,721
Vishay Intertechnology, Inc. (a)	1,577,568	21,912,420
		297,769,713
Internet Software & Services — 0.8%
Angie’s List, Inc. (a)(d)	369,273	9,804,198
Mail.Ru Group Ltd. GDR (Reg. S)	400,800	11,486,928
Web.com Group, Inc. (a)	510,074	13,057,894
Yahoo!, Inc. (a)	974,819	24,477,705
		58,826,725
IT Services — 8.0%
Alliance Data Systems Corp. (a)(d)	400,567	72,514,644
Computer Task Group, Inc. (e)	1,003,537	23,051,245
CoreLogic, Inc. (a)	124,686	2,888,975
Euronet Worldwide, Inc. (a)	1,221,539	38,918,233
Fidelity National Information Services, Inc.	1,427,665	61,161,169
Fiserv, Inc. (a)	1,015,723	88,784,347
FleetCor Technologies, Inc. (a)	1,123,570	91,346,241
Gartner, Inc. Class A (a)	572,178	32,608,424
Genpact Ltd.	881,174	16,953,788
Heartland Payment Systems, Inc.	385,034	14,342,517
Jack Henry & Associates, Inc.	174,007	8,200,950
NeuStar, Inc. Class A (a)	974,139	47,421,087
Sapient Corp. (a)	2,620,045	34,217,788
Teletech Holdings, Inc. (a)	1,700,982	39,854,008
Vantiv, Inc. (a)	397,000	10,957,200
VeriFone Systems, Inc. (a)	279,200	4,693,352
Visa, Inc. Class A	215,091	39,307,880
		627,221,848
Semiconductors & Semiconductor Equipment — 5.2%
ASML Holding NV	170,189	13,461,950
Avago Technologies Ltd.	848,219	31,706,426
Broadcom Corp. Class A	932,660	31,486,602
Entegris, Inc. (a)	804,560	7,554,818
Freescale Semiconductor Holdings I Ltd. (a)(d)	3,653,719	49,507,892
Integrated Device Technology, Inc. (a)	723,016	5,740,747
International Rectifier Corp. (a)	454,656	9,520,497
KLA-Tencor Corp.	302,010	16,831,017
Lam Research Corp. (a)	1,028,995	45,625,638
LSI Corp. (a)	2,895,386	20,673,056
NVIDIA Corp.	3,179,833	44,613,057
PDF Solutions, Inc. (a)	1,186,555	21,868,209
PMC-Sierra, Inc. (a)	2,294,178	14,568,030
Semtech Corp. (a)	412,820	14,461,085
Skyworks Solutions, Inc. (a)	2,469,363	54,054,356
SunEdison, Inc. (a)	864,138	7,060,007
Taiwan Semiconductor Manufacturing Co. Ltd.	3,960,000	14,336,059
Teradyne, Inc. (a)	566,700	9,956,919
		413,026,365
Software — 3.2%
Autodesk, Inc. (a)	369,403	12,537,538
Compuware Corp.	2,218,183	22,958,194
Electronic Arts, Inc. (a)	2,569,190	59,014,294
Intuit, Inc.	991,300	60,499,039
Mentor Graphics Corp.	3,060,902	59,840,634
Symantec Corp.	1,637,821	36,801,838
Take-Two Interactive Software, Inc. (a)	214,410	3,209,718
		254,861,255
TOTAL INFORMATION TECHNOLOGY		1,800,728,864

MATERIALS — 5.5%
Chemicals — 2.7%
Albemarle Corp.	613,377	38,207,253
Ashland, Inc.	366,842	30,631,307
Axiall Corp.	61,521	2,619,564
Berger Paints India Ltd.	259,391	999,954
Cytec Industries, Inc.	20,876	1,529,167
Eastman Chemical Co.	42,261	2,958,693
FMC Corp.	70,749	4,319,934
Landec Corp. (a)	1,104,403	14,589,164
LyondellBasell Industries NV Class A	744,897	49,356,875
Olin Corp.	799,369	19,120,906
Pidilite Industries Ltd. (a)	2,539,332	11,397,200
PolyOne Corp.	857,867	21,257,944
Valspar Corp.	47,253	3,055,852
W.R. Grace & Co. (a)	172,472	14,494,547
		214,538,360
Construction Materials — 0.0%
Eagle Materials, Inc.	49,907	3,307,337

Containers & Packaging — 0.6%
Packaging Corp. of America	193,900	9,493,344
Rock-Tenn Co. Class A	348,401	34,798,292
		44,291,636
Metals & Mining — 1.4%
Barrick Gold Corp.	321,300	5,071,389
Compass Minerals International, Inc.	57,894	4,893,780
Detour Gold Corp. (a)	221,100	1,734,406
Goldcorp, Inc.	821,950	20,413,934
IAMGOLD Corp.	2,413,639	10,143,847
Kinross Gold Corp.	1,287,900	6,600,533
New Gold, Inc. (a)	2,823,220	18,281,000
Newmont Mining Corp.	333,062	9,975,207
Osisko Mining Corp. (a)	4,175,500	13,816,431

See accompanying notes which are an integral part of the financial statements.

9

	Shares	Value

Common Stocks — continued

MATERIALS — continued
Metals & Mining — continued
Royal Gold, Inc.	255,838	$10,765,663
Yamana Gold, Inc.	626,471	5,974,616
		107,670,806
Paper & Forest Products — 0.8%
Boise Cascade Co.	548,379	13,934,310
International Paper Co.	1,211,064	53,662,246
		67,596,556
TOTAL MATERIALS		437,404,695

UTILITIES — 0.2%
Gas Utilities — 0.2%
Towngas China Co. Ltd.	1,374,000	1,367,614
UGI Corp.	434,100	16,977,651
		18,345,265

TOTAL COMMON STOCKS (Cost $6,701,211,952)		7,756,645,481

Nonconvertible Preferred Stocks — 0.2%

FINANCIALS — 0.2%
Consumer Finance — 0.1%
Ally Financial, Inc. 7.00% (f)	6,877	6,498,765

Diversified Financial Services — 0.1%
GMAC Capital Trust I Series 2, 8.125%	402,766	10,492,054

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,367,886)		16,990,819

Money Market Funds — 4.3%

Fidelity Cash Central Fund, 0.13% (b)	206,890,783	206,890,783
Fidelity Securities Lending Cash
Central Fund, 0.13% (b)(c)	131,333,148	131,333,148

TOTAL MONEY MARKET FUNDS (Cost $338,223,931)		338,223,931

TOTAL INVESTMENT PORTFOLIO — 103.0% (Cost $7,052,803,769)		8,111,860,231

NET OTHER ASSETS (LIABILITIES) — (3.0)%		(240,079,108)

NET ASSETS — 100%		$7,871,781,123

Legend

(a)	Non-income producing

(b)

Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security is on loan at period end.

(e)	Affiliated company

(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,498,765 or 0.1% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$171,316
Fidelity Securities Lending Cash Central Fund	267,947
Total	$439,263

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,				Value,
	beginning of		Sales	Dividend	end of
	period	Purchases	Proceeds	Income	period
Affiliate
American Public Education, Inc.	$24,902,792	$10,198,246	$7,812,184	$—	$—
Computer Task Group, Inc.	14,011,377	4,598,561	—	100,354	23,051,245
Sonic Automotive, Inc. Class A (sub. vtg.)	42,873,403	12,225,178	23,994,759	98,155	—
Total	$81,787,572	$27,021,985	$31,806,943	$198,509	$23,051,245

See accompanying notes which are an integral part of the financial statements.

10

Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,642,425,102	$1,608,706,964	$33,718,138	$—
Consumer Staples	383,275,813	383,275,813	—	—
Energy	320,131,098	320,131,097	1	—
Financials	1,183,540,322	1,076,796,431	106,743,891	—
Health Care	698,479,638	684,551,305	13,928,333	—
Industrials	1,289,305,503	1,287,690,227	1,615,276	—
Information Technology	1,800,728,864	1,786,392,805	14,336,059	—
Materials	437,404,695	437,404,695	—	—
Utilities	18,345,265	18,345,265	—	—
Money Market Funds	338,223,931	338,223,931	—	—
Total Investments in Securities:	$8,111,860,231	$7,941,518,533	$170,341,698	$—

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$237,848,849

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)

United States of America	83.7%
Bermuda	2.4%
Japan	1.9%
Canada	1.8%
Ireland	1.7%
Netherlands	1.5%
Switzerland	1.5%
Singapore	1.1%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

11

Financial Statements

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $127,054,565) — See accompanying schedule:
Unaffiliated issuers (cost $6,696,648,774)	$7,750,585,055
Fidelity Central Funds (cost $338,223,931)	338,223,931
Other affiliated issuers (cost $17,931,064)	23,051,245
Total Investments (cost $7,052,803,769)		$8,111,860,231
Cash		1,763,508
Foreign currency held at value (cost $324,930)		326,408
Receivable for investments sold		54,335,824
Receivable for fund shares sold		2,478,195
Dividends receivable		4,362,135
Interest receivable		1,754
Distributions receivable from Fidelity Central Funds		109,803
Other receivables		272,546
Total assets		8,175,510,404

Liabilities
Payable for investments purchased	$162,052,543
Payable for fund shares redeemed	4,569,286
Accrued management fee	3,685,263
Distribution and service plan fees payable	1,252,116
Other affiliated payables	715,851
Other payables and accrued expenses	121,074
Collateral on securities loaned, at value	131,333,148
Total liabilities		303,729,281

Net Assets		$7,871,781,123
Net Assets consist of:
Paid in capital		$6,296,029,348
Undistributed net investment income		19,794,051
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		496,924,739
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,059,032,985
Net Assets		$7,871,781,123

Initial Class:
Net Asset Value, offering price and redemption price per share ($1,239,144,563 ÷ 36,585,627 shares)		$33.87

Service Class:
Net Asset Value, offering price and redemption price per share ($554,730,447 ÷ 16,478,262 shares)		$33.66

Service Class 2:
Net Asset Value, offering price and redemption price per share ($5,710,725,166 ÷ 172,101,017 shares)		$33.18

Investor Class:
Net Asset Value, offering price and redemption price per share ($367,180,947 ÷ 10,880,802 shares)		$33.75

See accompanying notes which are an integral part of the financial statements.

12

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends (including $198,509 earned from other affiliated issuers)		$52,969,404
Interest		6,716
Income from Fidelity Central Funds		439,263
Total income		53,415,383

Expenses
Management fee	$21,951,249
Transfer agent fees	2,906,427
Distribution and service plan fees	7,405,749
Accounting and security lending fees	606,918
Custodian fees and expenses	161,530
Independent trustees’ compensation	23,718
Audit	50,136
Legal	5,804
Interest	1,397
Miscellaneous	40,422
Total expenses before reductions	33,153,350
Expense reductions	(581,346)	32,572,004

Net investment income (loss)		20,843,379
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	527,241,623
Other affiliated issuers	(118,931)
Foreign currency transactions	9,699
Total net realized gain (loss)		527,132,391
Change in net unrealized appreciation (depreciation) on:
Investment securities	329,562,557
Assets and liabilities in foreign currencies	(10,732)
Total change in net unrealized appreciation (depreciation)		329,551,825
Net gain (loss)		856,684,216
Net increase (decrease) in net assets resulting from operations		$877,527,595

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2013	December 31,
	(Unaudited)	2012

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,843,379	$52,207,355
Net realized gain (loss)	527,132,391	687,120,199
Change in net unrealized appreciation (depreciation)	329,551,825	249,357,098
Net increase (decrease) in net assets resulting from operations	877,527,595	988,684,652
Distributions to shareholders from net investment income	—	(31,106,349)
Distributions to shareholders from net realized gain	(84,195,590)	(589,081,150)
Total distributions	(84,195,590)	(620,187,499)
Share transactions — net increase (decrease)	(312,353,578)	167,066,319
Total increase (decrease) in net assets	480,978,427	535,563,472

Net Assets
Beginning of period	7,390,802,696	6,855,239,224
End of period (including undistributed net investment income of $19,794,051 and distributions in excess of net investment income of $1,049,328, respectively)	$7,871,781,123	$7,390,802,696

See accompanying notes which are an integral part of the financial statements.

13

Financial Highlights — Initial Class

	Six months ended
	June 30, 2013		Years ended December 31,
	(Unaudited)		2012		2011	2010	2009		2008

Selected Per-Share Data
Net asset value, beginning of period	$30.55		$29.08		$32.69	$25.54	$18.43		$36.16
Income from Investment Operations
Net investment income (loss)(E)	.12		.29		.08	.11	.12		.14
Net realized and unrealized gain (loss)	3.55		3.99		(3.55)	7.24	7.26		(12.75)
Total from investment operations	3.67		4.28		(3.47)	7.35	7.38		(12.61)
Distributions from net investment income	—		(.20	)(H)	(.08)	(.11)	(.15)		(.13)
Distributions from net realized gain	(.35)		(2.61	)(H)	(.06)	(.09)	(.12)		(4.99)
Total distributions	(.35)		(2.81)		(.14)	(.20)	(.27	)(J)	(5.12)
Net asset value, end of period	$33.87		$30.55		$29.08	$32.69	$25.54		$18.43
Total Return (B), (C), (D)	12.04%		14.83%		(10.61)%	28.83%	40.09%		(39.44)%
Ratios to Average Net Assets (F), (I)
Expenses before reductions	.65	%(A)	.65%		.66%	.66%	.68%		.68%
Expenses net of fee waivers, if any	.65	%(A)	.65%		.66%	.66%	.68%		.68%
Expenses net of all reductions	.63	%(A)	.63%		.65%	.66%	.68%		.67%
Net investment income (loss)	.72	%(A)	.90%		.25%	.40%	.54%		.55%
Supplemental Data
Net assets, end of period (000 omitted)	$1,239,145		$1,217,359		$1,085,843	$1,372,063	$1,053,796		$809,243
Portfolio turnover rate(G)	131	%(A)	187%		84%	25%	57%		145%

(A) Annualized (B) Total returns for periods of less than one year are not annualized. (C) Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. (D) Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. (E) Calculated based on average shares outstanding during the period. (F) Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. (G) Amount does not include the portfolio activity of any underlying Fidelity Central Funds. (H) The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. (I) Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. (J) Total distributions of $.27 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.115 per share.

Financial Highlights — Service Class

	Six months ended
	June 30, 2013		Years ended December 31,
	(Unaudited)		2012		2011		2010	2009		2008

Selected Per-Share Data
Net asset value, beginning of period	$30.39		$28.93		$32.52		$25.40	$18.33		$35.98
Income from Investment Operations
Net investment income (loss)(E)	.10		.25		.05		.08	.09		.12
Net realized and unrealized gain (loss)	3.52		3.98		(3.54)		7.21	7.23		(12.68)
Total from investment operations	3.62		4.23		(3.49)		7.29	7.32		(12.56)
Distributions from net investment income	—		(.16	)(H)	(.05)		(.08)	(.13)		(.10)
Distributions from net realized gain	(.35)		(2.61	)(H)	(.06)		(.09)	(.12)		(4.99)
Total distributions	(.35)		(2.77)		(.10	)(K)	(.17)	(.25	)(J)	(5.09)
Net asset value, end of period	$33.66		$30.39		$28.93		$32.52	$25.40		$18.33
Total Return (B), (C), (D)	11.94%		14.75%		(10.72)%		28.75%	39.96%		(39.51)%
Ratios to Average Net Assets (F), (I)
Expenses before reductions	.75	%(A)	.75%		.76%		.76%	.78%		.78%
Expenses net of fee waivers, if any	.75	%(A)	.75%		.76%		.76%	.78%		.78%
Expenses net of all reductions	.73	%(A)	.73%		.75%		.75%	.78%		.77%
Net investment income (loss)	.62	%(A)	.80%		.15%		.30%	.44%		.45%
Supplemental Data
Net assets, end of period (000 omitted)	$554,730		$525,875		$566,560		$749,636	$688,509		$573,499
Portfolio turnover rate(G)	131	%(A)	187%		84%		25%	57%		145%

(A) Annualized (B) Total returns for periods of less than one year are not annualized. (C) Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. (D) Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. (E) Calculated based on average shares outstanding during the period. (F) Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. (G) Amount does not include the portfolio activity of any underlying Fidelity Central Funds. (H) The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. (I) Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. (J) Total distributions of $.25 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.115 per share. (K) Total distributions of $.10 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

14

Financial Highlights — Service Class 2

	Six months ended
	June 30, 2013		Years ended December 31,
	(Unaudited)		2012		2011		2010	2009		2008

Selected Per-Share Data
Net asset value, beginning of period	$29.98		$28.58		$32.13		$25.10	$18.12		$35.63
Income from Investment Operations
Net investment income (loss)(E)	.08		.20		—	(K)	.04	.06		.08
Net realized and unrealized gain (loss)	3.47		3.93		(3.49)		7.12	7.13		(12.53)
Total from investment operations	3.55		4.13		(3.49)		7.16	7.19		(12.45)
Distributions from net investment income	—		(.12	)(I)	(.01)		(.04)	(.10)		(.07)
Distributions from net realized gain	(.35)		(2.61	)(I)	(.06)		(.09)	(.12)		(4.99)
Total distributions	(.35)		(2.73)		(.06	)(M)	(.13)	(.21	)(L)	(5.06)
Net asset value, end of period	$33.18		$29.98		$28.58		$32.13	$25.10		$18.12
Total Return (B), (C), (D)	11.87%		14.56%		(10.85)%		28.57%	39.75%		(39.61)%
Ratios to Average Net Assets (F), (J)
Expenses before reductions	.90	%(A)	.90%		.91%		.91%	.93%		.93%
Expenses net of fee waivers, if any	.90	%(A)	.90%		.91%		.91%	.93%		.93%
Expenses net of all reductions	.88	%(A)	.88%		.90%		.90%	.93%		.92%
Net investment income (loss)	.47	%(A)	.65%		—	%(H)	.15%	.29%		.30%
Supplemental Data
Net assets, end of period (000 omitted)	$5,710,725		$5,335,565		$4,888,475		$5,507,254	$4,840,547		$3,721,868
Portfolio turnover rate(G)	131	%(A)	187%		84%		25%	57%		145%

(A) Annualized (B) Total returns for periods of less than one year are not annualized. (C) Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. (D) Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. (E) Calculated based on average shares outstanding during the period. (F) Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. (G) Amount does not include the portfolio activity of any underlying Fidelity Central Funds. (H) Amount represents less than .01%. (I) The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. (J) Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. (K) Amount represents less than $.01 per share. (L) Total distributions of $.21 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.115 per share. (M) Total distributions of $.06 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.055 per share.

Financial Highlights — Investor Class

	Six months ended
	June 30, 2013		Years ended December 31,
	(Unaudited)		2012		2011		2010	2009		2008

Selected Per-Share Data
Net asset value, beginning of period	$30.46		$29.00		$32.60		$25.47	$18.38		$36.07
Income from Investment Operations
Net investment income (loss)(E)	.10		.26		.05		.09	.10		.12
Net realized and unrealized gain (loss)	3.54		3.98		(3.54)		7.22	7.24		(12.71)
Total from investment operations	3.64		4.24		(3.49)		7.31	7.34		(12.59)
Distributions from net investment income	—		(.17	)(H)	(.06)		(.09)	(.13)		(.11)
Distributions from net realized gain	(.35)		(2.61	)(H)	(.06)		(.09)	(.12)		(4.99)
Total distributions	(.35)		(2.78)		(.11	)(K)	(.18)	(.25	)(J)	(5.10)
Net asset value, end of period	$33.75		$30.46		$29.00		$32.60	$25.47		$18.38
Total Return (B), (C), (D)	11.98%		14.74%		(10.70)%		28.76%	39.98%		(39.50)%
Ratios to Average Net Assets (F), (I)
Expenses before reductions	.73	%(A)	.74%		.74%		.75%	.78%		.77%
Expenses net of fee waivers, if any	.73	%(A)	.74%		.74%		.74%	.78%		.77%
Expenses net of all reductions	.72	%(A)	.72%		.73%		.74%	.78%		.76%
Net investment income (loss)	.63	%(A)	.82%		.17%		.32%	.44%		.46%
Supplemental Data
Net assets, end of period (000 omitted)	$367,181		$312,004		$314,362		$355,842	$233,498		$163,319
Portfolio turnover rate(G)	131	%(A)	187%		84%		25%	57%		145%

(A) Annualized (B) Total returns for periods of less than one year are not annualized. (C) Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. (D) Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. (E) Calculated based on average shares outstanding during the period. (F) Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. (G) Amount does not include the portfolio activity of any underlying Fidelity Central Funds. (H) The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. (I) Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. (J) Total distributions of $.25 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.115 per share. (K) Total distributions of $.11 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

15

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 — unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund’s Schedule of Investments.

16

3. Significant Accounting Policies — continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,230,881,069
Gross unrealized depreciation	(194,620,770)
Net unrealized appreciation (depreciation) on securities and other investments	$1,036,260,299

Tax cost	$7,075,599,932

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

17

Notes to Financial Statements (Unaudited) — continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,007,940,561 and $5,477,595,793, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund’s average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund’s average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$278,574
Service Class 2	7,127,175
$7,405,749

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$458,726
Service Class	195,083
Service Class 2	1,983,741
Investor Class	268,877
$2,906,427

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,356 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average	Weighted Average	Interest
	Loan Balance	Interest Rate	Expense
Borrower or Lender
Borrower	$22,354,000.32%		$1,397

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,857 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

18

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $267,947, including $210 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $580,851 for the period. In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody expenses by $495.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	June 30, 2013	December 31, 2012
From net investment income
Initial Class	$—	$7,288,206
Service Class	—	2,607,667
Service Class 2	—	19,598,222
Investor Class	—	1,612,254
Total	$—	$31,106,349
From net realized gain
Initial Class	$13,811,966	$95,725,336
Service Class	5,891,683	41,660,274
Service Class 2	60,905,862	427,081,993
Investor Class	3,586,079	24,613,547
Total	$84,195,590	$589,081,150

19

Notes to Financial Statements (Unaudited) — continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	December 31,
	2013	2012	2013	2012
Initial Class
Shares sold	3,210,121	6,402,495	$106,119,997	$204,050,267
Reinvestment of distributions	424,200	3,396,437	13,811,966	103,013,542
Shares redeemed	(6,890,790)	(7,293,201)	(233,866,202)	(230,382,124)
Net increase (decrease)	(3,256,469)	2,505,731	$(113,934,239)	$76,681,685
Service Class
Shares sold	519,436	1,205,487	$17,069,217	$38,213,030
Reinvestment of distributions	182,011	1,469,023	5,891,683	44,267,941
Shares redeemed	(1,529,476)	(4,949,919)	(50,301,518)	(157,771,038)
Net increase (decrease)	(828,029)	(2,275,409)	$(27,340,618)	$(75,290,067)
Service Class 2
Shares sold	5,817,145	19,109,169	$188,607,180	$591,154,837
Reinvestment of distributions	1,907,481	15,039,916	60,905,862	446,680,215
Shares redeemed	(13,605,521)	(27,207,530)	(441,652,336)	(852,537,707)
Net increase (decrease)	(5,880,895)	6,941,555	$(192,139,294)	$185,297,345
Investor Class
Shares sold	741,864	405,991	$24,597,093	$12,947,576
Reinvestment of distributions	110,511	868,126	3,586,079	26,225,801
Shares redeemed	(215,805)	(1,871,160)	(7,122,599)	(58,796,021)
Net increase (decrease)	636,570	(597,043)	$21,060,573	$(19,622,644)

11. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the Fund.

20

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

VIPMID-SANN-0813

1.723369.114

Investment Adviser

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing.

VPSAR-UFID (0613-082013)

Semi-Annual Report

June 30, 2013

Classes ADV, I, S, S2 and T

ING Partners, Inc.

■  ING Solution Aggressive Portfolio
■  ING Solution Balanced Portfolio
(formerly, ING Solution Growth Portfolio)
■  ING Solution Conservative Portfolio
■  ING Solution Income Portfolio
■  ING Solution Moderately Aggressive Portfolio
(formerly, ING Solution Aggressive Growth Portfolio)
■  ING Solution Moderately Conservative Portfolio
(formerly, ING Solution Moderate Portfolio)

■  ING Solution 2015 Portfolio
■  ING Solution 2020 Portfolio
■  ING Solution 2025 Portfolio
■  ING Solution 2030 Portfolio
■  ING Solution 2035 Portfolio
■  ING Solution 2040 Portfolio
■  ING Solution 2045 Portfolio
■  ING Solution 2050 Portfolio
■  ING Solution 2055 Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	2
Market Perspective	3
Shareholder Expense Examples	5
Statements of Assets and Liabilities	8
Statements of Operations	16
Statements of Changes in Net Assets	20
Financial Highlights	28
Notes to Financial Statements	37
Portfolios of Investments	51
Shareholder Meeting Information	87
Advisory Contract Approval Discussion	100

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you’re not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we’d better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, “How do I save more?” It may instead be, “How do I make my savings accomplish more?” That’s where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it’s a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don’t worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 7, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan’s parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market’s advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank (“ECB”) President Draghi’s July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was “ready to do whatever it takes to preserve the euro.” This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve’s $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product (“GDP”) was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn’t like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody’s relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe’s and Bank of Japan Governor Kuroda’s steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi’s words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank’s quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers’ indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period (except as noted) and held for the entire period from January 1, 2013 to June 30, 2013. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**
ING Solution Aggressive Portfolio(1)
Class ADV	$1,000.00	$1,000.00	0.59%	$2.93	$1,000.00	$1,021.87	0.59%	$2.96
Class I	1,000.00	1,002.00	0.09	0.45	1,000.00	1,024.35	0.09	0.45
Class S	1,000.00	1,002.00	0.34	1.69	1,000.00	1,023.11	0.34	1.71
Class S2	1,000.00	1,002.00	0.49	2.43	1,000.00	1,022.36	0.49	2.46
ING Solution Balanced Portfolio
Class ADV	$1,000.00	$1,044.70	0.63%	$3.19	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,047.50	0.13	0.66	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,046.20	0.38	1.93	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,045.50	0.53	2.69	1,000.00	1,022.17	0.53	2.66

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)	Commencement of operations was May 1, 2013. Expenses paid for the actual Portfolio’s return reflect the 61-day period ended June 30, 2013.

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**
ING Solution Conservative Portfolio
Class ADV	$1,000.00	$1,003.60	0.60%	$2.98	$1,000.00	$1,021.82	0.60%	$3.01
Class I	1,000.00	1,006.20	0.10	0.50	1,000.00	1,024.30	0.10	0.50
Class S	1,000.00	1,005.30	0.35	1.74	1,000.00	1,023.06	0.35	1.76
Class S2	1,000.00	1,004.50	0.50	2.49	1,000.00	1,022.32	0.50	2.51
ING Solution Income Portfolio
Class ADV	$1,000.00	$1,009.20	0.62%	$3.09	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,012.60	0.12	0.60	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,010.90	0.37	1.84	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,010.20	0.52	2.59	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,008.90	0.82	4.08	1,000.00	1,020.73	0.82	4.11
ING Solution Moderately Aggressive Portfolio
Class ADV	$1,000.00	$1,062.90	0.62%	$3.17	$1,000.00	$1,021.72	0.62%	$3.15
Class I	1,000.00	1,065.60	0.12	0.61	1,000.00	1,024.20	0.12	0.61
Class S	1,000.00	1,064.30	0.37	1.89	1,000.00	1,022.96	0.37	1.88
Class S2	1,000.00	1,063.10	0.52	2.66	1,000.00	1,022.22	0.52	2.64
ING Solution Moderately Conservative Portfolio
Class ADV	$1,000.00	$1,017.30	0.62%	$3.10	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,019.50	0.12	0.60	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,018.90	0.37	1.85	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,018.00	0.52	2.60	1,000.00	1,022.22	0.52	2.61
ING Solution 2015 Portfolio
Class ADV	$1,000.00	$1,019.60	0.63%	$3.15	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,021.90	0.13	0.65	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,020.30	0.38	1.90	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,019.90	0.53	2.65	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,017.60	0.83	4.15	1,000.00	1,020.68	0.83	4.16
ING Solution 2020 Portfolio
Class ADV	$1,000.00	$1,039.00	0.62%	$3.13	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,042.20	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,040.60	0.37	1.87	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,039.80	0.52	2.63	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,038.20	0.82	4.14	1,000.00	1,020.73	0.82	4.11
ING Solution 2025 Portfolio
Class ADV	$1,000.00	$1,047.90	0.62%	$3.15	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,050.30	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,049.10	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,048.30	0.52	2.64	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,047.10	0.82	4.16	1,000.00	1,020.73	0.82	4.11

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**
ING Solution 2030 Portfolio
Class ADV	$1,000.00	$1,061.90	0.62%	$3.17	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,065.70	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,063.50	0.37	1.89	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,062.70	0.52	2.66	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,062.00	0.82	4.19	1,000.00	1,020.73	0.82	4.11
ING Solution 2035 Portfolio
Class ADV	$1,000.00	$1,062.60	0.63%	$3.22	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,066.40	0.13	0.67	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,064.40	0.38	1.95	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,063.50	0.53	2.71	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,062.40	0.83	4.24	1,000.00	1,020.68	0.83	4.16
ING Solution 2040 Portfolio
Class ADV	$1,000.00	$1,073.10	0.62%	$3.19	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,075.90	0.12	0.62	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,074.50	0.37	1.90	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,073.00	0.52	2.67	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,072.40	0.82	4.21	1,000.00	1,020.73	0.82	4.11
ING Solution 2045 Portfolio
Class ADV	$1,000.00	$1,074.30	0.63%	$3.24	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,077.00	0.13	0.67	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,076.00	0.38	1.96	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,074.90	0.53	2.73	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,073.60	0.83	4.27	1,000.00	1,020.68	0.83	4.16
ING Solution 2050 Portfolio
Class ADV	$1,000.00	$1,076.40	0.62%	$3.19	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,079.10	0.12	0.62	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,077.00	0.37	1.91	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,077.10	0.52	2.68	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,075.70	0.82	4.22	1,000.00	1,020.73	0.82	4.11
ING Solution 2055 Portfolio
Class ADV	$1,000.00	$1,073.90	0.63%	$3.24	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,077.20	0.13	0.67	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,075.10	0.38	1.96	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,074.60	0.53	2.73	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,073.80	0.83	4.27	1,000.00	1,020.68	0.83	4.16

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Solution Aggressive Portfolio	ING Solution Balanced Portfolio	ING Solution Conservative Portfolio	ING Solution Income Portfolio
ASSETS:
Investments in securities at fair value*	$—	$943,490	$330,004	$5,941,339
Investments in affiliated underlying funds at fair value**	43,596	46,526,340	16,315,869	192,507,136
Total investments at fair value	$43,596	$47,469,830	$16,645,873	$198,448,475
Cash	46	46,028	10,723	78,621
Receivables:
Investment in affiliated underlying funds sold	106	368,362	82,797	1,674,478
Fund shares sold	253	28,576	21,269	79,519
Dividends	—	—	—	36,081
Prepaid expenses	—	143	49	742
Prepaid offering expense	16,713	—	—	—
Reimbursement due from manager	900	5,035	3,293	17,622
Total assets	61,614	47,917,974	16,764,004	200,335,538

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	404	436,365	114,697	1,318,028
Payable for fund shares redeemed	—	6,423	—	511,980
Payable for investment management fees	658	3,924	1,430	17,245
Payable for administrative fees	2	3,899	1,386	16,440
Payable for distribution and shareholder service fees	5	15,289	5,697	58,002
Payable for trustee fees	—	231	82	1,049
Other accrued expenses and liabilities	16,954	5,651	6,586	19,724
Total liabilities	18,023	471,782	129,878	1,942,468
NET ASSETS	$43,591	$47,446,192	$16,634,126	$198,393,070

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$42,794	$42,332,831	$15,871,549	$199,027,259
Undistributed (distributions in excess of) net investment income	(10)	1,087,477	554,226	7,263,884
Accumulated net realized gain (loss)	10	2,487,123	538,746	(6,378,173)
Net unrealized appreciation (depreciation)	797	1,538,761	(330,395)	(1,519,900)
NET ASSETS	$43,591	$47,446,192	$16,634,126	$198,393,070

____________________ * Cost of investments in securities	$—	$976,336	$341,669	$6,279,510
** Cost of investments in affiliated underlying funds	$42,799	$44,954,733	$16,634,599	$193,688,865

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Solution Aggressive Portfolio	ING Solution Balanced Portfolio	ING Solution Conservative Portfolio	ING Solution Income Portfolio
Class ADV
Net assets	$33,980	$26,526,877	$10,550,453	$100,419,021
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,398	2,580,251	937,319	9,136,487
Net asset value and redemption price per share	$10.00	$10.28	$11.26	$10.99

Class I
Net assets	$3,017	$1,058	$3,434	$23,167,159
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	100	301	2,058,032
Net asset value and redemption price per share	$10.02	$10.58	$11.41	$11.26

Class S
Net assets	$3,578	$19,935,975	$5,749,554	$68,688,516
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	357	1,915,984	507,495	6,158,939
Net asset value and redemption price per share	$10.02	$10.41	$11.33	$11.15

Class S2
Net assets	$3,016	$982,282	$330,685	$5,922,659
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	94,910	29,316	543,445
Net asset value and redemption price per share	$10.02	$10.35	$11.28	$10.90

Class T
Net assets	n/a	n/a	n/a	$195,715
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	17,185
Net asset value and redemption price per share	n/a	n/a	n/a	$11.39

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Solution Moderately Aggressive Portfolio	ING Solution Moderately Conservative Portfolio	ING Solution 2015 Portfolio	ING Solution 2020 Portfolio
ASSETS:
Investments in securities at fair value*	$515,176	$898,696	$14,164,347	$867
Investments in affiliated underlying funds at fair value**	25,217,750	44,293,384	697,453,822	17,491
Total investments at fair value	$25,732,926	$45,192,080	$711,618,169	$18,358
Cash	33,762	51,176	389,165	13
Receivables:
Investment in affiliated underlying funds sold	361,734	305,744	4,799,365	145
Fund shares sold	63,804	50,291	219,384	—
Dividends	—	—	—	3
Prepaid expenses	79	146	2,617	—
Reimbursement due from manager	4,068	5,255	63,341	170
Total assets	26,196,373	45,604,692	717,092,041	18,689

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	231,830	323,064	4,248,382	193
Payable for fund shares redeemed	204,820	647	202,674	—
Payable for investment management fees	4,438	3,846	61,318	2
Payable for administrative fees	2,133	3,728	59,411	1
Payable for distribution and shareholder service fees	8,537	13,893	193,080	5
Payable for trustee fees	127	228	3,711	1
Other accrued expenses and liabilities	5,359	6,701	120,003	2
Total liabilities	457,244	352,107	4,888,579	204
NET ASSETS	$25,739,129	$45,252,585	$712,203,462	$18,485

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$22,404,158	$41,263,814	$701,243,382	$15,060
Undistributed net investment income	468,408	1,334,347	24,615,896	376
Accumulated net realized gain (loss)	1,554,292	2,512,447	(15,161,568)	2,225
Net unrealized appreciation	1,312,271	141,977	1,505,752	824
NET ASSETS	$25,739,129	$45,252,585	$712,203,462	$18,485

____________________ * Cost of investments in securities	$533,258	$930,058	$14,665,182	$907
** Cost of investments in affiliated underlying funds	$23,887,397	$44,120,045	$695,447,235	$16,627

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Solution Moderately Aggressive Portfolio	ING Solution Moderately Conservative Portfolio	ING Solution 2015 Portfolio	ING Solution 2020 Portfolio
Class ADV
Net assets	$15,602,047	$21,785,211	$290,399,441	$3,691
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,264,675	2,054,796	25,430,392	301
Net asset value and redemption price per share	$12.34	$10.60	$11.42	$12.26

Class I
Net assets	$3,766	$1,100	$93,973,587	$3,717
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	100	8,045,530	301
Net asset value and redemption price per share	$12.51	$11.00	$11.68	$12.35

Class S
Net assets	$10,022,864	$22,848,405	$302,210,122	$3,701
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	806,937	2,114,685	26,118,362	301
Net asset value and redemption price per share	$12.42	$10.80	$11.57	$12.29

Class S2
Net assets	$110,452	$617,869	$23,236,144	$3,696
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,864	57,523	2,057,970	301
Net asset value and redemption price per share	$12.46	$10.74	$11.29	$12.28

Class T
Net assets	n/a	n/a	$2,384,168	$3,680
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	206,346	301
Net asset value and redemption price per share	n/a	n/a	$11.55	$12.22

See Accompanying Notes to Financial Statements

11

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Solution 2025 Portfolio	ING Solution 2030 Portfolio	ING Solution 2035 Portfolio	ING Solution 2040 Portfolio
ASSETS:
Investments in securities at fair value*	$56,845,758	$867	$49,870,715	$867
Investments in affiliated underlying funds at fair value**	1,204,186,867	18,367	1,056,660,884	19,078
Total investments at fair value	$1,261,032,625	$19,234	$1,106,531,599	$19,945
Cash	1,233,924	19	1,013,074	153
Receivables:
Investment in affiliated underlying funds sold	11,082,383	192	11,273,850	178
Fund shares sold	669,064	—	595,516	—
Dividends	226,416	3	199,909	4
Prepaid expenses	4,333	—	3,771	—
Reimbursement due from manager	121,786	181	94,130	176
Total assets	1,274,370,531	19,629	1,119,711,849	20,456

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	10,757,404	208	11,333,767	290
Payable for fund shares redeemed	1,023,569	—	300,101	—
Payable for investment management fees	112,172	1	98,400	2
Payable for administrative fees	104,852	1	91,958	2
Payable for distribution and shareholder service fees	332,228	6	285,468	4
Payable for trustee fees	6,409	1	5,591	1
Other accrued expenses and liabilities	218,196	2	171,112	2
Total liabilities	12,554,830	219	12,286,397	301
NET ASSETS	$1,261,815,701	$19,410	$1,107,425,452	$20,155

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,169,639,593	$15,072	$983,641,183	$15,078
Undistributed net investment income	31,281,646	382	21,281,264	315
Accumulated net realized gain	76,020	2,290	23,689,595	2,442
Net unrealized appreciation	60,818,442	1,666	78,813,410	2,320
NET ASSETS	$1,261,815,701	$19,410	$1,107,425,452	$20,155

____________________ * Cost of investments in securities	$59,767,166	$907	$52,435,462	$907
** Cost of investments in affiliated underlying funds	$1,140,447,017	$16,661	$975,282,727	$16,718

See Accompanying Notes to Financial Statements

12

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Solution 2025 Portfolio	ING Solution 2030 Portfolio	ING Solution 2035 Portfolio	ING Solution 2040 Portfolio
Class ADV
Net assets	$498,096,144	$3,876	$415,118,183	$4,023
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	41,405,420	301	33,038,461	301
Net asset value and redemption price per share	$12.03	$12.87	$12.56	$13.36

Class I
Net assets	$192,381,827	$3,904	$175,463,428	$4,056
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	15,617,194	301	13,659,750	301
Net asset value and redemption price per share	$12.32	$12.97	$12.85	$13.47

Class S
Net assets	$528,407,310	$3,884	$479,747,001	$4,036
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	43,334,502	301	37,690,497	301
Net asset value and redemption price per share	$12.19	$12.90	$12.73	$13.41

Class S2
Net assets	$40,053,555	$3,882	$34,370,748	$4,028
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,358,326	301	2,771,637	301
Net asset value and redemption price per share	$11.93	$12.89	$12.40	$13.38

Class T
Net assets	$2,876,865	$3,864	$2,726,092	$4,012
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	235,300	301	213,502	301
Net asset value and redemption price per share	$12.23	$12.84	$12.77	$13.33

See Accompanying Notes to Financial Statements

13

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Solution 2045 Portfolio	ING Solution 2050 Portfolio	ING Solution 2055 Portfolio
ASSETS:
Investments in securities at fair value*	$29,717,169	$776	$2,589,753
Investments in affiliated underlying funds at fair value**	710,795,915	19,214	66,644,425
Total investments at fair value	$740,513,084	$19,990	$69,234,178
Cash	962,135	50	92,551
Receivables:
Investment in affiliated underlying funds sold	7,077,940	172	688,491
Fund shares sold	388,746	—	264,512
Dividends	159,723	4	13,050
Prepaid expenses	2,460	—	158
Reimbursement due from manager	65,329	183	6,630
Total assets	749,169,417	20,399	70,299,570

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	7,275,277	190	950,431
Payable for fund shares redeemed	78,601	—	188
Payable for investment management fees	65,009	2	5,952
Payable for administrative fees	61,401	2	5,641
Payable for distribution and shareholder service fees	182,719	4	17,671
Payable for trustee fees	3,681	1	307
Other accrued expenses and liabilities	116,107	2	3,318
Total liabilities	7,782,795	201	983,508
NET ASSETS	$741,386,622	$20,198	$69,316,062

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$635,112,828	$15,079	$61,660,678
Undistributed net investment income	11,373,146	285	796,283
Accumulated net realized gain	22,991,093	2,464	3,162,061
Net unrealized appreciation	71,909,555	2,370	3,697,040
NET ASSETS	$741,386,622	$20,198	$69,316,062

____________________ * Cost of investments in securities	$31,025,520	$809	$2,710,221
** Cost of investments in affiliated underlying funds	$637,578,009	$16,811	$62,826,917

See Accompanying Notes to Financial Statements

14

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Solution 2045 Portfolio	ING Solution 2050 Portfolio	ING Solution 2055 Portfolio
Class ADV
Net assets	$250,882,724	$4,032	$27,314,067
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	19,495,434	301	2,110,103
Net asset value and redemption price per share	$12.87	$13.39	$12.94

Class I
Net assets	$126,443,574	$4,065	$11,046,529
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	9,614,555	301	842,660
Net asset value and redemption price per share	$13.15	$13.50	$13.11

Class S
Net assets	$340,901,588	$4,041	$29,277,336
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	26,191,008	301	2,248,080
Net asset value and redemption price per share	$13.02	$13.42	$13.02

Class S2
Net assets	$22,025,502	$4,038	$1,646,809
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,723,932	301	126,949
Net asset value and redemption price per share	$12.78	$13.41	$12.97

Class T
Net assets	$1,133,234	$4,022	$31,321
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	87,243	301	2,419
Net asset value and redemption price per share	$12.99	$13.36	$12.95

See Accompanying Notes to Financial Statements

15

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Solution Aggressive Portfolio	ING Solution Balanced Portfolio	ING Solution Conservative Portfolio	ING Solution Income Portfolio
	May 1, 2013(1) to June 30, 2013
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$—	$208,500	$146,332	$1,233,349
Dividends	—	23,845	8,397	149,079
Total investment income	—	232,345	154,729	1,382,428

EXPENSES:
Investment management fees	2	23,015	8,156	104,832
Distribution and shareholder service fees:
Class ADV	5	63,452	25,305	270,310
Class S	1	24,220	7,225	86,179
Class S2	3	2,569	797	16,073
Class T	—	—	—	846
Transfer agent fees	16	90	137	123
Administrative service fees	2	22,893	8,112	104,026
Shareholder reporting expense	124	2,001	2,754	2,936
Professional fees	1,612	9,126	7,353	13,084
Custody and accounting expense	62	3,885	1,474	8,009
Trustee fees	3	692	245	3,147
Offering expense	3,287	—	—	—
Miscellaneous expense	152	1,795	2,116	4,843
Interest expense	—	72	—	2
Total expenses	5,269	153,810	63,674	614,410
Net waived and reimbursed fees	(5,259)	(35,400)	(22,118)	(115,321)
Net expenses	10	118,410	41,556	499,089
Net investment income (loss)	(10)	113,935	113,173	883,339

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	—	18,131	6,159	83,517
Capital gain distributions from affiliated underlying funds	—	136,108	31,884	482,740
Sale of affiliated underlying funds	10	1,555,817	450,779	7,100,082
Net realized gain	10	1,710,056	488,822	7,666,339
Net change in unrealized appreciation (depreciation) on:
Investments	—	(55,403)	(19,393)	(447,995)
Affiliated underlying funds	797	201,812	(547,155)	(5,602,024)
Net change in unrealized appreciation (depreciation)	797	146,409	(566,548)	(6,050,019)
Net realized and unrealized gain (loss)	807	1,856,465	(77,726)	1,616,320
Increase in net assets resulting from operations	$797	$1,970,400	$35,447	$2,499,659

____________________
(1)  Commencement of operations.

See Accompanying Notes to Financial Statements

16

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Solution Moderately Aggressive Portfolio	ING Solution Moderately Conservative Portfolio	ING Solution 2015 Portfolio	ING Solution 2020 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$65,856	$254,834	$3,943,116	$—
Dividends	13,032	23,655	386,962	—
Total investment income	78,888	278,489	4,330,078	—

EXPENSES:
Investment management fees	12,624	22,770	369,959	9
Distribution and shareholder service fees:
Class ADV	37,477	55,421	740,632	10
Class S	12,523	28,066	387,307	5
Class S2	251	1,706	63,016	11
Class T	—	—	8,779	14
Transfer agent fees	139	140	640	129
Administrative service fees	12,557	22,652	368,053	9
Shareholder reporting expense	2,137	2,001	23,595	2,009
Registration fees	—	—	543	—
Professional fees	8,169	9,378	49,869	4,875
Custody and accounting expense	1,442	4,468	24,898	54
Trustee fees	380	685	11,133	1
Miscellaneous expense	1,476	1,752	15,426	1,227
Interest expense	40	76	9	—
Total expenses	89,215	149,115	2,063,859	8,353
Net waived and reimbursed fees	(22,241)	(36,675)	(418,740)	(8,290)
Net expenses	66,974	112,440	1,645,119	63
Net investment income (loss)	11,914	166,049	2,684,959	(63)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	9,890	19,121	303,698	7
Capital gain distributions from affiliated underlying funds	78,408	167,300	1,336,181	207
Sale of affiliated underlying funds	1,027,625	1,448,967	30,831,438	816
Net realized gain	1,115,923	1,635,388	32,471,317	1,030
Net change in unrealized appreciation (depreciation) on:
Investments	(30,375)	(55,038)	(886,923)	(48)
Affiliated underlying funds	408,585	(902,107)	(18,887,085)	(226)
Net change in unrealized appreciation (depreciation)	378,210	(957,145)	(19,774,008)	(274)
Net realized and unrealized gain	1,494,133	678,243	12,697,309	756
Increase in net assets resulting from operations	$1,506,047	$844,292	$15,382,268	$693

See Accompanying Notes to Financial Statements

17

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Solution 2025 Portfolio	ING Solution 2030 Portfolio	ING Solution 2035 Portfolio	ING Solution 2040 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$5,681,086	$58	$2,895,710	$34
Dividends	911,949	13	797,379	13
Total investment income	6,593,035	71	3,693,089	47

EXPENSES:
Investment management fees	642,915	9	560,950	10
Distribution and shareholder service fees:
Class ADV	1,259,457	11	1,051,802	11
Class S	657,486	5	594,110	5
Class S2	106,269	11	91,540	11
Class T	10,806	15	10,357	15
Transfer agent fees	973	126	747	126
Administrative service fees	635,595	9	554,507	10
Shareholder reporting expense	42,125	2,009	31,895	2,009
Registration fees	724	—	724	—
Professional fees	93,638	4,875	80,039	4,875
Custody and accounting expense	51,195	54	39,946	54
Trustee fees	19,226	1	16,773	1
Miscellaneous expense	25,220	1,226	14,791	575
Interest expense	2,224	—	1,916	—
Total expenses	3,547,853	8,351	3,050,097	7,702
Net waived and reimbursed fees	(762,298)	(8,308)	(627,331)	(7,658)
Net expenses	2,785,555	43	2,422,766	44
Net investment income	3,807,480	28	1,270,323	3

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	512,762	7	438,263	7
Capital gain distributions from affiliated underlying funds	5,500,537	79	4,339,094	92
Sale of affiliated underlying funds	62,486,560	944	54,760,500	1,000
Net realized gain	68,499,859	1,030	59,537,857	1,099
Net change in unrealized appreciation (depreciation) on:
Investments	(3,565,080)	(49)	(3,120,216)	(49)
Affiliated underlying funds	(8,128,362)	115	10,823,603	293
Net change in unrealized appreciation (depreciation)	(11,693,442)	66	7,703,387	244
Net realized and unrealized gain	56,806,417	1,096	67,241,244	1,343
Increase in net assets resulting from operations	$60,613,897	$1,124	$68,511,567	$1,346

See Accompanying Notes to Financial Statements

18

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Solution 2045 Portfolio	ING Solution 2050 Portfolio	ING Solution 2055 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$709,490	$19	$62,039
Dividends	525,473	13	44,189
Total investment income	1,234,963	32	106,228

EXPENSES:
Investment management fees	368,643	10	30,738
Distribution and shareholder service fees:
Class ADV	625,176	11	61,312
Class S	415,350	5	31,888
Class S2	56,543	11	3,990
Class T	3,916	15	79
Transfer agent fees	574	126	311
Administrative service fees	365,035	10	30,427
Shareholder reporting expense	23,887	2,009	1,389
Registration fees	543	—	—
Professional fees	52,572	4,875	8,238
Custody and accounting expense	27,050	54	2,273
Trustee fees	11,042	1	919
Miscellaneous expense	11,805	129	2,399
Interest expense	1,257	—	80
Total expenses	1,963,393	7,256	174,043
Net waived and reimbursed fees	(417,478)	(7,213)	(39,549)
Net expenses	1,545,915	43	134,494
Net investment (loss)	(310,952)	(11)	(28,266)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	191,168	5	20,270
Capital gain distributions from affiliated underlying funds	3,252,339	88	284,158
Sale of affiliated underlying funds	36,747,194	1,048	2,146,746
Net realized gain	40,190,701	1,141	2,451,174
Net change in unrealized appreciation (depreciation) on:
Investments	(1,670,696)	(42)	(145,982)
Affiliated underlying funds	14,156,417	321	1,682,923
Net change in unrealized appreciation (depreciation)	12,485,721	279	1,536,941
Net realized and unrealized gain	52,676,422	1,420	3,988,115
Increase in net assets resulting from operations	$52,365,470	$1,409	$3,959,849

See Accompanying Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Aggressive Portfolio	ING Solution Balanced Portfolio
	May 1, 2013(1) to June 30, 2013	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income (loss)	$(10)	$113,935	$590,910
Net realized gain	10	1,710,056	1,388,863
Net change in unrealized appreciation	797	146,409	2,371,390
Increase in net assets resulting from operations	797	1,970,400	4,351,163

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(334,534)
Class I	—	—	(17)
Class S	—	—	(262,992)
Class S2	—	—	(12,006)
Net realized gains:
Class ADV	—	—	(74,786)
Class I	—	—	(3)
Class S	—	—	(54,030)
Class S2	—	—	(2,648)
Total distributions	—	—	(741,016)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	43,001	4,304,209	16,568,794
Reinvestment of distributions	—	—	740,997
	43,001	4,304,209	17,309,791
Cost of shares redeemed	(207)	(2,444,809)	(5,811,125)
Net increase in net assets resulting from capital share transactions	42,794	1,859,400	11,498,666
Net increase in net assets	43,591	3,829,800	15,108,813

NET ASSETS:
Beginning of year or period	—	43,616,392	28,507,579
End of year or period	$43,591	$47,446,192	$43,616,392
Distributions in excess of net investment income/Accumulated net investment loss at end of year or period	$(10)	$1,087,477	$973,542

____________________
(1)  Commencement of operations.

See Accompanying Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Conservative Portfolio		ING Solution Income Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$113,173	$294,314	$883,339	$4,252,163
Net realized gain	488,822	345,294	7,666,339	7,425,421
Net change in unrealized appreciation (depreciation)	(566,548)	504,142	(6,050,019)	8,645,327
Increase in net assets resulting from operations	35,447	1,143,750	2,499,659	20,322,911

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(209,461)	—	(4,960,074)
Class I	—	(93)	—	(1,228,527)
Class S	—	(126,586)	—	(3,409,285)
Class S2	—	(7,766)	—	(247,385)
Class T	—	—	—	(6,157)
Total distributions	—	(343,906)	—	(9,851,428)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,626,462	6,490,443	15,985,844	39,378,212
Reinvestment of distributions	—	343,812	—	9,851,428
	2,626,462	6,834,255	15,985,844	49,229,640
Cost of shares redeemed	(1,155,541)	(1,982,810)	(32,142,275)	(65,295,921)
Net increase (decrease) in net assets resulting from capital share transactions	1,470,921	4,851,445	(16,156,431)	(16,066,281)
Net increase (decrease) in net assets	1,506,368	5,651,289	(13,656,772)	(5,594,798)

NET ASSETS:
Beginning of year or period	15,127,758	9,476,469	212,049,842	217,644,640
End of year or period	$16,634,126	$15,127,758	$198,393,070	$212,049,842
Undistributed net investment income at end of year or period	$554,226	$441,053	$7,263,884	$6,380,545

See Accompanying Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Moderately Aggressive Portfolio		ING Solution Moderately Conservative Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$11,914	$225,160	$166,049	$744,461
Net realized gain	1,115,923	850,617	1,635,388	1,589,604
Net change in unrealized appreciation (depreciation)	378,210	1,509,088	(957,145)	1,791,163
Increase in net assets resulting from operations	1,506,047	2,584,865	844,292	4,125,228

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(151,645)	—	(380,627)
Class I	—	(46)	—	(21)
Class S	—	(100,666)	—	(379,963)
Class S2	—	(497)	—	(9,423)
Net realized gains:
Class ADV	—	(63,998)	—	(118,028)
Class I	—	(16)	—	(6)
Class S	—	(37,244)	—	(113,621)
Class S2	—	(309)	—	(2,771)
Total distributions	—	(354,421)	—	(1,004,460)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,542,891	9,063,172	4,149,876	19,590,728
Reinvestment of distributions	—	354,360	—	1,004,433
	3,542,891	9,417,532	4,149,876	20,595,161
Cost of shares redeemed	(2,257,172)	(3,646,603)	(5,531,832)	(7,114,125)
Net increase (decrease) in net assets resulting from capital share transactions	1,285,719	5,770,929	(1,381,956)	13,481,036
Net increase (decrease) in net assets	2,791,766	8,001,373	(537,664)	16,601,804

NET ASSETS:
Beginning of year or period	22,947,363	14,945,990	45,790,249	29,188,445
End of year or period	$25,739,129	$22,947,363	$45,252,585	$45,790,249
Undistributed net investment income at end of year or period	$468,408	$456,494	$1,334,347	$1,168,298

See Accompanying Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2015 Portfolio		ING Solution 2020 Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income (loss)	$2,684,959	$13,846,666	$(63)	$264
Net realized gain	32,471,317	43,548,447	1,030	1,573
Net change in unrealized appreciation (depreciation)	(19,774,008)	24,397,665	(274)	99
Increase in net assets resulting from operations	15,382,268	81,792,778	693	1,936

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(12,047,820)	—	(34)
Class I	—	(4,418,680)	—	(38)
Class S	—	(13,169,730)	—	(36)
Class S2	—	(955,820)	—	(35)
Class T	—	(76,874)	—	(32)
Net realized gains:
Class ADV	—	—	—	(64)
Class I	—	—	—	(63)
Class S	—	—	—	(64)
Class S2	—	—	—	(64)
Class T	—	—	—	(64)
Total distributions	—	(30,668,924)	—	(494)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,389,414	109,479,661	—	—
Payment from distribution/payment by affiliate (Note 6)	—	—	22	—
Reinvestment of distributions	—	30,668,924	—	1
	39,389,414	140,148,585	22	1
Cost of shares redeemed	(86,297,903)	(195,131,650)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(46,908,489)	(54,983,065)	22	1
Net increase (decrease) in net assets	(31,526,221)	(3,859,211)	715	1,443

NET ASSETS:
Beginning of year or period	743,729,683	747,588,894	17,770	16,327
End of year or period	$712,203,462	$743,729,683	$18,485	$17,770
Undistributed net investment income at end of year or period	$24,615,896	$21,930,937	$376	$439

See Accompanying Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2025 Portfolio		ING Solution 2030 Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$3,807,480	$17,715,244	$28	$211
Net realized gain	68,499,859	102,752,043	1,030	1,804
Net change in unrealized appreciation (depreciation)	(11,693,442)	34,300,663	66	245
Increase in net assets resulting from operations	60,613,897	154,767,950	1,124	2,260

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(12,404,684)	—	(31)
Class I	—	(5,679,952)	—	(35)
Class S	—	(13,562,201)	—	(33)
Class S2	—	(998,233)	—	(32)
Class T	—	(38,170)	—	(29)
Net realized gains:
Class ADV	—	—	—	(98)
Class I	—	—	—	(99)
Class S	—	—	—	(98)
Class S2	—	—	—	(98)
Class T	—	—	—	(98)
Total distributions	—	(32,683,240)	—	(651)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	69,281,508	190,108,866	—	—
Payment from distribution/payment by affiliate (Note 6)	—	—	33	—
Reinvestment of distributions	—	32,683,240	—	2
	69,281,508	222,792,106	33	2
Cost of shares redeemed	(112,338,732)	(285,960,117)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(43,057,224)	(63,168,011)	33	2
Net increase in net assets	17,556,673	58,916,699	1,157	1,611

NET ASSETS:
Beginning of year or period	1,244,259,028	1,185,342,329	18,253	16,642
End of year or period	$1,261,815,701	$1,244,259,028	$19,410	$18,253
Undistributed net investment income at end of year or period	$31,281,646	$27,474,166	$382	$354

See Accompanying Notes to Financial Statements

24

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2035 Portfolio		ING Solution 2040 Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$1,270,323	$11,613,107	$3	$156
Net realized gain	59,537,857	83,961,192	1,099	1,899
Net change in unrealized appreciation	7,703,387	51,985,532	244	465
Increase in net assets resulting from operations	68,511,567	147,559,831	1,346	2,520

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(7,882,082)	—	(28)
Class I	—	(4,121,061)	—	(31)
Class S	—	(9,199,067)	—	(29)
Class S2	—	(692,046)	—	(28)
Class T	—	(33,809)	—	(25)
Net realized gains:
Class ADV	—	—	—	(102)
Class I	—	—	—	(102)
Class S	—	—	—	(102)
Class S2	—	—	—	(102)
Class T	—	—	—	(102)
Total distributions	—	(21,928,065)	—	(651)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	60,523,530	175,516,418	—	—
Payment from distribution/payment by affiliate (Note 6)	—	—	39	—
Reinvestment of distributions	—	21,928,065	—	2
	60,523,530	197,444,483	39	2
Cost of shares redeemed	(97,494,023)	(252,253,960)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(36,970,493)	(54,809,477)	39	2
Net increase in net assets	31,541,074	70,822,289	1,385	1,871

NET ASSETS:
Beginning of year or period	1,075,884,378	1,005,062,089	18,770	16,899
End of year or period	$1,107,425,452	$1,075,884,378	$20,155	$18,770
Undistributed net investment income at end of year or period	$21,281,264	$20,010,941	$315	$312

See Accompanying Notes to Financial Statements

25

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2045 Portfolio		ING Solution 2050 Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income (loss)	$(310,952)	$5,852,167	$(11)	$142
Net realized gain	40,190,701	46,007,262	1,141	1,877
Net change in unrealized appreciation	12,485,721	46,313,657	279	508
Increase in net assets resulting from operations	52,365,470	98,173,086	1,409	2,527

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3,931,540)	—	(27)
Class I	—	(2,816,877)	—	(31)
Class S	—	(5,326,597)	—	(29)
Class S2	—	(349,229)	—	(28)
Class T	—	(14,182)	—	(25)
Net realized gains:
Class ADV	—	—	—	(108)
Class I	—	—	—	(108)
Class S	—	—	—	(108)
Class S2	—	—	—	(108)
Class T	—	—	—	(108)
Total distributions	—	(12,438,425)	—	(680)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	52,671,915	143,716,163	—	—
Payment from distribution/payment by affiliate (Note 6)	—	—	40	—
Reinvestment of distributions	—	12,438,425	—	2
	52,671,915	156,154,588	40	2
Cost of shares redeemed	(64,869,157)	(192,822,441)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(12,197,242)	(36,667,853)	40	2
Net increase in net assets	40,168,228	49,066,808	1,449	1,849

NET ASSETS:
Beginning of year or period	701,218,394	652,151,586	18,749	16,900
End of year or period	$741,386,622	$701,218,394	$20,198	$18,749
Undistributed net investment income at end of year or period	$11,373,146	$11,684,098	$285	$296

See Accompanying Notes to Financial Statements

26

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2055 Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income (loss)	$(28,266)	$410,883
Net realized gain	2,451,174	1,418,111
Net change in unrealized appreciation	1,536,941	3,300,440
Increase in net assets resulting from operations	3,959,849	5,129,434

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(163,416)
Class I	—	(87,195)
Class S	—	(165,480)
Class S2	—	(10,411)
Class T	—	(39)
Net realized gains:
Class ADV	—	(193,527)
Class I	—	(82,199)
Class S	—	(174,682)
Class S2	—	(11,744)
Class T	—	(96)
Total distributions	—	(888,789)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,330,410	32,592,089
Reinvestment of distributions	—	888,737
	20,330,410	33,480,826
Cost of shares redeemed	(6,295,164)	(13,420,610)
Net increase in net assets resulting from capital share transactions	14,035,246	20,060,216
Net increase in net assets	17,995,095	24,300,861

NET ASSETS:
Beginning of year or period	51,320,967	27,020,106
End of year or period	$69,316,062	$51,320,967
Undistributed net investment income at end of year or period	$796,283	$824,549

See Accompanying Notes to Financial Statements

27

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions /additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution Aggressive Portfolio
Class ADV
05-01-13(5)–06-30-13	10.00	(0.00	)*	0.00 *	0.00 *	—	—		—	—		—	10.00	0.00	210.35	0.59	0.59	(0.33)	34	10
Class I
05-01-13(5)–06-30-13	10.00	(0.00	)*	0.02	0.02	—	—		—	—		—	10.02	0.20	209.85	0.09	0.09	(0.29)	3	10
Class S
05-01-13(5)–06-30-13	10.00	(0.01)		0.03	0.02	—	—		—	—		—	10.02	0.20	210.10	0.34	0.34	(0.55)	4	10
Class S2
05-01-13(5)–06-30-13	10.00	(0.01)		0.03	0.02	—	—		—	—		—	10.02	0.20	210.35	0.49	0.49	(0.57)	3	10
ING Solution Balanced Portfolio
Class ADV
06-30-13	9.84	0.01		0.43	0.44	—	—		—	—		—	10.28	4.47	0.78	0.63	0.63	0.39	26,527	43
12-31-12	8.84	0.14	•	1.03	1.17	0.14	0.03		—	0.17		—	9.84	13.35	0.71	0.62	0.62	1.44	24,244	75
12-31-11	9.16	0.24	•	(0.49)	(0.25)	0.03	0.04		—	0.07		—	8.84	(2.68)	0.62	0.62	0.62	2.63	16,050	70
12-31-10	8.24	0.26	•	0.73	0.99	0.07	—		—	0.07		—	9.16	12.07	0.62	0.62	0.62	2.95	4,837	43
12-31-09	6.67	0.14		1.46	1.60	0.02	0.01		—	0.03		—	8.24	24.00	0.62	0.62	0.62	1.89	1	77
12-31-08	9.81	0.14	•	(3.28)	(3.14)	—	0.00	*	—	0.00	*	—	6.67	(32.00)	0.62	0.62	0.62	1.59	1	283
Class I
06-30-13	10.10	0.05		0.43	0.48	—	—		—	—		—	10.58	4.75	0.28	0.13	0.13	0.93	1	43
12-31-12	9.05	0.18		1.06	1.24	0.16	0.03		—	0.19		—	10.10	13.86	0.21	0.12	0.12	1.85	1	75
12-31-11	9.33	0.26		(0.47)	(0.21)	0.03	0.04		—	0.07		—	9.05	(2.17)	0.12	0.12	0.12	2.78	1	70
12-31-10	8.34	0.18		0.90	1.08	0.09	—		—	0.09		—	9.33	13.11	0.12	0.12	0.12	2.10	1	43
12-31-09	6.74	0.18		1.48	1.66	0.05	0.01		—	0.06		—	8.34	24.68	0.12	0.12	0.12	2.50	1	77
12-31-08	9.85	0.19	•	(3.30)	(3.11)	—	0.00	*	—	0.00	*	—	6.74	(31.57)	0.12	0.12	0.12	2.19	1	283
Class S
06-30-13	9.95	0.03	•	0.43	0.46	—	—		—	—		—	10.41	4.62	0.53	0.38	0.38	0.64	19,936	43
12-31-12	8.92	0.16	•	1.05	1.21	0.15	0.03		—	0.18		—	9.95	13.71	0.46	0.37	0.37	1.70	18,349	75
12-31-11	9.22	0.24	•	(0.47)	(0.23)	0.03	0.04		—	0.07		—	8.92	(2.46)	0.37	0.37	0.37	2.66	12,042	70
12-31-10	8.27	0.20	•	0.84	1.04	0.09	—		—	0.09		—	9.22	12.74	0.37	0.37	0.37	2.28	4,729	43
12-31-09	6.70	0.20	•	1.44	1.64	0.06	0.01		—	0.07		—	8.27	24.48	0.37	0.37	0.37	2.67	739	77
12-31-08	9.83	0.22	•	(3.35)	(3.13)	—	0.00	*	—	0.00	*	—	6.70	(31.81)	0.37	0.37	0.37	3.14	173	283
Class S2
06-30-13	9.90	0.03	•	0.42	0.45	—	—		—	—		—	10.35	4.55	0.78	0.53	0.53	0.50	982	43
12-31-12	8.88	0.17	•	1.02	1.19	0.14	0.03		—	0.17		—	9.90	13.54	0.71	0.52	0.52	1.75	1,022	75
12-31-11	9.20	0.19	•	(0.44)	(0.25)	0.03	0.04		—	0.07		—	8.88	(2.71)	0.62	0.52	0.52	2.04	415	70
04-30-10(5)–12-31-10	8.68	0.12	•	0.50	0.62	0.10	—		—	0.10		—	9.20	7.28	0.62	0.52	0.52	2.10	291	43
ING Solution Conservative Portfolio
Class ADV
06-30-13	11.22	0.07	•	(0.03)	0.04	—	—		—	—		—	11.26	0.36	0.87	0.60	0.60	1.30	10,550	44
12-31-12	10.44	0.24	•	0.82	1.06	0.28	—		—	0.28		—	11.22	10.19	0.75	0.62	0.62	2.19	9,541	69
12-31-11	10.50	0.39	•	(0.38)	0.01	0.04	0.03		—	0.07		—	10.44	0.09	0.62	0.62	0.62	3.67	6,411	84
04-30-10(5)–12-31-10	10.00	0.36	•	0.14	0.50	—	—		—	—		—	10.50	5.00	0.62	0.62	0.62	5.24	1,911	51
Class I
06-30-13	11.34	0.10		(0.03)	0.07	—	—		—	—		—	11.41	0.62	0.37	0.10	0.10	1.81	3	44
12-31-12	10.54	0.29	•	0.82	1.11	0.31	—		—	0.31		—	11.34	10.60	0.25	0.12	0.12	2.61	3	69
12-31-11	10.54	0.40		(0.33)	0.07	0.04	0.03		—	0.07		—	10.54	0.69	0.12	0.12	0.12	3.72	3	84
04-30-10(5)–12-31-10	10.00	0.34		0.20	0.54	—	—		—	—		—	10.54	5.40	0.12	0.12	0.12	5.03	3	51
Class S
06-30-13	11.27	0.09	•	(0.03)	0.06	—	—		—	—		—	11.33	0.53	0.62	0.35	0.35	1.56	5,750	44
12-31-12	10.49	0.28	•	0.80	1.08	0.30	—		—	0.30		—	11.27	10.34	0.50	0.37	0.37	2.51	5,285	69
12-31-11	10.53	0.40	•	(0.37)	0.03	0.04	0.03		—	0.07		—	10.49	0.28	0.37	0.37	0.37	3.76	2,941	84
04-30-10(5)–12-31-10	10.00	0.29	•	0.24	0.53	—	—		—	—		—	10.53	5.30	0.37	0.37	0.37	4.23	1,098	51

See Accompanying Notes to Financial Statements

28

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions /additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution Conservative Portfolio (continued)
Class S2
06-30-13	11.23	0.08	•	(0.03)	0.05	—	—	—	—	—	11.28	0.45	0.87	0.50	0.50	1.41	331	44
12-31-12	10.46	0.29	•	0.77	1.06	0.29	—	—	0.29	—	11.23	10.23	0.75	0.52	0.52	2.61	298	69
12-31-11	10.51	0.46	•	(0.44)	0.02	0.04	0.03	—	0.07	—	10.46	0.17	0.62	0.52	0.52	4.36	122	84
04-30-10(5)–12-31-10	10.00	0.44	•	0.07	0.51	—	—	—	—	—	10.51	5.10	0.62	0.52	0.52	6.35	64	51
ING Solution Income Portfolio
Class ADV
06-30-13	10.89	0.04	•	0.06	0.10	—	—	—	—	—	10.99	0.92	0.73	0.62	0.62	0.71	100,419	45
12-31-12	10.40	0.20	•	0.78	0.98	0.49	—	—	0.49	—	10.89	9.57	0.70	0.62	0.62	1.82	111,796	71
12-31-11	10.83	0.34	•	(0.34)	0.00 *	0.43	—	—	0.43	—	10.40	0.14	0.62	0.62	0.62	3.23	109,184	75
12-31-10	10.24	0.33	•	0.60	0.93	0.34	—	—	0.34	—	10.83	9.26	0.62	0.62	0.62	3.11	110,352	64
12-31-09	9.27	0.31	•	1.23	1.54	0.53	0.04	—	0.57	—	10.24	16.98	0.62	0.62	0.62	3.24	107,684	70
12-31-08	11.54	0.37	•	(2.27)	(1.90)	0.19	0.18	—	0.37	—	9.27	(16.93)	0.62	0.62	0.62	3.46	85,343	84
Class I
06-30-13	11.12	0.07	•	0.07	0.14	—	—	—	—	—	11.26	1.26	0.23	0.12	0.12	1.20	23,167	45
12-31-12	10.61	0.24		0.82	1.06	0.55	—	—	0.55	—	11.12	10.12	0.20	0.12	0.12	2.32	25,403	71
12-31-11	11.05	0.40	•	(0.35)	0.05	0.49	—	—	0.49	—	10.61	0.54	0.12	0.12	0.12	3.63	22,837	75
12-31-10	10.43	0.39	•	0.62	1.01	0.39	—	—	0.39	—	11.05	9.86	0.12	0.12	0.12	3.69	24,509	64
12-31-09	9.43	0.28	•	1.34	1.62	0.58	0.04	—	0.62	—	10.43	17.62	0.12	0.12	0.12	2.87	18,772	70
12-31-08	11.70	0.48	•	(2.35)	(1.87)	0.22	0.18	—	0.40	—	9.43	(16.49)	0.12	0.12	0.12	4.41	24,417	84
Class S
06-30-13	11.03	0.06		0.06	0.12	—	—	—	—	—	11.15	1.09	0.48	0.37	0.37	0.95	68,689	45
12-31-12	10.53	0.22	•	0.80	1.02	0.52	—	—	0.52	—	11.03	9.77	0.45	0.37	0.37	2.02	68,703	71
12-31-11	10.96	0.37	•	(0.34)	0.03	0.46	—	—	0.46	—	10.53	0.35	0.37	0.37	0.37	3.39	80,716	75
12-31-10	10.35	0.36	•	0.61	0.97	0.36	—	—	0.36	—	10.96	9.60	0.37	0.37	0.37	3.40	93,940	64
12-31-09	9.37	0.33		1.24	1.57	0.55	0.04	—	0.59	—	10.35	17.20	0.37	0.37	0.37	3.41	90,135	70
12-31-08	11.63	0.40	•	(2.29)	(1.89)	0.19	0.18	—	0.37	—	9.37	(16.66)	0.37	0.37	0.37	3.70	77,076	84
Class S2
06-30-13	10.79	0.05		0.06	0.11	—	—	—	—	—	10.90	1.02	0.73	0.52	0.52	0.80	5,923	45
12-31-12	10.32	0.21	•	0.77	0.98	0.51	—	—	0.51	—	10.79	9.62	0.70	0.52	0.52	2.00	5,889	71
12-31-11	10.75	0.33	•	(0.32)	0.01	0.44	—	—	0.44	—	10.32	0.25	0.62	0.52	0.52	3.13	4,697	75
12-31-10	10.20	0.43	•	0.51	0.94	0.39	—	—	0.39	—	10.75	9.39	0.62	0.52	0.52	4.17	5,543	64
05-28-09(5)–12-31-09	9.59	0.31	•	0.92	1.23	0.58	0.04	—	0.62	—	10.20	13.26	0.62	0.52	0.52	5.29	3	70
Class T
06-30-13	11.29	0.03	•	0.07	0.10	—	—	—	—	—	11.39	0.89	0.98	0.82	0.82	0.47	196	45
12-31-12	10.70	0.19	•	0.80	0.99	0.40	—	—	0.40	—	11.29	9.29	0.95	0.82	0.82	1.69	259	71
12-31-11	11.03	0.33	•	(0.34)	(0.01)	0.32	—	—	0.32	—	10.70	0.03	0.87	0.82	0.82	2.98	210	75
12-31-10	10.42	0.30	•	0.61	0.91	0.30	—	—	0.30	—	11.03	8.95	0.87	0.82	0.82	2.83	432	64
12-31-09	9.34	0.28	•	1.26	1.54	0.42	0.04	—	0.46	—	10.42	16.85	0.87	0.82	0.82	2.93	505	70
12-31-08	11.54	0.31	•	(2.25)	(1.94)	0.08	0.18	—	0.26	—	9.34	(17.14)	0.87	0.82	0.82	2.89	623	84
ING Solution Moderately Aggressive Portfolio
Class ADV
06-30-13	11.61	0.00	*•	0.73	0.73	—	—	—	—	—	12.34	6.29	0.81	0.62	0.62	0.01	15,602	45
12-31-12	10.25	0.11	•	1.42	1.53	0.12	0.05	—	0.17	—	11.61	15.07	0.73	0.62	0.62	0.98	13,603	70
12-31-11	10.89	0.21	•	(0.79)	(0.58)	0.02	0.04	—	0.06	—	10.25	(5.29)	0.62	0.62	0.62	1.96	9,527	83
04-30-10(5)–12-31-10	10.00	0.11	•	0.78	0.89	—	—	—	—	—	10.89	8.90	0.62	0.62	0.62	1.57	4,677	26
Class I
06-30-13	11.74	0.03		0.74	0.77	—	—	—	—	—	12.51	6.56	0.31	0.12	0.12	0.53	4	45
12-31-12	10.34	0.16		1.44	1.60	0.15	0.05	—	0.20	—	11.74	15.62	0.23	0.12	0.12	1.42	4	70
12-31-11	10.94	0.23	•	(0.77)	(0.54)	0.02	0.04	—	0.06	—	10.34	(4.84)	0.12	0.12	0.12	2.16	3	83
04-30-10(5)–12-31-10	10.00	0.16		0.78	0.94	—	—	—	—	—	10.94	9.40	0.12	0.12	0.12	2.50	3	26

See Accompanying Notes to Financial Statements

29

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions /additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution Moderately Aggressive Portfolio (continued)
Class S
06-30-13	11.67	0.01		0.74	0.75	—	—	—	—	—	12.42	6.43	0.56	0.37	0.37	0.25	10,023	45
12-31-12	10.30	0.14	•	1.42	1.56	0.14	0.05	—	0.19	—	11.67	15.28	0.48	0.37	0.37	1.29	9,256	70
12-31-11	10.92	0.23	•	(0.79)	(0.56)	0.02	0.04	—	0.06	—	10.30	(5.05)	0.37	0.37	0.37	2.20	5,379	83
04-30-10(5)–12-31-10	10.00	0.10	•	0.82	0.92	—	—	—	—	—	10.92	9.20	0.37	0.37	0.37	1.46	1,438	26
Class S2
06-30-13	11.72	0.01	•	0.73	0.74	—	—	—	—	—	12.46	6.31	0.81	0.52	0.52	0.10	110	45
12-31-12	10.30	0.14	•	1.41	1.55	0.08	0.05	—	0.13	—	11.72	15.18	0.73	0.52	0.52	1.27	84	70
12-31-11	10.91	0.08	•	(0.65)	(0.57)	—	0.04	—	0.04	—	10.30	(5.18)	0.62	0.52	0.52	0.70	37	83
04-30-10(5)–12-31-10	10.00	0.09	•	0.82	0.91	—	—	—	—	—	10.91	9.10	0.62	0.52	0.52	1.29	138	26
ING Solution Moderately Conservative Portfolio
Class ADV
06-30-13	10.42	0.03	•	0.15	0.18	—	—	—	—	—	10.60	1.73	0.78	0.62	0.62	0.61	21,785	49
12-31-12	9.55	0.18	•	0.94	1.12	0.19	0.06	—	0.25	—	10.42	11.79	0.70	0.62	0.62	1.74	22,425	85
12-31-11	9.79	0.34	•	(0.44)	(0.10)	0.06	0.08	—	0.14	—	9.55	(0.94)	0.62	0.62	0.62	3.54	13,782	77
12-31-10	9.06	0.41	•	0.51	0.92	0.14	0.05	—	0.19	—	9.79	10.35	0.62	0.62	0.62	4.34	2,690	47
12-31-09	7.61	0.20		1.29	1.49	0.03	0.01	—	0.04	—	9.06	19.69	0.62	0.62	0.62	2.47	1	87
12-31-08	10.00	0.16		(2.55)	(2.39)	—	—	—	—	—	7.61	(23.88)	0.62	0.62	0.62	1.78	1	212
Class I
06-30-13	10.79	0.06		0.15	0.21	—	—	—	—	—	11.00	1.95	0.28	0.12	0.12	1.10	1	49
12-31-12	9.86	0.23		0.97	1.20	0.21	0.06	—	0.27	—	10.79	12.23	0.20	0.12	0.12	2.16	1	85
12-31-11	10.04	0.34		(0.38)	(0.04)	0.06	0.08	—	0.14	—	9.86	(0.30)	0.12	0.12	0.12	3.39	1	77
12-31-10	9.17	0.26		0.79	1.05	0.13	0.05	—	0.18	—	10.04	11.66	0.12	0.12	0.12	2.75	1	47
12-31-09	7.69	0.24	•	1.32	1.56	0.07	0.01	—	0.08	—	9.17	20.46	0.12	0.12	0.12	2.93	1	87
12-31-08	10.04	0.21	•	(2.55)	(2.34)	0.01	—	—	0.01	—	7.69	(23.32)	0.12	0.12	0.12	2.26	1	212
Class S
06-30-13	10.60	0.05		0.15	0.20	—	—	—	—	—	10.80	1.89	0.53	0.37	0.37	0.86	22,848	49
12-31-12	9.70	0.21	•	0.95	1.16	0.20	0.06	—	0.26	—	10.60	11.99	0.45	0.37	0.37	2.02	22,653	85
12-31-11	9.91	0.32	•	(0.40)	(0.08)	0.05	0.08	—	0.13	—	9.70	(0.69)	0.37	0.37	0.37	3.26	15,227	77
12-31-10	9.09	0.26	•	0.74	1.00	0.13	0.05	—	0.18	—	9.91	11.19	0.37	0.37	0.37	2.74	6,911	47
12-31-09	7.64	0.25	•	1.29	1.54	0.08	0.01	—	0.09	—	9.09	20.31	0.37	0.37	0.37	2.98	1,529	87
12-31-08	10.02	0.46	•	(2.82)	(2.36)	0.02	—	—	0.02	—	7.64	(23.63)	0.37	0.37	0.37	6.07	625	212
Class S2
06-30-13	10.55	0.04	•	0.15	0.19	—	—	—	—	—	10.74	1.80	0.78	0.52	0.52	0.74	618	49
12-31-12	9.67	0.23	•	0.91	1.14	0.20	0.06	—	0.26	—	10.55	11.85	0.70	0.52	0.52	2.23	712	85
12-31-11	9.90	0.32	•	(0.41)	(0.09)	0.06	0.08	—	0.14	—	9.67	(0.84)	0.62	0.52	0.52	3.21	178	77
04-30-10(5)–12-31-10	9.51	0.21	•	0.37	0.58	0.14	0.05	—	0.19	—	9.90	6.30	0.62	0.52	0.52	3.30	32	47
ING Solution 2015 Portfolio
Class ADV
06-30-13	11.20	0.03	•	0.19	0.22	—	—	—	—	—	11.42	1.96	0.74	0.63	0.63	0.55	290,399	41
12-31-12	10.48	0.18	•	0.98	1.16	0.44	—	—	0.44	—	11.20	11.14	0.70	0.62	0.62	1.62	297,552	63
12-31-11	10.92	0.30	•	(0.41)	(0.11)	0.33	—	—	0.33	—	10.48	(0.90)	0.62	0.62	0.62	2.79	312,854	74
12-31-10	10.07	0.27		0.80	1.07	0.22	—	—	0.22	—	10.92	10.82	0.62	0.62	0.62	2.54	336,038	61
12-31-09	8.63	0.21	•	1.67	1.88	0.35	0.09	—	0.44	—	10.07	22.16	0.62	0.62	0.62	2.32	310,244	60
12-31-08	12.26	0.28	•	(3.51)	(3.23)	0.17	0.23	—	0.40	—	8.63	(27.05)	0.62	0.62	0.62	2.56	231,719	59

See Accompanying Notes to Financial Statements

30

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions /additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution 2015 Portfolio (continued)
Class I
06-30-13	11.43	0.06	•	0.19	0.25	—	—	—	—	—	11.68	2.19	0.24	0.13	0.13	1.05	93,974	41
12-31-12	10.69	0.25	•	0.99	1.24	0.50	—	—	0.50	—	11.43	11.70	0.20	0.12	0.12	2.19	104,662	63
12-31-11	11.14	0.36	•	(0.43)	(0.07)	0.38	—	—	0.38	—	10.69	(0.46)	0.12	0.12	0.12	3.38	81,565	74
12-31-10	10.25	0.32		0.83	1.15	0.26	—	—	0.26	—	11.14	11.49	0.12	0.12	0.12	3.03	75,820	61
12-31-09	8.78	0.25		1.70	1.95	0.39	0.09	—	0.48	—	10.25	22.70	0.12	0.12	0.12	2.68	65,252	60
12-31-08	12.44	0.34	•	(3.57)	(3.23)	0.20	0.23	—	0.43	—	8.78	(26.71)	0.12	0.12	0.12	3.10	51,793	59
Class S
06-30-13	11.34	0.05	•	0.18	0.23	—	—	—	—	—	11.57	2.03	0.49	0.38	0.38	0.80	302,210	41
12-31-12	10.60	0.21	•	0.99	1.20	0.46	—	—	0.46	—	11.34	11.48	0.45	0.37	0.37	1.88	312,616	63
12-31-11	11.05	0.33	•	(0.42)	(0.09)	0.36	—	—	0.36	—	10.60	(0.73)	0.37	0.37	0.37	3.00	328,277	74
12-31-10	10.17	0.29		0.83	1.12	0.24	—	—	0.24	—	11.05	11.25	0.37	0.37	0.37	2.82	380,318	61
12-31-09	8.72	0.21		1.70	1.91	0.37	0.09	—	0.46	—	10.17	22.32	0.37	0.37	0.37	2.53	345,876	60
12-31-08	12.36	0.30	•	(3.53)	(3.23)	0.18	0.23	—	0.41	—	8.72	(26.86)	0.37	0.37	0.37	2.78	265,937	59
Class S2
06-30-13	11.07	0.04	•	0.18	0.22	—	—	—	—	—	11.29	1.99	0.74	0.53	0.53	0.64	23,236	41
12-31-12	10.38	0.19	•	0.96	1.15	0.46	—	—	0.46	—	11.07	11.22	0.70	0.52	0.52	1.76	26,644	63
12-31-11	10.84	0.32	•	(0.42)	(0.10)	0.36	—	—	0.36	—	10.38	(0.83)	0.62	0.52	0.52	2.97	22,792	74
12-31-10	10.02	0.36	•	0.72	1.08	0.26	—	—	0.26	—	10.84	11.05	0.62	0.52	0.52	3.54	15,289	61
05-28-09(5)–12-31-09	8.97	0.21	•	1.32	1.53	0.39	0.09	—	0.48	—	10.02	17.53	0.62	0.52	0.52	3.70	3	60
Class T
06-30-13	11.35	0.01		0.19	0.20	—	—	—	—	—	11.55	1.76	0.99	0.83	0.83	0.35	2,384	41
12-31-12	10.60	0.16	•	0.99	1.15	0.40	—	—	0.40	—	11.35	10.98	0.95	0.82	0.82	1.42	2,256	63
12-31-11	11.04	0.28	•	(0.42)	(0.14)	0.30	—	—	0.30	—	10.60	(1.12)	0.87	0.82	0.82	2.55	2,100	74
12-31-10	10.17	0.24	•	0.83	1.07	0.20	—	—	0.20	—	11.04	10.65	0.87	0.82	0.82	2.30	2,529	61
12-31-09	8.70	0.18	•	1.69	1.87	0.31	0.09	—	0.40	—	10.17	21.79	0.87	0.82	0.82	1.95	2,517	60
12-31-08	12.28	0.27		(3.54)	(3.27)	0.08	0.23	—	0.31	—	8.70	(27.17)	0.87	0.82	0.82	2.27	2,615	59
ING Solution 2020 Portfolio
Class ADV
06-30-13	11.80	(0.05)		0.51	0.46	—	—	—	—	—	12.26	3.90 (a)	90.75	0.62	0.62	(0.84)	4	39
12-31-12	10.85	0.15		1.12	1.27	0.11	0.21	—	0.32	—	11.80	11.76	45.86	0.62	0.62	1.28	4	72
10-03-11(5)–12-31-11	10.00	0.08		0.77	0.85	—	—	—	—	—	10.85	8.50	0.62	0.62	0.62	3.31	3	15
Class I
06-30-13	11.85	(0.02)		0.52	0.50	—	—	—	—	—	12.35	4.22 (a)	90.25	0.12	0.12	(0.36)	4	39
12-31-12	10.86	0.21		1.12	1.33	0.13	0.21	—	0.34	—	11.85	12.22	45.36	0.12	0.12	1.81	4	72
10-03-11(5)–12-31-11	10.00	0.09		0.77	0.86	—	—	—	—	—	10.86	8.60	0.12	0.12	0.12	3.81	3	15
Class S
06-30-13	11.81	(0.04)		0.52	0.48	—	—	—	—	—	12.29	4.06 (a)	90.50	0.37	0.37	(0.59)	4	39
12-31-12	10.85	0.18		1.11	1.29	0.12	0.21	—	0.33	—	11.81	11.90	45.61	0.37	0.37	1.56	4	72
10-03-11(5)–12-31-11	10.00	0.09		0.76	0.85	—	—	—	—	—	10.85	8.50	0.37	0.37	0.37	3.55	3	15
Class S2
06-30-13	11.81	(0.05)		0.52	0.47	—	—	—	—	—	12.28	3.98 (a)	90.75	0.52	0.52	(0.76)	4	39
12-31-12	10.85	0.16		1.13	1.29	0.12	0.21	—	0.33	—	11.81	11.88	45.86	0.52	0.52	1.39	4	72
10-03-11(5)–12-31-11	10.00	0.08		0.77	0.85	—	—	—	—	—	10.85	8.50	0.62	0.52	0.52	3.42	3	15
Class T
06-30-13	11.77	(0.06)		0.51	0.45	—	—	—	—	—	12.22	3.82 (a)	91.00	0.82	0.82	(1.05)	4	39
12-31-12	10.84	0.13		1.12	1.25	0.11	0.21	—	0.32	—	11.77	11.53	46.11	0.82	0.82	1.11	4	72
10-03-11(5)–12-31-11	10.00	0.08		0.76	0.84	—	—	—	—	—	10.84	8.40	0.87	0.82	0.82	3.11	3	15

See Accompanying Notes to Financial Statements

31

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions /additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution 2025 Portfolio
Class ADV
06-30-13	11.48	0.04		0.51	0.55	—	—	—	—	—	12.03	4.79	0.74	0.62	0.62	0.41	498,096	42
12-31-12	10.39	0.14	•	1.23	1.37	0.28	—	—	0.28	—	11.48	13.24	0.70	0.62	0.62	1.22	494,888	65
12-31-11	10.98	0.22		(0.60)	(0.38)	0.21	—	—	0.21	—	10.39	(3.37)	0.62	0.62	0.62	2.01	494,505	71
12-31-10	9.82	0.18		1.12	1.30	0.14	—	—	0.14	—	10.98	13.50	0.62	0.62	0.62	1.84	522,321	56
12-31-09	8.06	0.15	•	1.88	2.03	0.26	0.01	—	0.27	—	9.82	25.54	0.62	0.62	0.62	1.73	457,213	51
12-31-08	12.71	0.20	•	(4.41)	(4.21)	0.13	0.31	—	0.44	—	8.06	(34.05)	0.62	0.62	0.62	1.87	321,460	62
Class I
06-30-13	11.73	0.06	•	0.53	0.59	—	—	—	—	—	12.32	5.03	0.24	0.12	0.12	0.92	192,382	42
12-31-12	10.61	0.20	•	1.25	1.45	0.33	—	—	0.33	—	11.73	13.83	0.20	0.12	0.12	1.75	191,144	65
12-31-11	11.21	0.28	•	(0.62)	(0.34)	0.26	—	—	0.26	—	10.61	(2.92)	0.12	0.12	0.12	2.55	152,184	71
12-31-10	10.01	0.23		1.15	1.38	0.18	—	—	0.18	—	11.21	14.10	0.12	0.12	0.12	2.34	126,678	56
12-31-09	8.21	0.17		1.95	2.12	0.31	0.01	—	0.32	—	10.01	26.13	0.12	0.12	0.12	2.15	102,548	51
12-31-08	12.91	0.26	•	(4.49)	(4.23)	0.16	0.31	—	0.47	—	8.21	(33.72)	0.12	0.12	0.12	2.41	72,518	62
Class S
06-30-13	11.62	0.04		0.53	0.57	—	—	—	—	—	12.19	4.91	0.49	0.37	0.37	0.67	528,407	42
12-31-12	10.52	0.17	•	1.23	1.40	0.30	—	—	0.30	—	11.62	13.44	0.45	0.37	0.37	1.48	512,357	65
12-31-11	11.11	0.25	•	(0.61)	(0.36)	0.23	—	—	0.23	—	10.52	(3.10)	0.37	0.37	0.37	2.24	503,345	71
12-31-10	9.93	0.21		1.13	1.34	0.16	—	—	0.16	—	11.11	13.79	0.37	0.37	0.37	2.11	574,267	56
12-31-09	8.15	0.17	•	1.90	2.07	0.28	0.01	—	0.29	—	9.93	25.78	0.37	0.37	0.37	1.98	502,884	51
12-31-08	12.82	0.22	•	(4.44)	(4.22)	0.14	0.31	—	0.45	—	8.15	(33.87)	0.37	0.37	0.37	2.06	341,919	62
Class S2
06-30-13	11.38	0.03	•	0.52	0.55	—	—	—	—	—	11.93	4.83	0.74	0.52	0.52	0.51	40,054	42
12-31-12	10.32	0.15	•	1.21	1.36	0.30	—	—	0.30	—	11.38	13.33	0.70	0.52	0.52	1.40	43,134	65
12-31-11	10.92	0.24	•	(0.61)	(0.37)	0.23	—	—	0.23	—	10.32	(3.23)	0.62	0.52	0.52	2.25	32,053	71
12-31-10	9.80	0.26	•	1.04	1.30	0.18	—	—	0.18	—	10.92	13.59	0.62	0.52	0.52	2.59	20,678	56
05-28-09(5)–12-31-09	8.44	0.16	•	1.52	1.68	0.31	0.01	—	0.32	—	9.80	20.20	0.62	0.52	0.52	2.84	3	51
Class T
06-30-13	11.68	0.01		0.54	0.55	—	—	—	—	—	12.23	4.71	0.99	0.82	0.82	0.22	2,877	42
12-31-12	10.49	0.11	•	1.24	1.35	0.16	—	—	0.16	—	11.68	12.95	0.95	0.82	0.82	0.93	2,737	65
12-31-11	11.06	0.19	•	(0.58)	(0.39)	0.18	—	—	0.18	—	10.49	(3.44)	0.87	0.82	0.82	1.71	3,256	71
12-31-10	9.89	0.16		1.14	1.30	0.13	—	—	0.13	—	11.06	13.28	0.87	0.82	0.82	1.65	6,215	56
12-31-09	8.10	0.13		1.89	2.02	0.22	0.01	—	0.23	—	9.89	25.14	0.87	0.82	0.82	1.48	5,399	51
12-31-08	12.72	0.16	•	(4.41)	(4.25)	0.06	0.31	—	0.37	—	8.10	(34.18)	0.87	0.82	0.82	1.45	4,423	62
ING Solution 2030 Portfolio
Class ADV
06-30-13	12.12	0.01		0.74	0.75	—	—	—	—	—	12.87	6.19 (b)	87.37	0.62	0.62	0.13	4	39
12-31-12	11.06	0.11		1.38	1.49	0.10	0.33	—	0.43	—	12.12	13.48	42.34	0.62	0.62	0.96	4	76
10-03-11(5)–12-31-11	10.00	0.07		0.99	1.06	—	—	—	—	—	11.06	10.60	0.62	0.62	0.62	2.82	3	11
Class I
06-30-13	12.17	0.05		0.75	0.80	—	—	—	—	—	12.97	6.57 (b)	86.87	0.12	0.12	0.75	4	39
12-31-12	11.07	0.18		1.37	1.55	0.12	0.33	—	0.45	—	12.17	13.94	41.84	0.12	0.12	1.48	4	76
10-03-11(5)–12-31-11	10.00	0.08		0.99	1.07	—	—	—	—	—	11.07	10.70	0.12	0.12	0.12	3.32	3	11
Class S
06-30-13	12.13	0.02		0.75	0.77	—	—	—	—	—	12.90	6.35 (b)	87.12	0.37	0.37	0.35	4	39
12-31-12	11.06	0.14		1.37	1.51	0.11	0.33	—	0.44	—	12.13	13.62	42.09	0.37	0.37	1.21	4	76
10-03-11(5)–12-31-11	10.00	0.08		0.98	1.06	—	—	—	—	—	11.06	10.60	0.37	0.37	0.37	3.10	3	11
Class S2
06-30-13	12.13	0.02		0.74	0.76	—	—	—	—	—	12.89	6.27 (b)	87.37	0.52	0.52	0.30	4	39
12-31-12	11.06	0.13		1.38	1.51	0.11	0.33	—	0.44	—	12.13	13.60	42.34	0.52	0.52	1.06	4	76
10-03-11(5)–12-31-11	10.00	0.07		0.99	1.06	—	—	—	—	—	11.06	10.60	0.62	0.52	0.52	2.93	3	11

See Accompanying Notes to Financial Statements

32

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions /additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution 2030 Portfolio (continued)
Class T
06-30-13	12.09	(0.00	)*	0.75	0.75	—	—	—	—	—	12.84	6.20 (b)	87.62	0.82	0.82	(0.05)	4	39
12-31-12	11.05	0.09		1.38	1.47	0.10	0.33	—	0.43	—	12.09	13.25	42.59	0.82	0.82	0.74	4	76
10-03-11(5)–12-31-11	10.00	0.07		0.98	1.05	—	—	—	—	—	11.05	10.50	0.87	0.82	0.82	2.61	3	11
ING Solution 2035 Portfolio
Class ADV
06-30-13	11.82	0.01		0.73	0.74	—	—	—	—	—	12.56	6.26	0.74	0.63	0.63	0.04	415,118	38
12-31-12	10.48	0.10	•	1.45	1.55	0.21	—	—	0.21	—	11.82	14.89	0.70	0.62	0.62	0.86	411,758	58
12-31-11	11.19	0.17		(0.73)	(0.56)	0.15	—	—	0.15	—	10.48	(4.90)	0.62	0.62	0.62	1.54	418,753	71
12-31-10	9.90	0.14		1.26	1.40	0.11	—	—	0.11	—	11.19	14.29	0.62	0.62	0.62	1.39	453,363	56
12-31-09	7.94	0.12	•	2.08	2.20	0.23	0.01	—	0.24	—	9.90	28.00	0.62	0.62	0.62	1.35	389,542	46
12-31-08	13.19	0.15	•	(4.91)	(4.76)	0.14	0.35	—	0.49	—	7.94	(37.18)	0.62	0.62	0.62	1.38	252,226	62
Class I
06-30-13	12.05	0.04		0.76	0.80	—	—	—	—	—	12.85	6.64	0.24	0.13	0.13	0.54	175,463	38
12-31-12	10.69	0.16	•	1.47	1.63	0.27	—	—	0.27	—	12.05	15.37	0.20	0.12	0.12	1.39	168,154	58
12-31-11	11.41	0.24	•	(0.76)	(0.52)	0.20	—	—	0.20	—	10.69	(4.42)	0.12	0.12	0.12	2.10	140,503	71
12-31-10	10.09	0.20	•	1.27	1.47	0.15	—	—	0.15	—	11.41	14.77	0.12	0.12	0.12	1.90	115,744	56
12-31-09	8.08	0.16	•	2.13	2.29	0.27	0.01	—	0.28	—	10.09	28.68	0.12	0.12	0.12	1.82	85,142	46
12-31-08	13.38	0.21	•	(4.99)	(4.78)	0.17	0.35	—	0.52	—	8.08	(36.85)	0.12	0.12	0.12	1.96	50,607	62
Class S
06-30-13	11.96	0.02		0.75	0.77	—	—	—	—	—	12.73	6.44	0.49	0.38	0.38	0.29	479,747	38
12-31-12	10.61	0.13	•	1.46	1.59	0.24	—	—	0.24	—	11.96	15.09	0.45	0.37	0.37	1.15	456,581	58
12-31-11	11.32	0.21		(0.74)	(0.53)	0.18	—	—	0.18	—	10.61	(4.61)	0.37	0.37	0.37	1.77	416,250	71
12-31-10	10.01	0.16		1.28	1.44	0.13	—	—	0.13	—	11.32	14.56	0.37	0.37	0.37	1.65	477,985	56
12-31-09	8.02	0.14	•	2.11	2.25	0.25	0.01	—	0.26	—	10.01	28.35	0.37	0.37	0.37	1.59	406,568	46
12-31-08	13.29	0.17	•	(4.94)	(4.77)	0.15	0.35	—	0.50	—	8.02	(37.01)	0.37	0.37	0.37	1.59	269,288	62
Class S2
06-30-13	11.66	0.01	•	0.73	0.74	—	—	—	—	—	12.40	6.35	0.74	0.53	0.53	0.13	34,371	38
12-31-12	10.36	0.12	•	1.42	1.54	0.24	—	—	0.24	—	11.66	14.97	0.70	0.52	0.52	1.07	36,830	58
12-31-11	11.08	0.19	•	(0.73)	(0.54)	0.18	—	—	0.18	—	10.36	(4.79)	0.62	0.52	0.52	1.78	26,630	71
12-31-10	9.83	0.21	•	1.19	1.40	0.15	—	—	0.15	—	11.08	14.44	0.62	0.52	0.52	2.08	18,369	56
05-28-09(5)–12-31-09	8.32	0.13	•	1.66	1.79	0.27	0.01	—	0.28	—	9.83	21.84	0.62	0.52	0.52	2.35	4	46
Class T
06-30-13	12.02	(0.01)		0.76	0.75	—	—	—	—	—	12.77	6.24	0.99	0.83	0.83	(0.16)	2,726	38
12-31-12	10.63	0.07	•	1.47	1.54	0.15	—	—	0.15	—	12.02	14.59	0.95	0.82	0.82	0.61	2,561	58
12-31-11	11.33	0.15	•	(0.73)	(0.58)	0.12	—	—	0.12	—	10.63	(5.06)	0.87	0.82	0.82	1.30	2,927	71
12-31-10	10.02	0.12		1.27	1.39	0.08	—	—	0.08	—	11.33	14.04	0.87	0.82	0.82	1.18	3,998	56
12-31-09	7.98	0.09	•	2.11	2.20	0.15	0.01	—	0.16	—	10.02	27.73	0.87	0.82	0.82	1.10	3,618	46
12-31-08	13.18	0.09	•	(4.89)	(4.80)	0.05	0.35	—	0.40	—	7.98	(37.30)	0.87	0.82	0.82	0.78	2,979	62
ING Solution 2040 Portfolio
Class ADV
06-30-13	12.45	(0.01)		0.92	0.91	—	—	—	—	—	13.36	7.31 (c)	77.77	0.62	0.62	(0.14)	4	36
12-31-12	11.23	0.08		1.57	1.65	0.09	0.34	—	0.43	—	12.45	14.70	44.95	0.62	0.62	0.63	4	64
10-03-11(5)–12-31-11	10.00	0.06		1.17	1.23	—	—	—	—	—	11.23	12.30	0.62	0.62	0.62	2.25	3	10
Class I
06-30-13	12.52	0.02		0.93	0.95	—	—	—	—	—	13.47	7.59 (c)	77.27	0.12	0.12	0.35	4	36
12-31-12	11.24	0.14		1.58	1.72	0.10	0.34	—	0.44	—	12.52	15.34	44.45	0.12	0.12	1.16	4	64
10-03-11(5)–12-31-11	10.00	0.07		1.17	1.24	—	—	—	—	—	11.24	12.40	0.12	0.12	0.12	2.75	3	10

See Accompanying Notes to Financial Statements

33

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions /additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution 2040 Portfolio (continued)
Class S
06-30-13	12.48	0.01		0.92	0.93	—	—	—	—	—	13.41	7.45 (c)	77.52	0.37	0.37	0.09	4	36
12-31-12	11.23	0.11		1.58	1.69	0.10	0.34	—	0.44	—	12.48	15.02	44.70	0.37	0.37	0.92	4	64
10-03-11(5)–12-31-11	10.00	0.07		1.16	1.23	—	—	—	—	—	11.23	12.30	0.37	0.37	0.37	2.57	3	10
Class S2
06-30-13	12.47	(0.00	)*	0.91	0.91	—	—	—	—	—	13.38	7.30 (c)	77.77	0.52	0.52	(0.05)	4	36
12-31-12	11.23	0.09		1.58	1.67	0.09	0.34	—	0.43	—	12.47	14.91	44.95	0.52	0.52	0.73	4	64
10-03-11(5)–12-31-11	10.00	0.06		1.17	1.23	—	—	—	—	—	11.23	12.30	0.62	0.52	0.52	2.36	3	10
Class T
06-30-13	12.43	(0.02)		0.92	0.90	—	—	—	—	—	13.33	7.24 (c)	78.02	0.82	0.82	(0.34)	4	36
12-31-12	11.22	0.05		1.58	1.63	0.08	0.34	—	0.42	—	12.43	14.56	45.20	0.82	0.82	0.43	4	64
10-03-11(5)–12-31-11	10.00	0.05		1.17	1.22	—	—	—	—	—	11.22	12.20	0.87	0.82	0.82	2.06	3	10
ING Solution 2045 Portfolio
Class ADV
06-30-13	11.98	(0.01)		0.90	0.89	—	—	—	—	—	12.87	7.43	0.74	0.63	0.63	(0.29)	250,883	39
12-31-12	10.56	0.07	•	1.53	1.60	0.18	—	—	0.18	—	11.98	15.23	0.70	0.62	0.62	0.60	239,901	50
12-31-11	11.29	0.14	•	(0.76)	(0.62)	0.11	—	—	0.11	—	10.56	(5.42)	0.62	0.62	0.62	1.28	244,111	77
12-31-10	9.90	0.11		1.35	1.46	0.07	—	—	0.07	—	11.29	14.92	0.62	0.62	0.62	1.04	262,653	40
12-31-09	7.87	0.09	•	2.20	2.29	0.19	0.07	—	0.26	—	9.90	29.50	0.62	0.62	0.62	1.07	229,164	36
12-31-08	13.66	0.12	•	(5.44)	(5.32)	0.11	0.36	—	0.47	—	7.87	(40.02)	0.62	0.62	0.62	1.14	136,526	57
Class I
06-30-13	12.21	0.03		0.91	0.94	—	—	—	—	—	13.15	7.70	0.24	0.13	0.13	0.21	126,444	39
12-31-12	10.76	0.11		1.58	1.69	0.24	—	—	0.24	—	12.21	15.81	0.20	0.12	0.12	1.11	124,166	50
12-31-11	11.51	0.21	•	(0.80)	(0.59)	0.16	—	—	0.16	—	10.76	(5.02)	0.12	0.12	0.12	1.86	109,358	77
12-31-10	10.08	0.16	•	1.38	1.54	0.11	—	—	0.11	—	11.51	15.51	0.12	0.12	0.12	1.59	88,176	40
12-31-09	8.00	0.13	•	2.25	2.38	0.23	0.07	—	0.30	—	10.08	30.16	0.12	0.12	0.12	1.54	61,035	36
12-31-08	13.84	0.19	•	(5.53)	(5.34)	0.14	0.36	—	0.50	—	8.00	(39.70)	0.12	0.12	0.12	1.71	33,161	57
Class S
06-30-13	12.10	(0.00	)*	0.92	0.92	—	—	—	—	—	13.02	7.60	0.49	0.38	0.38	(0.04)	340,902	39
12-31-12	10.67	0.11		1.53	1.64	0.21	—	—	0.21	—	12.10	15.47	0.45	0.37	0.37	0.91	313,757	50
12-31-11	11.40	0.18	•	(0.78)	(0.60)	0.13	—	—	0.13	—	10.67	(5.14)	0.37	0.37	0.37	1.51	277,998	77
12-31-10	10.00	0.13		1.36	1.49	0.09	—	—	0.09	—	11.40	15.12	0.37	0.37	0.37	1.33	319,163	40
12-31-09	7.94	0.11	•	2.23	2.34	0.21	0.07	—	0.28	—	10.00	29.86	0.37	0.37	0.37	1.32	260,130	36
12-31-08	13.75	0.15	•	(5.48)	(5.33)	0.12	0.36	—	0.48	—	7.94	(39.86)	0.37	0.37	0.37	1.32	156,122	57
Class S2
06-30-13	11.89	(0.01	)•	0.90	0.89	—	—	—	—	—	12.78	7.49	0.74	0.53	0.53	(0.19)	22,026	39
12-31-12	10.49	0.09	•	1.51	1.60	0.20	—	—	0.20	—	11.89	15.37	0.70	0.52	0.52	0.76	22,458	50
12-31-11	11.24	0.16	•	(0.77)	(0.61)	0.14	—	—	0.14	—	10.49	(5.38)	0.62	0.52	0.52	1.49	19,318	77
12-31-10	9.89	0.18	•	1.28	1.46	0.11	—	—	0.11	—	11.24	15.00	0.62	0.52	0.52	1.74	14,341	40
05-28-09(5)–12-31-09	8.33	0.11	•	1.75	1.86	0.23	0.07	—	0.30	—	9.89	22.72	0.62	0.52	0.52	1.93	4	36
Class T
06-30-13	12.10	(0.03	)•	0.92	0.89	—	—	—	—	—	12.99	7.36	0.99	0.83	0.83	(0.48)	1,133	39
12-31-12	10.63	0.02	•	1.57	1.59	0.12	—	—	0.12	—	12.10	14.98	0.95	0.82	0.82	0.21	936	50
12-31-11	11.35	0.11	•	(0.75)	(0.64)	0.08	—	—	0.08	—	10.63	(5.63)	0.87	0.82	0.82	0.98	1,367	77
12-31-10	9.95	0.09		1.36	1.45	0.05	—	—	0.05	—	11.35	14.68	0.87	0.82	0.82	0.83	2,329	40
12-31-09	7.88	0.07		2.21	2.28	0.14	0.07	—	0.21	—	9.95	29.26	0.87	0.82	0.82	0.80	2,142	36
12-31-08	13.62	0.10		(5.44)	(5.34)	0.04	0.36	—	0.40	—	7.88	(40.12)	0.87	0.82	0.82	0.73	1,712	57

See Accompanying Notes to Financial Statements

34

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)		Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions /additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution 2050 Portfolio
Class ADV
06-30-13	12.44	(0.02)		0.97	0.95	—	—	—	—	—	13.39	7.64	(d)	73.22	0.62	0.62	(0.27)	4	35
12-31-12	11.23	0.07		1.59	1.66	0.09	0.36	—	0.45	—	12.44	14.78		41.76	0.62	0.62	0.56	4	59
10-03-11(5)–12-31-11	10.00	0.06		1.17	1.23	—	—	—	—	—	11.23	12.30		0.62	0.62	0.62	2.22	3	12
Class I
06-30-13	12.51	0.02		0.97	0.99	—	—	—	—	—	13.50	7.91	(d)	72.72	0.12	0.12	0.23	4	35
12-31-12	11.24	0.13		1.60	1.73	0.10	0.36	—	0.46	—	12.51	15.42		41.26	0.12	0.12	1.09	4	59
10-03-11(5)–12-31-11	10.00	0.07		1.17	1.24	—	—	—	—	—	11.24	12.40		0.12	0.12	0.12	2.73	3	12
Class S
06-30-13	12.46	(0.01)		0.97	0.96	—	—	—	—	—	13.42	7.70	(d)	72.97	0.37	0.37	(0.15)	4	35
12-31-12	11.23	0.10		1.59	1.69	0.10	0.36	—	0.46	—	12.46	15.01		41.51	0.37	0.37	0.84	4	59
10-03-11(5)–12-31-11	10.00	0.06		1.17	1.23	—	—	—	—	—	11.23	12.30		0.37	0.37	0.37	2.32	3	12
Class S2
06-30-13	12.45	(0.01)		0.97	0.96	—	—	—	—	—	13.41	7.71	(d)	73.22	0.52	0.52	(0.17)	4	35
12-31-12	11.23	0.08		1.59	1.67	0.09	0.36	—	0.45	—	12.45	14.90		41.76	0.52	0.52	0.66	4	59
10-03-11(5)–12-31-11	10.00	0.06		1.17	1.23	—	—	—	—	—	11.23	12.30		0.62	0.52	0.52	2.34	3	12
Class T
06-30-13	12.42	(0.02)		0.96	0.94	—	—	—	—	—	13.36	7.57	(d)	73.47	0.82	0.82	(0.36)	4	35
12-31-12	11.22	0.04		1.60	1.64	0.08	0.36	—	0.44	—	12.42	14.65		42.01	0.82	0.82	0.36	4	59
10-03-11(5)–12-31-11	10.00	0.05		1.17	1.22	—	—	—	—	—	11.22	12.20		0.87	0.82	0.82	2.03	3	12
ING Solution 2055 Portfolio
Class ADV
06-30-13	12.05	(0.02	)•	0.91	0.89	—	—	—	—	—	12.94	7.39		0.75	0.63	0.63	(0.28)	27,314	40
12-31-12	10.66	0.09	•	1.52	1.61	0.10	0.12	—	0.22	—	12.05	15.27		0.72	0.62	0.62	0.78	19,927	55
12-31-11	11.34	0.17	•	(0.79)	(0.62)	0.03	0.03	—	0.06	—	10.66	(5.45)		0.62	0.62	0.62	1.58	11,461	81
03-08-10(5)–12-31-10	10.02	0.15	•	1.17	1.32	—	—	—	—	—	11.34	13.17		0.62	0.62	0.62	1.72	3,923	33
Class I
06-30-13	12.17	0.01	•	0.93	0.94	—	—	—	—	—	13.11	7.72		0.25	0.13	0.13	0.22	11,047	40
12-31-12	10.74	0.14	•	1.54	1.68	0.13	0.12	—	0.25	—	12.17	15.80		0.22	0.12	0.12	1.21	8,034	55
12-31-11	11.37	0.24	•	(0.80)	(0.56)	0.04	0.03	—	0.07	—	10.74	(4.91)		0.12	0.12	0.12	2.16	4,746	81
03-08-10(5)–12-31-10	10.02	0.18	•	1.17	1.35	—	—	—	—	—	11.37	13.47		0.12	0.12	0.12	2.11	1,648	33
Class S
06-30-13	12.11	(0.00*)•		0.91	0.91	—	—	—	—	—	13.02	7.51		0.50	0.38	0.38	(0.03)	29,277	40
12-31-12	10.70	0.13	•	1.52	1.65	0.12	0.12	—	0.24	—	12.11	15.53		0.47	0.37	0.37	1.14	22,055	55
12-31-11	11.35	0.20	•	(0.78)	(0.58)	0.04	0.03	—	0.07	—	10.70	(5.13)		0.37	0.37	0.37	1.77	10,061	81
03-08-10(5)–12-31-10	10.02	0.15	•	1.18	1.33	—	—	—	—	—	11.35	13.27		0.37	0.37	0.37	1.80	4,717	33
Class S2
06-30-13	12.07	(0.01	)•	0.91	0.90	—	—	—	—	—	12.97	7.46		0.75	0.53	0.53	(0.18)	1,647	40
12-31-12	10.68	0.10	•	1.52	1.62	0.11	0.12	—	0.23	—	12.07	15.30		0.72	0.52	0.52	0.90	1,294	55
12-31-11	11.34	0.19	•	(0.79)	(0.60)	0.03	0.03	—	0.06	—	10.68	(5.26)		0.62	0.52	0.52	1.73	745	81
03-08-10(5)–12-31-10	10.02	0.15	•	1.17	1.32	—	—	—	—	—	11.34	13.17		0.62	0.52	0.52	1.73	275	33
Class T
06-30-13	12.06	(0.03	)•	0.92	0.89	—	—	—	—	—	12.95	7.38		1.00	0.83	0.83	(0.47)	31	40
12-31-12	10.65	0.06	•	1.52	1.58	0.05	0.12	—	0.17	—	12.06	14.95		0.97	0.82	0.82	0.54	12	55
12-31-11	11.31	0.11		(0.74)	(0.63)	0.00 *	0.03	—	0.03	—	10.65	(5.56)		0.87	0.82	0.82	0.94	7	81
03-08-10(5)–12-31-10	10.02	0.09		1.20	1.29	—	—	—	—	—	11.31	12.87		0.87	0.82	0.82	1.08	6	33

See Accompanying Notes to Financial Statements

35

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
(a)	Excluding a payment by affiliate in the period ended June 30, 2013, Solution 2020 total return would have been 3.81%, 4.05%, 3.90%, 3.90% and 3.74% on Classes ADV, I, S, S2 and T, respectively.
(b)	Excluding a payment by affiliate in the period ended June 30, 2013, Solution 2030 total return would have been 6.02%, 6.41%, 6.18%, 6.10% and 6.04% on Classes ADV, I, S, S2 and T, respectively.
(c)	Excluding a payment by affiliate in the period ended June 30, 2013, Solution 2040 total return would have been 7.15%, 7.35%, 7.21%, 7.14% and 7.00% on Classes ADV, I, S, S2 and T, respectively.
(d)	Excluding a payment by affiliate in the period ended June 30, 2013, Solution 2050 total return would have been 7.64%, 7.75%, 7.70%, 7.71% and 7.57% on Classes ADV, I, S, S2 and T, respectively.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of forty-two active separate investment series. The fifteen series included in this report are: ING Solution Aggressive Portfolio (“Solution Aggressive”), ING Solution Balanced Portfolio (“Solution Balanced”), ING Solution Conservative Portfolio (“Solution Conservative”), ING Solution Income Portfolio (“Solution Income”), ING Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), ING Solution Moderately Conservative Portfolio (“Solution Moderately Conservative”), ING Solution 2015 Portfolio (“Solution 2015”), ING Solution 2020 Portfolio (“Solution 2020”), ING Solution 2025 Portfolio (“Solution 2025”), ING Solution 2030 Portfolio (“Solution 2030”), ING Solution 2035 Portfolio (“Solution 2035”), ING Solution 2040 Portfolio (“Solution 2040”), ING Solution 2045 Portfolio (“Solution 2045”), ING Solution 2050 Portfolio (“Solution 2050”) and ING Solution 2055 Portfolio (“Solution 2055”) (each, a “Portfolio” and collectively, the “Portfolios”). With the exception of Solution Aggressive, Solution Balanced, Solution Conservative, Solution Income, Solution Moderately Aggressive, and Solution Moderately Conservative, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”). When Solution 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”). The Portfolios serve as an investment option in underlying variable insurance products offered by Directed Services LLC.

The Portfolios offer at least four of the following five classes: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”) and Class T. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. LLC serves as the sub-adviser (“IIM” or the “Sub-Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. All investments in Underlying Funds are recorded at their estimated fair value, as described below. The valuations of the Portfolios’ investments in its Underlying Funds are based on the net asset value (“NAV”) of the Underlying Funds each business day.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the six months ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the affiliated funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized on a twelve month period on a straight-line basis starting at the commencement of operations.

G.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios entered into an investment management agreement with the Investment Adviser. The Investment Adviser receives an annual fee for its services provided to each Portfolio based on: 0.10% of average daily nets assets invested in affiliated Underlying Funds and 0.30% of average daily net assets invested in unaffiliated underlying funds and/or other investments. Prior to April 30, 2013, Solution 2020, Solution 2030, Solution 2040, and Solution 2050 paid the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio’s average daily net assets. Prior to May 13, 2013, Solution Balanced paid the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio’s average daily net assets. Prior to May 31, 2013, Solution Conservative, Solution Income, Solution Moderately Aggressive, Solution Moderately Conservative, Solution 2015, Solution 2025, Solution 2035, Solution 2045, and Solution 2055 paid the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio’s average daily net assets.

Effective April 30, 2013, the Investment Adviser entered into a sub-advisory agreement with IIM with respect to Solution Aggressive, Solution 2020, Solution 2030, Solution 2040, and Solution 2050. Effective May 13, 2013, the Investment Adviser entered into a sub-advisory agreement with IIM with respect to Solution Balanced. Effective May 31, 2013, the Investment Adviser entered into a sub-advisory agreement with IIM with respect to Solution Conservative, Solution Income, Solution Moderately Aggressive, Solution Moderately Conservative, Solution 2015, Solution 2025, Solution 2035, Solution 2045, and Solution 2055. Subject to such policies as the Board or the Investment Adviser may determine, IIM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations. Prior to April 30, 2013, May 13, 2013, and May 31, 2013, respectively, the Investment Adviser paid IIM a consulting fee of 0.030% of the first $500 million, 0.025% of the next $500 million, 0.020% of the next $1 billion and 0.010% of amounts over $2 billion based on each Portfolio’s average daily net assets (excluding Solution Aggressive).

Pursuant to the Administrative Services Agreement, IFS acts as an administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each of the Portfolios a fee at an annual rate of 0.10% based on the average daily net assets of each Portfolio.

NOTE 4 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2013, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Solution Aggressive	$45,583	$2,793
Solution Balanced	21,613,066	19,625,889
Solution Conservative	8,834,075	7,240,816
Solution Income	92,986,325	108,263,296
Solution Moderately Aggressive	12,566,454	11,279,813
Solution Moderately Conservative	22,412,037	23,698,575
Solution 2015	306,063,164	351,088,672
Solution 2020	7,251	7,388
Solution 2025	542,307,561	582,675,089
Solution 2030	7,469	7,517
Solution 2035	422,870,539	459,387,346
Solution 2040	7,068	7,182
Solution 2045	286,454,426	300,013,706
Solution 2050	6,889	7,010
Solution 2055	38,488,357	24,571,296

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV, Class S2 and Class T of the respective Portfolios have adopted a plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plans”), whereby IID is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of

39

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES
(continued)

its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Rule 12b-1 Plans, each Portfolio makes payments to IID at an annual rate of 0.25%, 0.25% and 0.50% of each Portfolio’s average daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. Termination or modification of this contractual waiver requires approval by the Board. The Distributor has contractually agreed to waive a portion of this fee equal to 0.05% of each applicable Portfolio’s average daily net assets attributable to the distribution fee paid by Class T shares, so that the actual fee paid is an annual rate of 0.45%. Termination or modification of this contractual waiver requires approval by the Board.

The Company has also adopted a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to IID which shall not exceed an annual rate of 0.25% of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2013, the following indirect, wholly-owned subsidiaries of ING U.S., Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING Investment Management Company LLC	Solution Aggressive	27.71%

ING Life Insurance and	Solution Aggressive	72.20
Annuity Company	Solution Balanced	97.49
	Solution Conservative	94.51
	Solution Income	63.41
	Solution Moderately Aggressive	97.08
	Solution Moderately Conservative	97.00
	Solution 2015	73.43%
	Solution 2025	75.32
	Solution 2035	77.41
	Solution 2045	80.98
	Solution 2055	86.07

ING National Trust	Solution Conservative	5.47
	Solution Income	32.18
	Solution 2015	23.69
	Solution 2025	22.74
	Solution 2035	21.36
	Solution 2045	18.31
	Solution 2055	13.93

ReliaStar Life Insurance	Solution 2020	99.66
Company	Solution 2030	99.66
	Solution 2040	99.66
	Solution 2050	99.66

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Company has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

During the six months ended June 30, 2013, ING Investments LLC voluntarily reimbursed Solution 2020, Solution 2030, Solution 2040, and Solution 2050 $22, $33, $39, and $40, respectively.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2013, the following Portfolio had the below payable included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

	Accrued Expense	Amount
Solution Aggressive	Offering	$16,500

40

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class T
Solution Aggressive	1.39%	0.89%	1.14%	1.29%	N/A
Solution Balanced(2)	1.30%	0.80%	1.05%	1.20%	N/A
Solution Conservative(3)	1.16%	0.66%	0.97%	1.06%	N/A
Solution Income(3)	1.18%	0.68%	0.93%	1.08%	1.38%
Solution Moderately Aggressive(3)	1.38%	0.88%	1.13%	1.28%	N/A
Solution Moderately Conservative(3)	1.24%	0.74%	0.99%	1.14%	N/A
Solution 2015(3)	1.23%	0.73%	0.98%	1.13%	1.43%
Solution 2020(4)	1.26%	0.76%	1.01%	1.16%	1.46%
Solution 2025(3)	1.30%	0.80%	1.05%	1.20%	1.50%
Solution 2030(4)	1.33%	0.83%	1.08%	1.23%	1.53%
Solution 2035(3)	1.37%	0.87%	1.12%	1.27%	1.57%
Solution 2040(4)	1.38%	0.88%	1.13%	1.28%	1.58%
Solution 2045(3)	1.39%	0.89%	1.14%	1.29%	1.59%
Solution 2050(4)	1.39%	0.89%	1.14%	1.29%	1.59%
Solution 2055(3)	1.39%	0.89%	1.14%	1.29%	1.59%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	Prior to May 13, 2013, the operating expense limits were 0.62%, 0.12%, 0.37%, and 0.52% for Class ADV, Class I, Class S, and Class S2, respectively. These operating expense limits applied only at the Portfolio level and did not limit the fees payable by the Underlying Funds in which the Portfolios invest.

(3)	Prior to May 31, 2013, the operating expense limits were 0.62%, 0.12%, 0.37%, 0.52%, and 0.82% for Class ADV, Class I, Class S, Class S2, and Class T, respectively. These operating expense limits applied only at the Portfolio level and did not limit the fees payable by the Underlying Funds in which the Portfolios invest.

(4)	Prior to April 30, 2013, the operating expense limits were 0.62%, 0.12%, 0.37%, 0.52%, and 0.82% for Class ADV, Class I, Class S, Class S2, and Class T, respectively. These operating expense limits applied only at the Portfolio level and did not limit the fees payable by the Underlying Funds in which the Portfolios invest.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement due from manager on the accompanying Statements of Assets and Liabilities.

As of June 30, 2013, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2014	2015	2016	Total
Solution Aggressive	$—	$—	$5,234	$5,234
Solution Balanced	—	5,996	61,544	67,540
Solution Conservative	—	3,122	34,993	38,115
Solution Income	—	39,346	241,595	280,941
Solution Moderately Aggressive	—	4,532	39,985	44,517
Solution Moderately Conservative	—	6,237	63,309	69,546
Solution 2015	—	143,690	847,338	991,028
Solution 2020	—	2,409	13,764	16,173
Solution 2025	—	225,078	1,464,376	1,689,454
Solution 2030	—	2,409	13,358	15,767
Solution 2035	—	196,223	1,233,593	1,429,816
Solution 2040	—	2,409	13,352	15,761
Solution 2045	—	127,553	816,731	944,284
Solution 2050	—	2,409	12,318	14,727
Solution 2055	—	6,570	71,115	77,685

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the investment management agreement has been terminated.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement/affiliate	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Solution Aggressive
Class ADV
5/1/2013(1)-6/30/2013	3,398	—	—	3,398	33,189	—	—	—	33,189
Class I
5/1/2013(1)-6/30/2013	301	—	—	301	3,010	—	—	—	3,010
Class S
5/1/2013(1)-6/30/2013	378	—	(21)	357	3,792	—	—	(207)	3,585

41

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement/affiliate	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Solution Aggressive (continued)
Class S2
5/1/2013(1)-6/30/2013	301	—	—	301	3,010	—	—	—	3,010
Solution Balanced
Class ADV
6/30/2013	238,001	—	(121,949)	116,052	2,455,398	—	—	(1,249,125)	1,206,273
12/31/2012	966,362	43,132	(361,668)	647,826	9,168,017	—	409,320	(3,440,079)	6,137,258
Class I
6/30/2013	—	—	—	—	—	—	—	—	—
12/31/2012	—	—	—	—	—	—	—	—	—
Class S
6/30/2013	171,460	—	(100,435)	71,025	1,783,873	—	—	(1,042,509)	741,364
12/31/2012	702,291	33,092	(240,515)	494,868	6,810,808	—	317,023	(2,294,910)	4,832,921
Class S2
6/30/2013	6,288	—	(14,657)	(8,369)	64,938	—	—	(153,175)	(88,237)
12/31/2012	62,914	1,536	(7,871)	56,579	589,969	—	14,654	(76,136)	528,487
Solution Conservative
Class ADV
6/30/2013	148,851	—	(62,192)	86,659	1,704,815	—	—	(706,587)	998,228
12/31/2012	330,245	19,164	(112,598)	236,811	3,626,917	—	209,460	(1,236,024)	2,600,353
Class I
6/30/2013	—	—	—	—	—	—	—	—	—
12/31/2012	—	—	—	—	—	—	—	—	—
Class S
6/30/2013	77,338	—	(38,636)	38,702	885,276	—	—	(444,267)	441,009
12/31/2012	232,083	11,529	(55,176)	188,436	2,570,705	—	126,586	(610,322)	2,086,969
Class S2
6/30/2013	3,178	—	(408)	2,770	36,371	—	—	(4,687)	31,684
12/31/2012	26,583	709	(12,374)	14,918	292,821	—	7,766	(136,464)	164,123
Solution Income
Class ADV
6/30/2013	681,793	—	(1,814,880)	(1,133,087)	7,581,053	—	—	(20,287,141)	(12,706,088)
12/31/2012	1,670,433	465,735	(2,365,076)	(228,908)	18,112,555	—	4,960,074	(25,694,129)	(2,621,500)
Class I
6/30/2013	266,824	—	(492,804)	(225,980)	3,035,589	—	—	(5,622,752)	(2,587,163)
12/31/2012	1,110,318	113,124	(1,090,875)	132,567	12,282,871	—	1,228,527	(12,003,042)	1,508,356
Class S
6/30/2013	364,621	—	(433,121)	(68,500)	4,124,809	—	—	(4,882,315)	(757,506)
12/31/2012	596,573	316,260	(2,351,529)	(1,438,696)	6,537,486	—	3,409,285	(25,901,786)	(15,955,015)
Class S2
6/30/2013	112,817	—	(115,231)	(2,414)	1,233,853	—	—	(1,273,530)	(39,677)
12/31/2012	219,165	23,449	(152,001)	90,613	2,354,786	—	247,385	(1,635,698)	966,473
Class T
6/30/2013	912	—	(6,631)	(5,719)	10,540	—	—	(76,537)	(65,997)
12/31/2012	8,169	557	(5,472)	3,254	90,514	—	6,157	(61,266)	35,405
Solution Moderately Aggressive
Class ADV
6/30/2013	166,297	—	(73,829)	92,468	2,023,940	—	—	(916,081)	1,107,859
12/31/2012	425,057	19,427	(201,719)	242,765	4,731,420	—	215,644	(2,290,387)	2,656,677
Class I
6/30/2013	—	—	—	—	—	—	—	—	—
12/31/2012	—	—	—	—	—	—	—	—	—
Class S
6/30/2013	122,202	—	(108,378)	13,824	1,497,810	—	—	(1,340,597)	157,213
12/31/2012	376,802	12,368	(118,437)	270,733	4,262,238	—	137,910	(1,326,991)	3,073,157
Class S2
6/30/2013	1,715	—	(40)	1,675	21,141	—	—	(494)	20,647
12/31/2012	6,199	72	(2,640)	3,631	69,514	—	806	(29,225)	41,095

42

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement/affiliate	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Solution Moderately Conservative
Class ADV
6/30/2013	169,146	—	(267,187)	(98,041)	1,810,809	—	—	(2,855,276)	(1,044,467)
12/31/2012	1,045,062	49,323	(384,222)	710,163	10,459,780	—	498,655	(3,848,581)	7,109,854
Class I
6/30/2013	—	—	—	—	—	—	—	—	—
12/31/2012	—	—	—	—	—	—	—	—	—
Class S
6/30/2013	209,459	—	(231,445)	(21,986)	2,282,650	—	—	(2,510,328)	(227,678)
12/31/2012	830,920	48,014	(311,927)	567,007	8,621,260	—	493,584	(3,247,042)	5,867,802
Class S2
6/30/2013	5,203	—	(15,201)	(9,998)	56,417	—	—	(166,228)	(109,811)
12/31/2012	49,743	1,192	(1,815)	49,120	509,688	—	12,194	(18,502)	503,380
Solution 2015
Class ADV
6/30/2013	1,380,037	—	(2,508,891)	(1,128,854)	15,954,204	—	—	(28,886,969)	(12,932,765)
12/31/2012	2,464,342	1,105,305	(6,860,389)	(3,290,742)	27,286,263	—	12,047,820	(75,713,861)	(36,379,778)
Class I
6/30/2013	744,513	—	(1,855,333)	(1,110,820)	8,775,359	—	—	(21,965,929)	(13,190,570)
12/31/2012	4,355,419	398,438	(3,228,863)	1,524,994	49,258,744	—	4,418,680	(36,334,682)	17,342,742
Class S
6/30/2013	1,006,314	—	(2,460,476)	(1,454,162)	11,760,460	—	—	(28,628,334)	(16,867,874)
12/31/2012	1,981,282	1,195,075	(6,569,414)	(3,393,057)	22,133,385	—	13,169,730	(73,575,310)	(38,272,195)
Class S2
6/30/2013	240,839	—	(589,443)	(348,604)	2,729,591	—	—	(6,737,405)	(4,007,814)
12/31/2012	955,762	88,831	(834,527)	210,066	10,475,749	—	955,820	(9,112,794)	2,318,775
Class T
6/30/2013	14,425	—	(6,917)	7,508	169,800	—	—	(79,266)	90,534
12/31/2012	29,052	6,963	(35,319)	696	325,520	—	76,874	(395,003)	7,391
Solution 2020
Class ADV
6/30/2013	—	—	—	—	—	4	—	—	4
12/31/2012	—	—*	—	—	—	—	—*	—	—
Class I
6/30/2013	—	—	—	—	—	4	—	—	4
12/31/2012	—	—*	—	—	—	—	1	—	1
Class S
6/30/2013	—	—	—	—	—	5	—	—	5
12/31/2012	—	—*	—	—	—	—	—*	—	—
Class S2
6/30/2013	—	—	—	—	—	4	—	—	4
12/31/2012	—	—*	—	—	—	—	—*	—	—
Class T
6/30/2013	—	—	—	—	—	5	—	—	5
12/31/2012	—	—*	—	—	—	—	—*	—	—
Solution 2025
Class ADV
6/30/2013	1,942,964	—	(3,640,967)	(1,698,003)	23,361,478	—	—	(43,837,094)	(20,475,616)
12/31/2012	4,157,387	1,121,581	(9,748,030)	(4,469,062)	46,353,226	—	12,404,684	(108,715,233)	(49,957,323)
Class I
6/30/2013	1,619,736	—	(2,300,693)	(680,957)	19,903,095	—	—	(28,438,459)	(8,535,364)
12/31/2012	6,997,097	503,989	(5,541,984)	1,959,102	80,010,343	—	5,679,952	(62,884,740)	22,805,555
Class S
6/30/2013	1,787,224	—	(2,532,316)	(745,092)	21,809,283	—	—	(30,647,776)	(8,838,493)
12/31/2012	3,845,464	1,213,077	(8,828,376)	(3,769,835)	43,269,205	—	13,562,201	(99,849,737)	(43,018,331)
Class S2
6/30/2013	328,388	—	(761,487)	(433,099)	3,887,401	—	—	(9,115,587)	(5,228,186)
12/31/2012	1,811,007	91,163	(1,217,387)	684,783	20,090,234	—	998,233	(13,249,813)	7,838,654
Class T
6/30/2013	25,946	—	(24,944)	1,002	320,251	—	—	(299,816)	20,435
12/31/2012	34,059	3,390	(113,592)	(76,143)	385,859	—	38,170	(1,260,594)	(836,565)

43

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement/affiliate	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Solution 2030
Class ADV
6/30/2013	—	—	—	—	—	7	—	—	7
12/31/2012	—	—*	—	—	—	—	—*	—	—
Class I
6/30/2013	—	—	—	—	—	7	—	—	7
12/31/2012	—	—*	—	—	—	—	1	—	1
Class S
6/30/2013	—	—	—	—	—	7	—	—	7
12/31/2012	—	—*	—	—	—	—	1	—	1
Class S2
6/30/2013	—	—	—	—	—	6	—	—	6
12/31/2012	—	—*	—	—	—	—	—*	—	—
Class T
6/30/2013	—	—	—	—	—	6	—	—	6
12/31/2012	—	—*	—	—	—	—	—*	—	—
Solution 2035
Class ADV
6/30/2013	1,306,687	—	(3,102,864)	(1,796,177)	16,319,033	—	—	(38,821,958)	(22,502,925)
12/31/2012	3,334,285	696,913	(9,139,858)	(5,108,660)	37,930,244	—	7,882,082	(104,004,385)	(58,192,059)
Class I
6/30/2013	1,660,584	—	(1,950,277)	(289,693)	21,138,625	—	—	(24,786,838)	(3,648,213)
12/31/2012	6,189,202	358,042	(5,742,703)	804,541	72,242,527	—	4,121,061	(66,391,679)	9,971,909
Class S
6/30/2013	1,574,018	—	(2,060,332)	(486,314)	19,947,165	—	—	(25,936,993)	(5,989,828)
12/31/2012	4,316,317	804,114	(6,192,267)	(1,071,836)	49,674,627	—	9,199,067	(71,543,326)	(12,669,632)
Class S2
6/30/2013	234,204	—	(621,112)	(386,908)	2,859,718	—	—	(7,701,585)	(4,841,867)
12/31/2012	1,364,124	62,011	(837,829)	588,306	15,307,861	—	692,046	(9,219,539)	6,780,368
Class T
6/30/2013	20,175	—	(19,651)	524	258,989	—	—	(246,649)	12,340
12/31/2012	31,292	2,935	(96,533)	(62,306)	361,159	—	33,809	(1,095,031)	(700,063)
Solution 2040
Class ADV
6/30/2013	—	—	—	—	—	7	—	—	7
12/31/2012	—	—*	—	—	—	—	1	—	1
Class I
6/30/2013	—	—	—	—	—	8	—	—	8
12/31/2012	—	—*	—	—	—	—	—*	—	—
Class S
6/30/2013	—	—	—	—	—	8	—	—	8
12/31/2012	—	—*	—	—	—	—	—*	—	—
Class S2
6/30/2013	—	—	—	—	—	8	—	—	8
12/31/2012	—	—*	—	—	—	—	—*	—	—
Class T
6/30/2013	—	—	—	—	—	8	—	—	8
12/31/2012	—	—*	—	—	—	—	1	—	1
Solution 2045
Class ADV
6/30/2013	1,053,371	—	(1,584,882)	(531,511)	13,422,775	—	—	(20,277,771)	(6,854,996)
12/31/2012	2,386,050	343,666	(5,817,276)	(3,087,560)	27,412,823	—	3,931,541	(67,020,993)	(35,676,629)
Class I
6/30/2013	1,383,059	—	(1,936,778)	(553,719)	17,970,050	—	—	(24,906,483)	(6,936,433)
12/31/2012	5,134,844	242,000	(5,368,740)	8,104	60,469,049	—	2,816,877	(62,758,564)	527,362
Class S
6/30/2013	1,486,756	—	(1,224,159)	262,597	19,191,532	—	—	(15,614,261)	3,577,271
12/31/2012	4,081,251	461,577	(4,674,476)	(131,648)	47,456,346	—	5,326,597	(54,513,855)	(1,730,912)

44

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement/affiliate	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Solution 2045 (continued)
Class S2
6/30/2013	151,167	—	(316,536)	(165,369)	1,906,421	—	—	(4,019,117)	(2,112,696)
12/31/2012	715,952	30,769	(698,522)	48,199	8,150,869	—	349,229	(7,690,051)	810,047
Class T
6/30/2013	13,910	—	(4,040)	9,870	181,137	—	—	(51,525)	129,612
12/31/2012	19,644	1,226	(72,015)	(51,145)	227,076	—	14,182	(838,979)	(597,721)
Solution 2050
Class ADV
6/30/2013	—	—	—	—	—	8	—	—	8
12/31/2012	—	—*	—	—	—	—	—*	—	—
Class I
6/30/2013	—	—	—	—	—	8	—	—	8
12/31/2012	—	—*	—	—	—	—	—*	—	—
Class S
6/30/2013	—	—	—	—	—	8	—	—	8
12/31/2012	—	—*	—	—	—	—	—*	—	—
Class S2
6/30/2013	—	—	—	—	—	8	—	—	8
12/31/2012	—	—*	—	—	—	—	1	—	1
Class T
6/30/2013	—	—	—	—	—	8	—	—	8
12/31/2012	—	—*	—	—	—	—	1	—	1
Solution 2055
Class ADV
6/30/2013	591,075	—	(134,836)	456,239	7,544,346	—	—	(1,747,307)	5,797,039
12/31/2012	913,499	31,012	(365,458)	579,053	10,605,444	—	356,943	(4,260,645)	6,701,742
Class I
6/30/2013	325,655	—	(143,041)	182,614	4,234,382	—	—	(1,817,178)	2,417,204
12/31/2012	718,288	14,603	(514,788)	218,103	8,460,850	—	169,394	(5,978,626)	2,651,618
Class S
6/30/2013	593,472	—	(167,104)	426,368	7,672,297	—	—	(2,107,535)	5,564,762
12/31/2012	1,079,888	29,451	(227,931)	881,408	12,590,200	—	340,162	(2,655,313)	10,275,049
Class S2
6/30/2013	67,289	—	(47,518)	19,771	860,421	—	—	(622,694)	237,727
12/31/2012	80,121	1,923	(44,634)	37,410	924,025	—	22,155	(518,154)	428,026
Class T
6/30/2013	1,470	—	(35)	1,435	18,964	—	—	(450)	18,514
12/31/2012	986	7	(680)	313	11,570	—	83	(7,872)	3,781

*	Amount is less than 0.500 share or $0.50.

(1)	Commencement of operations.

NOTE 10 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. Prior to May 24, 2013, the funds to which the Credit Agreement is available were each a party to an unsecured committed revolving line of credit for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2013.

45

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2013. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2012 was as follows:

	Ordinary Income	Long-term Capital Gains
Solution Balanced	$609,549	$131,467
Solution Conservative	343,905	—
Solution Income	9,851,429	—
Solution Moderately Aggressive	299,865	54,556
Solution Moderately Conservative	803,979	200,481
Solution 2015	30,668,924	—
Solution 2020	284	210
Solution 2025	32,683,240	—
Solution 2030	443	208
Solution 2035	21,928,065	—
Solution 2040	446	205
Solution 2045	12,438,425	—
Solution 2050	475	205
Solution 2055	636,313	252,475

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Solution Balanced	$1,423,696	$667,682	$1,051,675	$—	—
Solution Conservative	507,388	89,375	130,395	—	—
Solution Income	6,383,103	—	2,383,355	(11,897,748)	2017
Solution Moderately Aggressive	699,726	489,422	639,818	—	—
Solution Moderately Conservative	1,901,281	479,711	763,569	—	—
Solution 2015	21,939,157	—	12,951,755	(35,071,071)	2017
				(4,233,809)	2018
				$(39,304,880)
Solution 2020	1,516	123	1,093	—	—
Solution 2025	27,486,300	—	48,331,440	(17,860,480)	2017
				(26,382,916)	2018
				$(44,243,396)
Solution 2030	1,445	171	1,598	—	—
Solution 2035	20,020,775	—	48,136,746	(12,874,985)	2018
Solution 2040	1,442	214	2,075	—	—
Solution 2045	11,689,926	—	46,821,402	(4,597,176)	2018
Solution 2050	1,403	217	2,090	—	—
Solution 2055	1,183,411	816,248	1,695,960	—	—

46

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to as Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

NOTE 13 — RESTRUCTURING PLAN

The Investment Adviser, Sub-Adviser, Administrator and Distributor are indirect, wholly-owned subsidiaries of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. (“ING Groep”), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the

47

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 13 — RESTRUCTURING PLAN (continued)

Board approved new advisory and sub-advisory agreements for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of Solution 2020, Solution 2030, Solution 2040 and Solution 2050 approved new advisory and sub-advisory agreements on April 22, 2013, the initial shareholder of Solution Aggressive approved a new advisory and sub-advisory agreement on April 29, 2013, shareholders of Solution Balanced approved a new advisory and sub-advisory agreement on May 13, 2013 and shareholders of Solution 2015, Solution 2025, Solution 2035, Solution 2045, Solution 2055, Solution Aggressive Growth, Solution Conservative, Solution Income and Solution Moderate approved new advisory and sub-advisory agreements on May 31, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s and affiliated entities’ loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

Shareholder Proxy Proposals

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the “Nominees”) for election as Directors of the Company. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on May 13, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board, another board in the ING Funds complex, and the Investment Adviser to the Portfolios to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 14 — SUBSEQUENT EVENTS

On July 22, 2013, the Portfolios and the Investment Adviser received exemptive relief from the SEC which permits the Investment Adviser, with the approval of the Portfolios’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Adviser or of another company that, indirectly or directly wholly owns the Investment Adviser. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

48

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS (continued)

Dividends: Subsequent to June 30, 2013, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Balanced
Class ADV	$0.2027	$0.0981	$0.1456	August 7, 2013	August 5, 2013
Class I	$0.2450	$0.0981	$0.1456	August 7, 2013	August 5, 2013
Class S	$0.2245	$0.0981	$0.1456	August 7, 2013	August 5, 2013
Class S2	$0.2142	$0.0981	$0.1456	August 7, 2013	August 5, 2013

Solution Conservative
Class ADV	$0.2894	$0.0448	$0.0604	August 7, 2013	August 5, 2013
Class I	$0.3337	$0.0448	$0.0604	August 7, 2013	August 5, 2013
Class S	$0.3129	$0.0448	$0.0604	August 7, 2013	August 5, 2013
Class S2	$0.3011	$0.0448	$0.0604	August 7, 2013	August 5, 2013

Solution Income
Class ADV	$0.3465	$—	$—	August 7, 2013	August 5, 2013
Class I	$0.4083	$—	$—	August 7, 2013	August 5, 2013
Class S	$0.3769	$—	$—	August 7, 2013	August 5, 2013
Class S2	$0.3670	$—	$—	August 7, 2013	August 5, 2013
Class T	$0.3486	$—	$—	August 7, 2013	August 5, 2013

Solution Moderately Aggressive
Class ADV	$0.2077	$0.1164	$0.2342	August 7, 2013	August 5, 2013
Class I	$0.2585	$0.1164	$0.2342	August 7, 2013	August 5, 2013
Class S	$0.2350	$0.1164	$0.2342	August 7, 2013	August 5, 2013
Class S2	$0.2330	$0.1164	$0.2342	August 7, 2013	August 5, 2013

Solution Moderately Conservative
Class ADV	$0.2694	$0.1766	$0.1156	August 7, 2013	August 5, 2013
Class I	$0.3175	$0.1766	$0.1156	August 7, 2013	August 5, 2013
Class S	$0.2935	$0.1766	$0.1156	August 7, 2013	August 5, 2013
Class S2	$0.2899	$0.1766	$0.1156	August 7, 2013	August 5, 2013

Solution 2015
Class ADV	$0.3463	$—	$—	August 7, 2013	August 5, 2013
Class I	$0.4096	$—	$—	August 7, 2013	August 5, 2013
Class S	$0.3768	$—	$—	August 7, 2013	August 5, 2013
Class S2	$0.3601	$—	$—	August 7, 2013	August 5, 2013
Class T	$0.3225	$—	$—	August 7, 2013	August 5, 2013

Solution 2020
Class ADV	$0.2936	$0.7162	$0.0824	August 7, 2013	August 5, 2013
Class I	$0.3419	$0.7162	$0.0824	August 7, 2013	August 5, 2013
Class S	$0.2485	$0.7162	$0.0824	August 7, 2013	August 5, 2013
Class S2	$0.3058	$0.7162	$0.0824	August 7, 2013	August 5, 2013
Class T	$0.2686	$0.7162	$0.0824	August 7, 2013	August 5, 2013

Solution 2025
Class ADV	$0.2467	$—	$—	August 7, 2013	August 5, 2013
Class I	$0.3100	$—	$—	August 7, 2013	August 5, 2013
Class S	$0.2796	$—	$—	August 7, 2013	August 5, 2013
Class S2	$0.2632	$—	$—	August 7, 2013	August 5, 2013
Class T	$0.2159	$—	$—	August 7, 2013	August 5, 2013

Solution 2030
Class ADV	$0.2374	$0.7255	$0.1143	August 7, 2013	August 5, 2013
Class I	$0.2893	$0.7255	$0.1143	August 7, 2013	August 5, 2013
Class S	$0.1938	$0.7255	$0.1143	August 7, 2013	August 5, 2013
Class S2	$0.2493	$0.7255	$0.1143	August 7, 2013	August 5, 2013
Class T	$0.2095	$0.7255	$0.1143	August 7, 2013	August 5, 2013

49

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2035
Class ADV	$0.2084	$—	$—	August 7, 2013	August 5, 2013
Class I	$0.2755	$—	$—	August 7, 2013	August 5, 2013
Class S	$0.2451	$—	$—	August 7, 2013	August 5, 2013
Class S2	$0.2244	$—	$—	August 7, 2013	August 5, 2013
Class T	$0.1729	$—	$—	August 7, 2013	August 5, 2013

Solution 2040
Class ADV	$0.2052	$0.7514	$0.1422	August 7, 2013	August 5, 2013
Class I	$0.2673	$0.7514	$0.1422	August 7, 2013	August 5, 2013
Class S	$0.1667	$0.7514	$0.1422	August 7, 2013	August 5, 2013
Class S2	$0.2170	$0.7514	$0.1422	August 7, 2013	August 5, 2013
Class T	$0.1836	$0.7514	$0.1422	August 7, 2013	August 5, 2013

Solution 2045
Class ADV	$0.1813	$—	$—	August 7, 2013	August 5, 2013
Class I	$0.2479	$—	$—	August 7, 2013	August 5, 2013
Class S	$0.2189	$—	$—	August 7, 2013	August 5, 2013
Class S2	$0.1899	$—	$—	August 7, 2013	August 5, 2013
Class T	$0.1330	$—	$—	August 7, 2013	August 5, 2013

Solution 2050
Class ADV	$0.1940	$0.7355	$0.1442	August 7, 2013	August 5, 2013
Class I	$0.2559	$0.7355	$0.1442	August 7, 2013	August 5, 2013
Class S	$0.1554	$0.7355	$0.1442	August 7, 2013	August 5, 2013
Class S2	$0.2058	$0.7355	$0.1442	August 7, 2013	August 5, 2013
Class T	$0.1722	$0.7355	$0.1442	August 7, 2013	August 5, 2013

Solution 2055
Class ADV	$0.1369	$0.0664	$0.1510	August 7, 2013	August 5, 2013
Class I	$0.1760	$0.0664	$0.1510	August 7, 2013	August 5, 2013
Class S	$0.1587	$0.0664	$0.1510	August 7, 2013	August 5, 2013
Class S2	$0.1414	$0.0664	$0.1510	August 7, 2013	August 5, 2013
Class T	$0.1457	$0.0664	$0.1510	August 7, 2013	August 5, 2013

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

50

ING SOLUTION AGGRESSIVE
PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
30	ING Clarion Real Estate Portfolio — Class I	$869	2.0
252	ING Emerging Markets Equity Fund — Class I	2,649	6.1
64	ING Growth and Income Portfolio — Class I	1,742	4.0
398	ING International Core Fund — Class I	3,927	9.0
417	ING International Growth Fund — Class I	4,356	9.9
46	ING JPMorgan Emerging Markets Equity Portfolio — Class I	886	2.0
214	ING Large Cap Growth Portfolio — Class I	3,489	8.0
205	ING Large Cap Value Fund — Class R6	2,609	6.0
280	ING Mid Cap Value Fund — Class I	3,924	9.0
270	ING MidCap Opportunities Portfolio — Class I	3,924	9.0
299	ING Multi-Manager Large Cap Core Portfolio — Class I	3,903	9.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
85	ING Small Company Portfolio — Class I	$1,744	4.0
261	ING T. Rowe Price Equity Income Portfolio — Class I	3,917	9.0
43	ING T. Rowe Price Growth Equity Portfolio — Class I	3,047	7.0
200	ING U.S. Stock Index Portfolio — Class I	2,610	6.0

	Total Mutual Funds
	(Cost $42,799)	$43,596	100.0
	Liabilities in Excess of Other Assets	(5)	—
	Net Assets	$43,591	100.0

Cost for federal income tax purposes is $42,804.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$792
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$792

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Mutual Funds	$43,596	$—	$—	$43,596
Total Investments, at fair value	$43,596	$—	$—	$43,596

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

51

ING SOLUTION AGGRESSIVE
PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$—	$870	$(11)	$10	$869	$—	$(1)	$—
ING Emerging Markets Equity Fund — Class I	—	2,629	(7)	27	2,649	—	(1)	—
ING Growth and Income Portfolio — Class I	—	1,724	(6)	24	1,742	—	—	—
ING International Core Fund — Class I	—	3,910	(11)	28	3,927	—	—	—
ING International Growth Fund — Class I	—	4,348	(12)	20	4,356	—	—	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	—	985	(113)	14	886	—	(2)	—
ING Large Cap Growth Portfolio — Class I	—	3,447	(17)	59	3,489	—	1	—
ING Large Cap Value Fund — Class I	—	720	(720)	—	—	—	—	—
ING Large Cap Value Fund — Class R6	—	2,565	(18)	62	2,609	—	—	—
ING Mid Cap Value Fund — Class I	—	3,857	(64)	131	3,924	—	3	—
ING MidCap Opportunities Portfolio — Class I	—	3,857	(36)	103	3,924	—	1	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	3,859	(26)	70	3,903	—	1	—
ING Small Company Portfolio — Class I	—	1,714	(24)	54	1,744	—	1	—
ING T. Rowe Price Equity Income Portfolio — Class I	—	3,857	(18)	78	3,917	—	1	—
ING T. Rowe Price Growth Equity Portfolio — Class I	—	3,000	(28)	75	3,047	—	1	—
ING Templeton Foreign Equity Portfolio — Class I	—	2,142	(2,142)	—	—	—	(7)	—
ING U.S. Stock Index Portfolio — Class I	—	2,812	(244)	42	2,610	—	12	—
	$—	$46,296	$(3,497)	$797	$43,596	$—	$10	$—

See Accompanying Notes to Financial Statements

52

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

ING SOLUTION BALANCED PORTFOLIO

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2.0%
10,384		iShares iBoxx $ High Yield Corporate Bond Fund	$943,490	2.0

		Total Exchange-Traded Funds
		(Cost $976,336)	943,490	2.0

MUTUAL FUNDS: 98.0%
		Affiliated Investment Companies: 98.0%
93,379		ING BlackRock Inflation Protected Bond Portfolio — Class I	951,530	2.0
33,024		ING Clarion Real Estate Portfolio — Class I	945,136	2.0
137,135		ING Emerging Markets Equity Fund — Class I	1,439,920	3.0
140,787		ING Floating Rate Fund — Class I	1,431,809	3.0
223,145		ING Global Bond Fund — Class R6	2,378,731	5.0
36,656	@	ING Goldman Sachs Commodity Strategy Portfolio — Class I	188,777	0.4
47,495		ING Growth and Income Portfolio — Class I	1,302,790	2.8
236,457		ING High Yield Bond Fund — Class I	1,915,299	4.0
97,581		ING Intermediate Bond Fund — Class R6	953,367	2.0
192,240		ING International Core Fund — Class I	1,899,334	4.0
181,604		ING International Growth Fund — Class I	1,895,947	4.0
25,187		ING JPMorgan Emerging Markets Equity Portfolio — Class I	481,573	1.0
167,466		ING Large Cap Growth Portfolio — Class I	2,728,020	5.8
92,901		ING Large Cap Value Fund — Class R6	1,182,630	2.5
169,021		ING Mid Cap Value Fund — Class I	2,371,361	5.0
162,885		ING MidCap Opportunities Portfolio — Class I	2,371,606	5.0

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
297,945		ING Multi-Manager Large Cap Core Portfolio — Class I	$3,891,162	8.2
46,027		ING PIMCO High Yield Portfolio — Class I	478,225	1.0
80,220		ING PIMCO Total Return Bond Portfolio — Class I	951,411	2.0
89,692		ING RussellTM Mid Cap Index Portfolio — Class I	1,233,270	2.6
95,745		ING Short Term Bond Fund Class — I	951,706	2.0
46,190		ING Small Company Portfolio — Class I	948,736	2.0
85,821		ING T Rowe Price Capital Appreciation Portfolio — Class I	2,368,662	5.0
110,460		ING T. Rowe Price Equity Income Portfolio — Class I	1,656,893	3.5
28,292		ING T. Rowe Price Growth Equity Portfolio — Class I	2,012,096	4.2
452,675		ING U.S. Bond Index Portfolio — Class I	4,757,617	10.0
217,195		ING U.S. Stock Index Portfolio — Class I	2,838,732	6.0

		Total Mutual Funds
		(Cost $44,954,733)	46,526,340	98.0

		Total Investments in Securities (Cost $45,931,069)	$47,469,830	100.0
		Liabilities in Excess of Other Assets	(23,638)	—
		Net Assets	$47,446,192	100.0

@	Non-income producing security

Cost for federal income tax purposes is $46,179,477.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,387,269
Gross Unrealized Depreciation	(1,096,916)
Net Unrealized Appreciation	$1,290,353

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$943,490	$—	$—	$943,490
Mutual Funds	46,526,340	—	—	46,526,340
Total Investments, at fair value	$47,469,830	$—	$—	$47,469,830

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

53

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION BALANCED PORTFOLIO

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING BlackRock Inflation Protected Bond Portfolio — Class I	$857,302	$199,631	$(36,559)	$(68,844)	$951,530	$—	$(502)	$—
ING Clarion Real Estate Portfolio — Class I	892,839	93,884	(72,815)	31,228	945,136	—	14,488	—
ING Columbia Contrarian Core Portfolio — Class I	767,033	114,695	(847,497)	(34,231)	—	—	121,610	—
ING Emerging Markets Equity Fund — Class I	1,367,631	293,925	(98,783)	(122,853)	1,439,920	—	7,492	—
ING Floating Rate Fund —Class I	1,303,580	221,357	(88,278)	(4,850)	1,431,809	37,728	(329)	—
ING Global Bond Fund — Class I	2,162,299	447,478	(2,608,203)	(1,574)	—	48,284	(1,197)	—
ING Global Bond Fund Class R6	—	2,584,912	(3,740)	(202,441)	2,378,731	—	(273)	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	834,549	142,782	(801,119)	12,565	188,777	—	(83,501)	—
ING Growth and Income Portfolio — Class I	1,622,467	231,536	(632,560)	81,347	1,302,790	14	129,741	—
ING High Yield Bond Fund — Class I	—	2,008,275	(8,376)	(84,600)	1,915,299	12,053	(162)	—
ING Intermediate Bond Fund — Class I	1,191,459	274,264	(1,462,761)	(2,962)	—	13,894	2,812	—
ING Intermediate Bond Fund Class R6	—	990,308	(3,824)	(33,117)	953,367	1,972	(94)	—
ING International Core Fund — Class I	1,773,687	248,394	(152,103)	29,356	1,899,334	—	830	—
ING International Growth Fund — Class I	883,204	1,048,176	(63,219)	27,786	1,895,947	—	3,897	—
ING International Index Portfolio — Class I	443,494	3,455	(433,382)	(13,567)	—	—	32,417	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	902,805	139,753	(514,177)	(46,808)	481,573	—	(3,950)	—
ING Large Cap Growth Portfolio — Class I	2,263,665	445,596	(173,526)	192,285	2,728,020	—	46,921	—
ING Large Cap Value Fund — Class I	1,737,198	98,042	(1,769,446)	(65,794)	—	4,705	122,278	—
ING Large Cap Value Fund — Class R6	—	1,038,915	(12,269)	155,984	1,182,630	—	2,084	—
ING Limited Maturity Bond Portfolio — Class I	534,942	1,213	(535,968)	(187)	—	—	187	—
ING Mid Cap Value Fund — Class I	2,659,077	194,817	(651,971)	169,438	2,371,361	—	181,715	—
ING MidCap Opportunities Portfolio — Class I	2,625,643	194,817	(674,671)	225,817	2,371,606	—	93,235	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	4,034,016	(57,717)	(85,137)	3,891,162	—	(417)	—
ING PIMCO High Yield Portfolio — Class I	2,189,850	302,511	(1,916,269)	(97,867)	478,225	56,776	122,826	—
ING PIMCO Total Return Bond Portfolio — Class I	2,684,812	239,287	(1,894,585)	(78,103)	951,411	—	52,840	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	1,260,948	(11,606)	(16,072)	1,233,270	—	13	—
ING Short Term Bond Fund Class I	324,403	693,213	(60,160)	(5,750)	951,706	5,020	(129)	—
ING Small Company Portfolio — Class I	887,482	152,035	(119,030)	28,249	948,736	4,920	18,678	76,576
ING T Rowe Price Capital Appreciation Portfolio — Class I	2,171,843	176,492	(176,326)	196,653	2,368,662	—	24,907	—

See Accompanying Notes to Financial Statements

54

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION BALANCED PORTFOLIO

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING T. Rowe Price Equity Income Portfolio — Class I	$2,187,723	$134,753	$(779,496)	$113,913	$1,656,893	$—	$147,324	$—
ING T. Rowe Price Growth Equity Portfolio — Class I	1,183,902	814,246	(122,947)	136,895	2,012,096	—	37,089	—
ING Templeton Foreign Equity Portfolio — Class I	899,396	106,405	(901,171)	(104,630)	—	—	116,116	—
ING U.S. Bond Index Portfolio — Class I	2,994,434	3,626,308	(1,691,632)	(171,493)	4,757,617	23,134	(39,765)	59,532
ING U.S. Stock Index Portfolio — Class I	2,383,243	2,568,547	(2,154,234)	41,176	2,838,732	—	406,636	—
	$42,729,962	$25,124,986	$(21,530,420)	$201,812	$46,526,340	$208,500	$1,555,817	$136,108

See Accompanying Notes to Financial Statements

55

ING SOLUTION CONSERVATIVE
PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2.0%
3,632	iShares iBoxx $ High Yield Corporate Bond Fund	$330,004	2.0

	Total Exchange-Traded Funds
	(Cost $341,669)	330,004	2.0

MUTUAL FUNDS: 98.1%
	Affiliated Investment Companies: 98.1%
147,102	ING BlackRock Inflation Protected Bond Portfolio — Class I	1,498,974	9.0
82,147	ING Floating Rate Fund — Class I	835,431	5.0
187,482	ING Global Bond Fund — Class R6	1,998,555	12.0
165,566	ING High Yield Bond Fund — Class I	1,341,081	8.1
102,483	ING Intermediate Bond Fund — Class R6	1,001,263	6.0
33,649	ING International Core Fund — Class I	332,457	2.0
17,843	ING Large Cap Growth Portfolio — Class I	290,659	1.8
19,514	ING Large Cap Value Fund — Class R6	248,412	1.5
41,419	ING Mid Cap Value Fund — Class I	581,114	3.5
39,916	ING MidCap Opportunities Portfolio — Class I	581,175	3.5
75,865	ING Multi-Manager Large Cap Core Portfolio — Class I	990,803	6.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
16,115	ING PIMCO High Yield Portfolio — Class I	$167,436	1.0
84,249	ING PIMCO Total Return Bond Portfolio — Class I	999,192	6.0
12,075	ING RussellTM Mid Cap Index Portfolio — Class I	166,030	1.0
134,073	ING Short Term Bond Fund Class — I	1,332,688	8.0
16,573	ING T. Rowe Price Equity Income Portfolio — Class I	248,592	1.5
2,913	ING T. Rowe Price Growth Equity Portfolio — Class I	207,176	1.2
285,245	ING U.S. Bond Index Portfolio — Class I	2,997,930	18.0
38,018	ING U.S. Stock Index Portfolio — Class I	496,901	3.0

	Total Mutual Funds
	(Cost $16,634,599)	16,315,869	98.1

	Total Investments in Securities (Cost $16,976,268)	$16,645,873	100.1
	Liabilities in Excess of Other Assets	(11,747)	(0.1)
	Net Assets	$16,634,126	100.0

Cost for federal income tax purposes is $17,047,606.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$237,470
Gross Unrealized Depreciation	(639,203)
Net Unrealized Depreciation	$(401,733)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$330,004	$—	$—	$330,004
Mutual Funds	16,315,869	—	—	16,315,869
Total Investments, at fair value	$16,645,873	$—	$—	$16,645,873

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

56

ING SOLUTION CONSERVATIVE
PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING BlackRock Inflation Protected Bond Portfolio — Class I	$1,347,365	$346,924	$(83,672)	$(111,643)	$1,498,974	$—	$(436)	$—
ING Columbia Contrarian Core Portfolio — Class I	153,794	41,258	(189,769)	(5,283)	—	—	23,700	—
ING Floating Rate Fund — Class I	758,765	143,223	(63,933)	(2,624)	835,431	22,391	(420)	—
ING Global Bond Fund — Class I	1,812,666	410,262	(2,210,763)	(12,165)	—	41,170	(2,149)	—
ING Global Bond Fund Class R6	—	2,209,308	(53,625)	(157,128)	1,998,555	—	(5,641)	—
ING Growth and Income Portfolio — Class I	303,423	70,216	(362,141)	(11,498)	—	3	57,595	—
ING High Yield Bond Fund — Class I	—	1,443,831	(44,024)	(58,726)	1,341,081	8,519	(1,663)	—
ING Intermediate Bond Fund — Class I	1,248,398	186,492	(1,429,347)	(5,543)	—	13,936	4,478	—
ING Intermediate Bond Fund Class R6	—	1,059,509	(24,381)	(33,865)	1,001,263	2,090	(389)	—
ING International Core Fund — Class I	309,567	65,998	(48,558)	5,450	332,457	—	21	—
ING International Index Portfolio — Class I	158,019	12,658	(165,883)	(4,794)	—	—	11,697	—
ING Large Cap Growth Portfolio — Class I	150,599	158,384	(34,622)	16,298	290,659	—	4,988	—
ING Large Cap Value Fund — Class I	303,237	36,695	(334,768)	(5,164)	—	710	11,642	—
ING Large Cap Value Fund — Class R6	—	223,950	(6,508)	30,970	248,412	—	1,091	—
ING Limited Maturity Bond Portfolio — Class I	826,106	—	(824,445)	(1,661)	—	—	1,661	—
ING Mid Cap Value Fund — Class I	618,704	88,093	(174,098)	48,415	581,114	—	35,923	—
ING MidCap Opportunities Portfolio — Class I	611,126	88,093	(167,003)	48,959	581,175	—	27,827	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	1,064,357	(50,559)	(22,995)	990,803	—	117	—
ING PIMCO High Yield Portfolio — Class I	1,375,572	251,783	(1,393,564)	(66,355)	167,436	35,697	87,905	—
ING PIMCO Total Return Bond Portfolio — Class I	1,652,008	215,122	(797,126)	(70,812)	999,192	—	42,421	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	177,870	(9,189)	(2,651)	166,030	—	(75)	—
ING Short Term Bond Fund Class — I	374,717	1,068,812	(102,776)	(8,065)	1,332,688	7,161	(302)	—
ING T. Rowe Price Equity Income Portfolio — Class I	458,212	48,677	(253,597)	(4,700)	248,592	—	53,805	—
ING T. Rowe Price Growth Equity Portfolio — Class I	—	218,886	(22,572)	10,862	207,176	—	1,462	—
ING U.S. Bond Index Portfolio — Class I	1,907,035	1,574,799	(363,353)	(120,551)	2,997,930	14,655	(9,750)	31,884
ING U.S. Stock Index Portfolio — Class I	454,480	671,090	(626,783)	(1,886)	496,901	—	105,271	—
	$14,823,793	$11,876,290	$(9,837,059)	$(547,155)	$16,315,869	$146,332	$450,779	$31,884

See Accompanying Notes to Financial Statements

57

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

ING SOLUTION INCOME PORTFOLIO

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.0%
43,499		iShares iBoxx $ High Yield Corporate Bond Fund	$3,952,319	2.0
34,664		iShares MSCI EAFE Index Fund	1,989,020	1.0

		Total Exchange-Traded Funds
		(Cost $6,279,510)	5,941,339	3.0

MUTUAL FUNDS: 97.0%
		Affiliated Investment Companies: 97.0%
1,755,554		ING BlackRock Inflation Protected Bond Portfolio — Class I	17,889,095	9.0
137,970		ING Clarion Real Estate Portfolio — Class I	3,948,711	2.0
588,198		ING Floating Rate Fund — Class I	5,981,974	3.0
1,118,724		ING Global Bond Fund — Class R6	11,925,593	6.0
153,081	@	ING Goldman Sachs Commodity Strategy Portfolio — Class I	788,367	0.4
492,705		ING High Yield Bond Fund — Class I	3,990,914	2.0
1,375,921		ING Intermediate Bond Fund — Class R6	13,442,743	6.8
401,577		ING International Core Fund — Class I	3,967,583	2.0
230,964		ING International Index Portfolio — Class I	1,972,431	1.0
395,455		ING Large Cap Growth Portfolio — Class I	6,441,965	3.3
232,878		ING Large Cap Value Fund — Class R6	2,964,539	1.5
353,074		ING Mid Cap Value Fund — Class I	4,953,624	2.5
340,257		ING MidCap Opportunities Portfolio — Class I	4,954,137	2.5

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
1,320,294		ING Multi-Manager Large Cap Core Portfolio — Class I	$17,243,036	8.7
192,293		ING PIMCO High Yield Portfolio — Class I	1,997,921	1.0
1,131,126		ING PIMCO Total Return Bond Portfolio — Class I	13,415,151	6.8
230,613		ING RussellTM Mid Cap Index Portfolio — Class I	3,170,924	1.6
1,600,045		ING Short Term Bond Fund Class — I	15,904,446	8.0
263,707		ING T. Rowe Price Equity Income Portfolio — Class I	3,955,608	2.0
62,576		ING T. Rowe Price Growth Equity Portfolio — Class I	4,450,407	2.2
3,876,986		ING U.S. Bond Index Portfolio — Class I	40,747,121	20.5
642,758		ING U.S. Stock Index Portfolio — Class I	8,400,846	4.2

		Total Mutual Funds
		(Cost $193,688,865)	192,507,136	97.0

		Total Investments in Securities (Cost $199,968,375)	$198,448,475	100.0
		Liabilities in Excess of Other Assets	(55,405)	—
		Net Assets	$198,393,070	100.0

@	Non-income producing security

Cost for federal income tax purposes is $201,406,366.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$4,367,735
Gross Unrealized Depreciation	(7,325,626)
Net Unrealized Depreciation	$(2,957,891)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,941,339	$—	$—	$5,941,339
Mutual Funds	192,507,136	—	—	192,507,136
Total Investments, at fair value	$198,448,475	$—	$—	$198,448,475

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

58

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION INCOME PORTFOLIO

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING BlackRock Inflation Protected Bond Portfolio — Class I	$18,913,380	$2,514,470	$(2,070,866)	$(1,467,889)	$17,889,095	$—	$115,575	$—
ING Clarion Real Estate Portfolio — Class I	4,375,033	270,292	(873,206)	176,592	3,948,711	—	61,182	—
ING Columbia Contrarian Core Portfolio — Class I	3,233,962	63,689	(3,126,622)	(171,029)	—	—	512,515	—
ING Floating Rate Fund — Class I	6,391,306	455,528	(829,543)	(35,317)	5,981,974	172,770	19,607	—
ING Global Bond Fund — Class I	12,722,152	1,421,546	(14,206,685)	62,987	—	266,700	(2,617)	—
ING Global Bond Fund Class R6	—	13,248,898	(194,293)	(1,129,012)	11,925,593	—	(19,473)	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	4,092,676	404,631	(4,001,549)	292,609	788,367	—	(612,381)	—
ING Growth and Income Portfolio — Class I	6,391,773	157,708	(6,063,549)	(485,932)	—	47	1,319,106	—
ING High Yield Bond Fund — Class I	—	4,482,294	(318,442)	(172,938)	3,990,914	25,269	(4,764)	—
ING Intermediate Bond Fund — Class I	19,649,291	1,167,312	(20,686,300)	(130,303)	—	205,537	78,698	—
ING Intermediate Bond Fund Class R6	—	14,056,013	(197,950)	(415,320)	13,442,743	27,856	(1,276)	—
ING International Core Fund — Class I	4,346,524	385,885	(808,702)	43,876	3,967,583	—	46,254	—
ING International Index Portfolio — Class I	2,179,769	361,861	(557,741)	(11,458)	1,972,431	49,820	42,609	—
ING Large Cap Growth Portfolio — Class I	5,284,469	1,886,571	(1,019,520)	290,445	6,441,965	—	309,806	—
ING Large Cap Value Fund — Class I	8,514,708	193,045	(8,595,472)	(112,281)	—	16,822	585,796	—
ING Large Cap Value Fund — Class R6	—	2,621,014	(53,663)	397,188	2,964,539	—	9,260	—
ING Limited Maturity Bond Portfolio — Class I	11,644,516	—	(11,621,840)	(22,676)	—	—	22,676	—
ING Mid Cap Value Fund — Class I	6,515,438	211,667	(1,933,222)	159,741	4,953,624	—	674,158	—
ING MidCap Opportunities Portfolio — Class I	6,434,398	211,667	(2,264,297)	572,369	4,954,137	—	189,800	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	18,452,005	(837,287)	(371,682)	17,243,036	—	9,026	—
ING PIMCO High Yield Portfolio — Class I	6,416,820	609,931	(4,742,886)	(285,944)	1,997,921	162,156	324,442	—
ING PIMCO Total Return Bond Portfolio — Class I	26,354,288	1,487,292	(13,594,606)	(831,823)	13,415,151	—	474,861	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	3,352,352	(145,636)	(35,792)	3,170,924	—	11	—
ING Short Term Bond Fund Class — I	5,210,904	13,057,834	(2,268,347)	(95,945)	15,904,446	90,546	(1,826)	—
ING T. Rowe Price Equity Income Portfolio — Class I	7,505,686	207,773	(3,588,519)	(169,332)	3,955,608	—	1,038,918	—
ING T. Rowe Price Growth Equity Portfolio — Class I	2,110,781	2,773,214	(748,035)	314,447	4,450,407	—	72,666	—
ING U.S. Bond Index Portfolio — Class I	29,920,681	24,014,078	(11,612,713)	(1,574,925)	40,747,121	215,826	(253,000)	482,740
ING U.S. Stock Index Portfolio — Class I	9,556,134	7,696,679	(8,459,287)	(392,680)	8,400,846	—	2,088,453	—
	$207,764,689	$115,765,249	$(125,420,778)	$(5,602,024)	$192,507,136	$1,233,349	$7,100,082	$482,740

See Accompanying Notes to Financial Statements

59

ING SOLUTION MODERATELY
AGGRESSIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2 .0%
5,670		iShares iBoxx $ High Yield Corporate Bond Fund	$515,176	2.0

		Total Exchange-Traded Funds
		(Cost $533,258)	515,176	2.0

MUTUAL FUNDS: 98.0%
		Affiliated Investment Companies: 98.0%
17,925		ING Clarion Real Estate Portfolio — Class I	513,014	2.0
99,262		ING Emerging Markets Equity Fund — Class I	1,042,250	4.1
50,951		ING Floating Rate Fund — Class I	518,170	2.0
48,451		ING Global Bond Fund — Class R6	516,486	2.0
21,194	@	ING Goldman Sachs Commodity Strategy Portfolio — Class I	109,148	0.4
28,124		ING Growth and Income Portfolio — Class I	771,449	3.0
95,902		ING High Yield Bond Fund — Class I	776,808	3.0
182,615		ING International Core Fund — Class I	1,804,234	7.0
197,153		ING International Growth Fund — Class I	2,058,275	8.0
27,350		ING JPMorgan Emerging Markets Equity Portfolio — Class I	522,930	2.0
110,664		ING Large Cap Growth Portfolio — Class I	1,802,719	7.0
70,597		ING Large Cap Value Fund — Class R6	898,701	3.5
128,445		ING Mid Cap Value Fund — Class I	1,802,082	7.0
181,318		ING Multi-Manager Large Cap Core Portfolio — Class I	2,368,018	9.2

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
24,986		ING PIMCO High Yield Portfolio — Class I	$259,603	1.0
56,169		ING RussellTM Mid Cap Index Portfolio — Class I	772,330	3.0
37,608		ING Small Company Portfolio — Class I	772,478	3.0
46,584		ING T Rowe Price Capital Appreciation Portfolio — Class I	1,285,723	5.0
77,088		ING T. Rowe Price Equity Income Portfolio — Class I	1,156,327	4.5
18,067		ING T. Rowe Price Growth Equity Portfolio — Class I	1,284,907	5.0
73,717		ING U.S. Bond Index Portfolio — Class I	774,769	3.0
122,805		ING U.S. Stock Index Portfolio — Class I	1,605,059	6.3
123,782		ING MidCap Opportunities Portfolio — Class I	1,802,270	7.0

		Total Mutual Funds
		(Cost $23,887,397)	25,217,750	98.0

		Total Investments in Securities (Cost $24,420,655)	$25,732,926	100.0
		Assets in Excess of Other Liabilities	6,203	—
		Net Assets	$25,739,129	100.0

@	Non-income producing security

Cost for federal income tax purposes is $24,595,244.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,574,963
Gross Unrealized Depreciation	(437,281)
Net Unrealized Appreciation	$1,137,682

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$515,176	$—	$—	$515,176
Mutual Funds	25,217,750	—	—	25,217,750
Total Investments, at fair value	$25,732,926	$—	$—	$25,732,926

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

60

ING SOLUTION MODERATELY
AGGRESSIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$468,077	$72,291	$(39,514)	$12,160	$513,014	$—	$12,826	$—
ING Columbia Contrarian Core Portfolio — Class I	459,494	92,543	(540,975)	(11,062)	—	—	64,628	—
ING Emerging Markets Equity Fund — Class I	947,536	273,156	(92,256)	(86,186)	1,042,250	—	338	—
ING Floating Rate Fund — Class I	454,920	116,130	(50,275)	(2,605)	518,170	13,758	685	—
ING Global Bond Fund — Class I	452,694	134,314	(582,906)	(4,102)	—	10,554	(379)	—
ING Global Bond Fund Class R6	—	561,219	(4,529)	(40,204)	516,486	—	(345)	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	654,405	163,420	(726,042)	17,365	109,148	—	(71,644)	—
ING Growth and Income Portfolio — Class I	906,063	191,098	(384,057)	58,345	771,449	8	63,988	—
ING High Yield Bond Fund — Class I	—	835,685	(24,183)	(34,694)	776,808	5,054	(581)	—
ING International Core Fund — Class I	1,626,711	314,826	(132,382)	(4,921)	1,804,234	—	33,487	—
ING International Growth Fund — Class I	925,559	1,188,431	(86,824)	31,109	2,058,275	—	3,198	—
ING International Index Portfolio — Class I	232,391	6,929	(232,206)	(7,114)	—	—	17,137	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	700,825	175,227	(278,990)	(74,132)	522,930	—	23,285	—
ING Large Cap Growth Portfolio — Class I	1,466,496	358,425	(139,683)	117,481	1,802,719	—	42,722	—
ING Large Cap Value Fund — Class I	1,023,283	120,879	(1,108,569)	(35,593)	—	3,341	61,694	—
ING Large Cap Value Fund — Class R6	—	801,757	(17,192)	114,136	898,701	—	2,724	—
ING Mid Cap Value Fund — Class I	1,858,439	238,821	(430,602)	135,424	1,802,082	—	121,920	—
ING MidCap Opportunities Portfolio — Class I	1,833,555	235,582	(430,991)	164,124	1,802,270	—	70,141	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	2,510,264	(89,707)	(52,539)	2,368,018	—	(55)	—
ING PIMCO High Yield Portfolio — Class I	918,237	229,905	(847,402)	(41,137)	259,603	25,240	50,278	—
ING PIMCO Total Return Bond Portfolio — Class I	503,974	36,263	(533,596)	(6,641)	—	—	6,351	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	796,984	(15,158)	(9,496)	772,330	—	26	—
ING Small Company Portfolio — Class I	697,742	159,006	(95,304)	11,034	772,478	4,068	26,364	63,315
ING T Rowe Price Capital Appreciation Portfolio — Class I	1,136,924	162,570	(118,364)	104,593	1,285,723	—	16,048	—
ING T. Rowe Price Equity Income Portfolio — Class I	1,489,855	173,695	(573,568)	66,345	1,156,327	—	117,013	—
ING T. Rowe Price Growth Equity Portfolio — Class I	788,366	517,161	(102,725)	82,105	1,284,907	—	33,027	—
ING Templeton Foreign Equity Portfolio — Class I	943,600	164,214	(1,025,078)	(82,736)	—	—	95,258	—
ING U.S. Bond Index Portfolio — Class I	613,487	1,125,436	(937,440)	(26,714)	774,769	3,833	(13,440)	15,093
ING U.S. Stock Index Portfolio — Class I	1,360,960	1,605,512	(1,375,653)	14,240	1,605,059	—	250,931	—
	$22,463,593	$13,361,743	$(11,016,171)	$408,585	$25,217,750	$65,856	$1,027,625	$78,408

See Accompanying Notes to Financial Statements

61

ING SOLUTION MODERATELY
CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2.0%
9,891		iShares iBoxx $ High Yield Corporate Bond Fund	$898,696	2.0

		Total Exchange-Traded Funds
		(Cost $930,058)	898,696	2.0

MUTUAL FUNDS: 97.9%
		Affiliated Investment Companies: 97.9%
222,503		ING BlackRock Inflation Protected Bond Portfolio — Class I	2,267,304	5.0
31,476		ING Clarion Real Estate Portfolio — Class I	900,851	2.0
87,134		ING Emerging Markets Equity Fund — Class I	914,911	2.0
134,187		ING Floating Rate Fund — Class I	1,364,685	3.0
212,684		ING Global Bond Fund — Class R6	2,267,215	5.0
27,675	@	ING Goldman Sachs Commodity Strategy Portfolio — Class I	142,527	0.3
225,435		ING High Yield Bond Fund — Class I	1,826,024	4.0
255,767		ING Intermediate Bond Fund — Class R6	2,498,839	5.5
183,229		ING International Core Fund — Class I	1,810,305	4.0
86,546		ING International Growth Fund — Class I	903,539	2.0
76,338		ING Large Cap Growth Portfolio — Class I	1,243,552	2.8
26,564		ING Large Cap Value Fund — Class R6	338,163	0.8
128,879		ING Mid Cap Value Fund — Class I	1,808,173	4.0
124,200		ING MidCap Opportunities Portfolio — Class I	1,808,359	4.0
275,344		ING Multi-Manager Large Cap Core Portfolio — Class I	3,595,995	8.0

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
43,869		ING PIMCO High Yield Portfolio — Class I	$455,803	1.0
210,263		ING PIMCO Total Return Bond Portfolio — Class I	2,493,725	5.5
98,626		ING RussellTM Mid Cap Index Portfolio — Class I	1,356,111	3.0
228,142		ING Short Term Bond Fund Class — I	2,267,731	5.0
44,025		ING Small Company Portfolio — Class I	904,269	2.0
40,900		ING T Rowe Price Capital Appreciation Portfolio — Class I	1,128,826	2.5
52,642		ING T. Rowe Price Equity Income Portfolio — Class I	789,623	1.8
14,276		ING T. Rowe Price Growth Equity Portfolio — Class I	1,015,308	2.2
776,617		ING U.S. Bond Index Portfolio — Class I	8,162,242	18.0
155,264		ING U.S. Stock Index Portfolio — Class I	2,029,304	4.5

		Total Mutual Funds
		(Cost $44,120,045)	44,293,384	97.9

		Total Investments in Securities (Cost $45,050,103)	$45,192,080	99.9
		Assets in Excess of Other Liabilities	60,505	0.1
		Net Assets	$45,252,585	100.0

@	Non-income producing security

Cost for federal income tax purposes is $45,259,530.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,255,703
Gross Unrealized Depreciation	(1,323,153)
Net Unrealized Depreciation	$(67,450)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$898,696	$—	$—	$898,696
Mutual Funds	44,293,384	—	—	44,293,384
Total Investments, at fair value	$45,192,080	$—	$—	$45,192,080

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

62

ING SOLUTION MODERATELY
CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING BlackRock Inflation Protected Bond Portfolio — Class I	$2,258,727	$410,473	$(230,135)	$(171,761)	$2,267,304	$—	$3,828	$—
ING Clarion Real Estate Portfolio — Class I	940,735	88,556	(137,446)	9,006	900,851	—	39,164	—
ING Columbia Contrarian Core Portfolio — Class I	463,446	106,747	(552,884)	(17,309)	—	—	71,235	—
ING Emerging Markets Equity Fund — Class I	961,449	186,689	(150,303)	(82,924)	914,911	—	10,564	—
ING Floating Rate Fund — Class I	1,373,618	164,202	(169,215)	(3,920)	1,364,685	37,525	(328)	—
ING Global Bond Fund — Class I	2,279,047	352,005	(2,625,970)	(5,082)	—	48,231	(5,695)	—
ING Global Bond Fund Class R6	—	2,473,637	(17,747)	(188,675)	2,267,215	—	(1,919)	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	1,319,616	181,277	(1,390,630)	32,264	142,527	—	(124,829)	—
ING Growth and Income Portfolio — Class I	913,786	143,040	(1,014,818)	(42,008)	—	8	171,598	—
ING High Yield Bond Fund — Class I	—	1,926,993	(20,690)	(80,279)	1,826,024	11,487	(774)	—
ING Intermediate Bond Fund — Class I	3,310,253	321,786	(3,616,820)	(15,219)	—	36,036	11,283	—
ING Intermediate Bond Fund Class R6	—	2,599,371	(17,644)	(82,888)	2,498,839	5,163	(234)	—
ING International Core Fund — Class I	1,869,152	228,419	(279,802)	(7,464)	1,810,305	—	41,714	—
ING International Growth Fund — Class I	465,360	496,636	(64,743)	6,286	903,539	—	11,043	—
ING International Index Portfolio — Class I	467,819	4,204	(457,717)	(14,306)	—	—	34,125	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	476,459	57,883	(501,856)	(32,486)	—	—	22,808	—
ING Large Cap Growth Portfolio — Class I	1,022,442	323,222	(171,416)	69,304	1,243,552	—	41,790	—
ING Large Cap Value Fund — Class I	915,363	40,426	(939,659)	(16,130)	—	2,279	73,105	—
ING Large Cap Value Fund — Class R6	—	299,975	(4,253)	42,441	338,163	—	708	—
ING Limited Maturity Bond Portfolio — Class I	1,589,293	922	(1,588,135)	(2,080)	—	—	2,080	—
ING Mid Cap Value Fund — Class I	2,335,032	143,815	(832,944)	162,270	1,808,173	—	134,684	—
ING MidCap Opportunities Portfolio — Class I	2,305,725	143,815	(775,837)	134,656	1,808,359	—	134,985	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	3,793,173	(120,481)	(76,697)	3,595,995	—	(1,383)	—
ING PIMCO High Yield Portfolio — Class I	2,304,926	288,458	(2,036,439)	(101,142)	455,803	56,663	126,258	—
ING PIMCO Total Return Bond Portfolio — Class I	4,984,218	417,500	(2,735,923)	(172,070)	2,493,725	—	105,172	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	1,398,068	(25,491)	(16,466)	1,356,111	—	(206)	—
ING Short Term Bond Fund Class — I	675,259	1,891,067	(284,920)	(13,675)	2,267,731	12,334	(231)	—
ING Small Company Portfolio — Class I	935,207	142,206	(198,726)	25,582	904,269	4,763	26,509	74,126
ING T Rowe Price Capital Appreciation Portfolio — Class I	1,144,407	79,147	(172,794)	78,066	1,128,826	—	34,503	—
ING T. Rowe Price Equity Income Portfolio — Class I	1,613,846	73,594	(868,334)	(29,483)	789,623	—	196,196	—

See Accompanying Notes to Financial Statements

63

ING SOLUTION MODERATELY
CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING T. Rowe Price Growth Equity Portfolio — Class I	$340,321	$737,300	$(121,783)	$59,470	$1,015,308	$—	$17,469	$—
ING Templeton Foreign Equity Portfolio — Class I	473,864	47,858	(466,550)	(55,172)	—	—	62,020	—
ING U.S. Bond Index Portfolio — Class I	5,753,515	4,988,330	(2,274,038)	(305,565)	8,162,242	40,345	(52,492)	93,174
ING U.S. Stock Index Portfolio — Class I	1,370,685	2,121,565	(1,474,295)	11,349	2,029,304	—	264,217	—
	$44,863,570	$26,672,359	$(26,340,438)	$(902,107)	$44,293,384	$254,834	$1,448,967	$167,300

See Accompanying Notes to Financial Statements

64

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

ING SOLUTION 2015 PORTFOLIO

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2.0%
155,892		iShares iBoxx $ High Yield Corporate Bond Fund	$14,164,347	2.0

		Total Exchange-Traded Funds
		(Cost $14,665,182)	14,164,347	2.0

MUTUAL FUNDS: 97.9%
		Affiliated Investment Companies: 97.9%
5,604,806		ING BlackRock Inflation Protected Bond Portfolio — Class I	57,112,975	8.0
495,549		ING Clarion Real Estate Portfolio — Class I	14,182,600	2.0
2,112,697		ING Floating Rate Fund — Class I	21,486,128	3.0
4,018,110		ING Global Bond Fund — Class R6	42,833,049	6.0
364,507	@	ING Goldman Sachs Commodity Strategy Portfolio — Class I	1,877,209	0.3
1,773,576		ING High Yield Bond Fund — Class I	14,365,968	2.0
3,843,742		ING Intermediate Bond Fund — Class R6	37,553,356	5.3
2,884,685		ING International Core Fund — Class I	28,500,691	4.0
2,725,102		ING International Growth Fund — Class I	28,450,068	4.0
831,339		ING International Index Portfolio — Class I	7,099,636	1.0
1,420,355		ING Large Cap Growth Portfolio — Class I	23,137,578	3.3
836,428		ING Large Cap Value Fund — Class R6	10,647,727	1.5
2,029,013		ING Mid Cap Value Fund — Class I	28,467,048	4.0
1,955,357		ING MidCap Opportunities Portfolio — Class I	28,469,998	4.0

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
4,741,669		ING Multi-Manager Large Cap Core Portfolio — Class I	$61,926,200	8.7
690,677		ING PIMCO High Yield Portfolio — Class I	7,176,132	1.0
3,159,842		ING PIMCO Total Return Bond Portfolio — Class I	37,475,732	5.3
310,540		ING RussellTM Mid Cap Index Portfolio — Class I	4,269,927	0.6
5,028,556		ING Short Term Bond Fund Class — I	49,983,849	7.0
947,156		ING T. Rowe Price Equity Income Portfolio — Class I	14,207,344	2.0
224,754		ING T. Rowe Price Growth Equity Portfolio — Class I	15,984,514	2.2
12,566,407		ING U.S. Bond Index Portfolio — Class I	132,072,939	18.5
2,308,581		ING U.S. Stock Index Portfolio — Class I	30,173,154	4.2

		Total Mutual Funds
		(Cost $695,447,235)	697,453,822	97.9

		Total Investments in Securities (Cost $710,112,417)	$711,618,169	99.9
		Assets in Excess of Other Liabilities	585,293	0.1
		Net Assets	$712,203,462	100.0

@	Non-income producing security

Cost for federal income tax purposes is $714,694,584.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$20,357,173
Gross Unrealized Depreciation	(23,433,588)
Net Unrealized Depreciation	$(3,076,415)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,164,347	$—	$—	$14,164,347
Mutual Funds	697,453,822	—	—	697,453,822
Total Investments, at fair value	$711,618,169	$—	$—	$711,618,169

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

65

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION 2015 PORTFOLIO

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING BlackRock Inflation Protected Bond Portfolio — Class I	$58,791,047	$7,861,347	$(4,913,717)	$(4,625,702)	$57,112,975	$—	$311,520	$—
ING Clarion Real Estate Portfolio — Class I	15,305,155	733,935	(1,742,508)	(113,982)	14,182,600	—	918,090	—
ING Columbia Contrarian Core Portfolio — Class I	13,186,823	152,029	(12,305,956)	(1,032,896)	—	—	2,427,774	—
ING Floating Rate Fund — Class I	22,351,460	1,632,639	(2,380,776)	(117,195)	21,486,128	609,997	53,539	—
ING Global Bond Fund — Class I	44,491,714	5,353,759	(49,984,070)	138,597	—	942,851	67,210	—
ING Global Bond Fund Class R6	—	47,769,781	(887,233)	(4,049,499)	42,833,049	—	(44,125)	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	14,309,751	1,450,503	(15,107,377)	1,224,332	1,877,209	—	(2,246,546)	—
ING Growth and Income Portfolio — Class I	24,180,502	370,336	(23,051,139)	(1,499,699)	—	179	4,657,609	—
ING High Yield Bond Fund — Class I	—	15,701,774	(706,958)	(628,848)	14,365,968	91,639	(18,326)	—
ING Intermediate Bond Fund — Class I	53,857,886	3,484,595	(56,979,023)	(363,458)	—	559,385	208,669	—
ING Intermediate Bond Fund Class R6	—	39,470,117	(763,325)	(1,153,436)	37,553,356	78,377	(5,869)	—
ING International Core Fund — Class I	30,409,121	2,280,884	(4,593,244)	403,930	28,500,691	—	184,870	—
ING International Growth Fund — Class I	15,141,746	14,974,709	(2,229,511)	563,124	28,450,068	—	13,523	—
ING International Index Portfolio — Class I	7,568,909	851,609	(1,312,458)	(8,424)	7,099,636	175,207	94,541	—
ING Large Cap Growth Portfolio — Class I	18,481,675	6,333,238	(3,038,845)	1,361,510	23,137,578	—	724,145	—
ING Large Cap Value Fund — Class I	29,782,461	435,074	(28,753,151)	(1,464,384)	—	59,192	3,047,688	—
ING Large Cap Value Fund Class R6	—	9,451,796	(256,360)	1,452,291	10,647,727	—	43,875	—
ING Limited Maturity Bond Portfolio — Class I	36,878,857	—	(36,805,436)	(73,421)	—	—	73,421	—
ING Mid Cap Value Fund — Class I	34,190,484	706,093	(8,073,402)	1,643,873	28,467,048	—	2,805,838	—
ING MidCap Opportunities Portfolio — Class I	33,760,777	706,093	(9,288,811)	3,291,939	28,469,998	—	770,772	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	65,932,782	(2,604,827)	(1,401,755)	61,926,200	—	(5,573)	—
ING PIMCO High Yield Portfolio — Class I	22,466,416	1,825,582	(16,125,350)	(990,516)	7,176,132	571,458	1,116,284	—
ING PIMCO Total Return Bond Portfolio — Class I	71,867,180	4,086,074	(35,769,733)	(2,707,789)	37,475,732	—	1,676,315	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	4,414,541	(122,955)	(21,659)	4,269,927	—	(801)	—
ING Short Term Bond Fund Class — I	14,696,889	41,268,912	(5,678,838)	(303,114)	49,983,849	280,632	(8,225)	—
ING T. Rowe Price Equity Income Portfolio — Class I	26,255,513	429,114	(11,941,428)	(535,855)	14,207,344	—	3,576,687	—
ING T. Rowe Price Growth Equity Portfolio — Class I	7,381,996	9,613,168	(1,869,530)	858,880	15,984,514	—	491,061	—
ING Templeton Foreign Equity Portfolio — Class I	15,419,364	896,521	(15,379,662)	(936,223)	—	—	1,182,143	—
ING U.S. Bond Index Portfolio — Class I	80,744,979	68,502,729	(11,742,269)	(5,432,500)	132,072,939	574,199	(263,588)	1,336,181
ING U.S. Stock Index Portfolio — Class I	37,139,061	29,566,961	(34,167,662)	(2,365,206)	30,173,154	—	8,978,917	—
	$728,659,766	$386,256,695	$(398,575,554)	$(18,887,085)	$697,453,822	$3,943,116	$30,831,438	$1,336,181

See Accompanying Notes to Financial Statements

66

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

ING SOLUTION 2020 PORTFOLIO

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.7%
3		iShares Barclays 20+ Year Treasury Bond Fund	$331	1.8
4		iShares iBoxx $ High Yield Corporate Bond Fund	364	2.0
3		iShares MSCI EAFE Index Fund	172	0.9

		Total Exchange-Traded Funds
		(Cost $907)	867	4.7

MUTUAL FUNDS: 94.6%
		Affiliated Investment Companies: 94.6%
126		ING BlackRock Inflation Protected Bond Portfolio — Class I	1,286	6.9
13		ING Clarion Real Estate Portfolio — Class I	365	2.0
54		ING Floating Rate Fund — Class I	553	3.0
103		ING Global Bond Fund — Class R6	1,102	6.0
13	@	ING Goldman Sachs Commodity Strategy Portfolio — Class I	68	0.4
13		ING Growth and Income Portfolio — Class I	366	2.0
46		ING High Yield Bond Fund — Class I	369	2.0
47		ING Intermediate Bond Fund — Class R6	460	2.5
74		ING International Core Fund — Class I	733	4.0
70		ING International Growth Fund — Class I	732	3.9
21		ING International Index Portfolio — Class I	182	1.0
53		ING Large Cap Growth Portfolio — Class I	870	4.7
25		ING Large Cap Value Fund — Class R6	319	1.7
59		ING Mid Cap Value Fund — Class I	824	4.4
57		ING MidCap Opportunities Portfolio — Class I	824	4.4

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
108		ING Multi-Manager Large Cap Core Portfolio — Class I	$1,411	7.6
18		ING PIMCO High Yield Portfolio — Class I	184	1.0
39		ING PIMCO Total Return Bond Portfolio — Class I	459	2.5
8		ING RussellTM Mid Cap Index Portfolio — Class I	110	0.6
111		ING Short Term Bond Fund Class — I	1,102	6.0
36		ING Small Company Portfolio — Class I	732	4.0
17		ING T Rowe Price Capital Appreciation Portfolio — Class I	457	2.5
40		ING T. Rowe Price Equity Income Portfolio — Class I	594	3.2
10		ING T. Rowe Price Growth Equity Portfolio — Class I	685	3.7
183		ING U.S. Bond Index Portfolio — Class I	1,928	10.4
59		ING U.S. Stock Index Portfolio — Class I	776	4.2

		Total Mutual Funds
		(Cost $16,627)	17,491	94.6

		Total Investments in Securities (Cost $17,534)	$18,358	99.3
		Assets in Excess of Other Liabilities	127	0.7
		Net Assets	$18,485	100.0

@	Non-income producing security

Cost for federal income tax purposes is $17,545.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,236
Gross Unrealized Depreciation	(423)
Net Unrealized Appreciation	$813

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$867	$—	$—	$867
Mutual Funds	17,491	—	—	17,491
Total Investments, at fair value	$18,358	$—	$—	$18,358

See Accompanying Notes to Financial Statements

67

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION 2020 PORTFOLIO

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING BlackRock Inflation Protected Bond Portfolio — Class I	$1,226	$174	$(18)	$(96)	$1,286	$—	$—	$—
ING Clarion Real Estate Portfolio — Class I	364	15	(22)	8	365	—	11	—
ING Columbia Contrarian Core Portfolio — Class I	314	—	(304)	(10)	—	—	44	—
ING Floating Rate Fund — Class I	532	41	(17)	(3)	553	—	1	—
ING Global Bond Fund — Class I	1,060	136	(1,189)	(7)	—	—	—	—
ING Global Bond Fund Class R6	—	1,193	(2)	(89)	1,102	—	—	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	341	33	(305)	(1)	68	—	(26)	—
ING Growth and Income Portfolio — Class I	665	1	(316)	16	366	—	67	—
ING High Yield Bond Fund — Class I	—	386	(1)	(16)	369	—	—	—
ING Intermediate Bond Fund — Class I	664	46	(708)	(2)	—	—	2	—
ING Intermediate Bond Fund Class R6	—	477	(1)	(16)	460	—	—	—
ING International Core Fund — Class I	724	45	(38)	2	733	—	11	—
ING International Growth Fund — Class I	360	378	(15)	9	732	—	5	—
ING International Index Portfolio — Class I	181	14	(14)	1	182	—	1	—
ING Large Cap Growth Portfolio — Class I	748	100	(40)	62	870	—	18	—
ING Large Cap Value Fund — Class I	842	3	(793)	(52)	—	—	96	22
ING Large Cap Value Fund — Class R6	—	277	(3)	45	319	—	—	—
ING Limited Maturity Bond Portfolio — Class I	753	—	(750)	(3)	—	—	3	—
ING Mid Cap Value Fund — Class I	904	1	(150)	69	824	—	52	101
ING MidCap Opportunities Portfolio — Class I	893	1	(129)	59	824	—	51	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	1,459	(15)	(33)	1,411	—	—	—
ING PIMCO High Yield Portfolio — Class I	536	34	(364)	(22)	184	—	25	—
ING PIMCO Total Return Bond Portfolio — Class I	1,097	58	(649)	(47)	459	—	34	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	120	(9)	(1)	110	—	—	—
ING Short Term Bond Fund Class — I	297	850	(38)	(7)	1,102	—	—	—
ING Small Company Portfolio — Class I	724	65	(66)	9	732	—	30	61
ING T Rowe Price Capital Appreciation Portfolio — Class I	443	1	(24)	37	457	—	7	—
ING T. Rowe Price Equity Income Portfolio — Class I	759	1	(185)	19	594	—	76	—
ING T. Rowe Price Growth Equity Portfolio — Class I	396	274	(30)	45	685	—	15	—
ING Templeton Foreign Equity Portfolio — Class I	366	17	(315)	(68)	—	—	73	—

See Accompanying Notes to Financial Statements

68

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION 2020 PORTFOLIO

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING U.S. Bond Index Portfolio — Class I	$1,223	$1,307	$(529)	$(73)	$1,928	$—	$(17)	$23
ING U.S. Stock Index Portfolio — Class I	973	714	(850)	(61)	776	—	237	—
	$17,385	$8,221	$(7,889)	$(226)	$17,491	$—	$816	$207

See Accompanying Notes to Financial Statements

69

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

ING SOLUTION 2025 PORTFOLIO

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.5%
172,897		iShares Barclays 20+ Year Treasury Bond Fund	$19,094,745	1.5
276,405		iShares iBoxx $ High Yield Corporate Bond Fund	25,114,158	2.0
220,231		iShares MSCI EAFE Index Fund	12,636,855	1.0

		Total Exchange-Traded Funds
		(Cost $59,767,166)	56,845,758	4.5

MUTUAL FUNDS: 95.4%
		Affiliated Investment Companies: 95.4%
878,205		ING Clarion Real Estate Portfolio — Class I	25,134,216	2.0
2,431,228		ING Emerging Markets Equity Fund — Class I	25,527,896	2.0
3,744,148		ING Floating Rate Fund — Class I	38,077,982	3.0
7,120,983		ING Global Bond Fund — Class R6	75,909,680	6.0
742,137	@	ING Goldman Sachs Commodity Strategy Portfolio — Class I	3,822,007	0.3
918,576		ING Growth and Income Portfolio — Class I	25,196,548	2.0
3,142,380		ING High Yield Bond Fund — Class I	25,453,279	2.0
1,621,896		ING Intermediate Bond Fund — Class R6	15,845,927	1.3
6,390,348		ING International Core Fund — Class I	63,136,641	5.0
7,244,160		ING International Growth Fund — Class I	75,629,036	6.0
1,472,923		ING International Index Portfolio — Class I	12,578,765	1.0
669,790		ING JPMorgan Emerging Markets Equity Portfolio — Class I	12,806,387	1.0
4,259,820		ING Large Cap Growth Portfolio — Class I	69,392,469	5.5
1,482,315		ING Large Cap Value Fund — Class R6	18,869,876	1.5
4,944,271		ING Mid Cap Value Fund — Class I	69,368,127	5.5

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
4,764,789		ING MidCap Opportunities Portfolio — Class I	$69,375,327	5.5
7,682,882		ING Multi-Manager Large Cap Core Portfolio — Class I	100,338,442	7.9
1,224,034		ING PIMCO High Yield Portfolio — Class I	12,717,718	1.0
1,333,319		ING PIMCO Total Return Bond Portfolio — Class I	15,813,167	1.3
550,380		ING RussellTM Mid Cap Index Portfolio — Class I	7,567,728	0.6
7,638,594		ING Short Term Bond Fund Class — I	75,927,626	6.0
2,456,659		ING Small Company Portfolio — Class I	50,459,777	4.0
2,282,250		ING T Rowe Price Capital Appreciation Portfolio — Class I	62,990,102	5.0
2,517,826		ING T. Rowe Price Equity Income Portfolio — Class I	37,767,394	3.0
708,105		ING T. Rowe Price Growth Equity Portfolio — Class I	50,360,441	4.0
9,630,000		ING U.S. Bond Index Portfolio — Class I	101,211,304	8.0
4,813,237		ING U.S. Stock Index Portfolio — Class I	62,909,005	5.0

		Total Mutual Funds
		(Cost $1,140,447,017)	1,204,186,867	95.4

		Total Investments in Securities (Cost $1,200,214,183)	$1,261,032,625	99.9
		Assets in Excess of Other Liabilities	783,076	0.1
		Net Assets	$1,261,815,701	100.0

@	Non-income producing security

Cost for federal income tax purposes is $1,211,880,099.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$82,065,428
Gross Unrealized Depreciation	(32,912,902)
Net Unrealized Appreciation	$49,152,526

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$56,845,758	$—	$—	$56,845,758
Mutual Funds	1,204,186,867	—	—	1,204,186,867
Total Investments, at fair value	$1,261,032,625	$—	$—	$1,261,032,625

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

70

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION 2025 PORTFOLIO

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$25,457,566	$1,349,216	$(2,506,097)	$833,531	$25,134,216	$—	$499,412	$—
ING Columbia Contrarian Core Portfolio — Class I	21,899,399	319,065	(21,109,596)	(1,108,868)	—	—	3,452,293	—
ING Emerging Markets Equity Fund — Class I	25,951,440	4,237,607	(2,426,681)	(2,234,470)	25,527,896	—	160,775	—
ING Floating Rate Fund — Class I	37,164,066	4,393,562	(3,280,116)	(199,530)	38,077,982	1,048,434	72,562	—
ING Global Bond Fund — Class I	73,972,666	12,383,315	(86,863,485)	507,504	—	1,616,946	(18,773)	—
ING Global Bond Fund Class R6	—	83,904,081	(810,285)	(7,184,116)	75,909,680	—	(63,548)	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	23,790,276	3,178,048	(25,066,371)	1,920,054	3,822,007	—	(3,723,291)	—
ING Growth and Income Portfolio — Class I	46,338,450	1,218,749	(23,386,202)	1,025,551	25,196,548	359	4,782,519	—
ING High Yield Bond Fund — Class I	—	27,336,402	(758,325)	(1,124,798)	25,453,279	161,613	(15,351)	—
ING Intermediate Bond Fund — Class I	21,615,562	5,454,155	(27,002,875)	(66,842)	—	250,165	46,604	—
ING Intermediate Bond Fund Class R6	—	16,587,895	(198,643)	(543,325)	15,845,927	33,053	(3,306)	—
ING International Core Fund — Class I	63,215,422	5,433,268	(6,637,423)	1,125,374	63,136,641	—	35,544	—
ING International Growth Fund — Class I	37,772,951	40,099,692	(3,410,708)	1,167,101	75,629,036	—	241,928	—
ING International Index Portfolio — Class I	12,640,842	1,323,001	(1,406,121)	21,043	12,578,765	304,118	115,516	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	25,695,319	2,907,906	(13,059,251)	(2,737,587)	12,806,387	—	1,355,407	—
ING Large Cap Growth Portfolio — Class I	61,456,152	8,879,399	(4,249,425)	3,306,343	69,392,469	—	3,159,888	—
ING Large Cap Value Fund — Class I	46,429,622	982,088	(44,645,635)	(2,766,075)	—	120,911	5,340,330	—
ING Large Cap Value Fund Class R6	—	16,625,984	(329,286)	2,573,178	18,869,876	—	56,954	—
ING Limited Maturity Bond Portfolio — Class I	55,105,529	—	(55,021,465)	(84,064)	—	—	84,064	—
ING Mid Cap Value Fund — Class I	75,814,326	2,026,177	(13,799,291)	5,326,915	69,368,127	—	4,808,658	—
ING MidCap Opportunities Portfolio — Class I	74,854,595	2,026,177	(8,733,251)	1,227,806	69,375,327	—	8,021,001	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	105,826,651	(3,170,941)	(2,317,268)	100,338,442	—	(6,160)	—
ING PIMCO High Yield Portfolio — Class I	37,439,811	4,697,662	(27,802,582)	(1,617,173)	12,717,718	980,339	1,822,455	—
ING PIMCO Total Return Bond Portfolio — Class I	58,139,109	3,713,474	(44,180,029)	(1,859,387)	15,813,167	—	1,429,450	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	7,672,534	(67,173)	(37,633)	7,567,728	—	(162)	—
ING Short Term Bond Fund Class — I	18,397,193	64,761,579	(6,768,814)	(462,332)	75,927,626	415,947	(11,019)	—
ING Small Company Portfolio — Class I	50,606,144	5,867,899	(5,048,647)	(965,619)	50,459,777	268,964	3,731,247	4,186,268
ING T Rowe Price Capital Appreciation Portfolio — Class I	61,914,244	1,769,964	(5,188,942)	4,494,836	62,990,102	—	1,736,049	—
ING T. Rowe Price Equity Income Portfolio — Class I	59,252,808	1,247,690	(20,828,972)	(1,904,132)	37,767,394	—	8,755,072	—
ING T. Rowe Price Growth Equity Portfolio — Class I	30,681,585	20,492,216	(3,650,230)	2,836,870	50,360,441	—	1,700,032	—

See Accompanying Notes to Financial Statements

71

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION 2025 PORTFOLIO

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Templeton Foreign Equity Portfolio — Class I	$38,468,936	$2,692,009	$(39,109,612)	$(2,051,333)	$—	$—	$2,610,470	$—
ING U.S. Bond Index Portfolio — Class I	67,040,073	79,402,241	(41,642,171)	(3,588,839)	101,211,304	480,237	(1,315,381)	1,314,269
ING U.S. Stock Index Portfolio — Class I	67,941,990	58,684,195	(62,076,103)	(1,641,077)	62,909,005	—	13,625,321	—
	$1,219,056,076	$597,493,901	$(604,234,748)	$(8,128,362)	$1,204,186,867	$5,681,086	$62,486,560	$5,500,537

See Accompanying Notes to Financial Statements

72

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

ING SOLUTION 2030 PORTFOLIO

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.5%
3		iShares Barclays 20+ Year Treasury Bond Fund	$331	1.7
4		iShares iBoxx $ High Yield Corporate Bond Fund	364	1.9
3		iShares MSCI EAFE Index Fund	172	0.9

		Total Exchange-Traded Funds
		(Cost $907)	867	4.5

MUTUAL FUNDS: 94.6%
		Affiliated Investment Companies: 94.6%
13		ING Clarion Real Estate Portfolio — Class I	383	2.0
56		ING Emerging Markets Equity Fund — Class I	584	3.0
57		ING Floating Rate Fund — Class I	580	3.0
15	@	ING Goldman Sachs Commodity Strategy Portfolio — Class I	77	0.4
17		ING Growth and Income Portfolio — Class I	480	2.5
48		ING High Yield Bond Fund — Class I	388	2.0
15		ING Intermediate Bond Fund — Class R6	145	0.7
117		ING International Core Fund — Class I	1,155	6.0
110		ING International Growth Fund — Class I	1,153	5.9
22		ING International Index Portfolio — Class I	192	1.0
10		ING JPMorgan Emerging Markets Equity Portfolio — Class I	195	1.0
86		ING Large Cap Growth Portfolio — Class I	1,394	7.2
45		ING Large Cap Value Fund — Class R6	575	3.0
75		ING Mid Cap Value Fund — Class I	1,057	5.4
73		ING MidCap Opportunities Portfolio — Class I	1,057	5.4

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
113		ING Multi-Manager Large Cap Core Portfolio — Class I	$1,482	7.6
19		ING PIMCO High Yield Portfolio — Class I	194	1.0
12		ING PIMCO Total Return Bond Portfolio — Class I	145	0.7
8		ING RussellTM Mid Cap Index Portfolio — Class I	115	0.6
116		ING Short Term Bond Fund Class — I	1,157	6.0
37		ING Small Company Portfolio — Class I	769	4.0
35		ING T Rowe Price Capital Appreciation Portfolio — Class I	960	4.9
58		ING T. Rowe Price Equity Income Portfolio — Class I	863	4.4
14		ING T. Rowe Price Growth Equity Portfolio — Class I	1,007	5.2
110		ING U.S. Bond Index Portfolio — Class I	1,157	6.0
84		ING U.S. Stock Index Portfolio — Class I	1,103	5.7

		Total Mutual Funds
		(Cost $16,661)	18,367	94.6

		Total Investments in Securities (Cost $17,568)	$19,234	99.1
		Assets in Excess of Other Liabilities	176	0.9
		Net Assets	$19,410	100.0

@	Non-income producing security

Cost for federal income tax purposes is $17,577.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,854
Gross Unrealized Depreciation	(197)
Net Unrealized Appreciation	$1,657

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$867	$—	$—	$867
Mutual Funds	18,367	—	—	18,367
Total Investments, at fair value	$19,234	$—	$—	$19,234

See Accompanying Notes to Financial Statements

73

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION 2030 PORTFOLIO

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$372	$25	$(22)	$8	$383	$—	$11	$—
ING Columbia Contrarian Core Portfolio — Class I	366	—	(316)	(50)	—	—	90	—
ING Emerging Markets Equity Fund — Class I	570	83	(19)	(50)	584	—	1	—
ING Floating Rate Fund — Class I	543	60	(20)	(3)	580	16	1	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	348	46	(318)	1	77	—	(29)	—
ING Growth and Income Portfolio — Class I	723	3	(238)	(8)	480	—	99	—
ING High Yield Bond Fund — Class I	—	406	(1)	(17)	388	2	—	—
ING Intermediate Bond Fund — Class I	180	66	(246)	—	—	2	—	—
ING Intermediate Bond Fund Class R6	—	151	(1)	(5)	145	—	—	—
ING International Core Fund — Class I	1,108	72	(34)	9	1,155	—	10	—
ING International Growth Fund — Class I	552	597	(12)	16	1,153	—	4	—
ING International Index Portfolio — Class I	185	14	(8)	1	192	5	1	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	376	39	(159)	(61)	195	—	39	—
ING Large Cap Growth Portfolio — Class I	1,212	121	(46)	107	1,394	—	20	—
ING Large Cap Value Fund — Class I	950	9	(891)	(68)	—	3	102	—
ING Large Cap Value Fund — Class R6	—	501	(7)	81	575	—	1	—
ING Limited Maturity Bond Portfolio — Class I	803	—	(802)	(1)	—	—	1	—
ING Mid Cap Value Fund — Class I	1,108	1	(150)	98	1,057	—	52	—
ING MidCap Opportunities Portfolio — Class I	1,093	1	(124)	87	1,057	—	49	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	1,528	(13)	(33)	1,482	—	—	—
ING PIMCO High Yield Portfolio — Class I	547	55	(386)	(22)	194	15	25	—
ING PIMCO Total Return Bond Portfolio — Class I	670	39	(548)	(16)	145	—	12	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	120	(4)	(1)	115	—	—	—
ING Short Term Bond Fund Class — I	270	937	(43)	(7)	1,157	6	—	—
ING Small Company Portfolio — Class I	739	69	(54)	15	769	4	25	63
ING T Rowe Price Capital Appreciation Portfolio — Class I	904	6	(32)	82	960	—	10	—
ING T. Rowe Price Equity Income Portfolio — Class I	1,139	6	(300)	18	863	—	122	—
ING T. Rowe Price Growth Equity Portfolio — Class I	672	294	(34)	75	1,007	—	17	—
ING Templeton Foreign Equity Portfolio — Class I	562	28	(485)	(105)	—	—	112	—

See Accompanying Notes to Financial Statements

74

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION 2030 PORTFOLIO

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING U.S. Bond Index Portfolio — Class I	$756	$980	$(537)	$(42)	$1,157	$5	$(16)	$16
ING U.S. Stock Index Portfolio — Class I	1,083	901	(887)	6	1,103	—	185	—
	$17,831	$7,158	$(6,737)	$115	$18,367	$58	$944	$79

See Accompanying Notes to Financial Statements

75

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

ING SOLUTION 2035 PORTFOLIO

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.5%
151,694		iShares Barclays 20+ Year Treasury Bond Fund	$16,753,085	1.5
242,467		iShares iBoxx $ High Yield Corporate Bond Fund	22,030,552	2.0
193,222		iShares MSCI EAFE Index Fund	11,087,078	1.0

		Total Exchange-Traded Funds
		(Cost $52,435,462)	49,870,715	4.5

MUTUAL FUNDS: 95.4%
		Affiliated Investment Companies: 95.4%
770,912		ING Clarion Real Estate Portfolio — Class I	22,063,501	2.0
4,268,628		ING Emerging Markets Equity Fund — Class I	44,820,589	4.1
3,286,825		ING Floating Rate Fund — Class I	33,427,006	3.0
616,973	@	ING Goldman Sachs Commodity Strategy Portfolio — Class I	3,177,412	0.3
1,108,743		ING Growth and Income Portfolio — Class I	30,412,833	2.7
2,760,065		ING High Yield Bond Fund — Class I	22,356,526	2.0
11,219,433		ING International Core Fund — Class I	110,848,002	10.0
6,359,185		ING International Growth Fund — Class I	66,389,896	6.0
1,293,693		ING International Index Portfolio — Class I	11,048,142	1.0
1,176,118		ING JPMorgan Emerging Markets Equity Portfolio — Class I	22,487,384	2.0
5,099,234		ING Large Cap Growth Portfolio — Class I	83,066,530	7.5
3,036,185		ING Large Cap Value Fund — Class R6	38,650,633	3.5
4,340,272		ING Mid Cap Value Fund — Class I	60,894,017	5.5

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
4,182,718		ING MidCap Opportunities Portfolio — Class I	$60,900,368	5.5
6,954,808		ING Multi-Manager Large Cap Core Portfolio — Class I	90,829,787	8.2
1,074,533		ING PIMCO High Yield Portfolio — Class I	11,164,402	1.0
483,162		ING RussellTM Mid Cap Index Portfolio — Class I	6,643,477	0.6
2,235,176		ING Short Term Bond Fund Class — I	22,217,646	2.0
2,156,551		ING Small Company Portfolio — Class I	44,295,559	4.0
1,803,095		ING T Rowe Price Capital Appreciation Portfolio — Class I	49,765,430	4.5
3,499,532		ING T. Rowe Price Equity Income Portfolio — Class I	52,492,984	4.7
854,698		ING T. Rowe Price Growth Equity Portfolio — Class I	60,786,087	5.5
3,963,314		ING U.S. Bond Index Portfolio — Class I	41,654,433	3.8
>		ING U.S. Stock Index Portfolio — Class I	66,268,240	6.0

		Total Mutual Funds
		(Cost $975,282,727)	1,056,660,884	95.4

		Total Investments in Securities (Cost $1,027,718,189)	$1,106,531,599	99.9
		Assets in Excess of Other Liabilities	893,853	0.1
		Net Assets	$1,107,425,452	100.0

@	Non-income producing security

Cost for federal income tax purposes is $1,041,814,696.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$88,398,286
Gross Unrealized Depreciation	(23,681,383)
Net Unrealized Appreciation	$64,716,903

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$49,870,715	$—	$—	$49,870,715
Mutual Funds	1,056,660,884	—	—	1,056,660,884
Total Investments, at fair value	$1,106,531,599	$—	$—	$1,106,531,599

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

76

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION 2035 PORTFOLIO

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$21,930,965	$1,090,007	$(855,240)	$(102,231)	$22,063,501	$—	$1,240,102	$—
ING Columbia Contrarian Core Portfolio — Class I	24,245,731	367,185	(21,916,676)	(2,696,240)	—	—	5,300,369	—
ING Emerging Markets Equity Fund — Class I	44,759,957	7,594,954	(3,360,973)	(4,173,349)	44,820,589	—	510,033	—
ING Floating Rate Fund — Class I	32,003,174	4,580,954	(2,976,022)	(181,100)	33,427,006	912,512	64,512	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	20,485,517	3,082,877	(22,077,399)	1,686,417	3,177,412	—	(3,254,271)	—
ING Growth and Income Portfolio — Class I	45,182,280	1,639,682	(18,201,628)	1,792,499	30,412,833	356	3,786,563	—
ING High Yield Bond Fund — Class I	—	23,944,378	(596,116)	(991,736)	22,356,526	142,293	(12,055)	—
ING Intermediate Bond Fund — Class I	2,659,227	175,722	(2,835,902)	953	—	15,063	(5,863)	—
ING International Core Fund — Class I	108,902,507	9,329,246	(9,220,535)	1,836,784	110,848,002	—	93,837	—
ING International Growth Fund — Class I	32,534,588	35,119,952	(2,303,564)	1,038,920	66,389,896	—	156,340	—
ING International Index Portfolio — Class I	10,886,823	1,148,057	(1,011,807)	25,069	11,048,142	265,615	81,493	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	33,217,390	4,346,280	(14,607,015)	(469,271)	22,487,384	—	(1,732,156)	—
ING Large Cap Growth Portfolio — Class I	74,086,510	9,042,645	(4,486,794)	4,424,169	83,066,530	—	3,280,819	—
ING Large Cap Value Fund — Class I	61,308,553	1,525,225	(57,455,142)	(5,378,636)	—	170,241	7,086,905	—
ING Large Cap Value Fund Class R6	—	33,701,629	(669,884)	5,618,888	38,650,633	—	224,597	—
ING Limited Maturity Bond Portfolio — Class I	13,131,419	—	(13,131,699)	280	—	—	(280)	—
ING Mid Cap Value Fund — Class I	65,309,004	1,897,399	(11,186,259)	4,873,873	60,894,017	—	3,885,411	—
ING MidCap Opportunities Portfolio — Class I	64,463,194	1,767,023	(6,775,861)	1,446,012	60,900,368	—	6,540,163	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	96,111,873	(3,259,393)	(2,022,693)	90,829,787	—	(18,006)	—
ING PIMCO High Yield Portfolio — Class I	32,280,046	4,721,483	(24,843,788)	(993,339)	11,164,402	852,281	1,170,636	—
ING PIMCO Total Return Bond Portfolio — Class I	23,647,825	1,185,002	(24,421,262)	(411,565)	—	—	396,746	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	6,727,989	(51,764)	(32,748)	6,643,477	—	(294)	—
ING Short Term Bond Fund Class — I	7,963,714	16,451,619	(2,062,224)	(135,463)	22,217,646	120,974	(3,621)	—
ING Small Company Portfolio — Class I	43,591,507	5,129,653	(5,143,939)	718,338	44,295,559	234,987	1,634,650	3,657,422
ING T Rowe Price Capital Appreciation Portfolio — Class I	47,982,703	1,785,149	(4,386,853)	4,384,431	49,765,430	—	469,301	—
ING T. Rowe Price Equity Income Portfolio — Class I	69,837,277	1,633,327	(20,233,396)	1,255,776	52,492,984	—	7,278,998	—
ING T. Rowe Price Growth Equity Portfolio — Class I	42,270,087	18,848,521	(3,230,476)	2,897,955	60,786,087	—	2,789,874	—
ING Templeton Foreign Equity Portfolio — Class I	33,148,346	2,412,161	(33,913,821)	(1,646,686)	—	—	2,104,669	—
ING U.S. Bond Index Portfolio — Class I	28,790,103	50,076,098	(35,859,584)	(1,352,184)	41,654,433	181,388	(946,467)	681,672

See Accompanying Notes to Financial Statements

77

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION 2035 PORTFOLIO

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING U.S. Stock Index Portfolio — Class I	$69,142,331	$57,598,546	$(59,883,117)	$(589,520)	$66,268,240	$—	$12,637,495	$—
	$1,053,760,778	$403,034,636	$(410,958,133)	$10,823,603	$1,056,660,884	$2,895,710	$54,760,500	$4,339,094

See Accompanying Notes to Financial Statements

78

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

ING SOLUTION 2040 PORTFOLIO

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.3%
3		iShares Barclays 20+ Year Treasury Bond Fund	$331	1.6
4		iShares iBoxx $ High Yield Corporate Bond Fund	364	1.8
3		iShares MSCI EAFE Index Fund	172	0.9

		Total Exchange-Traded Funds
		(Cost $907)	867	4.3

MUTUAL FUNDS: 94.7%
		Affiliated Investment Companies: 94.7%
14		ING Clarion Real Estate Portfolio — Class I	398	2.0
77		ING Emerging Markets Equity Fund — Class I	809	4.0
15	@	ING Goldman Sachs Commodity Strategy Portfolio — Class I	79	0.4
26		ING Growth and Income Portfolio — Class I	708	3.5
50		ING High Yield Bond Fund — Class I	403	2.0
202		ING International Core Fund — Class I	2,000	9.9
115		ING International Growth Fund — Class I	1,198	5.9
23		ING International Index Portfolio — Class I	199	1.0
21		ING JPMorgan Emerging Markets Equity Portfolio — Class I	406	2.0
104		ING Large Cap Growth Portfolio — Class I	1,699	8.4
63		ING Large Cap Value Fund — Class R6	797	4.0
85		ING Mid Cap Value Fund — Class I	1,199	5.9
82		ING MidCap Opportunities Portfolio — Class I	1,199	6.0

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
141		ING Multi-Manager Large Cap Core Portfolio — Class I	$1,848	9.2
19		ING PIMCO High Yield Portfolio — Class I	201	1.0
23		ING RussellTM Mid Cap Index Portfolio — Class I	320	1.6
49		ING Small Company Portfolio — Class I	999	5.0
33		ING T Rowe Price Capital Appreciation Portfolio — Class I	898	4.5
76		ING T. Rowe Price Equity Income Portfolio — Class I	1,146	5.7
17		ING T. Rowe Price Growth Equity Portfolio — Class I	1,196	5.9
14		ING U.S. Bond Index Portfolio — Class I	150	0.7
94		ING U.S. Stock Index Portfolio — Class I	1,226	6.1

		Total Mutual Funds
		(Cost $16,718)	19,078	94.7

		Total Investments in Securities (Cost $17,625)	$19,945	99.0
		Assets in Excess of Other Liabilities	210	1.0
		Net Assets	$20,155	100.0

@	Non-income producing security

Cost for federal income tax purposes is $17,628.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,464
Gross Unrealized Depreciation	(147)
Net Unrealized Appreciation	$2,317

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$867	$—	$—	$867
Mutual Funds	19,078	—	—	19,078
Total Investments, at fair value	$19,945	$—	$—	$19,945

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

79

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION 2040 PORTFOLIO

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$382	$12	$(11)	$15	$398	$—	$5	$—
ING Columbia Contrarian Core Portfolio — Class I	422	3	(367)	(58)	—	—	103	—
ING Emerging Markets Equity Fund — Class I	780	117	(19)	(69)	809	—	3	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	357	51	(331)	2	79	—	(32)	—
ING Growth and Income Portfolio — Class I	879	17	(200)	12	708	—	97	—
ING High Yield Bond Fund — Class I	—	425	(4)	(18)	403	3	—	—
ING International Core Fund — Class I	1,896	122	(38)	20	2,000	—	12	—
ING International Growth Fund — Class I	567	621	(8)	18	1,198	—	2	—
ING International Index Portfolio — Class I	189	14	(5)	1	199	5	—	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	579	61	(155)	(79)	406	—	39	—
ING Large Cap Growth Portfolio — Class I	1,475	134	(45)	135	1,699	—	20	—
ING Large Cap Value Fund — Class I	1,207	12	(1,118)	(101)	—	4	131	—
ING Large Cap Value Fund — Class R6	—	688	(10)	119	797	—	2	—
ING Mid Cap Value Fund — Class I	1,232	7	(154)	114	1,199	—	54	—
ING MidCap Opportunities Portfolio — Class I	1,216	4	(124)	103	1,199	—	50	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	1,910	(21)	(41)	1,848	—	—	—
ING PIMCO High Yield Portfolio — Class I	562	62	(406)	(17)	201	15	20	—
ING PIMCO Total Return Bond Portfolio — Class I	366	18	(380)	(4)	—	—	4	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	324	—	(4)	320	—	—	—
ING Small Company Portfolio — Class I	949	90	(62)	22	999	5	28	82
ING T Rowe Price Capital Appreciation Portfolio — Class I	836	16	(30)	76	898	—	9	—
ING T. Rowe Price Equity Income Portfolio — Class I	1,356	9	(278)	59	1,146	—	113	—
ING T. Rowe Price Growth Equity Portfolio — Class I	828	315	(39)	92	1,196	—	19	—
ING Templeton Foreign Equity Portfolio — Class I	577	30	(497)	(110)	—	—	118	—
ING U.S. Bond Index Portfolio — Class I	410	742	(1,001)	(1)	150	2	(18)	10
ING U.S. Stock Index Portfolio — Class I	1,297	993	(1,071)	7	1,226	—	221	—
	$18,362	$6,797	$(6,374)	$293	$19,078	$34	$1,000	$92

See Accompanying Notes to Financial Statements

80

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

ING SOLUTION 2045 PORTFOLIO

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.0%
101,614		iShares Barclays 20+ Year Treasury Bond Fund	$11,222,250	1.5
121,815		iShares iBoxx $ High Yield Corporate Bond Fund	11,068,111	1.5
129,432		iShares MSCI EAFE Index Fund	7,426,808	1.0

		Total Exchange-Traded Funds
		(Cost $31,025,520)	29,717,169	4.0

MUTUAL FUNDS: 95.9%
		Affiliated Investment Companies: 95.9%
516,478		ING Clarion Real Estate Portfolio — Class I	14,781,600	2.0
2,859,860		ING Emerging Markets Equity Fund — Class I	30,028,533	4.1
366,408	@	ING Goldman Sachs Commodity Strategy Portfolio — Class I	1,887,002	0.3
1,093,962		ING Growth and Income Portfolio — Class I	30,007,390	4.0
7,516,592		ING International Core Fund — Class I	74,263,932	10.0
5,680,521		ING International Growth Fund — Class I	59,304,643	8.0
866,828		ING International Index Portfolio — Class I	7,402,710	1.0
787,971		ING JPMorgan Emerging Markets Equity Portfolio — Class I	15,066,012	2.0
3,985,671		ING Large Cap Growth Portfolio — Class I	64,926,585	8.8
2,324,709		ING Large Cap Value Fund — Class R6	29,593,546	4.0
3,172,160		ING Mid Cap Value Fund — Class I	44,505,408	6.0
3,057,008		ING MidCap Opportunities Portfolio — Class I	44,510,041	6.0

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
5,534,819		ING Multi-Manager Large Cap Core Portfolio — Class I	$72,284,735	9.8
863,142		ING RussellTM Mid Cap Index Portfolio — Class I	11,868,201	1.6
1,806,007		ING Small Company Portfolio — Class I	37,095,392	5.0
1,275,114		ING T Rowe Price Capital Appreciation Portfolio — Class I	35,193,139	4.7
2,961,532		ING T. Rowe Price Equity Income Portfolio — Class I	44,422,976	6.0
650,696		ING T. Rowe Price Growth Equity Portfolio — Class I	46,277,532	6.2
177,886		ING U.S. Bond Index Portfolio — Class I	1,869,579	0.3
3,481,787		ING U.S. Stock Index Portfolio — Class I	45,506,959	6.1

		Total Mutual Funds
		(Cost $637,578,009)	710,795,915	95.9

		Total Investments in Securities (Cost $668,603,529)	$740,513,084	99.9
		Assets in Excess of Other Liabilities	873,538	0.1
		Net Assets	$741,386,622	100.0

@	Non-income producing security

Cost for federal income tax purposes is $678,736,173.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$76,260,352
Gross Unrealized Depreciation	(14,483,441)
Net Unrealized Appreciation	$61,776,911

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$29,717,169	$—	$—	$29,717,169
Mutual Funds	710,795,915	—	—	710,795,915
Total Investments, at fair value	$740,513,084	$—	$—	$740,513,084

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

81

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION 2045 PORTFOLIO

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$14,279,217	$965,435	$(1,017,510)	$554,458	$14,781,600	$—	$175,425	$—
ING Columbia Contrarian Core Portfolio — Class I	17,540,729	378,187	(17,490,995)	(427,921)	—	—	2,310,144	—
ING Emerging Markets Equity Fund — Class I	29,113,690	5,746,435	(2,067,252)	(2,764,340)	30,028,533	—	316,965	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	13,341,866	2,347,921	(14,902,364)	1,099,579	1,887,002	—	(2,122,163)	—
ING Growth and Income Portfolio — Class I	34,630,405	2,096,248	(9,304,567)	2,585,304	30,007,390	276	1,600,499	—
ING International Core Fund — Class I	70,920,589	7,540,945	(5,362,500)	1,164,898	74,263,932	—	41,370	—
ING International Growth Fund — Class I	28,250,839	32,039,212	(1,878,496)	893,088	59,304,643	—	122,274	—
ING International Index Portfolio — Class I	7,085,378	911,251	(605,556)	11,637	7,402,710	175,378	48,463	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	21,609,530	3,430,410	(9,341,475)	(632,453)	15,066,012	—	(826,158)	—
ING Large Cap Growth Portfolio — Class I	56,871,735	7,691,410	(3,209,323)	3,572,763	64,926,585	—	2,305,275	—
ING Large Cap Value Fund — Class I	45,140,689	1,684,208	(43,195,105)	(3,629,792)	—	127,902	4,765,599	—
ING Large Cap Value Fund Class R6	—	25,840,975	(569,075)	4,321,646	29,593,546	—	143,009	—
ING Mid Cap Value Fund — Class I	46,068,918	2,428,162	(7,578,905)	3,587,233	44,505,408	—	2,617,262	—
ING MidCap Opportunities Portfolio — Class I	45,487,483	2,084,760	(4,368,505)	1,306,303	44,510,041	—	4,345,229	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	76,507,284	(2,607,263)	(1,615,286)	72,284,735	—	(15,128)	—
ING PIMCO High Yield Portfolio — Class I	7,013,344	1,894,622	(8,921,105)	13,139	—	202,758	(99,950)	—
ING PIMCO Total Return Bond Portfolio — Class I	5,081,005	2,667	(5,023,115)	(60,557)	—	—	56,382	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	12,137,704	(128,328)	(141,175)	11,868,201	—	(761)	—
ING Small Company Portfolio — Class I	35,484,012	4,900,732	(2,306,762)	(982,590)	37,095,392	194,004	2,868,158	3,019,549
ING T Rowe Price Capital Appreciation Portfolio — Class I	32,989,444	2,226,329	(2,862,990)	2,840,356	35,193,139	—	505,218	—
ING T. Rowe Price Equity Income Portfolio — Class I	52,479,227	2,129,232	(12,400,935)	2,215,452	44,422,976	—	4,372,953	—
ING T. Rowe Price Growth Equity Portfolio — Class I	32,693,570	13,518,855	(2,351,669)	2,416,776	46,277,532	—	1,881,625	—
ING Templeton Foreign Equity Portfolio — Class I	28,769,036	2,702,651	(30,125,975)	(1,345,712)	—	—	1,719,845	—
ING U.S. Bond Index Portfolio — Class I	10,184,319	24,304,605	(32,672,845)	53,500	1,869,579	9,172	(369,125)	232,790
ING U.S. Stock Index Portfolio — Class I	51,963,133	41,391,643	(46,967,928)	(879,889)	45,506,959	—	9,984,784	—
	$686,998,158	$276,901,883	$(267,260,543)	$14,156,417	$710,795,915	$709,490	$36,747,194	$3,252,339

See Accompanying Notes to Financial Statements

82

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

ING SOLUTION 2050 PORTFOLIO

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.9%
3		iShares Barclays 20+ Year Treasury Bond Fund	$331	1.6
3		iShares iBoxx $ High Yield Corporate Bond Fund	273	1.4
3		iShares MSCI EAFE Index Fund	172	0.9

		Total Exchange-Traded Funds
		(Cost $809)	776	3.9

MUTUAL FUNDS: 95.1%
		Affiliated Investment Companies: 95.1%
14		ING Clarion Real Estate Portfolio — Class I	399	2.0
77		ING Emerging Markets Equity Fund — Class I	811	4.0
15	@	ING Goldman Sachs Commodity Strategy Portfolio — Class I	80	0.4
30		ING Growth and Income Portfolio — Class I	810	4.0
203		ING International Core Fund — Class I	2,005	9.9
153		ING International Growth Fund — Class I	1,601	7.9
23		ING International Index Portfolio — Class I	200	1.0
21		ING JPMorgan Emerging Markets Equity Portfolio — Class I	407	2.0
108		ING Large Cap Growth Portfolio — Class I	1,752	8.7
63		ING Large Cap Value Fund — Class R6	799	4.0
86		ING Mid Cap Value Fund — Class I	1,201	5.9
83		ING MidCap Opportunities Portfolio — Class I	1,201	5.9

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
149		ING Multi-Manager Large Cap Core Portfolio — Class I	$1,951	9.7
23		ING RussellTM Mid Cap Index Portfolio — Class I	320	1.6
49		ING Small Company Portfolio — Class I	1,001	5.0
34		ING T Rowe Price Capital Appreciation Portfolio — Class I	950	4.7
80		ING T. Rowe Price Equity Income Portfolio — Class I	1,199	5.9
18		ING T. Rowe Price Growth Equity Portfolio — Class I	1,249	6.2
5		ING U.S. Bond Index Portfolio — Class I	50	0.2
94		ING U.S. Stock Index Portfolio — Class I	1,228	6.1

		Total Mutual Funds
		(Cost $16,811)	19,214	95.1

		Total Investments in Securities (Cost $17,620)	$19,990	99.0
		Assets in Excess of Other Liabilities	208	1.0
		Net Assets	$20,198	100.0

@	Non-income producing security

Cost for federal income tax purposes is $17,622.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,482
Gross Unrealized Depreciation	(114)
Net Unrealized Appreciation	$2,368

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$776	$—	$—	$776
Mutual Funds	19,214	—	—	19,214
Total Investments, at fair value	$19,990	$—	$—	$19,990

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

83

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION 2050 PORTFOLIO

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$381	$12	$(9)	$15	$399	$—	$5	$—
ING Columbia Contrarian Core Portfolio — Class I	469	3	(395)	(77)	—	—	127	—
ING Emerging Markets Equity Fund — Class I	778	119	(17)	(69)	811	—	3	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	356	53	(331)	2	80	—	(32)	—
ING Growth and Income Portfolio — Class I	926	18	(167)	33	810	—	80	—
ING International Core Fund — Class I	1,892	122	(31)	22	2,005	—	9	—
ING International Growth Fund — Class I	754	831	(9)	25	1,601	—	3	—
ING International Index Portfolio — Class I	189	14	(4)	1	200	5	—	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	578	63	(155)	(79)	407	—	39	—
ING Large Cap Growth Portfolio — Class I	1,517	139	(43)	139	1,752	—	19	—
ING Large Cap Value Fund — Class I	1,204	13	(1,118)	(99)	—	3	129	—
ING Large Cap Value Fund — Class R6	—	690	(9)	118	799	—	3	—
ING Mid Cap Value Fund — Class I	1,229	9	(151)	114	1,201	—	53	—
ING MidCap Opportunities Portfolio — Class I	1,214	4	(122)	105	1,201	—	48	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	2,016	(22)	(43)	1,951	—	—	—
ING PIMCO High Yield Portfolio — Class I	187	25	(212)	—	—	5	(3)	—
ING PIMCO Total Return Bond Portfolio — Class I	136	—	(134)	(2)	—	—	2	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	324	—	(4)	320	—	—	—
ING Small Company Portfolio — Class I	947	91	(60)	23	1,001	6	27	82
ING T Rowe Price Capital Appreciation Portfolio — Class I	880	21	(32)	81	950	—	10	—
ING T. Rowe Price Equity Income Portfolio — Class I	1,400	10	(277)	66	1,199	—	112	—
ING T. Rowe Price Growth Equity Portfolio — Class I	872	319	(39)	97	1,249	—	19	—
ING Templeton Foreign Equity Portfolio — Class I	768	41	(666)	(143)	—	—	153	—
ING U.S. Bond Index Portfolio — Class I	272	644	(867)	1	50	—	(9)	6
ING U.S. Stock Index Portfolio — Class I	1,386	1,045	(1,198)	(5)	1,228	—	251	—
	$18,335	$6,626	$(6,068)	$321	$19,214	$19	$1,048	$88

See Accompanying Notes to Financial Statements

84

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

ING SOLUTION 2055 PORTFOLIO

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.7%
4,734		iShares Barclays 20+ Year Treasury Bond Fund	$522,823	0.7
15,133		iShares iBoxx $ High Yield Corporate Bond Fund	1,374,984	2.0
12,059		iShares MSCI EAFE Index Fund	691,946	1.0

		Total Exchange-Traded Funds
		(Cost $2,710,221)	2,589,753	3.7

MUTUAL FUNDS: 96.2%
		Affiliated Investment Companies: 96.2%
48,285		ING Clarion Real Estate Portfolio — Class I	1,381,920	2.0
267,356		ING Emerging Markets Equity Fund — Class I	2,807,242	4.1
35,848	@	ING Goldman Sachs Commodity Strategy Portfolio — Class I	184,618	0.3
102,274		ING Growth and Income Portfolio — Class I	2,805,362	4.0
702,713		ING International Core Fund — Class I	6,942,804	10.0
531,063		ING International Growth Fund — Class I	5,544,294	8.0
81,302		ING International Index Portfolio — Class I	694,320	1.0
73,664		ING JPMorgan Emerging Markets Equity Portfolio — Class I	1,408,456	2.0
372,614		ING Large Cap Growth Portfolio — Class I	6,069,887	8.8
217,336		ING Large Cap Value Fund — Class R6	2,766,692	4.0
296,561		ING Mid Cap Value Fund — Class I	4,160,756	6.0
285,795		ING MidCap Opportunities Portfolio — Class I	4,161,176	6.0

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
517,462		ING Multi-Manager Large Cap Core Portfolio — Class I	$6,758,057	9.8
17,447		ING PIMCO High Yield Portfolio — Class I	181,276	0.3
80,694		ING RussellTM Mid Cap Index Portfolio — Class I	1,109,538	1.6
168,841		ING Small Company Portfolio — Class I	3,467,999	5.0
119,209		ING T Rowe Price Capital Appreciation Portfolio — Class I	3,290,179	4.7
276,872		ING T. Rowe Price Equity Income Portfolio — Class I	4,153,077	6.0
60,833		ING T. Rowe Price Growth Equity Portfolio — Class I	4,326,447	6.2
16,737		ING U.S. Bond Index Portfolio — Class I	175,901	0.3
325,511		ING U.S. Stock Index Portfolio — Class I	4,254,424	6.1

		Total Mutual Funds
		(Cost $62,826,917)	66,644,425	96.2

		Total Investments in Securities (Cost $65,537,138)	$69,234,178	99.9
		Assets in Excess of Other Liabilities	81,884	0.1
		Net Assets	$69,316,062	100.0

@	Non-income producing security

Cost for federal income tax purposes is $65,821,914.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,182,836
Gross Unrealized Depreciation	(770,572)
Net Unrealized Appreciation	$3,412,264

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,589,753	$—	$—	$2,589,753
Mutual Funds	66,644,425	—	—	66,644,425
Total Investments, at fair value	$69,234,178	$—	$—	$69,234,178

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

85

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING SOLUTION 2055 PORTFOLIO

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$1,044,598	$366,670	$(66,637)	$37,289	$1,381,920	$—	$10,840	$—
ING Columbia Contrarian Core Portfolio — Class I	1,285,412	216,574	(1,425,497)	(76,489)	—	—	220,076	—
ING Emerging Markets Equity Fund — Class I	2,143,043	1,090,058	(197,755)	(228,104)	2,807,242	—	1,517	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	977,801	418,180	(1,237,631)	26,268	184,618	—	(113,479)	—
ING Growth and Income Portfolio — Class I	2,542,966	837,386	(738,464)	163,474	2,805,362	24	170,477	—
ING International Core Fund — Class I	5,188,726	2,051,237	(366,397)	69,238	6,942,804	—	(6,482)	—
ING International Growth Fund — Class I	2,067,099	3,544,487	(128,500)	61,208	5,544,294	—	4,166	—
ING International Index Portfolio — Class I	518,428	248,874	(66,631)	(6,351)	694,320	15,307	4,671	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	1,594,778	678,722	(686,357)	(178,687)	1,408,456	—	48,912	—
ING Large Cap Growth Portfolio — Class I	4,164,339	1,840,773	(325,389)	390,164	6,069,887	—	65,173	—
ING Large Cap Value Fund — Class I	3,303,997	818,880	(4,005,054)	(117,823)	—	10,660	262,514	—
ING Large Cap Value Fund — Class R6	—	2,524,651	(44,855)	286,896	2,766,692	—	8,757	—
ING Mid Cap Value Fund — Class I	3,370,498	1,093,126	(599,353)	296,485	4,160,756	—	193,120	—
ING MidCap Opportunities Portfolio — Class I	3,329,178	1,068,329	(602,216)	365,885	4,161,176	—	76,746	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	7,105,338	(198,164)	(149,117)	6,758,057	—	(1,165)	—
ING PIMCO High Yield Portfolio — Class I	513,222	508,966	(836,267)	(4,645)	181,276	18,333	(8,014)	—
ING PIMCO Total Return Bond Portfolio — Class I	372,160	2,627	(371,120)	(3,667)	—	—	3,361	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	1,130,864	(8,361)	(12,965)	1,109,538	—	—	—
ING Small Company Portfolio — Class I	2,596,236	1,130,692	(345,282)	86,353	3,467,999	16,950	36,842	263,823
ING T Rowe Price Capital Appreciation Portfolio — Class I	2,414,790	855,925	(205,027)	224,491	3,290,179	—	40,421	—
ING T. Rowe Price Equity Income Portfolio — Class I	3,840,296	1,106,333	(1,127,333)	333,781	4,153,077	—	181,828	—
ING T. Rowe Price Growth Equity Portfolio — Class I	2,394,238	1,895,860	(241,986)	278,335	4,326,447	—	66,407	—
ING Templeton Foreign Equity Portfolio — Class I	2,104,070	773,686	(2,710,876)	(166,880)	—	—	181,787	—
ING U.S. Bond Index Portfolio — Class I	745,937	2,145,750	(2,716,855)	1,069	175,901	765	(28,625)	20,335
ING U.S. Stock Index Portfolio — Class I	3,801,931	4,646,160	(4,200,382)	6,715	4,254,424	—	726,896	—
	$50,313,743	$38,100,148	$(23,452,389)	$1,682,923	$66,644,425	$62,039	$2,146,746	$284,158

See Accompanying Notes to Financial Statements

86

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Partners, Inc. Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain portfolios with DSL prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

5	To elect 13 nominees to the Board.

6	To approve an amended advisory fee structure that could increase the advisory fee with respect to the portfolio.

7	To approve a new investment sub-advisory agreement between DSL and ING IM with respect to certain Portfolios and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control events that occur as part of the Separation Plan.

8	To approve a modification to the current manager-of-managers policy to permit DSL or ING Investments, as applicable, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio’s shareholders.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Balanced Portfolio	1*	388,581.000	0.000	45,757.000	0.000	434,338.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	434,338.000	0.000	0.000	0.000	434,338.000
John V. Boyer	5*	434,338.000	0.000	0.000	0.000	434,338.000
Patricia W. Chadwick	5*	434,338.000	0.000	0.000	0.000	434,338.000
Albert E. DePrince, Jr.	5*	434,338.000	0.000	0.000	0.000	434,338.000
Peter S. Drotch	5*	434,338.000	0.000	0.000	0.000	434,338.000
J. Michael Earley	5*	434,338.000	0.000	0.000	0.000	434,338.000
Martin J. Gavin	5*	434,338.000	0.000	0.000	0.000	434,338.000
Russell H. Jones	5*	434,338.000	0.000	0.000	0.000	434,338.000
Patrick W. Kenny	5*	434,338.000	0.000	0.000	0.000	434,338.000
Shaun P. Mathews	5*	434,338.000	0.000	0.000	0.000	434,338.000
Joseph E. Obermeyer	5*	434,338.000	0.000	0.000	0.000	434,338.000
Sheryl K. Pressler	5*	434,338.000	0.000	0.000	0.000	434,338.000
Roger B. Vincent	5*	434,338.000	0.000	0.000	0.000	434,338.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	296,369.334	92,211.333	45,757.333	0.000	434,338.000
	7*	345,557.667	43,022.667	45,757.666	0.000	434,338.000
	8*	355,697.500	78,640.500	0.000	0.000	434,338.000

*  Proposals deferred; adjourned to April 26, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Conservative Portfolio	1*	19,613.000	0.000	32,683.000	0.000	52,296.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	52,296.000	0.000	0.000	0.000	52,296.000
John V. Boyer	5*	52,296.000	0.000	0.000	0.000	52,296.000
Patricia W. Chadwick	5*	52,296.000	0.000	0.000	0.000	52,296.000
Albert E. DePrince, Jr.	5*	52,296.000	0.000	0.000	0.000	52,296.000
Peter S. Drotch	5*	52,296.000	0.000	0.000	0.000	52,296.000
J. Michael Earley	5*	52,296.000	0.000	0.000	0.000	52,296.000
Martin J. Gavin	5*	52,296.000	0.000	0.000	0.000	52,296.000
Russell H. Jones	5*	52,296.000	0.000	0.000	0.000	52,296.000
Patrick W. Kenny	5*	52,296.000	0.000	0.000	0.000	52,296.000
Shaun P. Mathews	5*	52,296.000	0.000	0.000	0.000	52,296.000
Joseph E. Obermeyer	5*	52,296.000	0.000	0.000	0.000	52,296.000
Sheryl K. Pressler	5*	52,296.000	0.000	0.000	0.000	52,296.000
Roger B. Vincent	5*	52,296.000	0.000	0.000	0.000	52,296.000

87

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
6*	15,835.667	3,776.667	32,683.666	0.000	52,296.000
7*	19,613.000	0.000	32,683.000	0.000	52,296.000
8*	17,213.667	2,398.667	32,683.666	0.000	52,296.000

*  Proposals deferred; adjourned to April 26, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Income Portfolio	1*	3,186,644.000	263,014.000	217,621.000	0.000	3,667,279.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	3,574,080.000	93,199.000	0.000	0.000	3,667,279.000
John V. Boyer	5*	3,574,080.000	93,199.000	0.000	0.000	3,667,279.000
Patricia W. Chadwick	5*	3,574,080.000	93,199.000	0.000	0.000	3,667,279.000
Albert E. DePrince, Jr.	5*	3,573,560.000	93,719.000	0.000	0.000	3,667,279.000
Peter S. Drotch	5*	3,574,080.000	93,199.000	0.000	0.000	3,667,279.000
J. Michael Earley	5*	3,574,080.000	93,199.000	0.000	0.000	3,667,279.000
Martin J. Gavin	5*	3,574,080.000	93,199.000	0.000	0.000	3,667,279.000
Russell H. Jones	5*	3,574,080.000	93,199.000	0.000	0.000	3,667,279.000
Patrick W. Kenny	5*	3,574,080.000	93,199.000	0.000	0.000	3,667,279.000
Shaun P. Mathews	5*	3,574,080.000	93,199.000	0.000	0.000	3,667,279.000
Joseph E. Obermeyer	5*	3,574,080.000	93,199.000	0.000	0.000	3,667,279.000
Sheryl K. Pressler	5*	3,574,080.000	93,199.000	0.000	0.000	3,667,279.000
Roger B. Vincent	5*	3,574,080.000	93,199.000	0.000	0.000	3,667,279.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	2,712,891.334	734,035.333	220,352.333	0.000	3,667,279.000
	7*	3,093,285.000	308,736.000	265,258.000	0.000	3,667,279.000
	8*	3,131,330.667	432,468.667	103,479.666	0.000	3,667,279.000

*  Proposals deferred; adjourned to April 26, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Moderately Aggressive Portfolio	1*	27,259.000	0.000	4,447.000	0.000	31,706.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	31,706.000	0.000	0.000	0.000	31,706.000
John V. Boyer	5*	31,706.000	0.000	0.000	0.000	31,706.000
Patricia W. Chadwick	5*	31,706.000	0.000	0.000	0.000	31,706.000
Albert E. DePrince, Jr.	5*	31,706.000	0.000	0.000	0.000	31,706.000
Peter S. Drotch	5*	31,706.000	0.000	0.000	0.000	31,706.000
J. Michael Earley	5*	31,706.000	0.000	0.000	0.000	31,706.000
Martin J. Gavin	5*	31,706.000	0.000	0.000	0.000	31,706.000
Russell H. Jones	5*	31,706.000	0.000	0.000	0.000	31,706.000
Patrick W. Kenny	5*	31,706.000	0.000	0.000	0.000	31,706.000
Shaun P. Mathews	5*	31,706.000	0.000	0.000	0.000	31,706.000
Joseph E. Obermeyer	5*	31,706.000	0.000	0.000	0.000	31,706.000
Sheryl K. Pressler	5*	31,706.000	0.000	0.000	0.000	31,706.000
Roger B. Vincent	5*	31,706.000	0.000	0.000	0.000	31,706.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	21,967.000	5,292.000	4,447.000	0.000	31,706.000
	7*	27,259.000	0.000	4,447.000	0.000	31,706.000
	8*	26,330.000	929.000	4,447.000	0.000	31,706.000

*  Proposals deferred; adjourned to April 26, 2013

88

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Moderately Conservative Portfolio	1*	451,157.000	54,664.000	39,555.000	0.000	545,376.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	545,376.000	0.000	0.000	0.000	545,376.000
John V. Boyer	5*	545,376.000	0.000	0.000	0.000	545,376.000
Patricia W. Chadwick	5*	545,376.000	0.000	0.000	0.000	545,376.000
Albert E. DePrince, Jr.	5*	545,376.000	0.000	0.000	0.000	545,376.000
Peter S. Drotch	5*	545,376.000	0.000	0.000	0.000	545,376.000
J. Michael Earley	5*	545,376.000	0.000	0.000	0.000	545,376.000
Martin J. Gavin	5*	545,376.000	0.000	0.000	0.000	545,376.000
Russell H. Jones	5*	545,376.000	0.000	0.000	0.000	545,376.000
Patrick W. Kenny	5*	545,376.000	0.000	0.000	0.000	545,376.000
Shaun P. Mathews	5*	545,376.000	0.000	0.000	0.000	545,376.000
Joseph E. Obermeyer	5*	545,376.000	0.000	0.000	0.000	545,376.000
Sheryl K. Pressler	5*	545,376.000	0.000	0.000	0.000	545,376.000
Roger B. Vincent	5*	545,376.000	0.000	0.000	0.000	545,376.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	202,191.000	328,940.000	14,245.000	0.000	545,376.000
	7*	464,638.000	41,183.000	39,555.000	0.000	545,376.000
	8*	478,883.500	66,492.500	0.000	0.000	545,376.000

*  Proposals deferred; adjourned to April 26, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2015 Portfolio	1*	10,739,041.000	778,938.000	894,604.000	0.000	12,412,583.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	11,858,924.500	553,658.500	0.000	0.000	12,412,583.000
John V. Boyer	5*	11,627,283.500	785,299.500	0.000	0.000	12,412,583.000
Patricia W. Chadwick	5*	11,858,924.500	553,658.500	0.000	0.000	12,412,583.000
Albert E. DePrince, Jr.	5*	11,627,283.500	785,299.500	0.000	0.000	12,412,583.000
Peter S. Drotch	5*	11,610,338.500	802,244.500	0.000	0.000	12,412,583.000
J. Michael Earley	5*	11,627,283.500	785,299.500	0.000	0.000	12,412,583.000
Martin J. Gavin	5*	11,627,283.500	785,299.500	0.000	0.000	12,412,583.000
Russell H. Jones	5*	11,627,283.500	785,299.500	0.000	0.000	12,412,583.000
Patrick W. Kenny	5*	11,627,283.500	785,299.500	0.000	0.000	12,412,583.000
Shaun P. Mathews	5*	11,627,283.500	785,299.500	0.000	0.000	12,412,583.000
Joseph E. Obermeyer	5*	11,858,924.500	553,658.500	0.000	0.000	12,412,583.000
Sheryl K. Pressler	5*	11,627,283.500	785,299.500	0.000	0.000	12,412,583.000
Roger B. Vincent	5*	11,627,283.500	785,299.500	0.000	0.000	12,412,583.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	7,549,878.667	3,942,470.667	920,233.666	0.000	12,412,583.000
	7*	10,048,014.000	1,217,829.000	1,146,740.000	0.000	12,412,583.000
	8*	9,593,227.667	1,770,918.667	1,048,436.666	0.000	12,412,583.000

*  Proposals deferred; adjourned to April 26, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2020 Portfolio	1*	1,500.000	0.000	0.000	0.000	1,500.000
	6*	1,500.000	0.000	0.000	0.000	1,500.000
	7*	1,500.000	0.000	0.000	0.000	1,500.000
	8*	1,500.000	0.000	0.000	0.000	1,500.000

*  Proposals Passed

89

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2025 Portfolio	1*	15,891,310.000	704,607.000	2,187,680.000	0.000	18,783,597.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	17,353,763.000	1,429,834.000	0.000	0.000	18,783,597.000
John V. Boyer	5*	17,617,387.000	1,166,210.000	0.000	0.000	18,783,597.000
Patricia W. Chadwick	5*	17,348,043.000	1,435,554.000	0.000	0.000	18,783,597.000
Albert E. DePrince, Jr.	5*	17,617,387.000	1,166,210.000	0.000	0.000	18,783,597.000
Peter S. Drotch	5*	17,615,076.000	1,168,521.000	0.000	0.000	18,783,597.000
J. Michael Earley	5*	17,610,542.000	1,173,055.000	0.000	0.000	18,783,597.000
Martin J. Gavin	5*	17,587,902.000	1,195,695.000	0.000	0.000	18,783,597.000
Russell H. Jones	5*	17,617,387.000	1,166,210.000	0.000	0.000	18,783,597.000
Patrick W. Kenny	5*	17,608,231.000	1,175,366.000	0.000	0.000	18,783,597.000
Shaun P. Mathews	5*	17,617,328.000	1,166,269.000	0.000	0.000	18,783,597.000
Joseph E. Obermeyer	5*	17,617,328.000	1,166,269.000	0.000	0.000	18,783,597.000
Sheryl K. Pressler	5*	17,356,073.000	1,427,524.000	0.000	0.000	18,783,597.000
Roger B. Vincent	5*	17,605,269.000	1,178,328.000	0.000	0.000	18,783,597.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	11,917,115.667	5,260,964.667	1,605,516.666	0.000	18,783,597.000
	7*	15,491,322.000	1,072,282.000	2,219,993.000	0.000	18,783,597.000
	8*	14,049,791.334	2,854,059.333	1,879,746.333	0.000	18,783,597.000

*  Proposals deferred; adjourned to April 26, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2030 Portfolio	1*	1,500.000	0.000	0.000	0.000	1,500.000
	6*	1,500.000	0.000	0.000	0.000	1,500.000
	7*	1,500.000	0.000	0.000	0.000	1,500.000
	8*	1,500.000	0.000	0.000	0.000	1,500.000

*  Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2035 Portfolio	1*	12,092,133.000	1,576,659.000	1,064,424.000	0.000	14,733,216.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	13,209,904.500	1,523,311.500	0.000	0.000	14,733,216.000
John V. Boyer	5*	13,210,788.500	1,522,427.500	0.000	0.000	14,733,216.000
Patricia W. Chadwick	5*	13,189,083.500	1,544,132.500	0.000	0.000	14,733,216.000
Albert E. DePrince, Jr.	5*	13,210,389.500	1,522,826.500	0.000	0.000	14,733,216.000
Peter S. Drotch	5*	13,210,757.500	1,522,458.500	0.000	0.000	14,733,216.000
J. Michael Earley	5*	13,210,788.500	1,522,427.500	0.000	0.000	14,733,216.000
Martin J. Gavin	5*	13,210,788.500	1,522,427.500	0.000	0.000	14,733,216.000
Russell H. Jones	5*	13,210,788.500	1,522,427.500	0.000	0.000	14,733,216.000
Patrick W. Kenny	5*	13,210,757.500	1,522,458.500	0.000	0.000	14,733,216.000
Shaun P. Mathews	5*	13,210,788.500	1,522,427.500	0.000	0.000	14,733,216.000
Joseph E. Obermeyer	5*	13,210,788.500	1,522,427.500	0.000	0.000	14,733,216.000
Sheryl K. Pressler	5*	13,189,083.500	1,544,132.500	0.000	0.000	14,733,216.000
Roger B. Vincent	5*	13,210,757.500	1,522,458.500	0.000	0.000	14,733,216.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	9,152,284.667	4,828,496.667	752,434.666	0.000	14,733,216.000
	7*	11,689,973.334	1,928,042.333	1,115,200.333	0.000	14,733,216.000
	8*	10,308,260.334	3,564,696.333	860,259.333	0.000	14,733,216.000

*  Proposals deferred; adjourned to April 26, 2013

90

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2040 Portfolio	1*	1,500.000	0.000	0.000	0.000	1,500.000
	6*	1,500.000	0.000	0.000	0.000	1,500.000
	7*	1,500.000	0.000	0.000	0.000	1,500.000
	8*	1,500.000	0.000	0.000	0.000	1,500.000

*  Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2045 Portfolio	1*	8,367,180.000	435,325.000	875,851.000	0.000	9,678,356.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	9,237,963.500	440,392.500	0.000	0.000	9,678,356.000
John V. Boyer	5*	9,437,919.500	240,436.500	0.000	0.000	9,678,356.000
Patricia W. Chadwick	5*	9,437,919.500	240,436.500	0.000	0.000	9,678,356.000
Albert E. DePrince, Jr.	5*	9,437,548.500	240,807.500	0.000	0.000	9,678,356.000
Peter S. Drotch	5*	9,437,650.500	240,705.500	0.000	0.000	9,678,356.000
J. Michael Earley	5*	9,437,919.500	240,436.500	0.000	0.000	9,678,356.000
Martin J. Gavin	5*	9,437,919.500	240,436.500	0.000	0.000	9,678,356.000
Russell H. Jones	5*	9,437,919.500	240,436.500	0.000	0.000	9,678,356.000
Patrick W. Kenny	5*	9,437,919.500	240,436.500	0.000	0.000	9,678,356.000
Shaun P. Mathews	5*	9,437,919.500	240,436.500	0.000	0.000	9,678,356.000
Joseph E. Obermeyer	5*	9,437,919.500	240,436.500	0.000	0.000	9,678,356.000
Sheryl K. Pressler	5*	9,430,990.500	247,365.500	0.000	0.000	9,678,356.000
Roger B. Vincent	5*	9,241,089.500	437,266.500	0.000	0.000	9,678,356.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	6,630,918.334	2,258,636.333	788,801.333	0.000	9,678,356.000
	7*	8,140,417.667	653,856.667	884,081.666	0.000	9,678,356.000
	8*	7,898,667.667	1,079,862.667	699,825.666	0.000	9,678,356.000

*  Proposals deferred; adjourned to April 26, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2050 Portfolio	1*	1,500.000	0.000	0.000	0.000	1,500.000
	6*	1,500.000	0.000	0.000	0.000	1,500.000
	7*	1,500.000	0.000	0.000	0.000	1,500.000
	8*	1,500.000	0.000	0.000	0.000	1,500.000

*  Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2055 Portfolio	1*	501,945.000	51,123.000	25,307.000	0.000	578,375.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	545,550.500	32,824.500	0.000	0.000	578,375.000
John V. Boyer	5*	546,833.500	31,541.500	0.000	0.000	578,375.000
Patricia W. Chadwick	5*	545,550.500	32,824.500	0.000	0.000	578,375.000
Albert E. DePrince, Jr.	5*	555,209.500	23,165.500	0.000	0.000	578,375.000
Peter S. Drotch	5*	546,833.500	31,541.500	0.000	0.000	578,375.000
J. Michael Earley	5*	546,833.500	31,541.500	0.000	0.000	578,375.000
Martin J. Gavin	5*	555,209.500	23,165.500	0.000	0.000	578,375.000
Russell H. Jones	5*	555,209.500	23,165.500	0.000	0.000	578,375.000
Patrick W. Kenny	5*	555,209.500	23,165.500	0.000	0.000	578,375.000
Shaun P. Mathews	5*	555,209.500	23,165.500	0.000	0.000	578,375.000
Joseph E. Obermeyer	5*	546,833.500	31,541.500	0.000	0.000	578,375.000
Sheryl K. Pressler	5*	545,550.500	32,824.500	0.000	0.000	578,375.000
Roger B. Vincent	5*	555,209.500	23,165.500	0.000	0.000	578,375.000

91

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
6*	424,823.667	113,902.667	39,648.666	0.000	578,375.000
7*	486,882.000	57,205.000	34,288.000	0.000	578,375.000
8*	474,773.667	77,917.667	25,683.666	0.000	578,375.000

*  Proposals deferred; adjourned to April 26, 2013

A special meeting of shareholders of the ING Partners, Inc. Registrant was held April 26, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Balanced Portfolio	1*	849,956.000	0.000	111,384.000	0.000	961,340.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	961,340.000	0.000	0.000	0.000	961,340.000
John V. Boyer	5*	961,340.000	0.000	0.000	0.000	961,340.000
Patricia W. Chadwick	5*	961,340.000	0.000	0.000	0.000	961,340.000
Albert E. DePrince, Jr.	5*	961,340.000	0.000	0.000	0.000	961,340.000
Peter S. Drotch	5*	961,340.000	0.000	0.000	0.000	961,340.000
J. Michael Earley	5*	961,340.000	0.000	0.000	0.000	961,340.000
Martin J. Gavin	5*	961,340.000	0.000	0.000	0.000	961,340.000
Russell H. Jones	5*	961,340.000	0.000	0.000	0.000	961,340.000
Patrick W. Kenny	5*	961,340.000	0.000	0.000	0.000	961,340.000
Shaun P. Mathews	5*	961,340.000	0.000	0.000	0.000	961,340.000
Joseph E. Obermeyer	5*	961,340.000	0.000	0.000	0.000	961,340.000
Sheryl K. Pressler	5*	961,340.000	0.000	0.000	0.000	961,340.000
Roger B. Vincent	5*	961,340.000	0.000	0.000	0.000	961,340.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	708,240.334	207,342.333	45,757.333	0.000	961,340.000
	7*	842,002.667	7,952.667	111,384.666	0.000	961,340.000
	8*	852,142.667	43,570.667	65,626.666	0.000	961,340.000

*  Proposals deferred; adjourned to May 13, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Conservative Portfolio	1*	131,450.000	0.000	37,722.000	0.000	169,172.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	168,920.000	252.000	0.000	0.000	169,172.000
John V. Boyer	5*	168,920.000	252.000	0.000	0.000	169,172.000
Patricia W. Chadwick	5*	168,920.000	252.000	0.000	0.000	169,172.000
Albert E. DePrince, Jr.	5*	168,920.000	252.000	0.000	0.000	169,172.000
Peter S. Drotch	5*	168,920.000	252.000	0.000	0.000	169,172.000
J. Michael Earley	5*	168,920.000	252.000	0.000	0.000	169,172.000
Martin J. Gavin	5*	168,920.000	252.000	0.000	0.000	169,172.000
Russell H. Jones	5*	168,920.000	252.000	0.000	0.000	169,172.000
Patrick W. Kenny	5*	168,920.000	252.000	0.000	0.000	169,172.000
Shaun P. Mathews	5*	168,920.000	252.000	0.000	0.000	169,172.000
Joseph E. Obermeyer	5*	168,920.000	252.000	0.000	0.000	169,172.000
Sheryl K. Pressler	5*	168,920.000	252.000	0.000	0.000	169,172.000
Roger B. Vincent	5*	168,920.000	252.000	0.000	0.000	169,172.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	105,065.334	31,423.333	32,683.333	0.000	169,172.000
	7*	130,740.500	0.000	38,431.500	0.000	169,172.000
	8*	128,342.000	3,361.000	37,469.000	0.000	169,172.000

*  Proposals deferred; adjourned to May 13, 2013

92

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Income Portfolio	1*	4,422,925.000	294,218.000	281,184.000	0.000	4,998,327.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	4,843,164.500	155,162.500	0.000	0.000	4,998,327.000
John V. Boyer	5*	4,843,248.500	155,078.500	0.000	0.000	4,998,327.000
Patricia W. Chadwick	5*	4,843,248.500	155,078.500	0.000	0.000	4,998,327.000
Albert E. DePrince, Jr.	5*	4,842,727.500	155,599.500	0.000	0.000	4,998,327.000
Peter S. Drotch	5*	4,843,248.500	155,078.500	0.000	0.000	4,998,327.000
J. Michael Earley	5*	4,843,248.500	155,078.500	0.000	0.000	4,998,327.000
Martin J. Gavin	5*	4,843,248.500	155,078.500	0.000	0.000	4,998,327.000
Russell H. Jones	5*	4,843,248.500	155,078.500	0.000	0.000	4,998,327.000
Patrick W. Kenny	5*	4,843,248.500	155,078.500	0.000	0.000	4,998,327.000
Shaun P. Mathews	5*	4,843,248.500	155,078.500	0.000	0.000	4,998,327.000
Joseph E. Obermeyer	5*	4,843,248.500	155,078.500	0.000	0.000	4,998,327.000
Sheryl K. Pressler	5*	4,843,248.500	155,078.500	0.000	0.000	4,998,327.000
Roger B. Vincent	5*	4,843,248.500	155,078.500	0.000	0.000	4,998,327.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	3,785,149.000	947,852.000	265,326.000	0.000	4,998,327.000
	7*	4,242,420.334	349,904.333	406,002.333	0.000	4,998,327.000
	8*	4,112,427.000	681,607.000	204,293.000	0.000	4,998,327.000

*  Proposals deferred; adjourned to May 13, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Moderately Aggressive Portfolio	1*	309,248.000	0.000	11,324.000	0.000	320,572.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	320,572.000	0.000	0.000	0.000	320,572.000
John V. Boyer	5*	320,572.000	0.000	0.000	0.000	320,572.000
Patricia W. Chadwick	5*	320,572.000	0.000	0.000	0.000	320,572.000
Albert E. DePrince, Jr.	5*	320,572.000	0.000	0.000	0.000	320,572.000
Peter S. Drotch	5*	320,572.000	0.000	0.000	0.000	320,572.000
J. Michael Earley	5*	320,572.000	0.000	0.000	0.000	320,572.000
Martin J. Gavin	5*	320,572.000	0.000	0.000	0.000	320,572.000
Russell H. Jones	5*	320,572.000	0.000	0.000	0.000	320,572.000
Patrick W. Kenny	5*	320,572.000	0.000	0.000	0.000	320,572.000
Shaun P. Mathews	5*	320,572.000	0.000	0.000	0.000	320,572.000
Joseph E. Obermeyer	5*	320,572.000	0.000	0.000	0.000	320,572.000
Sheryl K. Pressler	5*	320,572.000	0.000	0.000	0.000	320,572.000
Roger B. Vincent	5*	320,572.000	0.000	0.000	0.000	320,572.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	189,924.667	126,199.667	4,447.666	0.000	320,572.000
	7*	251,830.000	0.000	68,742.000	0.000	320,572.000
	8*	250,901.334	58,346.333	11,324.333	0.000	320,572.000

*  Proposals deferred; adjourned to May 13, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Moderately Conservative Portfolio	1*	690,533.000	26,009.000	40,847.000	0.000	757,389.000

93

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	757,389.000	0.000	0.000	0.000	757,389.000
John V. Boyer	5*	757,389.000	0.000	0.000	0.000	757,389.000
Patricia W. Chadwick	5*	757,389.000	0.000	0.000	0.000	757,389.000
Albert E. DePrince, Jr.	5*	757,389.000	0.000	0.000	0.000	757,389.000
Peter S. Drotch	5*	757,389.000	0.000	0.000	0.000	757,389.000
J. Michael Earley	5*	757,389.000	0.000	0.000	0.000	757,389.000
Martin J. Gavin	5*	757,389.000	0.000	0.000	0.000	757,389.000
Russell H. Jones	5*	757,389.000	0.000	0.000	0.000	757,389.000
Patrick W. Kenny	5*	757,389.000	0.000	0.000	0.000	757,389.000
Shaun P. Mathews	5*	757,389.000	0.000	0.000	0.000	757,389.000
Joseph E. Obermeyer	5*	757,389.000	0.000	0.000	0.000	757,389.000
Sheryl K. Pressler	5*	757,389.000	0.000	0.000	0.000	757,389.000
Roger B. Vincent	5*	757,389.000	0.000	0.000	0.000	757,389.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	492,224.334	250,919.333	14,245.333	0.000	757,389.000
	7*	691,314.334	19,594.333	46,480.333	0.000	757,389.000
	8*	705,560.000	37,271.000	14,558.000	0.000	757,389.000

*  Proposals deferred; adjourned to May 13, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2015 Portfolio	1*	14,005,844.000	680,129.000	1,321,674.000	0.000	16,007,647.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	15,139,157.500	868,489.500	0.000	0.000	16,007,647.000
John V. Boyer	5*	15,002,011.500	1,005,635.500	0.000	0.000	16,007,647.000
Patricia W. Chadwick	5*	15,123,257.500	884,389.500	0.000	0.000	16,007,647.000
Albert E. DePrince, Jr.	5*	15,002,011.500	1,005,635.500	0.000	0.000	16,007,647.000
Peter S. Drotch	5*	14,985,143.500	1,022,503.500	0.000	0.000	16,007,647.000
J. Michael Earley	5*	15,002,011.500	1,005,635.500	0.000	0.000	16,007,647.000
Martin J. Gavin	5*	15,002,011.500	1,005,635.500	0.000	0.000	16,007,647.000
Russell H. Jones	5*	15,002,011.500	1,005,635.500	0.000	0.000	16,007,647.000
Patrick W. Kenny	5*	15,002,011.500	1,005,635.500	0.000	0.000	16,007,647.000
Shaun P. Mathews	5*	15,001,908.500	1,005,738.500	0.000	0.000	16,007,647.000
Joseph E. Obermeyer	5*	15,002,011.500	1,005,635.500	0.000	0.000	16,007,647.000
Sheryl K. Pressler	5*	15,139,157.500	868,489.500	0.000	0.000	16,007,647.000
Roger B. Vincent	5*	14,986,111.500	1,021,535.500	0.000	0.000	16,007,647.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	11,329,922.000	3,537,074.000	1,140,651.000	0.000	16,007,647.000
	7*	13,408,474.334	951,230.333	1,647,942.333	0.000	16,007,647.000
	8*	12,931,389.334	1,617,637.333	1,458,620.333	0.000	16,007,647.000

*  Proposals deferred; adjourned to May 13, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2025 Portfolio	1*	20,060,030.000	870,626.000	2,429,646.000	0.000	23,360,302.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	21,716,713.000	1,643,589.000	0.000	0.000	23,360,302.000
John V. Boyer	5*	21,869,252.000	1,491,050.000	0.000	0.000	23,360,302.000
Patricia W. Chadwick	5*	21,710,993.000	1,649,309.000	0.000	0.000	23,360,302.000
Albert E. DePrince, Jr.	5*	21,869,252.000	1,491,050.000	0.000	0.000	23,360,302.000
Peter S. Drotch	5*	21,864,165.000	1,496,137.000	0.000	0.000	23,360,302.000
J. Michael Earley	5*	21,879,023.000	1,481,279.000	0.000	0.000	23,360,302.000
Martin J. Gavin	5*	21,868,514.000	1,491,788.000	0.000	0.000	23,360,302.000
Russell H. Jones	5*	21,885,869.000	1,474,433.000	0.000	0.000	23,360,302.000
Patrick W. Kenny	5*	21,860,917.000	1,499,385.000	0.000	0.000	23,360,302.000
Shaun P. Mathews	5*	21,868,259.000	1,492,043.000	0.000	0.000	23,360,302.000
Joseph E. Obermeyer	5*	21,885,811.000	1,474,491.000	0.000	0.000	23,360,302.000
Sheryl K. Pressler	5*	21,718,201.000	1,642,101.000	0.000	0.000	23,360,302.000
Roger B. Vincent	5*	21,831,965.000	1,528,337.000	0.000	0.000	23,360,302.000

94

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
6*	16,682,599.000	4,787,047.000	1,890,656.000	0.000	23,360,302.000
7*	19,565,667.667	1,165,194.667	2,629,439.666	0.000	23,360,302.000
8*	18,455,426.334	2,695,848.333	2,209,027.333	0.000	23,360,302.000

*  Proposals deferred; adjourned to May 13, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2035 Portfolio	1*	15,354,761.000	1,366,653.000	1,672,955.000	0.000	18,394,369.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	16,540,961.000	1,853,408.000	0.000	0.000	18,394,369.000
John V. Boyer	5*	16,546,866.000	1,847,503.000	0.000	0.000	18,394,369.000
Patricia W. Chadwick	5*	16,529,882.000	1,864,487.000	0.000	0.000	18,394,369.000
Albert E. DePrince, Jr.	5*	16,541,447.000	1,852,922.000	0.000	0.000	18,394,369.000
Peter S. Drotch	5*	16,543,628.000	1,850,741.000	0.000	0.000	18,394,369.000
J. Michael Earley	5*	16,543,659.000	1,850,710.000	0.000	0.000	18,394,369.000
Martin J. Gavin	5*	16,543,659.000	1,850,710.000	0.000	0.000	18,394,369.000
Russell H. Jones	5*	16,541,846.000	1,852,523.000	0.000	0.000	18,394,369.000
Patrick W. Kenny	5*	16,546,835.000	1,847,534.000	0.000	0.000	18,394,369.000
Shaun P. Mathews	5*	16,546,866.000	1,847,503.000	0.000	0.000	18,394,369.000
Joseph E. Obermeyer	5*	16,546,866.000	1,847,503.000	0.000	0.000	18,394,369.000
Sheryl K. Pressler	5*	16,524,862.000	1,869,507.000	0.000	0.000	18,394,369.000
Roger B. Vincent	5*	16,546,835.000	1,847,534.000	0.000	0.000	18,394,369.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	12,592,673.667	4,514,945.667	1,286,749.666	0.000	18,394,369.000
	7*	14,900,306.000	1,658,490.000	1,835,573.000	0.000	18,394,369.000
	8*	13,673,423.334	3,207,357.333	1,513,588.333	0.000	18,394,369.000

*  Proposals deferred; adjourned to May 13, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2045 Portfolio	1*	10,221,600.000	387,092.000	1,355,712.000	0.000	11,964,404.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	11,021,480.500	942,923.500	0.000	0.000	11,964,404.000
John V. Boyer	5*	11,163,494.500	800,909.500	0.000	0.000	11,964,404.000
Patricia W. Chadwick	5*	11,163,494.500	800,909.500	0.000	0.000	11,964,404.000
Albert E. DePrince, Jr.	5*	11,163,123.500	801,280.500	0.000	0.000	11,964,404.000
Peter S. Drotch	5*	11,163,303.500	801,100.500	0.000	0.000	11,964,404.000
J. Michael Earley	5*	11,163,494.500	800,909.500	0.000	0.000	11,964,404.000
Martin J. Gavin	5*	11,163,494.500	800,909.500	0.000	0.000	11,964,404.000
Russell H. Jones	5*	11,163,494.500	800,909.500	0.000	0.000	11,964,404.000
Patrick W. Kenny	5*	11,163,494.500	800,909.500	0.000	0.000	11,964,404.000
Shaun P. Mathews	5*	11,163,494.500	800,909.500	0.000	0.000	11,964,404.000
Joseph E. Obermeyer	5*	11,163,494.500	800,909.500	0.000	0.000	11,964,404.000
Sheryl K. Pressler	5*	11,158,573.500	805,830.500	0.000	0.000	11,964,404.000
Roger B. Vincent	5*	11,023,700.500	940,703.500	0.000	0.000	11,964,404.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	8,635,205.667	2,149,072.667	1,180,125.666	0.000	11,964,404.000
	7*	10,023,963.667	532,760.667	1,407,679.666	0.000	11,964,404.000
	8*	9,774,426.334	1,047,679.333	1,142,298.333	0.000	11,964,404.000

*  Proposals deferred; adjourned to May 13, 2013

95

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2055 Portfolio	1*	617,139.000	89,430.000	29,400.000	0.000	735,969.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	663,793.500	72,175.500	0.000	0.000	735,969.000
John V. Boyer	5*	665,017.500	70,951.500	0.000	0.000	735,969.000
Patricia W. Chadwick	5*	663,793.500	72,175.500	0.000	0.000	735,969.000
Albert E. DePrince, Jr.	5*	673,014.500	62,954.500	0.000	0.000	735,969.000
Peter S. Drotch	5*	665,017.500	70,951.500	0.000	0.000	735,969.000
J. Michael Earley	5*	665,017.500	70,951.500	0.000	0.000	735,969.000
Martin J. Gavin	5*	673,014.500	62,954.500	0.000	0.000	735,969.000
Russell H. Jones	5*	673,014.500	62,954.500	0.000	0.000	735,969.000
Patrick W. Kenny	5*	672,991.500	62,977.500	0.000	0.000	735,969.000
Shaun P. Mathews	5*	673,014.500	62,954.500	0.000	0.000	735,969.000
Joseph E. Obermeyer	5*	665,017.500	70,951.500	0.000	0.000	735,969.000
Sheryl K. Pressler	5*	663,793.500	72,175.500	0.000	0.000	735,969.000
Roger B. Vincent	5*	673,014.500	62,954.500	0.000	0.000	735,969.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	510,941.000	181,905.000	43,123.000	0.000	735,969.000
	7*	585,980.000	110,032.000	39,957.000	0.000	735,969.000
	8*	575,994.000	130,200.000	29,775.000	0.000	735,969.000

*  Proposals deferred; adjourned to May 13, 2013

A special meeting of shareholders of the ING Partners, Inc. Registrant was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

ING Partners, Inc.

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	573,865,379.456	42,794,795.115	0.000	0.000	616,660,174.571
John V. Boyer	5*	573,021,834.459	43,638,340.112	0.000	0.000	616,660,174.571
Patricia W. Chadwick	5*	573,742,886.456	42,917,288.115	0.000	0.000	616,660,174.571
Albert E. DePrince, Jr.	5*	572,335,768.456	44,324,406.115	0.000	0.000	616,660,174.571
Peter S. Drotch	5*	572,632,629.459	44,027,545.112	0.000	0.000	616,660,174.571
J. Michael Earley	5*	573,248,886.456	43,411,288.115	0.000	0.000	616,660,174.571
Martin J. Gavin	5*	573,514,908.456	43,145,266.115	0.000	0.000	616,660,174.571
Russell H. Jones	5*	572,951,237.459	43,708,937.112	0.000	0.000	616,660,174.571
Patrick W. Kenny	5*	572,650,997.456	44,009,177.115	0.000	0.000	616,660,174.571
Shaun P. Mathews	5*	573,234,679.456	43,425,495.115	0.000	0.000	616,660,174.571
Joseph E. Obermeyer	5*	573,338,184.456	43,321,990.115	0.000	0.000	616,660,174.571
Sheryl K. Pressler	5*	573,948,856.459	42,711,318.112	0.000	0.000	616,660,174.571
Roger B. Vincent	5*	572,333,367.456	44,326,807.115	0.000	0.000	616,660,174.571

*  Proposal Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Balanced Portfolio	1*	1,909,314.000	0.000	291,077.000	0.000	2,200,391.000
	6*	1,494,429.334	554,598.333	151,363.333	0.000	2,200,391.000
	7*	1,892,353.334	7,247.333	300,790.333	0.000	2,200,391.000
	8*	1,739,075.334	250,757.333	210,558.333	0.000	2,200,391.000

*  Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Conservative Portfolio	1*	448,223.000	0.000	78,413.000	0.000	526,636.000
	6*	324,964.000	128,298.000	73,374.000	0.000	526,636.000
	7*	447,499.500	0.000	79,136.500	0.000	526,636.000
	8*	408,351.000	40,111.000	78,174.000	0.000	526,636.000

*  Proposals deferred; adjourned to May 31, 2013

96

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Income Portfolio	1*	6,952,537.000	445,054.000	528,396.000	0.000	7,925,987.000
	6*	6,085,197.334	1,368,911.333	471,878.333	0.000	7,925,987.000
	7*	6,815,006.000	499,127.000	611,854.000	0.000	7,925,987.000
	8*	6,510,124.667	948,365.667	467,496.666	0.000	7,925,987.000

*  Proposals deferred; adjourned to May 31, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Moderately Aggressive Portfolio	1*	736,573.000	0.000	20,149.000	0.000	756,722.000
	6*	509,740.334	234,219.333	12,762.333	0.000	756,722.000
	7*	639,709.000	0.000	117,013.000	0.000	756,722.000
	8*	638,746.000	58,890.000	59,086.000	0.000	756,722.000

*  Proposals deferred; adjourned to May 31, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Moderately Conservative Portfolio	1*	1,693,912.000	14,941.000	142,808.000	0.000	1,851,661.000
	6*	1,165,262.334	609,371.333	77,027.333	0.000	1,851,661.000
	7*	1,620,171.334	81,953.333	149,536.333	0.000	1,851,661.000
	8*	1,555,807.000	145,757.000	150,097.000	0.000	1,851,661.000

*  Proposals deferred; adjourned to May 31, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2015 Portfolio	1*	22,831,311.000	795,744.000	2,730,133.000	0.000	26,357,188.000
	6*	20,249,624.667	3,556,795.667	2,550,767.666	0.000	26,357,188.000
	7*	22,431,727.334	887,958.333	3,037,502.333	0.000	26,357,188.000
	8*	21,799,533.667	1,835,546.667	2,722,107.666	0.000	26,357,188.000

*  Proposals deferred; adjourned to May 31, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2025 Portfolio	1*	33,433,725.000	1,216,116.000	4,928,848.000	0.000	39,578,689.000
	6*	29,622,313.334	5,617,528.333	4,338,847.333	0.000	39,578,689.000
	7*	32,952,240.000	1,446,928.000	5,179,521.000	0.000	39,578,689.000
	8*	31,628,478.667	3,417,343.667	4,532,866.666	0.000	39,578,689.000

*  Proposals deferred; adjourned to May 31, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2035 Portfolio	1*	26,569,353.000	1,463,921.000	3,307,861.000	0.000	31,341,135.000
	6*	22,816,275.000	5,461,954.000	3,062,906.000	0.000	31,341,135.000
	7*	26,183,120.667	1,648,167.667	3,509,846.666	0.000	31,341,135.000
	8*	24,512,810.334	3,624,284.333	3,204,040.333	0.000	31,341,135.000

*  Proposals deferred; adjourned to May 31, 2013

97

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2045 Portfolio	1*	18,091,035.000	828,573.000	2,878,953.000	0.000	21,798,561.000
	6*	15,068,291.334	4,142,032.333	2,588,237.333	0.000	21,798,561.000
	7*	17,775,297.000	967,609.000	3,055,655.000	0.000	21,798,561.000
	8*	16,263,156.000	2,804,820.000	2,730,585.000	0.000	21,798,561.000

*  Proposals deferred; adjourned to May 31, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2055 Portfolio	1*	1,263,843.000	98,136.000	123,913.000	0.000	1,485,892.000
	6*	956,603.334	391,280.333	138,008.333	0.000	1,485,892.000
	7*	1,228,571.667	105,803.667	151,516.666	0.000	1,485,892.000
	8*	1,064,800.000	301,780.000	119,312.000	0.000	1,485,892.000

*  Proposals deferred; adjourned to May 31, 2013

A special meeting of shareholders of the ING Partners, Inc. Registrant was held May 31, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Conservative Portfolio	1*	729,602.000	0.000	97,464.000	0.000	827,066.000
	6*	602,531.000	132,110.000	92,425.000	0.000	827,066.000
	7*	728,878.500	0.000	98,187.500	0.000	827,066.000
	8*	689,729.667	40,111.667	97,224.666	0.000	827,066.000

*  Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Income Portfolio	1*	8,387,390.000	528,202.000	1,105,722.000	0.000	10,021,314.000
	6*	7,239,678.334	1,730,956.333	1,050,679.333	0.000	10,021,314.000
	7*	8,245,637.667	593,847.667	1,181,828.666	0.000	10,021,314.000
	8*	7,823,519.667	1,136,102.667	1,061,691.666	0.000	10,021,314.000

*  Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Moderately Aggressive Portfolio	1*	1,172,164.000	0.000	44,912.000	0.000	1,217,076.000
	6*	945,331.000	234,219.000	37,526.000	0.000	1,217,076.000
	7*	1,075,299.500	0.000	141,776.500	0.000	1,217,076.000
	8*	1,074,336.667	58,889.667	83,849.666	0.000	1,217,076.000

*  Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution Moderately Conservative Portfolio	1*	2,088,669.000	10,548.000	221,825.000	0.000	2,321,042.000
	6*	1,587,892.334	540,152.333	192,997.333	0.000	2,321,042.000
	7*	2,013,845.334	78,643.333	228,553.333	0.000	2,321,042.000
	8*	1,952,397.667	137,496.667	231,147.666	0.000	2,321,042.000

*  Proposals Passed

98

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2015 Portfolio	1*	28,550,734.000	1,214,597.000	4,061,109.000	0.000	33,826,440.000
	6*	24,779,396.000	5,255,547.000	3,791,497.000	0.000	33,826,440.000
	7*	28,055,258.334	1,287,431.333	4,483,750.333	0.000	33,826,440.000
	8*	27,253,602.000	2,514,991.000	4,057,847.000	0.000	33,826,440.000

*  Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2025 Portfolio	1*	44,613,828.000	2,185,898.000	7,614,422.000	0.000	54,414,148.000
	6*	39,551,771.667	7,913,500.667	6,948,875.666	0.000	54,414,148.000
	7*	44,165,423.667	2,383,580.667	7,865,143.666	0.000	54,414,148.000
	8*	42,559,011.667	4,624,237.667	7,230,898.666	0.000	54,414,148.000

*  Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2035 Portfolio	1*	37,903,552.000	1,293,438.000	6,418,941.000	0.000	45,615,931.000
	6*	33,061,015.667	6,323,723.667	6,231,191.666	0.000	45,615,931.000
	7*	37,436,216.334	1,523,033.333	6,656,681.333	0.000	45,615,931.000
	8*	35,698,579.000	3,679,358.000	6,237,994.000	0.000	45,615,931.000

*  Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2045 Portfolio	1*	24,082,621.000	723,279.000	4,905,036.000	0.000	29,710,936.000
	6*	20,050,833.000	4,856,091.000	4,804,012.000	0.000	29,710,936.000
	7*	23,908,382.667	783,701.667	5,018,851.666	0.000	29,710,936.000
	8*	22,021,464.000	2,935,866.000	4,753,606.000	0.000	29,710,936.000

*  Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Solution 2055 Portfolio	1*	1,875,505.000	104,632.000	257,288.000	0.000	2,237,425.000
	6*	1,514,199.667	444,728.667	278,496.666	0.000	2,237,425.000
	7*	1,841,470.667	112,298.667	283,655.666	0.000	2,237,425.000
	8*	1,677,430.667	306,910.667	253,083.666	0.000	2,237,425.000

*  Proposals Passed

99

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY CONTRACTS IN CONNECTION WITH THE SEPARATION PLAN FOR ING SOLUTION 2015 PORTFOLIO, ING SOLUTION 2020 PORTFOLIO, ING SOLUTION 2025 PORTFOLIO, ING SOLUTION 2030 PORTFOLIO, ING SOLUTION 2035 PORTFOLIO, ING SOLUTION 2040 PORTFOLIO, ING SOLUTION 2045 PORTFOLIO, ING SOLUTION 2050 PORTFOLIO, ING SOLUTION 2055 PORTFOLIO, ING SOLUTION BALANCED PORTFOLIO (FORMERLY, ING SOLUTION GROWTH PORTFOLIO), ING SOLUTION CONSERVATIVE PORTFOLIO, ING SOLUTION INCOME PORTFOLIO, ING SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (FORMERLY, ING SOLUTION AGGRESSIVE GROWTH PORTFOLIO), ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (FORMERLY, ING SOLUTION MODERATE PORTFOLIO) (EACH A “PORTFOLIO” AND, COLLECTIVELY THE “PORTFOLIOS”)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, when the Portfolios, each a series of ING Partners, Inc. (the “Company”), enter into a new investment advisory contract (each an “Advisory Contract”) with Directed Services LLC (“Directed Services” or the “Adviser”), the Board of Directors (the “Board”) of the Company, including a majority of the Board members who have no direct or indirect interest in the Advisory Contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Directors”), must approve the new arrangements. Discussed below are certain factors that the Board considered at meetings held on January 10, 2013 in determining whether to approve new advisory arrangements for the Portfolios in connection with the Separation Plan, as defined and discussed below.

The Board noted that pursuant to an agreement with the European Commission, ING Groep N.V. (“ING Groep”), the ultimate parent company of the Adviser, has announced its intention to divest ING U.S., Inc. (“ING U.S.”), its U.S.-based insurance, retirement services, and investment management operations, which includes the Adviser, into an independent, standalone company by the end of 2016 (such divestment, the “Separation Plan”). ING U.S. is a wholly owned, indirect subsidiary of ING Groep and a parent company of the Adviser. The Board further noted that the Separation Plan may result in the Adviser’s loss of access to the services and resources of its ultimate parent company, which could adversely affect its businesses and profitability. The Board recognized that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control. If a change of control is deemed to take place, the investment advisory and sub-advisory agreements for the investment companies in the ING fund complex under the Board’s jurisdiction (“ING Funds”), including the Portfolios, would terminate and trigger the necessity for new agreements, which would require the approval of the Board and, potentially, the shareholders of an ING Fund. The Board also recognized that there can be no assurance that the Separation Plan will be carried out.

The Board considered the potential effects of the separation on the Portfolios and the Adviser, including the Adviser’s ability prior to, during and after the separation to perform the same level of service to the Portfolios as it currently provides. In this regard, the Board noted that the Adviser does not currently anticipate that the separation would have a material adverse impact on the Portfolios or its operations and administration.

ING Groep’s base case to achieve the Separation Plan is through an initial public offering of ING U.S. (the “IPO”) followed by the divestment of ING Groep’s remaining ownership interest over time through one or more additional public offerings of ING U.S. stock, or, possibly, through one or more privately negotiated sales of the stock. (While the Separation Plan is the base case, it is possible that the Separation Plan may be achieved by means of a sale to a single buyer or group of buyers.)

Each of the Portfolios is subject to the 1940 Act, which provides that any investment advisory agreement must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a “Change of Control Event.” It is anticipated that one or more of the transactions contemplated by the Separation Plan would be deemed a Change of Control Event.

As described above, the Separation Plan contemplates one or more transactions, commencing with the IPO, that are expected to result ultimately in a direct or indirect Change of Control Event for the Adviser, which in turn would result in the automatic termination of the current advisory agreements (collectively, the “Current Agreements”). The decisions by the Board, including a majority of the Independent Directors, to approve the proposed advisory agreements for the Portfolios (collectively, the “Proposed Agreements”) were based on a determination by the Board that it would be in the best interests of the shareholders of the Portfolios for the Adviser to continue providing investment advisory and related services for the

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Portfolios, without interruption, as consummation of the Separation Plan proceeds.

The Board was aware that the IPO may not result immediately in a Change of Control Event, but also recognized that the Separation Plan contemplates a series of transactions that are expected to result in one or more Change of Control Events in the future. The Board concluded that approval by shareholders at this time of both the Proposed Agreements and future agreements that may become effective upon certain Change of Control Events in the future will permit the Portfolios to benefit from the continuation of services by the Adviser and its affiliates throughout the Separation Plan without the need for multiple shareholder meetings. The Board was informed by the Adviser and its counsel that the Adviser is seeking to obtain regulatory assurances that the staff of the U.S. Securities and Exchange Commission would not object to approval of future agreements by shareholders at this time.

Prior to its approval of the Proposed Agreements, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Adviser under the Current Agreements and to be provided under the Proposed Agreements. A substantial portion of this review was conducted as part of, and in conjunction with, the Board’s annual reviews of the Current Agreements, which were most recently approved for continuation at an in-person meeting of the Board held on November 29, 2012. During the review process that led to its approval of the Current Agreements on November 29, 2012, the Board was aware that it likely would be asked in the very near future to consider approval of the Proposed Agreements.

On November 29, 2012, the Board concluded, in light of all factors it considered, including undertakings by the Adviser relating to certain follow-up actions, that the approval of the Current Agreements was in the best interests of the Portfolios and their shareholders and that the fee rates set forth in the Current Agreements were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided and to be provided under the Current Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Current Agreements; (3) the existence of any “fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized the Adviser and its affiliates with respect to its services to the Portfolios.

A further description of the process followed by the Board in approving the Current Agreements on November 29, 2012, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ Annual Report, dated December 31, 2012, under the section titled “BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY CONTRACTS.”

In connection with its approval of the Proposed Agreements, on January 10, 2013, the Board considered its conclusions in connection with its November 29, 2012 approvals of those Current Agreements that were in effect on that date, including the Board’s general satisfaction with the nature, extent and quality of services being provided and, as applicable, actions taken or to be taken in certain instances to improve the relationship between the costs and the quality of services being provided. Also in connection with its January 10, 2013 approvals of the Proposed Agreements, the Board considered a representation made to it on that date by the Adviser’s president that there were no additional developments not already disclosed to the Board since November 29, 2012 that would be a material consideration to the Board in connection with its consideration of the Proposed Agreements.

As a result, in addition to the information identified above, in considering the Proposed Agreements, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of the Adviser and its affiliates that render investment sub-advisory, administrative, distribution, compliance and other services to the Portfolios. When making its decisions on January 10, 2013, the Board took into account that, commencing in early 2011, it had posed ongoing inquiries to, and received regular updates from, management relating to the Separation Plan.

Subsequent to November 2012, the Board and its committees accelerated their due diligence processes by engaging in an extensive review and analysis of additional information regarding the proposed IPO and related matters. This analysis focused on, among other matters, the expectations for continuity and stability of ING U.S. throughout implementation of the Separation Plan and thereafter. In this connection, the Board considered that the Separation Plan is being implemented as a result of legal and regulatory commitments by ING Groep, that the Board generally has been satisfied with the nature, extent and quality

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

of the services provided to the Portfolios, including investment advisory, administrative and support services, and that it would be in the Portfolio’s best interests to maintain continuity and stability of the services currently being provided. The Board carefully considered ING U.S.’s anticipated future plans related to capitalization, operational matters, and the retention of current levels of staffing and related compensation structures, as well as the desires of its senior executives and key employees and the importance of the investment management operations within the ING U.S. business structure going forward.

Among other steps in its nearly two-year due diligence process, which accelerated upon ING U.S.’s Form S-1 filing, the following actions were taken and considered by or on behalf of the Board:

1.	The Independent Directors solicited and received ongoing advice regarding the Board’s legal duties from K&L Gates, legal counsel for such Board members, which law firm has extensive experience regarding such matters.

2.	The Independent Directors established an Ad Hoc IPO Transaction Committee (the “IPO Committee”), consisting exclusively of Independent Directors, to help oversee, coordinate, and perform portions of the Board’s due diligence activities. In this connection, the IPO Committee considered, among other matters, relevant legal guidance and the processes followed by certain other investment company boards of directors or trustees when they approved contracts in connection with Change of Control Events.

3.	The Independent Directors, with assistance from K&L Gates, prepared written inquiries to the Adviser and its affiliates regarding the IPO, including details regarding ING U.S.’s anticipated business plan for continuing operations after the IPO and potential Change of Control Events.

4.	The Board received and evaluated written responses from the Adviser and its affiliates pursuant to inquiries made on the Board’s behalf. These evaluations were conducted through a series of separate meetings by the Board’s Audit Committee, Compliance Committee, Contracts Committee, Domestic Equity Funds Investment Review Committee, International/Balanced/Fixed Income Funds Investment Review Committee, Nominating and Governance Committee, and IPO Committee (collectively, the “Committees”), and by the Independent Directors (which, at times, included one or both Board members who are not Independent Directors). With respect to services to be rendered to the Portfolios by ING U.S. during implementation of the Separation Plan, each Committee evaluated matters relating to those services typically overseen by such Committee (and, in the case of the IPO Committee, relevant matters not otherwise assigned to a standing Committee). Future references herein to actions taken by the Board or the Independent Directors may include, in some instances, actions taken by one or more of the Committees.

5.	The Board requested and participated in a series of in-person and/or telephonic meetings involving presentations from senior management personnel at ING U.S. (including its Chief Executive Officer, Chief Operating Officer, Chief Risk Officer, Head of Corporate Development, Head of Proprietary Investments, and the heads of each proposed primary operating unit of ING U.S.), as well as from senior management of the Adviser and its affiliates. The Board also requested and had such meetings with the Portfolios’ Chief Compliance Officer and Chief Investment Risk Officer who, as a matter of course, report directly to the Board or its Committees.

6.	The Board received and reviewed the preliminary Form S-1 that contained extensive information relating to, among other matters, ING U.S.’s anticipated business plans and financial structure. In this connection, the Board considered, among other matters: the anticipated arrangements between ING Groep and ING U.S. over the course of the Separation Plan; the anticipated use of potential proceeds of the capital that would be raised through the Form S-1 offering (including that portion of potential proceeds that may be retained by ING Groep and that portion that may be dedicated to the capitalization and operations of ING U.S., including its asset management operations); the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by ING U.S.-affiliated insurance companies; and other information provided by the Adviser and its affiliates.

7.	K&L Gates retained Grail Partners LLC (“Grail”), an independent investment banking firm with extensive experience relating to business operations such as those to be conducted by ING U.S., in order to help K&L Gates evaluate and advise the Board with respect to, among other matters, details of ING U.S.’s anticipated business plan and financial capitalization as set forth in its Form S-1 and related information provided by the

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Adviser and its affiliates, including the potential implications to the Adviser and its non-insurance affiliates of insurance regulations and related capitalization matters. The Independent Directors or IPO Committee members attended certain in-person and telephone conference call meetings at which Grail rendered advice to K&L Gates regarding these matters and responded to questions.

8.	The Independent Directors, the Board, and many of its Committees held in-person meetings on November 27, 28, and 29, 2012 during which, among other actions, they evaluated the responsive due diligence information provided to date by the Adviser and its affiliates, and considered input from K&L Gates, Grail, and others regarding the Form S-1. At the conclusion of these meetings, the Independent Directors and the Committees posed to the Adviser and its affiliates a series of follow-up information requests.

9.	Among the follow-up actions arising from the November 27, 28, and 29, 2012 meetings, the Independent Directors requested and received written assurances that the Adviser and its affiliates: are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; and throughout the time period during which the Separation Plan is implemented, will notify and consult with the Board in advance if management proposes to take certain actions with respect to these matters. The Board considered that such services include, but are not limited to, portfolio management services, administrative services, and regulatory compliance services. In this regard, the Board considered representations by the Adviser and its affiliates that their separation from ING Groep as contemplated by the Separation Plan will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Portfolios. The Board also considered that the importance of the asset management operations to the overall success of ING U.S., as described by the Form S-1 and during presentations by senior ING U.S. management personnel, could provide a strong incentive to ING U.S. to provide appropriate resource allocations to support those asset management operations.

10.	The Board considered representations by the Adviser and its affiliates that approval of the Proposed Agreements would be necessary for the Portfolios to continue receiving investment management services from the Adviser following the Change of Control Events contemplated by the Separation Plan.

11.	The Board considered representations by the Adviser and its affiliates, as well as related supporting documentation, indicating that the Proposed Agreements, including the fees payable thereunder, are substantially similar to and, in any event, are no less favorable to the Portfolios than, the terms of the corresponding Current Agreements.

12.	The Board considered that, to the extent that the Proposed Agreements do have changes, those changes are designed to benefit shareholders and/or to provide management, subject to Board supervision, with greater flexibility to manage the Portfolios in a manner consistent with stated investment objectives. In this connection, the Board considered, among other matters, the Adviser’s representation that no material changes would be made to the Proposed Agreements, as compared to the Current Agreements, with respect to the material contractual terms that were previously negotiated under which the Portfolios and their Adviser currently operate, including contractual provisions relating to fees and expenses.

13.	The Board considered representations by the Adviser and its affiliates, including senior investment management personnel, as well as related supporting documentation, indicating that: (a) the Adviser can be expected to provide services of the same nature, extent and quality under the Proposed Agreements as are provided thereby under the Current Agreements; and (b) the Separation Plan is not expected to result in any changes to: (i) the management of the Portfolios, including the continuity of the Portfolios’ portfolio managers and other personnel responsible for the management operations of the Portfolios; or (ii) the investment objective of or the principal investment strategies used to manage any of the Portfolios.

14.	The Board considered the steps by the Adviser and its affiliates that have been taken and are planned to be taken to retain the employment of key personnel, including incentive compensation plan arrangements, as well as the overall positive indications by many such personnel regarding the opportunities presented by the Separation Plan to create and grow an investment management operation that is independent from other ING Groep banking and insurance operations that will not be part of ING U.S.

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

15.	The Board considered that the Adviser and its affiliates have agreed to bear all expenses associated with obtaining shareholder approval of the Proposed Agreements.

16.	The Board considered ING U.S.’s preliminary “branding” plans regarding the future name of its asset management operations, as well as its anticipated ability to continue to use the “ING” brand name for such operations for a period of time following the IPO.

17.	The Board considered the advice provided by Dechert LLP, legal counsel to the Portfolios and the Adviser, with respect to the Proposed Agreements (including advice relating to the process and timing of seeking shareholder approval of the Proposed Agreements, and whether shareholder approvals would be required in connection with any future aspects of the Separation Plan following the IPO) and regarding the Board’s role and responsibilities with respect to ING Groep’s restructuring.

18.	The Board considered the legal obligation of ING Groep under the Separation Plan to divest its ownership interest in ING U.S., as well as certain potential advantages and disadvantages to shareholders of the Portfolios of this divestiture, and certain potential advantages and disadvantages of alternative divestiture actions that ING Groep might be forced to take if the Proposed Agreements are not approved by the Board or by shareholders of the Portfolios.

19.	The Board considered peer group and benchmark investment performance comparison data relating to the Portfolios that was more current than related comparison data considered by it in connection with the November 29, 2012 approvals of the Current Agreements.

20.	The Board considered actions taken by the Adviser subsequent to the November 29, 2012 approvals of the Current Agreements with respect to certain ING Funds in response to requests made by the Board in connection with those approvals.

21.	The Board considered the potential benefits to be realized by the Adviser and its affiliates as a result of the Proposed Agreements.

22.	The Board considered that, if shareholders approve the Proposed Agreements, the Board currently expects to continue to conduct an annual contracts review process consistent with the process it would have conducted had the Current Agreements continued in effect and not been replaced by the Proposed Agreements, notwithstanding the two-year initial term set forth in the Proposed Agreements. For example, if the Proposed Agreements are approved by shareholders in 2013, the Board would not legally be required to review or renew those contracts until 2015. However, the Board currently intends to conduct annual reviews of such contracts in 2013 and 2014, and ING has consented to this process. Thus, the Board emphasized that it would be able to, and intends to, monitor on a regular basis the ability of the Adviser and its affiliates to comply with their undertakings to the Board and to monitor on an ongoing basis the quality of services to, and expenses of, the Portfolios. In addition, the Board considered that, under the Proposed Agreements, it will continue to have the authority, should the need arise in its view, to terminate any of the Proposed Agreements without penalty upon 60 days’ notice.

Based on the foregoing and other relevant considerations, at meetings of the Board held on January 10, 2013, the Board, including a majority of the Independent Directors, voted to approve the Proposed Agreements and to recommend approval of the Proposed Agreements by shareholders of the Portfolios. In this connection, the Board concluded that, in light of all factors considered, the terms of the Proposed Agreements, including fee rates, were fair and reasonable, and that it would be in the best interests of shareholders of the Portfolios to approve the Proposed Agreements so as to enable there to be a continuation without interruption of the current services being provided by the current service providers pursuant to the Current Agreements. In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the Proposed Agreements and to recommend approval of the Proposed Agreements to shareholders.

BOARD CONSIDERATION AND APPROVAL OF AN AMENDED ADVISORY FEE STRUCTURE FOR ING SOLUTION 2015 PORTFOLIO, ING SOLUTION 2020 PORTFOLIO, ING SOLUTION 2025 PORTFOLIO, ING SOLUTION 2030 PORTFOLIO, ING SOLUTION 2035 PORTFOLIO, ING SOLUTION 2040 PORTFOLIO, ING SOLUTION 2045 PORTFOLIO, ING SOLUTION 2050 PORTFOLIO, ING SOLUTION 2055 PORTFOLIO, ING SOLUTION BALANCED PORTFOLIO (FORMERLY, ING SOLUTION GROWTH PORTFOLIO), ING SOLUTION CONSERVATIVE PORTFOLIO, ING SOLUTION INCOME

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

PORTFOLIO, ING SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (FORMERLY, ING SOLUTION AGGRESSIVE GROWTH PORTFOLIO), ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (FORMERLY, ING SOLUTION MODERATE PORTFOLIO) (EACH A “PORTFOLIO” AND, COLLECTIVELY THE “PORTFOLIOS”)

At a meeting held on January 10, 2013, the Board considered the approval of amending the fee rate schedules for the Portfolios to transition the fees payable by these Portfolios to Directed Services to a new investment advisory fee structure (the “Amended Fee Structure”). In determining whether to approve the proposed Amended Fee Structure, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the proposed new bifurcated fees payable under the advisory agreement for each Portfolio should be approved. The materials provided to the Board in support of the proposed change in advisory fees included the following: (1) a memorandum presenting Directed Services’ rationale for requesting a change to the Amended Fee Structure; (2) Directed Services’ supporting documentation, including copies of the amended fee rate schedules for the advisory agreement for each Portfolio; and (3) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by Directed Services in the context of Directed Services’ services to the Portfolios and other ING Funds.

The Board’s consideration of whether to approve the amendments to the Portfolios’ advisory fee rate structures took into account several factors including, but not limited to, the following: (1) the nature, extent and quality of the revised strategies emphasizing direct investment services provided by Directed Services to the Portfolios under the changes in strategy for the Portfolio; (2) the representations that the current flat fee rate structures do not fully compensate Directed Services for the range of services it provides to the Portfolios with respect to direct investment management; (3) the fairness of the compensation payable to Directed Services under the proposed Amended Fee Structure; (4) the pricing structure (including the estimated expense ratio to be borne by shareholders) of each Portfolio; (5) Directed Services’ contractual obligation to limit expenses through at least May 1, 2018, including Acquired Fund Fees and Expenses; (6) the projected profitability for Directed Services under the proposed Amended Fee Structure; and (7) comparisons of the amended fee rate schedules with selected peer groups of mutual funds that operate as funds-of-funds and invest substantially all of their assets in affiliated mutual funds, which comparisons indicated that the maximum proposed blended fee rates for the Portfolios are equal to or very close to these peer group averages.

After its deliberation, the Board concluded that: (1) the Amended Fee Structure to be implemented on behalf of each Portfolio is reasonable in the context of all factors considered by the Board; and (2) the estimated expense ratio for each Portfolio under the Amended Fee Structure is reasonable in the context of all factors considered by the Board. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related conclusions.

BOARD CONSIDERATION AND APPROVAL OF A NEW INVESTMENT SUB-ADVISORY AGREEMENT FOR ING SOLUTION 2015 PORTFOLIO, ING SOLUTION 2020 PORTFOLIO, ING SOLUTION 2025 PORTFOLIO, ING SOLUTION 2030 PORTFOLIO, ING SOLUTION 2035 PORTFOLIO, ING SOLUTION 2040 PORTFOLIO, ING SOLUTION 2045 PORTFOLIO, ING SOLUTION 2050 PORTFOLIO, ING SOLUTION 2055 PORTFOLIO, ING SOLUTION BALANCED PORTFOLIO (FORMERLY, ING SOLUTION GROWTH PORTFOLIO), ING SOLUTION CONSERVATIVE PORTFOLIO, ING SOLUTION INCOME PORTFOLIO, ING SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (FORMERLY, ING SOLUTION AGGRESSIVE GROWTH PORTFOLIO), ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (FORMERLY, ING SOLUTION MODERATE PORTFOLIO) (EACH A “PORTFOLIO” AND, COLLECTIVELY THE “PORTFOLIOS”)

At a meeting of the Board held on January 10, 2013, the Board, including a majority of the Independent Directors, determined to: (1) appoint ING Investment Management Co. LLC (“ING IM”) as sub-adviser to the Portfolios; and (2) approve new sub-advisory agreements between Directed Services and ING IM (the “Proposed Sub-Advisory Agreements”) under which ING IM would serve as sub-adviser to each of the Portfolios.

In determining whether to approve the Proposed Sub-Advisory Agreement with ING IM, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Proposed Sub-Advisory Agreement should be approved for each of the Portfolios. The materials provided to the Board to inform its consideration of whether to approve the Proposed Sub-Advisory Agreement with ING IM included: (1) memoranda and related materials provided to the Board in advance of its November 29, 2012 or January 10, 2013 meeting, as applicable, discussing management’s rationale for recommending that ING IM serve as sub-adviser to

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the Portfolios to align the Portfolios’ advisory arrangements with the standard adviser/sub-adviser management structure that is in place with other funds in the ING Fund Complex; (2) ING IM’s responses to inquiries from K&L Gates LLP, counsel to the Independent Directors; (3) supporting documentation, including copies of the forms of the Proposed Sub-Advisory Agreement with ING IM; and (4) other information relevant to the Board’s evaluation.

In reaching its decision to engage ING IM as sub-adviser to the Portfolios, the Board, including a majority of the Independent Directors, considered a number of factors, including, but not limited to, the following: (1) Directed Services’ view with respect to the reputation of ING IM as a manager to similar funds and as consultant to certain of the Portfolios; (2) ING IM’s strength and reputation in the industry; (3) the nature, extent, and quality of the services to be provided by ING IM under the Proposed Sub-Advisory Agreement; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up; (5) that the portfolio management team for the Portfolios would not change; (6) the fairness of the compensation under the Proposed Sub-Advisory Agreement in light of the services to be provided by ING IM and the projected profitability of ING IM as the Portfolios’ sub-adviser; (7) the costs for the services to be provided by ING IM, including that the management fee rate would not change upon the appointment of ING IM; (8) the sub-advisory fee rate payable by Directed Services to ING IM; (9) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws; (10) the appropriateness of the selection of ING IM in light of each Portfolio’s investment objective and investor base; and (11) ING IM’s Code of Ethics, which had been approved by the Board previously, and related procedures for complying with that Code.

In determining to approve the Proposed Sub-Advisory Agreement with ING IM, the Board considered the same factors and reached the same conclusions, as applicable, as described above in the section entitled “BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY CONTRACTS IN CONNECTION WITH THE SEPARATION PLAN.”

After its deliberation, the Board reached the following conclusions: (1) ING IM should be appointed to serve as sub-adviser to the Portfolios under the Proposed Sub-Advisory Agreement with ING IM; (2) the sub-advisory fee rates payable by the Adviser to ING IM are reasonable in the context of all factors considered by the Board; and (3) ING IM maintains an appropriate compliance program, with this conclusion based upon, among other things, reports from the Portfolios’ Chief Compliance Officer whether ING IM’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws. Based on these conclusions and other factors, the Board voted to approve the Proposed Sub-Advisory Agreement for the Portfolios. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS FOR ING SOLUTION AGGRESSIVE PORTFOLIO (THE “PORTFOLIO”)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, when the Portfolio, a series of ING Partners, Inc. (the “Company”) enters into a new investment advisory contract (the “Advisory Contract”) with Directed Services LLC (“Directed Services” or the “Adviser”) and a new sub-advisory contract (the “Sub-Advisory Contract”) (together, the “Advisory and Sub-Advisory Contracts”) between the Adviser and ING Investment Management Co. LLC, the sub-adviser to the Portfolio (the “Sub-Adviser” or “ING IM”), the Board of Directors (the “Board”) of the Company, including a majority of the Board members who have no direct or indirect interest in the Advisory and Sub-Advisory Contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Directors”), must approve the new arrangements. Discussed below are certain factors that the Board considered at meetings held on March 7, 2013 in determining whether to approve new advisory and sub-advisory arrangements for the Portfolio. Among other actions, the Independent Directors of the Board: retain the services of one or more independent consultants with experience in the mutual fund industry to assist the Independent Directors in working with the personnel employed by the Adviser or its affiliates who administer the Portfolios (“Management”) to identify the types of information presented to the Board to inform its deliberations with respect to advisory and sub-advisory relationships and to help evaluate that information; evaluate industry best practices in regard to the consideration of investment advisory and sub-advisory contracts; establish a specific format in which certain requested information is provided to the Board; and determine the process for reviewing such information in connection with advisory and sub-advisory contract approvals.

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The type and format of the information provided to the Board or to K&L Gates LLP, legal counsel for the Independent Directors, in connection with the contract approval process, has been codified in a 15(c) methodology guide (“15(c) Methodology Guide”) for the investment companies in the ING fund complex under the Board’s jurisdiction (“ING Funds”). This guide was developed under the direction of the Independent Directors and sets out a blueprint pursuant to which the Independent Directors request certain information that they deem important to facilitate an informed review in connection with initial approvals of advisory and sub-advisory contracts. The Independent Directors review and update the 15(c) Methodology Guide annually. Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”) prior to the Independent Directors’ review of advisory and sub-advisory arrangements (including the Portfolios’ Advisory and Sub-Advisory Contracts). The Independent Directors previously retained an independent firm to verify and test the accuracy of certain FACT sheets data for a representative sample of the ING Funds. In addition, the Contracts Committee routinely employs the services of an independent consultant to assist in its review and analysis of, among other matters, the 15(c) Methodology Guide, the content and format of the FACT sheets, and the selected peer group of investment companies (“Selected Peer Group”) to be used by the ING Funds for certain comparison purposes during the review process. As part of an ongoing process, the Contracts Committee recommends or considers recommendations from Management for refinements to the 15(c) Methodology Guide and other aspects of the review process, and the Board’s International/ Balanced/ Fixed Income Funds Investment Review Committee reviews benchmarks used to assess the performance of the Portfolio.

In determining whether to approve the Advisory Contract for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Advisory Contract should be approved. The materials provided to the Board in support of the Portfolio’s advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Portfolio that discusses, among other things, Directed Services’ experience and expertise in the management of other ING Funds, including the existing ING Solution Portfolios; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Portfolio’s proposed fee rate structures to its comparable selected peer group (“Selected Peer Group”) and Morningstar/Lipper category medians; (4) supporting documentation, including copies of the form of Advisory Contract for the Portfolio; and (5) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by Directed Services in the context of Directed Services’ oversight and management of ING Funds.

At the Board meeting at which the Advisory Contract was considered, the Board considered that the Portfolio would be subject to the standard policies and procedures of the Company previously approved by the Board for other series of the Company and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the Portfolio, Directed Services would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other ING Funds.

The Board’s consideration of whether to approve the Advisory Contract with Directed Services on behalf of the Portfolio took into account several factors including, but not limited to, the following: (1) the nature, extent and quality of the services to be provided by Directed Services to the Portfolio under the proposed Advisory Contract; (2) Directed Services’ experience as a manager-of-managers overseeing sub-advisers to other ING Funds, including similar Funds-of-Funds; (3) Directed Services’ strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Portfolio; (5) the costs for the services to be provided by Directed Services, including that the proposed advisory fee would not be subject to breakpoint discounts; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Portfolio, including that: (a) the proposed management fee rate for the Portfolio is above the median and average management fees of the funds in the Portfolio’s Selected Peer Group, and (b) the estimated expense ratio for the Portfolio is below the median and average expense ratios of the funds in the Portfolio’s Selected Peer Group; (7) the projected profitability of Directed Services; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Directed Services, including its management team’s expertise in the management of other ING Funds, including other Funds-of-Funds and

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asset allocation products; (9) Directed Services’ compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other ING Funds; (10) the information that had been provided by Directed Services at regular Board meetings, and in anticipation of the March 2013 meeting, with respect to its capabilities in overseeing similar asset allocation products; and (11) “fall-out benefits” to Directed Services and its affiliates that were anticipated to arise from Directed Services’ management of the Portfolio.

In reviewing the proposed Sub-Advisory Contract with ING IM, the Board considered a number of factors, including, but not limited to, the following: (1) Directed Services’ view of the reputation of ING IM and its sub-advisory services; (2) ING IM’s strength and reputation in the industry; (3) the information that had been provided by ING IM in advance of the March 6, 2013 Joint International/Balanced/Fixed Income Funds/Domestic Equity Funds Investment Review Committee meeting at which ING IM presented with respect to ING IM’s sub-advisory services; (4) the nature, extent and quality of the services to be provided by ING IM under the proposed Sub-Advisory Contract; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM; (6) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by ING IM as the Portfolio’s Sub-Adviser; (7) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by the Company’s Chief Compliance Officer; (8) ING IM’s financial condition; (9) the appropriateness of the selection of ING IM in light of the Fund’s investment objective and prospective investor base; and (10) ING IM’s Code of Ethics, which were previously approved by the Board.

After its deliberation, the Board reached the following conclusions: (1) the Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the proposed sub-advisory fee rate payable by Directed Services to ING IM is reasonable in the context of all factors considered by the Board; and (4) Directed Services and ING IM each maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of its compliance programs.

Based on these conclusions and other factors, the Board voted to approve the Advisory and Sub-Advisory Contracts for the Portfolio. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related conclusions.

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Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-USOL     (0613-082013)

Semi-Annual Report

June 30, 2013

Classes ADV, I, S, S2 and T

ING Partners, Inc.

■	ING Index Solution Income Portfolio
■	ING Index Solution 2015 Portfolio
■	ING Index Solution 2020 Portfolio
■	ING Index Solution 2025 Portfolio
■	ING Index Solution 2030 Portfolio
■	ING Index Solution 2035 Portfolio
■	ING Index Solution 2040 Portfolio
■	ING Index Solution 2045 Portfolio
■	ING Index Solution 2050 Portfolio
■	ING Index Solution 2055 Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	2
Market Perspective	3
Shareholder Expense Examples	5
Statements of Assets and Liabilities	8
Statements of Operations	14
Statements of Changes in Net Assets	17
Financial Highlights	22
Notes to Financial Statements	28
Portfolios of Investments	39
Shareholder Meeting Information	49
Advisory Contract Approval Discussion	57

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you’re not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we’d better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, “How do I save more?” It may instead be, “How do I make my savings accomplish more?” That’s where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it’s a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don’t worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 7, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan’s parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market’s advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank (“ECB”) President Draghi’s July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was “ready to do whatever it takes to preserve the euro.” This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve’s $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product (“GDP”) was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn’t like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody’s relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe’s and Bank of Japan Governor Kuroda’s steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi’s words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank’s quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers’ indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period (except as noted) and held for the entire period from January 1, 2013 to June 30, 2013. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**
ING Index Solution Income Portfolio
Class ADV	$1,000.00	$1,015.00	0.62%	$3.10	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1000.00	1018.50	0.12	0.60	1000.00	1024.20	0.12	0.60
Class S	1000.00	1016.80	0.37	1.85	1000.00	1022.96	0.37	1.86
Class S2	1000.00	1016.10	0.52	2.60	1000.00	1022.22	0.52	2.61
Class T	1000.00	1015.00	0.82	4.10	1000.00	1020.73	0.82	4.11
ING Index Solution 2015 Portfolio
Class ADV	1,000.00	1,022.20	0.62	3.11	1,000.00	1,021.72	0.62	3.11
Class I	1,000.00	1,025.60	0.12	0.60	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,023.90	0.37	1.86	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,023.20	0.52	2.61	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,021.10	0.82	4.11	1,000.00	1,020.73	0.82	4.11

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**
ING Index Solution 2020 Portfolio
Class ADV	$1,000.00	$1,042.10	0.62%	$3.14	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,043.60	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,042.90	0.37	1.87	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,042.00	0.52	2.63	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,040.40	0.82	4.15	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2025 Portfolio
Class ADV	1,000.00	1,053.00	0.62	3.16	1,000.00	1,021.72	0.62	3.11
Class I	1,000.00	1,056.00	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,054.40	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,054.20	0.52	2.65	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,052.00	0.82	4.17	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2030 Portfolio
Class ADV	1,000.00	1,060.80	0.62	3.17	1,000.00	1,021.72	0.62	3.11
Class I	1,000.00	1,063.00	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,061.50	0.37	1.89	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,060.70	0.52	2.66	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,060.10	0.82	4.19	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2035 Portfolio
Class ADV	1,000.00	1,073.20	0.62	3.19	1,000.00	1,021.72	0.62	3.11
Class I	1,000.00	1,075.80	0.12	0.62	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,074.50	0.37	1.90	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,073.30	0.52	2.67	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,072.20	0.82	4.21	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2040 Portfolio
Class ADV	1,000.00	1,079.60	0.62	3.20	1,000.00	1,021.72	0.62	3.11
Class I	1,000.00	1,082.40	0.12	0.62	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,081.10	0.37	1.91	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,080.40	0.52	2.68	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,079.00	0.82	4.23	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2045 Portfolio
Class ADV	1,000.00	1,078.00	0.62	3.19	1,000.00	1,021.72	0.62	3.11
Class I	1,000.00	1,080.30	0.12	0.62	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,079.10	0.37	1.91	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,079.00	0.52	2.68	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,076.90	0.82	4.22	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2050 Portfolio
Class ADV	1,000.00	1,079.50	0.62	3.20	1,000.00	1,021.72	0.62	3.11
Class I	1,000.00	1,082.40	0.12	0.62	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,081.90	0.37	1.91	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,080.20	0.52	2.68	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,078.90	0.82	4.23	1,000.00	1,020.73	0.82	4.11

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2013**
ING Index Solution 2055 Portfolio
Class ADV	$1,000.00	$1,078.80	0.62%	$3.20	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,080.30	0.12	0.62	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,080.00	0.37	1.91	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,078.70	0.52	2.68	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,077.40	0.82	4.22	1,000.00	1,020.73	0.82	4.11

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

7

STATEMENTS OF ASSETS AND LIABILITIES FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2020 Portfolio	ING Index Solution 2025 Portfolio
ASSETS:
Investments in securities at fair value*	$18,160,770	$28,047,020	$2,058	$48,753,146
Investments in affiliated underlying funds at fair value**	163,960,624	252,959,004	15,524	394,263,200
Total investments at fair value	$182,121,394	$281,006,024	$17,582	$443,016,346
Cash	154,255	217,801	11	322,034
Receivables:
Investment in affiliated underlying funds sold	556,489	1,994,147	116	3,953,161
Fund shares sold	16,511	68,471	—	125,775
Prepaid expenses	634	811	—	1,148
Reimbursement due from manager	21,543	32,055	339	44,580
Total assets	182,870,826	283,319,309	18,048	447,463,044
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	483,350	1,668,693	110	3,278,884
Payable for fund shares redeemed	219,690	590,697	—	1,098,300
Payable for investment management fees	17,602	26,760	4	42,875
Payable for administrative fees	15,177	23,115	2	36,507
Payable for distribution and shareholder service fees	43,818	79,318	4	134,434
Payable for trustee fees	937	1,388	1	2,107
Other accrued expenses and liabilities	34,223	41,756	4	56,423
Total liabilities	814,797	2,431,727	125	4,649,530
NET ASSETS	$182,056,029	$280,887,582	$17,923	$442,813,514
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$162,806,618	$255,028,620	$15,061	$387,779,969
Undistributed net investment income	6,269,725	7,555,946	510	9,670,005
Accumulated net realized gain	10,108,808	12,647,810	1,253	20,865,987
Net unrealized appreciation	2,870,878	5,655,206	1,099	24,497,553
NET ASSETS	$182,056,029	$280,887,582	$17,923	$442,813,514
_________________________
* Cost of investments in securities	$18,416,559	$28,503,871	$2,096	$49,774,910
** Cost of investments in affiliated underlying funds	$160,833,957	$246,846,947	$14,387	$368,743,883

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2020 Portfolio	ING Index Solution 2025 Portfolio
Class ADV
Net assets	$33,584,651	$119,906,848	$3,580	$214,530,331
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,109,611	11,299,374	301	19,624,061
Net asset value and redemption price per share	$10.80	$10.61	$11.89	$10.93

Class I
Net assets	$8,196,896	$26,568,572	$3,604	$32,021,581
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	744,078	2,458,470	301	2,876,705
Net asset value and redemption price per share	$11.02	$10.81	$11.97	$11.13

Class S
Net assets	$135,512,500	$113,206,421	$3,587	$151,110,450
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,411,590	10,563,453	301	13,692,254
Net asset value and redemption price per share	$10.92	$10.72	$11.92	$11.04

Class S2
Net assets	$4,758,728	$21,202,545	$3,586	$45,147,872
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	442,691	2,005,420	301	4,143,718
Net asset value and redemption price per share	$10.75	$10.57	$11.91	$10.90

Class T
Net assets	$3,254	$3,196	$3,566	$3,280
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	300	300	301	300
Net asset value and redemption price per share	$10.85	$10.65	$11.84	$10.93

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Index Solution 2030 Portfolio	ING Index Solution 2035 Portfolio	ING Index Solution 2040 Portfolio	ING Index Solution 2045 Portfolio
ASSETS:
Investments in securities at fair value*	$1,638	$26,552,311	$880	$8,739,668
Investments in affiliated underlying funds at fair value**	17,033	316,616,900	18,528	185,391,937
Total investments at fair value	$18,671	$343,169,211	$19,408	$194,131,605
Cash	42	232,910	11	120,144
Receivables:
Investment in affiliated underlying funds sold	142	2,337,329	159	1,562,646
Fund shares sold	—	526,336	—	224,714
Prepaid expenses	—	873	—	514
Reimbursement due from manager	293	36,925	239	20,930
Total assets	19,148	346,303,584	19,817	196,060,553
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	178	2,708,978	165	1,871,471
Payable for fund shares redeemed	—	354,364	—	16,962
Payable for investment management fees	3	31,675	3	17,144
Payable for administrative fees	2	28,187	2	15,986
Payable for distribution and shareholder service fees	5	107,352	4	61,050
Payable for trustee fees	1	1,626	1	920
Other accrued expenses and liabilities	4	45,235	5	26,223
Total liabilities	193	3,277,417	180	2,009,756
NET ASSETS	$18,955	$343,026,167	$19,637	$194,050,797
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$15,070	$293,318,582	$15,071	$164,055,404
Undistributed net investment income	536	6,506,828	394	3,216,260
Accumulated net realized gain	1,335	16,789,828	1,463	10,120,966
Net unrealized appreciation	2,014	26,410,929	2,709	16,658,167
NET ASSETS	$18,955	$343,026,167	$19,637	$194,050,797
_________________________
* Cost of investments in securities	$1,672	$27,197,962	$910	$9,071,996
** Cost of investments in affiliated underlying funds	$14,985	$289,560,320	$15,789	$168,401,442

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Index Solution 2030 Portfolio	ING Index Solution 2035 Portfolio	ING Index Solution 2040 Portfolio	ING Index Solution 2045 Portfolio
Class ADV
Net assets	$3,785	$175,985,126	$3,920	$100,997,024
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	16,001,782	301	9,132,522
Net asset value and redemption price per share	$12.57	$11.00	$13.02	$11.06

Class I
Net assets	$3,813	$19,296,257	$3,952	$10,024,693
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	1,722,089	301	887,180
Net asset value and redemption price per share	$12.66	$11.21	$13.13	$11.30

Class S
Net assets	$3,794	$108,963,980	$3,932	$64,640,341
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	9,809,509	301	5,778,102
Net asset value and redemption price per share	$12.60	$11.11	$13.06	$11.19

Class S2
Net assets	$3,791	$38,777,508	$3,927	$18,385,420
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	3,531,231	301	1,662,890
Net asset value and redemption price per share	$12.59	$10.98	$13.04	$11.06

Class T
Net assets	$3,772	$3,296	$3,906	$3,319
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	300	301	300
Net asset value and redemption price per share	$12.53	$10.99	$12.98	$11.06

See Accompanying Notes to Financial Statements

11

STATEMENTS OF ASSETS AND LIABILITIES FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Index Solution 2050 Portfolio	ING Index Solution 2055 Portfolio
ASSETS:
Investments in securities at fair value*	$880	$1,286,353
Investments in affiliated underlying funds at fair value**	18,354	33,122,684
Total investments at fair value	$19,234	$34,409,037
Cash	21	32,367
Receivables:
Investment in affiliated underlying funds sold	172	297,173
Fund shares sold	—	106,484
Prepaid expenses	—	79
Reimbursement due from manager	236	4,691
Total assets	19,663	34,849,831
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	185	428,653
Payable for fund shares redeemed	—	28
Payable for investment management fees	3	2,930
Payable for administrative fees	1	2,767
Payable for distribution and shareholder service fees	5	10,935
Payable for trustee fees	1	153
Other accrued expenses and liabilities	5	2,487
Total liabilities	200	447,953
NET ASSETS	$19,463	$34,401,878
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$15,073	$30,078,613
Undistributed net investment income	379	487,160
Accumulated net realized gain	1,310	1,392,208
Net unrealized appreciation	2,701	2,443,897
NET ASSETS	$19,463	$34,401,878
_________________________
* Cost of investments in securities	$910	$1,332,727
** Cost of investments in affiliated underlying funds	$15,623	$30,632,413

See Accompanying Notes to Financial Statements

12

STATEMENTS OF ASSETS AND LIABILITIES FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Index Solution 2050 Portfolio	ING Index Solution 2055 Portfolio
Class ADV
Net assets	$3,885	$18,220,000
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	1,400,918
Net asset value and redemption price per share	$12.90	$13.01

Class I
Net assets	$3,918	$1,093,163
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	82,907
Net asset value and redemption price per share	$13.01	$13.19

Class S
Net assets	$3,897	$10,195,451
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	778,394
Net asset value and redemption price per share	$12.95	$13.10

Class S2
Net assets	$3,891	$4,889,367
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	375,611
Net asset value and redemption price per share	$12.93	$13.02

Class T
Net assets	$3,872	$3,897
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	301
Net asset value and redemption price per share	$12.86	$12.95

See Accompanying Notes to Financial Statements

13

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2020 Portfolio	ING Index Solution 2025 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$901,831	$1,585,556	$105	$2,863,320
Interest	11	17	—	33
Dividends	483,293	713,701	46	1,076,014
Total investment income	1,385,135	2,299,274	151	3,939,367

EXPENSES:
Investment management fees	95,371	141,309	10	215,336
Distribution and shareholder service fees:
Class ADV	82,282	289,014	8	502,885
Class S	174,850	141,999	4	183,641
Class S2	11,016	46,980	8	97,609
Class T	12	11	13	12
Transfer agent fees	199	240	126	330
Administrative service fees	92,946	137,664	9	208,967
Shareholder reporting expense	5,062	7,225	1,509	9,460
Professional fees	22,660	28,596	4,375	33,548
Custody and accounting expense	7,062	9,740	54	13,710
Trustee fees	2,812	4,164	1	6,321
Miscellaneous expense	4,493	4,385	559	9,723
Total expenses	498,765	811,327	6,676	1,281,542
Net waived and reimbursed fees	(123,499)	(181,175)	(6,641)	(270,411)
Net expenses	375,266	630,152	35	1,011,131
Net investment income	1,009,869	1,669,122	116	2,928,236

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	84,087	106,306	7	151,255
Capital gain distributions from affiliated underlying funds	1,467,588	2,217,944	137	3,453,481
Sale of affiliated underlying funds	2,825,678	4,094,170	313	5,607,507
Net realized gain	4,377,353	6,418,420	457	9,212,243
Net change in unrealized appreciation (depreciation) on:
Investments	(662,156)	(985,728)	(72)	(1,753,036)
Affiliated underlying funds	(1,605,176)	(965,315)	207	10,042,079
Net change in unrealized appreciation (depreciation)	(2,267,332)	(1,951,043)	135	8,289,043
Net realized and unrealized gain	2,110,021	4,467,377	592	17,501,286
Increase in net assets resulting from operations	$3,119,890	$6,136,499	$708	$20,429,522

See Accompanying Notes to Financial Statements

14

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Index Solution 2030 Portfolio	ING Index Solution 2035 Portfolio	ING Index Solution 2040 Portfolio	ING Index Solution 2045 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$141	$2,465,927	$148	$1,496,918
Interest	—	21	—	10
Dividends	34	582,517	15	141,052
Total investment income	175	3,048,465	163	1,637,980

EXPENSES:
Investment management fees	10	164,693	9	92,435
Distribution and shareholder service fees:
Class ADV	11	416,514	11	240,040
Class S	5	129,819	5	76,330
Class S2	11	85,064	11	40,395
Class T	14	12	15	12
Transfer agent fees	127	286	126	214
Administrative service fees	9	161,204	10	91,278
Shareholder reporting expense	1,509	6,596	1,509	4,719
Professional fees	4,375	28,963	4,375	18,466
Custody and accounting expense	54	9,955	54	5,722
Trustee fees	1	4,876	1	2,761
Miscellaneous expense	559	6,180	559	5,751
Total expenses	6,685	1,014,162	6,685	578,123
Net waived and reimbursed fees	(6,644)	(210,825)	(6,642)	(122,513)
Net expenses	41	803,337	43	455,610
Net investment income	134	2,245,128	120	1,182,370

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	7	116,380	7	67,655
Capital gain distributions from affiliated underlying funds	138	2,423,899	143	1,410,603
Sale of affiliated underlying funds	375	5,211,114	374	3,648,735
Net realized gain	520	7,751,393	524	5,126,993
Net change in unrealized appreciation (depreciation) on:
Investments	(60)	(1,017,887)	(37)	(406,614)
Affiliated underlying funds	470	12,423,421	826	7,185,521
Net change in unrealized appreciation (depreciation)	410	11,405,534	789	6,778,907
Net realized and unrealized gain	930	19,156,927	1,313	11,905,900
Increase in net assets resulting from operations	$1,064	$21,402,055	$1,433	$13,088,270

See Accompanying Notes to Financial Statements

15

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Index Solution 2050 Portfolio	ING Index Solution 2055 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$150	$249,011
Interest	—	2
Dividends	15	23,239
Total investment income	165	272,252

EXPENSES:
Investment management fees	9	15,321
Distribution and shareholder service fees:
Class ADV	11	39,262 >
Class S	5	11,740
Class S2	11	10,717
Class T	15	15
Transfer agent fees	127	195
Administrative service fees	9	15,158
Shareholder reporting expense	1,509	951
Professional fees	4,375	5,903
Custody and accounting expense	54	1,116
Trustee fees	1	459
Miscellaneous expense	559	4,047
Total expenses	6,685	104,884
Net waived and reimbursed fees	(6,643)	(27,477)
Net expenses	42	77,407
Net investment income	123	194,845

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	7	10,836
Capital gain distributions from affiliated underlying funds	141	234,991
Sale of affiliated underlying funds	379	696,435
Net realized gain	527	942,262
Net change in unrealized appreciation (depreciation) on:
Investments	(37)	(58,307)
Affiliated underlying funds	807	1,044,667
Net change in unrealized appreciation (depreciation)	770	986,360
Net realized and unrealized gain	1,297	1,928,622
Increase in net assets resulting from operations	$1,420	$2,123,467

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution Income Portfolio		ING Index Solution 2015 Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$1,009,869	$3,604,412	$1,669,122	$4,248,453
Net realized gain	4,377,353	7,666,620	6,418,420	8,177,993
Net change in unrealized appreciation (depreciation)	(2,267,332)	3,656,997	(1,951,043)	8,962,568
Increase in net assets resulting from operations	3,119,890	14,928,029	6,136,499	21,389,014

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(662,737)	—	(1,651,150)
Class I	—	(207,209)	—	(326,331)
Class S	—	(3,569,484)	—	(1,856,825)
Class S2	—	(96,139)	—	(227,817)
Class T	—	(68)	—	(43)
Net realized gains:
Class ADV	—	(954,575)	—	(2,868,999)
Class I	—	(255,859)	—	(471,906)
Class S	—	(4,873,967)	—	(3,057,376)
Class S2	—	(124,484)	—	(364,882)
Class T	—	(113)	—	(93)
Total distributions	—	(10,744,635)	—	(10,825,422)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,047,819	27,445,842	39,389,246	94,759,547
Reinvestment of distributions	—	10,744,454	—	10,825,287
	12,047,819	38,190,296	39,389,246	105,584,834
Cost of shares redeemed	(20,935,896)	(31,315,298)	(32,566,969)	(40,357,565)
Net increase (decrease) in net assets resulting from capital share transactions	(8,888,077)	6,874,998	6,822,277	65,227,269
Net increase (decrease) in net assets	(5,768,187)	11,058,392	12,958,776	75,790,861

NET ASSETS:
Beginning of year or period	187,824,216	176,765,824	267,928,806	192,137,945
End of year or period	$182,056,029	$187,824,216	$280,887,582	$267,928,806
Undistributed net investment income at end of year or period	$6,269,725	$5,259,856	$7,555,946	$5,886,824

See Accompanying Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution 2020 Portfolio		ING Index Solution 2025 Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$116	$293	$2,928,236	$5,461,831
Net realized gain	457	1,105	9,212,243	13,351,882
Net change in unrealized appreciation	135	419	8,289,043	17,628,339
Increase in net assets resulting from operations	708	1,817	20,429,522	36,442,052

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(6)	—	(1,729,019)
Class I	—	(9)	—	(295,775)
Class S	—	(7)	—	(1,474,506)
Class S2	—	(6)	—	(388,185)
Class T	—	(4)	—	(23)
Net realized gains:
Class ADV	—	(158)	—	(3,916,939)
Class I	—	(158)	—	(514,206)
Class S	—	(158)	—	(2,991,981)
Class S2	—	(158)	—	(754,693)
Class T	—	(158)	—	(79)
Total distributions	—	(822)	—	(12,065,406)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	68,500,870	143,445,295
Payment from distribution/payment by affiliate (Note 6)	21	—	—	—
Reinvestment of distributions	—	3	—	12,065,303
	21	3	68,500,870	155,510,598
Cost of shares redeemed	—	—	(27,727,367)	(40,154,165)
Net increase in net assets resulting from capital share transactions	21	3	40,773,503	115,356,433
Net increase in net assets	729	998	61,203,025	139,733,079

NET ASSETS:
Beginning of year or period	17,194	16,196	381,610,489	241,877,410
End of year or period	$17,923	$17,194	$442,813,514	$381,610,489
Undistributed net investment income at end of year or period	$510	$394	$9,670,005	$6,741,769

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution 2030 Portfolio		ING Index Solution 2035 Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$134	$341	$2,245,128	$3,739,148
Net realized gain	520	1,081	7,751,393	9,966,196
Net change in unrealized appreciation	410	905	11,405,534	18,118,165
Increase in net assets resulting from operations	1,064	2,327	21,402,055	31,823,509

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3)	—	(1,125,085)
Class I	—	(6)	—	(181,830)
Class S	—	(4)	—	(840,026)
Class S2	—	(4)	—	(280,305)
Class T	—	(1)	—	(16)
Net realized gains:
Class ADV	—	(202)	—	(3,933,503)
Class I	—	(202)	—	(457,931)
Class S	—	(202)	—	(2,512,243)
Class S2	—	(202)	—	(781,442)
Class T	—	(202)	—	(96)
Total distributions	—	(1,028)	—	(10,112,477)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	53,513,126	114,056,470
Payment from distribution/payment by affiliate (Note 6)	31	—	—	—
Reinvestment of distributions	—	3	—	10,112,365
	31	3	53,513,126	124,168,835
Cost of shares redeemed	—	—	(22,811,652)	(34,014,634)
Net increase in net assets resulting from capital share transactions	31	3	30,701,474	90,154,201
Net increase in net assets	1,095	1,302	52,103,529	111,865,233

NET ASSETS:
Beginning of year or period	17,860	16,558	290,922,638	179,057,405
End of year or period	$18,955	$17,860	$343,026,167	$290,922,638
Undistributed net investment income at end of year or period	$536	$402	$6,506,828	$4,261,700

See Accompanying Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution 2040 Portfolio		ING Index Solution 2045 Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$120	$237	$1,182,370	$1,836,781
Net realized gain	524	1,177	5,126,993	5,541,200
Net change in unrealized appreciation	789	1,130	6,778,907	11,985,020
Increase in net assets resulting from operations	1,433	2,544	13,088,270	19,363,001

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(574,755)
Class I	—	(2)	—	(138,703)
Class S	—	(1)	—	(454,638)
Class S2	—	(1)	—	(115,478)
Class T	—	—	—	(13)
Net realized gains:
Class ADV	—	(239)	—	(1,811,927)
Class I	—	(239)	—	(308,590)
Class S	—	(239)	—	(1,208,751)
Class S2	—	(239)	—	(289,035)
Class T	—	(239)	—	(77)
Total distributions	—	(1,199)	—	(4,901,967)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	30,984,294	60,551,568
Payment from distribution/payment by affiliate (Note 6)	30	—	—	—
Reinvestment of distributions	—	4	—	4,901,877
	30	4	30,984,294	65,453,445
Cost of shares redeemed	—	—	(18,868,961)	(16,104,649)
Net increase in net assets resulting from capital share transactions	30	4	12,115,333	49,348,796
Net increase in net assets	1,463	1,349	25,203,603	63,809,830

NET ASSETS:
Beginning of year or period	18,174	16,825	168,847,194	105,037,364
End of year or period	$19,637	$18,174	$194,050,797	$168,847,194
Undistributed net investment income at end of year or period	$394	$274	$3,216,260	$2,033,890

See Accompanying Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution 2050 Portfolio		ING Index Solution 2055 Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$123	$229	$194,845	$267,028
Net realized gain	527	1,210	942,262	527,585
Net change in unrealized appreciation	770	1,129	986,360	1,787,232
Increase in net assets resulting from operations	1,420	2,568	2,123,467	2,581,845

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(25,618)
Class I	—	(2)	—	(6,000)
Class S	—	(1)	—	(28,363)
Class S2	—	—	—	(12,664)
Net realized gains:
Class ADV	—	(278)	—	(96,797)
Class I	—	(279)	—	(12,819)
Class S	—	(279)	—	(72,254)
Class S2	—	(278)	—	(29,586)
Class T	—	(278)	—	(34)
Total distributions	—	(1,395)	—	(284,135)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	9,621,985	16,975,789
Payment from distribution/payment by affiliate (Note 6)	32	—	—	—
Reinvestment of distributions	—	4	—	284,102
	32	4	9,621,985	17,259,891
Cost of shares redeemed	—	—	(4,965,466)	(2,350,906)
Net increase in net assets resulting from capital share transactions	32	4	4,656,519	14,908,985
Net increase in net assets	1,452	1,177	6,779,986	17,206,695

NET ASSETS:
Beginning of year or period	18,011	16,834	27,621,892	10,415,197
End of year or period	$19,463	$18,011	$34,401,878	$27,621,892
Undistributed net investment income at end of year or period	$379	$256	$487,160	$292,315

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution Income Portfolio
Class ADV
06-30-13	10.64	0.05	•	0.11	0.16	—	—		—	—	—	10.80	1.50	0.75	0.62	0.62	0.87	33,585	20
12-31-12	10.42	0.19	•	0.67	0.86	0.26	0.38		—	0.64	—	10.64	8.36	0.71	0.62	0.62	1.79	31,359	45
12-31-11	10.76	0.14		0.09	0.23	0.25	0.32		—	0.57	—	10.42	2.35	0.62	0.62	0.62	1.46	25,479	78
12-31-10	10.22	0.23	•	0.52	0.75	0.11	0.10		—	0.21	—	10.76	7.37	0.62	0.62	0.62	2.24	19,550	45
12-31-09	9.24	0.12	•	0.89	1.01	0.03	—		—	0.03	—	10.22	11.02	0.62	0.62	0.62	1.26	9,310	51
03-10-08(5)–12-31-08	10.00	0.26	•	(1.02)	(0.76)	—	—		—	—	—	9.24	(7.60)	0.62	0.62	0.62	3.48	2,543	50
Class I
06-30-13	10.82	0.07	•	0.13	0.20	—	—		—	—	—	11.02	1.85	0.25	0.12	0.12	1.35	8,197	20
12-31-12	10.59	0.27	•	0.64	0.91	0.30	0.38		—	0.68	—	10.82	8.75	0.21	0.12	0.12	2.53	10,690	45
12-31-11	10.90	0.21	•	0.09	0.30	0.29	0.32		—	0.61	—	10.59	2.99	0.12	0.12	0.12	2.01	6,699	78
12-31-10	10.31	0.28	•	0.53	0.81	0.12	0.10		—	0.22	—	10.90	7.96	0.12	0.12	0.12	2.67	1,702	45
12-31-09	9.29	0.16	•	0.90	1.06	0.04	—		—	0.04	—	10.31	11.46	0.12	0.12	0.12	1.66	1,198	51
03-10-08(5)–12-31-08	10.00	0.17		(0.88)	(0.71)	—	—		—	—	—	9.29	(7.10)	0.12	0.12	0.12	2.16	3	50
Class S
06-30-13	10.74	0.06	•	0.12	0.18	—	—		—	—	—	10.92	1.68	0.50	0.37	0.37	1.12	135,513	20
12-31-12	10.51	0.21	•	0.68	0.89	0.28	0.38		—	0.66	—	10.74	8.52	0.46	0.37	0.37	1.97	141,443	45
12-31-11	10.82	0.19		0.08	0.27	0.26	0.32		—	0.58	—	10.51	2.73	0.37	0.37	0.37	1.64	142,821	78
12-31-10	10.26	0.25	•	0.52	0.77	0.11	0.10		—	0.21	—	10.82	7.61	0.37	0.37	0.37	2.39	153,900	45
12-31-09	9.26	0.20	•	0.84	1.04	0.04	—		—	0.04	—	10.26	11.27	0.37	0.37	0.37	2.01	154,022	51
03-10-08(5)–12-31-08	10.00	0.39	•	(1.13)	(0.74)	—	—		—	—	—	9.26	(7.40)	0.37	0.37	0.37	5.38	1,606	50
Class S2
06-30-13	10.58	0.05	•	0.12	0.17	—	—		—	—	—	10.75	1.61	0.75	0.52	0.52	1.01	4,759	20
12-31-12	10.39	0.22	•	0.64	0.86	0.29	0.38		—	0.67	—	10.58	8.38	0.71	0.52	0.52	2.06	4,328	45
12-31-11	10.75	0.15	•	0.09	0.24	0.28	0.32		—	0.60	—	10.39	2.52	0.62	0.52	0.52	1.46	1,763	78
12-31-10	10.21	0.37	•	0.39	0.76	0.12	0.10		—	0.22	—	10.75	7.54	0.62	0.52	0.52	3.53	455	45
05-28-09(5)–12-31-09	9.30	0.11	•	0.84	0.95	0.04	—		—	0.04	—	10.21	10.26	0.62	0.52	0.52	1.87	3	51
Class T
06-30-13	10.69	0.04		0.12	0.16	—	—		—	—	—	10.85	1.50	1.00	0.82	0.82	0.67	3	20
12-31-12	10.46	0.16		0.68	0.84	0.23	0.38		—	0.61	—	10.69	8.09	0.96	0.82	0.82	1.53	3	45
12-31-11	10.78	0.13		0.08	0.21	0.21	0.32		—	0.53	—	10.46	2.20	0.87	0.82	0.82	1.19	3	78
12-31-10	10.21	0.20		0.53	0.73	0.06	0.10		—	0.16	—	10.78	7.16	0.87	0.82	0.82	1.95	3	45
12-31-09	9.23	0.08		0.90	0.98	—	0.00	*	—	—	—	10.21	10.66	0.87	0.82	0.82	0.79	3	51
03-10-08(5)–12-31-08	10.00	0.11		(0.88)	(0.77)	—	—		—	—	—	9.23	(7.70)	0.87	0.82	0.82	1.47	3	50
ING Index Solution 2015 Portfolio
Class ADV
06-30-13	10.38	0.04		0.19	0.23	—	—		—	—	—	10.61	2.22	0.74	0.62	0.62	1.04	119,907	22
12-31-12	9.90	0.18	•	0.79	0.97	0.18	0.31		—	0.49	—	10.38	9.95	0.71	0.62	0.62	1.75	111,594	46
12-31-11	10.45	0.14	•	(0.11)	0.03	0.19	0.39		—	0.58	—	9.90	0.53	0.62	0.62	0.62	1.32	71,792	90
12-31-10	9.76	0.22	•	0.61	0.83	0.04	0.10		—	0.14	—	10.45	8.68	0.62	0.62	0.62	2.25	62,077	49
12-31-09	8.43	0.05	•	1.32	1.37	0.04	0.00	*	—	0.04	—	9.76	16.28	0.62	0.62	0.62	0.60	35,768	28
03-10-08(5)–12-31-08	10.00	0.30	•	(1.87)	(1.57)	—	—		—	—	—	8.43	(15.70)	0.62	0.62	0.62	4.34	8,877	39
Class I
06-30-13	10.54	0.08	•	0.19	0.27	—	—		—	—	—	10.81	2.56	0.24	0.12	0.12	1.52	26,569	22
12-31-12	10.03	0.26	•	0.78	1.04	0.22	0.31		—	0.53	—	10.54	10.50	0.21	0.12	0.12	2.50	28,198	46
12-31-11	10.57	0.20	•	(0.13)	0.07	0.22	0.39		—	0.61	—	10.03	1.01	0.12	0.12	0.12	1.91	15,152	90
12-31-10	9.85	0.27	•	0.61	0.88	0.06	0.10		—	0.16	—	10.57	9.11	0.12	0.12	0.12	2.72	4,813	49
12-31-09	8.46	0.10	•	1.33	1.43	0.04	0.00	*	—	0.04	—	9.85	16.99	0.12	0.12	0.12	1.05	3,331	28
03-10-08(5)–12-31-08	10.00	0.26	•	(1.80)	(1.54)	—	—		—	—	—	8.46	(15.40)	0.12	0.12	0.12	3.72	183	39

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution 2015 Portfolio (continued)
Class S
06-30-13	10.47	0.07		0.18	0.25	—	—		—	—	—	10.72	2.39		0.49	0.37	0.37	1.30	113,206	22
12-31-12	9.97	0.18		0.82	1.00	0.19	0.31		—	0.50	—	10.47	10.19		0.46	0.37	0.37	1.89	112,364	46
12-31-11	10.51	0.16		(0.11)	0.05	0.20	0.39		—	0.59	—	9.97	0.80		0.37	0.37	0.37	1.55	98,326	90
12-31-10	9.80	0.25	•	0.61	0.86	0.05	0.10		—	0.15	—	10.51	8.97		0.37	0.37	0.37	2.50	99,941	49
12-31-09	8.45	0.10	•	1.29	1.39	0.04	0.00	*	—	0.04	—	9.80	16.50		0.37	0.37	0.37	1.09	70,222	28
03-10-08(5)–12-31-08	10.00	0.27	•	(1.82)	(1.55)	—	—		—	—	—	8.45	(15.50)		0.37	0.37	0.37	3.92	3,949	39
Class S2
06-30-13	10.33	0.07	•	0.17	0.24	—	—		—	—	—	10.57	2.32		0.74	0.52	0.52	1.27	21,203	22
12-31-12	9.86	0.20	•	0.77	0.97	0.19	0.31		—	0.50	—	10.33	10.05		0.71	0.52	0.52	1.95	15,769	46
12-31-11	10.43	0.13	•	(0.09)	0.04	0.22	0.39		—	0.61	—	9.86	0.69		0.62	0.52	0.52	1.25	6,865	90
12-31-10	9.76	0.25	•	0.58	0.83	0.06	0.10		—	0.16	—	10.43	8.68		0.62	0.52	0.52	2.48	2,536	49
05-28-09(5)–12-31-09	8.52	0.06	•	1.22	1.28	0.04	0.00	*	—	0.04	—	9.76	15.11		0.62	0.52	0.52	1.05	3	28
Class T
06-30-13	10.43	0.05		0.17	0.22	—	—		—	—	—	10.65	2.11		0.99	0.82	0.82	0.85	3	22
12-31-12	9.93	0.15		0.80	0.95	0.14	0.31		—	0.45	—	10.43	9.74		0.96	0.82	0.82	1.45	3	46
12-31-11	10.46	0.11		(0.10)	0.01	0.15	0.39		—	0.54	—	9.93	0.38		0.87	0.82	0.82	1.10	3	90
12-31-10	9.76	0.20		0.60	0.80	0.00 *	0.10		—	0.10	—	10.46	8.31		0.87	0.82	0.82	2.05	3	49
12-31-09	8.41	0.02		1.33	1.35	—	0.00	*	—	—	—	9.76	16.07		0.87	0.82	0.82	0.21	3	28
03-10-08(5)–12-31-08	10.00	0.09		(1.68)	(1.59)	—	—		—	—	—	8.41	(15.90)		0.87	0.82	0.82	1.12	3	39
ING Index Solution 2020 Portfolio
Class ADV
06-30-13	11.41	0.06		0.42	0.48	—	—		—	—	—	11.89	4.21	(a)	75.14	0.62	0.62	1.08	4	18
12-31-12	10.76	0.17		1.02	1.19	0.02	0.52		—	0.54	—	11.41	11.12		58.46	0.62	0.62	1.54	3	61
10-03-11(5)–12-31-11	10.00	0.01		0.75	0.76	—	—		—	—	—	10.76	7.60		0.62	0.62	0.62	0.42	3	41
Class I
06-30-13	11.47	0.09		0.41	0.50	—	—		—	—	—	11.97	4.36	(a)	74.64	0.12	0.12	1.58	4	18
12-31-12	10.77	0.23		1.02	1.25	0.03	0.52		—	0.55	—	11.47	11.69		57.96	0.12	0.12	2.04	3	61
10-03-11(5)–12-31-11	10.00	0.02		0.75	0.77	—	—		—	—	—	10.77	7.70		0.12	0.12	0.12	0.90	3	41
Class S
06-30-13	11.43	0.08		0.41	0.49	—	—		—	—	—	11.92	4.29	(a)	74.89	0.37	0.37	1.32	4	18
12-31-12	10.76	0.20		1.01	1.21	0.02	0.52		—	0.54	—	11.43	11.36		58.21	0.37	0.37	1.79	3	61
10-03-11(5)–12-31-11	10.00	0.02		0.74	0.76	—	—		—	—	—	10.76	7.60		0.37	0.37	0.37	0.66	3	41
Class S2
06-30-13	11.43	0.07		0.41	0.48	—	—		—	—	—	11.91	4.20	(a)	75.14	0.52	0.52	1.18	4	18
12-31-12	10.76	0.21		1.00	1.21	0.02	0.52		—	0.54	—	11.43	11.33		58.46	0.52	0.52	1.90	3	61
10-03-11(5)–12-31-11	10.00	0.01		0.75	0.76	—	—		—	—	—	10.76	7.60		0.62	0.52	0.52	0.54	3	41
Class T
06-30-13	11.38	0.05		0.41	0.46	—	—		—	—	—	11.84	4.04	(a)	75.39	0.82	0.82	0.87	4	18
12-31-12	10.75	0.15		1.01	1.16	0.01	0.52		—	0.53	—	11.38	10.88		58.71	0.82	0.82	1.34	3	61
10-03-11(5)–12-31-11	10.00	0.00	*	0.75	0.75	—	—		—	—	—	10.75	7.50		0.87	0.82	0.82	0.18	3	41
ING Index Solution 2025 Portfolio
Class ADV
06-30-13	10.38	0.07	•	0.48	0.55	—	—		—	—	—	10.93	5.30		0.74	0.62	0.62	1.26	214,530	20
12-31-12	9.56	0.16	•	1.04	1.20	0.12	0.26		—	0.38	—	10.38	12.74		0.71	0.62	0.62	1.63	181,218	39
12-31-11	10.40	0.12	•	(0.34)	(0.22)	0.15	0.47		—	0.62	—	9.56	(1.75)		0.62	0.62	0.62	1.19	114,181	95
12-31-10	9.36	0.20	•	0.87	1.07	0.01	0.02		—	0.03	—	10.40	11.43		0.62	0.62	0.62	2.12	96,652	48
12-31-09	7.79	0.00	*•	1.60	1.60	0.03	0.00	*	—	0.03	—	9.36	20.58		0.62	0.62	0.62	0.04	52,508	15
03-10-08(5)–12-31-08	10.00	0.28	•	(2.49)	(2.21)	—	—		—	—	—	7.79	(22.10)		0.62	0.62	0.62	4.29	12,557	17

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution 2025 Portfolio (continued)
Class I
06-30-13	10.54	0.09		0.50	0.59	—	—		—	—	—	11.13	5.60	0.24	0.12	0.12	1.77	32,022	20
12-31-12	9.69	0.24	•	1.02	1.26	0.15	0.26		—	0.41	—	10.54	13.26	0.21	0.12	0.12	2.32	29,471	39
12-31-11	10.52	0.16	•	(0.34)	(0.18)	0.18	0.47		—	0.65	—	9.69	(1.24)	0.12	0.12	0.12	1.55	15,692	95
12-31-10	9.44	0.25	•	0.88	1.13	0.03	0.02		—	0.05	—	10.52	11.96	0.12	0.12	0.12	2.63	7,248	48
12-31-09	7.82	0.05	•	1.60	1.65	0.03	0.00	*	—	0.03	—	9.44	21.20	0.12	0.12	0.12	0.52	4,105	15
03-10-08(5)–12-31-08	10.00	0.11		(2.29)	(2.18)	—	—		—	—	—	7.82	(21.80)	0.12	0.12	0.12	1.50	2	17
Class S
06-30-13	10.47	0.07		0.50	0.57	—	—		—	—	—	11.04	5.44	0.49	0.37	0.37	1.50	151,110	20
12-31-12	9.62	0.19	•	1.05	1.24	0.13	0.26		—	0.39	—	10.47	13.12	0.46	0.37	0.37	1.84	138,176	39
12-31-11	10.46	0.14	•	(0.34)	(0.20)	0.17	0.47		—	0.64	—	9.62	(1.55)	0.37	0.37	0.37	1.42	98,843	95
12-31-10	9.40	0.22	•	0.88	1.10	0.02	0.02		—	0.04	—	10.46	11.72	0.37	0.37	0.37	2.31	92,770	48
12-31-09	7.80	0.03	•	1.60	1.63	0.03	0.00	*	—	0.03	—	9.40	20.97	0.37	0.37	0.37	0.37	48,775	15
03-10-08(5)–12-31-08	10.00	0.35	•	(2.55)	(2.20)	—	—		—	—	—	7.80	(22.00)	0.37	0.37	0.37	5.36	4,555	17
Class S2
06-30-13	10.34	0.08	•	0.48	0.56	—	—		—	—	—	10.90	5.42	0.74	0.52	0.52	1.43	45,148	20
12-31-12	9.53	0.18	•	1.03	1.21	0.14	0.26		—	0.40	—	10.34	12.88	0.71	0.52	0.52	1.77	32,743	39
12-31-11	10.40	0.09	•	(0.31)	(0.22)	0.18	0.47		—	0.65	—	9.53	(1.70)	0.62	0.52	0.52	0.93	13,158	95
12-31-10	9.36	0.17	•	0.92	1.09	0.03	0.02		—	0.05	—	10.40	11.63	0.62	0.52	0.52	1.76	4,796	48
05-28-09(5)–12-31-09	7.90	0.02	•	1.47	1.49	0.03	0.00	*	—	0.03	—	9.36	18.96	0.62	0.52	0.52	0.34	4	15
Class T
06-30-13	10.39	0.06		0.48	0.54	—	—		—	—	—	10.93	5.20	0.99	0.82	0.82	1.04	3	20
12-31-12	9.55	0.14		1.04	1.18	0.08	0.26		—	0.34	—	10.39	12.54	0.96	0.82	0.82	1.34	3	39
12-31-11	10.37	0.10		(0.34)	(0.24)	0.11	0.47		—	0.58	—	9.55	(1.93)	0.87	0.82	0.82	0.97	3	95
12-31-10	9.36	0.18		0.85	1.03	—	0.02		—	0.02	—	10.37	10.99	0.87	0.82	0.82	1.90	3	48
12-31-09	7.78	(0.02)		1.60	1.58	—	0.00	*	—	—	—	9.36	20.31	0.87	0.82	0.82	(0.25)	3	15
03-10-08(5)–12-31-08	10.00	0.06		(2.28)	(2.22)	—	—		—	—	—	7.78	(22.20)	0.87	0.82	0.82	0.80	2	17
ING Index Solution 2030 Portfolio
Class ADV
06-30-13	11.85	0.08		0.64	0.72	—	—		—	—	—	12.57	6.08 (b)	71.44	0.62	0.62	1.25	4	18
12-31-12	11.00	0.20		1.33	1.53	0.01	0.67		—	0.68	—	11.85	13.99	43.07	0.62	0.62	1.74	4	51
10-03-11(5)–12-31-11	10.00	(0.00	)*	1.00	1.00	—	—		—	—	—	11.00	10.00	0.62	0.62	0.62	(0.00)*	3	50
Class I
06-30-13	11.91	0.11		0.64	0.75	—	—		—	—	—	12.66	6.30 (b)	70.94	0.12	0.12	1.74	4	18
12-31-12	11.01	0.26	•	1.33	1.59	0.02	0.67		—	0.69	—	11.91	14.55	42.57	0.12	0.12	2.23	4	51
10-03-11(5)–12-31-11	10.00	0.01		1.00	1.01	—	—		—	—	—	11.01	10.10	0.12	0.12	0.12	0.46	3	50
Class S
06-30-13	11.87	0.09		0.64	0.73	—	—		—	—	—	12.60	6.15 (b)	71.19	0.37	0.37	1.50	4	18
12-31-12	11.00	0.23		1.32	1.55	0.01	0.67		—	0.68	—	11.87	14.22	42.82	0.37	0.37	2.00	4	51
10-03-11(5)–12-31-11	10.00	0.00	*	1.00	1.00	—	—		—	—	—	11.00	10.00	0.37	0.37	0.37	0.17	3	50
Class S2
06-30-13	11.87	0.08		0.64	0.72	—	—		—	—	—	12.59	6.07 (b)	71.44	0.52	0.52	1.34	4	18
12-31-12	11.00	0.23		1.32	1.55	0.01	0.67		—	0.68	—	11.87	14.20	43.07	0.52	0.52	1.97	4	51
10-03-11(5)–12-31-11	10.00	0.00	*	1.00	1.00	—	—		—	—	—	11.00	10.00	0.62	0.52	0.52	0.11	3	50
Class T
06-30-13	11.82	0.06		0.65	0.71	—	—		—	—	—	12.53	6.01 (b)	71.69	0.82	0.82	1.04	4	18
12-31-12	10.99	0.18		1.32	1.50	0.00 *	0.67		—	0.67	—	11.82	13.75	43.32	0.82	0.82	1.52	4	51
10-03-11(5)–12-31-11	10.00	(0.01)		1.00	0.99	—	—		—	—	—	10.99	9.90	0.87	0.82	0.82	(0.29)	3	50

See Accompanying Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution 2035 Portfolio
Class ADV
06-30-13	10.25	0.05		0.70	0.75	—		—		—	—	—	11.00	7.32	0.74	0.62	0.62	1.25	175,985	19
12-31-12	9.30	0.15	•	1.21	1.36	0.09		0.32		—	0.41	—	10.25	14.87	0.71	0.62	0.62	1.47	150,358	34
12-31-11	10.27	0.11	•	(0.51)	(0.40)	0.12		0.45		—	0.57	—	9.30	(3.46)	0.62	0.62	0.62	1.06	94,263	100
12-31-10	9.14	0.18	•	0.97	1.15	—		0.02		—	0.02	—	10.27	12.56	0.62	0.62	0.62	1.91	77,135	45
12-31-09	7.45	(0.02	)•	1.74	1.72	0.03		0.00	*	—	0.03	—	9.14	23.19	0.62	0.62	0.62	(0.22)	41,570	14
03-10-08(5)–12-31-08	10.00	0.33	•	(2.88)	(2.55)	—		—		—	—	—	7.45	(25.50)	0.62	0.62	0.62	5.29	9,139	19
Class I
06-30-13	10.42	0.10		0.69	0.79	—		—		—	—	—	11.21	7.58	0.24	0.12	0.12	1.78	19,296	19
12-31-12	9.43	0.21	•	1.23	1.44	0.13		0.32		—	0.45	—	10.42	15.49	0.21	0.12	0.12	2.05	18,530	34
12-31-11	10.40	0.14	•	(0.51)	(0.37)	0.15		0.45		—	0.60	—	9.43	(3.06)	0.12	0.12	0.12	1.43	11,109	100
12-31-10	9.22	0.23	•	0.98	1.21	0.01		0.02		—	0.03	—	10.40	13.10	0.12	0.12	0.12	2.40	5,521	45
12-31-09	7.48	0.02	•	1.76	1.78	0.04		0.00	*	—	0.04	—	9.22	23.81	0.12	0.12	0.12	0.25	1,947	14
03-10-08(5)–12-31-08	10.00	0.24	•	(2.76)	(2.52)	—		—		—	—	—	7.48	(25.20)	0.12	0.12	0.12	3.87	170	19
Class S
06-30-13	10.34	0.07		0.70	0.77	—		—		—	—	—	11.11	7.45	0.49	0.37	0.37	1.54	108,964	19
12-31-12	9.37	0.17	•	1.23	1.40	0.11		0.32		—	0.43	—	10.34	15.15	0.46	0.37	0.37	1.69	93,319	34
12-31-11	10.34	0.13	•	(0.51)	(0.38)	0.14		0.45		—	0.59	—	9.37	(3.26)	0.37	0.37	0.37	1.30	64,863	100
12-31-10	9.18	0.20	•	0.98	1.18	0.00	*	0.02		—	0.02	—	10.34	12.89	0.37	0.37	0.37	2.15	58,656	45
12-31-09	7.47	0.00	*•	1.75	1.75	0.04		0.00	*	—	0.04	—	9.18	23.42	0.37	0.37	0.37	0.05	25,008	14
03-10-08(5)–12-31-08	10.00	0.37	•	(2.90)	(2.53)	—		—		—	—	—	7.47	(25.30)	0.37	0.37	0.37	6.06	4,038	19
Class S2
06-30-13	10.23	0.08	•	0.67	0.75	—		—		—	—	—	10.98	7.33	0.74	0.52	0.52	1.44	38,778	19
12-31-12	9.29	0.16	•	1.22	1.38	0.12		0.32		—	0.44	—	10.23	15.04	0.71	0.52	0.52	1.63	28,712	34
12-31-11	10.29	0.07	•	(0.47)	(0.40)	0.15		0.45		—	0.60	—	9.29	(3.44)	0.62	0.52	0.52	0.71	8,819	100
12-31-10	9.15	0.11	•	1.06	1.17	0.01		0.02		—	0.03	—	10.29	12.76	0.62	0.52	0.52	1.11	3,503	45
05-28-09(5)–12-31-09	7.60	0.00	*•	1.59	1.59	0.04		0.00	*	—	0.04	—	9.15	20.94	0.62	0.52	0.52	(0.01)	4	14
Class T
06-30-13	10.25	0.06		0.68	0.74	—		—		—	—	—	10.99	7.22	0.99	0.82	0.82	1.03	3	19
12-31-12	9.29	0.12		1.21	1.33	0.05		0.32		—	0.37	—	10.25	14.56	0.96	0.82	0.82	1.19	3	34
12-31-11	10.24	0.09		(0.51)	(0.42)	0.08		0.45		—	0.53	—	9.29	(3.69)	0.87	0.82	0.82	0.88	3	100
12-31-10	9.14	0.17		0.95	1.12	—		0.02		—	0.02	—	10.24	12.23	0.87	0.82	0.82	1.82	3	45
12-31-09	7.44	(0.04)		1.74	1.70	—		0.00	*	—	—	—	9.14	22.85	0.87	0.82	0.82	(0.48)	3	14
03-10-08(5)–12-31-08	10.00	0.05		(2.61)	(2.56)	—		—		—	—	—	7.44	(25.60)	0.87	0.82	0.82	0.64	2	19
ING Index Solution 2040 Portfolio
Class ADV
06-30-13	12.06	0.07		0.89	0.96	—		—		—	—	—	13.02	7.96 (c)	69.39	0.62	0.62	1.07	4	19
12-31-12	11.18	0.14		1.53	1.67	—		0.79		—	0.79	—	12.06	15.03	54.52	0.62	0.62	1.14	4	44
10-03-11(5)–12-31-11	10.00	(0.01)		1.19	1.18	—		—		—	—	—	11.18	11.80	0.62	0.62	0.62	(0.32)	3	56
Class I
06-30-13	12.13	0.10		0.90	1.00	—		—		—	—	—	13.13	8.24 (c)	68.89	0.12	0.12	1.57	4	19
12-31-12	11.19	0.20		1.54	1.74	0.01		0.79		—	0.80	—	12.13	15.63	54.02	0.12	0.12	1.64	4	44
10-03-11(5)–12-31-11	10.00	0.00	*	1.19	1.19	—		—		—	—	—	11.19	11.90	0.12	0.12	0.12	0.11	3	56
Class S
06-30-13	12.08	0.08		0.90	0.98	—		—		—	—	—	13.06	8.11 (c)	69.14	0.37	0.37	1.31	4	19
12-31-12	11.18	0.17		1.52	1.69	0.00	*	0.79		—	0.79	—	12.08	15.23	54.27	0.37	0.37	1.39	4	44
10-03-11(5)–12-31-11	10.00	(0.00	)*	1.18	1.18	—		—		—	—	—	11.18	11.80	0.37	0.37	0.37	(0.18)	3	56
Class S2
06-30-13	12.07	0.07		0.90	0.97	—		—		—	—	—	13.04	8.04 (c)	69.39	0.52	0.52	1.16	4	19
12-31-12	11.18	0.15		1.53	1.68	0.00	*	0.79		—	0.79	—	12.07	15.13	54.52	0.52	0.52	1.24	4	44
10-03-11(5)–12-31-11	10.00	(0.01)		1.19	1.18	—		—		—	—	—	11.18	11.80	0.62	0.52	0.52	(0.21)	3	56

See Accompanying Notes to Financial Statements

25

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution 2040 Portfolio (continued)
Class T
06-30-13	12.03	0.06		0.89	0.95	—	—		—	—	—	12.98	7.90 (c)	69.64	0.82	0.82	0.87	4	19
12-31-12	11.17	0.11		1.54	1.65	—	0.79		—	0.79	—	12.03	14.85	54.77	0.82	0.82	0.94	4	44
10-03-11(5)–12-31-11	10.00	(0.02)		1.19	1.17	—	—		—	—	—	11.17	11.70	0.87	0.82	0.82	(0.57)	3	56
ING Index Solution 2045 Portfolio
Class ADV
06-30-13	10.26	0.05		0.75	0.80	—	—		—	—	—	11.06	7.80	0.74	0.62	0.62	1.15	100,997	25
12-31-12	9.18	0.12	•	1.30	1.42	0.08	0.26		—	0.34	—	10.26	15.64	0.71	0.62	0.62	1.22	86,051	28
12-31-11	10.12	0.10	•	(0.58)	(0.48)	0.09	0.37		—	0.46	—	9.18	(4.48)	0.62	0.62	0.62	1.01	52,209	102
12-31-10	8.92	0.16	•	1.06	1.22	—	0.02		—	0.02	—	10.12	13.73	0.62	0.62	0.62	1.71	39,799	45
12-31-09	7.11	(0.04	)•	1.88	1.84	0.03	0.00	*	—	0.03	—	8.92	25.89	0.62	0.62	0.62	(0.48)	18,520	22
03-10-08(5)–12-31-08	10.00	0.24	•	(3.13)	(2.89)	—	—		—	—	—	7.11	(28.90)	0.62	0.62	0.62	3.81	3,069	12
Class I
06-30-13	10.46	0.09	•	0.75	0.84	—	—		—	—	—	11.30	8.03	0.24	0.12	0.12	1.65	10,025	25
12-31-12	9.34	0.17	•	1.33	1.50	0.12	0.26		—	0.38	—	10.46	16.19	0.21	0.12	0.12	1.73	14,728	28
12-31-11	10.26	0.15	•	(0.59)	(0.44)	0.11	0.37		—	0.48	—	9.34	(3.92)	0.12	0.12	0.12	1.50	9,152	102
12-31-10	9.00	0.19	•	1.09	1.28	—	0.02		—	0.02	—	10.26	14.28	0.12	0.12	0.12	2.03	6,553	45
12-31-09	7.14	0.00	*•	1.89	1.89	0.03	0.00	*	—	0.03	—	9.00	26.53	0.12	0.12	0.12	0.00	1,143	22
03-10-08(5)–12-31-08	10.00	0.20	•	(3.06)	(2.86)	—	—		—	—	—	7.14	(28.60)	0.12	0.12	0.12	3.32	115	12
Class S
06-30-13	10.37	0.07		0.75	0.82	—	—		—	—	—	11.19	7.91	0.49	0.37	0.37	1.46	64,640	25
12-31-12	9.27	0.14	•	1.32	1.46	0.10	0.26		—	0.36	—	10.37	15.88	0.46	0.37	0.37	1.42	54,383	28
12-31-11	10.19	0.13	•	(0.58)	(0.45)	0.10	0.37		—	0.47	—	9.27	(4.09)	0.37	0.37	0.37	1.27	38,266	102
12-31-10	8.97	0.18	•	1.06	1.24	—	0.02		—	0.02	—	10.19	13.88	0.37	0.37	0.37	1.93	29,555	45
12-31-09	7.13	(0.02	)•	1.89	1.87	0.03	0.00	*	—	0.03	—	8.97	26.26	0.37	0.37	0.37	(0.23)	12,040	22
03-10-08(5)–12-31-08	10.00	0.28	•	(3.15)	(2.87)	—	—		—	—	—	7.13	(28.70)	0.37	0.37	0.37	4.44	1,772	12
Class S2
06-30-13	10.25	0.07	•	0.74	0.81	—	—		—	—	—	11.06	7.90	0.74	0.52	0.52	1.35	18,385	25
12-31-12	9.19	0.13	•	1.29	1.42	0.10	0.26		—	0.36	—	10.25	15.65	0.71	0.52	0.52	1.33	13,683	28
12-31-11	10.14	0.08	•	(0.55)	(0.47)	0.11	0.37		—	0.48	—	9.19	(4.32)	0.62	0.52	0.52	0.87	5,408	102
12-31-10	8.93	0.07	•	1.16	1.23	—	0.02		—	0.02	—	10.14	13.83	0.62	0.52	0.52	0.71	1,684	45
05-28-09(5)–12-31-09	7.29	(0.02	)•	1.69	1.67	0.03	0.00	*	—	0.03	—	8.93	22.97	0.62	0.52	0.52	(0.35)	4	22
Class T
06-30-13	10.27	0.05		0.74	0.79	—	—		—	—	—	11.06	7.69	0.99	0.82	0.82	0.91	3	25
12-31-12	9.18	0.09		1.30	1.39	0.04	0.26		—	0.30	—	10.27	15.31	0.96	0.82	0.82	0.93	3	28
12-31-11	10.09	0.08		(0.57)	(0.49)	0.05	0.37		—	0.42	—	9.18	(4.61)	0.87	0.82	0.82	0.86	3	102
12-31-10	8.92	0.16		1.03	1.19	—	0.02		—	0.02	—	10.09	13.40	0.87	0.82	0.82	1.75	3	45
12-31-09	7.10	(0.06)		1.88	1.82	—	0.00	*	—	—	—	8.92	25.64	0.87	0.82	0.82	(0.74)	3	22
03-10-08(5)–12-31-08	10.00	0.03		(2.93)	(2.90)	—	—		—	—	—	7.10	(29.00)	0.87	0.82	0.82	0.47	2	12
ING Index Solution 2050 Portfolio
Class ADV
06-30-13	11.95	0.07		0.88	0.95	—	—		—	—	—	12.90	7.95 (d)	69.97	0.62	0.62	1.11	4	19
12-31-12	11.18	0.14		1.55	1.69	—	0.92		—	0.92	—	11.95	15.24	42.58	0.62	0.62	1.14	4	43
10-03-11(5)–12-31-11	10.00	(0.01)		1.19	1.18	—	—		—	—	—	11.18	11.80	0.62	0.62	0.62	(0.36)	3	55
Class I
06-30-13	12.02	0.10		0.89	0.99	—	—		—	—	—	13.01	8.24 (d)	69.47	0.12	0.12	1.60	4	19
12-31-12	11.19	0.20		1.56	1.76	0.01	0.92		—	0.93	—	12.02	15.83	42.08	0.12	0.12	1.65	4	43
10-03-11(5)–12-31-11	10.00	0.00	*	1.19	1.19	—	—		—	—	—	11.19	11.90	0.12	0.12	0.12	0.10	3	55
Class S
06-30-13	11.97	0.09		0.89	0.98	—	—		—	—	—	12.95	8.19 (d)	69.72	0.37	0.37	1.35	4	19
12-31-12	11.19	0.16		1.54	1.70	0.00 *	0.92		—	0.92	—	11.97	15.33	42.33	0.37	0.37	1.35	4	43
10-03-11(5)–12-31-11	10.00	(0.01)		1.20	1.19	—	—		—	—	—	11.19	11.90	0.37	0.37	0.37	(0.21)	3	55

See Accompanying Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution 2050 Portfolio (continued)
Class S2
06-30-13	11.97	0.08		0.88	0.96	—		—	—	—	—	12.93	8.02 (d)	69.97	0.52	0.52	1.20	4	19
12-31-12	11.19	0.15		1.55	1.70	0.00	*	0.92	—	0.92	—	11.97	15.33	42.58	0.52	0.52	1.28	4	43
10-03-11(5)–12-31-11	10.00	(0.01)		1.20	1.19	—		—	—	—	—	11.19	11.90	0.62	0.52	0.52	(0.24)	3	55
Class T
06-30-13	11.92	0.06		0.88	0.94	—		—	—	—	—	12.86	7.89 (d)	70.22	0.82	0.82	0.90	4	19
12-31-12	11.18	0.11		1.55	1.66	—		0.92	—	0.92	—	11.92	14.96	42.83	0.82	0.82	0.96	4	43
10-03-11(5)–12-31-11	10.00	(0.02)		1.20	1.18	—		—	—	—	—	11.18	11.80	0.87	0.82	0.82	(0.62)	3	55
ING Index Solution 2055 Portfolio
Class ADV
06-30-13	12.06	0.08	•	0.87	0.95	—		—	—	—	—	13.01	7.88	0.79	0.62	0.62	1.18	18,220	29
12-31-12	10.57	0.15	•	1.48	1.63	0.03		0.11	—	0.14	—	12.06	15.52	0.74	0.62	0.62	1.29	13,319	28
12-31-11	11.19	0.09	•	(0.59)	(0.50)	0.00	*	0.12	—	0.12	—	10.57	(4.40)	0.62	0.62	0.62	0.81	5,676	135
03-08-10(5)–12-31-10	10.00	(0.00	)*	1.19	1.19	—		—	—	—	—	11.19	11.90	0.62	0.62	0.62	(0.06)	2,381	80
Class I
06-30-13	12.21	0.12	•	0.86	0.98	—		—	—	—	—	13.19	8.03	0.29	0.12	0.12	1.80	1,093	29
12-31-12	10.66	0.21	•	1.50	1.71	0.05		0.11	—	0.16	—	12.21	16.18	0.24	0.12	0.12	1.80	1,750	28
12-31-11	11.24	0.10	•	(0.55)	(0.45)	0.01		0.12	—	0.13	—	10.66	(3.93)	0.12	0.12	0.12	0.91	618	135
03-08-10(5)–12-31-10	10.00	0.26		0.98	1.24	—		—	—	—	—	11.24	12.40	0.12	0.12	0.12	3.32	46	80
Class S
06-30-13	12.13	0.08		0.89	0.97	—		—	—	—	—	13.10	8.00	0.54	0.37	0.37	1.42	10,195	29
12-31-12	10.61	0.17	•	1.50	1.67	0.04		0.11	—	0.15	—	12.13	15.89	0.49	0.37	0.37	1.48	8,886	28
12-31-11	11.21	0.12	•	(0.59)	(0.47)	0.01		0.12	—	0.13	—	10.61	(4.17)	0.37	0.37	0.37	1.13	3,385	135
03-08-10(5)–12-31-10	10.00	0.01		1.20	1.21	—		—	—	—	—	11.21	12.10	0.37	0.37	0.37	0.19	1,209	80
Class S2
06-30-13	12.07	0.08	•	0.87	0.95	—		—	—	—	—	13.02	7.87	0.79	0.52	0.52	1.27	4,889	29
12-31-12	10.58	0.17	•	1.48	1.65	0.05		0.11	—	0.16	—	12.07	15.69	0.74	0.52	0.52	1.44	3,663	28
12-31-11	11.20	0.05	•	(0.54)	(0.49)	0.01		0.12	—	0.13	—	10.58	(4.32)	0.62	0.52	0.52	0.43	733	135
03-08-10(5)–12-31-10	10.00	0.05	•	1.15	1.20	—		—	—	—	—	11.20	12.00	0.62	0.52	0.52	0.54	91	80
Class T
06-30-13	12.02	0.06		0.87	0.93	—		—	—	—	—	12.95	7.74	1.04	0.82	0.82	0.91	4	29
12-31-12	10.53	0.11		1.49	1.60	—		0.11	—	0.11	—	12.02	15.28	0.99	0.82	0.82	0.98	4	28
12-31-11	11.17	0.10		(0.62)	(0.52)	—		0.12	—	0.12	—	10.53	(4.59)	0.87	0.82	0.82	0.86	3	135
03-08-10(5)–12-31-10	10.00	0.19		0.98	1.17	—		—	—	—	—	11.17	11.70	0.87	0.82	0.82	2.28	3	80

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

(a)	Excluding a payment by affiliate in the period ended June 30, 2013, Index Solution 2020 total return would have been 4.12%, 4.27%, 4.11%, 4.11% and 3.95% on Classes ADV, I, S, S2 and T, respectively.

(b)	Excluding a payment by affiliate in the period ended June 30, 2013, Index Solution 2030 total return would have been 5.91%, 6.13%, 5.98%, 5.90% and 5.84% on Classes ADV, I, S, S2 and T, respectively.

(c)	Excluding a payment by affiliate in the period ended June 30, 2013, Index Solution 2040 total return would have been 7.79%, 8.08%, 7.95%, 7.87% and 7.73% on Classes ADV, I, S, S2 and T, respectively.

(d)	Excluding a payment by affiliate in the period ended June 30, 2013, Index Solution 2050 total return would have been 7.78%, 8.07%, 8.02%, 7.85% and 7.72% on Classes ADV, I, S, S2 and T, respectively.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of forty-two active separate investment series. The ten series included in this report are: ING Index Solution Income Portfolio (“Index Solution Income”), ING Index Solution 2015 Portfolio (“Index Solution 2015”), ING Index Solution 2020 Portfolio (“Index Solution 2020”), ING Index Solution 2025 Portfolio (“Index Solution 2025”), ING Index Solution 2030 Portfolio (“Index Solution 2030”), ING Index Solution 2035 Portfolio (“Index Solution 2035”), ING Index Solution 2040 Portfolio (“Index Solution 2040”), ING Index Solution 2045 Portfolio (“Index Solution 2045”), ING Index Solution 2050 Portfolio (“Index Solution 2050”) and ING Index Solution 2055 Portfolio (“Index Solution 2055”) (each, a “Portfolio” and collectively, the “Portfolios”). With the exception of Index Solution Income, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”). When Index Solution 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Portfolios reach their respective Target Date, they may be combined with the Index Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”). The Portfolios serve as an investment option in underlying variable insurance products offered by Directed Services LLC.

The Portfolios offer the following five classes: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”) and Class T. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. LLC serves as the sub-adviser (“IIM” or the “Sub-Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing primarily in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. All investments in Underlying Funds are recorded at their estimated fair value, as described below. The valuations of the Portfolios’ investments in Underlying Funds are based on the net asset value (“NAV”) of the Underlying Funds each business day.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement data. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios each have entered into an investment management agreement with the Investment Adviser. The Investment Adviser receives an annual fee for its services provided to each Portfolio based on: 0.10% of average daily nets assets invested in affiliated Underlying Funds and 0.30% of average daily net assets invested in unaffiliated underlying funds and/or other investments. Prior to April 30, 2013, Index Solution 2020, Index Solution 2030, Index Solution 2040, and Index Solution 2050 paid the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio’s average daily net assets. Prior to May 31, 2013, Index Solution Income, Index Solution 2015, Index Solution 2025, Index Solution 2035, Index Solution 2045, and Index Solution 2055 paid the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio’s average daily net assets.

Effective April 30, 2013, the Investment Adviser entered into a sub-advisory agreement with IIM with respect to Index Solution 2020, Index Solution 2030, Index Solution 2040, and Index Solution 2050. Effective May 31, 2013, the Investment Adviser entered into a sub-advisory agreement with IIM with respect to Index Solution Income, Index Solution 2015, Index Solution 2025, Index Solution 2035, Index Solution 2045, and Index Solution 2055. Subject to such policies as the Board or the Investment Adviser may determine, IIM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations. Prior to April 30, 2013 and May 31, 2013, respectively, the Investment Adviser paid IIM a consulting fee of 0.03% based on the average daily net assets of each Portfolio.

Pursuant to the Administrative Services Agreement, IFS acts as an administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each of the Portfolios a fee at an annual rate of 0.10% based on the average daily net assets of each Portfolio.

NOTE 4 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2013 the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Index Solution Income	$37,766,860	$45,490,956
Index Solution 2015	68,351,256	59,653,985
Index Solution 2020	3,183	3,282
Index Solution 2025	125,801,604	81,747,740
Index Solution 2030	3,409	3,436
Index Solution 2035	95,395,129	62,276,930
Index Solution 2040	3,745	3,783
Index Solution 2045	59,529,075	46,176,885
Index Solution 2050	3,680	3,727
Index Solution 2055	13,662,678	8,804,551

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV, S2 and T of the Portfolios have adopted a plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby IID is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the 12b-1 Plans each Portfolio makes payments to IID at an annual rate of 0.25%, 0.25% and 0.50% of each Portfolio’s average daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. Termination or modification of this contractual waiver requires approval by the Board. The Distributor has contractually agreed to waive a portion of its fee equal to 0.05% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class T shares, so that the actual fee paid is an annual rate of 0.45%. Termination or modification of this contractual waiver requires approval by the Board.

The Company has also adopted a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (CONTINUED)

Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to IID which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2013, the following indirect, wholly-owned subsidiaries of ING U.S., Inc., owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING Life Insurance and Annuity Company	Index Solution Income	32.88%
	Index Solution 2015	74.45
	Index Solution 2025	85.39
	Index Solution 2035	87.54
	Index Solution 2045	88.47
	Index Solution 2055	89.16
ING National Trust	Index Solution Income	67.12
	Index Solution 2015	25.55
	Index Solution 2025	14.60
	Index Solution 2035	12.45
	Index Solution 2045	11.53
	Index Solution 2055	10.83
ReliaStar Life Insurance Company	Index Solution 2020	99.65
	Index Solution 2030	99.65
	Index Solution 2040	99.65
	Index Solution 2050	99.64

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Portfolios. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other.

The Company has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

During the six months ended June 30, 2013, ING Investments, LLC voluntarily reimbursed Index Solution 2020, Index Solution 2030, Index Solution 2040, and Index Solution 2050 $21, $31, $30, and $32, respectively.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class T
Index Solution Income(2)	1.01%	0.51%	0.76%	0.91%	1.21%
Index Solution 2015(2)	1.02%	0.52%	0.77%	0.92%	1.22%
Index Solution 2020(3)	1.01%	0.51%	0.76%	0.91%	1.21%
Index Solution 2025(2)	1.01%	0.51%	0.76%	0.91%	1.21%
Index Solution 2030(3)	1.01%	0.51%	0.76%	0.91%	1.21%
Index Solution 2035(2)	1.01%	0.51%	0.76%	0.91%	1.21%
Index Solution 2040(3)	1.00%	0.50%	0.75%	0.90%	1.20%
Index Solution 2045(2)	1.01%	0.51%	0.76%	0.91%	1.21%
Index Solution 2050(3)	1.01%	0.51%	0.76%	0.91%	1.21%
Index Solution 2055(2)	1.01%	0.51%	0.76%	0.91%	1.21%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	Prior to May 31, 2013, the operating expense limits were 0.62%, 0.12%, 0.37%, 0.52%, and 0.82% for Class ADV, Class I, Class S, Class S2, and Class T, respectively. These operating expense limits applied only at the Portfolio level and did not limit the fees payable by the Underlying Funds in which the Portfolios invest.

(3)	Prior to April 30, 2013, the operating expense limits were 0.62%, 0.12%, 0.37%, 0.52%, and 0.82% for Class ADV, Class I, Class S, Class S2, and Class T, respectively. These operating expense limits applied only at the Portfolio level and did not limit the fees payable by the Underlying Funds in which the Portfolios invest.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement due from manager on the accompanying Statements of Assets and Liabilities.

As of June 30, 2013, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2014	2015	2016	Total
Index Solution Income	$—	$36,589	$243,250	$279,839
Index Solution 2015	—	42,889	323,920	366,809
Index Solution 2020	—	2,410	14,080	16,490
Index Solution 2025	—	56,897	460,766	517,663

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (CONTINUED)

	June 30,
	2014	2015	2016	Total
Index Solution 2030	$—	$2,410	$11,694	$14,104
Index Solution 2035	—	38,200	365,719	403,919
Index Solution 2040	—	2,409	13,920	16,329
Index Solution 2045	—	24,985	211,957	236,942
Index Solution 2050	—	2,409	11,748	14,157
Index Solution 2055	—	3,189	45,719	48,908

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the investment management agreement has been terminated.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. Prior to May 24, 2013, the funds to which the Credit Agreement is available were each a party to an unsecured committed revolving line of credit for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2013.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Payments from Distribution settlement/ affiliate (Note 16)	Proceeds from shares issued in merger	Reinvestment of distributions	Redemption fee proceeds	Shares redeemed	Shares converted	Net increase (decrease)
period ended	#	#	#	#	#	#	($)	$	($)	($)	$	($)	$	($)
Index Solution 2015
Class ADV
6/30/2013	1,838,875	—	—	(1,292,873)	—	546,002	19,647,127	—	—	—	—	(13,776,067)	—	5,871,060
12/31/2012	4,519,868	—	448,873	(1,467,824)	—	3,500,917	46,446,659	—	—	4,520,149	—	(15,168,062)	—	35,798,746
Class I
6/30/2013	292,387	—	—	(508,564)	—	(216,177)	3,181,627	—	—	—	—	(5,524,463)	—	(2,342,836)
12/31/2012	1,589,188	—	78,182	(502,870)	—	1,164,500	16,657,061	—	—	798,237	—	(5,297,905)	—	12,157,393
Class S
6/30/2013	868,737	—	—	(1,039,927)	—	(171,190)	9,357,193	—	—	—	—	(11,190,089)	—	(1,832,896)
12/31/2012	2,079,311	—	484,158	(1,695,740)	—	867,729	21,525,532	—	—	4,914,201	—	(17,644,470)	—	8,795,263
Class S2
6/30/2013	673,863	—	—	(194,436)	—	479,427	7,203,299	—	—	—	—	(2,076,350)	—	5,126,949
12/31/2012	989,438	—	59,152	(218,619)	—	829,971	10,130,296	—	—	592,700	—	(2,247,127)	—	8,475,869
Index Solution 2020
Class ADV
6/30/2013	—	—	—	—	—	—	—	4	—	—	—	—	—	4
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class I
6/30/2013	—	—	—	—	—	—	—	5	—	—	—	—	—	5
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class S
6/30/2013	—	—	—	—	—	—	—	4	—	—	—	—	—	4
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class S2
6/30/2013	—	—	—	—	—	—	—	4	—	—	—	—	—	4
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class T
6/30/2013	—	—	—	—	—	—	—	4	—	—	—	—	—	4
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (CONTINUED)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Payments from Distribution settlement/ affiliate (Note 16)	Proceeds from shares issued in merger	Reinvestment of distributions	Redemption fee proceeds	Shares redeemed	Shares converted	Net increase (decrease)
period ended	#	#	#	#	#	#	($)	$	($)	($)	$	($)	$	($)
Index Solution 2025
Class ADV
6/30/2013	3,181,975	—	—	(1,013,148)	—	2,168,827	34,694,121	—	—	—	—	(10,940,517)	—	23,753,604
12/31/2012	6,745,200	—	566,863	(1,804,876)	—	5,507,187	68,239,308	—	—	5,645,958	—	(18,380,661)	—	55,504,605
Class I
6/30/2013	445,012	—	—	(363,138)	—	81,874	4,916,648	—	—	—	—	(3,968,316)	—	948,332
12/31/2012	1,459,867	—	80,196	(365,210)	—	1,174,853	15,170,227	—	—	809,981	—	3,812,889	—	12,167,319
Class S
6/30/2013	1,433,112	—	—	(940,916)	—	492,196	15,750,830	—	—	—	—	(10,364,611)	—	5,386,219
12/31/2012	3,813,804	—	445,313	(1,331,635)	—	2,927,482	39,004,559	—	—	4,466,487	—	(13,625,509)	—	29,845,537
Class S2
6/30/2013	1,202,009	—	—	(224,477)	—	977,532	13,139,271	—	—	—	—	(2,453,923)	—	10,685,348
12/31/2012	2,099,460	—	115,210	(429,290)	—	1,785,380	21,031,201	—	—	1,142,878	—	(4,335,106)	—	17,838,973
Index Solution 2030
Class ADV
6/30/2013	—	—	—	—	—	—	—	6	—	—	—	—	—	6
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class I
6/30/2013	—	—	—	—	—	—	—	6	—	—	—	—	—	6
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class S
6/30/2013	—	—	—	—	—	—	—	7	—	—	—	—	—	7
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class S2
6/30/2013	—	—	—	—	—	—	—	6	—	—	—	—	—	6
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class T
6/30/2013	—	—	—	—	—	—	—	6	—	—	—	—	—	6
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Index Solution 2035
Class ADV
6/30/2013	2,360,302	—	—	(1,022,457)	—	1,337,845	25,791,845	—	—	—	—	(11,139,040)	—	14,652,805
12/31/2012	5,619,239	—	517,767	(1607948	—	4,529,058	55,855,916	—	—	5,058,588	—	(16,080,774)	—	44,833,730
Class I
6/30/2013	303,519	—	—	(359,527)	—	(56,008)	3,354,902	—	—	—	—	(3,848,517)	—	(493,615)
12/31/2012	779,984	—	64,557	(244,165)	—	600,376	7,953,299	—	—	639,761	—	(2,492,150)	—	6,100,910
Class S
6/30/2013	1,256,742	—	—	(469,245)	—	787,497	13,770,670	—	—	—	—	(5,193,607)	—	8,577,063
12/31/2012	2,856,126	—	340,678	(1,096,976)	—	2,099,828	28,663,915	—	—	3,352,269	—	(11,043,403)	—	20,972,781
Class S2
6/30/2013	965,734	—	—	(240,292)	—	725,442	10,595,709	—	—	—	—	(2,630,488)	—	7,965,221
12/31/2012	2,190,391	—	109,009	(442,463)	—	1,856,937	21,583,341	—	—	1,061,747	—	4,398,308	—	18,246,780
Index Solution 2040
Class ADV
6/30/2013	—	—	—	—	—	—	—	6	—	—	—	—	—	6
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class I
6/30/2013	—	—	—	—	—	—	—	6	—	—	—	—	—	6
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class S
6/30/2013	—	—	—	—	—	—	—	6	—	—	—	—	—	6
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class S2
6/30/2013	—	—	—	—	—	—	—	6	—	—	—	—	—	6
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class T
6/30/2013	—	—	—	—	—	—	—	6	—	—	—	—	—	6
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (CONTINUED)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Payments from Distribution settlement/ affiliate (Note 16)	Proceeds from shares issued in merger	Reinvestment of distributions	Redemption fee proceeds	Shares redeemed	Shares converted	Net increase (decrease)
period ended	#	#	#	#	#	#	($)	$	($)	($)	$	($)	$	($)
Index Solution 2045
Class ADV
6/30/2013	1,290,866	—	—	(545,562)	—	745,304	14,186,689	—	—	—	—	(6,008,845)	—	8,177,844
12/31/2012	3,155,504	—	245,291	(697,948)	—	2,702,847	31,139,603	—	—	2,386,682	—	(6,900,799)	—	26,625,486
Class I
6/30/2013	183,934	—	—	(705,020)	—	(521,086)	2,049,910	—	—	—	—	(7,565,649)	—	(5,515,739)
12/31/2012	502,517	—	45,181	(119,221)	—	428,477	5,086,137	—	—	447,293	—	(1,211,923)	—	4,321,507
Class S
6/30/2013	904,352	—	—	(372,537)	—	531,815	9,942,731	—	—	—	—	(4,124,375)	—	5,818,356
12/31/2012	1,589,398	—	169,388	(641,537)	—	1,117,249	15,838,594	—	—	1,663,388	—	(6,348,167)	—	11,153,815
Class S2
6/30/2013	434,197	—	—	(105,909)	—	328,288	4,804,964	—	—	—	—	(1,170,092)	—	3,634,872
12/31/2012	870,802	—	41,617	(166,371)	—	746,048	8,487,234	—	—	404,513	—	(1,643,759)	—	7,247,988
Index Solution 2050
Class ADV
6/30/2013	—	—	—	—	—	—	—	6	—	—	—	—	—	6
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class I
6/30/2013	—	—	—	—	—	—	—	7	—	—	—	—	—	7
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class S
6/30/2013	—	—	—	—	—	—	—	7	—	—	—	—	—	7
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class S2
6/30/2013	—	—	—	—	—	—	—	6	—	—	—	—	—	6
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Class T
6/30/2013	—	—	—	—	—	—	—	6	—	—	—	—	—	6
12/31/2012	—	—	—	—	—	—	—	—	—	1	—	—	—	1
Index Solution 2055
Class ADV
6/30/2013	387,973	—	—	(91,153)	—	296,820	5,010,814	—	—	—	—	(1,167,813)	—	3,843,001
12/31/2012	656,213	—	10,701	(99,932)	—	566,982	7,539,746	—	—	122,415	—	(1,151,990)	—	6,510,171
Class I
6/30/2013	41,721	—	—	(102,145)	—	(60,424)	540,328	—	—	—	—	(1,277,233)	—	(736,905)
12/31/2012	107,571	—	1,629	(23,806)	—	85,394	1,239,484	—	—	18,819	—	(274,302)	—	984,001
Class S
6/30/2013	229,995	—	—	(183,975)	—	46,020	2,976,897	—	—	—	—	(2,369,765)	—	607,132
12/31/2012	449,191	—	8,757	(44,530)	—	413,418	5,147,738	—	—	100,618	—	(512,444)	—	4,735,912
Class S2
6/30/2013	83,660	—	—	(11,576)	—	72,084	1,093,946	—	—	—	—	(150,655)	—	943,291
12/31/2012	266,713	—	3,693	(36,210)	—	234,196	3,048,821	—	—	42,250	—	(412,170)	—	2,678,901
Class T
6/30/2013	—	—	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2012	—	—	0	—	—	0	—	—	—	0	—	—	—	0
Index Solution Income
Class ADV
6/30/2013	720,088	—	—	(558,785)	—	161,303	7,875,455	—	—	—	—	(6,100,596)	—	1,774,859
12/31/2012	1,096,724	—	155,511	(748,067)	—	504,168	11,723,100	—	—	1,617,312	—	(8,036,801)	—	5,303,611
Class I
6/30/2013	43,491	—	—	(287,221)	—	(243,730)	480,132	—	—	—	—	(3,150,137)	—	(2,670,005)
12/31/2012	581,257	—	43,851	(270,223)	—	354,885	6,280,992	—	—	463,068	—	2,924,988	—	3,819,072
Class S
6/30/2013	223,921	—	—	(983,014)	—	(759,093)	2,470,857	—	—	—	—	(10,834,497)	—	(8,363,640)
12/31/2012	631,494	—	804,905	(1,858,949)	—	(422,550)	6,783,948	—	—	8,443,451	—	(20,012,376)	—	(4,784,977)
Class S2
6/30/2013	112,515	—	—	(78,903)	—	33,612	1,221,375	—	—	—	—	(850,666)	—	370,709
12/31/2012	250,152	—	21,337	(32,137)	—	239,352	2,657,802	—	—	220,623	—	(341,133)	—	2,537,292

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2013. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2012 was as follows:

	Ordinary Income	Long-term Capital Gains
Index Solution Income	$4,535,637	$6,208,998
Index Solution 2015	4,062,166	6,763,256
Index Solution 2020	818	4
Index Solution 2025	3,887,508	8,177,898
Index Solution 2030	1,024	4
Index Solution 2035	2,427,262	7,685,215
Index Solution 2040	1,196	3
Index Solution 2045	1,283,587	3,618,380
Index Solution 2050	1,193	202
Index Solution 2055	256,149	27,986

The tax-basis components of distributable earnings as of December 31, 2012 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Index Solution Income	$7,691,936	$3,960,958	$4,477,456
Index Solution 2015	9,376,378	3,947,754	6,399,150
Index Solution 2020	930	273	951
Index Solution 2025	11,569,528	7,718,413	15,317,078
Index Solution 2030	912	313	1,596
Index Solution 2035	7,973,965	5,863,577	14,468,721
Index Solution 2040	848	367	1,918
Index Solution 2045	3,909,506	3,680,423	9,317,599
Index Solution 2050	873	167	1,930
Index Solution 2055	557,940	379,266	1,262,633

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 11 — CONCENTRATION OF INVESTMENT RISK (CONTINUED)

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

NOTE 12 — RESTRUCTURING PLAN

The Investment Adviser, Sub-Adviser, Administrator and Distributor are indirect, wholly-owned subsidiaries of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. (“ING Groep”), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of Index Solution 2020, Index Solution 2030, Index Solution 2040 and Index Solution 2050 approved new advisory and sub-advisory agreements on April 22, 2013 and shareholders of Index Solution 2015, Index Solution 2025, Index Solution 2035, Index Solution 2045, Index Solution 2055 and Index Solution Income approved new advisory and sub-advisory agreements on May 31, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 12 — RESTRUCTURING PLAN (CONTINUED)

key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s and affiliated entities’ loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

Shareholder Proxy Proposals

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the “Nominees”) for election as Directors of the Company. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on May 13, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board, another board in the ING Funds complex, and the Investment Adviser to the Portfolios to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 13 — SUBSEQUENT EVENTS

On July 22, 2013, the Portfolios and the Investment Adviser received exemptive relief from the SEC which permits the Investment Adviser, with the approval of the Portfolios’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Adviser or of another company that, indirectly or directly wholly owns the Investment Adviser. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

Dividends: Subsequent to June 30, 2013, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution Income
Class ADV	$0.3007	$0.1457	$0.2374	August 7, 2013	August 5, 2013
Class I	$0.3460	$0.1457	$0.2374	August 7, 2013	August 5, 2013
Class S	$0.3168	$0.1457	$0.2374	August 7, 2013	August 5, 2013
Class S2	$0.3201	$0.1457	$0.2374	August 7, 2013	August 5, 2013
Class T	$0.2724	$0.1457	$0.2374	August 7, 2013	August 5, 2013
Index Solution 2015
Class ADV	$0.2126	$0.1331	$0.1507	August 7, 2013	August 5, 2013
Class I	$0.2540	$0.1331	$0.1507	August 7, 2013	August 5, 2013
Class S	$0.2292	$0.1331	$0.1507	August 7, 2013	August 5, 2013
Class S2	$0.2321	$0.1331	$0.1507	August 7, 2013	August 5, 2013
Class T	$0.1808	$0.1331	$0.1507	August 7, 2013	August 5, 2013
Index Solution 2020
Class ADV	$0.2648	$0.3561	$0.1814	August 7, 2013	August 5, 2013
Class I	$0.3131	$0.3561	$0.1814	August 7, 2013	August 5, 2013
Class S	$0.2196	$0.3561	$0.1814	August 7, 2013	August 5, 2013
Class S2	$0.2769	$0.3561	$0.1814	August 7, 2013	August 5, 2013
Class T	$0.2344	$0.3561	$0.1814	August 7, 2013	August 5, 2013

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 13 — SUBSEQUENT EVENTS (CONTINUED)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution 2025
Class ADV	$0.1551	$0.1179	$0.1885	August 7, 2013	August 5, 2013
Class I	$0.1923	$0.1179	$0.1885	August 7, 2013	August 5, 2013
Class S	$0.1719	$0.1179	$0.1885	August 7, 2013	August 5, 2013
Class S2	$0.1670	$0.1179	$0.1885	August 7, 2013	August 5, 2013
Class T	$0.1191	$0.1179	$0.1885	August 7, 2013	August 5, 2013
Index Solution 2030
Class ADV	$0.2700	$0.3401	$0.2093	August 7, 2013	August 5, 2013
Class I	$0.3188	$0.3401	$0.2093	August 7, 2013	August 5, 2013
Class S	$0.2250	$0.3401	$0.2093	August 7, 2013	August 5, 2013
Class S2	$0.2822	$0.3401	$0.2093	August 7, 2013	August 5, 2013
Class T	$0.2393	$0.3401	$0.2093	August 7, 2013	August 5, 2013
Index Solution 2035
Class ADV	$0.1249	$0.1172	$0.1851	August 7, 2013	August 5, 2013
Class I	$0.1625	$0.1172	$0.1851	August 7, 2013	August 5, 2013
Class S	$0.1438	$0.1172	$0.1851	August 7, 2013	August 5, 2013
Class S2	$0.1374	$0.1172	$0.1851	August 7, 2013	August 5, 2013
Class T	$0.0893	$0.1172	$0.1851	August 7, 2013	August 5, 2013
Index Solution 2040
Class ADV	$0.1817	$0.3826	$0.2451	August 7, 2013	August 5, 2013
Class I	$0.2372	$0.3826	$0.2451	August 7, 2013	August 5, 2013
Class S	$0.1400	$0.3826	$0.2451	August 7, 2013	August 5, 2013
Class S2	$0.1937	$0.3826	$0.2451	August 7, 2013	August 5, 2013
Class T	$0.1575	$0.3826	$0.2451	August 7, 2013	August 5, 2013
Index Solution 2045
Class ADV	$0.1033	$0.1035	$0.2031	August 7, 2013	August 5, 2013
Class I	$0.1398	$0.1035	$0.2031	August 7, 2013	August 5, 2013
Class S	$0.1213	$0.1035	$0.2031	August 7, 2013	August 5, 2013
Class S2	$0.1128	$0.1035	$0.2031	August 7, 2013	August 5, 2013
Class T	$0.0666	$0.1035	$0.2031	August 7, 2013	August 5, 2013
Index Solution 2050
Class ADV	$0.1698	$0.4099	$0.1123	August 7, 2013	August 5, 2013
Class I	$0.2253	$0.4099	$0.1123	August 7, 2013	August 5, 2013
Class S	$0.1281	$0.4099	$0.1123	August 7, 2013	August 5, 2013
Class S2	$0.1817	$0.4099	$0.1123	August 7, 2013	August 5, 2013
Class T	$0.1455	$0.4099	$0.1123	August 7, 2013	August 5, 2013
Index Solution 2055
Class ADV	$0.1007	$0.0966	$0.1380	August 7, 2013	August 5, 2013
Class I	$0.1322	$0.0966	$0.1380	August 7, 2013	August 5, 2013
Class S	$0.1143	$0.0966	$0.1380	August 7, 2013	August 5, 2013
Class S2	$0.1027	$0.0966	$0.1380	August 7, 2013	August 5, 2013
Class T	$0.0495	$0.0966	$0.1380	August 7, 2013	August 5, 2013

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

38

ING INDEX SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 10.0%
99,738	iShares iBoxx $ High Yield Corporate Bond Fund	$9,062,195	5.0
230,402	SPDR Barclays Capital High Yield Bond ETF	9,098,575	5.0

	Total Exchange-Traded Funds (Cost $18,416,559)	18,160,770	10.0

MUTUAL FUNDS: 90.0%
	Affiliated Investment Companies: 90.0%
178,543	ING Emerging Markets Index Portfolio — Class I	1,847,915	1.0
1,062,717	ING International Index Portfolio — Class I	9,075,606	5.0
1,058,595	ING RussellTM Mid Cap Index Portfolio — Class I	14,555,681	8.0
9,549,401	ING U.S. Bond Index Portfolio — Class I	100,364,206	55.1

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
2,916,390	ING U.S. Stock Index Portfolio — Class I	$38,117,216	20.9

	Total Mutual Funds (Cost $160,833,957)	163,960,624	90.0

	Total Investments in Securities (Cost $179,250,516)	$182,121,394	100.0
	Liabilities in Excess of Other Assets	(65,365)	—
	Net Assets	$182,056,029	100.0

Cost for federal income tax purposes is $179,954,065.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,425,422
Gross Unrealized Depreciation	(5,258,093)
Net Unrealized Appreciation	$2,167,329

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,160,770	$—	$—	$18,160,770
Mutual Funds	163,960,624	—	—	163,960,624
Total Investments, at fair value	$182,121,394	$—	$—	$182,121,394

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$3,949,719	$586,125	$(2,333,604)	$(354,325)	$1,847,915	$4,665	$(35,929)	$16,639
ING International Index Portfolio — Class I	11,620,744	1,021,287	(3,063,005)	(503,420)	9,075,606	223,081	700,991	—
ING RussellTM Mid Cap Index Portfolio — Class I	15,277,656	3,040,766	(4,952,590)	1,189,849	14,555,681	157,527	373,922	385,399
ING U.S. Bond Index Portfolio — Class I	105,974,425	19,616,581	(20,351,048)	(4,875,752)	100,364,206	516,558	431,822	1,065,550
ING U.S. Stock Index Portfolio — Class I	32,016,191	9,605,956	(6,443,403)	2,938,472	38,117,216	—	1,354,872	—
	$168,838,735	$33,870,715	$(37,143,650)	$(1,605,176)	$163,960,624	$901,831	$2,825,678	$1,467,588

See Accompanying Notes to Financial Statements

39

ING INDEX SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 10.0%
154,054	iShares iBoxx $ High Yield Corporate Bond Fund	$13,997,347	5.0
355,778	SPDR Barclays Capital High Yield Bond ETF	14,049,673	5.0

	Total Exchange-Traded Funds (Cost $28,503,871)	28,047,020	10.0

MUTUAL FUNDS: 90.0%
	Affiliated Investment Companies: 90.0%
551,153	ING Emerging Markets Index Portfolio — Class I	5,704,434	2.0
2,951,958	ING International Index Portfolio — Class I	25,209,723	9.0
1,633,634	ING RussellTM Mid Cap Index Portfolio — Class I	22,462,466	8.0
397,160	ING RussellTM Small Cap Index Portfolio — Class I	5,611,871	2.0
12,859,001	ING U.S. Bond Index Portfolio — Class I	135,148,104	48.1

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
4,500,567	ING U.S. Stock Index Portfolio — Class I	$58,822,406	20.9

	Total Mutual Funds (Cost $246,846,947)	252,959,004	90.0

	Total Investments in Securities (Cost $275,350,818)	$281,006,024	100.0
	Liabilities in Excess of Other Assets	(118,442)	—
	Net Assets	$280,887,582	100.0

Cost for federal income tax purposes is $276,525,202.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$12,714,638
Gross Unrealized Depreciation	(8,233,816)
Net Unrealized Appreciation	$4,480,822

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$28,047,020	$—	$—	$28,047,020
Mutual Funds	252,959,004	—	—	252,959,004
Total Investments, at fair value	$281,006,024	$—	$—	$281,006,024

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$11,382,425	$2,296,981	$(6,822,465)	$(1,152,507)	$5,704,434	$13,900	$(16,970)	$49,575
ING International Index Portfolio — Class I	27,516,918	4,188,872	(5,803,938)	(692,129)	25,209,723	598,109	1,045,942	—
ING RussellTM Mid Cap Index Portfolio — Class I	24,408,308	3,301,166	(7,177,885)	1,930,877	22,462,466	268,246	638,268	656,280
ING RussellTM Small Cap Index Portfolio — Class I	5,472,948	815,426	(917,667)	241,164	5,611,871	78,518	308,991	198,625
ING U.S. Bond Index Portfolio — Class I	125,297,356	33,929,992	(18,092,557)	(5,986,687)	135,148,104	626,783	225,665	1,313,464
ING U.S. Stock Index Portfolio — Class I	48,144,206	15,086,477	(9,102,244)	4,693,967	58,822,406	—	1,892,274	—
	$242,222,161	$59,618,914	$(47,916,756)	$(965,315)	$252,959,004	$1,585,556	$4,094,170	$2,217,944

See Accompanying Notes to Financial Statements

40

ING INDEX SOLUTION 2020 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 11.5%
3	iShares Barclays 20+ Year Treasury Bond Fund	$332	1.8
9	iShares iBoxx $ High Yield Corporate Bond Fund	818	4.6
23	SPDR Barclays Capital High Yield Bond ETF	908	5.1

	Total Exchange-Traded Funds (Cost $2,096)	2,058	11.5

MUTUAL FUNDS: 86.6%
	Affiliated Investment Companies: 86.6%
35	ING Emerging Markets Index Portfolio — Class I	358	2.0
226	ING International Index Portfolio — Class I	1,929	10.8
141	ING RussellTM Mid Cap Index Portfolio — Class I	1,934	10.8
37	ING RussellTM Small Cap Index Portfolio — Class I	527	2.9

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
558	ING U.S. Bond Index Portfolio — Class I	$5,865	32.7
376	ING U.S. Stock Index Portfolio — Class I	4,911	27.4

	Total Mutual Funds (Cost $14,387)	15,524	86.6

	Total Investments in Securities (Cost $16,483)	$17,582	98.1
	Assets in Excess of Other Liabilities	341	1.9
	Net Assets	$17,923	100.0

Cost for federal income tax purposes is $16,514.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,460
Gross Unrealized Depreciation	(392)
Net Unrealized Appreciation	$1,068

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,058	$—	$—	$2,058
Mutual Funds	15,524	—	—	15,524
Total Investments, at fair value	$17,582	$—	$—	$17,582

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$716	$85	$(362)	$(81)	$358	$—	$5	$3
ING International Index Portfolio — Class I	2,103	158	(277)	(55)	1,929	47	80	—
ING RussellTM Mid Cap Index Portfolio — Class I	1,900	262	(295)	67	1,934	21	131	52
ING RussellTM Small Cap Index Portfolio — Class I	523	27	(52)	29	527	7	24	19
ING U.S. Bond Index Portfolio — Class I	5,888	1,263	(1,047)	(239)	5,865	30	(23)	63
ING U.S. Stock Index Portfolio — Class I	4,258	615	(448)	486	4,911	—	96	—
	$15,388	$2,410	$(2,481)	$207	$15,524	$105	$313	$137

See Accompanying Notes to Financial Statements

41

ING INDEX SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 11.0%
40,570	iShares Barclays 20+ Year Treasury Bond Fund	$4,480,551	1.0
243,176	iShares iBoxx $ High Yield Corporate Bond Fund	22,094,971	5.0
561,601	SPDR Barclays Capital High Yield Bond ETF	22,177,624	5.0

	Total Exchange-Traded Funds (Cost $49,774,910)	48,753,146	11.0

MUTUAL FUNDS: 89.0%
	Affiliated Investment Companies: 89.0%
1,304,589	ING Emerging Markets Index Portfolio — Class I	13,502,500	3.0
7,245,919	ING International Index Portfolio — Class I	61,880,151	14.0
4,511,214	ING RussellTM Mid Cap Index Portfolio — Class I	62,029,191	14.0
1,253,405	ING RussellTM Small Cap Index Portfolio — Class I	17,710,618	4.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
9,716,588	ING U.S. Bond Index Portfolio — Class I	$102,121,337	23.1
10,483,504	ING U.S. Stock Index Portfolio — Class I	137,019,403	30.9

	Total Mutual Funds (Cost $368,743,883)	394,263,200	89.0

	Total Investments in Securities (Cost $418,518,793)	$443,016,346	100.0
	Liabilities in Excess of Other Assets	(202,832)	—
	Net Assets	$442,813,514	100.0

Cost for federal income tax purposes is $419,940,805.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$31,665,680
Gross Unrealized Depreciation	(8,590,139)
Net Unrealized Appreciation	$23,075,541

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$48,753,146	$—	$—	$48,753,146
Mutual Funds	394,263,200	—	—	394,263,200
Total Investments, at fair value	$443,016,346	$—	$—	$443,016,346

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$20,087,812	$5,137,714	$(9,101,087)	$(2,621,939)	$13,502,500	$27,079	$218,356	$96,575
ING International Index Portfolio — Class I	58,451,084	11,672,757	(8,662,153)	418,463	61,880,151	1,448,555	27,861	—
ING RussellTM Mid Cap Index Portfolio — Class I	53,773,631	14,156,182	(8,966,228)	3,065,606	62,029,191	679,209	2,544,522	1,661,722
ING RussellTM Small Cap Index Portfolio — Class I	15,501,344	2,994,932	(1,788,020)	1,002,362	17,710,618	244,753	576,964	619,146
ING U.S. Bond Index Portfolio — Class I	91,129,876	38,859,872	(23,744,844)	(4,123,567)	102,121,337	463,724	(388,865)	1,076,038
ING U.S. Stock Index Portfolio — Class I	106,031,859	31,178,482	(12,492,092)	12,301,154	137,019,403	—	2,628,669	—
	$344,975,606	$103,999,939	$(64,754,424)	$10,042,079	$394,263,200	$2,863,320	$5,607,507	$3,453,481

See Accompanying Notes to Financial Statements

42

ING INDEX SOLUTION 2030 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.6%
3	iShares Barclays 20+ Year Treasury Bond Fund	$331	1.7
7	iShares iBoxx $ High Yield Corporate Bond Fund	636	3.4
17	SPDR Barclays Capital High Yield Bond ETF	671	3.5

	Total Exchange-Traded Funds (Cost $1,672)	1,638	8.6

MUTUAL FUNDS: 89.9%
	Affiliated Investment Companies: 89.9%
73	ING Emerging Markets Index Portfolio — Class I	759	4.0
414	ING International Index Portfolio — Class I	3,539	18.7
190	ING RussellTM Mid Cap Index Portfolio — Class I	2,614	13.8
53	ING RussellTM Small Cap Index Portfolio — Class I	746	3.9

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
290	ING U.S. Bond Index Portfolio — Class I	$3,043	16.1
484	ING U.S. Stock Index Portfolio — Class I	6,332	33.4

	Total Mutual Funds (Cost $14,985)	17,033	89.9

	Total Investments in Securities (Cost $16,657)	$18,671	98.5
	Assets in Excess of Other Liabilities	284	1.5
	Net Assets	$18,955	100.0

Cost for federal income tax purposes is $16,678.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,260
Gross Unrealized Depreciation	(267)
Net Unrealized Appreciation	$1,993

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,638	$—	$—	$1,638
Mutual Funds	17,033	—	—	17,033
Total Investments, at fair value	$18,671	$—	$—	$18,671

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$1,107	$152	$(335)	$(165)	$759	$1	$30	$5
ING International Index Portfolio — Class I	3,614	261	(289)	(47)	3,539	85	84	—
ING RussellTM Mid Cap Index Portfolio — Class I	2,494	306	(309)	123	2,614	29	139	71
ING RussellTM Small Cap Index Portfolio — Class I	719	47	(64)	44	746	11	29	27
ING U.S. Bond Index Portfolio — Class I	3,120	1,074	(1,033)	(118)	3,043	15	(24)	35
ING U.S. Stock Index Portfolio — Class I	5,443	796	(540)	633	6,332	—	117	—
	$16,497	$2,636	$(2,570)	$470	$17,033	$141	$375	$138

See Accompanying Notes to Financial Statements

43

ING INDEX SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 7.7%
23,519	iShares Barclays 20+ Year Treasury Bond Fund	$2,597,438	0.7
131,577	iShares iBoxx $ High Yield Corporate Bond Fund	11,955,086	3.5
303,869	SPDR Barclays Capital High Yield Bond ETF	11,999,787	3.5

	Total Exchange-Traded Funds (Cost $27,197,962)	26,552,311	7.7

MUTUAL FUNDS: 92.3%
	Affiliated Investment Companies: 92.3%
1,348,184	ING Emerging Markets Index Portfolio — Class I	13,953,705	4.1
7,621,636	ING International Index Portfolio — Class I	65,088,772	19.0
3,746,153	ING RussellTM Mid Cap Index Portfolio — Class I	51,509,605	15.0
1,214,312	ING RussellTM Small Cap Index Portfolio — Class I	17,158,234	5.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
3,033,156	ING U.S. Bond Index Portfolio — Class I	$31,878,468	9.3
10,484,171	ING U.S. Stock Index Portfolio — Class I	137,028,116	39.9

	Total Mutual Funds (Cost $289,560,320)	316,616,900	92.3

	Total Investments in Securities (Cost $316,758,282)	$343,169,211	100.0
	Liabilities in Excess of Other Assets	(143,044)	—
	Net Assets	$343,026,167	100.0

Cost for federal income tax purposes is $317,630,845.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$29,748,494
Gross Unrealized Depreciation	(4,210,128)
Net Unrealized Appreciation	$25,538,366

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,552,311	$—	$—	$26,552,311
Mutual Funds	316,616,900	—	—	316,616,900
Total Investments, at fair value	$343,169,211	$—	$—	$343,169,211

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$18,241,336	$4,923,547	$(6,494,318)	$(2,716,860)	$13,953,705	$24,981	$373,820	$89,093
ING International Index Portfolio — Class I	59,203,426	12,477,923	(6,374,322)	(218,255)	65,088,772	1,512,085	581,137	—
ING RussellTM Mid Cap Index Portfolio — Class I	43,764,726	11,708,803	(6,921,285)	2,957,361	51,509,605	562,522	1,607,319	1,376,241
ING RussellTM Small Cap Index Portfolio — Class I	14,718,138	2,950,315	(1,422,776)	912,557	17,158,234	235,203	584,459	594,986
ING U.S. Bond Index Portfolio — Class I	28,789,596	19,854,895	(15,712,616)	(1,053,407)	31,878,468	131,136	(399,483)	363,579
ING U.S. Stock Index Portfolio — Class I	106,411,375	29,694,086	(11,619,370)	12,542,025	137,028,116	—	2,463,862	—
	$271,128,597	$81,609,569	$(48,544,687)	$12,423,421	$316,616,900	$2,465,927	$5,211,114	$2,423,899

See Accompanying Notes to Financial Statements

44

ING INDEX SOLUTION 2040 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.5%
3	iShares Barclays 20+ Year Treasury Bond Fund	$331	1.7
3	iShares iBoxx $ High Yield Corporate Bond Fund	273	1.4
7	SPDR Barclays Capital High Yield Bond ETF	276	1.4

	Total Exchange-Traded Funds (Cost $910)	880	4.5

MUTUAL FUNDS: 94.3%
	Affiliated Investment Companies: 94.3%
95	ING Emerging Markets Index Portfolio — Class I	987	5.0
454	ING International Index Portfolio — Class I	3,873	19.7
226	ING RussellTM Mid Cap Index Portfolio — Class I	3,106	15.8
69	ING RussellTM Small Cap Index Portfolio — Class I	970	4.9

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
83	ING U.S. Bond Index Portfolio — Class I	$877	4.5
667	ING U.S. Stock Index Portfolio — Class I	8,715	44.4

	Total Mutual Funds (Cost $15,789)	18,528	94.3

	Total Investments in Securities (Cost $16,699)	$19,408	98.8
	Assets in Excess of Other Liabilities	229	1.2
	Net Assets	$19,637	100.0

Cost for federal income tax purposes is $16,720.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,849
Gross Unrealized Depreciation	(161)
Net Unrealized Appreciation	$2,688

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$880	$—	$—	$880
Mutual Funds	18,528	—	—	18,528
Total Investments, at fair value	$19,408	$—	$—	$19,408

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$1,320	$192	$(319)	$(206)	$987	$2	$39	$6
ING International Index Portfolio — Class I	3,877	279	(248)	(35)	3,873	92	72	—
ING RussellTM Mid Cap Index Portfolio — Class I	2,911	330	(304)	169	3,106	35	137	85
ING RussellTM Small Cap Index Portfolio — Class I	918	56	(66)	62	970	13	31	35
ING U.S. Bond Index Portfolio — Class I	1,405	833	(1,342)	(19)	877	6	(32)	17
ING U.S. Stock Index Portfolio — Class I	7,173	1,276	(589)	855	8,715	—	127	—
	$17,604	$2,966	$(2,868)	$826	$18,528	$148	$374	$143

See Accompanying Notes to Financial Statements

45

ING INDEX SOLUTION 2045 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.5%
26,589	iShares Barclays 20+ Year Treasury Bond Fund	$2,936,489	1.5
31,875	iShares iBoxx $ High Yield Corporate Bond Fund	2,896,162	1.5
73,614	SPDR Barclays Capital High Yield Bond ETF	2,907,017	1.5

	Total Exchange-Traded Funds (Cost $9,071,996)	8,739,668	4.5

MUTUAL FUNDS: 95.5%
	Affiliated Investment Companies: 95.5%
1,334,459	ING Emerging Markets Index Portfolio — Class I	13,811,655	7.1
4,764,369	ING International Index Portfolio — Class I	40,687,711	21.0
2,401,251	ING RussellTM Mid Cap Index Portfolio — Class I	33,017,198	17.0
686,790	ING RussellTM Small Cap Index Portfolio — Class I	9,704,347	5.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
93,596	ING U.S. Bond Index Portfolio — Class I	$983,699	0.5
6,670,798	ING U.S. Stock Index Portfolio — Class I	87,187,327	44.9

	Total Mutual Funds (Cost $168,401,442)	185,391,937	95.5

	Total Investments in Securities (Cost $177,473,438)	$194,131,605	100.0
	Liabilities in Excess of Other Assets	(80,808)	—
	Net Assets	$194,050,797	100.0

Cost for federal income tax purposes is $178,116,390.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$18,251,846
Gross Unrealized Depreciation	(2,236,631)
Net Unrealized Appreciation	$16,015,215

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,739,668	$—	$—	$8,739,668
Mutual Funds	185,391,937	—	—	185,391,937
Total Investments, at fair value	$194,131,605	$—	$—	$194,131,605

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$15,794,543	$4,590,752	$(4,107,582)	$(2,466,058)	$13,811,655	$21,426	$341,952	$76,414
ING International Index Portfolio — Class I	37,679,144	7,905,604	(5,035,783)	138,746	40,687,711	955,039	88,929	—
ING RussellTM Mid Cap Index Portfolio — Class I	28,705,966	7,427,788	(4,687,704)	1,571,148	33,017,198	367,502	1,350,642	899,114
ING RussellTM Small Cap Index Portfolio — Class I	8,516,874	1,717,190	(1,109,541)	579,824	9,704,347	134,484	267,747	340,200
ING U.S. Bond Index Portfolio — Class I	6,556,642	7,812,016	(13,422,635)	37,676	983,699	18,467	(219,221)	94,875
ING U.S. Stock Index Portfolio — Class I	66,581,296	22,596,048	(9,314,202)	7,324,185	87,187,327	—	1,818,686	—
	$163,834,465	$52,049,398	$(37,677,447)	$7,185,521	$185,391,937	$1,496,918	$3,648,735	$1,410,603

See Accompanying Notes to Financial Statements

46

ING INDEX SOLUTION 2050 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.5%
3	iShares Barclays 20+ Year Treasury Bond Fund	$331	1.7
3	iShares iBoxx $ High Yield Corporate Bond Fund	273	1.4
7	SPDR Barclays Capital High Yield Bond ETF	276	1.4

	Total Exchange-Traded Funds (Cost $910)	880	4.5

MUTUAL FUNDS: 94.3%
	Affiliated Investment Companies: 94.3%
132	ING Emerging Markets Index Portfolio — Class I	1,368	7.0
472	ING International Index Portfolio — Class I	4,028	20.7
238	ING RussellTM Mid Cap Index Portfolio — Class I	3,269	16.8
68	ING RussellTM Small Cap Index Portfolio — Class I	961	4.9

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
9	ING U.S. Bond Index Portfolio — Class I	$96	0.5
660	ING U.S. Stock Index Portfolio — Class I	8,632	44.4

	Total Mutual Funds (Cost $15,623)	18,354	94.3
	Total Investments in Securities (Cost $16,533)	$19,234	98.8
	Assets in Excess of Other Liabilities	229	1.2
	Net Assets	$19,463	100.0

Cost for federal income tax purposes is $16,535.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,852
Gross Unrealized Depreciation	(153)
Net Unrealized Appreciation	$2,699

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$880	$—	$—	$880
Mutual Funds	18,354	—	—	18,354
Total Investments, at fair value	$19,234	$—	$—	$19,234

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$1,679	$246	$(301)	$(256)	$1,368	$2	$33	$8
ING International Index Portfolio — Class I	4,018	280	(239)	(31)	4,028	96	69	—
ING RussellTM Mid Cap Index Portfolio — Class I	3,059	334	(307)	183	3,269	37	138	90
ING RussellTM Small Cap Index Portfolio — Class I	908	54	(64)	63	961	13	30	34
ING U.S. Bond Index Portfolio — Class I	696	695	(1,300)	5	96	2	(22)	9
ING U.S. Stock Index Portfolio — Class I	7,095	1,293	(599)	843	8,632	—	131	—
	$17,455	$2,902	$(2,810)	$807	$18,354	$150	$379	$141

See Accompanying Notes to Financial Statements

47

ING INDEX SOLUTION 2055 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.7%
2,352	iShares Barclays 20+ Year Treasury Bond Fund	$259,755	0.7
5,639	iShares iBoxx $ High Yield Corporate Bond Fund	512,359	1.5
13,022	SPDR Barclays Capital High Yield Bond ETF	514,239	1.5

	Total Exchange-Traded Funds (Cost $1,332,727)	1,286,353	3.7

MUTUAL FUNDS: 96.3%
	Affiliated Investment Companies: 96.3%
236,534	ING Emerging Markets Index Portfolio — Class I	2,448,127	7.1
844,500	ING International Index Portfolio — Class I	7,212,031	21.0
425,628	ING RussellTM Mid Cap Index Portfolio — Class I	5,852,381	17.0
121,736	ING RussellTM Small Cap Index Portfolio — Class I	1,720,125	5.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
41,459	ING U.S. Bond Index Portfolio — Class I	435,739	1.3
1,182,424	ING U.S. Stock Index Portfolio — Class I	15,454,281	44.9

	Total Mutual Funds (Cost $30,632,413)	33,122,684	96.3

	Total Investments in Securities (Cost $31,965,140)	$34,409,037	100.0
	Liabilities in Excess of Other Assets	(7,159)	—
	Net Assets	$34,401,878	100.0

Cost for federal income tax purposes is $32,153,261.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,704,643
Gross Unrealized Depreciation	(448,867)
Net Unrealized Appreciation	$2,255,776

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,286,353	$—	$—	$1,286,353
Mutual Funds	33,122,684	—	—	33,122,684
Total Investments, at fair value	$34,409,037	$—	$—	$34,409,037

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$2,590,759	$1,117,600	$(890,495)	$(369,737)	$2,448,127	$3,567	$15,993	$12,720
ING International Index Portfolio — Class I	6,161,176	2,161,061	(993,484)	(116,722)	7,212,031	158,884	137,165	—
ING RussellTM Mid Cap Index Portfolio — Class I	4,695,825	1,907,999	(1,050,388)	298,945	5,852,381	61,155	177,510	149,621
ING RussellTM Small Cap Index Portfolio — Class I	1,393,096	484,711	(277,028)	119,346	1,720,125	22,387	20,232	56,632
ING U.S. Bond Index Portfolio — Class I	1,076,681	1,447,902	(2,083,616)	(5,228)	435,739	3,018	(30,584)	16,018
ING U.S. Stock Index Portfolio — Class I	10,893,575	5,454,777	(2,012,134)	1,118,063	15,454,281	—	376,119	—
	$26,811,112	$12,574,050	$(7,307,145)	$1,044,667	$33,122,684	$249,011	$696,435	$234,991

See Accompanying Notes to Financial Statements

48

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Partners, Inc. Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for certain portfolios with DSL prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

5	To elect 13 nominees to the Board.

6	To approve an amended advisory fee structure that could increase the advisory fee with respect to the portfolio.

7	To approve a new investment sub-advisory agreement between DSL and ING IM with respect to certain Portfolios and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control events that occur as part of the Separation Plan.

8	To approve a modification to the current manager-of-managers policy to permit DSL or ING Investments, as applicable, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio’s shareholders.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution Income Portfolio	1*	1,801,423.000	172,504.000	102,234.000	0.000	2,076,161.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	1,990,968.500	85,192.500	0.000	0.000	2,076,161.000
John V. Boyer	5*	2,000,853.500	75,307.500	0.000	0.000	2,076,161.000
Patricia W. Chadwick	5*	1,981,428.500	94,732.500	0.000	0.000	2,076,161.000
Albert E. DePrince, Jr.	5*	2,004,625.500	71,535.500	0.000	0.000	2,076,161.000
Peter S. Drotch	5*	2,003,114.500	73,046.500	0.000	0.000	2,076,161.000
J. Michael Earley	5*	2,004,625.500	71,535.500	0.000	0.000	2,076,161.000
Martin J. Gavin	5*	2,004,625.500	71,535.500	0.000	0.000	2,076,161.000
Russell H. Jones	5*	2,004,625.500	71,535.500	0.000	0.000	2,076,161.000
Patrick W. Kenny	5*	2,004,625.500	71,535.500	0.000	0.000	2,076,161.000
Shaun P. Mathews	5*	2,004,625.500	71,535.500	0.000	0.000	2,076,161.000
Joseph E. Obermeyer	5*	2,004,625.500	71,535.500	0.000	0.000	2,076,161.000
Sheryl K. Pressler	5*	1,978,387.500	97,773.500	0.000	0.000	2,076,161.000
Roger B. Vincent	5*	1,987,877.500	88,283.500	0.000	0.000	2,076,161.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	1,286,470.667	671,721.667	117,968.666	0.000	2,076,161.000
	7*	1,732,147.000	243,020.000	100,994.000	0.000	2,076,161.000
	8*	1,565,058.667	395,197.667	115,904.666	0.000	2,076,161.000

* Proposals deferred; adjourned to April 26, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2015 Portfolio	1*	2,220,852.000	165,098.000	113,415.000	0.000	2,499,365.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	2,417,104.500	82,260.500	0.000	0.000	2,499,365.000
John V. Boyer	5*	2,417,567.500	81,797.500	0.000	0.000	2,499,365.000
Patricia W. Chadwick	5*	2,417,567.500	81,797.500	0.000	0.000	2,499,365.000
Albert E. DePrince, Jr.	5*	2,407,053.500	92,311.500	0.000	0.000	2,499,365.000
Peter S. Drotch	5*	2,417,567.500	81,797.500	0.000	0.000	2,499,365.000
J. Michael Earley	5*	2,417,567.500	81,797.500	0.000	0.000	2,499,365.000
Martin J. Gavin	5*	2,417,567.500	81,797.500	0.000	0.000	2,499,365.000
Russell H. Jones	5*	2,417,567.500	81,797.500	0.000	0.000	2,499,365.000
Patrick W. Kenny	5*	2,417,567.500	81,797.500	0.000	0.000	2,499,365.000
Shaun P. Mathews	5*	2,417,567.500	81,797.500	0.000	0.000	2,499,365.000
Joseph E. Obermeyer	5*	2,417,567.500	81,797.500	0.000	0.000	2,499,365.000
Sheryl K. Pressler	5*	2,417,104.500	82,260.500	0.000	0.000	2,499,365.000
Roger B. Vincent	5*	2,417,567.500	81,797.500	0.000	0.000	2,499,365.000

49

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	1,750,035.000	653,292.000	96,038.000	0.000	2,499,365.000
	7*	2,200,987.000	173,685.000	124,693.000	0.000	2,499,365.000
	8*	1,968,090.000	413,894.000	117,381.000	0.000	2,499,365.000

* Proposals deferred; adjourned to April 26, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2020 Portfolio	1*	1,500.000	0.000	0.000	0.000	1,500.000
	6*	1,500.000	0.000	0.000	0.000	1,500.000
	7*	1,500.000	0.000	0.000	0.000	1,500.000
	8*	1,500.000	0.000	0.000	0.000	1,500.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2025 Portfolio	1*	2,550,767.000	29,569.000	36,170.000	0.000	2,616,506.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	2,611,646.500	4,859.500	0.000	0.000	2,616,506.000
John V. Boyer	5*	2,611,646.500	4,859.500	0.000	0.000	2,616,506.000
Patricia W. Chadwick	5*	2,611,646.500	4,859.500	0.000	0.000	2,616,506.000
Albert E. DePrince, Jr.	5*	2,611,646.500	4,859.500	0.000	0.000	2,616,506.000
Peter S. Drotch	5*	2,611,646.500	4,859.500	0.000	0.000	2,616,506.000
J. Michael Earley	5*	2,611,646.500	4,859.500	0.000	0.000	2,616,506.000
Martin J. Gavin	5*	2,611,646.500	4,859.500	0.000	0.000	2,616,506.000
Russell H. Jones	5*	2,611,646.500	4,859.500	0.000	0.000	2,616,506.000
Patrick W. Kenny	5*	2,611,646.500	4,859.500	0.000	0.000	2,616,506.000
Shaun P. Mathews	5*	2,611,646.500	4,859.500	0.000	0.000	2,616,506.000
Joseph E. Obermeyer	5*	2,611,646.500	4,859.500	0.000	0.000	2,616,506.000
Sheryl K. Pressler	5*	2,611,646.500	4,859.500	0.000	0.000	2,616,506.000
Roger B. Vincent	5*	2,611,646.500	4,859.500	0.000	0.000	2,616,506.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	1,937,340.667	643,381.667	35,783.666	0.000	2,616,506.000
	7*	2,513,070.334	63,287.333	40,148.333	0.000	2,616,506.000
	8*	2,126,444.334	454,251.333	35,810.333	0.000	2,616,506.000

* Proposals deferred; adjourned to April 26, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2030 Portfolio	1*	1,500.000	0.000	0.000	0.000	1,500.000
	6*	1,500.000	0.000	0.000	0.000	1,500.000
	7*	1,500.000	0.000	0.000	0.000	1,500.000
	8*	1,500.000	0.000	0.000	0.000	1,500.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2035 Portfolio	1*	1,569,307.000	22,961.000	74,086.000	0.000	1,666,354.000

50

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	1,595,300.500	71,053.500	0.000	0.000	1,666,354.000
John V. Boyer	5*	1,595,300.500	71,053.500	0.000	0.000	1,666,354.000
Patricia W. Chadwick	5*	1,595,300.500	71,053.500	0.000	0.000	1,666,354.000
Albert E. DePrince, Jr.	5*	1,595,300.500	71,053.500	0.000	0.000	1,666,354.000
Peter S. Drotch	5*	1,595,300.500	71,053.500	0.000	0.000	1,666,354.000
J. Michael Earley	5*	1,595,300.500	71,053.500	0.000	0.000	1,666,354.000
Martin J. Gavin	5*	1,595,300.500	71,053.500	0.000	0.000	1,666,354.000
Russell H. Jones	5*	1,595,300.500	71,053.500	0.000	0.000	1,666,354.000
Patrick W. Kenny	5*	1,595,300.500	71,053.500	0.000	0.000	1,666,354.000
Shaun P. Mathews	5*	1,595,300.500	71,053.500	0.000	0.000	1,666,354.000
Joseph E. Obermeyer	5*	1,595,300.500	71,053.500	0.000	0.000	1,666,354.000
Sheryl K. Pressler	5*	1,595,300.500	71,053.500	0.000	0.000	1,666,354.000
Roger B. Vincent	5*	1,595,300.500	71,053.500	0.000	0.000	1,666,354.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	1,207,653.000	387,349.000	71,352.000	0.000	1,666,354.000
	7*	1,546,542.334	45,164.333	74,647.333	0.000	1,666,354.000
	8*	1,381,921.334	210,332.333	74,100.333	0.000	1,666,354.000

* Proposals deferred; adjourned to April 26, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2040 Portfolio	1*	1,500.000	0.000	0.000	0.000	1,500.000
	6*	1,500.000	0.000	0.000	0.000	1,500.000
	7*	1,500.000	0.000	0.000	0.000	1,500.000
	8*	1,500.000	0.000	0.000	0.000	1,500.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2045 Portfolio	1*	633,193.000	10,958.000	128,579.000	0.000	772,730.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	772,676.000	54.000	0.000	0.000	772,730.000
John V. Boyer	5*	772,676.000	54.000	0.000	0.000	772,730.000
Patricia W. Chadwick	5*	772,676.000	54.000	0.000	0.000	772,730.000
Albert E. DePrince, Jr.	5*	772,676.000	54.000	0.000	0.000	772,730.000
Peter S. Drotch	5*	772,676.000	54.000	0.000	0.000	772,730.000
J. Michael Earley	5*	772,676.000	54.000	0.000	0.000	772,730.000
Martin J. Gavin	5*	772,676.000	54.000	0.000	0.000	772,730.000
Russell H. Jones	5*	772,676.000	54.000	0.000	0.000	772,730.000
Patrick W. Kenny	5*	772,676.000	54.000	0.000	0.000	772,730.000
Shaun P. Mathews	5*	772,676.000	54.000	0.000	0.000	772,730.000
Joseph E. Obermeyer	5*	772,676.000	54.000	0.000	0.000	772,730.000
Sheryl K. Pressler	5*	772,676.000	54.000	0.000	0.000	772,730.000
Roger B. Vincent	5*	772,676.000	54.000	0.000	0.000	772,730.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	461,830.000	300,847.000	10,053.000	0.000	772,730.000
	7*	628,466.334	15,302.333	128,961.333	0.000	772,730.000
	8*	517,008.667	245,226.667	10,494.666	0.000	772,730.000

* Proposals deferred; adjourned to April 26, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2050 Portfolio	1*	1,500.000	0.000	0.000	0.000	1,500.000
	6*	1,500.000	0.000	0.000	0.000	1,500.000
	7*	1,500.000	0.000	0.000	0.000	1,500.000
	8*	1,500.000	0.000	0.000	0.000	1,500.000

* Proposals Passed

51

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2055 Portfolio	1*	121,721.000	417.000	3,732.000	0.000	125,870.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	125,455.500	414.500	0.000	0.000	125,870.000
John V. Boyer	5*	125,455.500	414.500	0.000	0.000	125,870.000
Patricia W. Chadwick	5*	125,455.500	414.500	0.000	0.000	125,870.000
Albert E. DePrince, Jr.	5*	125,455.500	414.500	0.000	0.000	125,870.000
Peter S. Drotch	5*	125,455.500	414.500	0.000	0.000	125,870.000
J. Michael Earley	5*	125,455.500	414.500	0.000	0.000	125,870.000
Martin J. Gavin	5*	125,455.500	414.500	0.000	0.000	125,870.000
Russell H. Jones	5*	125,455.500	414.500	0.000	0.000	125,870.000
Patrick W. Kenny	5*	125,455.500	414.500	0.000	0.000	125,870.000
Shaun P. Mathews	5*	125,455.500	414.500	0.000	0.000	125,870.000
Joseph E. Obermeyer	5*	125,455.500	414.500	0.000	0.000	125,870.000
Sheryl K. Pressler	5*	125,455.500	414.500	0.000	0.000	125,870.000
Roger B. Vincent	5*	125,455.500	414.500	0.000	0.000	125,870.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	73,239.000	48,899.000	3,732.000	0.000	125,870.000
	7*	105,143.000	17,280.000	3,447.000	0.000	125,870.000
	8*	95,597.000	26,541.000	3,732.000	0.000	125,870.000

*  Proposals deferred; adjourned to April 26, 2013

A special meeting of shareholders of the ING Partners, Inc. Registrant was held April 26, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution Income Portfolio	1*	3,962,746.000	248,366.000	195,656.000	0.000	4,406,768.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	4,249,573.000	157,195.000	0.000	0.000	4,406,768.000
John V. Boyer	5*	4,259,458.000	147,310.000	0.000	0.000	4,406,768.000
Patricia W. Chadwick	5*	4,240,033.000	166,735.000	0.000	0.000	4,406,768.000
Albert E. DePrince, Jr.	5*	4,263,230.000	143,538.000	0.000	0.000	4,406,768.000
Peter S. Drotch	5*	4,261,719.000	145,049.000	0.000	0.000	4,406,768.000
J. Michael Earley	5*	4,263,230.000	143,538.000	0.000	0.000	4,406,768.000
Martin J. Gavin	5*	4,265,406.000	141,362.000	0.000	0.000	4,406,768.000
Russell H. Jones	5*	4,263,230.000	143,538.000	0.000	0.000	4,406,768.000
Patrick W. Kenny	5*	4,263,230.000	143,538.000	0.000	0.000	4,406,768.000
Shaun P. Mathews	5*	4,263,230.000	143,538.000	0.000	0.000	4,406,768.000
Joseph E. Obermeyer	5*	4,263,230.000	143,538.000	0.000	0.000	4,406,768.000
Sheryl K. Pressler	5*	4,236,992.000	169,776.000	0.000	0.000	4,406,768.000
Roger B. Vincent	5*	4,246,481.000	160,287.000	0.000	0.000	4,406,768.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	3,295,194.000	918,671.000	192,903.000	0.000	4,406,768.000
	7*	3,907,984.000	320,157.000	178,627.000	0.000	4,406,768.000
	8*	3,600,677.334	592,409.333	213,681.333	0.000	4,406,768.000

* Proposals deferred; adjourned to May 13, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2015 Portfolio	1*	4,952,123.000	220,561.000	317,862.000	0.000	5,490,546.000

52

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	5,317,111.500	173,434.500	0.000	0.000	5,490,546.000
John V. Boyer	5*	5,317,574.500	172,971.500	0.000	0.000	5,490,546.000
Patricia W. Chadwick	5*	5,317,574.500	172,971.500	0.000	0.000	5,490,546.000
Albert E. DePrince, Jr.	5*	5,307,059.500	183,486.500	0.000	0.000	5,490,546.000
Peter S. Drotch	5*	5,317,574.500	172,971.500	0.000	0.000	5,490,546.000
J. Michael Earley	5*	5,317,574.500	172,971.500	0.000	0.000	5,490,546.000
Martin J. Gavin	5*	5,317,574.500	172,971.500	0.000	0.000	5,490,546.000
Russell H. Jones	5*	5,317,574.500	172,971.500	0.000	0.000	5,490,546.000
Patrick W. Kenny	5*	5,317,574.500	172,971.500	0.000	0.000	5,490,546.000
Shaun P. Mathews	5*	5,317,574.500	172,971.500	0.000	0.000	5,490,546.000
Joseph E. Obermeyer	5*	5,317,574.500	172,971.500	0.000	0.000	5,490,546.000
Sheryl K. Pressler	5*	5,317,111.500	173,434.500	0.000	0.000	5,490,546.000
Roger B. Vincent	5*	5,317,574.500	172,971.500	0.000	0.000	5,490,546.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	4,351,527.334	839,219.333	299,799.333	0.000	5,490,546.000
	7*	4,915,344.667	245,706.667	329,494.666	0.000	5,490,546.000
	8*	4,614,674.667	552,643.667	323,227.666	0.000	5,490,546.000

* Proposals deferred; adjourned to May 13, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2025 Portfolio	1*	5,403,335.000	215,247.000	270,488.000	0.000	5,889,070.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	5,520,561.000	368,509.000	0.000	0.000	5,889,070.000
John V. Boyer	5*	5,520,561.000	368,509.000	0.000	0.000	5,889,070.000
Patricia W. Chadwick	5*	5,520,561.000	368,509.000	0.000	0.000	5,889,070.000
Albert E. DePrince, Jr.	5*	5,520,561.000	368,509.000	0.000	0.000	5,889,070.000
Peter S. Drotch	5*	5,520,561.000	368,509.000	0.000	0.000	5,889,070.000
J. Michael Earley	5*	5,520,561.000	368,509.000	0.000	0.000	5,889,070.000
Martin J. Gavin	5*	5,520,561.000	368,509.000	0.000	0.000	5,889,070.000
Russell H. Jones	5*	5,520,561.000	368,509.000	0.000	0.000	5,889,070.000
Patrick W. Kenny	5*	5,520,561.000	368,509.000	0.000	0.000	5,889,070.000
Shaun P. Mathews	5*	5,520,561.000	368,509.000	0.000	0.000	5,889,070.000
Joseph E. Obermeyer	5*	5,520,561.000	368,509.000	0.000	0.000	5,889,070.000
Sheryl K. Pressler	5*	5,520,561.000	368,509.000	0.000	0.000	5,889,070.000
Roger B. Vincent	5*	5,520,561.000	368,509.000	0.000	0.000	5,889,070.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	4,706,668.334	910,833.333	271,568.333	0.000	5,889,070.000
	7*	5,542,855.334	71,748.333	274,466.333	0.000	5,889,070.000
	8*	5,217,935.334	399,539.333	271,595.333	0.000	5,889,070.000

* Proposals deferred; adjourned to May 13, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2035 Portfolio	1*	3,431,402.000	47,712.000	226,940.000	0.000	3,706,054.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	3,533,828.000	172,226.000	0.000	0.000	3,706,054.000
John V. Boyer	5*	3,533,828.000	172,226.000	0.000	0.000	3,706,054.000
Patricia W. Chadwick	5*	3,533,828.000	172,226.000	0.000	0.000	3,706,054.000
Albert E. DePrince, Jr.	5*	3,533,828.000	172,226.000	0.000	0.000	3,706,054.000
Peter S. Drotch	5*	3,533,828.000	172,226.000	0.000	0.000	3,706,054.000
J. Michael Earley	5*	3,533,828.000	172,226.000	0.000	0.000	3,706,054.000
Martin J. Gavin	5*	3,533,828.000	172,226.000	0.000	0.000	3,706,054.000
Russell H. Jones	5*	3,533,828.000	172,226.000	0.000	0.000	3,706,054.000
Patrick W. Kenny	5*	3,533,828.000	172,226.000	0.000	0.000	3,706,054.000
Shaun P. Mathews	5*	3,533,828.000	172,226.000	0.000	0.000	3,706,054.000
Joseph E. Obermeyer	5*	3,533,828.000	172,226.000	0.000	0.000	3,706,054.000
Sheryl K. Pressler	5*	3,533,828.000	172,226.000	0.000	0.000	3,706,054.000
Roger B. Vincent	5*	3,533,828.000	172,226.000	0.000	0.000	3,706,054.000

53

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	3,044,583.667	453,461.667	208,008.666	0.000	3,706,054.000
	7*	3,408,266.334	74,454.333	223,333.333	0.000	3,706,054.000
	8*	3,233,163.334	266,303.333	206,587.333	0.000	3,706,054.000

* Proposals deferred; adjourned to May 13, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2045 Portfolio	1*	1,647,842.000	69,467.000	199,678.000	0.000	1,916,987.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	1,845,836.500	71,150.500	0.000	0.000	1,916,987.000
John V. Boyer	5*	1,845,836.500	71,150.500	0.000	0.000	1,916,987.000
Patricia W. Chadwick	5*	1,845,836.500	71,150.500	0.000	0.000	1,916,987.000
Albert E. DePrince, Jr.	5*	1,845,836.500	71,150.500	0.000	0.000	1,916,987.000
Peter S. Drotch	5*	1,845,836.500	71,150.500	0.000	0.000	1,916,987.000
J. Michael Earley	5*	1,845,836.500	71,150.500	0.000	0.000	1,916,987.000
Martin J. Gavin	5*	1,845,836.500	71,150.500	0.000	0.000	1,916,987.000
Russell H. Jones	5*	1,845,836.500	71,150.500	0.000	0.000	1,916,987.000
Patrick W. Kenny	5*	1,845,836.500	71,150.500	0.000	0.000	1,916,987.000
Shaun P. Mathews	5*	1,845,836.500	71,150.500	0.000	0.000	1,916,987.000
Joseph E. Obermeyer	5*	1,845,836.500	71,150.500	0.000	0.000	1,916,987.000
Sheryl K. Pressler	5*	1,845,836.500	71,150.500	0.000	0.000	1,916,987.000
Roger B. Vincent	5*	1,845,836.500	71,150.500	0.000	0.000	1,916,987.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	1,474,221.334	361,901.333	80,864.333	0.000	1,916,987.000
	7*	1,643,115.000	73,811.000	200,061.000	0.000	1,916,987.000
	8*	1,531,637.667	304,042.667	81,306.666	0.000	1,916,987.000

* Proposals deferred; adjourned to May 13, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2055 Portfolio	1*	259,984.000	3,309.000	12,638.000	0.000	275,931.000

	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	269,835.500	6,095.500	0.000	0.000	275,931.000
John V. Boyer	5*	269,835.500	6,095.500	0.000	0.000	275,931.000
Patricia W. Chadwick	5*	269,835.500	6,095.500	0.000	0.000	275,931.000
Albert E. DePrince, Jr.	5*	269,835.500	6,095.500	0.000	0.000	275,931.000
Peter S. Drotch	5*	269,835.500	6,095.500	0.000	0.000	275,931.000
J. Michael Earley	5*	269,835.500	6,095.500	0.000	0.000	275,931.000
Martin J. Gavin	5*	269,835.500	6,095.500	0.000	0.000	275,931.000
Russell H. Jones	5*	269,835.500	6,095.500	0.000	0.000	275,931.000
Patrick W. Kenny	5*	269,835.500	6,095.500	0.000	0.000	275,931.000
Shaun P. Mathews	5*	269,835.500	6,095.500	0.000	0.000	275,931.000
Joseph E. Obermeyer	5*	269,835.500	6,095.500	0.000	0.000	275,931.000
Sheryl K. Pressler	5*	269,835.500	6,095.500	0.000	0.000	275,931.000
Roger B. Vincent	5*	269,835.500	6,095.500	0.000	0.000	275,931.000

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	6*	213,446.000	52,856.000	9,629.000	0.000	275,931.000
	7*	249,777.667	13,800.667	12,352.666	0.000	275,931.000
	8*	233,859.000	32,443.000	9,629.000	0.000	275,931.000

*  Proposals deferred; adjourned to May 13, 2013

54

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

A special meeting of shareholders of the ING Partners, Inc. Registrant was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

ING Partners, Inc.	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	573,865,379.456	42,794,795.115	0.000	0.000	616,660,174.571
John V. Boyer	5*	573,021,834.459	43,638,340.112	0.000	0.000	616,660,174.571
Patricia W. Chadwick	5*	573,742,886.456	42,917,288.115	0.000	0.000	616,660,174.571
Albert E. DePrince, Jr.	5*	572,335,768.456	44,324,406.115	0.000	0.000	616,660,174.571
Peter S. Drotch	5*	572,632,629.459	44,027,545.112	0.000	0.000	616,660,174.571
J. Michael Earley	5*	573,248,886.456	43,411,288.115	0.000	0.000	616,660,174.571
Martin J. Gavin	5*	573,514,908.456	43,145,266.115	0.000	0.000	616,660,174.571
Russell H. Jones	5*	572,951,237.459	43,708,937.112	0.000	0.000	616,660,174.571
Patrick W. Kenny	5*	572,650,997.456	44,009,177.115	0.000	0.000	616,660,174.571
Shaun P. Mathews	5*	573,234,679.456	43,425,495.115	0.000	0.000	616,660,174.571
Joseph E. Obermeyer	5*	573,338,184.456	43,321,990.115	0.000	0.000	616,660,174.571
Sheryl K. Pressler	5*	573,948,856.459	42,711,318.112	0.000	0.000	616,660,174.571
Roger B. Vincent	5*	572,333,367.456	44,326,807.115	0.000	0.000	616,660,174.571

* Proposal Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution Income Portfolio	1*	6,510,871.000	419,240.000	567,917.000	0.000	7,498,028.000
	6*	5,631,919.667	1,428,999.667	437,108.666	0.000	7,498,028.000
	7*	6,500,880.667	474,260.667	522,886.666	0.000	7,498,028.000
	8*	6,106,804.334	831,952.333	559,271.333	0.000	7,498,028.000

* Proposals deferred; adjourned to May 31, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2015 Portfolio	1*	9,692,953.000	259,484.000	1,029,895.000	0.000	10,982,332.000
	6*	8,094,654.334	1,938,775.333	948,902.333	0.000	10,982,332.000
	7*	9,268,637.667	640,982.667	1,072,711.666	0.000	10,982,332.000
	8*	8,681,972.334	1,237,014.333	1,063,345.333	0.000	10,982,332.000

* Proposals deferred; adjourned to May 31, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2025 Portfolio	1*	11,874,781.000	116,514.000	1,777,481.000	0.000	13,768,776.000
	6*	9,840,201.334	2,148,449.333	1,780,125.333	0.000	13,768,776.000
	7*	11,519,968.000	365,001.000	1,883,807.000	0.000	13,768,776.000
	8*	10,588,105.000	1,337,117.000	1,843,554.000	0.000	13,768,776.000

* Proposals deferred; adjourned to May 31, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2035 Portfolio	1*	7,732,596.000	104,999.000	1,846,020.000	0.000	9,683,615.000
	6*	6,468,461.334	1,459,491.333	1,755,662.333	0.000	9,683,615.000
	7*	7,554,626.000	263,714.000	1,865,275.000	0.000	9,683,615.000
	8*	6,979,863.667	813,450.667	1,890,300.666	0.000	9,683,615.000

* Proposals deferred; adjourned to May 31, 2013

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2045 Portfolio	1*	4,126,686.000	104,720.000	691,108.000	0.000	4,922,514.000
	6*	3,588,288.334	751,251.333	582,974.333	0.000	4,922,514.000
	7*	4,090,708.000	110,518.000	721,288.000	0.000	4,922,514.000
	8*	3,770,269.667	472,386.667	679,857.666	0.000	4,922,514.000

* Proposals deferred; adjourned to May 31, 2013

55

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2055 Portfolio	1*	631,934.000	32,754.000	91,417.000	0.000	756,105.000
	6*	508,304.334	158,845.333	88,955.333	0.000	756,105.000
	7*	603,879.334	36,216.333	116,009.333	0.000	756,105.000
	8*	538,305.000	104,922.000	112,878.000	0.000	756,105.000

* Proposals deferred; adjourned to May 31, 2013

A special meeting of shareholders of the ING Partners, Inc. Registrant was held May 31, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution Income Portfolio	1*	8,384,712.000	884,039.000	1,068,897.000	0.000	10,337,648.000
	6*	6,948,514.334	2,499,749.333	889,384.333	0.000	10,337,648.000
	7*	8,276,338.000	976,412.000	1,084,898.000	0.000	10,337,648.000
	8*	7,752,552.000	1,591,888.000	993,208.000	0.000	10,337,648.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2015 Portfolio	1*	12,416,919.000	457,980.000	1,464,727.000	0.000	14,339,626.000
	6*	10,311,086.334	2,650,365.333	1,378,174.333	0.000	14,339,626.000
	7*	11,855,301.667	898,307.667	1,586,016.666	0.000	14,339,626.000
	8*	11,261,442.667	1,585,865.667	1,492,317.666	0.000	14,339,626.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2025 Portfolio	1*	17,076,787.000	290,449.000	2,790,963.000	0.000	20,158,199.000
	6*	13,990,480.334	3,200,423.333	2,967,295.333	0.000	20,158,199.000
	7*	16,246,323.334	616,815.333	3,295,060.333	0.000	20,158,199.000
	8*	15,627,128.334	1,803,427.333	2,727,643.333	0.000	20,158,199.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2035 Portfolio	1*	12,806,080.000	281,681.000	2,691,968.000	0.000	15,779,729.000
	6*	10,592,142.667	2,318,153.667	2,869,432.666	0.000	15,779,729.000
	7*	12,188,295.667	511,469.667	3,079,963.666	0.000	15,779,729.000
	8*	11,928,148.000	1,183,533.000	2,668,048.000	0.000	15,779,729.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2045 Portfolio	1*	6,922,764.000	172,921.000	1,271,772.000	0.000	8,367,457.000
	6*	6,112,828.000	1,064,993.000	1,189,636.000	0.000	8,367,457.000
	7*	6,803,551.334	200,461.333	1,363,444.333	0.000	8,367,457.000
	8*	6,528,209.334	606,621.333	1,232,626.333	0.000	8,367,457.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Index Solution 2055 Portfolio	1*	1,006,695.000	35,671.000	152,659.000	0.000	1,195,025.000
	6*	861,470.334	181,844.333	151,710.333	0.000	1,195,025.000
	7*	958,676.000	39,134.000	197,215.000	0.000	1,195,025.000
	8*	897,426.667	117,396.667	180,201.666	0.000	1,195,025.000

* Proposals Passed

56

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY CONTRACTS IN CONNECTION WITH THE SEPARATION PLAN FOR ING INDEX SOLUTION 2015 PORTFOLIO, ING INDEX SOLUTION 2020 PORTFOLIO, ING INDEX SOLUTION 2025 PORTFOLIO, ING INDEX SOLUTION 2030 PORTFOLIO, ING INDEX SOLUTION 2035 PORTFOLIO, ING INDEX SOLUTION 2040 PORTFOLIO, ING INDEX SOLUTION 2045 PORTFOLIO, ING INDEX SOLUTION 2050, ING INDEX SOLUTION 2055 PORTFOLIO, AND ING INDEX SOLUTION INCOME PORTFOLIO (EACH A “PORTFOLIO” AND, COLLECTIVELY THE “PORTFOLIOS”)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, when the Portfolios, each a series of ING Partners, Inc. (the “Company”), enter into a new investment advisory contract (“Advisory Contract”) with Directed Services LLC (“Directed Services” or the “Adviser”), the Board of Directors (the “Board”) of the Company, including a majority of the Board members who have no direct or indirect interest in the Advisory Contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Directors”), must approve the new arrangements. Discussed below are certain factors that the Board considered at meetings held on January 10, 2013 in determining whether to approve new advisory arrangements for the Portfolios in connection with the Separation Plan, as defined and discussed below.

The Board noted that pursuant to an agreement with the European Commission, ING Groep N.V. (“ING Groep”), the ultimate parent company of the Adviser, has announced its intention to divest ING U.S., Inc. (“ING U.S.”), its U.S.-based insurance, retirement services, and investment management operations, which includes the Adviser, into an independent, standalone company by the end of 2016 (such divestment, the “Separation Plan”). ING U.S. is a wholly owned, indirect subsidiary of ING Groep and a parent company of the Adviser. The Board further noted that the Separation Plan may result in the Adviser’s loss of access to the services and resources of its ultimate parent company, which could adversely affect its businesses and profitability. The Board recognized that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control. If a change of control is deemed to take place, the investment advisory and sub-advisory agreements for the investment companies in the ING fund complex under the Board’s jurisdiction (“ING Funds”), including the Portfolios, would terminate and trigger the necessity for new agreements, which would require the approval of the Board and, potentially, the shareholders of an ING Fund. The Board also recognized that there can be no assurance that the Separation Plan will be carried out.

The Board considered the potential effects of the separation on the Portfolios and the Adviser, including the Adviser’s ability prior to, during and after the separation to perform the same level of service to the Portfolios as they currently provide. In this regard, the Board noted that the Adviser does not currently anticipate that the separation would have a material adverse impact on the Portfolios or their operations and administration.

ING Groep’s base case to achieve the Separation Plan is through an initial public offering of ING U.S. (the “IPO”) followed by the divestment of ING Groep’s remaining ownership interest over time through one or more additional public offerings of ING U.S. stock, or, possibly, through one or more privately negotiated sales of the stock. (While the Separation Plan is the base case, it is possible that the Separation Plan may be achieved by means of a sale to a single buyer or group of buyers.)

Each of the Portfolios is subject to the 1940 Act, which provides that any investment advisory agreement must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a “Change of Control Event.” It is anticipated that one or more of the transactions contemplated by the Separation Plan would be deemed a Change of Control Event.

As described above, the Separation Plan contemplates one or more transactions, commencing with the IPO, that are expected to result ultimately in a direct or indirect Change of Control Event for the Adviser, which in turn would result in the automatic termination of the current advisory agreements (collectively, the “Current Agreements”). The decisions by the Board, including a majority of the Independent Directors, to approve the proposed advisory agreements for the Portfolios (collectively, the “Proposed Agreements”) were based on a determination by the Board that it would be in the best interests of the shareholders of the Portfolios for the Adviser to continue providing investment advisory and related services for the Portfolios, without interruption, as consummation of the Separation Plan proceeds.

The Board was aware that the IPO may not result immediately in a Change of Control Event, but also recognized that the Separation Plan contemplates a series of transactions that are expected to result in one

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

or more Change of Control Events in the future. The Board concluded that approval by shareholders at this time of both the Proposed Agreements and future agreements that may become effective upon certain Change of Control Events in the future will permit the Portfolios to benefit from the continuation of services by the Adviser and its affiliates throughout the Separation Plan without the need for multiple shareholder meetings. The Board was informed by the Adviser and its counsel that the Adviser is seeking to obtain regulatory assurances that the staff of the U.S. Securities and Exchange Commission would not object to approval of future agreements by shareholders at this time.

Prior to its approval of the Proposed Agreements, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Adviser under the Current Agreements and to be provided under the Proposed Agreements. A substantial portion of this review was conducted as part of, and in conjunction with, the Board’s annual reviews of the Current Agreements, which were most recently approved for continuation at an in-person meeting of the Board held on November 29, 2012. During the review process that led to its approval of the Current Agreements on November 29, 2012, the Board was aware that it likely would be asked in the very near future to consider approval of the Proposed Agreements.

On November 29, 2012, the Board concluded, in light of all factors it considered, including undertakings by the Adviser relating to certain follow-up actions, that the approval of the Current Agreements was in the best interests of the Portfolios and their shareholders and that the fee rates set forth in the Current Agreements were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided and to be provided under the Current Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Current Agreements; (3) the existence of any “fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized the Adviser and its affiliates with respect to its services to the Portfolios.

A further description of the process followed by the Board in approving the Current Agreements on November 29, 2012, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ Annual Report, dated December 31, 2012, under the section titled “BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY CONTRACTS.”

In connection with its approval of the Proposed Agreements, on January 10, 2013, the Board considered its conclusions in connection with its November 29, 2012 approvals of those Current Agreements that were in effect on that date, including the Board’s general satisfaction with the nature, extent and quality of services being provided and, as applicable, actions taken or to be taken in certain instances to improve the relationship between the costs and the quality of services being provided. Also in connection with its January 10, 2013 approvals of the Proposed Agreements, the Board considered a representation made to it on that date by the Adviser’s president that there were no additional developments not already disclosed to the Board since November 29, 2012 that would be a material consideration to the Board in connection with its consideration of the Proposed Agreements.

As a result, in addition to the information identified above, in considering the Proposed Agreements, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of the Adviser and its affiliates that render investment sub-advisory, administrative, distribution, compliance and other services to the Funds. When making its decisions on January 10, 2013, the Board took into account that, commencing in early 2011, it had posed ongoing inquiries to, and received regular updates from, management relating to the Separation Plan.

Subsequent to November 2012, the Board and its committees accelerated their due diligence processes by engaging in an extensive review and analysis of additional information regarding the proposed IPO and related matters. This analysis focused on, among other matters, the expectations for continuity and stability of ING U.S. throughout implementation of the Separation Plan and thereafter. In this connection, the Board considered that the Separation Plan is being implemented as a result of legal and regulatory commitments by ING Groep, that the Board generally has been satisfied with the nature, extent and quality of the services provided to the Portfolios, including investment advisory, administrative and support services, and that it would be in the Portfolio’s best interests to maintain continuity and stability of the services currently being provided. The Board carefully considered ING U.S.’s anticipated future plans related to capitalization, operational matters, and the

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

retention of current levels of staffing and related compensation structures, as well as the desires of its senior executives and key employees and the importance of the investment management operations within the ING U.S. business structure going forward.

Among other steps in its nearly two-year due diligence process, which accelerated upon ING U.S.’s Form S-1 filing, the following actions were taken and considered by or on behalf of the Board:

1.	The Independent Directors solicited and received ongoing advice regarding the Board’s legal duties from K&L Gates, legal counsel for such Board members, which law firm has extensive experience regarding such matters.

2.	The Independent Directors established an Ad Hoc IPO Transaction Committee (the “IPO Committee”), consisting exclusively of Independent Directors, to help oversee, coordinate, and perform portions of the Board’s due diligence activities. In this connection, the IPO Committee considered, among other matters, relevant legal guidance and the processes followed by certain other investment company boards of directors or trustees when they approved contracts in connection with Change of Control Events.

3.	The Independent Directors, with assistance from K&L Gates, prepared written inquiries to the Adviser and its affiliates regarding the IPO, including details regarding ING U.S.’s anticipated business plan for continuing operations after the IPO and potential Change of Control Events.

4.	The Board received and evaluated written responses from the Adviser and its affiliates pursuant to inquiries made on the Board’s behalf. These evaluations were conducted through a series of separate meetings by the Board’s Audit Committee, Compliance Committee, Contracts Committee, Domestic Equity Funds Investment Review Committee, International/Balanced/Fixed Income Funds Investment Review Committee, Nominating and Governance Committee, and IPO Committee (collectively, the “Committees”), and by the Independent Directors (which, at times, included one or both Board members who are not Independent Directors). With respect to services to be rendered to the Portfolios by ING U.S. during implementation of the Separation Plan, each Committee evaluated matters relating to those services typically overseen by such Committee (and, in the case of the IPO Committee, relevant matters not otherwise assigned to a standing Committee). Future references herein to actions taken by the Board or the Independent Directors may include, in some instances, actions taken by one or more of the Committees.

5.	The Board requested and participated in a series of in-person and/or telephonic meetings involving presentations from senior management personnel at ING U.S. (including its Chief Executive Officer, Chief Operating Officer, Chief Risk Officer, Head of Corporate Development, Head of Proprietary Investments, and the heads of each proposed primary operating unit of ING U.S.), as well as from senior management of the Adviser and its affiliates. The Board also requested and had such meetings with the Portfolios’ Chief Compliance Officer and Chief Investment Risk Officer who, as a matter of course, report directly to the Board or its Committees.

6.	The Board received and reviewed the preliminary Form S-1 that contained extensive information relating to, among other matters, ING U.S.’s anticipated business plans and financial structure. In this connection, the Board considered, among other matters: the anticipated arrangements between ING Groep and ING U.S. over the course of the Separation Plan; the anticipated use of potential proceeds of the capital that would be raised through the Form S-1 offering (including that portion of potential proceeds that may be retained by ING Groep and that portion that may be dedicated to the capitalization and operations of ING U.S., including its asset management operations); the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by ING U.S.-affiliated insurance companies; and other information provided by the Adviser and its affiliates.

7.	K&L Gates retained Grail Partners LLC (“Grail”), an independent investment banking firm with extensive experience relating to business operations such as those to be conducted by ING U.S., in order to help K&L Gates evaluate and advise the Board with respect to, among other matters, details of ING U.S.’s anticipated business plan and financial capitalization as set forth in its Form S-1 and related information provided by the Adviser and its affiliates, including the potential implications to the Adviser and its non-insurance affiliates of insurance regulations and related capitalization matters. The Independent Directors or IPO Committee members attended certain in-person and telephone conference call meetings at

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

which Grail rendered advice to K&L Gates regarding these matters and responded to questions.

8.	The Independent Directors, the Board, and many of its Committees held in-person meetings on November 27, 28, and 29, 2012 during which, among other actions, they evaluated the responsive due diligence information provided to date by the Adviser and its affiliates, and considered input from K&L Gates, Grail, and others regarding the Form S-1. At the conclusion of these meetings, the Independent Directors and the Committees posed to the Adviser and its affiliates a series of follow-up information requests.

9.	Among the follow-up actions arising from the November 27, 28, and 29, 2012 meetings, the Independent Directors requested and received written assurances that the Adviser and its affiliates: are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; and throughout the time period during which the Separation Plan is implemented, will notify and consult with the Board in advance if management proposes to take certain actions with respect to these matters. The Board considered that such services include, but are not limited to, portfolio management services, administrative services, and regulatory compliance services. In this regard, the Board considered representations by the Adviser and its affiliates that their separation from ING Groep as contemplated by the Separation Plan will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Portfolios. The Board also considered that the importance of the asset management operations to the overall success of ING U.S., as described by the Form S-1 and during presentations by senior ING U.S. management personnel, could provide a strong incentive to ING U.S. to provide appropriate resource allocations to support those asset management operations.

10.	The Board considered representations by the Adviser and its affiliates that approval of the Proposed Agreements would be necessary for the Portfolios to continue receiving investment management services from the Adviser following the Change of Control Events contemplated by the Separation Plan.

11.	The Board considered representations by the Adviser and its affiliates, as well as related supporting documentation, indicating that the Proposed Agreements, including the fees payable thereunder, are substantially similar to and, in any event, are no less favorable to the Portfolios than, the terms of the corresponding Current Agreements.

12.	The Board considered that, to the extent that the Proposed Agreements do have changes, those changes are designed to benefit shareholders and/or to provide management, subject to Board supervision, with greater flexibility to manage the Portfolios in a manner consistent with stated investment objectives. In this connection, the Board considered, among other matters, the Adviser’s representation that no material changes would be made to the Proposed Agreements, as compared to the Current Agreements, with respect to the material contractual terms that were previously negotiated under which the Portfolios and their Adviser currently operate, including contractual provisions relating to fees and expenses.

13.	The Board considered representations by the Adviser and its affiliates, including senior investment management personnel, as well as related supporting documentation, indicating that: (a) the Adviser can be expected to provide services of the same nature, extent and quality under the Proposed Agreements as are provided thereby under the Current Agreements; and (b) the Separation Plan is not expected to result in any changes to: (i) the management of the Portfolios, including the continuity of the Portfolios’ portfolio managers and other personnel responsible for the management operations of the Portfolios; or (ii) the investment objective of or the principal investment strategies used to manage any of the Portfolios.

14.	The Board considered the steps by the Adviser and its affiliates that have been taken and are planned to be taken to retain the employment of key personnel, including incentive compensation plan arrangements, as well as the overall positive indications by many such personnel regarding the opportunities presented by the Separation Plan to create and grow an investment management operation that is independent from other ING Groep banking and insurance operations that will not be part of ING U.S.

15.	The Board considered that the Adviser and its affiliates have agreed to bear all expenses associated with obtaining shareholder approval of the Proposed Agreements.

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

16.	The Board considered ING U.S.’s preliminary “branding” plans regarding the future name of its asset management operations, as well as its anticipated ability to continue to use the “ING” brand name for such operations for a period of time following the IPO.

17.	The Board considered the advice provided by Dechert LLP, legal counsel to the Portfolios and the Adviser, with respect to the Proposed Agreements (including advice relating to the process and timing of seeking shareholder approval of the Proposed Agreements, and whether shareholder approvals would be required in connection with any future aspects of the Separation Plan following the IPO) and regarding the Board’s role and responsibilities with respect to ING Groep’s restructuring.

18.	The Board considered the legal obligation of ING Groep under the Separation Plan to divest its ownership interest in ING U.S., as well as certain potential advantages and disadvantages to shareholders of the Portfolios of this divestiture, and certain potential advantages and disadvantages of alternative divestiture actions that ING Groep might be forced to take if the Proposed Agreements are not approved by the Board or by shareholders of the Portfolios.

19.	The Board considered peer group and benchmark investment performance comparison data relating to the Portfolios that was more current than related comparison data considered by it in connection with the November 29, 2012 approvals of the Current Agreements.

20.	The Board considered actions taken by the Adviser subsequent to the November 29, 2012 approvals of the Current Agreements with respect to certain ING Funds in response to requests made by the Board in connection with those approvals.

21.	The Board considered the potential benefits to be realized by the Adviser and its affiliates as a result of the Proposed Agreements.

22.	The Board considered that, if shareholders approve the Proposed Agreements, the Board currently expects to continue to conduct an annual contracts review process consistent with the process it would have conducted had the Current Agreements continued in effect and not been replaced by the Proposed Agreements, notwithstanding the two-year initial term set forth in the Proposed Agreements. For example, if the Proposed Agreements are approved by shareholders in 2013, the Board would not legally be required to review or renew those contracts until 2015. However, the Board currently intends to conduct annual reviews of such contracts in 2013 and 2014, and ING has consented to this process. Thus, the Board emphasized that it would be able to, and intends to, monitor on a regular basis the ability of the Adviser and its affiliates to comply with their undertakings to the Board and to monitor on an ongoing basis the quality of services to, and expenses of, the Portfolios. In addition, the Board considered that, under the Proposed Agreements, it will continue to have the authority, should the need arise in its view, to terminate any of the Proposed Agreements without penalty upon 60 days’ notice.

Based on the foregoing and other relevant considerations, at meetings of the Board held on January 10, 2013, the Board, including a majority of the Independent Directors, voted to approve the Proposed Agreements and to recommend approval of the Proposed Agreements by shareholders of the Portfolios. In this connection, the Board concluded that, in light of all factors considered, the terms of the Proposed Agreements, including fee rates, were fair and reasonable, and that it would be in the best interests of shareholders of the Portfolios to approve the Proposed Agreements so as to enable there to be a continuation without interruption of the current services being provided by the current service providers pursuant to the Current Agreements. In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the Proposed Agreements and to recommend approval of the Proposed Agreements to shareholders.

BOARD CONSIDERATION AND APPROVAL OF AN AMENDED ADVISORY FEE STRUCTURE FOR ING INDEX SOLUTION 2015 PORTFOLIO, ING INDEX SOLUTION 2020 PORTFOLIO, ING INDEX SOLUTION 2025 PORTFOLIO, ING INDEX SOLUTION 2030 PORTFOLIO, ING INDEX SOLUTION 2035 PORTFOLIO, ING INDEX SOLUTION 2040 PORTFOLIO, ING INDEX SOLUTION 2045 PORTFOLIO, ING INDEX SOLUTION 2050 PORTFOLIO, ING INDEX SOLUTION 2055 PORTFOLIO, AND ING INDEX SOLUTION INCOME PORTFOLIO (EACH A “PORTFOLIO” AND, COLLECTIVELY THE “PORTFOLIOS”)

At a meeting held on January 10, 2013, the Board considered the approval of amending the fee rate schedules for the Portfolios to transition the fees

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

payable by these Portfolios to Directed Services to a new investment advisory fee structure (the “Amended Fee Structure”). In determining whether to approve the proposed Amended Fee Structure, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the proposed new bifurcated fees payable under the advisory agreement for each Portfolio should be approved. The materials provided to the Board in support of the proposed change in advisory fees included the following: (1) a memorandum presenting Directed Services’ rationale for requesting the change to the Amended Fee Structure; (2) Directed Services’ supporting documentation, including copies of the amended fee rate schedules for the advisory agreement for each Portfolio; and (3) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by Directed Services in the context of Directed Services’ services to the Portfolios and other ING Funds.

The Board’s consideration of whether to approve the amendments to the Portfolios’ advisory fee rate structures took into account several factors including, but not limited to, the following: (1) the nature, extent and quality of the revised strategies emphasizing direct investment services provided by Directed Services to the Portfolios under the changes in strategy for the Portfolio; (2) the representations that the current flat fee rate structures do not fully compensate Directed Services for the range of services it provides to the Portfolios with respect to direct investment management; (3) the fairness of the compensation payable to Directed Services under the proposed Amended Fee Structure; (4) the pricing structure (including the estimated expense ratio to be borne by shareholders) of each Portfolio; (5) Directed Services’ contractual obligation to limit expenses through at least May 1, 2018, including Acquired Fund Fees and Expenses; (6) the projected profitability for Directed Services under the proposed Amended Fee Structure; and (7) comparisons of the amended fee rate schedules with selected peer groups of mutual funds that operate as funds-of-funds and invest substantially all of their assets in affiliated mutual funds, which comparisons indicated that the maximum proposed blended fee rates for the Portfolios are equal to or very close to these peer group averages.

After its deliberation, the Board concluded that: (1) the Amended Fee Structure to be implemented on behalf of each Portfolio is reasonable in the context of all factors considered by the Board; and (2) the estimated expense ratio for each Portfolio under the Amended Fee Structure is reasonable in the context of all factors considered by the Board. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related conclusions.

BOARD CONSIDERATION AND APPROVAL OF A NEW INVESTMENT SUB-ADVISORY AGREEMENT FOR ING INDEX SOLUTION 2015 PORTFOLIO, ING INDEX SOLUTION 2020 PORTFOLIO, ING INDEX SOLUTION 2025 PORTFOLIO, ING INDEX SOLUTION 2030 PORTFOLIO, ING INDEX SOLUTION 2035 PORTFOLIO, ING INDEX SOLUTION 2040 PORTFOLIO, ING INDEX SOLUTION 2045 PORTFOLIO, ING SOLUTION 2050 PORTFOLIO, ING INDEX SOLUTION 2055 PORTFOLIO, AND ING INDEX SOLUTION INCOME PORTFOLIO (EACH A “PORTFOLIO” AND, COLLECTIVELY THE “PORTFOLIOS”)

At a meeting of the Board held on January 10, 2013, the Board, including a majority of the Independent Directors, determined to: (1) appoint ING Investment Management Co. LLC (“ING IM”) as sub-adviser to the Portfolios; and (2) approve a new sub-advisory agreement between Directed Services and ING IM (the “Proposed Sub-Advisory Agreement”) under which ING IM would serve as sub-adviser to each of the Portfolios.

In determining whether to approve the Proposed Sub-Advisory Agreement with ING IM, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Proposed Sub-Advisory Agreement should be approved for each of the Portfolios. The materials provided to the Board to inform its consideration of whether to approve the Proposed Sub-Advisory Agreement with ING IM included: (1) memoranda and related materials provided to the Board in advance of its November 29, 2012 or January 10, 2013 meeting, as applicable, discussing management’s rationale for recommending that ING IM serve as sub-adviser to the Portfolios to align the Portfolios’ advisory arrangements with the standard adviser/sub-adviser management structure that is in place with other funds in the ING Fund Complex; (2) ING IM’s responses to inquiries from K&L Gates LLP, counsel to the Independent Directors; (3) supporting documentation, including copies of the forms of the Proposed Sub-Advisory Agreement with ING IM; and (4) other information relevant to the Board’s evaluation.

In reaching its decision to engage ING IM as sub-adviser to the Portfolios, the Board, including a majority of the Independent Directors, considered a number of factors, including, but not limited to, the following: (1) Directed Services’ view with respect to the

62

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

reputation of ING IM as a manager to similar funds and as consultant to certain of the Portfolios; (2) ING IM’s strength and reputation in the industry; (3) the nature, extent, and quality of the services to be provided by ING IM under the Proposed Sub-Advisory Agreement; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up; (5) that the portfolio management team for the Portfolios would not change; (6) the fairness of the compensation under the Proposed Sub-Advisory Agreement in light of the services to be provided by ING IM and the projected profitability of ING IM as the Portfolios’ sub-adviser; (7) the costs for the services to be provided by ING IM, including that the management fee rate would not change upon the appointment of ING IM; (8) the sub-advisory fee rate payable by Directed Services to ING IM; (9) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws; (10) the appropriateness of the selection of ING IM in light of each Portfolio’s investment objective and investor base; and (11) ING IM’s Code of Ethics, which had been approved by the Board previously, and related procedures for complying with that Code.

In determining to approve the Proposed Sub-Advisory Agreement with ING IM, the Board considered the same factors and reached the same conclusions, as applicable, as described in the section entitled “BOARD CONSIDERATION AND APPOVAL OF NEW INVESTMENT ADVISORY CONTRACTS IN CONNECTION WITH THE SEPARATION PLAN.”

After its deliberation, the Board reached the following conclusions: (1) ING IM should be appointed to serve as sub-adviser to the Portfolios under the Proposed Sub-Advisory Agreement with ING IM; (2) the sub-advisory fee rates payable by the Adviser to ING IM are reasonable in the context of all factors considered by the Board; and (3) ING IM maintains an appropriate compliance program, with this conclusion based upon, among other things, reports from the Portfolios’ Chief Compliance Officer whether ING IM’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws. Based on these conclusions and other factors, the Board voted to approve the Proposed Sub-Advisory Agreement for the Portfolios. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

63

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(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UISOL (0613-082013)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

For the Portfolios that have a complete Schedule of investments, the schedule is included as part of the report to shareholders filed under Item 1 of this Form. For all others, see below

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO	AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 10.8%
101,013		ADT Corp.	4,025,368	1.2
15,100	@	Aeropostale, Inc.	208,380	0.1
9,300	@	ANN, Inc.	308,760	0.1
9,000	@	Asbury Automotive Group, Inc.	360,900	0.1
14,642		Autoliv, Inc.	1,133,144	0.3
8,400	@	Bally Technologies, Inc.	473,928	0.1
9,000	@	Barnes & Noble, Inc.	143,640	0.0
7,672	@	Bed Bath & Beyond, Inc.	543,945	0.2
3,100		Bob Evans Farms, Inc.	145,638	0.0
19,200		Brunswick Corp.	613,440	0.2
57,106		Carnival Corp.	1,958,165	0.6
13,100	@	Cavco Industries, Inc.	660,895	0.2
40,641		CEC Entertainment, Inc.	1,667,907	0.5
12,000		Chico’s FAS, Inc.	204,720	0.1
10,282		Coach, Inc.	586,999	0.2
5,300	@	Conn’s, Inc.	274,328	0.1
2,500		Core-Mark Holding Co., Inc.	158,750	0.0
9,500	@	CROCS, Inc.	156,750	0.0
10,400		CSS Industries, Inc.	259,272	0.1
24,600		Culp, Inc.	427,794	0.1
11,900		Dana Holding Corp.	229,194	0.1
15,200		Destination Maternity Corp.	373,920	0.1
68,600	@	Entercom Communications Corp.	647,584	0.2
163,200		Entravision Communications Corp.	1,003,680	0.3
38,000	@	EW Scripps Co.	592,040	0.2
7,837	@	Genesco, Inc.	525,001	0.2
12,927		Hasbro, Inc.	579,517	0.2
4,700	@	Helen of Troy Ltd.	180,339	0.0
107,765		International Game Technology	1,800,753	0.5
14,721		International Speedway Corp.	463,270	0.1
27,100	@	Journal Communications, Inc.	202,979	0.1
8,500	@	Libbey, Inc.	203,745	0.1
3,000	@	Life Time Fitness, Inc.	150,330	0.0
54,400	@	Lin TV Corp.	832,320	0.2
87,397		Lowe’s Cos., Inc.	3,574,537	1.1
22,700	@	MarineMax, Inc.	257,191	0.1
20,000		Movado Group, Inc.	676,600	0.2
13,700		Nexstar Broadcasting Group, Inc.	485,802	0.1
20,100		OfficeMax, Inc.	205,623	0.1
33,900	@	Orient-Express Hotels Ltd.	412,224	0.1
10,300	@	Red Robin Gourmet Burgers, Inc.	568,354	0.2
11,300	@	Rue21, Inc.	470,193	0.1
9,800	@	Shutterfly, Inc.	546,742	0.2
20,100		Sinclair Broadcast Group, Inc.	590,538	0.2
17,497		Sotheby’s	663,311	0.2
13,400		Stage Stores, Inc.	314,900	0.1
14,100	@	Steiner Leisure Ltd.	745,326	0.2
10,500		Superior Industries International	180,705	0.1
25,281		Target Corp.	1,740,850	0.5
11,909		Time Warner Cable, Inc.	1,339,524	0.4
8,201		True Religion Apparel, Inc.	259,644	0.1
45,300	@,L	Vera Bradley, Inc.	981,198	0.3
4,622	@	William Lyon Homes	116,521	0.0
			36,227,178	10.8

		Consumer Staples: 4.2%
37,600	@	Central Garden & Pet Co.	259,440	0.1
16,603		ConAgra Foods, Inc.	579,943	0.2
46,867		Dr Pepper Snapple Group, Inc.	2,152,601	0.6
23,917		General Mills, Inc.	1,160,692	0.3
2,534		J&J Snack Foods Corp.	197,145	0.1
22,628	@	Kellogg Co.	1,453,397	0.4
8,598		Kraft Foods Group, Inc.	480,370	0.1
55,020		Mondelez International, Inc.	1,569,721	0.5
5,800		Nu Skin Enterprises, Inc.	354,496	0.1
12,400	@	Pilgrim’s Pride Corp.	185,256	0.1
261,800	@	Rite Aid Corp.	748,748	0.2
9,300		Snyders-Lance, Inc.	264,213	0.1
104,663		Sysco Corp.	3,575,288	1.1
2,900	@	TreeHouse Foods, Inc.	190,066	0.1
9,200		Village Super Market	304,428	0.1
10,100		Weis Markets, Inc.	455,207	0.1
			13,931,011	4.2

		Energy: 7.6%
5,006		Alliance Resource Partners L.P.	353,574	0.1
21,600	L	Alon USA Partners L.P.	514,080	0.1
32,210		Apache Corp.	2,700,164	0.8
4,000		Bristow Group, Inc.	261,280	0.1
119,700	@,L	Cal Dive International, Inc.	225,036	0.1
16,900		Delek US Holdings, Inc.	486,382	0.1
42,651		Devon Energy Corp.	2,212,734	0.7
12,400	@	Energy XXI Bermuda Ltd.	275,032	0.1
4,200		EQT Midstream Partners L.P.	205,170	0.1
4,700		Gulfmark Offshore, Inc.	211,923	0.1
25,343		Helmerich & Payne, Inc.	1,582,670	0.5
22,600	@	Hercules Offshore, Inc.	159,104	0.0
5,000	@	Hornbeck Offshore Services, Inc.	267,500	0.1
33,500	L	Hugoton Royalty Trust	288,770	0.1
150,509		Imperial Oil Ltd.	5,745,875	1.7
39,500	@	Key Energy Services, Inc.	235,025	0.1
42,099	@	McDermott International, Inc.	344,370	0.1
32,888		Murphy Oil Corp.	2,002,550	0.6
30,200		Pacific Coast Oil Trust	544,506	0.2
22,100	L	PBF Energy, Inc.	572,390	0.2

See Accompanying Notes to Financial Statements

1

24,756		Peabody Energy Corp.	362,428	0.1
16,900	@	Scorpio Tankers, Inc.	151,762	0.0
64,221	@	Southwestern Energy Co.	2,345,993	0.7
5,878		Spectra Energy Partners L.P.	270,388	0.1
37,300	@	Tetra Technologies, Inc.	382,698	0.1
29,300	@	Vaalco Energy, Inc.	167,596	0.0
9,900		W&T Offshore, Inc.	141,471	0.0
12,400		Western Refining, Inc.	348,068	0.1
36,580		Williams Partners L.P.	1,887,528	0.6
			25,246,067	7.6

		Financials: 26.2%
19,522	@	ACE Ltd.	1,746,829	0.5
21,198		Allstate Corp.	1,020,048	0.3
3,700		American Campus Communities, Inc.	150,442	0.0
9,600		American Equity Investment Life Holding Co.	150,720	0.0
17,600		American National Bankshares, Inc.	409,024	0.1
31,724		American Tower Corp.	2,321,245	0.7
184,617		Annaly Capital Management, Inc.	2,320,636	0.7
18,139	@	Aon PLC	1,167,245	0.4
20,300		Apollo Commercial Real Estate Finance, Inc.	322,364	0.1
9,600	@	Argo Group International Holdings Ltd.	406,944	0.1
13,400		Armada Hoffler Properties, Inc.	157,852	0.0
11,000	@	Aspen Insurance Holdings Ltd.	407,990	0.1
20,700		Associated Estates Realty Corp.	332,856	0.1
10,414		Astoria Financial Corp.	112,263	0.0
17,300		Baldwin & Lyons, Inc.	420,044	0.1
12,000		Bank of the Ozarks, Inc.	519,960	0.2
56,000		BankUnited, Inc.	1,456,560	0.4
7,900		BioMed Realty Trust, Inc.	159,817	0.0
3,300		BOK Financial Corp.	211,365	0.1
25,800		Boston Private Financial Holdings, Inc.	274,512	0.1
5,470		Boston Properties, Inc.	576,921	0.2
20,400		Brookline Bancorp., Inc.	177,072	0.1
9,500		Calamos Asset Management, Inc.	99,750	0.0
38,200		Campus Crest Communities, Inc.	440,828	0.1
146,194		Capitol Federal Financial, Inc.	1,774,795	0.5
14,800		Capstead Mortgage Corp.	179,080	0.1
10,100		Cathay General Bancorp.	205,535	0.1
90,422		Charles Schwab Corp.	1,919,659	0.6
15,475		Chatham Lodging Trust	265,860	0.1
64,400		Chimera Investment Corp.	193,200	0.1
27,697		Chubb Corp.	2,344,551	0.7
32,100		CNO Financial Group, Inc.	416,016	0.1
9,700		Colony Financial, Inc.	192,933	0.1
38,593		Comerica, Inc.	1,537,159	0.5
75,957		Commerce Bancshares, Inc.	3,308,687	1.0
9,100		Compass Diversified Trust	159,523	0.0
68,804		Corrections Corp. of America	2,330,391	0.7
27,913	L	Cullen/Frost Bankers, Inc.	1,863,751	0.6
22,497		CVB Financial Corp.	264,565	0.1
59,300		DiamondRock Hospitality Co.	552,676	0.2
2,990		Dime Community Bancshares	45,807	0.0
12,000	@	Endurance Specialty Holdings Ltd.	617,400	0.2
2,000		Equity Lifestyle Properties, Inc.	157,180	0.0
3,899		Evercore Partners, Inc.	153,153	0.0
20,200		Excel Trust, Inc.	258,762	0.1
11,240		Federal Realty Investment Trust	1,165,363	0.4
19,400		Fifth Street Finance Corp.	202,730	0.1
32,100		First Horizon National Corp.	359,520	0.1
21,500		First Interstate Bancsystem, Inc.	445,695	0.1
42,300		First Niagara Financial Group, Inc.	425,961	0.1
21,200		FirstMerit Corp.	424,636	0.1
14,200		Flushing Financial Corp.	233,590	0.1
18,300		FNB Corp.	221,064	0.1
10,370		Franklin Resources, Inc.	1,410,527	0.4
18,200		Fulton Financial Corp.	208,936	0.1
6,500		Hanover Insurance Group, Inc.	318,045	0.1
5,700		Hatteras Financial Corp.	140,448	0.0
57,160		HCC Insurance Holdings, Inc.	2,464,168	0.7
6,300		Healthcare Realty Trust, Inc.	160,650	0.0
9,900		Hercules Technology Growth Capital, Inc.	138,006	0.0
23,300		Heritage Financial Corp.	341,345	0.1
26,000		Hersha Hospitality Trust	146,640	0.0
6,200		Highwoods Properties, Inc.	220,782	0.1
8,000		Infinity Property & Casualty Corp.	478,080	0.1
17,700		Janus Capital Group, Inc.	150,627	0.0
87,467		Keycorp	965,636	0.3
16,200		Lakeland Financial Corp.	449,550	0.1
24,300		LaSalle Hotel Properties	600,210	0.2
15,500		Mack-Cali Realty Corp.	379,595	0.1
12,699		Manning & Napier, Inc.	225,534	0.1
51,317		Marsh & McLennan Cos., Inc.	2,048,575	0.6

See Accompanying Notes to Financial Statements

2

14,000		MB Financial Corp.	375,200	0.1
19,800		MFA Mortgage Investments, Inc.	167,310	0.1
30,100	@	MGIC Investment Corp.	182,707	0.1
11,400		National Bankshares, Inc.	405,042	0.1
6,000	@	National Financial Partners Corp.	151,860	0.0
20,600		New Residential Investment Corp.	138,844	0.0
111,173		Northern Trust Corp.	6,436,917	1.9
36,100		OFG Bancorp	653,771	0.2
29,600		Oritani Financial Corp.	464,128	0.1
20,800		Pacific Continental Corp.	245,440	0.1
50,200	@	Park Sterling Corp.	296,682	0.1
32,700		PennantPark Investment Corp.	361,335	0.1
7,311		Pennsylvania Real Estate Investment Trust	138,032	0.0
198,844		People’s United Financial, Inc.	2,962,776	0.9
21,800	@	PHH Corp.	444,284	0.1
163,748		Piedmont Office Realty Trust, Inc.	2,927,814	0.9
4,800	@	Platinum Underwriters Holdings Ltd.	274,656	0.1
38,882		PNC Financial Services Group, Inc.	2,835,275	0.9
17,300	@	Popular, Inc.	524,709	0.2
4,500		Primerica, Inc.	168,480	0.1
9,800		PrivateBancorp, Inc.	207,858	0.1
4,000		ProAssurance Corp.	208,640	0.1
9,000		Prosperity Bancshares, Inc.	466,110	0.1
13,900		Provident Financial Services, Inc.	219,342	0.1
2,300		PS Business Parks, Inc.	165,991	0.1
23,400		Radian Group, Inc.	271,908	0.1
34,172		Reinsurance Group of America, Inc.	2,361,627	0.7
11,500		RLJ Lodging Trust	258,635	0.1
19,000		Rouse Properties, Inc.	372,780	0.1
5,100	@	Signature Bank	423,402	0.1
11,200		Simplicity Bancorp, Inc.	162,400	0.1
17,700		Solar Capital Ltd.	408,693	0.1
13,524		State Street Corp.	881,900	0.3
10,000	@	Stifel Financial Corp.	356,700	0.1
31,200		Summit Hotel Properties, Inc.	294,840	0.1
32,200	@	Sunstone Hotel Investors, Inc.	388,976	0.1
44,102		SunTrust Bank	1,392,300	0.4
28,800		Susquehanna Bancshares, Inc.	370,080	0.1
105,202		Symetra Financial Corp.	1,682,180	0.5
9,500		TCF Financial Corp.	134,710	0.0
13,800	@	Texas Capital Bancshares, Inc.	612,168	0.2
16,146		Travelers Cos., Inc.	1,290,388	0.4
14,300		United Fire Group, Inc.	355,069	0.1
46,776	@	UnumProvident Corp.	1,373,811	0.4
22,000		Urstadt Biddle Properties, Inc.	443,740	0.1
6,500	@	Validus Holdings Ltd.	234,780	0.1
29,798		ViewPoint Financial Group	620,096	0.2
18,100	@	Walter Investment Management Corp.	611,961	0.2
18,300		Washington Banking Co.	259,860	0.1
13,700		Washington Real Estate Investment Trust	368,667	0.1
39,179		Westamerica Bancorp.	1,790,088	0.5
			87,574,845	26.2

		Health Care: 10.5%
67,736		Agilent Technologies, Inc.	2,896,391	0.9
10,200		Air Methods Corp.	345,576	0.1
11,500	@	Allscripts Healthcare Solutions, Inc.	148,810	0.0
17,783		Becton Dickinson & Co.	1,757,494	0.5
145,185	@	Boston Scientific Corp.	1,345,865	0.4
88,482	@	CareFusion Corp.	3,260,562	1.0
14,415		Cigna Corp.	1,044,943	0.3
12,500	@	Healthsouth Corp.	360,000	0.1
61,182	@	Hospira, Inc.	2,343,882	0.7
23,060		Humana, Inc.	1,945,803	0.6
9,900	@	Impax Laboratories, Inc.	197,505	0.1
6,000	@	Integra LifeSciences Holdings Corp.	219,780	0.1
6,300	@	Jazz Pharmaceuticals PLC	432,999	0.1
58,508	@	LifePoint Hospitals, Inc.	2,857,531	0.9
10,290	@	Mallinckrodt PLC - W/I	467,475	0.1
44,733		Medtronic, Inc.	2,302,407	0.7
4,700		National Healthcare Corp.	224,660	0.1
18,300	@	Orthofix International NV	492,270	0.2
4,500		Owens & Minor, Inc.	152,235	0.0
45,833		Patterson Cos., Inc.	1,723,321	0.5
33,193		Quest Diagnostics	2,012,492	0.6
32,139		Steris Corp.	1,378,120	0.4
46,498		Stryker Corp.	3,007,491	0.9
8,400		Utah Medical Products, Inc.	456,120	0.1
10,080	@	Varian Medical Systems, Inc.	679,896	0.2
6,000	@	VCA Antech, Inc.	156,540	0.1
4,100	@	WellCare Health Plans, Inc.	227,755	0.1
33,259		Zimmer Holdings, Inc.	2,492,429	0.7
			34,930,352	10.5

		Industrials: 14.1%
11,300		AAR Corp.	248,374	0.1
69,475	@	ABB Ltd. ADR	1,504,828	0.5
16,499	@	Aerovironment, Inc.	332,950	0.1
3,000	@	Alaska Air Group, Inc.	156,000	0.0
18,800		Altra Holdings, Inc.	514,744	0.2
20,500		American Science & Engineering, Inc.	1,148,000	0.3
6,600		AO Smith Corp.	239,448	0.1
3,600		Applied Industrial Technologies, Inc.	173,988	0.1
8,700		Barnes Group, Inc.	260,913	0.1
4,300		Belden CDT, Inc.	214,699	0.1
28,025		Brady Corp.	861,208	0.3
16,600		Briggs & Stratton Corp.	328,680	0.1

See Accompanying Notes to Financial Statements

3

36,000		CDI Corp.	509,760	0.2
25,999		Celadon Group, Inc.	474,482	0.1
32,500		Dynamic Materials Corp.	536,575	0.2
20,400	@	Edgen Group, Inc.	130,152	0.0
4,000		EMCOR Group, Inc.	162,600	0.0
4,200		Encore Wire Corp.	143,220	0.0
5,400	@,L	Erickson Air-Crane, Inc.	101,574	0.0
14,400		Freightcar America, Inc.	244,656	0.1
10,300		Generac Holdings, Inc.	381,203	0.1
39,920		General Dynamics Corp.	3,126,934	0.9
15,300	@	Global Brass & Copper Holdings, Inc.	202,572	0.1
52,200	@	GrafTech International Ltd.	380,016	0.1
37,600		Great Lakes Dredge & Dock Corp.	294,032	0.1
186,920		Heartland Express, Inc.	2,592,580	0.8
21,500	@	JetBlue Airways Corp.	135,450	0.0
5,500		Kadant, Inc.	165,935	0.1
11,600		Kaman Corp.	400,896	0.1
77,860		Kaydon Corp.	2,145,043	0.6
16,200		Kennametal, Inc.	629,046	0.2
31,900	@,L	Keyw Holding Corp.	422,675	0.1
37,100		Kforce, Inc.	541,660	0.2
110,517		Koninklijke Philips Electronics NV	3,012,800	0.9
39,600		Marten Transport Ltd.	620,532	0.2
3,000	@	Moog, Inc.	154,590	0.0
3,000		Mueller Industries, Inc.	151,290	0.0
29,300		Mueller Water Products, Inc.	202,463	0.1
22,291		Multi-Color Corp.	676,309	0.2
29,123		Northrop Grumman Corp.	2,411,384	0.7
5,500	@	Orbital Sciences Corp.	95,535	0.0
17,600		Quanex Building Products Corp.	296,384	0.1
30,964		Raytheon Co.	2,047,340	0.6
15,880		Regal-Beloit Corp.	1,029,659	0.3
229,189		Republic Services, Inc.	7,778,675	2.3
10,700	@	Rexnord Corp.	180,295	0.1
14,880		Rockwell Automation, Inc.	1,237,123	0.4
11,200		Skywest, Inc.	151,648	0.0
113,785		Southwest Airlines Co.	1,466,689	0.4
6,200	@	Spirit Airlines, Inc.	196,974	0.1
1,900	@	Teledyne Technologies, Inc.	146,965	0.0
89,592	@	Tyco International Ltd.	2,952,056	0.9
3,500		URS Corp.	165,270	0.0
11,100	@	UTI Worldwide, Inc.	182,817	0.1
29,500		Waste Management, Inc.	1,189,735	0.4
4,200		Werner Enterprises, Inc.	101,514	0.0
22,958		Woodward Governor Co.	918,320	0.3
			47,071,260	14.1

		Information Technology: 8.3%
16,776		Analog Devices, Inc.	755,927	0.2
195,053		Applied Materials, Inc.	2,908,240	0.9
31,320	@	Avago Technologies Ltd.	1,170,742	0.4
12,400		Bel Fuse, Inc.	166,780	0.1
14,600	@	BroadSoft, Inc.	402,960	0.1
53,400	@	Brocade Communications Systems, Inc.	307,584	0.1
13,800	@	CDW Corp./DE	256,956	0.1
29,800		Compuware Corp.	308,430	0.1
69,400		Cypress Semiconductor Corp.	744,662	0.2
22,400	@	Diodes, Inc.	581,728	0.2
7,600		DST Systems, Inc.	496,508	0.2
17,200	@	EVERTEC, Inc.	377,884	0.1
17,900	@	Faro Technologies, Inc.	605,378	0.2
4,500	@	First Solar, Inc.	201,285	0.1
27,600		Flir Systems, Inc.	744,372	0.2
6,500		Global Payments, Inc.	301,080	0.1
5,680		Harris Corp.	279,740	0.1
32,600	@	Ingram Micro, Inc.	619,074	0.2
63,200		Intersil Corp.	494,224	0.1
5,900	@	Itron, Inc.	250,337	0.1
20,536		KLA-Tencor Corp.	1,144,471	0.3
23,690		Maxim Integrated Products	658,108	0.2
14,300		Mentor Graphics Corp.	279,565	0.1
32,308		Microchip Technology, Inc.	1,203,473	0.4
17,800		MKS Instruments, Inc.	472,412	0.1
47,762		Molex, Inc.	1,187,364	0.4
16,100	@	MoneyGram International, Inc.	364,665	0.1
46,500	@	Nanometrics, Inc.	682,155	0.2
25,800	@	ON Semiconductor Corp.	208,464	0.1
12,100	@	PTC, Inc.	296,813	0.1
51,800	@	Riverbed Technolgoy, Inc.	806,008	0.2
13,392	@	Sandisk Corp.	818,251	0.2
38,100	@	Spansion, Inc.	477,012	0.1
27,800	@	SYKES Enterprises, Inc.	438,128	0.1
38,789	@	TE Connectivity Ltd.	1,766,451	0.5
139,942	@	Teradyne, Inc.	2,458,781	0.7
50,100	@	TTM Technologies, Inc.	420,840	0.1
40,900	@	VeriFone Holdings, Inc.	687,529	0.2
22,525		Western Digital Corp.	1,398,577	0.4
			27,742,958	8.3

		Materials: 5.0%
41,174		Bemis Co., Inc.	1,611,550	0.5
37,100	@	Berry Plastics Group, Inc.	818,797	0.2
14,300	@	Boise Cascade Co.	363,363	0.1
32,400	@	Century Aluminum Co.	300,672	0.1
10,100	@	Chemtura Corp.	205,030	0.1
9,800	@	Clearwater Paper Corp.	461,188	0.1
7,300		Compass Minerals International, Inc.	617,069	0.2
62,500	@	Graphic Packaging Holding Co.	483,750	0.1
8,600		Hawkins, Inc.	338,754	0.1
9,600		Haynes International, Inc.	459,552	0.1
28,200	@	Headwaters, Inc.	249,288	0.1
15,600		Innophos Holdings, Inc.	735,852	0.2
38,096		Intrepid Potash, Inc.	725,729	0.2
6,400		KapStone Paper and Packaging Corp.	257,152	0.1

See Accompanying Notes to Financial Statements

4

12,500	@	Kraton Performance Polymers, Inc.	265,000	0.1
24,600	L	Kronos Worldwide, Inc.	399,504	0.1
4,900		Minerals Technologies, Inc.	202,566	0.1
84,725		Newmont Mining Corp.	2,537,514	0.8
39,991		Nucor Corp.	1,732,410	0.5
4,500	@	OM Group, Inc.	139,140	0.0
5,600		PH Glatfelter Co.	140,560	0.0
12,500		Schnitzer Steel Industries, Inc.	292,250	0.1
5,100		Sensient Technologies Corp.	206,397	0.1
7,900		Silgan Holdings, Inc.	370,984	0.1
42,318		Sonoco Products Co.	1,462,933	0.4
58,200	@,L	Tronox Ltd. - CL A	1,172,730	0.4
22,100		Wausau Paper Corp.	251,940	0.1
			16,801,674	5.0

		Telecommunication Services: 1.6%
64,169		CenturyTel, Inc.	2,268,374	0.7
31,638		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	1,239,408	0.4
62,269	@	TW Telecom, Inc.	1,752,250	0.5
			5,260,032	1.6

		Utilities: 8.4%
64,798		AGL Resources, Inc.	2,777,242	0.8
13,100		Artesian Resources Corp.	291,868	0.1
26,300		Avista Corp.	710,626	0.2
40,080		Consolidated Edison, Inc.	2,337,065	0.7
20,400		El Paso Electric Co.	720,324	0.2
73,794		Empire District Electric Co.	1,646,344	0.5
169,790		Great Plains Energy, Inc.	3,827,067	1.1
28,945		Idacorp, Inc.	1,382,413	0.4
44,302		Laclede Group, Inc.	2,022,829	0.6
23,844		Northeast Utilities	1,001,925	0.3
34,061		NV Energy, Inc.	799,071	0.2
61,975		Pacific Gas & Electric Co.	2,834,117	0.9
64,560		Portland General Electric Co.	1,974,891	0.6
6,900		UNS Energy Corp.	308,637	0.1
92,048		Westar Energy, Inc.	2,941,854	0.9
3,800		WGL Holdings, Inc.	164,236	0.1
83,186		Xcel Energy, Inc.	2,357,491	0.7
			28,098,000	8.4

		Total Common Stock (Cost $291,177,857)	322,883,377	96.7

EXCHANGE-TRADED FUNDS: 2.5%
120,215		iShares Russell Midcap Value Index Fund	6,962,853	2.1
13,300		iShares S&P SmallCap 600 Index Fund	1,200,857	0.4

		Total Exchange-Traded Funds (Cost $7,419,406)	8,163,710	2.5

PREFERRED STOCK: 0.3%
		Consumer Discretionary: 0.2%
13,900	@	Beazer Homes USA, Inc.	406,436	0.1
2,100	@,P	Callaway Golf Co.	208,818	0.1
			615,254	0.2

		Consumer Staples: 0.1%
204	@,P	Universal Corp.	261,681	0.1

		Financials: 0.0%
2,248	@,P	DuPont Fabros Technology, Inc.	57,661	0.0
1,943	@,P	Inland Real Estate Corp.	50,227	0.0
			107,888	0.0

		Total Preferred Stock (Cost $950,309)	984,823	0.3

		Total Long-Term Investments (Cost $299,547,572)	332,031,910	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateral(cc)(1): 1.1%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,020,000, due 12/01/17-06/01/43)	1,000,000	0.3
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,020,000, due 06/01/17-03/01/48)	1,000,000	0.3

See Accompanying Notes to Financial Statements

5

771,458	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $771,468, collateralized by various U.S. Government Agency Obligations, 2.000%-9.500%, Market Value plus accrued interest $786,887, due 04/01/14-01/01/52)	771,458	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,000,013, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 12/04/13-08/27/32)	1,000,000	0.3
		3,771,458	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
5,038,648	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $5,038,648)	5,038,648	1.5

	Total Short-Term Investments (Cost $8,810,106)	8,810,106	2.6

	Total Investments in Securities (Cost $308,357,678)	$340,842,016	102.1
	Liabilities in Excess of Other Assets	(6,961,900)	(2.1)
	Net Assets	$333,880,116	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
(cc)	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $311,911,717.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$38,550,841
Gross Unrealized Depreciation	(9,620,542)

Net Unrealized Appreciation	$28,930,299

See Accompanying Notes to Financial Statements

6

PORTFOLIO OF INVESTMENTS
ING BARON GROWTH PORTFOLIO	AS OF JUNE 30, 2013 (UNAUDITED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$36,227,178	$—	$—	$36,227,178
Consumer Staples	13,931,011	—	—	13,931,011
Energy	25,246,067	—	—	25,246,067
Financials	87,574,845	—	—	87,574,845
Health Care	34,930,352	—	—	34,930,352
Industrials	44,058,460	3,012,800	—	47,071,260
Information Technology	27,742,958	—	—	27,742,958
Materials	16,801,674	—	—	16,801,674
Telecommunication Services	5,260,032	—	—	5,260,032
Utilities	28,098,000	—	—	28,098,000
Total Common Stock	319,870,577	3,012,800	—	322,883,377
Exchange-Traded Funds	8,163,710	—	—	8,163,710
Preferred Stock	456,663	528,160	—	984,823
Short-Term Investments	5,038,648	3,771,458	—	8,810,106
Total Investments, at fair value	$333,529,598	$7,312,418	$—	$340,842,016
Other Financial Instruments+
Forward Foreign Currency Contracts	—	17,186	—	17,186
Total Assets	$333,529,598	$7,329,604	$—	$340,859,202
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,297)	$—	$(2,297)
Total Liabilities	$—	$(2,297)	$—	$(2,297)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio :

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse Group AG	Swiss Franc	37,270	Sell	07/31/13	$39,412	$39,467	$(55)
Credit Suisse Group AG	Swiss Franc	1,150,979	Sell	07/31/13	1,220,861	1,218,834	2,027
JPMorgan Chase & Co.	Canadian Dollar	185,479	Sell	07/31/13	176,813	176,236	577
JPMorgan Chase & Co.	Canadian Dollar	6,019,221	Sell	07/31/13	5,717,101	5,719,278	(2,177)
UBS Warburg LLC	EU Euro	66,676	Sell	07/31/13	86,783	86,800	(17)
UBS Warburg LLC	EU Euro	44,555	Sell	07/31/13	57,954	58,002	(48)
UBS Warburg LLC	EU Euro	1,838,018	Sell	07/31/13	2,407,326	2,392,744	14,582
							$14,889

See Accompanying Notes to Financial Statements

7

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.1%
		Consumer Discretionary: 25.5%
525,000		Ameristar Casinos, Inc.	13,802,250	1.5
230,115	@	Bright Horizons Family Solutions, Inc.	7,987,291	0.8
590,000		Choice Hotels International, Inc.	23,417,100	2.5
85,000		Cia Hering	1,201,089	0.1
320,000		DeVry, Inc.	9,926,400	1.0
550,000		Dick’s Sporting Goods, Inc.	27,533,000	2.9
363,500		Interval Leisure Group, Inc.	7,240,920	0.8
1,125,000	@	LKQ Corp.	28,968,750	3.0
139,500	@	Lumber Liquidators	10,862,865	1.1
325,328	@	Manchester United Plc.-Cl A	5,179,222	0.5
25,000	@	Marriott Vacations Worldwide Corp.	1,081,000	0.1
163,000		Morningstar, Inc.	12,645,540	1.3
70,000	@	Panera Bread Co.	13,015,800	1.4
400,380	@	Penn National Gaming, Inc.	21,164,087	2.2
525,000	@	Pinnacle Entertainment, Inc.	10,326,750	1.1
336,200	@	Under Armour, Inc.	20,074,502	2.1
475,000		Vail Resorts, Inc.	29,222,000	3.1
			243,648,566	25.5

		Consumer Staples: 6.2%
63,294	@	Boston Beer Co., Inc.	10,800,488	1.1
203,500		Church & Dwight Co., Inc.	12,557,985	1.3
267,000	@	Fairway Group Holdings Corp.	6,453,390	0.7
185,000	@	TreeHouse Foods, Inc.	12,124,900	1.3
317,641	@	United Natural Foods, Inc.	17,149,438	1.8
			59,086,201	6.2

		Energy: 6.4%
45,000		CARBO Ceramics, Inc.	3,034,350	0.3
254,000	@	Ceres, Inc.	795,020	0.1
97,000	@	Core Laboratories NV	14,711,020	1.5
100,000	@	Denbury Resources, Inc.	1,732,000	0.2
140,000		Helmerich & Payne, Inc.	8,743,000	0.9
7,500		MPLX L.P.	276,075	0.0
100,000		SEACOR Holdings, Inc.	8,305,000	0.9
55,000		SM Energy Co.	3,298,900	0.4
225,000		Susser Petroleum Partners L.P.	6,592,500	0.7
212,944		Targa Resources Corp.	13,698,687	1.4
			61,186,552	6.4

		Financials: 14.0%
21,500		Alexander’s, Inc.	6,314,765	0.7
100,000		Alexandria Real Estate Equities, Inc.	6,572,000	0.7
115,000		American Assets Trust, Inc.	3,548,900	0.4
85,000		American Campus Communities, Inc.	3,456,100	0.4
195,000	@	Arch Capital Group Ltd.	10,024,950	1.0
272,255	@	Artisan Partners Asset Management, Inc.	13,588,247	1.4
318,000		Carlyle Group L.P.	8,172,600	0.9
380,000		Cohen & Steers, Inc.	12,912,400	1.3
490,500		Douglas Emmett, Inc.	12,237,975	1.3
160,000		Eaton Vance Corp.	6,014,400	0.6
125,000		Financial Engines, Inc.	5,698,750	0.6
175,000		LaSalle Hotel Properties	4,322,500	0.4
58,656		Leucadia National Corp.	1,537,960	0.2
238,978		Manning & Napier, Inc.	4,244,249	0.4
420,000	@	MSCI, Inc. - Class A	13,973,400	1.5
160,000		Oaktree Capital Group, LLC	8,408,000	0.9
336,933		Primerica, Inc.	12,614,772	1.3
			133,641,968	14.0

		Health Care: 7.9%
70,000	@	Brookdale Senior Living, Inc.	1,850,800	0.2
410,152	@	CFR Pharmaceuticals SA	9,298,310	1.0
490,000		Community Health Systems, Inc.	22,971,200	2.4
65,000	@	Edwards Lifesciences Corp.	4,368,000	0.5
122,200	@	Idexx Laboratories, Inc.	10,971,116	1.1
73,000	@	Mettler Toledo International, Inc.	14,687,600	1.5
20,000	@	Neogen Corp.	1,111,200	0.1
105,000		Techne Corp.	7,253,400	0.8
36,131		West Pharmaceutical Services, Inc.	2,538,564	0.3
			75,050,190	7.9

		Industrials: 16.9%
60,000	@	Advisory Board Co.	3,279,000	0.4
350,000		Air Lease Corp.	9,656,500	1.0
316,225	@	Colfax Corp.	16,478,485	1.7
534,000	@	Copart, Inc.	16,447,200	1.7
157,000	@	CoStar Group, Inc.	20,263,990	2.1
497,967		Generac Holdings, Inc.	18,429,758	1.9
350,000	@	Genesee & Wyoming, Inc.	29,694,000	3.1
60,000		Landstar System, Inc.	3,090,000	0.3
106,000	@	Middleby Corp.	18,029,540	1.9
250,000	@	Mistras Group, Inc.	4,395,000	0.5
105,000		MSC Industrial Direct Co.	8,133,300	0.9
40,000	@	Ply Gem Holdings, Inc.	802,400	0.1
76,607	@	Rexnord Corp.	1,290,828	0.1
107,205	@	Seaspan Corp.	2,224,504	0.2
74,000	@	Tetra Tech, Inc.	1,739,740	0.2
50,000		Valmont Industries, Inc.	7,154,500	0.8
			161,108,745	16.9

		Information Technology: 15.3%
275,180	@	Advent Software, Inc.	9,647,811	1.0

See Accompanying Notes to Financial Statements

8

250,000	@	Ansys, Inc.	18,275,000	1.9
865,000		Booz Allen Hamilton Holding Corp.	15,033,700	1.6
94,707	@	Bottomline Technologies, Inc.	2,395,140	0.3
117,000	@	Concur Technologies, Inc.	9,521,460	1.0
85,000		Factset Research Systems, Inc.	8,664,900	0.9
405,300	@	Gartner, Inc.	23,098,047	2.4
165,000	@	Guidewire Software, Inc.	6,938,250	0.7
200,000		MAXIMUS, Inc.	14,896,000	1.6
260,000		Pegasystems, Inc.	8,611,200	0.9
315,000	@	RealPage, Inc.	5,777,100	0.6
385,000	@	SS&C Technologies Holdings, Inc.	12,666,500	1.3
488,750		Totvs S.A.	7,613,754	0.8
45,000	@	Zillow, Inc.	2,533,500	0.3
			145,672,362	15.3

		Materials: 1.1%
385,273	@	Caesar Stone Sdot Yam Ltd.	10,490,984	1.1
20,000		Intrepid Potash, Inc.	381,000	0.0
			10,871,984	1.1

		Telecommunication Services: 0.3%
40,000	@	SBA Communications Corp.	2,964,800	0.3

		Utilities: 1.5%
160,000		ITC Holdings Corp.	14,608,000	1.5

		Total Common Stock (Cost $504,911,490)	907,839,368	95.1

SHORT-TERM INVESTMENTS: 4.8%
		Mutual Funds: 4.8%
46,014,209		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $46,014,209)	46,014,209	4.8

		Total Short-Term Investments (Cost $46,014,209)	46,014,209	4.8

		Total Investments in Securities (Cost $550,925,699)	$953,853,577	99.9
		Assets in Excess of Other Liabilities	505,684	0.1
		Net Assets	$954,359,261	100.0

@	Non-income producing security

Cost for federal income tax purposes is $551,217,695.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$407,539,486
Gross Unrealized Depreciation	(4,903,604)

Net Unrealized Appreciation	$402,635,882

See Accompanying Notes to Financial Statements

9

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$907,839,368	$—	$—	$907,839,368
Short-Term Investments	46,014,209	—	—	46,014,209
Total Investments, at fair value	$953,853,577	$—	$—	$953,853,577

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the 0Portfolio of Investments.

See Accompanying Notes to Financial Statements

10

PORTFOLIO OF INVESTMENTS
ING COLUMBIA CONTRARIAN CORE PORTFOLIO	AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 13.7%
120,390		Comcast Corp. — Class A	5,041,933	1.6
38,660	@	Delphi Automotive PLC	1,959,675	0.6
57,210		Dick’s Sporting Goods, Inc.	2,863,933	0.9
64,210	@	DIRECTV	3,956,620	1.3
41,570	@	Discovery Communications, Inc. - Class A	3,209,620	1.0
110,500	@	General Motors Co.	3,680,755	1.2
84,110		Lowe’s Cos., Inc.	3,440,099	1.1
38,780		McDonald’s Corp.	3,839,220	1.2
38,800		Nike, Inc.	2,470,784	0.8
32,190		Tiffany & Co.	2,344,720	0.7
23,650	@	Ulta Salon Cosmetics & Fragrance, Inc.	2,368,784	0.7
84,030		Viacom - Class B	5,718,241	1.8
18,620		Wynn Resorts Ltd.	2,383,360	0.8
			43,277,744	13.7

		Consumer Staples: 10.6%
82,630		CVS Caremark Corp.	4,724,783	1.5
32,135		Diageo PLC ADR	3,693,918	1.2
32,670		Mondelez International, Inc.	932,075	0.3
83,540		PepsiCo, Inc.	6,832,737	2.2
96,040		Philip Morris International, Inc.	8,318,985	2.6
83,150		Procter & Gamble Co.	6,401,719	2.0
57,830		Walgreen Co.	2,556,086	0.8
			33,460,303	10.6

		Energy: 9.7%
26,700		Anadarko Petroleum Corp.	2,294,331	0.7
37,500		Apache Corp.	3,143,625	1.0
59,770		Chevron Corp.	7,073,182	2.2
51,150		ConocoPhillips	3,094,575	1.0
68,280		ExxonMobil Corp.	6,169,098	2.0
112,740		Halliburton Co.	4,703,513	1.5
45,470		Noble Energy, Inc.	2,730,019	0.9
25,050		Tidewater, Inc.	1,427,098	0.4
			30,635,441	9.7

		Financials: 19.1%
86,940	@	Aon PLC	5,594,589	1.8
467,885		Bank of America Corp.	6,017,001	1.9
71,080	@	Berkshire Hathaway, Inc.	7,955,274	2.5
19,320		Blackrock, Inc.	4,962,342	1.6
159,370		Citigroup, Inc.	7,644,979	2.4
110,130	@	Invesco Ltd.	3,502,134	1.1
159,430		JPMorgan Chase & Co.	8,416,310	2.7
8,380		Mastercard, Inc.	4,814,310	1.5
104,140		Morgan Stanley	2,544,140	0.8
56,330		State Street Corp.	3,673,279	1.2
127,190		Wells Fargo & Co.	5,249,131	1.6
			60,373,489	19.1

		Health Care: 13.9%
106,990		Abbott Laboratories	3,731,811	1.2
75,520	@	Ariad Pharmaceuticals, Inc.	1,320,845	0.4
44,690		Baxter International, Inc.	3,095,676	1.0
125,270		Cardinal Health, Inc.	5,912,744	1.9
26,160	@	Celgene Corp.	3,058,366	0.9
55,890		Cigna Corp.	4,051,466	1.3
49,760	@	Covidien PLC	3,126,918	1.0
58,970	@	Express Scripts Holding Co.	3,637,859	1.1
113,950		Johnson & Johnson	9,783,747	3.1
156,405		Pfizer, Inc.	4,380,904	1.4
30,130	@	Salix Pharmaceuticals Ltd.	1,993,100	0.6
			44,093,436	13.9

		Industrials: 10.9%
16,030		Caterpillar, Inc.	1,322,315	0.4
65,180	@	Eaton Corp. PLC	4,289,496	1.4
32,000		FedEx Corp.	3,154,560	1.0
239,700		General Electric Co.	5,558,643	1.8
61,160		Honeywell International, Inc.	4,852,434	1.5
38,430	@	MRC Global, Inc.	1,061,436	0.4
130,610	@	Nielsen Holdings NV	4,387,190	1.4
88,285	@	Tyco International Ltd.	2,908,991	0.9
16,970		Union Pacific Corp.	2,618,132	0.8
45,075		United Technologies Corp.	4,189,270	1.3
			34,342,467	10.9

		Information Technology: 18.4%
181,620		Activision Blizzard, Inc.	2,589,901	0.8
20,900		Apple, Inc.	8,278,072	2.6
10,370	@	Baidu.com ADR	980,276	0.3
40,735	@	Citrix Systems, Inc.	2,457,542	0.8
27,455	@	eBay, Inc.	1,419,973	0.4
200,930	@	Electronic Arts, Inc.	4,615,362	1.5
167,950		EMC Corp.	3,966,979	1.3
57,515	@	Facebook, Inc.	1,429,823	0.5
11,480	@	Google, Inc. - Class A	10,106,648	3.2
134,820		Hewlett-Packard Co.	3,343,536	1.1
13,290		International Business Machines Corp.	2,539,852	0.8
76,955		Intuit, Inc.	4,696,564	1.5
169,020		Microsoft Corp.	5,836,261	1.8
64,430		Qualcomm, Inc.	3,935,384	1.2
85,820	@	Skyworks Solutions, Inc.	1,878,600	0.6
			58,074,773	18.4

		Materials: 1.1%
34,640		Celanese Corp.	1,551,872	0.5
61,830		Dow Chemical Co.	1,989,071	0.6
			3,540,943	1.1

		Telecommunication Services: 2.1%
111,145		AT&T, Inc.	3,934,533	1.2

See Accompanying Notes to Financial Statements

11

94,250	Vodafone Group PLC ADR	2,708,745	0.9
		6,643,278	2.1

	Total Common Stock (Cost $296,909,399)	314,441,874	99.5

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
		Materials: —%
649,000	X	SINO Forest Corp, 5.000%, 08/01/14	—	—

		Total Corporate Bonds/Notes (Cost $—)	—	—

		Total Investments in Securities (Cost $296,909,399)	$314,441,874	99.5
		Assets in Excess of Other Liabilities	1,581,595	0.5
		Net Assets	$316,023,469	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	Cost for federal income tax purposes is $297,419,166.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$21,607,151
	Gross Unrealized Depreciation	(4,584,443)

	Net Unrealized Appreciation	$17,022,708

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$314,441,874	$—	$—	$314,441,874
Corporate Bonds/Notes	—	—	—	—
Total Investments, at fair value	$314,441,874	$—	$—	$314,441,874

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the 0Portfolio of Investments.

See Accompanying Notes to Financial Statements

12

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 10.9%
75,000	@	American Axle & Manufacturing Holdings, Inc.	1,397,250	0.8
38,000	@	Helen of Troy Ltd.	1,458,060	0.8
70,000		KB Home	1,374,100	0.8
105,000		OfficeMax, Inc.	1,074,150	0.6
44,000		Pier 1 Imports, Inc.	1,033,560	0.6
117,000	@	Ruby Tuesday, Inc.	1,079,910	0.6
50,000		Sinclair Broadcast Group, Inc.	1,469,000	0.9
77,000		Sonic Automotive, Inc.	1,627,780	0.9
130,000	@	Sonic Corp.	1,892,800	1.1
175,000	@	Standard-Pacific Corp.	1,457,750	0.8
44,000	@	Tenneco, Inc.	1,992,320	1.1
93,545	@	Tower International, Inc.	1,851,255	1.1
140,000	@	Wet Seal, Inc.	659,400	0.4
74,309	@	Zale Corp.	676,212	0.4
			19,043,547	10.9

		Consumer Staples: 1.9%
39,000		Harris Teeter Supermarkets, Inc.	1,827,540	1.0
25,000		Nu Skin Enterprises, Inc.	1,528,000	0.9
			3,355,540	1.9

		Energy: 6.0%
23,000		Delek US Holdings, Inc.	661,940	0.4
32,000	@	Gulfport Energy Corp.	1,506,240	0.9
63,000	@	Helix Energy Solutions Group, Inc.	1,451,520	0.8
250,000	@	Hercules Offshore, Inc.	1,760,000	1.0
39,000	@	Hornbeck Offshore Services, Inc.	2,086,500	1.2
137,000	@	Midstates Petroleum Co., Inc.	741,170	0.4
25,000	@	PDC Energy, Inc.	1,287,000	0.7
78,000	@	Tesco Corp.	1,033,500	0.6
			10,527,870	6.0

		Financials: 33.2%
64,000		American Assets Trust, Inc.	1,975,040	1.1
110,000		American Equity Investment Life Holding Co.	1,727,000	1.0
57,500		Amerisafe, Inc.	1,862,425	1.1
58,000		Amtrust Financial Services, Inc.	2,070,600	1.2
88,372		Apollo Investment Corp.	683,999	0.4
36,300	@	Argo Group International Holdings Ltd.	1,538,757	0.9
117,000		Brandywine Realty Trust	1,581,840	0.9
152,000		CNO Financial Group, Inc.	1,969,920	1.1
55,000		Community Bank System, Inc.	1,696,750	1.0
93,000		CubeSmart	1,486,140	0.8
108,000		EverBank Financial Corp.	1,788,480	1.0
120,000		First Industrial Realty Trust, Inc.	1,820,400	1.0
43,000		FirstMerit Corp.	861,290	0.5
50,688		Geo Group, Inc.	1,720,858	1.0
36,000		Highwoods Properties, Inc.	1,281,960	0.7
64,000	@	Hilltop Holdings, Inc.	1,049,600	0.6
53,000		Independent Bank Corp.	1,828,500	1.0
29,500		Kilroy Realty Corp.	1,563,795	0.9
43,000		LaSalle Hotel Properties	1,062,100	0.6
108,528		Medley Capital Corp.	1,473,810	0.8
145,000	@	MGIC Investment Corp.	880,150	0.5
31,000	@	Ocwen Financial Corp.	1,277,820	0.7
34,000		Omega Healthcare Investors, Inc.	1,054,680	0.6
87,000		Oritani Financial Corp.	1,364,160	0.8
43,000		Pennymac Mortgage Investment Trust	905,150	0.5
33,000	@	Platinum Underwriters Holdings Ltd.	1,888,260	1.1
50,000		PrivateBancorp, Inc.	1,060,500	0.6
37,000		Prosperity Bancshares, Inc.	1,916,230	1.1
83,000		Radian Group, Inc.	964,460	0.6
75,000		Renasant Corp.	1,825,500	1.0
62,893		Sandy Spring Bancorp, Inc.	1,359,747	0.8
140,000		Sterling Bancorp.	1,626,800	0.9
136,233		Susquehanna Bancshares, Inc.	1,750,594	1.0
126,000		Symetra Financial Corp.	2,014,740	1.1
136,000		Umpqua Holdings Corp.	2,041,360	1.2
69,000		Union First Market Bankshares Corp.	1,420,710	0.8
31,000	@	Walter Investment Management Corp.	1,048,110	0.6
110,000	@	Western Alliance Bancorp.	1,741,300	1.0
29,900		Wintrust Financial Corp.	1,144,572	0.7
			58,328,107	33.2

		Health Care: 6.6%
53,000		Conmed Corp.	1,655,720	0.9
70,500	@	Healthways, Inc.	1,225,290	0.7
18,900	@	ICU Medical, Inc.	1,361,934	0.8
120,000	@	Kindred Healthcare, Inc.	1,575,600	0.9
45,000	@	LHC Group, Inc.	881,100	0.5
69,000	@	MedAssets, Inc.	1,224,060	0.7
122,852	@	Symmetry Medical, Inc.	1,034,414	0.6
60,000	@	VCA Antech, Inc.	1,565,400	0.9
20,000	@	WellCare Health Plans, Inc.	1,111,000	0.6
			11,634,518	6.6

		Industrials: 12.1%
18,000	@	Alaska Air Group, Inc.	936,000	0.5
28,000	@	Beacon Roofing Supply, Inc.	1,060,640	0.6
76,037	@	Cenveo, Inc.	161,959	0.1
44,000		Deluxe Corp.	1,524,600	0.9
35,000		EMCOR Group, Inc.	1,422,750	0.8

See Accompanying Notes to Financial Statements

13

40,559		Houston Wire & Cable Co.	561,336	0.3
50,000	@	Mastec, Inc.	1,645,000	0.9
145,000	@	Navigant Consulting, Inc.	1,740,000	1.0
89,000		Steelcase, Inc.	1,297,620	0.7
112,000	@	Swift Transporation Co.	1,852,480	1.0
93,500		TMS International Corp.	1,386,605	0.8
28,272		Trinity Industries, Inc.	1,086,776	0.6
17,000	@	United Rentals, Inc.	848,470	0.5
50,000		United Stationers, Inc.	1,677,500	1.0
84,000	@	US Airways Group, Inc.	1,379,280	0.8
50,000	@	USG Corp.	1,152,500	0.7
150,000	@	Wabash National Corp.	1,527,000	0.9
			21,260,516	12.1

		Information Technology: 14.1%
13,500	@	Anixter International, Inc.	1,023,435	0.6
44,000	@	BroadSoft, Inc.	1,214,400	0.7
100,000	@	Calix, Inc.	1,010,000	0.6
71,000	@	Ciena Corp.	1,378,820	0.8
30,000	@	Cirrus Logic, Inc.	520,800	0.3
83,000	@	Envivio, Inc.	167,660	0.1
105,000		EPIQ Systems, Inc.	1,414,350	0.8
115,000	@	Fairchild Semiconductor International, Inc.	1,587,000	0.9
42,000	@	Finisar Corp.	711,900	0.4
186,000	@	Global Cash Access, Inc.	1,164,360	0.7
90,000	@	Integrated Silicon Solution, Inc.	986,400	0.6
115,000		IXYS Corp.	1,271,900	0.7
136,000	@	Kulicke & Soffa Industries, Inc.	1,504,160	0.9
100,000		Mentor Graphics Corp.	1,955,000	1.1
100,000		Micrel, Inc.	988,000	0.6
27,000	@	NeuStar, Inc.	1,314,360	0.7
135,000	@	RF Micro Devices, Inc.	722,250	0.4
31,000	@	Rofin-Sinar Technologies, Inc.	773,140	0.4
16,500	@	Rogers Corp.	780,780	0.4
83,000	@	Rudolph Technologies, Inc.	929,600	0.5
112,000	@	Saba Software, Inc.	1,092,000	0.6
107,000	@	SunEdison, Inc.	874,190	0.5
65,000	@	Unisys Corp.	1,434,550	0.8
			24,819,055	14.1

		Materials: 7.3%
35,000	@	Boise Cascade Co.	889,350	0.5
34,000	@	Clearwater Paper Corp.	1,600,040	0.9
82,000	@	Constellium NV - Class A	1,324,300	0.8
40,000		KapStone Paper and Packaging Corp.	1,607,200	0.9
53,000		Neenah Paper, Inc.	1,683,810	1.0
49,000	@	OM Group, Inc.	1,515,080	0.9
30,000		Schweitzer-Mauduit International, Inc.	1,496,400	0.8
70,438	@	Taminco Corp.	1,436,231	0.8
37,000		Worthington Industries	1,173,270	0.7
			12,725,681	7.3

		Telecommunication Services: 0.3%
85,000	@	NII Holdings, Inc.	566,950	0.3

		Utilities: 4.6%
74,000		Avista Corp.	1,999,480	1.2
34,500		New Jersey Resources Corp.	1,432,785	0.8
27,000		South Jersey Industries, Inc.	1,550,070	0.9
27,200		Southwest Gas Corp.	1,272,688	0.7
45,000		UIL Holdings Corp.	1,721,250	1.0
			7,976,273	4.6

		Total Common Stock (Cost $134,802,459)	170,238,057	97.0

SHORT-TERM INVESTMENTS: 3.4%
		Mutual Funds: 3.4%
5,899,650		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $5,899,650)	5,899,650	3.4

		Total Short-Term Investments (Cost $5,899,650)	5,899,650	3.4

		Total Investments in Securities (Cost $140,702,109)	$176,137,707	100.4
		Liabilities in Excess of Other Assets	(659,130)	(0.4)
		Net Assets	$175,478,577	100.0

@	Non-income producing security

	Cost for federal income tax purposes is $141,848,813.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$38,925,613
	Gross Unrealized Depreciation	(4,636,719)

	Net Unrealized Appreciation	$34,288,894

See Accompanying Notes to Financial Statements

14

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$170,238,057	$—	$—	$170,238,057
Short-Term Investments	5,899,650	—	—	5,899,650
Total Investments, at fair value	$176,137,707	$—	$—	$176,137,707

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the 0Portfolio of Investments.

See Accompanying Notes to Financial Statements

15

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 15.3%
			Brazil: 0.4%
BRL	1,700,000	#	Banco Votorantim SA, 6.250%, 05/16/16	841,867	0.2
	781,000		Petrobras Global Finance BV, 4.375%, 05/20/23	723,837	0.2
				1,565,704	0.4

			Canada: 0.1%
	270,000	X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
	540,000	X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
	260,000	±,X	Abitibi-Consolidated Escrow, 7.750%, 06/15/11	—	—
	540,000	X	Abitibi-Consolidated Escrow, 8.375%, 06/20/13	—	—
	370,000	±,X	Bowater Pulp and Paper, 10.600%, 01/15/11	—	—
	402,000		Goldcorp, Inc., 3.700%, 03/15/23	356,477	0.1
				356,477	0.1

			Cayman Islands: 0.3%
	470,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	519,350	0.1
	585,000		Seagate HDD Cayman, 6.875%, 05/01/20	623,025	0.2
				1,142,375	0.3

			Germany: 0.3%
	943,000		Deutsche Bank AG, 4.296%, 05/24/28	871,914	0.3

			Mexico: 0.2%
MXN	8,400,000		America Movil S.A.B de CV, 8.460%, 12/18/36	645,620	0.2
MXN	1,007,437	±	Banco Invex S.A., 6.450%, 03/13/34	51,458	0.0
MXN	296,940		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	33,278	0.0
				730,356	0.2

			Netherlands: 0.2%
	200,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	203,000	0.1
	481,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	507,981	0.1
				710,981	0.2

			Switzerland: 0.2%
	560,000		UBS AG/Stamford CT, 7.625%, 08/17/22	615,289	0.2

			United Kingdom: 1.0%
	520,000	#	Barclays Bank PLC, 6.050%, 12/04/17	564,504	0.1
	654,000		Diageo Capital PLC, 2.625%, 04/29/23	609,321	0.2
	200,000	#	Ineos Finance PLC, 8.375%, 02/15/19	219,250	0.1
	260,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	274,300	0.1
	275,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	290,125	0.1
	343,000	#	Pearson Funding Five PLC, 3.250%, 05/08/23	316,649	0.1
	603,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	575,512	0.1
	443,000	#	Standard Chartered PLC, 3.950%, 01/11/23	412,662	0.1
	402,000		Vodafone Group PLC, 1.500%, 02/19/18	385,111	0.1
				3,647,434	1.0

			United States: 12.6%
	705,000		AES Corp., 7.375%, 07/01/21	777,262	0.2
	580,000		American International Group, Inc., 6.400%, 12/15/20	673,332	0.2
	400,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	321,000	0.1
	351,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	345,680	0.1
	1,050,000		Apple Inc., 1.000%, 05/03/18	1,009,100	0.3
	335,000		AT&T, Inc., 2.500%, 08/15/15	345,330	0.1
	555,000		AutoZone, Inc., 3.125%, 07/15/23	519,029	0.1
	368,000		Bank of America Corp., 3.300%, 01/11/23	348,306	0.1
	305,000		Bank of America Corp., 5.625%, 07/01/20	336,139	0.1
	382,000		Bankrate, Inc., 11.750%, 07/15/15	407,308	0.1
	1,309,000	#	Barrick North America Finance LLC, 5.750%, 05/01/43	1,063,002	0.3
	185,000		BE Aerospace, Inc., 6.875%, 10/01/20	200,725	0.1
	543,000		Berkshire Hathaway, Inc., 4.500%, 02/11/43	518,618	0.1
	600,000		Case New Holland, Inc., 7.875%, 12/01/17	682,500	0.2
	200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	216,000	0.1
	180,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	179,100	0.1
	354,000		Citigroup, Inc., 4.050%, 07/30/22	340,679	0.1
	322,000		Citigroup, Inc., 6.010%, 01/15/15	343,968	0.1
	1,015,000		Comcast Corp., 5.700%, 05/15/18	1,183,893	0.3
	562,000	#	COX Communications, Inc., 2.950%, 06/30/23	511,964	0.1
	985,000		Devon Energy Corp., 5.600%, 07/15/41	1,025,348	0.3
	372,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	333,360	0.1

See Accompanying Notes to Financial Statements

16

446,000		DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	468,764	0.1
442,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	516,326	0.1
265,000	#	DISH DBS Corp., 4.250%, 04/01/18	261,025	0.1
585,000		eBay, Inc., 2.600%, 07/15/22	545,789	0.2
1,105,000		EMC Corp./MA, 1.875%, 06/01/18	1,093,146	0.3
1,276,000		Entergy Corp., 5.125%, 09/15/20	1,339,651	0.4
770,000		EPR Properties, 5.250%, 07/15/23	748,843	0.2
835,000		Ferro Corp., 7.875%, 08/15/18	868,400	0.2
482,000		First Horizon National Corp., 5.375%, 12/15/15	521,022	0.1
532,000		FirstEnergy Corp., 4.250%, 03/15/23	494,965	0.1
532,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	482,176	0.1
478,000		General Dynamics Corp., 2.250%, 11/15/22	433,107	0.1
715,000		General Electric Capital Corp., 6.750%, 03/15/32	860,425	0.2
361,000		General Electric Co., 2.700%, 10/09/22	342,134	0.1
960,000	#	Glencore Funding LLC, 2.500%, 01/15/19	869,254	0.2
627,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	671,604	0.2
715,000		Goodyear Tire & Rubber Co., 8.250%, 08/15/20	786,500	0.2
725,000	X	Greektown, LLC Escrow, 07/16/49	—	—
605,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	722,286	0.2
710,000		HCA, Inc., 6.375%, 01/15/15	745,500	0.2
740,000		HCA, Inc., 7.250%, 09/15/20	796,425	0.2
587,000		HCP, Inc., 2.625%, 02/01/20	550,359	0.2
1,050,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,049,315	0.3
572,000		HSBC USA, Inc., 5.000%, 09/27/20	599,866	0.2
1,165,000		Indiana Michigan Power, 7.000%, 03/15/19	1,400,918	0.4
821,000		Intel Corp., 4.250%, 12/15/42	749,586	0.2
810,000	X	Jefferson Smurfit Escrow, 10/01/12	—	—
245,000	X	Jefferson Smurfit Escrow, 06/01/13	—	—
362,000		JPMorgan Chase & Co., 1.625%, 05/15/18	347,309	0.1
377,000		JPMorgan Chase & Co., 3.375%, 05/01/23	351,554	0.1
76	#	Kern River Funding Corp., 4.893%, 04/30/18	82	0.0
821,000		Kraft Foods, Inc., 6.500%, 08/11/17	955,119	0.3
442,000		Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	381,910	0.1
575,000		Mediacom, LLC, 7.250%, 02/15/22	608,063	0.2
607,000		MetLife, Inc., 3.048%, 12/15/22	574,590	0.2
372,000		Morgan Stanley, 3.750%, 02/25/23	356,236	0.1
618,000		Morgan Stanley, 4.100%, 05/22/23	571,779	0.2
240,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	253,200	0.1
1,048,000	#	Mylan, Inc./PA, 2.600%, 06/24/18	1,033,721	0.3
475,000		News America, Inc., 4.500%, 02/15/21	509,435	0.1
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	367,511	0.1
740,000		Plains Exploration & Production Co., 7.625%, 04/01/20	818,115	0.2
495,000	+	PNC Financial Services Group, Inc., 2.854%, 11/09/22	452,176	0.1
386,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	366,257	0.1
97,493	&	Radio One, Inc., 12.500%, 05/24/16	98,712	0.0
255,000	#	Sealed Air Corp., 8.375%, 09/15/21	289,425	0.1
340,000		SLM Corp., 8.000%, 03/25/20	369,325	0.1
195,000		Smithfield Foods, Inc., 7.750%, 07/01/17	215,963	0.1
475,000	X	Smurfit-Stone Container Corp. Escrow, 03/15/17	—	—
676,000		St. Jude Medical, Inc., 2.500%, 01/15/16	694,875	0.2
245,000	X	Stone Webster Escrow, 07/01/12	—	—
202,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	211,090	0.1
340,000		Time Warner, Inc., 5.875%, 11/15/40	312,755	0.1
606,000		Time Warner, Inc., 6.500%, 11/15/36	688,165	0.2
680,000	#	Turlock Corp., 4.150%, 11/02/42	613,267	0.2
325,000	X	U.S. Oncology Escrow, 9.125%, 12/31/49	—	—
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	515,100	0.1
765,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	723,950	0.2
382,000		Verizon Communications, Inc., 2.450%, 11/01/22	346,857	0.1
360,000		Walgreen Co., 3.100%, 09/15/22	341,634	0.1
564,000		WellPoint, Inc., 3.300%, 01/15/23	537,662	0.2
638,000	+	Wells Fargo & Co., 3.676%, 06/15/16	682,027	0.2

See Accompanying Notes to Financial Statements

17

740,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	810,300	0.2
			44,997,193	12.6

		Total Corporate Bonds/Notes (Cost $55,841,436)	54,637,723	15.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.0%
		United States: 8.0%
1,057,311		Banc of America Alternative Loan Trust, 4.750%, 02/25/19	1,065,162	0.3
1,912,454		Banc of America Funding Corp., 5.500%, 02/25/35	2,026,757	0.6
440,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	461,943	0.1
420,000	#	Bear Stearns Commercial Mortgage Securities, 5.766%, 04/12/38	447,868	0.1
350,203		Citigroup Mortgage Loan Trust, Inc., 2.688%, 05/25/35	344,090	0.1
3,063,189	^	COMM 2013-LC6 Mortgage Trust, 1.955%, 01/10/46	314,434	0.1
2,779,143	^	Commercial Mortgage Pass Through Certificates, 2.086%, 12/10/45	314,979	0.1
4,356,192	^	Commercial Mortgage Pass Through Certificates, 2.425%, 05/15/45	559,922	0.2
231,690		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 11/25/35	237,398	0.1
329,507		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 09/25/35	329,852	0.1
207,757		Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	207,338	0.1
858,117	#	Credit Suisse Mortgage Capital Certificates, 4.617%, 07/27/37	872,430	0.2
135,136	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.694%, 01/27/37	124,446	0.0
270,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.830%, 08/10/38	265,205	0.1
3,087,333	^	GS Mortgage Securities Corp. II, 2.563%, 11/10/45	435,323	0.1
810,000	#	GS MTG, 1.045%, 11/08/29	806,953	0.2
240,850		GSR Mortgage Loan Trust, 2.680%, 09/25/35	238,681	0.1
308,744	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	310,588	0.1
810,000	#	Irvine Core Office Trust 2013-IRV, 3.305%, 05/15/48	767,651	0.2
520,000	#	JP Morgan Chase Com Mort Sec Corp. Ps Thr Certs Ser 2003-LN1, 5.725%, 10/15/37	479,399	0.1
2,760,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	78,642	0.0
4,674,573	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.100%, 12/15/47	523,616	0.1
78,451		JP Morgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	78,549	0.0
600,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.015%, 01/15/38	608,558	0.2
417,409		JP Morgan Commercial Mortgage Finance Corp., 8.645%, 08/15/32	435,588	0.1
397,283		JPMorgan Chase Commerical Mortgage Securities Corp., 5.305%, 01/15/49	399,704	0.1
461,061	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	461,706	0.1
347,691		JPMorgan Mortgage Trust, 2.905%, 07/25/35	338,555	0.1
440,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	391,975	0.1
368,000		LB-UBS Commercial Mortgage Trust, 4.943%, 10/15/36	379,180	0.1
360,000		LB-UBS Commercial Mortgage Trust, 4.983%, 07/15/40	354,621	0.1
570,000		LB-UBS Commercial Mortgage Trust, 6.081%, 06/15/38	569,991	0.2
345,443		MASTR Adjustable Rate Mortgages Trust, 2.917%, 04/25/36	318,919	0.1
485,419		Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	482,832	0.1
743,608		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	745,658	0.2
4,111,347	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.662%, 12/15/48	316,577	0.1
1,690,000		Morgan Stanley Capital I, Inc., 5.539%, 06/15/38	1,730,414	0.5
636,000		Morgan Stanley Capital I, 5.302%, 01/14/42	664,780	0.2
470,000		Morgan Stanley Capital I, 5.300%, 06/15/40	484,451	0.1
460,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	433,991	0.1
570,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	551,092	0.2
1,280,000	#	Morgan Stanley Capital I, 5.632%, 01/13/41	1,300,753	0.4
229,051		Morgan Stanley Capital I, 5.649%, 12/15/44	235,485	0.1
530,000	#	Morgan Stanley Reremic Trust, 5.391%, 12/17/43	536,225	0.2
650,000	#	RBSCF Trust, 5.305%, 01/16/49	654,634	0.2

See Accompanying Notes to Financial Statements

18

	16,984		Residential Accredit Loans, Inc., 3.245%, 04/25/35	2,447	0.0
	6,916,584	#,^	UBS-Barclays Commercial Mortgage Trust, 2.353%, 08/10/49	930,427	0.3
	600,000		Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	634,322	0.2
	6,291,026	#,^	Wells Fargo Commercial Mortgage Trust, 2.309%, 10/15/45	788,465	0.2
	3,088,654	#,^	Wells Fargo Mortgage Backed Securities Trust, 2.406%, 08/15/45	378,256	0.1
	473,392		Wells Fargo Mortgage-Backed Securities Trust, 2.611%, 02/25/35	470,548	0.1
	160,157		Wells Fargo Mortgage-Backed Securities Trust, 2.718%, 02/25/34	160,470	0.0
	1,328,799		Wells Fargo Mortgage-Backed Securities Trust, 5.330%, 08/25/35	1,313,596	0.4

			Total Collateralized Mortgage Obligations (Cost $27,968,605)	28,365,446	8.0

STRUCTURED PRODUCTS: 0.3%
			Brazil: 0.2%
	1,962,500	#,X	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Notes, 09/17/13	686,875	0.2

			Mexico: 0.1%
MXN	97,261		Reforma BLN-Backed I - Class 2A Asset Backed Variable Funding Notes, 05/22/15	7,059	0.0
MXN	170,161		Reforma BLN-Backed I - Class 2B Asset Backed Variable Funding Notes, 05/22/15	12,351	0.0
MXN	2,565,617		Reforma BLN-Backed I - Class 2C Asset Backed Variable Funding Notes, 05/22/15	186,222	0.1
MXN	186,979		Reforma BLN-Backed I - Class 2D Asset Backed Variable Funding Notes, 05/22/15	13,572	0.0
MXN	135,844		Reforma BLN-Backed I - Class 2E Asset Backed Variable Funding Notes, 05/22/15	9,860	0.0
MXN	86,756		Reforma BLN-Backed I - Class 2F Asset Backed Variable Funding Notes, 05/22/15	6,297	0.0
MXN	15,977		Reforma BLN-Backed I - Class 2G Asset Backed Variable Funding Notes, 05/22/15	1,160	0.0
				236,521	0.1

			Russia: 0.0%
RUB	11,097,000	±,X	Credit Suisse International - Moitk Total Return Linked Notes, 8.990%, 03/30/11	—	—
RUB	19,450,000	X	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Notes, 05/24/15	—	—
RUB	8,586,632		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 08/22/34	129,364	0.0
				129,364	0.0

			Total Structured Products (Cost $3,762,478)	1,052,760	0.3

FOREIGN GOVERNMENT BONDS: 17.2%
			Austria: 1.1%
EUR	2,790,000	#	Austria Government Bond, 3.200%, 02/20/17	3,951,264	1.1

			Belgium: 1.2%
EUR	3,340,000		Belgium Government Bond, 1.250%, 06/22/18	4,296,403	1.2

			Brazil: 2.7%
BRL	16,200,000	Z	Brazil Letras do Tesouro Nacional, 10.150%, 04/01/15	6,127,756	1.7
BRL	6,412,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	2,698,213	0.8
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	812,465	0.2
				9,638,434	2.7

			Dominican Republic: 1.1%
DOP	80,000,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	2,298,318	0.6
DOP	57,500,000		Dominican Republic International Bond, 15.500%, 04/19/19	1,725,759	0.5
				4,024,077	1.1

			Germany: 5.0%
EUR	1,790,000		Bundesschatzanweisungen, 0.190%, 06/12/15	2,321,261	0.6
EUR	5,180,000		Bundesrepublik Deutschland, 1.500%, 09/04/22	6,681,698	1.9
EUR	2,100,000		Bundesrepublik Deutschland, 2.500%, 07/04/44	2,751,734	0.8
EUR	3,970,000	L	Bundesrepublik Deutschland, 4.000%, 01/04/18	5,936,831	1.7
				17,691,524	5.0

			Ireland: 2.2%
EUR	6,111,000		Ireland Government Bond, 3.900%, 03/20/23	7,839,692	2.2

See Accompanying Notes to Financial Statements

19

			Nigeria: 0.1%
NGN	96,000,000		Nigeria Government Bond, 7.000%, 10/23/19	421,749	0.1

			Poland: 0.1%
PLN	1,500,000		Poland Government Bond, 4.000%, 10/25/23	438,915	0.1

			Russia: 0.8%
RUB	73,621,000		Russian Federal Bond - OFZ, 7.050%, 01/19/28	2,078,249	0.6
RUB	23,653,000		Russian Federal Bond - OFZ, 8.150%, 02/03/27	741,131	0.2
				2,819,380	0.8

			South Africa: 0.3%
ZAR	1,300,000		South Africa Government Bond, 7.250%, 01/15/20	130,937	0.1
ZAR	6,956,920		South Africa Government Bond, 8.750%, 02/28/48	704,702	0.2
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	116,493	0.0
				952,132	0.3

			Sweden: 1.1%
SEK	27,000,000		Sweden Government Bond, 1.500%, 11/13/23	3,767,664	1.1

			Thailand: 0.3%
THB	11,000,000		Thailand Government Bond, 3.625%, 05/22/15	359,787	0.1
THB	1,127,000		Thailand Government Bond, 3.775%, 06/25/32	33,591	0.0
THB	16,200,000		Thailand Government Bond, 5.250%, 05/12/14	534,186	0.2
				927,564	0.3

			United Kingdom: 1.2%
GBP	480,000		United Kingdom Gilt, 1.750%, 09/07/22	688,958	0.2
GBP	20,000		United Kingdom Gilt, 1.000%, 09/07/17	30,221	0.0
GBP	20,000		United Kingdom Gilt, 2.750%, 01/22/15	31,531	0.0
GBP	550,000		United Kingdom Gilt, 3.250%, 01/22/44	785,315	0.2
GBP	60,000		United Kingdom Gilt, 4.500%, 12/07/42	108,148	0.0
GBP	1,750,000		United Kingdom Gilt, 5.000%, 09/07/14	2,807,653	0.8
				4,451,826	1.2

			Total Foreign Government Bonds (Cost $62,900,850)	61,220,624	17.2

U.S. TREASURY OBLIGATIONS: 15.0%
			Treasury Inflation Indexed Protected Securities: 1.7%
	6,156,061		0.125%, due 01/15/22	6,028,852	1.7

			U.S. Treasury Bonds: 4.8%
	3,594,000		1.750%, due 05/15/23	3,364,041	0.9
	2,200,000		2.000%, due 02/15/22	2,150,672	0.6
	12,532,000		3.125%, due 02/15/43	11,715,465	3.3
				17,230,178	4.8

			U.S. Treasury Notes: 8.5%
	3,110,000		0.250%, due 05/31/15	3,104,352	0.9
	16,504,000		0.375%, due 06/30/15	16,508,506	4.6
	2,494,000		0.500%, due 06/15/16	2,483,186	0.7
	7,453,000		1.375%, due 06/30/18	7,446,307	2.1
	295,000		1.375%, due 05/31/20	284,525	0.1
	468,000		1.875%, due 06/30/20	466,008	0.1
				30,292,884	8.5

			Total U.S. Treasury Obligations (Cost $53,885,374)	53,551,914	15.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.3%
			Federal Home Loan Mortgage Corporation: 2.4%##
	73,621		0.643%, due 02/15/29	74,256	0.0
	29,214		0.693%, due 03/15/32	29,515	0.0
	118,426		0.693%, due 01/15/33	119,486	0.0
	40,472		1.143%, due 08/15/31	41,471	0.0
	24,534		1.143%, due 02/15/32	25,140	0.0
	24,035		1.193%, due 02/15/32	24,583	0.0
	24,655		1.193%, due 02/15/32	25,217	0.0
	35,935		1.193%, due 03/15/32	36,763	0.0
	1,239,610		4.500%, due 01/01/42	1,309,391	0.4
	13,004		5.000%, due 01/01/20	13,996	0.0
	61,964		5.000%, due 02/01/20	66,390	0.0
	379,336		5.000%, due 09/15/23	416,521	0.1
	860,000		5.000%, due 02/15/34	947,927	0.3
	870,000		5.000%, due 11/15/34	954,767	0.3
	31,506		5.000%, due 12/01/34	33,844	0.0
	39,264		5.500%, due 01/01/18	42,114	0.0
	11,246,588	^	5.808%, due 05/15/36	1,519,610	0.4
	8,059,726	^	5.858%, due 07/15/40	1,372,578	0.4
	236,152	^	5.958%, due 07/15/35	36,543	0.0
	33,036		6.000%, due 05/15/17	35,268	0.0
	91,706		6.000%, due 02/01/34	102,362	0.0
	9,548		6.500%, due 04/01/18	9,998	0.0
	28,220		6.500%, due 02/01/22	31,324	0.0
	34,060		6.500%, due 09/01/22	37,811	0.0
	92,535		6.500%, due 04/15/28	105,349	0.0
	19,642		6.500%, due 06/15/31	22,334	0.0
	177,199		6.500%, due 02/15/32	199,388	0.1
	131,422		6.500%, due 06/15/32	149,246	0.1
	9,506		6.500%, due 08/01/32	10,482	0.0
	15,336		6.500%, due 07/01/34	17,322	0.0
	22,564		6.500%, due 07/01/34	25,584	0.0
	121,239		6.750%, due 02/15/24	136,628	0.1
	158,385		7.000%, due 09/15/26	180,221	0.1
	27,341	^	7.000%, due 03/15/28	6,611	0.0
	157,994	^	7.000%, due 04/15/28	41,622	0.0
	260,825	^	7.458%, due 03/15/29	60,432	0.0
	135,564		7.500%, due 09/15/22	153,650	0.1
	254,613	^	7.508%, due 03/15/29	44,772	0.0
	343,455	^	8.758%, due 08/15/29	83,721	0.0
	31,160		23.678%, due 06/15/34	38,257	0.0
	54,400		24.044%, due 08/15/35	74,297	0.0
				8,656,791	2.4

			Federal National Mortgage Association: 6.3%##
	14,465		0.593%, due 11/25/33	14,552	0.0
	16,213		0.693%, due 10/18/32	16,379	0.0
	6,488,956		0.813%, due 12/25/36	6,566,057	1.9
	54,522		1.193%, due 12/25/31	55,781	0.0
	7,826		1.193%, due 04/25/32	8,007	0.0
	25,433		1.193%, due 04/25/32	26,021	0.0
	76,901		1.193%, due 09/25/32	78,691	0.0
	76,912		1.193%, due 12/25/32	78,701	0.0
	455,318		2.686%, due 10/01/36	484,774	0.2
	6,115,000	W	3.500%, due 03/25/41	6,174,239	1.7
	290,991		4.500%, due 08/25/25	316,578	0.1
	701,000	W	4.500%, due 08/01/39	740,650	0.2
	7,317,118	^	5.000%, due 05/25/18	526,177	0.2

See Accompanying Notes to Financial Statements

20

854,474		5.000%, due 07/25/40	920,191	0.3
175,194		5.000%, due 06/01/41	191,295	0.1
33,239		5.500%, due 09/01/19	35,888	0.0
39,430		5.500%, due 09/01/19	42,575	0.0
91,449		5.500%, due 09/01/24	100,235	0.0
79,000		5.500%, due 08/25/34	83,175	0.0
32,772		6.000%, due 03/25/17	34,876	0.0
52,820		6.000%, due 06/01/17	56,158	0.0
23,013		6.000%, due 05/01/21	25,043	0.0
66,743		6.000%, due 01/25/32	74,692	0.0
355,306		6.000%, due 11/01/34	396,726	0.1
533,829		6.000%, due 04/01/35	588,092	0.2
7,012,689	^	6.257%, due 02/25/42	1,354,790	0.4
320,591	^	6.347%, due 06/25/37	47,852	0.0
862,870	^	6.377%, due 06/25/36	108,311	0.0
35,406		6.500%, due 04/25/29	39,886	0.0
59,759		6.500%, due 11/25/29	66,856	0.0
196,722		6.500%, due 12/01/29	225,468	0.1
67,956		6.500%, due 10/25/31	75,741	0.0
63,173		6.500%, due 04/25/32	69,374	0.0
81,522		6.500%, due 01/01/34	90,151	0.0
43,944	^	6.557%, due 05/25/35	8,410	0.0
68,602	^	6.857%, due 10/25/22	1,992	0.0
74,194	^	6.907%, due 06/25/23	9,601	0.0
1,757		7.000%, due 09/01/14	1,797	0.0
8,055		7.000%, due 11/01/17	8,401	0.0
598		7.000%, due 02/01/31	644	0.0
85,524	^	7.000%, due 03/25/33	20,572	0.0
1,538		7.000%, due 04/01/33	1,794	0.0
67,292	^	7.000%, due 04/25/33	15,310	0.0
239,757	^	7.037%, due 09/25/36	42,063	0.0
408,511	^	7.357%, due 10/25/33	72,640	0.0
382,537	^	7.437%, due 03/25/23	32,791	0.0
49,959		7.500%, due 09/01/32	59,854	0.0
130,972		7.500%, due 01/01/33	155,697	0.1
244,470	^	7.557%, due 07/25/31	39,491	0.0
144,218	^	7.557%, due 02/25/32	25,441	0.0
80,267	^	7.757%, due 07/25/32	16,099	0.0
205,911		23.228%, due 07/25/35	218,651	0.1
87,078		23.492%, due 06/25/36	119,266	0.0
51,876		23.859%, due 03/25/36	70,153	0.0
86,309		27.311%, due 04/25/35	138,142	0.1
1,069,915		32.485%, due 11/25/36	1,649,867	0.5
144,976	^	5.500%, due 07/01/33	21,146	0.0
59,643	^	5.500%, due 06/01/35	8,873	0.0
263,664	^	6.000%, due 12/01/32	36,785	0.0
104,034	^	6.000%, due 02/01/33	17,095	0.0
133,707	^	6.000%, due 03/01/33	21,717	0.0
107,664	^	6.000%, due 03/01/33	17,748	0.0
61,115	^	6.000%, due 09/01/35	8,406	0.0
423,137	^	6.500%, due 02/01/32	74,842	0.0
67,215	^	7.000%, due 02/01/28	12,414	0.0
97,400	^	7.500%, due 01/01/24	18,963	0.0
			22,660,647	6.3

		Government National Mortgage Association: 1.6%
1,634,000	W	3.000%, due 06/15/42	1,612,043	0.5
3,875,981	^	4.000%, due 04/20/38	449,628	0.1
125,592		5.000%, due 04/15/34	136,624	0.1
8,402,685	^	5.658%, due 06/20/40	1,176,269	0.3
33,686		6.500%, due 02/20/35	37,815	0.0
87,098		8.000%, due 01/16/30	101,625	0.0
394,460		8.000%, due 02/16/30	463,412	0.1
1,134,737		21.427%, due 03/20/37	1,609,728	0.5
			5,587,144	1.6

		Total U.S. Government Agency Obligations (Cost $34,824,107)	36,904,582	10.3

ASSET-BACKED SECURITIES: 6.1%
		Cayman Islands: 5.6%
1,000,000	#	Apidos CDO II, 1.076%, 12/21/18	947,534	0.3
740,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	714,332	0.2
664,336	#	Avalon Capital Ltd. 3, 0.544%, 02/24/19	660,552	0.2
950,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.042%, 06/20/17	924,309	0.3
1,450,000	#	Castle Garden Funding, 2.025%, 10/27/20	1,406,346	0.4
1,647,736	#	Emporia Preferred Funding II Corp., 0.557%, 10/18/18	1,637,134	0.4
1,625,000	#	Gulf Stream - Compass CLO 2005-II Ltd, 1.075%, 01/24/20	1,589,703	0.4
1,000,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	984,995	0.3
400,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 0.723%, 08/07/21	385,953	0.1
86,485	#	Landmark III CDO Ltd, 2.027%, 01/15/16	86,490	0.0
230,413	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	226,380	0.1
1,840,000	#	Madison Park Funding I Ltd., 1.045%, 05/10/19	1,811,197	0.5
1,680,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	1,679,674	0.5
1,300,000	#	Morgan Stanley Investment Management Croton Ltd., 1.027%, 01/15/18	1,207,621	0.3
1,150,834	#	Sagamore CLO Ltd, 1.777%, 10/15/15	1,150,845	0.3
300,000	#	Stanfield Bristol CLO Ltd, 0.725%, 10/15/19	292,086	0.1
1,000,000	#	Venture III CDO Ltd, 1.876%, 01/21/16	1,000,065	0.3
1,575,000	#	Venture IV CDO Ltd, 1.425%, 08/15/16	1,573,828	0.4
1,000,000	#	WhiteHorse III Ltd./Corp, 1.024%, 05/01/18	960,864	0.3
900,000	#	Whitney CLO Ltd, 2.375%, 03/01/17	899,923	0.2
			20,139,831	5.6

		United States: 0.5%
1,605,000		BA Credit Card Trust, 4.943%, 03/15/16	1,625,278	0.5

		Total Asset-Backed Securities (Cost $21,769,789)	21,765,109	6.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.2%
		Canada: 0.0%
4,700	@	Resolute Forest Products	61,899	0.0

		United States: 0.2%
43,083	@,L	American Media, Inc.	495,455	0.2

See Accompanying Notes to Financial Statements

21

274		Rock-Tenn Co.	27,367	0.0
			522,822	0.2

		Total Common Stock (Cost $1,311,887)	584,721	0.2

WARRANTS: —%
		Consumer Discretionary: —%
2,406	@,X	Media News Group	—	—

		Total Warrants (Cost $—)	—	—

INVESTMENT COMPANIES: 24.4%
		United States: 24.4%
1,284,407	**	ING Emerging Markets Corporate Debt Fund - Class P	12,510,125	3.5
4,254,521	**	ING Emerging Markets Hard Currency Sovereign Debt Fund - Class P	39,907,408	11.2
3,759,399	**	ING Emerging Markets Local Currency Debt Fund - Class P	34,511,284	9.7

		Total Investment Companies (Cost $93,565,263)	86,928,817	24.4

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Options on Currencies: 0.1%
39,800,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.280, Exp. 09/09/13 Counterparty: Barclays Bank PLC	382,313	0.1

		Total Purchased Options (Cost $760,180)	382,313	0.1

		Total Long-Term Investments (Cost $356,589,969)	345,394,009	96.9

Principal Amount†
SHORT-TERM INVESTMENTS: 4.4%
			Securities Lending Collateral(cc)(1): 1.7%
	1,478,725		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $1,478,753, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $1,508,300, due 07/15/13-05/01/51)	1,478,725	0.4
	1,478,725		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,478,742, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,508,300, due 12/01/17-06/01/43)	1,478,725	0.4
	1,478,725		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,478,755, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,508,299, due 06/01/17-03/01/48)	1,478,725	0.4
	1,478,725		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,478,755, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,508,300, due 07/01/32-07/01/43)	1,478,725	0.4
	311,304		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $311,307, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $317,538, due 01/15/25-02/15/43)	311,304	0.1
				6,226,204	1.7

			Foreign Government Bonds: 1.8%
NGN	418,340,000	Z	Nigeria Government Bond, 11.799%, 12/19/13	2,410,066	0.7
NGN	382,200,000	Z	Nigeria Government Bond, 12.000%, 10/17/13	2,260,760	0.6
NGN	112,900,000	Z	Nigeria Government Bond, 13.770%, 10/10/13	668,557	0.2
NGN	126,044,000	Z	Nigeria Treasury Bill, 10.160%, 10/24/13	750,919	0.2
NGN	33,000,000	Z	Nigeria Treasury Bill, 14.560%, 09/26/13	196,495	0.1
				6,286,797	1.8

See Accompanying Notes to Financial Statements

22

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
3,174,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,174,000)	3,174,000	0.9

	Total Short-Term Investments (Cost $15,885,107)	15,687,001	4.4

	Total Investments in Securities (Cost $372,475,076)	$361,081,010	101.3
	Liabilities in Excess of Other Assets	(4,618,561)	(1.3)
	Net Assets	$356,462,449	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

&	Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
(cc)	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
**	Investment in affiliate
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real
DOP	Dominican Peso
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso
NGN	Nigerian Naira
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

Cost for federal income tax purposes is $372,998,925.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,853,494
Gross Unrealized Depreciation	(17,771,409)

Net Unrealized Depreciation	$(11,917,915)

Sector Diversification	Percentage of Net Assets
Affiliated Mutual Funds	24.4%
Foreign Government Bonds	19.0
U.S. Treasury Notes	8.5
Collateralized Mortgage Obligations	8.0
Federal National Mortgage Association	6.3
Asset-Backed Securities	6.0
U.S. Treasury Bonds	4.8
Financials	4.6
Federal Home Loan Mortgage Corporation	2.4
Consumer Discretionary	2.4
Treasury Inflation Indexed Protected Securities	1.7
Information Technology	1.6
Utilities	1.5
Health Care	1.2
Government National Mortgage Association	1.1
Industrials	0.9
Materials	0.9
Energy	0.8
Consumer Staples	0.8
Telecommunication Services	0.8
U.S. Government Agency Obligations	0.5
Structured Products	0.3
Options on Currencies	0.1
Other Asset-Backed Securities	0.1
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

23

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Canada	$61,899	$—	$—	$61,899
United States	27,367	—	495,455	522,822
Total Common Stock	89,266	—	495,455	584,721
Warrants	—	—	—	—
Purchased Options	—	382,313	—	382,313
Corporate Bonds/Notes	—	54,604,445	33,278	54,637,723
Collateralized Mortgage Obligations	—	28,365,446	—	28,365,446
Structured Products	—	—	1,052,760	1,052,760
Short-Term Investments	3,174,000	12,513,001	—	15,687,001
U.S. Treasury Obligations	—	53,551,914	—	53,551,914
Foreign Government Bonds	—	61,220,624	—	61,220,624
U.S. Government Agency Obligations	—	36,904,582	—	36,904,582
Asset-Backed Securities	—	21,765,109	—	21,765,109
Investment Companies	86,928,817	—	—	86,928,817
Total Investments, at fair value	$90,192,083	$269,307,434	$1,581,493	$361,081,010
Other Financial Instruments+
Swaps	—	658,485	—	658,485
Futures	1,073,106	—	—	1,073,106
Forward Foreign Currency Contracts	—	18,180,958	—	18,180,958
Total Assets	$91,265,189	$288,146,877	$1,581,493	$380,993,559
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(1,482,318)	$—	$(1,482,318)
Futures	(1,112,235)	—	—	(1,112,235)
Written Options	—	(86,778)	—	(86,778)
Forward Foreign Currency Contracts	—	(22,389,106)	—	(22,389,106)
Total Liabilities	$(1,112,235)	$(23,958,202)	$—	$(25,070,437)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound	413,055	Buy	07/12/13	$627,000	$628,194	$1,194
Barclays Bank PLC	Norwegian Krone	10,346,332	Buy	07/12/13	1,699,000	1,702,683	3,683
Barclays Bank PLC	British Pound	1,908,464	Buy	07/12/13	2,922,000	2,902,490	(19,510)
Barclays Bank PLC	British Pound	774,552	Buy	07/12/13	1,196,000	1,177,978	(18,022)
Barclays Bank PLC	Norwegian Krone	11,880,234	Buy	07/12/13	1,953,000	1,955,115	2,115
Barclays Bank PLC	New Zealand Dollar	2,723,409	Buy	07/12/13	2,109,000	2,108,949	(51)
Barclays Bank PLC	EU Euro	2,337,788	Buy	07/12/13	3,088,000	3,043,096	(44,904)
Barclays Bank PLC	New Zealand Dollar	1,356,828	Buy	07/12/13	1,048,000	1,050,698	2,698
Barclays Bank PLC	Canadian Dollar	3,932,878	Buy	07/12/13	3,830,000	3,738,631	(91,369)
Barclays Bank PLC	Brazilian Real	9,517,256	Buy	07/12/13	4,427,660	4,255,312	(172,348)
Barclays Bank PLC	Swiss Franc	1,699,982	Buy	07/12/13	1,809,000	1,799,926	(9,074)
Barclays Bank PLC	Norwegian Krone	13,891,555	Buy	07/12/13	2,411,000	2,286,116	(124,884)
Barclays Bank PLC	Japanese Yen	462,262,566	Buy	07/12/13	4,734,085	4,661,023	(73,062)
Barclays Bank PLC	Norwegian Krone	23,035,270	Buy	07/12/13	3,983,000	3,790,885	(192,115)
Barclays Bank PLC	British Pound	5,458,211	Buy	07/12/13	8,353,000	8,301,125	(51,875)
Barclays Bank PLC	Australian Dollar	2,633,020	Buy	07/12/13	2,520,000	2,406,206	(113,794)
Barclays Bank PLC	New Zealand Dollar	1,726,672	Buy	07/12/13	1,371,000	1,337,097	(33,903)

See Accompanying Notes to Financial Statements

24

Barclays Bank PLC	British Pound	3,284,462	Buy	07/12/13	4,976,000	4,995,178	19,178
Barclays Bank PLC	British Pound	1,421,304	Buy	07/12/13	2,166,000	2,161,591	(4,409)
Barclays Bank PLC	British Pound	1,983,252	Buy	07/12/13	3,008,000	3,016,230	8,230
Barclays Bank PLC	Canadian Dollar	2,609,398	Buy	07/12/13	2,564,000	2,480,519	(83,481)
Barclays Bank PLC	EU Euro	572,491	Buy	07/12/13	739,000	745,212	6,212
Barclays Bank PLC	Swiss Franc	3,823,914	Buy	07/12/13	3,948,000	4,048,727	100,727
Barclays Bank PLC	New Zealand Dollar	331,038	Buy	07/12/13	271,000	256,348	(14,652)
Barclays Bank PLC	EU Euro	2,181,576	Buy	07/12/13	2,831,000	2,839,755	8,755
Barclays Bank PLC	Australian Dollar	3,921,995	Buy	07/12/13	3,968,000	3,584,146	(383,854)
Barclays Bank PLC	New Zealand Dollar	3,428,262	Buy	07/12/13	2,870,000	2,654,771	(215,229)
Barclays Bank PLC	Australian Dollar	3,899,848	Buy	07/12/13	3,950,000	3,563,907	(386,093)
Barclays Bank PLC	Russian Ruble	231,839,004	Buy	08/23/13	7,100,844	6,988,216	(112,628)
Barclays Bank PLC	South African Rand	5,394,158	Buy	08/23/13	536,408	541,444	5,036
Barclays Bank PLC	EU Euro	1,189,723	Buy	07/12/13	1,574,000	1,548,661	(25,339)
Barclays Bank PLC	Japanese Yen	387,670,023	Buy	07/12/13	3,978,000	3,908,902	(69,098)
Barclays Bank PLC	Japanese Yen	687,123,864	Buy	07/12/13	7,056,000	6,928,314	(127,686)
Barclays Bank PLC	Turkish Lira	6,768,493	Buy	08/23/13	3,531,019	3,479,873	(51,146)
Barclays Bank PLC	British Pound	2,365,693	Buy	07/12/13	3,662,000	3,597,866	(64,134)
Barclays Bank PLC	Indian Rupee	63,081,194	Buy	08/23/13	1,100,563	1,051,508	(49,055)
Barclays Bank PLC	Mexican Peso	128,855	Buy	08/23/13	10,076	9,897	(179)
Barclays Bank PLC	Romanian New Leu	12,919,951	Buy	08/23/13	3,752,898	3,744,241	(8,657)
Barclays Bank PLC	New Zealand Dollar	5,308,454	Buy	07/12/13	4,504,000	4,110,751	(393,249)
Barclays Bank PLC	Mexican Peso	56,256,755	Buy	08/23/13	4,394,256	4,320,753	(73,503)
Barclays Bank PLC	Canadian Dollar	24,344,715	Buy	07/12/13	24,082,457	23,142,320	(940,137)
Barclays Bank PLC	Canadian Dollar	2,488,321	Buy	07/12/13	2,456,000	2,365,422	(90,578)
Barclays Bank PLC	British Pound	6,400,975	Buy	07/12/13	9,847,023	9,734,928	(112,095)
Barclays Bank PLC	Canadian Dollar	124,123	Buy	07/12/13	122,000	117,993	(4,007)
Barclays Bank PLC	Colombian Peso	6,613,044,000	Buy	07/12/13	3,596,000	3,437,559	(158,441)
Citigroup, Inc.	Japanese Yen	40,275,760	Buy	07/12/13	413,000	406,103	(6,897)
Citigroup, Inc.	Swedish Krona	3,599,762	Buy	07/12/13	536,000	536,660	660
Citigroup, Inc.	EU Euro	9,484,425	Buy	07/12/13	12,422,472	12,345,868	(76,604)
Citigroup, Inc.	Swedish Krona	13,743,069	Buy	07/12/13	2,044,000	2,048,845	4,845
Citigroup, Inc.	EU Euro	2,470,179	Buy	07/12/13	3,238,000	3,215,430	(22,570)
Citigroup, Inc.	Japanese Yen	154,336,448	Buy	07/12/13	1,578,000	1,556,184	(21,816)
Citigroup, Inc.	EU Euro	2,589,106	Buy	07/12/13	3,406,000	3,370,237	(35,763)
Citigroup, Inc.	Norwegian Krone	11,847,265	Buy	07/12/13	1,953,000	1,949,689	(3,311)
Citigroup, Inc.	Swedish Krona	9,367,777	Buy	07/12/13	1,404,000	1,396,567	(7,433)
Citigroup, Inc.	Norwegian Krone	15,656,715	Buy	07/12/13	2,611,000	2,576,606	(34,394)
Citigroup, Inc.	Japanese Yen	351,236,039	Buy	07/12/13	3,658,000	3,541,535	(116,465)
Citigroup, Inc.	Norwegian Krone	14,562,693	Buy	07/12/13	2,542,000	2,396,564	(145,436)
Citigroup, Inc.	New Zealand Dollar	1,862,291	Buy	07/12/13	1,489,000	1,442,117	(46,883)
Citigroup, Inc.	Australian Dollar	4,083,240	Buy	07/12/13	3,889,000	3,731,501	(157,499)
Citigroup, Inc.	New Zealand Dollar	1,286,851	Buy	07/12/13	1,027,000	996,510	(30,490)
Citigroup, Inc.	Japanese Yen	139,888,336	Buy	07/12/13	1,459,000	1,410,503	(48,497)
Citigroup, Inc.	Canadian Dollar	5,128,274	Buy	07/12/13	5,021,000	4,874,986	(146,014)
Citigroup, Inc.	EU Euro	34,619	Buy	07/12/13	45,705	45,064	(641)
Citigroup, Inc.	British Pound	503,989	Buy	07/12/13	781,977	766,492	(15,485)
Citigroup, Inc.	New Zealand Dollar	3,340,687	Buy	07/12/13	2,635,000	2,586,955	(48,045)
Citigroup, Inc.	British Pound	2,323,988	Buy	07/12/13	3,630,000	3,534,440	(95,560)
Citigroup, Inc.	British Pound	1,215,140	Buy	07/12/13	1,871,000	1,848,047	(22,953)
Citigroup, Inc.	EU Euro	2,716,612	Buy	07/12/13	3,554,000	3,536,212	(17,788)
Citigroup, Inc.	British Pound	525,735	Buy	07/12/13	804,000	799,564	(4,436)
Citigroup, Inc.	Japanese Yen	92,867,509	Buy	07/12/13	927,000	936,389	9,389
Citigroup, Inc.	Brazilian Real	5,987,699	Buy	07/12/13	2,782,000	2,677,192	(104,808)
Citigroup, Inc.	British Pound	5,310,326	Buy	07/12/13	8,100,000	8,076,214	(23,786)
Citigroup, Inc.	EU Euro	1,418,587	Buy	07/12/13	1,843,000	1,846,574	3,574
Citigroup, Inc.	EU Euro	736,793	Buy	07/12/13	955,000	959,083	4,083
Citigroup, Inc.	Norwegian Krone	50,389,983	Buy	07/12/13	8,559,000	8,292,615	(266,385)
Citigroup, Inc.	Colombian Peso	950,395,000	Buy	07/12/13	500,000	494,030	(5,970)
Citigroup, Inc.	New Zealand Dollar	828,758	Buy	07/12/13	665,000	641,772	(23,228)
Citigroup, Inc.	British Pound	4,028,009	Buy	07/12/13	6,089,000	6,126,001	37,001
Citigroup, Inc.	Australian Dollar	180,147	Buy	07/12/13	173,715	164,629	(9,086)
Citigroup, Inc.	British Pound	2,682,049	Buy	07/12/13	4,034,000	4,078,996	44,996
Citigroup, Inc.	Canadian Dollar	262,294	Buy	07/12/13	254,000	249,339	(4,661)
Citigroup, Inc.	British Pound	4,524,674	Buy	07/12/13	6,843,000	6,881,355	38,355
Citigroup, Inc.	EU Euro	549,151	Buy	07/12/13	711,000	714,829	3,829
Citigroup, Inc.	British Pound	2,266,592	Buy	07/12/13	3,425,000	3,447,149	22,149
Citigroup, Inc.	Norwegian Krone	13,421,903	Buy	07/12/13	2,301,000	2,208,826	(92,174)
Citigroup, Inc.	EU Euro	3,101,939	Buy	07/12/13	3,987,000	4,037,792	50,792
Citigroup, Inc.	New Zealand Dollar	534,702	Buy	07/12/13	436,000	414,062	(21,938)

See Accompanying Notes to Financial Statements

25

Citigroup, Inc.	South African Rand	3,537,905	Buy	08/23/13	351,493	355,120	3,627
Citigroup, Inc.	British Pound	416,760	Buy	07/12/13	634,000	633,830	(170)
Citigroup, Inc.	Indonesian Rupiah	5,213,255,700	Buy	08/23/13	501,000	522,019	21,019
Citigroup, Inc.	Australian Dollar	3,949,367	Buy	07/12/13	3,900,000	3,609,160	(290,840)
Citigroup, Inc.	Colombian Peso	7,188,720,000	Buy	07/12/13	3,890,000	3,736,804	(153,196)
Citigroup, Inc.	Turkish Lira	1,399,397	Buy	08/23/13	715,000	719,469	4,469
Citigroup, Inc.	Canadian Dollar	5,246,648	Buy	07/12/13	5,217,000	4,987,514	(229,486)
Citigroup, Inc.	EU Euro	2,238,965	Buy	07/12/13	2,948,000	2,914,458	(33,542)
Citigroup, Inc.	British Pound	2,953,747	Buy	07/12/13	4,587,449	4,492,208	(95,241)
Citigroup, Inc.	Mexican Peso	23,026,347	Buy	08/23/13	1,751,000	1,768,519	17,519
Citigroup, Inc.	Mexican Peso	23,043,174	Buy	08/23/13	1,751,000	1,769,811	18,811
Citigroup, Inc.	Mexican Peso	23,055,465	Buy	08/23/13	1,776,000	1,770,755	(5,245)
Citigroup, Inc.	South African Rand	16,153,848	Buy	08/23/13	1,613,000	1,621,457	8,457
Citigroup, Inc.	Chilean Peso	1,642,110,000	Buy	07/12/13	3,448,000	3,226,298	(221,702)
Citigroup, Inc.	British Pound	1,061,774	Buy	07/12/13	1,652,000	1,614,801	(37,199)
Citigroup, Inc.	Mexican Peso	22,739,535	Buy	08/23/13	1,755,000	1,746,491	(8,509)
Citigroup, Inc.	Mexican Peso	22,670,190	Buy	08/23/13	1,755,000	1,741,165	(13,835)
Citigroup, Inc.	Singapore Dollar	2,249,610	Buy	08/23/13	1,787,000	1,774,993	(12,007)
Citigroup, Inc.	Canadian Dollar	758,583	Buy	07/12/13	749,000	721,117	(27,883)
Citigroup, Inc.	Mexican Peso	23,161,237	Buy	08/23/13	1,787,000	1,778,879	(8,121)
Citigroup, Inc.	Singapore Dollar	2,253,042	Buy	08/23/13	1,787,000	1,777,702	(9,298)
Citigroup, Inc.	EU Euro	4,278,578	Buy	07/12/13	5,579,000	5,569,421	(9,579)
Citigroup, Inc.	Hong Kong Sar Dollar	15,930,916	Buy	08/23/13	2,052,960	2,054,417	1,457
Citigroup, Inc.	Israeli New Shekel	2,234,220	Buy	08/23/13	616,406	613,480	(2,926)
Citigroup, Inc.	Malaysian Ringgit	5,585,664	Buy	08/23/13	1,792,000	1,761,618	(30,382)
Citigroup, Inc.	Polish Zloty	27,075,653	Buy	08/23/13	8,264,397	8,121,224	(143,173)
Citigroup, Inc.	South African Rand	17,971,196	Buy	08/23/13	1,792,000	1,803,875	11,875
Citigroup, Inc.	Australian Dollar	3,907,846	Buy	07/12/13	4,007,000	3,571,216	(435,784)
Citigroup, Inc.	Czech Koruna	18,809,087	Buy	08/23/13	950,483	941,378	(9,105)
Citigroup, Inc.	Mexican Peso	23,169,914	Buy	08/23/13	1,797,000	1,779,546	(17,454)
Citigroup, Inc.	Mexican Peso	23,161,468	Buy	08/23/13	1,797,000	1,778,897	(18,103)
Citigroup, Inc.	Russian Ruble	58,544,197	Buy	08/23/13	1,811,000	1,764,671	(46,329)
Citigroup, Inc.	Australian Dollar	2,657,837	Buy	07/12/13	2,718,000	2,428,885	(289,115)
Citigroup, Inc.	EU Euro	4,790,735	Buy	07/12/13	6,253,308	6,236,096	(17,212)
Citigroup, Inc.	Australian Dollar	1,070,827	Buy	07/12/13	1,095,000	978,584	(116,416)
Citigroup, Inc.	Hungarian Forint	3,582,740	Buy	09/09/13	15,969	15,699	(270)
Citigroup, Inc.	Australian Dollar	7,583,502	Buy	07/12/13	7,908,000	6,930,243	(977,757)
Citigroup, Inc.	Canadian Dollar	1,494,226	Buy	07/12/13	1,472,000	1,420,425	(51,575)
Citigroup, Inc.	Hungarian Forint	392,413,094	Buy	09/20/13	1,703,000	1,717,849	14,849
Citigroup, Inc.	Australian Dollar	7,944,132	Buy	07/12/13	8,346,066	7,259,808	(1,086,258)
Citigroup, Inc.	EU Euro	16,959,590	Buy	07/12/13	22,282,357	22,076,284	(206,073)
Citigroup, Inc.	Norwegian Krone	4,203,593	Buy	07/12/13	735,000	691,780	(43,220)
Citigroup, Inc.	New Zealand Dollar	9,892,373	Buy	07/12/13	8,512,881	7,660,438	(852,443)
Citigroup, Inc.	New Zealand Dollar	11,787,421	Buy	07/12/13	10,116,000	9,127,922	(988,078)
Citigroup, Inc.	Swedish Krona	65,148,550	Buy	07/12/13	10,264,363	9,712,479	(551,884)
Citigroup, Inc.	Swedish Krona	1,334,745	Buy	07/12/13	210,000	198,987	(11,013)
Citigroup, Inc.	Hungarian Forint	409,197,089	Buy	09/20/13	1,787,000	1,791,324	4,324
Citigroup, Inc.	Philippine Peso	199,983,665	Buy	07/12/13	4,913,000	4,628,591	(284,409)
Citigroup, Inc.	Hungarian Forint	411,039,204	Buy	09/20/13	1,795,000	1,799,388	4,388
Citigroup, Inc.	Chinese Yuan	8,587,213	Buy	08/09/13	1,363,000	1,394,339	31,339
Citigroup, Inc.	Chinese Yuan	25,769,045	Buy	08/09/13	4,090,000	4,184,219	94,219
Credit Suisse Group AG	Swiss Franc	69,034	Buy	07/12/13	72,000	73,092	1,092
Credit Suisse Group AG	Swiss Franc	382,814	Buy	07/12/13	400,000	405,320	5,320
Credit Suisse Group AG	Swiss Franc	3,826,816	Buy	07/12/13	3,948,000	4,051,799	103,799
Credit Suisse Group AG	South African Rand	21,909,508	Buy	08/23/13	2,166,833	2,199,186	32,353
Credit Suisse Group AG	Philippine Peso	25,962,148	Buy	07/12/13	628,000	600,890	(27,110)
Credit Suisse Group AG	South Korean Won	889,374,720	Buy	08/23/13	786,000	776,697	(9,303)
Credit Suisse Group AG	Mexican Peso	46,927,157	Buy	08/23/13	3,640,000	3,604,200	(35,800)
Credit Suisse Group AG	Hungarian Forint	91,802,900	Buy	09/20/13	400,917	401,882	965
Credit Suisse Group AG	Swiss Franc	2,348,076	Buy	07/12/13	2,531,629	2,486,122	(45,507)

See Accompanying Notes to Financial Statements

26

Credit Suisse Group AG	Japanese Yen	34,940,188	Buy	07/12/13	351,152	352,304	1,152
Credit Suisse Group AG	Norwegian Krone	73,783,396	Buy	07/12/13	12,898,949	12,142,440	(756,509)
Deutsche Bank AG	Indian Rupee	108,693,000	Buy	08/23/13	1,950,000	1,811,817	(138,183)
Deutsche Bank AG	Chinese Offshore Yuan	25,761,027	Buy	01/14/14	4,091,000	4,139,070	48,070
Deutsche Bank AG	Australian Dollar	1,298,540	Buy	07/12/13	1,202,000	1,186,681	(15,319)
Deutsche Bank AG	Australian Dollar	1,491,847	Buy	07/12/13	1,370,000	1,363,336	(6,664)
Deutsche Bank AG	Swedish Krona	16,613,875	Buy	07/12/13	2,534,000	2,476,830	(57,170)
Deutsche Bank AG	EU Euro	198,077	Buy	07/12/13	264,000	257,837	(6,163)
Deutsche Bank AG	Japanese Yen	58,368,110	Buy	07/12/13	619,000	588,529	(30,471)
Deutsche Bank AG	British Pound	1,086,964	Buy	07/12/13	1,704,000	1,653,110	(50,890)
Deutsche Bank AG	New Zealand Dollar	5,801,052	Buy	07/12/13	4,622,000	4,492,209	(129,791)
Deutsche Bank AG	Norwegian Krone	14,477,838	Buy	07/12/13	2,502,000	2,382,599	(119,401)
Deutsche Bank AG	Swedish Krona	15,739,914	Buy	07/12/13	2,390,000	2,346,539	(43,461)
Deutsche Bank AG	Japanese Yen	92,782,596	Buy	07/12/13	927,000	935,533	8,533
Deutsche Bank AG	Swedish Krona	16,433,209	Buy	07/12/13	2,474,000	2,449,896	(24,104)
Deutsche Bank AG	Philippine Peso	76,931,400	Buy	07/12/13	1,820,000	1,780,565	(39,435)
Deutsche Bank AG	Philippine Peso	76,986,000	Buy	07/12/13	1,820,000	1,781,829	(38,171)
Deutsche Bank AG	EU Euro	3,296,934	Buy	07/12/13	4,265,000	4,291,617	26,617
Deutsche Bank AG	EU Euro	5,805,442	Buy	07/12/13	7,455,000	7,556,939	101,939
Deutsche Bank AG	Swiss Franc	3,827,981	Buy	07/12/13	3,948,000	4,053,032	105,032
Deutsche Bank AG	Japanese Yen	314,596,411	Buy	07/12/13	3,083,000	3,172,096	89,096
Deutsche Bank AG	Norwegian Krone	9,012,013	Buy	07/12/13	1,546,000	1,483,095	(62,905)
Deutsche Bank AG	EU Euro	3,207,112	Buy	07/12/13	4,130,000	4,174,695	44,695
Deutsche Bank AG	Japanese Yen	160,881,406	Buy	07/12/13	1,573,000	1,622,177	49,177
Deutsche Bank AG	Brazilian Real	7,914,205	Buy	07/12/13	3,890,000	3,538,563	(351,437)
Deutsche Bank AG	Australian Dollar	1,984,858	Buy	07/12/13	1,967,000	1,813,878	(153,122)
Deutsche Bank AG	Australian Dollar	1,997,937	Buy	07/12/13	1,993,000	1,825,830	(167,170)
Deutsche Bank AG	EU Euro	1,840,857	Buy	07/12/13	2,407,000	2,396,242	(10,758)
Deutsche Bank AG	British Pound	544,042	Buy	07/12/13	841,000	827,407	(13,593)
Deutsche Bank AG	Australian Dollar	1,599,072	Buy	07/12/13	1,621,000	1,461,324	(159,676)
Deutsche Bank AG	Australian Dollar	1,192,310	Buy	07/12/13	1,224,000	1,089,602	(134,398)
Deutsche Bank AG	Philippine Peso	182,370,420	Buy	07/12/13	4,434,000	4,220,935	(213,065)
Deutsche Bank AG	Japanese Yen	86,628,072	Buy	07/12/13	889,000	873,476	(15,524)
Deutsche Bank AG	Japanese Yen	765,702,224	Buy	07/12/13	7,840,000	7,720,625	(119,375)
Deutsche Bank AG	Mexican Peso	23,103,460	Buy	08/23/13	1,787,000	1,774,442	(12,558)
Deutsche Bank AG	Japanese Yen	206,489,544	Buy	07/12/13	2,113,000	2,082,047	(30,953)
Deutsche Bank AG	South Korean Won	2,165,486,708	Buy	08/23/13	1,927,275	1,891,134	(36,141)
Deutsche Bank AG	South African Rand	18,139,427	Buy	08/23/13	1,792,000	1,820,761	28,761
Deutsche Bank AG	South African Rand	17,969,451	Buy	08/23/13	1,795,000	1,803,700	8,700
Deutsche Bank AG	South African Rand	16,210,308	Buy	08/23/13	1,652,000	1,627,124	(24,876)
Deutsche Bank AG	Indian Rupee	103,661,640	Buy	08/23/13	1,811,000	1,727,949	(83,051)
Deutsche Bank AG	Peruvian Nuevo Sol	9,206,573	Buy	08/23/13	3,357,000	3,293,900	(63,100)
Deutsche Bank AG	Russian Ruble	58,613,015	Buy	08/23/13	1,811,000	1,766,745	(44,255)
Deutsche Bank AG	New Zealand Dollar	1,896,033	Buy	07/12/13	1,590,000	1,468,247	(121,753)
Deutsche Bank AG	Japanese Yen	234,904,304	Buy	07/12/13	2,403,000	2,368,555	(34,445)
Deutsche Bank AG	Hungarian Forint	392,683,190	Buy	09/20/13	1,703,000	1,719,032	16,032
Deutsche Bank AG	Hungarian Forint	408,473,890	Buy	09/20/13	1,787,000	1,788,158	1,158
Deutsche Bank AG	Hungarian Forint	410,918,042	Buy	09/20/13	1,795,000	1,798,857	3,857
Deutsche Bank AG	Philippine Peso	450,007,510	Buy	07/12/13	11,043,129	10,415,354	(627,775)
Deutsche Bank AG	Colombian Peso	7,163,956,500	Buy	07/12/13	3,903,000	3,723,932	(179,068)
Deutsche Bank AG	Chinese Yuan	23,047,020	Buy	08/09/13	3,660,000	3,742,233	82,233
Goldman Sachs & Co.	Norwegian Krone	10,349,594	Buy	07/12/13	1,699,000	1,703,220	4,220
Goldman Sachs & Co.	EU Euro	2,722,978	Buy	07/12/13	3,575,000	3,544,498	(30,502)
Goldman Sachs & Co.	Canadian Dollar	3,782,122	Buy	07/12/13	3,679,000	3,595,322	(83,678)
Goldman Sachs & Co.	British Pound	2,369,785	Buy	07/12/13	3,653,000	3,604,090	(48,910)
Goldman Sachs & Co.	EU Euro	3,101,553	Buy	07/12/13	3,987,000	4,037,289	50,289
Goldman Sachs & Co.	Japanese Yen	159,438,825	Buy	07/12/13	1,546,000	1,607,632	61,632
Goldman Sachs & Co.	EU Euro	2,154,933	Buy	07/12/13	2,790,000	2,805,074	15,074
Goldman Sachs & Co.	Australian Dollar	1,163,044	Buy	07/12/13	1,178,000	1,062,857	(115,143)

See Accompanying Notes to Financial Statements

27

Goldman Sachs & Co.	South African Rand	8,277,990	Buy	08/23/13	830,273	830,911	638
Goldman Sachs & Co.	Japanese Yen	169,773,168	Buy	07/12/13	1,744,000	1,711,834	(32,166)
Goldman Sachs & Co.	Norwegian Krone	20,404,795	Buy	07/12/13	3,502,000	3,357,991	(144,009)
Goldman Sachs & Co.	Swedish Krona	11,630,840	Buy	07/12/13	1,760,000	1,733,949	(26,051)
Goldman Sachs & Co.	Norwegian Krone	10,164,270	Buy	07/12/13	1,718,000	1,672,721	(45,279)
Goldman Sachs & Co.	Norwegian Krone	9,631,858	Buy	07/12/13	1,640,000	1,585,103	(54,897)
Goldman Sachs & Co.	Australian Dollar	3,866,331	Buy	07/12/13	4,038,000	3,533,277	(504,723)
Goldman Sachs & Co.	EU Euro	1,400,302	Buy	07/12/13	1,835,000	1,822,771	(12,229)
Goldman Sachs & Co.	Chilean Peso	1,854,189,285	Buy	07/12/13	3,897,403	3,642,976	(254,427)
Goldman Sachs & Co.	Japanese Yen	46,944,869	Buy	07/12/13	470,000	473,348	3,348
HSBC	EU Euro	4,412,206	Buy	07/12/13	5,733,000	5,743,365	10,365
HSBC	Philippine Peso	19,011,758	Buy	07/12/13	465,000	440,024	(24,976)
JPMorgan Chase & Co.	Norwegian Krone	10,338,090	Buy	07/12/13	1,699,000	1,701,326	2,326
JPMorgan Chase & Co.	British Pound	354,151	Buy	07/12/13	540,000	538,610	(1,390)
JPMorgan Chase & Co.	EU Euro	235,526	Buy	07/12/13	307,000	306,584	(416)
JPMorgan Chase & Co.	Canadian Dollar	1,570,449	Buy	07/12/13	1,493,000	1,492,884	(116)
JPMorgan Chase & Co.	EU Euro	2,624,770	Buy	07/12/13	3,437,361	3,416,660	(20,701)
JPMorgan Chase & Co.	Norwegian Krone	34,127,464	Buy	07/12/13	5,591,000	5,616,313	25,313
JPMorgan Chase & Co.	New Zealand Dollar	1,338,330	Buy	07/12/13	1,035,000	1,036,373	1,373
JPMorgan Chase & Co.	Swiss Franc	283,282	Buy	07/12/13	304,000	299,937	(4,063)
JPMorgan Chase & Co.	EU Euro	2,337,400	Buy	07/12/13	3,088,000	3,042,592	(45,408)
JPMorgan Chase & Co.	Swiss Franc	519,103	Buy	07/12/13	563,000	549,622	(13,378)
JPMorgan Chase & Co.	Colombian Peso	8,462,392,000	Buy	07/12/13	4,468,000	4,398,878	(69,122)
JPMorgan Chase & Co.	Brazilian Real	9,994,126	Buy	07/12/13	4,639,798	4,468,527	(171,271)
JPMorgan Chase & Co.	Philippine Peso	80,210,900	Buy	07/12/13	1,894,000	1,856,469	(37,531)
JPMorgan Chase & Co.	Philippine Peso	80,343,480	Buy	07/12/13	1,894,000	1,859,537	(34,463)
JPMorgan Chase & Co.	British Pound	2,059,340	Buy	07/12/13	3,108,796	3,131,949	23,153
JPMorgan Chase & Co.	Mexican Peso	23,049,638	Buy	08/23/13	1,776,000	1,770,308	(5,692)
JPMorgan Chase & Co.	British Pound	2,527,162	Buy	07/12/13	3,938,000	3,843,436	(94,564)
JPMorgan Chase & Co.	Mexican Peso	22,712,333	Buy	08/23/13	1,755,000	1,744,401	(10,599)
JPMorgan Chase & Co.	Mexican Peso	23,128,784	Buy	08/23/13	1,787,000	1,776,387	(10,613)
JPMorgan Chase & Co.	New Zealand Dollar	2,472,918	Buy	07/12/13	2,110,000	1,914,974	(195,026)
JPMorgan Chase & Co.	Australian Dollar	532,112	Buy	07/12/13	548,000	486,275	(61,725)
JPMorgan Chase & Co.	Indonesian Rupiah	3,524,186,352	Buy	08/23/13	337,987	352,888	14,901
JPMorgan Chase & Co.	Japanese Yen	165,183,490	Buy	07/12/13	1,686,000	1,665,556	(20,444)
JPMorgan Chase & Co.	Indonesian Rupiah	3,524,186,352	Buy	08/23/13	348,240	352,888	4,648

See Accompanying Notes to Financial Statements

28

JPMorgan Chase & Co.	Malaysian Ringgit	5,590,144	Buy	08/23/13	1,792,000	1,763,031	(28,969)
JPMorgan Chase & Co.	Russian Ruble	153,928	Buy	08/23/13	4,712	4,640	(72)
JPMorgan Chase & Co.	Malaysian Ringgit	5,566,208	Buy	08/23/13	1,797,000	1,755,482	(41,518)
JPMorgan Chase & Co.	Malaysian Ringgit	5,610,478	Buy	08/23/13	1,811,000	1,769,444	(41,556)
JPMorgan Chase & Co.	Malaysian Ringgit	5,618,628	Buy	08/23/13	1,811,000	1,772,014	(38,986)
JPMorgan Chase & Co.	Russian Ruble	58,613,015	Buy	08/23/13	1,811,000	1,766,745	(44,255)
JPMorgan Chase & Co.	Swedish Krona	26,151,254	Buy	07/12/13	3,994,000	3,898,682	(95,318)
JPMorgan Chase & Co.	Australian Dollar	1,336,214	Buy	07/12/13	1,366,000	1,221,110	(144,890)
JPMorgan Chase & Co.	Norwegian Krone	22,919,951	Buy	07/12/13	3,933,000	3,771,907	(161,093)
JPMorgan Chase & Co.	British Pound	4,043,781	Buy	07/12/13	6,188,000	6,149,988	(38,012)
JPMorgan Chase & Co.	Japanese Yen	76,965,517	Buy	07/12/13	778,000	776,048	(1,952)
JPMorgan Chase & Co.	Danish Krone	6,741,468	Buy	07/12/13	1,188,866	1,176,624	(12,242)
JPMorgan Chase & Co.	Australian Dollar	1,602,879	Buy	07/12/13	1,678,000	1,464,804	(213,196)
JPMorgan Chase & Co.	British Pound	1,475,304	Buy	07/12/13	2,259,000	2,243,717	(15,283)
JPMorgan Chase & Co.	Taiwan New Dollar	36,705,486	Buy	07/12/13	1,242,779	1,224,795	(17,984)
UBS Warburg LLC	Swedish Krona	15,870,388	Buy	07/12/13	2,422,000	2,365,990	(56,010)
UBS Warburg LLC	Japanese Yen	318,996,153	Buy	07/12/13	3,211,000	3,216,459	5,459
UBS Warburg LLC	Norwegian Krone	8,384,543	Buy	07/12/13	1,437,000	1,379,834	(57,166)
UBS Warburg LLC	Japanese Yen	60,747,662	Buy	07/12/13	620,000	612,523	(7,477)
UBS Warburg LLC	EU Euro	7,000,476	Buy	07/12/13	9,156,000	9,112,514	(43,486)
UBS Warburg LLC	EU Euro	1,661,268	Buy	07/12/13	2,171,000	2,162,471	(8,529)
							$(19,183,191)

Barclays Bank PLC	British Pound	1,117,844	Sell	07/12/13	$1,699,000	$1,700,074	$(1,074)
Barclays Bank PLC	Norwegian Krone	3,634,650	Sell	07/12/13	601,000	598,150	2,850
Barclays Bank PLC	Philippine Peso	30,693,924	Sell	07/12/13	708,000	710,406	(2,406)
Barclays Bank PLC	Australian Dollar	1,192,420	Sell	07/12/13	1,104,000	1,089,703	14,297
Barclays Bank PLC	Brazilian Real	2,911,522	Sell	07/12/13	1,292,000	1,301,786	(9,786)
Barclays Bank PLC	Australian Dollar	4,124,711	Sell	07/12/13	3,830,000	3,769,399	60,601
Barclays Bank PLC	British Pound	914,615	Sell	07/12/13	1,436,000	1,390,993	45,007
Barclays Bank PLC	Colombian Peso	7,015,920,000	Sell	07/12/13	3,720,000	3,646,980	73,020
Barclays Bank PLC	Swiss Franc	1,557,171	Sell	07/12/13	1,693,000	1,648,718	44,282
Barclays Bank PLC	Swiss Franc	1,641,956	Sell	07/12/13	1,766,000	1,738,489	27,511
Barclays Bank PLC	Swiss Franc	1,633,121	Sell	07/12/13	1,766,000	1,729,134	36,866
Barclays Bank PLC	Swiss Franc	1,744,234	Sell	07/12/13	1,866,000	1,846,780	19,220
Barclays Bank PLC	British Pound	1,536,304	Sell	07/12/13	2,392,000	2,336,489	55,511
Barclays Bank PLC	Chilean Peso	3,406,726,000	Sell	07/12/13	6,730,000	6,693,287	36,713
Barclays Bank PLC	British Pound	1,900,772	Sell	07/12/13	2,883,000	2,890,791	(7,791)
Barclays Bank PLC	EU Euro	840,061	Sell	07/12/13	1,086,000	1,093,507	(7,507)
Barclays Bank PLC	New Zealand Dollar	4,193,145	Sell	07/12/13	3,385,000	3,247,080	137,920
Barclays Bank PLC	Japanese Yen	193,756,679	Sell	07/12/13	1,899,000	1,953,661	(54,661)
Barclays Bank PLC	Swiss Franc	3,817,434	Sell	07/12/13	3,966,000	4,041,865	(75,865)
Barclays Bank PLC	Swiss Franc	2,073,847	Sell	07/12/13	2,150,000	2,195,771	(45,771)
Barclays Bank PLC	Thai Baht	63,037,480	Sell	08/23/13	2,024,000	2,026,692	(2,692)
Barclays Bank PLC	Swiss Franc	3,727,152	Sell	07/12/13	3,900,000	3,946,276	(46,276)
Barclays Bank PLC	British Pound	135,454	Sell	07/12/13	207,000	206,005	995
Barclays Bank PLC	Australian Dollar	3,908,392	Sell	07/12/13	3,978,000	3,571,714	406,286
Barclays Bank PLC	Australian Dollar	3,949,713	Sell	07/12/13	3,968,000	3,609,476	358,524
Barclays Bank PLC	Mexican Peso	22,963,795	Sell	08/23/13	1,787,000	1,763,715	23,285
Barclays Bank PLC	Thai Baht	79,426,137	Sell	08/23/13	2,549,796	2,553,597	(3,801)
Barclays Bank PLC	Swedish Krona	15,825,266	Sell	07/12/13	2,418,000	2,359,263	58,737
Barclays Bank PLC	South African Rand	18,034,796	Sell	08/23/13	1,792,000	1,810,259	(18,259)
Barclays Bank PLC	EU Euro	2,238,595	Sell	07/12/13	2,915,000	2,913,977	1,023
Barclays Bank PLC	British Pound	5,164,054	Sell	07/12/13	7,866,000	7,853,755	12,245
Citigroup, Inc.	EU Euro	2,880,014	Sell	07/12/13	3,745,876	3,748,912	(3,036)

See Accompanying Notes to Financial Statements

29

Citigroup, Inc.	Norwegian Krone	3,858,910	Sell	07/12/13	633,000	635,056	(2,056)
Citigroup, Inc.	Swedish Krona	6,653,983	Sell	07/12/13	990,000	991,989	(1,989)
Citigroup, Inc.	Norwegian Krone	6,798,336	Sell	07/12/13	1,113,000	1,118,794	(5,794)
Citigroup, Inc.	Japanese Yen	126,424,447	Sell	07/12/13	1,294,000	1,274,746	19,254
Citigroup, Inc.	EU Euro	966,971	Sell	07/12/13	1,266,000	1,258,705	7,295
Citigroup, Inc.	EU Euro	2,600,472	Sell	07/12/13	3,406,000	3,385,033	20,967
Citigroup, Inc.	New Zealand Dollar	1,418,748	Sell	07/12/13	1,098,000	1,098,647	(647)
Citigroup, Inc.	Norwegian Krone	15,980,688	Sell	07/12/13	2,593,000	2,629,921	(36,921)
Citigroup, Inc.	Canadian Dollar	2,685,679	Sell	07/12/13	2,568,000	2,553,032	14,968
Citigroup, Inc.	British Pound	744,773	Sell	07/12/13	1,149,000	1,132,689	16,311
Citigroup, Inc.	Japanese Yen	31,341,830	Sell	07/12/13	321,000	316,022	4,978
Citigroup, Inc.	EU Euro	3,535,820	Sell	07/12/13	4,646,000	4,602,574	43,426
Citigroup, Inc.	British Pound	518,950	Sell	07/12/13	803,000	789,246	13,754
Citigroup, Inc.	British Pound	1,155,643	Sell	07/12/13	1,791,000	1,757,560	33,440
Citigroup, Inc.	Australian Dollar	4,071,211	Sell	07/12/13	3,846,000	3,720,508	125,492
Citigroup, Inc.	Swedish Krona	2,645	Sell	07/12/13	411	395	16
Citigroup, Inc.	British Pound	1,008,329	Sell	07/12/13	1,578,000	1,533,517	44,483
Citigroup, Inc.	EU Euro	1,551,729	Sell	07/12/13	2,081,000	2,019,884	61,116
Citigroup, Inc.	Japanese Yen	363,543,331	Sell	07/12/13	3,834,000	3,665,631	168,369
Citigroup, Inc.	New Zealand Dollar	1,076,577	Sell	07/12/13	866,000	833,678	32,322
Citigroup, Inc.	Australian Dollar	1,774,447	Sell	07/12/13	1,682,000	1,621,592	60,408
Citigroup, Inc.	British Pound	1,093,456	Sell	07/12/13	1,713,000	1,662,983	50,017
Citigroup, Inc.	Australian Dollar	3,097,565	Sell	07/12/13	2,926,000	2,830,734	95,266
Citigroup, Inc.	Brazilian Real	3,844,736	Sell	07/12/13	1,792,000	1,719,041	72,959
Citigroup, Inc.	Swiss Franc	1,819,178	Sell	07/12/13	1,956,000	1,926,129	29,871
Citigroup, Inc.	British Pound	2,327,938	Sell	07/12/13	3,630,000	3,540,446	89,554
Citigroup, Inc.	Brazilian Real	3,792,835	Sell	07/12/13	1,795,000	1,695,835	99,165
Citigroup, Inc.	Norwegian Krone	10,756,568	Sell	07/12/13	1,846,000	1,770,195	75,805
Citigroup, Inc.	Swedish Krona	16,316,573	Sell	07/12/13	2,483,000	2,432,508	50,492
Citigroup, Inc.	Norwegian Krone	37,460,630	Sell	07/12/13	6,437,000	6,164,848	272,152
Citigroup, Inc.	Canadian Dollar	4,705,957	Sell	07/12/13	4,543,000	4,473,528	69,472
Citigroup, Inc.	Philippine Peso	75,312,270	Sell	07/12/13	1,797,000	1,743,091	53,909
Citigroup, Inc.	Japanese Yen	91,940,635	Sell	07/12/13	912,000	927,043	(15,043)
Citigroup, Inc.	Canadian Dollar	1,827,320	Sell	07/12/13	1,763,000	1,737,067	25,933
Citigroup, Inc.	EU Euro	3,259,353	Sell	07/12/13	4,227,000	4,242,698	(15,698)
Citigroup, Inc.	EU Euro	1,487,410	Sell	07/12/13	1,928,000	1,936,160	(8,160)
Citigroup, Inc.	Canadian Dollar	5,527,971	Sell	07/12/13	5,334,000	5,254,942	79,058
Citigroup, Inc.	Swedish Krona	15,869,537	Sell	07/12/13	2,382,000	2,365,863	16,137
Citigroup, Inc.	Japanese Yen	83,490,015	Sell	07/12/13	826,000	841,835	(15,835)
Citigroup, Inc.	EU Euro	2,880,531	Sell	07/12/13	3,724,000	3,749,585	(25,585)
Citigroup, Inc.	Canadian Dollar	4,994,971	Sell	07/12/13	4,803,000	4,748,268	54,732
Citigroup, Inc.	British Pound	2,039,437	Sell	07/12/13	3,067,453	3,101,679	(34,226)
Citigroup, Inc.	Norwegian Krone	15,760,518	Sell	07/12/13	2,698,000	2,593,688	104,312
Citigroup, Inc.	Australian Dollar	1,382,392	Sell	07/12/13	1,332,000	1,263,310	68,690
Citigroup, Inc.	Canadian Dollar	5,470,768	Sell	07/12/13	5,304,000	5,200,565	103,435
Citigroup, Inc.	New Zealand Dollar	494,501	Sell	07/12/13	402,000	382,931	19,069
Citigroup, Inc.	EU Euro	1,158,671	Sell	07/12/13	1,488,000	1,508,241	(20,241)
Citigroup, Inc.	New Zealand Dollar	2,741,877	Sell	07/12/13	2,232,000	2,123,250	108,750
Citigroup, Inc.	Norwegian Krone	2,046,736	Sell	07/12/13	350,000	336,829	13,171
Citigroup, Inc.	New Zealand Dollar	1,045,844	Sell	07/12/13	841,000	809,879	31,121
Citigroup, Inc.	Swedish Krona	9,833,605	Sell	07/12/13	1,466,000	1,466,014	(14)
Citigroup, Inc.	Canadian Dollar	4,213,363	Sell	07/12/13	4,093,000	4,005,263	87,737
Citigroup, Inc.	Canadian Dollar	3,720,412	Sell	07/12/13	3,653,000	3,536,660	116,340
Citigroup, Inc.	Czech Koruna	11,260,742	Sell	08/23/13	568,000	563,590	4,410
Citigroup, Inc.	Brazilian Real	7,873,360	Sell	07/12/13	3,890,000	3,520,301	369,699
Citigroup, Inc.	Indian Rupee	110,607,011	Sell	08/23/13	1,835,000	1,843,722	(8,722)
Citigroup, Inc.	South Korean Won	2,849,582,360	Sell	08/23/13	2,467,000	2,488,560	(21,560)
Citigroup, Inc.	Polish Zloty	3,229,404	Sell	08/23/13	978,000	968,646	9,354
Citigroup, Inc.	Hong Kong Sar Dollar	15,168,103	Sell	08/23/13	1,956,000	1,956,046	(46)
Citigroup, Inc.	New Zealand Dollar	2,437,881	Sell	07/12/13	2,017,000	1,887,842	129,158
Citigroup, Inc.	Mexican Peso	23,765,899	Sell	08/23/13	1,771,000	1,825,320	(54,320)
Citigroup, Inc.	Mexican Peso	19,758,149	Sell	08/23/13	1,476,000	1,517,508	(41,508)
Citigroup, Inc.	Mexican Peso	23,426,034	Sell	08/23/13	1,751,000	1,799,217	(48,217)
Citigroup, Inc.	Mexican Peso	23,479,600	Sell	08/23/13	1,751,000	1,803,331	(52,331)
Citigroup, Inc.	British Pound	2,557,023	Sell	07/12/13	3,982,000	3,888,850	93,150
Citigroup, Inc.	Norwegian Krone	4,496,194	Sell	07/12/13	780,000	739,933	40,067
Citigroup, Inc.	British Pound	1,108,546	Sell	07/12/13	1,723,000	1,685,933	37,067
Citigroup, Inc.	EU Euro	1,477,951	Sell	07/12/13	1,945,558	1,923,847	21,711
Citigroup, Inc.	Japanese Yen	776,813,664	Sell	07/12/13	7,824,000	7,832,662	(8,662)
Citigroup, Inc.	Mexican Peso	22,643,400	Sell	08/23/13	1,755,000	1,739,107	15,893

See Accompanying Notes to Financial Statements

30

Citigroup, Inc.	Mexican Peso	22,643,575	Sell	08/23/13	1,755,000	1,739,121	15,879
Citigroup, Inc.	Brazilian Real	1,589,717	Sell	07/12/13	784,000	710,787	73,213
Citigroup, Inc.	EU Euro	6,912,971	Sell	07/12/13	9,053,496	8,998,608	54,888
Citigroup, Inc.	Mexican Peso	23,046,519	Sell	08/23/13	1,787,000	1,770,068	16,932
Citigroup, Inc.	Mexican Peso	23,051,523	Sell	08/23/13	1,787,000	1,770,453	16,547
Citigroup, Inc.	Indonesian Rupiah	3,524,186,352	Sell	08/23/13	337,178	352,887	(15,709)
Citigroup, Inc.	Norwegian Krone	1,777,630	Sell	07/12/13	303,000	292,542	10,458
Citigroup, Inc.	Singapore Dollar	293,363	Sell	08/23/13	235,220	231,470	3,750
Citigroup, Inc.	Canadian Dollar	1,172,609	Sell	07/12/13	1,148,000	1,114,693	33,307
Citigroup, Inc.	British Pound	925,063	Sell	07/12/13	1,411,000	1,406,883	4,117
Citigroup, Inc.	Turkish Lira	3,413,322	Sell	08/23/13	1,795,000	1,754,885	40,115
Citigroup, Inc.	Malaysian Ringgit	5,558,218	Sell	08/23/13	1,795,000	1,752,962	42,038
Citigroup, Inc.	Mexican Peso	23,052,831	Sell	08/23/13	1,797,000	1,770,553	26,447
Citigroup, Inc.	Polish Zloty	860,457	Sell	08/23/13	263,737	258,091	5,646
Citigroup, Inc.	British Pound	1,066,963	Sell	07/12/13	1,628,000	1,622,692	5,308
Citigroup, Inc.	Singapore Dollar	2,263,699	Sell	08/23/13	1,811,000	1,786,110	24,890
Citigroup, Inc.	Polish Zloty	5,947,914	Sell	08/23/13	1,811,000	1,784,051	26,949
Citigroup, Inc.	South African Rand	6,088,004	Sell	08/23/13	613,097	611,089	2,008
Citigroup, Inc.	Canadian Dollar	5,077,582	Sell	07/12/13	4,938,000	4,826,799	111,201
Citigroup, Inc.	British Pound	2,205,829	Sell	07/12/13	3,370,000	3,354,738	15,262
Citigroup, Inc.	Japanese Yen	483,625,356	Sell	07/12/13	4,937,875	4,876,425	61,450
Citigroup, Inc.	EU Euro	1,958,247	Sell	07/12/13	2,571,000	2,549,048	21,952
Citigroup, Inc.	Norwegian Krone	8,068,635	Sell	07/12/13	1,385,000	1,327,845	57,155
Citigroup, Inc.	Canadian Dollar	4,936,679	Sell	07/12/13	4,794,000	4,692,855	101,145
Citigroup, Inc.	Australian Dollar	3,966,091	Sell	07/12/13	4,090,000	3,624,444	465,556
Citigroup, Inc.	Canadian Dollar	4,971,101	Sell	07/12/13	4,857,000	4,725,576	131,424
Citigroup, Inc.	Swedish Krona	18,322,942	Sell	07/12/13	2,863,000	2,731,622	131,378
Citigroup, Inc.	Hungarian Forint	392,694,940	Sell	09/20/13	1,703,000	1,719,083	(16,083)
Citigroup, Inc.	New Zealand Dollar	2,870,744	Sell	07/12/13	2,449,000	2,223,042	225,958
Citigroup, Inc.	Japanese Yen	388,485,585	Sell	07/12/13	3,959,000	3,917,125	41,875
Citigroup, Inc.	Hungarian Forint	505,227,885	Sell	09/20/13	2,201,000	2,211,713	(10,713)
Citigroup, Inc.	British Pound	2,037,392	Sell	07/12/13	3,134,000	3,098,570	35,430
Citigroup, Inc.	Colombian Peso	7,112,816,160	Sell	07/12/13	3,856,000	3,697,349	158,651
Citigroup, Inc.	Colombian Peso	679,560,500	Sell	07/12/13	370,000	353,246	16,754
Citigroup, Inc.	Hungarian Forint	15,050,001	Sell	09/20/13	66,691	65,883	808
Credit Suisse Group AG	British Pound	4,254,726	Sell	07/12/13	6,561,000	6,470,804	90,196
Credit Suisse Group AG	British Pound	1,155,646	Sell	07/12/13	1,791,000	1,757,565	33,435
Credit Suisse Group AG	Norwegian Krone	5,464,134	Sell	07/12/13	926,000	899,226	26,774
Credit Suisse Group AG	Swedish Krona	26,684,775	Sell	07/12/13	4,007,062	3,978,221	28,841
Credit Suisse Group AG	Japanese Yen	387,423,430	Sell	07/12/13	3,961,000	3,906,415	54,585
Credit Suisse Group AG	Swedish Krona	108,966	Sell	07/12/13	17,000	16,245	755
Deutsche Bank AG	Chinese Offshore Yuan	21,010,672	Sell	01/14/14	3,369,957	3,375,822	(5,865)
Deutsche Bank AG	Australian Dollar	1,991,638	Sell	07/12/13	1,845,000	1,820,074	24,926
Deutsche Bank AG	Canadian Dollar	1,676,742	Sell	07/12/13	1,595,000	1,593,927	1,073
Deutsche Bank AG	EU Euro	3,262,950	Sell	07/12/13	4,315,000	4,247,379	67,621
Deutsche Bank AG	Brazilian Real	18,777	Sell	07/12/13	8,700	8,396	304
Deutsche Bank AG	Canadian Dollar	2,410,660	Sell	07/12/13	2,370,000	2,291,596	78,404
Deutsche Bank AG	EU Euro	2,704,721	Sell	07/12/13	3,590,000	3,520,733	69,267
Deutsche Bank AG	EU Euro	2,696,833	Sell	07/12/13	3,575,000	3,510,465	64,535
Deutsche Bank AG	Australian Dollar	1,912,211	Sell	07/12/13	1,798,000	1,747,489	50,511
Deutsche Bank AG	EU Euro	4,756,931	Sell	07/12/13	6,285,000	6,192,093	92,907
Deutsche Bank AG	Brazilian Real	3,794,630	Sell	07/12/13	1,795,000	1,696,638	98,362
Deutsche Bank AG	New Zealand Dollar	1,743,715	Sell	07/12/13	1,391,000	1,350,295	40,705
Deutsche Bank AG	Australian Dollar	3,041,966	Sell	07/12/13	2,922,000	2,779,925	142,075
Deutsche Bank AG	Brazilian Real	1,658,157	Sell	07/12/13	776,000	741,387	34,613
Deutsche Bank AG	Colombian Peso	1,928,515,770	Sell	07/12/13	1,007,000	1,002,471	4,529
Deutsche Bank AG	Chilean Peso	182,599,650	Sell	07/12/13	369,000	358,758	10,242
Deutsche Bank AG	Philippine Peso	186,932,550	Sell	07/12/13	4,385,000	4,326,525	58,475
Deutsche Bank AG	Australian Dollar	1,708,222	Sell	07/12/13	1,641,000	1,561,072	79,928
Deutsche Bank AG	Swiss Franc	7,730,934	Sell	07/12/13	7,952,000	8,185,445	(233,445)
Deutsche Bank AG	EU Euro	6,397,194	Sell	07/12/13	8,216,000	8,327,223	(111,223)
Deutsche Bank AG	New Zealand Dollar	889,415	Sell	07/12/13	715,000	688,744	26,256
Deutsche Bank AG	New Zealand Dollar	4,642,482	Sell	07/12/13	3,776,000	3,595,037	180,963
Deutsche Bank AG	Swedish Krona	18,974,939	Sell	07/12/13	2,838,000	2,828,823	9,177

See Accompanying Notes to Financial Statements

31

Deutsche Bank AG	Australian Dollar	3,557,973	Sell	07/12/13	3,499,000	3,251,482	247,518
Deutsche Bank AG	Swedish Krona	15,751,534	Sell	07/12/13	2,360,000	2,348,271	11,729
Deutsche Bank AG	Swiss Franc	1,709,271	Sell	07/12/13	1,772,000	1,809,761	(37,761)
Deutsche Bank AG	Malaysian Ringgit	10,759,870	Sell	08/23/13	3,373,000	3,393,470	(20,470)
Deutsche Bank AG	Japanese Yen	258,732,987	Sell	07/12/13	2,539,000	2,608,821	(69,821)
Deutsche Bank AG	Japanese Yen	260,844,720	Sell	07/12/13	2,570,000	2,630,114	(60,114)
Deutsche Bank AG	Australian Dollar	3,239,183	Sell	07/12/13	3,266,000	2,960,153	305,847
Deutsche Bank AG	Mexican Peso	23,457,301	Sell	08/23/13	1,751,000	1,801,618	(50,618)
Deutsche Bank AG	Japanese Yen	145,335,372	Sell	07/12/13	1,470,000	1,465,426	4,574
Deutsche Bank AG	EU Euro	4,922,510	Sell	07/12/13	6,482,350	6,407,627	74,723
Deutsche Bank AG	Japanese Yen	113,205,435	Sell	07/12/13	1,144,000	1,141,458	2,542
Deutsche Bank AG	Japanese Yen	121,784,928	Sell	07/12/13	1,229,000	1,227,965	1,035
Deutsche Bank AG	Norwegian Krone	10,844,874	Sell	07/12/13	1,875,000	1,784,727	90,273
Deutsche Bank AG	Colombian Peso	6,310,432,000	Sell	07/12/13	3,424,000	3,280,257	143,743
Deutsche Bank AG	EU Euro	327,142	Sell	07/12/13	432,000	425,840	6,160
Deutsche Bank AG	Australian Dollar	1,135,347	Sell	07/12/13	1,161,000	1,037,546	123,454
Deutsche Bank AG	South African Rand	18,006,459	Sell	08/23/13	1,787,000	1,807,415	(20,415)
Deutsche Bank AG	South African Rand	16,367,403	Sell	08/23/13	1,613,000	1,642,893	(29,893)
Deutsche Bank AG	Australian Dollar	1,173,129	Sell	07/12/13	1,209,000	1,072,073	136,927
Deutsche Bank AG	South African Rand	52,186,554	Sell	08/23/13	5,106,821	5,238,272	(131,451)
Deutsche Bank AG	Malaysian Ringgit	296,428	Sell	08/23/13	94,017	93,487	530
Deutsche Bank AG	Peruvian Nuevo Sol	1,384,161	Sell	08/23/13	500,239	495,221	5,018
Deutsche Bank AG	Mexican Peso	16,441,489	Sell	08/23/13	1,275,523	1,262,775	12,748
Deutsche Bank AG	British Pound	2,625,301	Sell	07/12/13	4,028,000	3,992,692	35,308
Deutsche Bank AG	EU Euro	5,768,832	Sell	07/12/13	7,509,000	7,509,284	(284)
Deutsche Bank AG	Turkish Lira	3,412,245	Sell	08/23/13	1,795,000	1,754,331	40,669
Deutsche Bank AG	Polish Zloty	5,863,989	Sell	08/23/13	1,795,000	1,758,878	36,122
Deutsche Bank AG	Mexican Peso	23,051,747	Sell	08/23/13	1,797,000	1,770,470	26,530
Deutsche Bank AG	Hungarian Forint	505,214,018	Sell	09/20/13	2,201,000	2,211,653	(10,653)
Deutsche Bank AG	Philippine Peso	201,048,400	Sell	07/12/13	4,868,000	4,653,234	214,766
Deutsche Bank AG	Hungarian Forint	236,902,909	Sell	09/20/13	1,052,553	1,037,079	15,474
Deutsche Bank AG	Hungarian Forint	405,982,510	Sell	09/20/13	1,795,000	1,777,251	17,749
Deutsche Bank AG	Brazilian Real	5,496,953	Sell	07/12/13	2,693,265	2,457,773	235,492
Deutsche Bank AG	Hungarian Forint	1,035,403,122	Sell	09/20/13	4,535,547	4,532,638	2,909
Deutsche Bank AG	Philippine Peso	187,999,125	Sell	07/12/13	4,605,000	4,351,211	253,789
Deutsche Bank AG	Philippine Peso	131,958,080	Sell	07/12/13	3,247,000	3,054,149	192,851
Deutsche Bank AG	Colombian Peso	810,269,383	Sell	07/12/13	445,891	421,190	24,701
Goldman Sachs & Co.	British Pound	1,118,580	Sell	07/12/13	1,699,000	1,701,193	(2,193)
Goldman Sachs & Co.	Australian Dollar	4,195,496	Sell	07/12/13	3,902,000	3,834,087	67,913
Goldman Sachs & Co.	British Pound	2,378,709	Sell	07/12/13	3,660,000	3,617,661	42,339
Goldman Sachs & Co.	Norwegian Krone	27,095,776	Sell	07/12/13	4,587,000	4,459,117	127,883
Goldman Sachs & Co.	Norwegian Krone	16,969,273	Sell	07/12/13	2,906,000	2,792,612	113,388
Goldman Sachs & Co.	Norwegian Krone	13,320,249	Sell	07/12/13	2,296,000	2,192,096	103,904
Goldman Sachs & Co.	Swedish Krona	9,546,432	Sell	07/12/13	1,432,000	1,423,202	8,798
Goldman Sachs & Co.	British Pound	4,264,803	Sell	07/12/13	6,525,000	6,486,130	38,870
Goldman Sachs & Co.	Swedish Krona	9,404,741	Sell	07/12/13	1,413,000	1,402,078	10,922
Goldman Sachs & Co.	British Pound	1,410,428	Sell	07/12/13	2,150,000	2,145,051	4,949
Goldman Sachs & Co.	British Pound	1,250,280	Sell	07/12/13	1,900,000	1,901,489	(1,489)
Goldman Sachs & Co.	Norwegian Krone	9,253,548	Sell	07/12/13	1,579,000	1,522,845	56,155
Goldman Sachs & Co.	Australian Dollar	4,051,231	Sell	07/12/13	3,995,000	3,702,249	292,751
Goldman Sachs & Co.	Norwegian Krone	16,319,226	Sell	07/12/13	2,794,000	2,685,634	108,366
Goldman Sachs & Co.	Norwegian Krone	16,027,797	Sell	07/12/13	2,757,000	2,637,674	119,326
Goldman Sachs & Co.	Norwegian Krone	19,378,308	Sell	07/12/13	3,338,000	3,189,064	148,936

See Accompanying Notes to Financial Statements

32

Goldman Sachs & Co.	South African Rand	18,019,466	Sell	08/23/13	1,787,000	1,808,720	(21,720)
Goldman Sachs & Co.	EU Euro	2,771,601	Sell	07/12/13	3,631,000	3,607,791	23,209
Goldman Sachs & Co.	Canadian Dollar	1,235,967	Sell	07/12/13	1,213,000	1,174,922	38,078
Goldman Sachs & Co.	British Pound	2,593,983	Sell	07/12/13	3,980,000	3,945,061	34,939
Goldman Sachs & Co.	South African Rand	3,975,560	Sell	08/23/13	394,000	399,050	(5,050)
Goldman Sachs & Co.	Polish Zloty	5,949,894	Sell	08/23/13	1,811,000	1,784,645	26,355
Goldman Sachs & Co.	British Pound	3,839,281	Sell	07/12/13	5,846,000	5,838,974	7,026
Goldman Sachs & Co.	Norwegian Krone	9,514,806	Sell	07/12/13	1,657,000	1,565,839	91,161
HSBC	British Pound	1,199,617	Sell	07/12/13	1,878,000	1,824,438	53,562
HSBC	Philippine Peso	159,684,230	Sell	07/12/13	3,922,000	3,695,867	226,133
HSBC	Chinese Yuan	4,054,109	Sell	08/09/13	655,000	658,281	(3,281)
HSBC	Philippine Peso	19,107,912	Sell	07/12/13	467,000	442,250	24,750
JPMorgan Chase & Co.	British Pound	1,117,043	Sell	07/12/13	1,699,000	1,698,856	144
JPMorgan Chase & Co.	Brazilian Real	7,950,107	Sell	07/12/13	3,605,000	3,554,615	50,385
JPMorgan Chase & Co.	Colombian Peso	2,023,487,000	Sell	07/12/13	1,046,000	1,051,839	(5,839)
JPMorgan Chase & Co.	Taiwan New Dollar	37,498,656	Sell	07/12/13	1,248,000	1,251,262	(3,262)
JPMorgan Chase & Co.	Philippine Peso	75,312,270	Sell	07/12/13	1,797,000	1,743,091	53,909
JPMorgan Chase & Co.	EU Euro	554,202	Sell	07/12/13	715,901	721,404	(5,503)
JPMorgan Chase & Co.	Chinese Yuan	16,118,281	Sell	08/09/13	2,597,000	2,617,187	(20,187)
JPMorgan Chase & Co.	Singapore Dollar	1,238,554	Sell	08/23/13	978,000	977,247	753
JPMorgan Chase & Co.	Peruvian Nuevo Sol	1,854,262	Sell	08/23/13	662,000	663,412	(1,412)
JPMorgan Chase & Co.	Mexican Peso	15,623,303	Sell	08/23/13	1,181,000	1,199,934	(18,934)
JPMorgan Chase & Co.	Romanian New Leu	2,662,525	Sell	08/23/13	776,000	771,608	4,392
JPMorgan Chase & Co.	British Pound	2,501,958	Sell	07/12/13	3,898,000	3,805,105	92,895
JPMorgan Chase & Co.	Mexican Peso	22,640,378	Sell	08/23/13	1,755,000	1,738,875	16,125
JPMorgan Chase & Co.	British Pound	3,014,883	Sell	07/12/13	4,668,000	4,585,187	82,813
JPMorgan Chase & Co.	New Zealand Dollar	5,913,535	Sell	07/12/13	5,000,000	4,579,313	420,687
JPMorgan Chase & Co.	Australian Dollar	3,842,043	Sell	07/12/13	3,925,000	3,511,081	413,919
JPMorgan Chase & Co.	Russian Ruble	429,197,117	Sell	08/23/13	13,138,754	12,937,091	201,663
JPMorgan Chase & Co.	Norwegian Krone	23,128,417	Sell	07/12/13	3,932,000	3,806,214	125,786
JPMorgan Chase & Co.	Japanese Yen	63,359,014	Sell	07/12/13	638,000	638,853	(853)
JPMorgan Chase & Co.	Swedish Krona	25,642,216	Sell	07/12/13	3,933,000	3,822,794	110,206
JPMorgan Chase & Co.	Australian Dollar	3,832,597	Sell	07/12/13	3,933,000	3,502,449	430,551
JPMorgan Chase & Co.	Australian Dollar	3,809,706	Sell	07/12/13	3,912,000	3,481,529	430,471
JPMorgan Chase & Co.	Norwegian Krone	40,398,157	Sell	07/12/13	7,015,000	6,648,273	366,727
JPMorgan Chase & Co.	British Pound	3,013,663	Sell	07/12/13	4,626,000	4,583,332	42,668
JPMorgan Chase & Co.	Australian Dollar	1,818,394	Sell	07/12/13	1,905,000	1,661,753	243,247

See Accompanying Notes to Financial Statements

33

JPMorgan Chase & Co.	New Zealand Dollar	34,041	Sell	07/12/13	29,000	26,361	2,639
JPMorgan Chase & Co.	Brazilian Real	3,844,736	Sell	07/12/13	1,792,000	1,719,041	72,959
UBS Warburg LLC	Chinese Offshore Yuan	4,750,355	Sell	01/14/14	764,000	763,248	752
UBS Warburg LLC	British Pound	896,072	Sell	07/12/13	1,401,000	1,362,791	38,209
UBS Warburg LLC	New Zealand Dollar	1,828,945	Sell	07/12/13	1,534,000	1,416,295	117,705
UBS Warburg LLC	New Zealand Dollar	6,135,640	Sell	07/12/13	5,161,000	4,751,306	409,694
UBS Warburg LLC	Swedish Krona	7,755,354	Sell	07/12/13	1,215,000	1,156,184	58,816
UBS Warburg LLC	New Zealand Dollar	9,298,718	Sell	07/12/13	7,912,000	7,200,725	711,275
UBS Warburg LLC	EU Euro	11,305,683	Sell	07/12/13	14,833,000	14,716,598	116,402
							$14,975,043

ING Global Bond Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	21	09/06/13	$3,513,576	$(74,167)
Australia 10-Year Bond	16	09/16/13	1,732,384	(42,843)
Australia 3-Year Bond	32	09/16/13	3,196,018	(18,802)
Canada 10-Year Bond	60	09/19/13	7,497,005	(196,026)
Euro-Bobl 5-Year	60	09/06/13	9,777,940	(83,937)
Euro-Schatz	395	09/06/13	56,738,897	18,074
Japan 10-Year Bond (TSE)	17	09/10/13	24,459,568	(46,916)
Japanese Government Bonds 10-Year Mini	21	09/09/13	3,019,570	(3,022)
Long Gilt	102	09/26/13	17,359,920	(646,522)
Short Gilt	14	09/26/13	2,229,847	424
U.S. Treasury 2-Year Note	80	09/30/13	17,600,000	50
			$147,124,725	$(1,093,687)
Short Contracts
Euro-Bund	(31)	09/06/13	(5,710,463)	88,182
Medium Gilt	(45)	09/26/13	(7,614,300)	130,531
U.S. Treasury 10-Year Note	(116)	09/19/13	(14,681,250)	20,888
U.S. Treasury 5-Year Note	(192)	09/30/13	(23,241,001)	291,863
U.S. Treasury Long Bond	(108)	09/19/13	(14,671,125)	447,683
U.S. Treasury Ultra Long Bond	(23)	09/19/13	(3,388,187)	75,411
			$(69,306,326)	$1,054,558

ING Global Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.345% and pay a floating rate based on 6-month AUD-BBR-BBSW	06/25/15	AUD	103,683,000	$319,136	$319,136
Receive a fixed rate equal to 3.180% and pay a floating rate based on 6-month AUD-BBR-BBSW	06/26/15	AUD	79,107,000	127,998	127,998
Receive a floating rate based on 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 0.779%	06/12/15	GBP	14,040,000	8,510	8,510
				$455,644	$455,644

See Accompanying Notes to Financial Statements

34

ING Global Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Counterparty: Deutsche Bank AG	01/02/17	BRL	3,300,000	$(62,899)	$—	$(62,899)
Receive a fixed rate equal to 9.705% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/17	BRL	30,500,000	(351,929)	—	(351,929)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.505% Counterparty: Citigroup, Inc.	06/12/15	CAD	22,570,000	18,438	—	18,438
Receive a fixed rate equal to 5.290% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	05/02/23	MXN	30,000,000	(248,335)	—	(248,335)
Receive a fixed rate equal to 5.280% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	05/03/23	MXN	30,000,000	(250,516)	—	(250,516)
Receive a fixed rate equal to 3.015% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citigroup, Inc.	06/14/15	NZD	56,490,000	(113,398)	—	(113,398)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.571% Counterparty: Citigroup, Inc.	06/08/45	USD	5,346,000	184,403	—	184,403
Receive a fixed rate equal to 2.333% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citigroup, Inc.	06/08/20	USD	21,385,000	(455,241)	—	(455,241)
				$(1,279,477)	$—	$(1,279,477)

ING Global Bond Portfolio Written OTC Options on June 30, 2013:

Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
39,800,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1.220 USD	09/09/13	$318,400	$(86,778)
		Total Written OTC Options			$318,400	$(86,778)

See Accompanying Notes to Financial Statements

35

PORTFOLIO OF INVESTMENTS
ING INVESCO COMSTOCK PORTFOLIO	AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.8%
		Consumer Discretionary: 15.8%
106,042		Carnival Corp.	3,636,180	0.9
150,775		Comcast Corp. — Class A	6,314,457	1.6
251,751	@	General Motors Co.	8,385,826	2.1
105,715		Johnson Controls, Inc.	3,783,540	0.9
56,565		Kohl’s Corp.	2,857,098	0.7
38,120		Lowe’s Cos., Inc.	1,559,108	0.4
73,015		Newell Rubbermaid, Inc.	1,916,644	0.5
207,163		News Corp. - Class B	6,799,090	1.7
176,734		Staples, Inc.	2,803,001	0.7
48,311		Target Corp.	3,326,695	0.8
84,164		Time Warner Cable, Inc.	9,466,767	2.4
48,554		Time Warner, Inc.	2,807,392	0.7
140,640		Viacom - Class B	9,570,552	2.4
			63,226,350	15.8

		Consumer Staples: 5.2%
83,267		Archer-Daniels-Midland Co.	2,823,584	0.7
107,368		CVS Caremark Corp.	6,139,302	1.5
118,602		Mondelez International, Inc.	3,383,715	0.9
14,354		Procter & Gamble Co.	1,105,114	0.3
98,621		Tyson Foods, Inc.	2,532,587	0.6
95,670		Unilever NV ADR	3,760,788	1.0
12,634		Wal-Mart Stores, Inc.	941,107	0.2
			20,686,197	5.2

		Energy: 13.9%
184,001		BP PLC ADR	7,680,202	1.9
42,645		Chevron Corp.	5,046,609	1.3
187,603		Halliburton Co.	7,826,797	1.9
93,750		Murphy Oil Corp.	5,708,437	1.4
50,870	@	Noble Corp.	1,911,695	0.5
56,437		Occidental Petroleum Corp.	5,035,874	1.3
160,033		QEP Resources, Inc.	4,445,717	1.1
86,019		Royal Dutch Shell PLC - Class A ADR	5,488,012	1.4
116,117		Suncor Energy, Inc.	3,424,290	0.8
672,958	@	Weatherford International Ltd.	9,219,525	2.3
			55,787,158	13.9

		Financials: 23.8%
36,554		Aflac, Inc.	2,124,518	0.5
162,003		Allstate Corp.	7,795,584	1.9
496,778		Bank of America Corp.	6,388,565	1.6
293,396		Bank of New York Mellon Corp.	8,229,758	2.1
328,500		Citigroup, Inc.	15,758,145	3.9
228,236		Fifth Third Bancorp.	4,119,660	1.0
26,447		Goldman Sachs Group, Inc.	4,000,109	1.0
247,765		JPMorgan Chase & Co.	13,079,514	3.3
113,716		Metlife, Inc.	5,203,644	1.3
234,112		Morgan Stanley	5,719,356	1.4
87,943		PNC Financial Services Group, Inc.	6,412,803	1.6
49,822		State Street Corp.	3,248,893	0.8
25,249		Travelers Cos., Inc.	2,017,900	0.5
72,364		US Bancorp.	2,615,959	0.7
211,928		Wells Fargo & Co.	8,746,269	2.2
			95,460,677	23.8

		Health Care: 14.0%
135,265		Bristol-Myers Squibb Co.	6,044,993	1.5
68,745		Cardinal Health, Inc.	3,244,764	0.8
78,783		GlaxoSmithKline PLC ADR	3,936,787	1.0
188,627		Merck & Co., Inc.	8,761,724	2.2
71,126		Novartis AG	5,037,894	1.2
253,602		Pfizer, Inc.	7,103,392	1.8
62,145		Roche Holding AG ADR	3,844,600	0.9
108,249		Sanofi-Aventis SA ADR	5,575,906	1.4
121,228		UnitedHealth Group, Inc.	7,938,009	2.0
59,668		WellPoint, Inc.	4,883,229	1.2
			56,371,298	14.0

		Industrials: 5.9%
78,715		Emerson Electric Co.	4,293,116	1.1
340,358		General Electric Co.	7,892,902	2.0
39,345		Honeywell International, Inc.	3,121,633	0.8
108,027	@	Ingersoll-Rand PLC - Class A	5,997,659	1.5
86,602		Textron, Inc.	2,255,982	0.5
			23,561,292	5.9

		Information Technology: 10.3%
191,126		Cisco Systems, Inc.	4,646,273	1.2
338,064		Corning, Inc.	4,810,651	1.2
113,538	@	eBay, Inc.	5,872,185	1.5
359,440		Hewlett-Packard Co.	8,914,112	2.2
94,015		Intel Corp.	2,277,043	0.6
285,303		Microsoft Corp.	9,851,513	2.4
198,722	@	Yahoo!, Inc.	4,989,909	1.2
			41,361,686	10.3

		Materials: 2.1%
424,567		Alcoa, Inc.	3,320,114	0.8
114,376		International Paper Co.	5,068,001	1.3
			8,388,115	2.1

		Telecommunication Services: 1.9%
50,422		AT&T, Inc.	1,784,939	0.4
54,699		Verizon Communications, Inc.	2,753,548	0.7
112,476		Vodafone Group PLC ADR	3,232,560	0.8
			7,771,047	1.9

		Utilities: 1.9%
66,303		FirstEnergy Corp.	2,475,754	0.6
174,765		PPL Corp.	5,288,389	1.3
			7,764,143	1.9

		Total Common Stock (Cost $281,768,409)	380,377,963	94.8

See Accompanying Notes to Financial Statements

36

SHORT-TERM INVESTMENTS: 4.5%
	Mutual Funds: 4.5%
18,110,432	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $18,110,432)	18,110,432	4.5

	Total Short-Term Investments (Cost $18,110,432)	18,110,432	4.5

	Total Investments in Securities (Cost $299,878,841)	$398,488,395	99.3
	Assets in Excess of Other Liabilities	2,790,308	0.7
	Net Assets	$401,278,703	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $323,497,447.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$105,143,484
Gross Unrealized Depreciation	(30,152,536)

Net Unrealized Appreciation	$74,990,948

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$63,226,350	$—	$—	$63,226,350
Consumer Staples	20,686,197	—	—	20,686,197
Energy	55,787,158	—	—	55,787,158
Financials	95,460,677	—	—	95,460,677
Health Care	51,333,404	5,037,894	—	56,371,298
Industrials	23,561,292	—	—	23,561,292
Information Technology	41,361,686	—	—	41,361,686
Materials	8,388,115	—	—	8,388,115
Telecommunication Services	7,771,047	—	—	7,771,047
Utilities	7,764,143	—	—	7,764,143
Total Common Stock	375,340,069	5,037,894	—	380,377,963
Short-Term Investments	18,110,432	—	—	18,110,432
Total Investments, at fair value	$393,450,501	$5,037,894	$—	$398,488,395
Other Financial Instruments+
Forward Foreign Currency Contracts	—	880,729	—	880,729
Total Assets	$393,450,501	$5,918,623	$—	$399,369,124

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

37

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Invesco Comstock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon Corp.	British Pound	2,181,327	Sell	07/15/13	$3,414,737	$3,317,403	$97,334
The Bank of New York Mellon Corp.	Swiss Franc	2,326,812	Sell	07/15/13	2,533,053	2,463,668	69,385
The Bank of New York Mellon Corp.	EU Euro	2,238,456	Sell	07/15/13	2,987,824	2,913,834	73,990
CIBC World Markets	EU Euro	2,881,181	Sell	07/15/13	3,845,420	3,750,480	94,940
CIBC World Markets	British Pound	2,944,792	Sell	07/15/13	4,609,610	4,478,495	131,115
Citigroup, Inc.	Swiss Franc	1,662,009	Sell	07/15/13	1,809,137	1,759,763	49,374
Citigroup, Inc.	British Pound	1,526,929	Sell	07/15/13	2,390,323	2,322,181	68,142
Citigroup, Inc.	EU Euro	2,770,367	Sell	07/15/13	3,697,526	3,606,232	91,294
State Street Bank	EU Euro	1,837,639	Sell	07/15/13	2,453,009	2,392,084	60,925
State Street Bank	Swiss Franc	2,574,120	Sell	07/15/13	2,803,503	2,725,522	77,981
State Street Bank	British Pound	1,475,095	Sell	07/15/13	2,309,600	2,243,351	66,249
							$880,729

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$880,729
Total Asset Derivatives		$880,729

See Accompanying Notes to Financial Statements

38

PORTFOLIO OF INVESTMENTS
ING INVESCO EQUITY AND INCOME PORTFOLIO	AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 65.8%
		Consumer Discretionary: 7.2%
115,008		ADT Corp.	4,583,069	0.6
162,427		Carnival Corp.	5,569,622	0.7
253,374		Comcast Corp. — Class A	10,611,303	1.4
52,773		Home Depot, Inc.	4,088,324	0.5
83,169		Thomson Reuters Corp.	2,714,044	0.4
108,301		Time Warner Cable, Inc.	12,181,697	1.5
59,470		Time Warner, Inc.	3,438,555	0.4
199,045		Viacom - Class B	13,545,012	1.7
			56,731,626	7.2

		Consumer Staples: 7.4%
211,784		Archer-Daniels-Midland Co.	7,181,596	0.9
670,635		Avon Products, Inc.	14,103,454	1.8
132,398		Coca-Cola Co.	5,310,484	0.7
317,813		Mondelez International, Inc.	9,067,205	1.1
46,161		PepsiCo, Inc.	3,775,508	0.5
99,260		Procter & Gamble Co.	7,642,027	1.0
209,453		Sysco Corp.	7,154,915	0.9
113,401		Unilever NV ADR	4,457,793	0.5
			58,692,982	7.4

		Energy: 6.0%
93,124		Anadarko Petroleum Corp.	8,002,145	1.0
110,896		Baker Hughes, Inc.	5,115,633	0.7
216,204		Canadian Natural Resources Ltd.	6,095,321	0.8
88,855		Chevron Corp.	10,515,101	1.3
63,775		ExxonMobil Corp.	5,762,071	0.7
100,218		Halliburton Co.	4,181,095	0.5
44,270		Occidental Petroleum Corp.	3,950,212	0.5
111,005		Williams Companies, Inc.	3,604,332	0.5
			47,225,910	6.0

		Financials: 19.0%
80,038	@	Aon PLC	5,150,445	0.7
310,150		Bank of America Corp.	3,988,529	0.5
173,245		BB&T Corp.	5,869,541	0.7
398,765		Charles Schwab Corp.	8,465,781	1.1
56,410		Chubb Corp.	4,775,107	0.6
387,882		Citigroup, Inc.	18,606,700	2.3
62,538		CME Group, Inc.	4,751,637	0.6
138,263		Comerica, Inc.	5,507,015	0.7
292,428		Fifth Third Bancorp.	5,278,326	0.7
28,779		Goldman Sachs Group, Inc.	4,352,824	0.5
463,923		JPMorgan Chase & Co.	24,490,495	3.1
292,210		Marsh & McLennan Cos., Inc.	11,665,023	1.5
458,442		Morgan Stanley	11,199,738	1.4
94,569		Northern Trust Corp.	5,475,545	0.7
164,845		PNC Financial Services Group, Inc.	12,020,497	1.5
108,267		State Street Corp.	7,060,091	0.9
197,034		Wells Fargo & Co.	8,131,593	1.0
91,254	@	Willis Group Holdings PLC	3,721,338	0.5
			150,510,225	19.0

		Health Care: 9.7%
83,882		Amgen, Inc.	8,275,798	1.0
144,717		Bristol-Myers Squibb Co.	6,467,403	0.8
77,099		Cigna Corp.	5,588,906	0.7
139,114		Eli Lilly & Co.	6,833,279	0.9
162,287		Medtronic, Inc.	8,352,912	1.1
225,898		Merck & Co., Inc.	10,492,962	1.3
8,725		Novartis AG ADR	616,945	0.1
78,074		Novartis AG	5,530,024	0.7
262,795		Pfizer, Inc.	7,360,888	0.9
70,669		Teva Pharmaceutical Industries Ltd. ADR	2,770,225	0.3
91,735		UnitedHealth Group, Inc.	6,006,808	0.8
107,482		WellPoint, Inc.	8,796,327	1.1
			77,092,477	9.7

		Industrials: 4.8%
31,663		Cintas Corp.	1,441,933	0.2
183,705		CSX Corp.	4,260,119	0.5
39,284		General Dynamics Corp.	3,077,116	0.4
674,371		General Electric Co.	15,638,663	2.0
98,839	@	Ingersoll-Rand PLC - Class A	5,487,541	0.7
254,563	@	Tyco International Ltd.	8,387,851	1.0
			38,293,223	4.8

		Information Technology: 7.8%
171,847	@	Adobe Systems, Inc.	7,829,349	1.0
177,311	@	Amdocs Ltd.	6,576,465	0.8
679,243		Applied Materials, Inc.	10,127,513	1.3
249,233		Corning, Inc.	3,546,586	0.4
207,941	@	eBay, Inc.	10,754,708	1.4
364,411		Microsoft Corp.	12,583,112	1.6
288,753		Symantec Corp.	6,488,280	0.8
109,033		Texas Instruments, Inc.	3,801,981	0.5
			61,707,994	7.8

		Materials: 1.2%
168,193		Dow Chemical Co.	5,410,769	0.7
28,958		PPG Industries, Inc.	4,239,741	0.5
			9,650,510	1.2

		Telecommunication Services: 1.5%
65,961		Verizon Communications, Inc.	3,320,477	0.4
305,802		Vodafone Group PLC ADR	8,788,749	1.1
			12,109,226	1.5

		Utilities: 1.2%
57,262		Edison International	2,757,738	0.3
49,584		FirstEnergy Corp.	1,851,467	0.2
93,954		Pinnacle West Capital Corp.	5,211,628	0.7
			9,820,833	1.2

		Total Common Stock (Cost $381,985,782)	521,835,006	65.8

See Accompanying Notes to Financial Statements

39

PREFERRED STOCK: 1.7%
		Energy: 0.6%
88,000	@,P	El Paso Energy Capital Trust I	5,147,120	0.6

		Financials: 0.6%
35,144	@	Keycorp	4,377,185	0.6

		Health Care: 0.5%
1,600	@	Healthsouth Corp.	1,886,400	0.3
30,451	@,P	Omnicare, Inc.	1,794,477	0.2
			3,680,877	0.5

		Industrials: 0.0%
22,222	#,@	Swift Mandatory Common Exchange Security Trust	312,177	0.0

		Total Preferred Stock (Cost $9,786,009)	13,517,359	1.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 18.8%
		Consumer Discretionary: 1.9%
580,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	615,848	0.1
220,000		AutoZone, Inc., 2.875%, 01/15/23	201,184	0.0
395,000		Autozone, Inc., 6.500%, 01/15/14	406,928	0.1
135,000		Comcast Corp., 6.450%, 03/15/37	162,099	0.0
560,000		Comcast Corp., 4.250%, 01/15/33	538,058	0.1
550,000		Comcast Corp., 5.700%, 05/15/18	641,518	0.1
340,000	#	COX Communications, Inc., 4.700%, 12/15/42	303,037	0.1
106,000		COX Communications, Inc., 5.450%, 12/15/14	113,134	0.0
60,000	#	Cox Communications, Inc., 8.375%, 03/01/39	81,647	0.0
285,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	275,344	0.0
185,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	186,003	0.0
310,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	277,800	0.1
1,400,000		International Game Technology, 3.250%, 05/01/14	1,494,500	0.2
20,000		Interpublic Group of Cos., Inc., 10.000%, 07/15/17	21,104	0.0
285,000		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	277,152	0.0
509,000	#	Liberty Interactive LLC, 0.750%, 03/30/43	561,173	0.1
4,434,000		MGM Resorts International, 4.250%, 04/15/15	4,974,394	0.6
200,000		NBCUniversal Media, LLC, 2.100%, 04/01/14	202,446	0.0
125,000		NBCUniversal Media, LLC, 5.150%, 04/30/20	142,457	0.0
210,000		NBCUniversal Media, LLC, 5.950%, 04/01/41	240,960	0.0
645,000		Target Corp., 2.900%, 01/15/22	632,032	0.1
160,000		Time Warner, Inc., 5.875%, 11/15/16	182,755	0.0
445,000		Time Warner, Inc., 5.875%, 11/15/40	409,342	0.1
825,000		Tupperware Brands Corp., 4.750%, 06/01/21	837,678	0.1
200,000		WPP Finance UK, 8.000%, 09/15/14	215,889	0.0
555,000		Wyndham Worldwide Corp., 5.625%, 03/01/21	595,392	0.1
135,000		Wyndham Worldwide Corp., 2.950%, 03/01/17	136,714	0.0
			14,726,588	1.9

		Consumer Staples: 0.5%
255,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	255,034	0.0
375,000		Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	393,900	0.1
110,000		Avon Products, Inc., 2.375%, 03/15/16	110,948	0.0
240,000		Brown-Forman Corp., 2.250%, 01/15/23	220,632	0.0
240,000		Corn Products International, Inc., 6.625%, 04/15/37	272,955	0.0
602,378		CVS Pass-Through Trust, 6.036%, 12/10/28	680,693	0.1
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	446,522	0.1
270,000		Fomento Economico Mexicano SAB de CV, 4.375%, 05/10/43	236,649	0.0
295,000	#	Grupo Bimbo S.A.B de CV, 4.875%, 06/30/20	309,259	0.1
355,000		Kraft Foods, Inc., 6.875%, 01/26/39	440,018	0.1
100,000		Kraft Foods, Inc., 6.875%, 02/01/38	122,686	0.0
50,000		Wal-Mart Stores, Inc., 6.500%, 08/15/37	63,453	0.0
			3,552,749	0.5

		Energy: 1.1%
360,000		Chevron Corp., 1.718%, 06/24/18	356,971	0.1
2,872,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	3,049,705	0.4
175,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	195,778	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	358,184	0.1

See Accompanying Notes to Financial Statements

40

848,000		Helix Energy Solutions Group, Inc., 3.250%, 03/15/32	1,061,060	0.1
250,000		Hess Corp., 5.600%, 02/15/41	257,667	0.0
250,000		Husky Energy, Inc., 3.950%, 04/15/22	254,064	0.0
130,000		Noble Holding International Ltd., 2.500%, 03/15/17	130,107	0.0
320,000		Phillips 66, 1.950%, 03/05/15	325,063	0.1
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	290,344	0.0
510,000		Southwestern Energy Co., 4.100%, 03/15/22	508,472	0.1
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	206,914	0.0
1,841,000		Stone Energy Corp., 1.750%, 03/01/17	1,712,130	0.2
215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	265,433	0.0
			8,971,892	1.1

		Financials: 4.8%
165,000		Abbey National Treasury Services PLC/London, 2.875%, 04/25/14	167,052	0.0
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	298,698	0.0
300,000		Aegon NV, 4.625%, 12/01/15	323,426	0.0
850,000		American Tower Corp., 4.500%, 01/15/18	907,153	0.1
125,000		American Tower Corp., 4.625%, 04/01/15	132,136	0.0
445,000		Bank of America Corp., 1.250%, 01/11/16	439,049	0.1
500,000		Bank of America Corp., 5.650%, 05/01/18	555,885	0.1
400,000		Bank of America Corp., 5.750%, 12/01/17	444,841	0.1
520,000		Bank of New York Mellon Corp./The, 4.500%, 12/31/49	490,100	0.1
165,000		Barclays Bank PLC, 2.750%, 02/23/15	169,209	0.0
305,000		Barclays Bank PLC, 5.140%, 10/14/20	308,471	0.0
525,000		Barclays Bank PLC, 6.750%, 05/22/19	625,923	0.1
260,000		Bear Stearns Cos., Inc., 7.250%, 02/01/18	309,798	0.0
515,000		Charles Schwab Corp., 4.450%, 07/22/20	557,015	0.1
365,000		Citigroup, Inc., 3.500%, 05/15/23	328,287	0.0
375,000		Citigroup, Inc., 4.050%, 07/30/22	360,888	0.1
575,000		Citigroup, Inc., 6.125%, 11/21/17	653,940	0.1
345,000		Citigroup, Inc., 8.500%, 05/22/19	435,058	0.1
325,000		CNA Financial Corp., 5.875%, 08/15/20	368,192	0.1
590,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.750%, 01/15/20	639,934	0.1
830,000	#	Dexus Diversified Trust / Dexus Office Trust, 5.600%, 03/15/21	890,996	0.1
340,000		Digital Realty Trust L.P., 4.500%, 07/15/15	356,823	0.0
260,000		EPR Properties, 5.250%, 07/15/23	252,856	0.0
225,000	#	ERAC USA Finance, LLC, 2.750%, 07/01/13	225,013	0.0
340,000		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	343,130	0.0
380,000		General Electric Capital Corp., 4.650%, 10/17/21	403,577	0.1
600,000		General Electric Capital Corp., 5.250%, 06/29/49	574,500	0.1
700,000		General Electric Capital Corp., 6.000%, 08/07/19	813,357	0.1
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	4,413,989	0.5
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	380,254	0.1
720,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	811,888	0.1
345,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	354,772	0.0
465,000	#	HBOS PLC, 6.750%, 05/21/18	494,514	0.1
450,000	#	HSBC Bank PLC, 4.125%, 08/12/20	471,865	0.1
225,000		International Lease Finance Corp., 5.875%, 08/15/22	223,088	0.0
340,000		JPMorgan Chase & Co., 4.400%, 07/22/20	355,925	0.0
510,000		JPMorgan Chase & Co., 5.150%, 05/29/49	488,325	0.1
775,000		JPMorgan Chase & Co., 6.000%, 01/15/18	884,993	0.1
510,000	#	Macquarie Bank Ltd., 5.000%, 02/22/17	546,763	0.1
285,000		Markel Corp., 5.000%, 03/30/43	270,275	0.0
430,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	495,240	0.1
455,000		MetLife, Inc., 4.750%, 02/08/21	496,424	0.1
1,452,000		MGIC Investment Corp., 5.000%, 05/01/17	1,494,653	0.2
281,000		MGIC Investment Corp., 2.000%, 04/01/20	319,638	0.0
370,000		Moody’s Corp., 4.500%, 09/01/22	371,089	0.1
750,000		Morgan Stanley, 3.800%, 04/29/16	780,456	0.1

See Accompanying Notes to Financial Statements

41

560,000		Morgan Stanley, 6.375%, 07/24/42	627,578	0.1
790,000		Morgan Stanley, 3.450%, 11/02/15	815,516	0.1
675,000		Morgan Stanley, 4.000%, 07/24/15	703,847	0.1
215,000		Morgan Stanley, 5.750%, 01/25/21	233,625	0.0
205,000	#	National Australia Bank Ltd., 3.750%, 03/02/15	214,742	0.0
165,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	163,015	0.0
570,000	#	Nationwide Building Society, 6.250%, 02/25/20	636,028	0.1
290,000	#	Nordea Bank AB, 4.875%, 01/27/20	319,267	0.0
225,000	#	Pacific LifeCorp, 6.000%, 02/10/20	251,420	0.0
360,000		PNC Funding Corp., 5.125%, 02/08/20	395,950	0.1
335,000		Prospect Capital Corp., 5.875%, 03/15/23	318,208	0.0
320,000		Prudential Financial, Inc., 4.750%, 09/17/15	344,478	0.0
85,000		Prudential Financial, Inc., 7.375%, 06/15/19	103,952	0.0
700,000		Radian Group, Inc., 3.000%, 11/15/17	878,500	0.1
282,000		Radian Group, Inc., 2.250%, 03/01/19	361,136	0.1
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	201,929	0.0
460,000		Senior Housing Properties Trust, 4.300%, 01/15/16	476,983	0.1
190,000		Simon Property Group L.P., 4.750%, 03/15/42	181,815	0.0
705,000		SLM Corp., 3.875%, 09/10/15	713,759	0.1
775,000	#	Societe Generale, 2.500%, 01/15/14	784,610	0.1
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	328,734	0.0
110,000		UBS AG, 5.750%, 04/25/18	127,209	0.0
178,000		UBS AG, 5.875%, 12/20/17	204,881	0.0
500,000		US Bank NA/Cincinnati OH, 3.778%, 04/29/20	523,790	0.1
320,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	302,829	0.0
170,000		Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	171,669	0.0
300,000	#	WEA Finance, LLC, 7.125%, 04/15/18	356,273	0.0
140,000		Wells Fargo & Co., 1.500%, 01/16/18	136,645	0.0
570,000		Wells Fargo & Co., 5.625%, 12/11/17	648,346	0.1
440,000		Westpac Banking Corp., 2.100%, 08/02/13	440,700	0.1
350,000		WR Berkley Corp., 4.625%, 03/15/22	360,967	0.1
			38,357,859	4.8

		Health Care: 4.1%
1,250,000	#	AbbVie, Inc., 1.200%, 11/06/15	1,251,916	0.2
225,000		Aetna, Inc., 4.125%, 11/15/42	198,471	0.0
610,000		Aetna, Inc., 3.950%, 09/01/20	628,376	0.1
1,840,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	2,175,800	0.3
1,460,000		Dendreon Corp., 2.875%, 01/15/16	1,102,300	0.1
270,000		Express Scripts, Inc., 3.125%, 05/15/16	280,913	0.0
2,585,000		Gilead Sciences, Inc., 1.625%, 05/01/16	5,855,038	0.7
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	98,108	0.0
270,000		Humana, Inc., 4.625%, 12/01/42	243,173	0.0
3,470,000		LifePoint Hospitals, Inc., 3.500%, 05/15/14	3,769,287	0.5
210,000		Medco Health Solutions, Inc., 2.750%, 09/15/15	216,011	0.0
390,000		Medtronic, Inc., 4.000%, 04/01/43	354,318	0.0
730,000	#	Mylan, Inc., 6.000%, 11/15/18	800,259	0.1
959,000		NuVasive, Inc., 2.750%, 07/01/17	950,609	0.1
2,071,000		Omnicare, Inc., 3.750%, 04/01/42	2,580,984	0.3
1,145,000		Omnicare, Inc., 3.250%, 12/15/35	1,185,075	0.2
1,766,000		Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	2,115,889	0.3
2,167,000		Teleflex, Inc., 3.875%, 08/01/17	2,937,639	0.4
265,000		Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/22	248,637	0.0
400,000		UnitedHealth Group, Inc., 1.625%, 03/15/19	386,983	0.1
2,254,000		Volcano Corp., 1.750%, 12/01/17	2,068,045	0.3
2,431,000	#	WellPoint, Inc., 2.750%, 10/15/42	3,038,750	0.4
			32,486,581	4.1

		Industrials: 0.9%
425,000	#	BAA Funding Ltd., 2.500%, 06/25/15	431,922	0.1
400,000		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	393,000	0.1
272,341		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 01/12/21	291,405	0.0
330,000		CSX Corp., 5.500%, 04/15/41	353,831	0.0

See Accompanying Notes to Financial Statements

42

105,000		CSX Corp., 6.150%, 05/01/37	121,295	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	968,717	0.1
209,185		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 07/02/18	224,351	0.0
800,000		Ford Motor Co., 4.750%, 01/15/43	708,418	0.1
285,000		General Electric Co., 5.250%, 12/06/17	322,021	0.0
725,000		MDC Holdings, Inc., 6.000%, 01/15/43	676,303	0.1
510,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.500%, 03/15/16	519,027	0.1
545,000		Pentair Finance SA, 5.000%, 05/15/21	580,087	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/23	266,463	0.0
260,000		Ryder System, Inc., 3.150%, 03/02/15	268,267	0.0
570,000	#	Turlock Corp., 0.950%, 11/02/15	567,993	0.1
170,000		Union Pacific Corp., 6.125%, 02/15/20	204,366	0.0
225,000		United Parcel Service, Inc., 2.450%, 10/01/22	212,436	0.0
380,000		Waste Management, Inc., 5.000%, 03/15/14	391,187	0.1
			7,501,089	0.9

		Information Technology: 2.9%
2,081,000		Ciena Corp., 4.000%, 12/15/20	2,724,809	0.3
370,000		Hewlett-Packard Co., 2.625%, 12/09/14	377,717	0.1
2,338,000		Lam Research Corp., 1.250%, 05/15/18	2,605,409	0.3
2,120,000		Linear Technology Corp., 3.000%, 05/01/27	2,218,050	0.3
1,927,000	#	Linear Technology Corp., 3.000%, 05/01/27	2,016,124	0.3
214,000		Micron Technology, Inc., 1.500%, 08/01/31	329,560	0.0
1,441,000	#	Micron Technology, Inc., 1.625%, 02/15/33	2,086,748	0.3
1,141,000		Novellus Systems, Inc., 2.625%, 05/15/41	1,613,802	0.2
4,972,000		SanDisk Corp., 1.500%, 08/15/17	6,653,158	0.8
1,466,000	#	Xilinx, Inc., 3.125%, 03/15/37	2,030,410	0.3
			22,655,787	2.9

		Materials: 1.8%
300,000	#	Anglo American Capital PLC, 9.375%, 04/08/19	378,782	0.1
570,000		ArcelorMittal, 4.250%, 08/05/15	577,837	0.1
80,000		ArcelorMittal, 7.250%, 03/01/41	75,600	0.0
460,000		ArcelorMittal, 10.350%, 06/01/19	546,250	0.1
390,000		Barrick Gold Corp., 2.900%, 05/30/16	384,906	0.1
235,000		Barrick Gold Corp., 3.850%, 04/01/22	197,982	0.0
350,000		Barrick North America Finance, LLC, 5.700%, 05/30/41	285,225	0.0
4,300,000		Cemex SAB de CV, 4.875%, 03/15/15	4,928,875	0.6
315,000		Cintas Corp. No 2, 2.850%, 06/01/16	329,043	0.0
285,000		Dow Chemical Co., 4.375%, 11/15/42	253,508	0.0
390,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	388,311	0.1
735,000	#	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	621,715	0.1
195,000		International Paper Co., 6.000%, 11/15/41	208,370	0.0
285,000		Monsanto Co., 3.600%, 07/15/42	246,357	0.0
710,000		Newmont Mining Corp., 3.500%, 03/15/22	608,347	0.1
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	435,541	0.1
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	184,111	0.0
495,000		Southern Copper Corp., 5.250%, 11/08/42	409,050	0.1
75,000		Southern Copper Corp., 5.375%, 04/16/20	79,820	0.0
105,000		Southern Copper Corp., 6.750%, 04/16/40	104,377	0.0
1,700,000		United States Steel Corp., 2.750%, 04/01/19	1,686,188	0.2
420,000		Vale Overseas Ltd., 5.625%, 09/15/19	454,420	0.1
250,000		Vale SA, 5.625%, 09/11/42	219,554	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	320,237	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	310,540	0.0
			14,234,946	1.8

		Telecommunication Services: 0.6%
225,000		America Movil S.A.B de CV, 2.375%, 09/08/16	229,060	0.0
455,000		America Movil S.A.B de CV, 4.375%, 07/16/42	390,470	0.1
390,000		AT&T, Inc., 1.600%, 02/15/17	386,251	0.1
440,000		AT&T, Inc., 3.000%, 02/15/22	423,407	0.1
101,000		AT&T, Inc., 5.350%, 09/01/40	102,667	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	298,811	0.0

See Accompanying Notes to Financial Statements

43

4,000		AT&T, Inc., 8.000%, 11/15/31	5,590	0.0
345,000	#	Crown Castle Towers, LLC, 3.214%, 08/15/15	355,318	0.0
180,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/20	206,744	0.0
165,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/30	229,641	0.0
235,000		Rogers Communications, Inc., 4.500%, 03/15/43	215,041	0.0
165,000		Verizon Communications, Inc., 3.000%, 04/01/16	172,561	0.0
190,000		Verizon Communications, Inc., 4.750%, 11/01/41	181,588	0.0
315,000		Verizon Communications, Inc., 6.350%, 04/01/19	374,014	0.1
280,000		Verizon Communications, Inc., 6.400%, 02/15/38	327,420	0.0
1,170,000		Virgin Media Secured Finance PLC, 6.500%, 01/15/18	1,208,025	0.2
			5,106,608	0.6

		Utilities: 0.2%
425,000		Baltimore Gas & Electric Co., 3.350%, 07/01/23	414,021	0.1
425,000	#	Enel Finance International S.A., 5.125%, 10/07/19	441,769	0.1
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	174,429	0.0
355,000		Louisville Gas & Electric Co., 1.625%, 11/15/15	362,666	0.0
445,000		Petrobras Global Finance BV, 5.625%, 05/20/43	388,829	0.0
			1,781,714	0.2

		Total Corporate Bonds/Notes (Cost $135,024,896)	149,375,813	18.8

MUNICIPAL BONDS: 0.1%
		Georgia: 0.1%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	192,633	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	351,270	0.1
			543,903	0.1

		Texas: 0.0%
230,000		Texas State Transportation Commission, 5.028%, 04/01/26	255,624	0.0

		Total Municipal Bonds (Cost $734,024)	799,527	0.1

U.S. TREASURY OBLIGATIONS: 8.3%
		U.S. Treasury Bonds: 2.7%
2,000,000		4.250%, due 11/15/40	2,302,500	0.3
20,000		1.750%, due 05/15/22	19,060	0.0
290,000		2.000%, due 11/15/21	284,835	0.0
2,000,000		2.625%, due 04/30/16	2,111,876	0.3
2,500,000		3.125%, due 11/15/41	2,347,460	0.3
400,000		1.750%, due 03/31/14	404,766	0.1
2,940,000		2.250%, due 01/31/15	3,031,587	0.4
1,001,000		2.500%, due 03/31/15	1,039,104	0.1
1,400,000		2.625%, due 06/30/14	1,433,907	0.2
1,500,000		2.625%, due 07/31/14	1,539,316	0.2
2,670,000		3.500%, due 02/15/39	2,717,141	0.3
1,300,000		4.375%, due 11/15/39	1,526,281	0.2
1,800,000		4.625%, due 02/15/40	2,195,860	0.3
230,000		6.875%, due 08/15/25	329,223	0.0
			21,282,916	2.7

		U.S. Treasury Notes: 5.6%
4,000,000		0.125%, due 07/31/14	3,997,032	0.5
5,000,000		0.250%, due 02/28/14	5,004,005	0.6
18,000,000		0.250%, due 04/30/14	18,012,312	2.3
310,000		0.625%, due 05/31/17	305,011	0.0
120,000		0.875%, due 04/30/17	119,386	0.0
2,000,000		2.625%, due 11/15/20	2,083,204	0.3
1,500,000		1.875%, due 04/30/14	1,521,240	0.2
880,000		2.125%, due 11/30/14	903,461	0.1
2,630,000		2.375%, due 10/31/14	2,705,149	0.3
10,000,000		2.750%, due 10/31/13	10,088,480	1.3
			44,739,280	5.6

		Total U.S. Treasury Obligations (Cost $64,088,302)	66,022,196	8.3

FOREIGN GOVERNMENT BONDS: 0.4%
430,000	#	BPCE S.A., 2.375%, 10/04/13	431,999	0.1
150,000	#	EDF S.A., 4.600%, 01/27/20	162,420	0.0
960,000		Brazil Government International Bond, 6.000%, 01/17/17	1,082,400	0.1
220,000		Korea Development Bank, 4.375%, 08/10/15	232,193	0.0
100,000		Peruvian Government International Bond, 7.125%, 03/30/19	121,500	0.0
1,020,000		Petroleos Mexicanos, 5.500%, 01/21/21	1,091,400	0.2

		Total Foreign Government Bonds (Cost $2,980,727)	3,121,912	0.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.9%
		Federal Home Loan Mortgage Corporation: 0.4%##
550,000		3.000%, due 07/28/14	566,109	0.1

See Accompanying Notes to Financial Statements

44

2,400,000	4.875%, due 06/13/18	2,771,119	0.3
		3,337,228	0.4

	Federal National Mortgage Association: 0.5%##
2,130,000	4.375%, due 10/15/15	2,314,437	0.3
915,000	6.625%, due 11/15/30	1,246,257	0.2
		3,560,694	0.5

	Total U.S. Government Agency Obligations (Cost $6,345,602)	6,897,922	0.9

	Total Long-Term Investments (Cost $600,945,342)	761,569,735	96.0

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Mutual Funds: 3.5%
27,731,633	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $27,731,633)	27,731,633	3.5

	Total Short-Term Investments (Cost $27,731,633)	27,731,633	3.5

	Total Investments in Securities (Cost $628,676,975)	$789,301,368	99.5
	Assets in Excess of Other Liabilities	4,155,517	0.5
	Net Assets	$793,456,885	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.

Cost for federal income tax purposes is $629,220,458.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$165,958,536
Gross Unrealized Depreciation	(5,877,626)

Net Unrealized Appreciation	$160,080,910

See Accompanying Notes to Financial Statements

45

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$56,731,626	$—	$—	$56,731,626
Consumer Staples	58,692,982	—	—	58,692,982
Energy	47,225,910	—	—	47,225,910
Financials	150,510,225	—	—	150,510,225
Health Care	71,562,453	5,530,024	—	77,092,477
Industrials	38,293,223	—	—	38,293,223
Information Technology	61,707,994	—	—	61,707,994
Materials	9,650,510	—	—	9,650,510
Telecommunication Services	12,109,226	—	—	12,109,226
Utilities	9,820,833	—	—	9,820,833
Total Common Stock	516,304,982	5,530,024	—	521,835,006
Preferred Stock	—	13,517,359	—	13,517,359
Corporate Bonds/Notes	—	144,961,824	4,413,989	149,375,813
Municipal Bonds	—	799,527	—	799,527
U.S. Treasury Obligations	—	66,022,196	—	66,022,196
U.S. Government Agency Obligations	—	6,897,922	—	6,897,922
Foreign Government Bonds	—	3,121,912	—	3,121,912
Short-Term Investments	27,731,633	—	—	27,731,633
Total Investments, at fair value	$544,036,615	$240,850,764	$4,413,989	$789,301,368
Other Financial Instruments+
Forward Foreign Currency Contracts	—	599,722	—	599,722
Total Assets	$544,036,615	$241,450,486	$4,413,989	$789,901,090
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(39,679)	$—	$(39,679)
Total Liabilities	$—	$(39,679)	$—	$(39,679)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Invesco Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon Corp.	Canadian Dollar	414,738	Buy	07/22/13	$405,949	$394,158	$(11,791)
The Bank of New York Mellon Corp.	Swiss Franc	269,521	Buy	07/22/13	292,498	285,389	(7,109)
The Bank of New York Mellon Corp.	EU Euro	193,760	Buy	07/22/13	258,900	252,228	(6,672)
State Street Bank	British Pound	380,077	Buy	07/22/13	592,107	578,000	(14,107)
							$(39,679)

The Bank of New York Mellon Corp.	Swiss Franc	2,807,950	Sell	07/22/13	$3,047,333	$2,973,274	$74,059
The Bank of New York Mellon Corp.	EU Euro	2,795,050	Sell	07/22/13	3,734,718	3,638,472	96,246
The Bank of New York Mellon Corp.	Canadian Dollar	3,324,139	Sell	07/22/13	3,253,696	3,159,187	94,509
State Street Bank	Canadian Dollar	4,080,989	Sell	07/22/13	3,995,134	3,878,482	116,652
State Street Bank	Swiss Franc	1,872,520	Sell	07/22/13	2,031,792	1,982,768	49,024
State Street Bank	British Pound	4,559,416	Sell	07/22/13	7,102,932	6,933,700	169,232
							$599,722

See Accompanying Notes to Financial Statements

46

PORTFOLIO OF INVESTMENTS
ING JPMORGAN MID CAP VALUE PORTFOLIO	AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Consumer Discretionary: 21.2%
23,040	@	Autozone, Inc.	9,761,817	1.5
124,650	@	Bed Bath & Beyond, Inc.	8,837,685	1.4
66,280		Cablevision Systems Corp.	1,114,830	0.2
93,360		CBS Corp. - Class B	4,562,503	0.7
145,701	@	Clear Channel Outdoor Holdings, Inc.	1,086,929	0.2
57,923		Darden Restaurants, Inc.	2,923,953	0.5
184,180		Dish Network Corp. - Class A	7,831,334	1.2
102,040		Expedia, Inc.	6,137,706	1.0
128,170		Family Dollar Stores, Inc.	7,986,273	1.3
74,600		Gannett Co., Inc.	1,824,716	0.3
210,240		Gap, Inc.	8,773,315	1.4
68,680		Genuine Parts Co.	5,361,848	0.8
65,740	@	Jarden Corp.	2,876,125	0.5
193,710		Kohl’s Corp.	9,784,292	1.6
140,126		Marriott International, Inc.	5,656,887	0.9
58,840	@	Mohawk Industries, Inc.	6,618,912	1.0
78,050		Petsmart, Inc.	5,228,569	0.8
51,230		PVH Corp.	6,406,311	1.0
52,120		Tiffany & Co.	3,796,421	0.6
117,240		TJX Cos., Inc.	5,869,034	0.9
60,440	@	TripAdvisor, Inc.	3,678,983	0.6
28,450		VF Corp.	5,492,557	0.9
126,710		Williams-Sonoma, Inc.	7,081,822	1.1
68,300		Yum! Brands, Inc.	4,735,922	0.8
			133,428,744	21.2

		Consumer Staples: 4.5%
109,750		Beam, Inc.	6,926,323	1.1
46,822		Brown-Forman Corp.	3,162,826	0.5
118,110		Dr Pepper Snapple Group, Inc.	5,424,792	0.8
55,470		Energizer Holdings, Inc.	5,575,290	0.9
63,690		Hershey Co.	5,686,243	0.9
16,780		JM Smucker Co.	1,730,857	0.3
			28,506,331	4.5

		Energy: 3.9%
96,870		Devon Energy Corp.	5,025,616	0.8
84,390		EQT Corp.	6,698,034	1.1
130,180	L	PBF Energy, Inc.	3,371,662	0.5
155,750		QEP Resources, Inc.	4,326,735	0.7
159,737		Williams Companies, Inc.	5,186,660	0.8
			24,608,707	3.9

		Financials: 27.4%
14,693	@	Alleghany Corp.	5,631,974	0.9
110,300		Ameriprise Financial, Inc.	8,921,064	1.4
245,450		Annaly Capital Management, Inc.	3,085,306	0.5
251,570		Brookfield Properties Co.	4,196,188	0.7
34,400		Capitol Federal Financial, Inc.	417,616	0.1
294,090		Charles Schwab Corp.	6,243,531	1.0
56,500		Chubb Corp.	4,782,725	0.8
62,200		City National Corp.	3,941,614	0.6
40,500	L	Cullen/Frost Bankers, Inc.	2,704,185	0.4
113,490		Equifax, Inc.	6,687,966	1.1
500,400		Fifth Third Bancorp.	9,032,220	1.4
81,400		First Republic Bank	3,132,272	0.5
174,170		Hartford Financial Services Group, Inc.	5,385,336	0.9
115,670		HCP, Inc.	5,256,045	0.8
185,520		Hudson City Bancorp., Inc.	1,699,363	0.3
340,830		Huntington Bancshares, Inc.	2,685,740	0.4
243,610	@	Invesco Ltd.	7,746,798	1.2
158,580		Kimco Realty Corp.	3,398,369	0.5
239,750		Loews Corp.	10,644,900	1.7
67,361		M&T Bank Corp.	7,527,592	1.2
269,240		Marsh & McLennan Cos., Inc.	10,748,061	1.7
102,450		Northern Trust Corp.	5,931,855	0.9
280,160		Old Republic International Corp.	3,605,659	0.6
25,828	@	OneBeacon Insurance Group Ltd.	373,989	0.1
265,561		People’s United Financial, Inc.	3,956,859	0.6
87,750		Regency Centers Corp.	4,458,577	0.7
208,030		SunTrust Bank	6,567,507	1.0
85,000		T. Rowe Price Group, Inc.	6,217,750	1.0
215,050	@	UnumProvident Corp.	6,316,019	1.0
80,296		Vornado Realty Trust	6,652,524	1.1
128,670		WR Berkley Corp.	5,257,456	0.8
183,440	@	XL Group PLC	5,561,901	0.9
125,910		Zions Bancorp.	3,636,281	0.6
			172,405,242	27.4

		Health Care: 4.9%
102,920		AmerisourceBergen Corp.	5,746,024	0.9
128,490	@	CareFusion Corp.	4,734,856	0.8
118,100		Cigna Corp.	8,561,069	1.4
48,870	@	Henry Schein, Inc.	4,679,303	0.7
84,350		Humana, Inc.	7,117,453	1.1
			30,838,705	4.9

		Industrials: 8.7%
152,830		Ametek, Inc.	6,464,709	1.0
112,320		Carlisle Cos., Inc.	6,998,659	1.1
131,430		Fortune Brands Home & Security, Inc.	5,091,598	0.8
41,210		Hubbell, Inc.	4,079,790	0.7
135,060		IDEX Corp.	7,267,579	1.2
88,600		MSC Industrial Direct Co.	6,862,956	1.1
99,290		Regal-Beloit Corp.	6,437,964	1.0
55,357		Republic Services, Inc.	1,878,816	0.3
152,159	@	Rexnord Corp.	2,563,879	0.4
77,131		Snap-On, Inc.	6,893,969	1.1
			54,539,919	8.7

See Accompanying Notes to Financial Statements

47

		Information Technology: 8.4%
117,450		Amphenol Corp.	9,154,053	1.5
207,060		Analog Devices, Inc.	9,330,124	1.5
205,530	@	Arrow Electronics, Inc.	8,190,370	1.3
70,400	@	CDW Corp./DE	1,310,848	0.2
171,766		Jack Henry & Associates, Inc.	8,095,332	1.3
61,970		KLA-Tencor Corp.	3,453,588	0.5
167,890	@	Synopsys, Inc.	6,002,067	0.9
193,030		Xilinx, Inc.	7,645,918	1.2
			53,182,300	8.4

		Materials: 7.5%
75,750		Airgas, Inc.	7,231,095	1.1
119,318		Albemarle Corp.	7,432,318	1.2
254,920		Ball Corp.	10,589,377	1.7
58,790		Rock-Tenn Co.	5,871,945	0.9
20,790		Sherwin-Williams Co.	3,671,514	0.6
78,200		Sigma-Aldrich Corp.	6,284,152	1.0
134,605		Silgan Holdings, Inc.	6,321,051	1.0
			47,401,452	7.5

		Telecommunication Services: 0.3%
76,357		Telephone & Data Systems, Inc.	1,882,200	0.3

		Utilities: 10.5%
276,160		CenterPoint Energy, Inc.	6,486,998	1.0
241,930		CMS Energy Corp.	6,573,238	1.0
126,120		Edison International	6,073,939	1.0
162,900		Energen Corp.	8,513,154	1.4
252,790		NiSource, Inc.	7,239,906	1.1
67,230		NV Energy, Inc.	1,577,216	0.2
158,640		Questar Corp.	3,783,564	0.6
97,850		Sempra Energy	8,000,216	1.3
198,420		Westar Energy, Inc.	6,341,503	1.0
131,040		Wisconsin Energy Corp.	5,371,330	0.9
230,800		Xcel Energy, Inc.	6,540,872	1.0
			66,501,936	10.5

		Total Common Stock (Cost $480,762,768)	613,295,536	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Securities Lending Collateral(cc)(1): 0.8%
1,223,336	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $1,223,359, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $1,247,803, due 07/15/13-05/01/51)	1,223,336	0.2
1,223,336	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $1,223,348, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $1,247,808, due 07/03/13-05/15/37)	1,223,336	0.2
257,540	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $257,543, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $262,691, due 07/05/13-08/15/21)	257,540	0.0
1,223,336	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,223,351, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $1,247,803, due 06/01/18-04/01/43)	1,223,336	0.2
1,223,336	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,223,352, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,247,803, due 12/04/13-08/27/32)	1,223,336	0.2
		5,150,884	0.8

Shares
	Mutual Funds: 2.7%
16,640,853	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $16,640,853)	16,640,853	2.7

	Total Short-Term Investments (Cost $21,791,737)	21,791,737	3.5

	Total Investments in Securities (Cost $502,554,505)	$635,087,273	100.8
	Liabilities in Excess of Other Assets	(5,163,954)	(0.8)
	Net Assets	$629,923,319	100.0

See Accompanying Notes to Financial Statements

48

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

(cc)	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $505,331,040.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$136,201,411
Gross Unrealized Depreciation	(6,445,178)

Net Unrealized Appreciation	$129,756,233

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$613,295,536	$—	$—	$613,295,536
Short-Term Investments	16,640,853	5,150,884	—	21,791,737
Total Investments, at fair value	$629,936,389	$5,150,884	$—	$635,087,273

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the 0Portfolio of Investments.

See Accompanying Notes to Financial Statements

49

ING OPPENHEIMER GLOBAL PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Australia: 0.2%
328,400	L	Iluka Resources Ltd.	2,959,585	0.2

		Belgium: 0.1%
56,951	@,L	ThromboGenics NV	2,187,650	0.1

		Brazil: 3.6%
2,488,500		BM&F Bovespa S.A.	13,672,893	0.8
353,500	@	Cia de Bebidas das Americas ADR	13,203,225	0.8
501,300		Embraer SA ADR	18,492,957	1.1
1,091,418		Itau Unibanco Holding S.A. ADR	14,101,121	0.9
			59,470,196	3.6

		Denmark: 1.1%
104,351		Carlsberg A/S	9,330,662	0.6
197,820	L	FLSmidth & Co. A/S	8,984,028	0.5
			18,314,690	1.1

		Finland: 0.5%
441,545		Fortum OYJ	8,271,568	0.5

		France: 5.9%
12,423	@	Groupe Fnac	263,568	0.0
190,788		LVMH Moet Hennessy Louis Vuitton S.A.	30,975,109	1.9
148,520		PPR	30,221,755	1.8
253,480		Societe Generale	8,723,595	0.5
279,784		Technip S.A.	28,434,929	1.7
			98,618,956	5.9

		Germany: 10.8%
184,420		Allianz AG	26,918,042	1.6
238,752		Bayer AG	25,419,938	1.5
464,894		Bayerische Motoren Werke AG	31,750,475	1.9
502,685		Deutsche Bank AG	21,078,897	1.3
87,707		Linde AG	16,343,887	1.0
482,502		SAP AG	35,233,573	2.1
222,075		Siemens AG	22,487,980	1.4
			179,232,792	10.8

		India: 3.6%
4,928,919	@	DLF Ltd.	14,952,397	0.9
542,880		ICICI Bank Ltd. ADR	20,765,160	1.3
323,770		Infosys Ltd.	13,514,281	0.8
2,453,115		Zee Telefilms Ltd.	9,734,849	0.6
			58,966,687	3.6

		Italy: 1.9%
88,430		Brunello Cucinelli SpA	2,183,025	0.1
269,865		Gtech S.p.A	6,752,692	0.4
416,067		Prysmian S.p.A.	7,761,648	0.5
106,741	L	Tod’s S.p.A.	15,059,915	0.9
			31,757,280	1.9

		Japan: 8.9%
13,097		Dai-ichi Life Insurance Co., Ltd.	18,801,330	1.1
70,400		Fanuc Ltd.	10,188,775	0.6
567,300		KDDI Corp.	29,541,270	1.8
66,251		Keyence Corp.	21,108,284	1.3
133,700		Kyocera Corp.	13,603,424	0.8
335,100		Murata Manufacturing Co., Ltd.	25,489,357	1.5
166,000	L	Nidec Corp.	11,613,722	0.7
376,500		Sumitomo Mitsui Financial Group, Inc.	17,233,553	1.1
			147,579,715	8.9

		Mexico: 2.1%
216,722		Fomento Economico Mexicano SAB de CV ADR	22,363,543	1.3
524,416		Grupo Televisa SAB ADR	13,026,494	0.8
			35,390,037	2.1

		Netherlands: 2.6%
800,633	L	European Aeronautic Defence and Space Co. NV	42,834,250	2.6

		Spain: 3.5%
2,292,045		Banco Bilbao Vizcaya Argentaria S.A.	19,261,928	1.2
211,688		Inditex S.A.	26,110,580	1.6
579,337		Repsol YPF S.A.	12,226,829	0.7
			57,599,337	3.5

		Sweden: 4.7%
643,577		Assa Abloy AB	25,152,134	1.5
4,729,372		Telefonaktiebolaget LM Ericsson	53,630,272	3.2
			78,782,406	4.7

		Switzerland: 6.0%
558,096	@	Credit Suisse Group	14,775,081	0.9
276,499		Nestle S.A.	18,143,975	1.1
78,373		Roche Holding AG - Genusschein	19,451,971	1.2
303,799	@	Transocean Ltd.	14,567,162	0.9
1,909,914		UBS AG - Reg	32,418,573	1.9
			99,356,762	6.0

		Taiwan: 1.0%
4,645,111		Taiwan Semiconductor Manufacturing Co., Ltd.	16,815,749	1.0

		United Kingdom: 3.8%
1,477,216		Prudential PLC	24,112,410	1.5
308,960		Shire PLC	9,791,064	0.6
702,585		Unilever PLC	28,442,345	1.7
			62,345,819	3.8

		United States: 38.5%
227,090		3M Co.	24,832,291	1.5
564,403	@	Adobe Systems, Inc.	25,714,201	1.5
439,340		Aetna, Inc.	27,915,663	1.7
127,040		Allergan, Inc.	10,701,850	0.6
842,910		Altera Corp.	27,807,601	1.7
418,580		Citigroup, Inc.	20,079,283	1.2
528,140		Colgate-Palmolive Co.	30,257,141	1.8
683,630	@	eBay, Inc.	35,357,344	2.1
264,310		Emerson Electric Co.	14,415,467	0.9
406,550	@	Facebook, Inc.	10,106,833	0.6
410,090		Fidelity National Financial, Inc.	9,764,243	0.6

See Accompanying Notes to Financial Statements

50

528,020	@,L	Fusion-io, Inc.	7,519,005	0.4
330,920	@	Gilead Sciences, Inc.	16,946,413	1.0
116,850		Goldman Sachs Group, Inc.	17,673,562	1.1
46,740	@	Google, Inc. - Class A	41,148,494	2.5
394,310		Intuit, Inc.	24,064,739	1.4
866,620	@	Juniper Networks, Inc.	16,734,432	1.0
875,980		Maxim Integrated Products	24,334,724	1.5
272,350		McDonald’s Corp.	26,962,650	1.6
502,960		McGraw-Hill Cos., Inc.	26,752,442	1.6
88,630	@	Medivation, Inc.	4,360,596	0.3
710,620		Microsoft Corp.	24,537,709	1.5
179,810		St. Jude Medical, Inc.	8,204,730	0.5
393,030	@,L	Theravance, Inc.	15,143,446	0.9
289,900		Tiffany & Co.	21,116,316	1.3
207,380		United Parcel Service, Inc. - Class B	17,934,222	1.1
220,540	@	Vertex Pharmaceuticals, Inc.	17,614,530	1.1
540,280		Walt Disney Co.	34,118,682	2.1
450,790		WellPoint, Inc.	36,892,654	2.2
257,190		Zimmer Holdings, Inc.	19,273,819	1.2
			638,285,082	38.5

		Total Common Stock (Cost $1,161,100,454)	1,638,768,561	98.8

RIGHTS: 0.1%
		France: 0.0%
2	@,L	Groupe Fnac	5	0.0

		Spain: 0.1%
583,764	@	Repsol SA	325,217	0.1

		Total Rights (Cost $343,304)	325,222	0.1

		Total Long-Term Investments (Cost $1,161,443,758)	1,639,093,783	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateral(cc)(1): 4.8%
16,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $16,000,302, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $16,320,000, due 07/15/13-05/01/51)	16,000,000	1.0
19,117,797	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $19,118,017, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $19,500,153, due 12/01/17-06/01/43)	19,117,797	1.1
16,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $16,000,329, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $16,320,000, due 06/01/17-03/01/48)	16,000,000	1.0
13,378,114	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $13,378,279, collateralized by various U.S. Government Agency Obligations, 2.000%-9.500%, Market Value plus accrued interest $13,645,676, due 04/01/14-01/01/52)	13,378,114	0.8
16,000,000	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $16,000,210, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $16,320,000, due 12/04/13-08/27/32)	16,000,000	0.9
		80,495,911	4.8

See Accompanying Notes to Financial Statements

51

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
3,094,473	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,094,473)	3,094,473	0.2

	Total Short-Term Investments (Cost $83,590,384)	83,590,384	5.0

	Total Investments in Securities (Cost $1,245,034,142)	$1,722,684,167	103.9
	Liabilities in Excess of Other Assets	(64,241,584)	(3.9)
	Net Assets	$1,658,442,583	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $1,258,418,697.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$525,500,497
	Gross Unrealized Depreciation	(61,235,027)

	Net Unrealized Appreciation	$464,265,470

Sector Diversification	Percentage of Net Assets
Information Technology	24.9%
Financials	17.9
Consumer Discretionary	16.6
Health Care	12.9
Industrials	11.9
Consumer Staples	7.3
Energy	3.4
Telecommunication Services	1.8
Materials	1.7
Utilities	0.5
Short-Term Investments	5.0
Liabilities in Excess of Other Assets	(3.9)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

52

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$2,959,585	$—	$2,959,585
Belgium	—	2,187,650	—	2,187,650
Brazil	45,369,075	14,101,121	—	59,470,196
Denmark	—	18,314,690	—	18,314,690
Finland	—	8,271,568	—	8,271,568
France	263,568	98,355,388	—	98,618,956
Germany	—	179,232,792	—	179,232,792
India	20,765,160	38,201,527	—	58,966,687
Italy	—	31,757,280	—	31,757,280
Japan	—	147,579,715	—	147,579,715
Mexico	35,390,037	—	—	35,390,037
Netherlands	—	42,834,250	—	42,834,250
Spain	—	57,599,337	—	57,599,337
Sweden	—	78,782,406	—	78,782,406
Switzerland	14,567,162	84,789,600	—	99,356,762
Taiwan	—	16,815,749	—	16,815,749
United Kingdom	—	62,345,819	—	62,345,819
United States	638,285,082	—	—	638,285,082
Total Common Stock	754,640,084	884,128,477	—	1,638,768,561
Rights	325,222	—	—	325,222
Short-Term Investments	3,094,473	80,495,911	—	83,590,384
Total Investments, at fair value	$758,059,779	$964,624,388	$—	$1,722,684,167

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

53

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 11.0%
			Consumer Discretionary: 0.3%
	1,645,035		Access Group, Inc., 1.576%, 10/27/25	1,644,724	0.2
	1,000,000	#	Daimler Finance North America, LLC, 0.886%, 03/28/14	1,003,076	0.1
	500,000	#	Daimler Finance North America, LLC, 1.472%, 09/13/13	500,962	0.0
	300,000		DISH DBS Corp., 6.625%, 10/01/14	313,500	0.0
	300,000	L	Echostar DBS Corp., 7.000%, 10/01/13	303,675	0.0
				3,765,937	0.3

			Consumer Staples: 0.1%
	87,336		CVS Pass-Through Trust, 6.943%, 01/10/30	102,970	0.0
	600,000		Reynolds American, Inc., 6.750%, 06/15/17	695,678	0.1
	300,000		Reynolds American, Inc., 7.625%, 06/01/16	349,947	0.0
				1,148,595	0.1

			Energy: 0.1%
	200,000		TNK-BP Finance SA, 7.500%, 07/18/16	222,750	0.0
	1,100,000		White Nights Finance BV for Gazprom, 10.500%, 03/25/14	1,164,625	0.1
				1,387,375	0.1

			Financials: 8.6%
CAD	1,000,000		American International Group, Inc., 4.900%, 06/02/14	977,925	0.1
	2,800,000		GMAC, Inc., 6.750%, 12/01/14	2,957,500	0.3
	400,000		Ally Financial, Inc., 4.500%, 02/11/14	404,400	0.0
	4,000,000		Ally Financial, Inc., 4.625%, 06/26/15	4,101,584	0.4
	2,200,000		Ally Financial, Inc., 8.300%, 02/12/15	2,376,000	0.2
EUR	6,100,000		American General Finance Corp., 4.125%, 11/29/13	7,940,020	0.7
	700,000	#	Banco Santander Brazil SA/Cayman Islands, 2.373%, 03/18/14	696,741	0.1
	300,000		Bank of America Corp., 0.605%, 08/15/16	289,608	0.0
	4,400,000		Bank of America Corp., 6.500%, 08/01/16	4,963,517	0.4
	1,700,000		Bank of India, 4.750%, 09/30/15	1,755,163	0.2
	600,000	#	Bank of Montreal, 2.850%, 06/09/15	625,003	0.1
	800,000	#	Bank of Nova Scotia, 1.650%, 10/29/15	815,870	0.1
	500,000	#	Bank of Nova Scotia, 1.950%, 01/30/17	511,273	0.0
GBP	1,700,000		Barclays Bank PLC, 14.000%, 11/29/49	3,386,865	0.3
	1,200,000	#	BBVA, 6.500%, 03/10/21	1,266,000	0.1
	1,900,000		Bear Stearns Cos., Inc., 6.400%, 10/02/17	2,192,925	0.2
	1,000,000	#	CIT Group, Inc., 4.750%, 02/15/15	1,018,750	0.1
	600,000	#,L	CIT Group, Inc., 5.250%, 04/01/14	610,500	0.1
	400,000		CitiFinancial, 6.625%, 06/01/15	434,326	0.0
	500,000		Citigroup, Inc., 5.850%, 07/02/13	500,136	0.0
	7,700,000		Citigroup, Inc., 5.000%, 09/15/14	8,003,811	0.7
	700,000		Credit Suisse New York, 2.200%, 01/14/14	706,131	0.1
	3,500,000		Ford Motor Credit Co., LLC, 7.000%, 10/01/13	3,555,870	0.3
	2,100,000		Ford Motor Credit Co., LLC, 12.000%, 05/15/15	2,491,759	0.2
	1,800,000	L	ICICI Bank Ltd., 5.500%, 03/25/15	1,874,718	0.2
	4,800,000	#	ICICI Bank Ltd../Dubai, 4.750%, 11/25/16	4,960,320	0.4
	1,000,000		International Lease Finance Corp., 4.875%, 04/01/15	1,020,000	0.1
	1,800,000		International Lease Finance Corp., 5.650%, 06/01/14	1,838,250	0.2
	300,000		International Lease Finance Corp., 5.750%, 05/15/16	309,747	0.0
	345,000	#	International Lease Finance Corp., 6.500%, 09/01/14	360,525	0.0
	700,000	#	International Lease Finance Corp., 6.750%, 09/01/16	759,500	0.1
	700,000		International Lease Finance Corp., 8.625%, 09/15/15	769,125	0.1
	1,300,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,350,942	0.1
	900,000		JPMorgan Chase Bank NA, 0.602%, 06/13/16	884,798	0.1
GBP	300,000		LBG Capital No.1 PLC, 7.588%, 05/12/20	460,440	0.0
GBP	1,600,000	L	LBG Capital No.1 PLC, 7.869%, 08/25/20	2,482,205	0.2
GBP	1,700,000		LBG Capital No.2 PLC, 7.625%, 12/09/19	2,618,920	0.2
	3,000,000	#	Macquarie Group Ltd., 7.300%, 08/01/14	3,164,541	0.3
	1,900,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	2,188,270	0.2
	500,000	#	National Bank of Canada, 2.200%, 10/19/16	516,724	0.0
	1,400,000	#	Nationwide Building Society, 6.250%, 02/25/20	1,562,175	0.1

See Accompanying Notes to Financial Statements

54

	300,000	#	Nordea Bank AB, 2.125%, 01/14/14	302,737	0.0
DKK	440,289		Nykredit Realkredit A/S, 1.321%, 10/01/38	79,028	0.0
DKK	185,904		Nykredit Realkredit A/S, 1.321%, 04/01/38	33,482	0.0
	900,000		Principal Life Income Funding Trusts, 5.550%, 04/27/15	976,880	0.1
DKK	437,417		Realkredit Danmark A/S, 1.360%, 01/01/38	78,589	0.0
DKK	732,573		Realkredit Danmark A/S, 1.360%, 01/01/38	131,937	0.0
	600,000	#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	567,000	0.1
GBP	1,600,000		Santander Issuances S.A Unipersonal, 7.300%, 07/27/19	2,476,014	0.2
	900,000		Sberbank of Russia Via SB Capital SA, 5.499%, 07/07/15	955,890	0.1
	8,400,000		SLM Corp., 5.000%, 10/01/13	8,452,500	0.7
	1,900,000		SLM Corp., 8.450%, 06/15/18	2,118,500	0.2
	1,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	986,250	0.1
	400,000	#	Turkiye Garanti Bankasi AS, 2.776%, 04/20/16	393,000	0.0
	1,000,000	L	UBS Preferred Funding Trust V, 6.243%, 05/29/49	1,033,750	0.1
				98,288,434	8.6

			Health Care: 0.2%
	1,900,000		HCA, Inc., 8.500%, 04/15/19	2,043,688	0.2

			Industrials: 0.4%
	3,300,000	#	Asciano Finance Ltd., 5.000%, 04/07/18	3,508,336	0.3
	1,100,000	#	Noble Group Ltd., 6.750%, 01/29/20	1,122,000	0.1
				4,630,336	0.4

			Materials: 1.1%
	3,800,000	#	Braskem Finance Ltd., 7.000%, 05/07/20	4,047,000	0.4
	3,400,000	#,L	CSN Islands XI Corp., 6.875%, 09/21/19	3,451,000	0.3
	660,000	#,L	CSN Resources S.A., 6.500%, 07/21/20	645,975	0.1
	3,000,000	#	Gerdau Holdings, Inc., 7.000%, 01/20/20	3,180,000	0.3
	400,000		Rohm & Haas Co., 6.000%, 09/15/17	456,398	0.0
				11,780,373	1.1

			Telecommunication Services: 0.2%
	2,500,000		BellSouth Corp., 5.200%, 09/15/14	2,625,723	0.2

			Utilities: 0.0%
	200,000	#	ENN Energy Holdings Ltd., 6.000%, 05/13/21	211,382	0.0
JPY	1,000,000		Tokyo Electric Power Co., Inc., 1.500%, 05/30/14	10,094	0.0
JPY	7,000,000		Tokyo Electric Power Co., Inc., 1.850%, 07/28/14	70,908	0.0
				292,384	0.0

			Total Corporate Bonds/Notes (Cost $123,228,603)	125,962,845	11.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
	290,512		American Home Mortgage Investment Trust, 2.416%, 02/25/45	290,013	0.0
EUR	1,523,665	#	Arran Residential Mortgages Funding PLC, 1.603%, 05/16/47	2,014,001	0.2
	800,000		Banc of America Commercial Mortgage, Inc., 5.919%, 05/10/45	885,558	0.1
	343,529		Banc of America Funding Corp., 2.639%, 05/25/35	345,662	0.0
	272,263		Banc of America Funding Corp., 5.630%, 01/20/47	207,795	0.0
	205,306		Banc of America Mortgage Securities, Inc., 2.916%, 07/25/33	205,594	0.0
	106,988	#	Banc of America Re-Remic Trust, 1.765%, 02/17/40	106,958	0.0
	193,908	#	BCAP, LLC Trust, 5.340%, 03/26/37	178,811	0.0
	1,600,000	#	BCRR Trust, 5.858%, 07/17/40	1,766,489	0.2
	490,599		Bear Stearns Adjustable Rate Mortgage Trust, 2.595%, 11/25/34	482,245	0.1
	1,645,508		Bear Stearns Adjustable Rate Mortgage Trust, 2.600%, 03/25/35	1,629,064	0.2
	836,132		Bear Stearns Adjustable Rate Mortgage Trust, 2.793%, 03/25/35	829,956	0.1
	468,233		Bear Stearns Adjustable Rate Mortgage Trust, 3.095%, 09/25/34	431,770	0.1
	67,616		Bear Stearns Adjustable Rate Mortgage Trust, 5.374%, 02/25/36	63,390	0.0
	279,375		Bear Stearns Alternative-A Trust, 2.709%, 05/25/35	256,880	0.0
	163,184		Bear Stearns Alternative-A Trust, 2.864%, 09/25/35	134,403	0.0
	489,586		Bear Stearns Alternative-A Trust, 2.911%, 11/25/36	323,228	0.0

See Accompanying Notes to Financial Statements

55

	429,456		Bear Stearns Structured Products, Inc., 2.639%, 01/26/36	323,763	0.0
	263,920		Bear Stearns Structured Products, Inc., 2.653%, 12/26/46	179,891	0.0
	100,000		Bear Stearns Commercial Mortgage Securities, 5.331%, 02/11/44	109,878	0.0
	2,756,583		Citicorp Mortgage Securities, Inc., 6.000%, 01/25/37	2,758,635	0.3
	375,178		Citigroup Mortgage Loan Trust, Inc., 2.703%, 08/25/35	374,103	0.0
	300,000		Commercial Mortgage Pass-Through Certificates Series 2007-C1, 5.383%, 02/15/40	323,666	0.0
	7,230,379		Countrywide Home Loan Mortgage Pass Through Trust, 0.393%, 04/25/46	5,719,689	0.5
	130,879		Countrywide Home Loan Mortgage Pass-through Trust, 0.513%, 03/25/35	106,294	0.0
	505,181	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.533%, 06/25/35	456,492	0.1
	545,653		Countrywide Home Loan Mortgage Pass-through Trust, 2.740%, 02/20/35	512,578	0.1
	328,817		Countrywide Home Loan Mortgage Pass-through Trust, 2.915%, 11/25/34	304,130	0.0
	433,653	#	Credit Suisse Mortgage Capital Certificates, 0.363%, 10/15/21	426,730	0.0
	2,385,382	#	Credit Suisse Mortgage Capital Certificates, 0.423%, 10/15/21	2,379,153	0.2
	2,300,000		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	2,580,032	0.2
	109,877		Downey Savings & Loan Association Mortgage Loan Trust, 2.552%, 07/19/44	107,851	0.0
EUR	67,958		European Loan Conduit, 0.353%, 05/15/19	85,804	0.0
	219,713		First Horizon Mortgage Pass-through Trust, 2.615%, 08/25/35	211,006	0.0
	4,713,423		Granite Master Issuer PLC, 0.372%, 12/20/54	4,572,020	0.4
	191,864		Greenpoint Mortgage Pass-through Certificates, 2.920%, 10/25/33	188,940	0.0
	100,000		Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	104,422	0.0
	193,047	#	GS Mortgage Securities Corp. II, 1.103%, 03/06/20	193,570	0.0
	38,867		GSR Mortgage Loan Trust, 2.457%, 06/25/34	38,296	0.0
	386,551		GSR Mortgage Loan Trust, 2.664%, 09/25/35	381,710	0.0
	699		GSR Mortgage Loan Trust, 6.000%, 03/25/32	733	0.0
	162,850		Harborview Mortgage Loan Trust, 0.412%, 05/19/35	133,748	0.0
	318,037		Harborview Mortgage Loan Trust, 2.765%, 07/19/35	271,689	0.0
	177,061		Indymac Index Mortgage Loan Trust, 2.566%, 12/25/34	169,144	0.0
	1,700,000	#	JPMorgan Chase Commercial Mortgage Securities Corp., 4.070%, 11/15/43	1,802,458	0.2
	800,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	884,464	0.1
	2,600,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	2,890,648	0.3
	3,300,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	3,670,564	0.3
	585,871		JPMorgan Mortgage Trust, 3.005%, 07/25/35	594,782	0.1
	75,007		JPMorgan Mortgage Trust, 4.480%, 02/25/35	75,246	0.0
	200,004		Merrill Lynch Mortgage Investors, Inc., 0.403%, 02/25/36	173,712	0.0
	228,835		Merrill Lynch Mortgage Investors Trust, 2.304%, 05/25/33	214,339	0.0
	300,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	333,298	0.0
	175,784		MLCC Mortgage Investors, Inc., 0.443%, 11/25/35	163,746	0.0
	94,135		MLCC Mortgage Investors, Inc., 1.193%, 10/25/35	93,119	0.0
	7,239,607		MLCC Mortgage Investors, Inc., 2.258%, 11/25/35	6,727,850	0.6
	4,700,000		Morgan Stanley Capital I, 6.090%, 06/11/49	5,308,706	0.5

See Accompanying Notes to Financial Statements

56

1,886,166		Provident Funding Mortgage Loan Trust, 2.743%, 10/25/35	1,871,015	0.2
39,284		Residential Accredit Loans, Inc., 0.593%, 03/25/33	38,084	0.0
23,334		Residential Asset Securitization Trust, 0.593%, 05/25/33	22,581	0.0
6,572		Residential Funding Mortgage Securities I, 6.500%, 03/25/32	6,926	0.0
124,507		Sequoia Mortgage Trust, 0.542%, 07/20/33	121,953	0.0
249,005		Sequoia Mortgage Trust, 2.652%, 04/20/35	245,849	0.0
171,468		Structured Adjustable Rate Mortgage Loan Trust, 2.609%, 08/25/35	157,958	0.0
404,013		Structured Asset Mortgage Investments, Inc., 0.442%, 07/19/35	395,225	0.0
103,470	#	Structured Asset Securities Corp., 2.718%, 10/28/35	96,944	0.0
1,681,175		Thornburg Mortgage Securities Trust, 6.006%, 10/25/46	1,637,603	0.2
407,598	#	Wachovia Bank Commercial Mortgage Trust, 0.273%, 06/15/20	404,335	0.0
400,000		Wachovia Bank Commercial Mortgage Trust, 5.509%, 04/15/47	441,378	0.1
110,050		Washington Mutual Mortgage Pass-through Certificates, 0.503%, 01/25/45	100,684	0.0
114,565		Washington Mutual Mortgage Pass-through Certificates, 0.513%, 01/25/45	102,501	0.0
15,215		Washington Mutual Mortgage Pass-through Certificates, 1.568%, 08/25/42	14,037	0.0
29,379		Washington Mutual Mortgage Pass-through Certificates, 2.220%, 02/27/34	29,865	0.0
679,304		Washington Mutual Mortgage Pass-through Certificates, 2.470%, 07/25/46	627,836	0.1
747,590		Washington Mutual Mortgage Pass-through Certificates, 2.470%, 08/25/46	661,439	0.1
2,070,723		Washington Mutual Mortgage Pass-through Certificates, 5.011%, 02/25/37	1,895,682	0.2
198,091		Wells Fargo Mortgage-Backed Securities Trust, 2.729%, 10/25/33	195,477	0.0
259,907		Wells Fargo Mortgage-Backed Securities Trust, 2.619%, 01/25/35	257,328	0.0
399,924		Wells Fargo Mortgage-Backed Securities Trust, 2.624%, 12/25/34	406,167	0.0

		Federal Home Loan Mortgage Corporation: 0.1%
978,213		Freddie Mac, 1.574%, 07/25/44	1,004,713	0.1

		Total Collateralized Mortgage Obligations (Cost $62,850,784)	66,834,296	5.9

MUNICIPAL BONDS: 4.4%
		California: 1.9%
1,000,000		California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,084,790	0.1
1,200,000		California State Public Works Board, 7.804%, 03/01/35	1,317,732	0.1
500,000		California State University, 6.434%, 11/01/30	547,940	0.0
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	241,328	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	367,356	0.0
4,000,000		Bay Area Toll Authority, 7.043%, 04/01/50	5,146,400	0.5
3,500,000		Los Angeles Department of Airports, 6.582%, 05/15/39	4,243,540	0.4
6,000,000		Southern California Public Power Authority, 5.943%, 07/01/40	6,420,480	0.6
500,000		State of California, 7.500%, 04/01/34	651,750	0.1
500,000		State of California, 7.550%, 04/01/39	669,185	0.1
100,000		State of California, 7.700%, 11/01/30	121,837	0.0
200,000		University of California, 6.398%, 05/15/31	228,630	0.0
300,000		University of California, 6.548%, 05/15/48	361,326	0.0
			21,402,294	1.9

		Illinois: 0.2%
1,000,000		Chicago Transit Authority, 6.200%, 12/01/40	1,086,440	0.1
100,000		Chicago Transit Authority, 6.300%, 12/01/21	110,810	0.0

See Accompanying Notes to Financial Statements

57

700,000		Chicago Transit Authority, 6.899%, 12/01/40	818,097	0.1
700,000		Chicago Transit Authority, 6.899%, 12/01/40	804,951	0.0
			2,820,298	0.2

		Nebraska: 0.0%
500,000		Public Power Generation Agency, 7.242%, 01/01/41	555,690	0.0

		Nevada: 0.4%
3,300,000		City of North Las Vegas NV, 6.572%, 06/01/40	3,490,707	0.3
600,000		County of Clark NV, 6.820%, 07/01/45	782,808	0.1
			4,273,515	0.4

		New York: 1.4%
5,100,000		Metropolitan Transportation Authority, 5.000%, 11/15/42	5,234,181	0.5
1,000,000		New York City Municipal Water Finance Authority, 5.000%, 06/15/44	1,052,830	0.1
2,900,000		New York City Municipal Water Finance Authority, 5.882%, 06/15/44	3,356,431	0.3
1,000,000		New York City Municipal Water Finance Authority, 6.011%, 06/15/42	1,184,880	0.1
2,900,000		New York City Municipal Water Finance Authority, 6.282%, 06/15/42	3,345,585	0.3
1,000,000		New York State Dormitory Authority, 5.000%, 12/15/30	1,094,630	0.1
100,000		Tobacco Settlement Financing Corp., 5.875%, 05/15/39	99,750	0.0
200,000		Tobacco Settlement Financing Corp., 6.250%, 06/01/42	198,000	0.0
			15,566,287	1.4

		Texas: 0.5%
2,200,000		City of San Antonio TX, 5.808%, 02/01/41	2,547,930	0.2
2,900,000		City of San Antonio TX, 6.308%, 02/01/37	3,311,394	0.3
			5,859,324	0.5

		Total Municipal Bonds (Cost $45,321,151)	50,477,408	4.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.3%
		Federal Home Loan Mortgage Corporation: 11.4%##
162,764		0.343%, due 07/15/19	162,821	0.0
425,997		0.343%, due 08/15/19	426,168	0.0
27,100,000		0.750%, due 01/12/18	26,267,515	2.3
300,000		0.875%, due 03/07/18	290,635	0.0
8,100,000		1.000%, due 03/08/17	8,065,802	0.7
32,600,000		1.000%, due 06/29/17	32,339,070	2.8
15,100,000	L	1.000%, due 07/28/17	14,902,673	1.3
12,900,000		1.000%, due 09/29/17	12,759,674	1.1
2,100,000		1.250%, due 05/12/17	2,104,708	0.2
9,800,000		1.250%, due 08/01/19	9,358,275	0.8
6,900,000		1.250%, due 10/02/19	6,545,906	0.6
199,727		1.374%, due 10/25/44	201,766	0.0
268,348		1.875%, due 03/25/24	279,433	0.0
400,000		2.375%, due 01/13/22	389,234	0.0
11,347		2.384%, due 04/01/32	12,097	0.0
66,887		2.425%, due 09/01/35	70,919	0.0
6,628		3.500%, due 07/15/32	6,846	0.0
800,000		3.750%, due 03/27/19	880,536	0.1
1,000,000	W	4.500%, due 07/15/38	1,053,281	0.1
274,202		4.500%, due 03/01/41	293,267	0.0
3,951,784		4.500%, due 09/01/41	4,174,242	0.4
600,000		5.500%, due 08/23/17	700,749	0.1
35,395		5.500%, due 03/01/23	38,087	0.0
68,387		5.500%, due 05/01/23	73,582	0.0
996		5.500%, due 08/15/30	1,117	0.0
491,633		5.500%, due 06/01/36	532,431	0.1
890,109		5.500%, due 12/01/37	970,879	0.1
204,280		5.500%, due 07/01/38	219,491	0.0
1,261		6.000%, due 10/01/17	1,338	0.0
10,481		6.000%, due 02/01/22	11,378	0.0
205,134		6.000%, due 03/01/23	222,255	0.0
30,153		6.000%, due 05/01/37	32,711	0.0
7,096		6.000%, due 06/01/37	7,700	0.0
87,243		6.000%, due 08/01/37	94,643	0.0
2,770,530		6.000%, due 09/01/37	3,005,556	0.3
5,687		6.000%, due 10/01/37	6,233	0.0
36,878		6.000%, due 12/01/37	40,007	0.0
399,773		6.000%, due 02/01/38	433,686	0.1
11,701		6.000%, due 04/01/38	12,688	0.0
1,000,000	W	6.000%, due 04/15/38	1,085,313	0.1
53,709		6.000%, due 06/01/38	59,350	0.0
12,471		6.000%, due 07/01/38	13,522	0.0
204,590		6.000%, due 08/01/38	224,237	0.0
428,018		6.000%, due 11/01/38	466,538	0.1
47,653		6.000%, due 05/01/39	51,729	0.0
668,861		6.000%, due 08/01/39	726,084	0.1
			129,616,172	11.4

		Federal National Mortgage Association: 41.0%##
265,667		0.253%, due 07/25/37	251,711	0.0
75,811		0.313%, due 03/25/34	75,271	0.0
426,919		0.503%, due 04/25/37	428,944	0.0
975,419		0.643%, due 09/25/35	984,210	0.1
12,300,000		0.875%, due 08/28/17	12,068,514	1.1
2,300,000		0.875%, due 12/20/17	2,240,115	0.2
1,700,000		0.875%, due 02/08/18	1,652,356	0.2
300,000		0.875%, due 05/21/18	290,284	0.0
1,700,000		1.125%, due 04/27/17	1,695,463	0.2
4,000,000		1.250%, due 01/30/17	4,026,852	0.4
61,572		1.369%, due 10/01/44	62,511	0.0
97,768		1.369%, due 10/01/44	99,778	0.0
589,820		1.610%, due 02/01/33	615,374	0.1
52,369		1.719%, due 04/25/24	53,975	0.0
3,747		1.875%, due 02/01/20	3,759	0.0
402,131		1.877%, due 09/01/35	422,785	0.0
900,000	^	2.310%, due 08/01/22	860,656	0.1
6,867		2.357%, due 09/01/31	7,331	0.0
59,517		2.411%, due 04/01/32	59,788	0.0
607,251		2.492%, due 11/01/34	654,231	0.1
13,000,000	W	2.500%, due 02/25/27	13,079,218	1.2
126,643		2.540%, due 08/01/35	134,469	0.0
182,135		2.550%, due 02/01/35	194,840	0.0
5,200,000	^	2.790%, due 07/01/22	5,122,489	0.5

See Accompanying Notes to Financial Statements

58

500,000	^	2.870%, due 09/01/27	451,678	0.0
165,335		2.935%, due 09/01/34	176,166	0.0
500,000	W	3.000%, due 05/25/27	513,359	0.1
10,000,000	W	3.000%, due 04/25/42	9,746,874	0.9
2,759,644		3.010%, due 06/01/22	2,766,304	0.3
3,475,093		3.156%, due 05/01/22	3,658,877	0.3
292,063		3.330%, due 11/01/21	311,823	0.0
243,531		3.500%, due 08/01/20	254,660	0.0
1,661,404		3.500%, due 09/01/20	1,737,332	0.2
10,195		3.500%, due 10/01/20	10,662	0.0
477,924		3.500%, due 11/01/25	499,441	0.1
80,264		3.500%, due 02/01/26	83,785	0.0
178,497		3.500%, due 02/01/26	186,399	0.0
37,856		3.500%, due 02/01/26	39,532	0.0
62,000,000	W	3.500%, due 02/25/26	64,596,250	5.7
684,884		3.500%, due 04/01/26	714,830	0.1
173,774		3.500%, due 05/01/26	181,458	0.0
913,318		3.500%, due 06/01/26	953,159	0.1
36,539		3.500%, due 06/01/26	38,153	0.0
114,566		3.500%, due 08/01/26	119,600	0.0
15,718		3.500%, due 09/01/26	16,408	0.0
455,403		3.500%, due 09/01/26	475,475	0.0
2,681,519		3.500%, due 10/01/26	2,798,689	0.3
114,866		3.500%, due 10/01/26	119,887	0.0
168,424		3.500%, due 11/01/26	175,973	0.0
404,327		3.500%, due 12/01/26	422,192	0.0
4,126,194		3.500%, due 12/01/26	4,310,811	0.4
255,137		3.500%, due 01/01/27	266,016	0.0
230,340		3.500%, due 02/01/27	240,696	0.0
1,000,000	W	3.500%, due 03/25/27	1,026,094	0.1
111,160		4.000%, due 07/01/18	117,373	0.0
3,000,000	W	4.000%, due 07/17/18	3,163,008	0.3
6,000,000	W	4.000%, due 08/18/18	6,319,453	0.6
77,668		4.000%, due 09/01/24	82,224	0.0
343,923		4.000%, due 10/01/24	364,122	0.0
65,637		4.000%, due 01/01/25	69,445	0.0
30,431		4.000%, due 02/01/25	32,210	0.0
51,979		4.000%, due 04/01/25	54,886	0.0
25,263		4.000%, due 05/01/25	26,688	0.0
21,001		4.000%, due 06/01/25	22,179	0.0
39,827		4.000%, due 10/01/25	42,414	0.0
38,034		4.000%, due 11/01/25	40,186	0.0
390,493		4.000%, due 01/01/26	412,754	0.0
17,343		4.000%, due 02/01/26	18,529	0.0
37,262		4.000%, due 02/01/26	39,358	0.0
258,024		4.000%, due 03/01/26	274,989	0.0
2,441,588		4.000%, due 04/01/26	2,577,885	0.2
38,049		4.000%, due 04/01/26	40,175	0.0
22,498		4.000%, due 04/01/26	23,980	0.0
139,417		4.000%, due 04/01/26	147,225	0.0
174,892		4.000%, due 06/01/26	186,459	0.0
87,128		4.000%, due 06/01/26	92,020	0.0
100,317		4.000%, due 06/01/26	107,209	0.0
102,813		4.000%, due 07/01/26	108,585	0.0
1,000,000		4.000%, due 07/18/28	1,054,336	0.1
68,005		4.000%, due 10/01/31	71,007	0.0
213,397		4.000%, due 02/01/39	222,352	0.0
40,000,000	W	4.000%, due 02/25/39	41,682,812	3.7
160,185		4.000%, due 04/01/39	166,907	0.0
23,000,000	W	4.000%, due 06/25/39	23,917,304	2.1
6,691,351		4.000%, due 12/01/39	6,990,964	0.6
35,626		4.000%, due 03/01/40	37,121	0.0
869,237		4.000%, due 10/01/40	905,714	0.1
31,499		4.000%, due 11/01/40	32,841	0.0
487,178		4.000%, due 11/01/40	507,932	0.1
36,448		4.000%, due 12/01/40	38,000	0.0
32,290		4.000%, due 12/01/40	33,666	0.0
641,579		4.000%, due 04/01/41	669,512	0.1
3,242,657		4.000%, due 10/01/41	3,383,836	0.3
210,039		4.000%, due 10/01/41	218,987	0.0
1,279,756		4.000%, due 11/01/41	1,335,474	0.1
192,101		4.000%, due 12/01/41	200,465	0.0
38,358		4.000%, due 12/01/41	40,028	0.0
483,395		4.000%, due 12/01/41	504,441	0.1
36,909		4.000%, due 12/01/41	38,516	0.0
2,736,330		4.000%, due 02/01/42	2,877,425	0.3
3,255,788		4.000%, due 04/01/42	3,397,539	0.3
274,595		4.000%, due 04/01/42	286,551	0.0
267,007		4.000%, due 05/01/42	279,167	0.0
258,749		4.000%, due 06/01/42	270,554	0.0
1,454,087		4.000%, due 06/01/42	1,517,395	0.1
51,434		4.445%, due 12/01/36	54,538	0.0
19,373		4.500%, due 06/01/18	20,542	0.0
52,429		4.500%, due 07/01/18	55,818	0.0
124,537		4.500%, due 10/01/18	132,659	0.0
15,610		4.500%, due 03/01/19	16,550	0.0
48,110		4.500%, due 01/01/20	51,027	0.0
35,872		4.500%, due 03/01/24	38,108	0.0
30,523		4.500%, due 06/01/25	32,432	0.0
72,076		4.500%, due 07/01/25	76,664	0.0
6,000,000	W	4.500%, due 07/01/25	6,358,828	0.6
359,066		4.500%, due 01/01/26	381,559	0.0
161,502		4.500%, due 07/01/26	171,709	0.0
280,519		4.500%, due 04/01/29	299,161	0.0
4,383,731		4.500%, due 04/01/29	4,671,996	0.4
4,250,207		4.500%, due 04/01/29	4,530,693	0.4
40,346		4.500%, due 05/01/29	42,755	0.0
70,750		4.500%, due 06/01/29	75,386	0.0
232,454		4.500%, due 02/01/31	247,470	0.0
258,805		4.500%, due 09/01/33	274,626	0.0
10,920		4.500%, due 10/01/33	11,587	0.0
131,191		4.500%, due 10/01/33	139,211	0.0
30,664		4.500%, due 03/01/35	32,442	0.0
41,937		4.500%, due 06/01/35	44,370	0.0
21,000,000	W	4.500%, due 07/15/35	22,227,187	2.0
25,731		4.500%, due 08/01/35	27,223	0.0
10,290		4.500%, due 02/01/39	10,887	0.0
82,408		4.500%, due 02/01/39	87,188	0.0
5,368		4.500%, due 02/01/39	5,691	0.0
1,786,267		4.500%, due 04/01/39	1,890,035	0.2
1,302,616		4.500%, due 04/01/39	1,380,307	0.1
5,410,098		4.500%, due 05/01/39	5,795,308	0.5
596,489		4.500%, due 05/01/39	638,175	0.1
10,406		4.500%, due 06/01/39	11,011	0.0
40,000,000	W	4.500%, due 08/01/39	42,262,500	3.7
768,927		4.500%, due 09/01/39	813,595	0.1
2,330,026		4.500%, due 09/01/39	2,465,382	0.2
946,177		4.500%, due 10/01/39	1,001,142	0.1
460,512		4.500%, due 11/01/39	487,264	0.1
13,279		4.500%, due 12/01/39	14,051	0.0
123,382		4.500%, due 12/01/39	130,550	0.0
72,403		4.500%, due 12/01/39	76,609	0.0
1,273,300		4.500%, due 03/01/40	1,349,200	0.1
267,972		4.500%, due 04/01/40	284,003	0.0
18,852		4.500%, due 05/01/40	19,980	0.0
776,121		4.500%, due 05/01/40	822,550	0.1
19,654		4.500%, due 07/01/40	20,830	0.0
3,300,524		4.500%, due 07/01/40	3,497,967	0.3
1,809,848		4.500%, due 08/01/40	1,918,426	0.2
543,490		4.500%, due 08/01/40	576,003	0.1
1,378,933		4.500%, due 08/01/40	1,461,063	0.1
1,143,420		4.500%, due 08/01/40	1,211,821	0.1
1,036,569		4.500%, due 09/01/40	1,098,578	0.1
792,573		4.500%, due 09/01/40	839,986	0.1
12,540		4.500%, due 09/01/40	13,290	0.0
4,273,960		4.500%, due 10/01/40	4,529,635	0.4
241,034		4.500%, due 10/01/40	256,663	0.0
21,440		4.500%, due 10/01/40	22,722	0.0
53,032		4.500%, due 11/01/40	56,204	0.0
545,075		4.500%, due 11/01/40	577,682	0.1

See Accompanying Notes to Financial Statements

59

159,017		4.500%, due 12/01/40	169,571	0.0
72,488		4.500%, due 12/01/40	76,824	0.0
159,336		4.500%, due 02/01/41	168,994	0.0
685,038		4.500%, due 03/01/41	740,275	0.1
247,309		4.500%, due 03/01/41	261,676	0.0
27,472		4.500%, due 03/01/41	29,115	0.0
11,748		4.500%, due 03/01/41	12,451	0.0
100,817		4.500%, due 03/01/41	106,929	0.0
101,261		4.500%, due 04/01/41	107,400	0.0
42,026		4.500%, due 04/01/41	44,574	0.0
21,459		4.500%, due 04/01/41	22,848	0.0
372,272		4.500%, due 04/01/41	394,838	0.0
436,234		4.500%, due 04/01/41	462,677	0.0
21,841		4.500%, due 04/01/41	23,165	0.0
268,953		4.500%, due 05/01/41	285,961	0.0
239,501		4.500%, due 05/01/41	254,019	0.0
896,232		4.500%, due 05/01/41	950,559	0.1
53,245		4.500%, due 05/01/41	56,473	0.0
671,431		4.500%, due 05/01/41	712,131	0.1
152,252		4.500%, due 06/01/41	161,481	0.0
79,368		4.500%, due 06/01/41	84,179	0.0
255,474		4.500%, due 06/01/41	270,960	0.0
15,522		4.500%, due 07/01/41	16,462	0.0
1,162,999		4.500%, due 07/01/41	1,233,497	0.1
20,601		4.500%, due 07/01/41	21,850	0.0
277,145		4.500%, due 07/01/41	293,944	0.0
23,799		4.500%, due 07/01/41	25,241	0.0
2,289,622		4.500%, due 08/01/41	2,428,411	0.2
174,723		4.500%, due 09/01/41	185,314	0.0
1,266,683		4.500%, due 10/01/41	1,343,465	0.1
3,541,898		4.500%, due 10/01/41	3,754,994	0.3
874,954		4.500%, due 10/01/41	930,151	0.1
184,982		4.500%, due 10/01/41	196,195	0.0
168,974		4.500%, due 01/01/42	178,790	0.0
359,524		4.500%, due 02/01/42	385,324	0.0
30,479		4.500%, due 03/01/42	32,247	0.0
1,571,761		4.500%, due 05/01/42	1,678,324	0.2
33,217		4.500%, due 06/01/42	35,330	0.0
191,788		4.500%, due 08/01/42	205,551	0.0
600,000		5.000%, due 02/13/17	684,509	0.1
1,500,000		5.000%, due 05/11/17	1,713,426	0.2
8,673		5.000%, due 12/01/23	9,413	0.0
388,098		5.000%, due 12/01/33	419,911	0.0
423,614		5.000%, due 03/01/34	459,169	0.0
95,409		5.000%, due 03/01/34	103,230	0.0
4,901		5.000%, due 01/01/35	5,293	0.0
614,570		5.000%, due 03/01/35	661,796	0.1
751,938		5.000%, due 03/01/35	813,315	0.1
7,122		5.000%, due 06/01/35	7,669	0.0
4,179		5.000%, due 06/01/35	4,521	0.0
990,920		5.000%, due 08/01/35	1,069,514	0.1
980,879		5.000%, due 08/01/35	1,056,253	0.1
39,250		5.000%, due 08/01/35	42,266	0.0
792,836		5.000%, due 09/01/35	853,760	0.1
385,430		5.000%, due 10/01/35	416,123	0.0
38,429		5.000%, due 10/01/35	41,382	0.0
621,074		5.000%, due 10/01/35	670,426	0.1
544,161		5.000%, due 12/01/35	585,976	0.1
472,438		5.000%, due 03/01/36	509,960	0.1
17,372		5.000%, due 04/01/36	18,672	0.0
902,093		5.000%, due 12/01/36	971,412	0.1
98,479		5.000%, due 01/01/37	105,850	0.0
320,533		5.000%, due 02/01/37	344,523	0.0
519,031		5.000%, due 05/01/37	557,877	0.1
15,000,000	W	5.000%, due 07/01/37	16,144,926	1.4
23,384		5.000%, due 08/01/37	25,257	0.0
13,000,000	W	5.000%, due 08/01/37	13,978,050	1.2
16,927		5.000%, due 02/01/38	18,283	0.0
922,322		5.000%, due 03/01/38	996,187	0.1
271,168		5.000%, due 04/01/38	291,642	0.0
807,967		5.000%, due 05/01/38	872,129	0.1
432,268		5.000%, due 08/01/38	466,724	0.0
730,158		5.000%, due 12/01/38	784,805	0.1
1,700,000		5.375%, due 06/12/17	1,969,277	0.2
4,184		5.500%, due 04/01/21	4,517	0.0
39,856		5.500%, due 06/01/22	43,089	0.0
4,588		5.500%, due 11/01/22	4,903	0.0
4,024		5.500%, due 11/01/22	4,257	0.0
90,538		5.500%, due 11/01/22	95,796	0.0
65,385		5.500%, due 05/01/23	69,169	0.0
45,859		5.500%, due 06/01/23	49,775	0.0
174,799		5.500%, due 07/01/23	189,011	0.0
44,161		5.500%, due 07/01/23	46,724	0.0
106,850		5.500%, due 09/01/23	115,536	0.0
144,347		5.500%, due 02/01/24	157,902	0.0
39,842		5.500%, due 12/01/27	43,257	0.0
24,193		5.500%, due 04/01/28	26,289	0.0
45,838		5.500%, due 08/01/28	49,720	0.0
55,185		5.500%, due 01/01/29	59,941	0.0
62,339		5.500%, due 09/01/29	67,815	0.0
264,259		5.500%, due 04/01/33	289,261	0.0
32,752		5.500%, due 11/01/33	35,851	0.0
55,849		5.500%, due 12/01/33	61,132	0.0
262,672		5.500%, due 01/01/34	288,036	0.0
57,945		5.500%, due 02/01/35	63,540	0.0
426,463		5.500%, due 02/01/37	462,738	0.0
1,865,142		5.500%, due 04/01/37	2,023,149	0.2
15,329		5.500%, due 05/01/37	16,628	0.0
5,000,000	W	5.500%, due 08/01/37	5,428,126	0.5
925,718		5.500%, due 01/01/38	1,004,141	0.1
369,212		5.500%, due 03/01/38	406,719	0.0
747,076		5.500%, due 04/01/38	810,365	0.1
884,928		5.500%, due 05/01/38	959,895	0.1
182,542		5.500%, due 07/01/38	198,006	0.0
90,255		5.500%, due 08/01/38	98,448	0.0
6,000,000	W	5.500%, due 08/25/38	6,517,502	0.6
1,681,007		5.500%, due 11/01/38	1,823,415	0.2
43,790		6.000%, due 06/01/17	46,345	0.0
14,852		6.000%, due 01/01/18	15,794	0.0
6,732		6.000%, due 12/01/18	7,321	0.0
10,100		6.000%, due 05/01/21	10,967	0.0
89,808		6.000%, due 04/01/22	97,701	0.0
203,342		6.000%, due 06/01/22	220,891	0.0
35,827		6.000%, due 01/01/23	38,958	0.0
3,037		6.000%, due 11/01/32	3,345	0.0
956,268		6.000%, due 06/01/35	1,039,003	0.1
34,052		6.000%, due 07/01/35	37,195	0.0
33,820		6.000%, due 07/01/35	37,040	0.0
42,192		6.000%, due 10/01/35	46,208	0.0
246,183		6.000%, due 02/01/36	269,621	0.0
8,128		6.000%, due 06/01/36	8,846	0.0
27,854		6.000%, due 07/01/36	30,314	0.0
1,890,962		6.000%, due 08/01/36	2,077,710	0.2
652,382		6.000%, due 09/01/36	710,019	0.1
8,286		6.000%, due 09/01/36	9,018	0.0
292,870		6.000%, due 10/01/36	318,744	0.0
203,583		6.000%, due 11/01/36	221,569	0.0
45,330		6.000%, due 12/01/36	49,386	0.0
5,755		6.000%, due 01/01/37	6,264	0.0
47,725		6.000%, due 02/01/37	51,872	0.0
75,624		6.000%, due 03/01/37	82,196	0.0
129,823		6.000%, due 03/01/37	141,105	0.0
19,750		6.000%, due 04/01/37	21,466	0.0
306,783		6.000%, due 04/01/37	334,649	0.0
15,172		6.000%, due 05/01/37	16,645	0.0
62,585		6.000%, due 05/01/37	68,024	0.0
76,650		6.000%, due 05/01/37	84,105	0.0
812,606		6.000%, due 05/01/37	884,398	0.1
6,777		6.000%, due 06/01/37	7,401	0.0
281,685		6.000%, due 07/01/37	306,164	0.0

See Accompanying Notes to Financial Statements

60

4,000,000	W	6.000%, due 07/01/37	4,350,626	0.4
610,324		6.000%, due 07/01/37	663,363	0.1
21,663		6.000%, due 08/01/37	23,913	0.0
171,097		6.000%, due 08/01/37	185,966	0.0
328,803		6.000%, due 08/01/37	357,377	0.0
52,586		6.000%, due 09/01/37	57,155	0.0
12,418		6.000%, due 09/01/37	13,497	0.0
257,298		6.000%, due 10/01/37	288,817	0.0
233,502		6.000%, due 10/01/37	253,794	0.0
11,251		6.000%, due 12/01/37	12,458	0.0
138,013		6.000%, due 02/01/38	150,018	0.0
10,047		6.000%, due 03/01/38	11,134	0.0
317,551		6.000%, due 07/01/38	345,174	0.0
7,776		6.000%, due 08/01/38	8,453	0.0
4,153		6.000%, due 08/01/38	4,515	0.0
10,635		6.000%, due 08/01/38	11,652	0.0
356,630		6.000%, due 09/01/38	387,653	0.0
472,252		6.000%, due 09/01/38	513,333	0.1
274,392		6.000%, due 09/01/38	298,524	0.0
2,422		6.000%, due 09/01/38	2,633	0.0
21,601		6.000%, due 09/01/38	23,553	0.0
505,281		6.000%, due 10/01/38	549,235	0.1
310,431		6.000%, due 10/01/38	337,436	0.0
293,511		6.000%, due 10/01/38	319,044	0.0
147,221		6.000%, due 10/01/38	160,015	0.0
496,501		6.000%, due 11/01/38	539,070	0.1
15,560		6.000%, due 12/01/38	16,913	0.0
11,866		6.000%, due 10/01/39	13,145	0.0
158,029		6.000%, due 04/01/40	171,875	0.0
20,779		6.500%, due 03/01/17	22,190	0.0
8,630		6.500%, due 07/01/29	9,586	0.0
499,909		6.500%, due 06/17/38	513,995	0.1
			468,109,313	41.0

		Government National Mortgage Association: 5.9%
17,242		0.593%, due 03/16/32	17,390	0.0
49,500,000	W	3.000%, due 11/15/41	50,930,862	4.5
8,000,000	W	3.000%, due 07/01/43	7,911,250	0.7
1,000,000		3.500%, due 02/20/42	1,026,562	0.1
4,000,000	W	5.000%, due 07/15/33	4,314,376	0.4
198,534		5.000%, due 11/15/38	214,334	0.0
2,000,200		5.000%, due 12/15/38	2,159,381	0.2
627,958		5.000%, due 04/15/39	680,157	0.0
173,608		5.000%, due 09/15/40	187,640	0.0
			67,441,952	5.9

		Total U.S. Government Agency Obligations (Cost $670,421,386)	665,167,437	58.3

ASSET-BACKED SECURITIES: 1.4%
		Home Equity Asset-Backed Securities: 0.9%
10,100,000		Accredited Mortgage Loan Trust 2006-1, 0.473%, 04/25/36	6,817,944	0.6
1,300,000		Home Equity Asset Trust 2005-2, 1.288%, 07/25/35	1,108,370	0.1
381,843		Household Home Equity Loan Trust, 0.482%, 01/20/34	375,259	0.0
2,250,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-HE4, 0.663%, 07/25/35	1,881,536	0.2
			10,183,109	0.9

		Other Asset-Backed Securities: 0.5%
1,462,877		Countrywide Asset-Backed Certificates, 0.373%, 08/25/36	1,409,985	0.1
996,589		Countrywide Asset-Backed Certificates, 0.373%, 09/25/36	992,023	0.1
3,300,000	#	Hillmark Funding, 0.524%, 05/21/21	3,192,446	0.3
124,751		JPMorgan Mortgage Acquisition Corp., 0.253%, 03/25/47	116,554	0.0
58,753		Long Beach Mortgage Loan Trust, 0.753%, 10/25/34	55,604	0.0
			5,766,612	0.5

		Total Asset-Backed Securities (Cost $16,081,450)	15,949,721	1.4

U.S. TREASURY OBLIGATIONS: 35.5%
		Treasury Inflation Indexed Protected Securities: 9.2%
409,512		0.125%, due 04/15/17	420,341	0.0
5,445,114		0.125%, due 01/15/22	5,332,596	0.5
5,763,669		0.125%, due 07/15/22	5,633,087	0.5
2,063,420		0.625%, due 07/15/21	2,130,240	0.2
7,180,940		0.625%, due 02/15/43	6,035,918	0.5
11,799,189		1.125%, due 01/15/21	12,618,678	1.1
2,665,600		1.250%, due 07/15/20	2,895,820	0.3
665,970		1.750%, due 01/15/28	745,938	0.1
326,715		1.875%, due 07/15/19	368,435	0.0
5,975,007		2.000%, due 01/15/26	6,899,502	0.6
12,212,739		2.375%, due 01/15/25	14,547,473	1.3
7,725,502		2.375%, due 01/15/27	9,294,142	0.8
5,415,250	S	2.500%, due 01/15/29	6,673,028	0.6
22,427,808		3.625%, due 04/15/28	31,121,208	2.7
			104,716,406	9.2

		U.S. Treasury Bonds: 0.7%
1,700,000		2.000%, due 02/15/22	1,661,883	0.1
6,900,000		2.000%, due 02/15/23	6,636,130	0.6
			8,298,013	0.7

		U.S. Treasury Notes: 25.6%
11,700,000		1.125%, due 05/31/19	11,350,825	1.0
4,000,000		0.250%, due 04/15/16	3,961,092	0.3
44,800,000		0.625%, due 04/30/18	43,279,264	3.8
41,700,000		0.750%, due 10/31/17	40,903,447	3.6
24,300,000		0.750%, due 12/31/17	23,767,490	2.1
22,700,000		0.750%, due 02/28/18	22,136,926	1.9
55,000,000		0.750%, due 03/31/18	53,517,585	4.7
30,100,000	S	0.875%, due 07/31/19	28,656,133	2.5
9,400,000		1.000%, due 05/31/18	9,235,500	0.8
2,100,000		1.000%, due 11/30/19	1,999,922	0.2
2,800,000		1.125%, due 03/31/20	2,666,345	0.2
700,000		1.125%, due 04/30/20	665,301	0.1
6,300,000		1.250%, due 02/29/20	6,061,784	0.5
700,000		1.375%, due 05/31/20	675,144	0.1
17,100,000	S	1.500%, due 08/31/18	17,145,418	1.5
8,200,000		1.625%, due 08/15/22	7,689,419	0.7
1,600,000		2.125%, due 08/15/21	1,592,688	0.1
600,000		2.625%, due 04/30/18	636,235	0.0
700,000		2.875%, due 03/31/18	750,504	0.1

See Accompanying Notes to Financial Statements

61

	15,300,000		2.625%, due 08/15/20	15,982,518	1.4
				292,673,540	25.6

			Total U.S. Treasury Obligations (Cost $421,357,906)	405,687,959	35.5

FOREIGN GOVERNMENT BONDS: 5.0%
	800,000	#	ANZ New Zealand Int’l Ltd., 6.200%, 07/19/13	802,941	0.1
	300,000	#	BPCE S.A., 2.375%, 10/04/13	301,395	0.0
	6,300,000	#	Commonwealth Bank of Australia, 0.697%, 07/12/13	6,301,314	0.5
	600,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	720,407	0.1
	3,300,000	#	Dexia Credit Local, 0.756%, 04/29/14	3,306,220	0.3
	600,000	L	Eksportfinans ASA, 5.500%, 05/25/16	628,050	0.1
	500,000		Eksportfinans ASA, 5.500%, 06/26/17	520,000	0.0
	600,000	#,L	EDF SA, 5.500%, 01/26/14	615,608	0.1
	1,800,000	L	Export-Import Bank of Korea, 4.125%, 09/09/15	1,900,215	0.2
	500,000		Export-Import Bank of Korea, 5.125%, 06/29/20	531,634	0.0
	2,700,000		Korea Development Bank, 4.375%, 08/10/15	2,849,637	0.2
	400,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	422,925	0.0
	500,000		Majapahit Holding BV, 7.250%, 06/28/17	553,750	0.0
MXN	9,400,000		Mexican Bonos, 6.250%, 06/16/16	762,455	0.1
MXN	10,500,000		Mexican Bonos, 7.750%, 12/14/17	895,565	0.1
MXN	1,900,000		Mexican Bonos, 10.000%, 12/05/24	198,073	0.0
	1,700,000		Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	1,715,698	0.1
	600,000		Petroleos Mexicanos, 8.000%, 05/03/19	729,000	0.1
CAD	100,000		Province of British Columbia Canada, 4.300%, 06/18/42	102,461	0.0
	1,200,000		Province of Ontario Canada, 1.650%, 09/27/19	1,147,295	0.1
	3,400,000		Province of Ontario Canada, 1.600%, 09/21/16	3,452,023	0.3
CAD	2,200,000		Province of Ontario Canada, 3.150%, 06/02/22	2,084,990	0.2
	300,000		Province of Ontario Canada, 3.000%, 07/16/18	315,156	0.0
CAD	200,000		Province of Ontario Canada, 4.200%, 03/08/18	206,374	0.0
CAD	1,700,000		Province of Ontario Canada, 4.200%, 06/02/20	1,755,654	0.2
CAD	600,000		Province of Ontario Canada, 4.300%, 03/08/17	617,771	0.1
	600,000		Province of Ontario Canada, 4.400%, 04/14/20	665,829	0.1
CAD	1,000,000		Province of Ontario Canada, 4.400%, 06/02/19	1,044,290	0.1
CAD	1,800,000		Province of Ontario Canada, 4.000%, 06/02/21	1,829,524	0.2
CAD	600,000		Province of Ontario Canada, 4.600%, 06/02/39	631,520	0.1
CAD	7,900,000		Province of Ontario Canada, 4.700%, 06/02/37	8,403,731	0.7
CAD	300,000		Province of Ontario Canada, 5.500%, 06/02/18	326,457	0.0
	900,000		Province of Quebec Canada, 2.750%, 08/25/21	885,092	0.1
CAD	700,000		Province of Quebec Canada, 3.500%, 12/01/22	676,119	0.1
	500,000		Province of Quebec Canada, 3.500%, 07/29/20	526,629	0.0
CAD	100,000		Province of Quebec Canada, 3.000%, 09/01/23	91,741	0.0
CAD	2,400,000		Province of Quebec Canada, 4.250%, 12/01/21	2,469,784	0.2
CAD	100,000		Province of Quebec Canada, 4.500%, 12/01/17	104,226	0.0
CAD	400,000		Province of Quebec Canada, 4.500%, 12/01/18	419,021	0.0
	2,200,000	L	Qatari Diar Finance Co., 5.000%, 07/21/20	2,436,500	0.2
	200,000	#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	205,091	0.0
	2,900,000	#	State Bank of India/London, 4.500%, 07/27/15	3,023,627	0.3

			Total Foreign Government Bonds (Cost $55,815,799)	57,175,792	5.0

See Accompanying Notes to Financial Statements

62

Shares			Value	Percentage of Net Assets
COMMON STOCK: —%
		Consumer Discretionary: —%
60,000	@,X	General Motors Co.	—	—

		Total Common Stock (Cost $0)	—	—

PREFERRED STOCK: 0.4%
		Financials: 0.4%
3,400	@	Wells Fargo & Co.	4,059,600	0.4

		Total Preferred Stock (Cost $2,195,020)	4,059,600	0.4

		Total Long-Term Investments (Cost $1,397,272,099)	1,391,315,058	121.9

Principal Amount†
SHORT-TERM INVESTMENTS: 8.2%
	U.S. Treasury Bills: 6.3%
38,600,000	United States Treasury Bill, 0.020%, 08/22/13	38,598,892	3.4
33,200,000	United States Treasury Bill, 0.030%, 08/08/13	33,198,867	2.9
		71,797,759	6.3

	Securities Lending Collateralcc(1): 1.9%
5,126,469	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $5,126,566, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $5,228,998, due 07/15/13-05/01/51)	5,126,469	0.4
5,126,469	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $5,126,520, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $5,229,019, due 07/03/13-05/15/37)	5,126,469	0.5
1,079,239	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,079,252, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $1,100,824, due 07/05/13-08/15/21)	1,079,239	0.1
5,126,469	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $5,126,532, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $5,228,998, due 06/01/18-04/01/43)	5,126,469	0.5
5,126,469	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $5,126,536, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $5,228,998, due 12/04/13-08/27/32)	5,126,469	0.4
		21,585,115	1.9

	Total Short-Term Investments (Cost $93,382,870)	93,382,874	8.2

	Total Investments in Securities (Cost $1,490,654,969)	$1,484,697,932	130.1
	Liabilities in Excess of Other Assets	(343,240,930)	(30.1)
	Net Assets	$1,141,457,002	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

See Accompanying Notes to Financial Statements

63

cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

CAD	Canadian Dollar
DKK	Danish Krone
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso

Cost for federal income tax purposes is $1,491,380,628.

Net unrealized depreciation consists of:

	Gross Unrealized Appreciation	$21,086,801
	Gross Unrealized Depreciation	(27,769,497)

	Net Unrealized Depreciation	$(6,682,696)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	4,059,600	—	—	4,059,600
Corporate Bonds/Notes	131,937	125,830,908	—	125,962,845
Collateralized Mortgage Obligations	—	66,834,296	—	66,834,296
Municipal Bonds	—	50,477,408	—	50,477,408
Short-Term Investments	—	93,382,874	—	93,382,874
Foreign Government Bonds	—	57,175,792	—	57,175,792
U.S. Treasury Obligations	—	405,687,959	—	405,687,959
U.S. Government Agency Obligations	—	665,167,437	—	665,167,437
Asset-Backed Securities	—	15,949,721	—	15,949,721
Total Investments, at fair value	$4,191,537	$1,480,506,395	$—	$1,484,697,932
Other Financial Instruments+
Futures	22,160	—	—	22,160
Swaps	8,108,454	772,071	—	8,880,525
Forward Foreign Currency Contracts	—	1,412,897	—	1,412,897
Total Assets	$12,322,151	$1,482,691,363	$—	$1,495,013,514
Liabilities Table
Other Financial Instruments+
Written Options	$(286,583)	$(2,639,795)	$—	$(2,926,378)
Futures	(1,691,605)	—	—	(1,691,605)
Swaps	(5,086,187)	(428,314)	—	(5,514,501)
Forward Foreign Currency Contracts	—	(2,873,877)	—	(2,873,877)
Total Liabilities	$(7,064,375)	$(5,941,986)	$—	$(13,006,361)

See Accompanying Notes to Financial Statements

64

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	1,275,000	Buy	07/02/13	$1,693,877	$1,659,594	$(34,283)
Barclays Bank PLC	EU Euro	909,000	Buy	07/02/13	1,207,635	1,183,194	(24,441)
Barclays Bank PLC	Japanese Yen	217,100,000	Buy	07/18/13	2,227,427	2,189,083	(38,344)
Barclays Bank PLC	EU Euro	2,299,000	Buy	07/02/13	2,971,995	2,992,476	20,481
Barclays Bank PLC	Malaysian Ringgit	914,400	Buy	07/15/13	300,000	289,146	(10,854)
Barclays Bank PLC	Malaysian Ringgit	304,000	Buy	07/15/13	100,000	96,129	(3,871)
Barclays Bank PLC	Malaysian Ringgit	304,250	Buy	07/15/13	100,000	96,208	(3,792)
BNP Paribas Bank	Indonesian Rupiah	992,000,000	Buy	08/12/13	100,000	99,485	(515)
BNP Paribas Bank	Danish Krone	10,360,000	Buy	08/15/13	1,794,942	1,808,863	13,921
BNP Paribas Bank	Mexican Peso	138,912	Buy	09/18/13	10,683	10,645	(38)
Citigroup, Inc.	EU Euro	1,600,000	Buy	07/02/13	2,132,150	2,082,628	(49,522)
Citigroup, Inc.	EU Euro	1,917,000	Buy	07/02/13	2,554,583	2,495,249	(59,334)
Citigroup, Inc.	EU Euro	1,051,000	Buy	07/02/13	1,363,557	1,368,027	4,470
Citigroup, Inc.	British Pound	1,068,000	Buy	09/12/13	1,675,222	1,623,574	(51,648)
Deutsche Bank AG	EU Euro	1,130,000	Buy	07/02/13	1,506,175	1,470,856	(35,319)
Deutsche Bank AG	EU Euro	858,000	Buy	07/02/13	1,135,775	1,116,809	(18,966)
Deutsche Bank AG	EU Euro	1,060,000	Buy	07/02/13	1,387,613	1,379,741	(7,872)
Deutsche Bank AG	EU Euro	955,000	Buy	07/02/13	1,248,353	1,243,069	(5,284)
Deutsche Bank AG	Japanese Yen	107,200,000	Buy	07/18/13	1,085,757	1,080,930	(4,827)
Deutsche Bank AG	Danish Krone	40,000	Buy	08/15/13	6,998	6,984	(14)
Deutsche Bank AG	Danish Krone	5,000,000	Buy	08/15/13	888,210	873,004	(15,206)
HSBC	EU Euro	1,513,000	Buy	07/02/13	2,017,767	1,969,385	(48,382)
JPMorgan Chase & Co.	EU Euro	747,000	Buy	07/02/13	985,632	972,327	(13,305)
JPMorgan Chase & Co.	Japanese Yen	292,400,000	Buy	07/18/13	3,071,832	2,948,356	(123,476)
JPMorgan Chase & Co.	Mexican Peso	145,818	Buy	09/18/13	11,320	11,174	(146)
JPMorgan Chase & Co.	Mexican Peso	145,381,728	Buy	09/18/13	11,778,953	11,140,465	(638,488)
JPMorgan Chase & Co.	Indonesian Rupiah	1,984,000,000	Buy	08/12/13	200,000	198,969	(1,031)
Morgan Stanley	Mexican Peso	146,719	Buy	09/18/13	11,483	11,243	(240)
Morgan Stanley	Mexican Peso	146,263	Buy	09/18/13	11,389	11,208	(181)
Royal Bank of Scotland Group PLC	EU Euro	10,074,000	Buy	08/02/13	13,261,383	13,114,518	(146,865)
UBS Warburg LLC	Mexican Peso	137,773	Buy	09/18/13	10,490	10,557	67
UBS Warburg LLC	Brazilian Real	14,674,803	Buy	08/02/13	7,222,563	6,529,503	(693,060)
UBS Warburg LLC	Mexican Peso	143,838	Buy	09/18/13	11,108	11,022	(86)
Westpac Bank	EU Euro	1,158,000	Buy	07/02/13	1,531,608	1,507,302	(24,306)
							$(2,014,757)

Barclays Bank PLC	Japanese Yen	26,400,000	Sell	07/18/13	$270,862	$266,199	$4,663
Barclays Bank PLC	EU Euro	41,000	Sell	08/02/13	53,712	53,375	337
Barclays Bank PLC	Mexican Peso	11,470,480	Sell	09/18/13	885,683	878,972	6,711
Barclays Bank PLC	Danish Krone	14,908,000	Sell	08/15/13	2,640,575	2,602,948	37,627
Barclays Bank PLC	Brazilian Real	136,500	Sell	08/02/13	61,300	60,735	565
BNP Paribas Bank	EU Euro	100,000	Sell	04/01/14	126,339	130,367	(4,028)
BNP Paribas Bank	EU Euro	100,000	Sell	06/02/14	126,453	130,425	(3,972)
BNP Paribas Bank	EU Euro	100,000	Sell	07/01/14	126,500	130,453	(3,953)
BNP Paribas Bank	EU Euro	100,000	Sell	08/01/14	126,560	130,492	(3,932)
BNP Paribas Bank	Brazilian Real	158,015	Sell	08/02/13	70,700	70,308	392
BNP Paribas Bank	Japanese Yen	218,600,000	Sell	07/18/13	2,231,819	2,204,208	27,611
BNP Paribas Bank	British Pound	8,814,000	Sell	09/12/13	13,693,457	13,399,047	294,410
Citigroup, Inc.	EU Euro	200,000	Sell	04/01/14	253,470	260,735	(7,265)

See Accompanying Notes to Financial Statements

65

Deutsche Bank AG	Malaysian Ringgit	415,700	Sell	07/15/13	134,075	131,450	2,625
Deutsche Bank AG	Canadian Dollar	24,150,000	Sell	09/23/13	23,703,009	22,915,753	787,256
Deutsche Bank AG	Indonesian Rupiah	2,976,000,000	Sell	08/12/13	300,454	298,454	2,000
Deutsche Bank AG	EU Euro	14,200,000	Sell	08/01/13	17,884,616	18,485,732	(601,116)
HSBC	Mexican Peso	1,616,256	Sell	09/18/13	122,000	123,852	(1,852)
HSBC	Mexican Peso	2,415,572	Sell	09/18/13	181,000	185,103	(4,103)
HSBC	Mexican Peso	2,627,693	Sell	09/18/13	203,000	201,358	1,642
HSBC	Mexican Peso	1,585,712	Sell	09/18/13	124,000	121,512	2,488
HSBC	Mexican Peso	17,080,045	Sell	09/18/13	1,325,000	1,308,828	16,172
JPMorgan Chase & Co.	Malaysian Ringgit	309,250	Sell	07/15/13	100,000	97,789	2,211
JPMorgan Chase & Co.	Mexican Peso	2,252,684	Sell	09/18/13	172,000	172,621	(621)
JPMorgan Chase & Co.	Mexican Peso	1,836,263	Sell	09/18/13	138,200	140,711	(2,511)
JPMorgan Chase & Co.	Mexican Peso	2,491,944	Sell	09/18/13	196,000	190,955	5,045
JPMorgan Chase & Co.	Mexican Peso	4,199,975	Sell	09/18/13	325,000	321,840	3,160
Morgan Stanley	EU Euro	6,398,000	Sell	07/02/13	8,264,309	8,327,909	(63,600)
Morgan Stanley	Mexican Peso	1,233,750	Sell	09/18/13	94,000	94,541	(541)
Morgan Stanley	Mexican Peso	1,862,952	Sell	09/18/13	140,700	142,756	(2,056)
Morgan Stanley	Mexican Peso	1,477,022	Sell	09/18/13	111,000	113,183	(2,183)
Morgan Stanley	Mexican Peso	1,741,545	Sell	09/18/13	130,000	133,453	(3,453)
Royal Bank of Scotland Group PLC	EU Euro	10,074,000	Sell	07/02/13	13,259,399	13,112,748	146,651
UBS Warburg LLC	Malaysian Ringgit	415,500	Sell	07/15/13	134,097	131,386	2,711
UBS Warburg LLC	Malaysian Ringgit	382,200	Sell	07/15/13	123,330	120,857	2,473
UBS Warburg LLC	Japanese Yen	475,455,000	Sell	07/18/13	4,815,846	4,794,153	21,693
UBS Warburg LLC	EU Euro	2,900,000	Sell	09/04/13	3,660,873	3,775,868	(114,995)
UBS Warburg LLC	EU Euro	485,828	Sell	09/20/13	638,123	632,608	5,515
							$553,777

ING PIMCO Total Return Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	18	12/15/14	$5,821,076	$1,852
3-Month Euro Euribor	20	03/16/15	6,462,656	(10,920)
3-Month Euro Euribor	21	06/15/15	6,779,638	(12,055)
90-Day Eurodollar	143	09/15/14	35,548,012	19,780
90-Day Eurodollar	11	12/15/14	2,731,438	528
90-Day Eurodollar	875	06/15/15	216,529,688	(220,107)
90-Day Eurodollar	113	09/14/15	27,898,287	(94,590)
90-Day Eurodollar	498	12/14/15	122,632,500	(762,969)
90-Day Eurodollar	142	03/14/16	34,873,425	(265,405)
U.S. Treasury 10-Year Note	104	09/19/13	13,162,500	(325,559)
			$472,439,220	$(1,669,445)

ING PIMCO Total Return Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2013:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,000,000	$130,082	$254,943	$(124,861)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	900,000	23,415	44,971	(21,556)
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	5,203	9,519	(4,316)
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,600,000	145,692	265,042	(119,350)
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,000,000	78,050	139,190	(61,140)
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	675,149	10,250	—	10,250
Morgan Stanley	MCDX.NA.18 Index	Sell	1.000	06/20/17	USD	800,000	(5,302)	(20,879)	15,577
							$387,390	$692,786	$(305,396)

See Accompanying Notes to Financial Statements

66

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/13 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD	500,000	$(2,475)	$(2,711)	$236
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/16	1.440	USD	2,500,000	(32,093)	(2,096)	(29,997)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD	500,000	(2,475)	(5,419)	2,944
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	1.295	USD	1,000,000	(6,518)	(6,899)	381
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	1.440	USD	4,800,000	(61,620)	(6,732)	(54,888)
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	06/20/16	1.440	USD	1,100,000	(14,121)	(1,538)	(12,583)
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD	500,000	(2,475)	(2,532)	57
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	09/20/16	1.473	USD	500,000	(7,459)	(1,910)	(5,549)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD	800,000	(3,959)	(8,386)	4,427
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	1.252	USD	1,600,000	(7,919)	(6,666)	(1,253)
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	1.295	USD	900,000	(5,866)	(3,963)	(1,903)
HSBC	Federative Republic of Brazil	Sell	1.000	03/20/16	1.400	USD	500,000	(5,368)	(957)	(4,411)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/16	1.440	USD	3,500,000	(44,931)	(2,935)	(41,996)
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	1.295	USD	500,000	(3,259)	(2,094)	(1,165)
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	0.318	USD	600,000	12,748	—	12,748
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	0.318	USD	300,000	5,829	—	5,829
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	12/20/15	0.642	USD	1,700,000	15,007	(16,345)	31,352
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/15	0.681	USD	2,900,000	22,880	(51,907)	74,787
UBS Warburg LLC	Metlife Inc.	Sell	1.000	12/20/15	0.681	USD	1,600,000	12,624	(42,639)	55,263
Deutsche Bank AG	People’s Republic of China	Sell	1.000	03/20/15	0.492	USD	5,000,000	43,977	9,575	34,402
UBS Warburg LLC	Republic of Indonesia	Sell	1.000	09/20/16	1.276	USD	300,000	(2,610)	(2,972)	362
HSBC	The Export-Import Bank of China	Sell	1.000	06/20/17	1.108	USD	500,000	(2,092)	(15,128)	13,036
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.263	USD	600,000	8,785	2,081	6,704
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	0.733	USD	600,000	2,771	(4,529)	7,300
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	0.733	USD	600,000	2,771	(4,622)	7,393
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.789	USD	1,000,000	4,682	(6,675)	11,357
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/16	0.880	USD	7,700,000	25,091	(23,518)	48,609
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.733	USD	200,000	924	(1,540)	2,464
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	0.132	EUR	5,000,000	17,140	(30,844)	47,984
								$(30,011)	(243,901)	$213,890

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the  Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

67

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.000% and pay a floating rate based on 3-month USD-LIBOR	10/15/17	USD	80,500,000	$(1,243,487)	$(1,148,605)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%	06/19/43	USD	52,300,000	7,207,424	3,294,452
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD	24,500,000	(3,842,700)	2,351,374
Receive a fixed rate equal to 1.500% and pay a floating rate based on 3-month USD-LIBOR	03/18/16	USD	258,000,000	901,030	(1,078,344)
				$3,022,267	$3,418,877

ING PIMCO Total Return Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN	111,000,000	$124,945	$33,608	$91,337
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	26,000,000	1,984	(14,359)	16,343
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	600,000	(875)	(296)	(579)
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	06/05/23	MXN	100,000	(392)	(177)	(215)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	5,700,000	50,658	—	50,658
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	06/05/23	MXN	100,000	(550)	(182)	(368)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Goldman Sachs & Co.	06/05/23	MXN	200,000	(1,100)	(485)	(615)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN	16,100,000	18,123	4,383	13,740
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	13,000,000	992	(4,010)	5,002
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	2,000,000	(2,916)	(1,090)	(1,826)
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/11/18	MXN	32,000,000	(81,276)	(50,861)	(30,415)
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/02/22	MXN	4,300,000	(26,347)	(7,571)	(18,776)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/05/23	MXN	100,000	(550)	(134)	(416)
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: JPMorgan Chase & Co.	06/05/23	MXN	200,000	(784)	(493)	(291)

See Accompanying Notes to Financial Statements

68

Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN	6,000,000	6,761	2,190	4,571
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/13/17	MXN	9,000,000	687	(4,445)	5,132
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/11/18	MXN	21,000,000	(53,346)	(33,895)	(19,451)
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/02/22	MXN	8,100,000	(49,636)	(18,031)	(31,605)
				$(13,622)	$(95,848)	$82,226

ING PIMCO Total Return Portfolio Written Options Open on June 30, 2013:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Value
Call Option on Euro-Bund	EUR	148.00	09/13/13	8	$4,235	$(416)
Call Option on U.S. Treasury 10-Year Note	USD	133.00	08/23/13	95	28,012	(2,969)
Put Option on Euro-Bund	EUR	142.00	09/13/13	8	7,806	(17,494)
Put Option on U.S. Treasury 10-Year Note	USD	129.00	08/23/13	95	55,262	(265,704)
					$95,315	$(286,583)

ING PIMCO Total Return Portfolio Written OTC Options on June 30, 2013:

Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
2,800,000	BNP Paribas Bank	USD Put vs. JPY Call Currency Option	95.000 USD	07/05/13	$19,829	$(1,308)
			Total Written OTC Options		$19,829	$(1,308)

ING PIMCO Total Return Portfolio Written Swaptions Open on June 30, 2013:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR	4,900,000	$10,736	$(13,836)
Put OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Pay	1.700%	07/24/13	EUR	2,100,000	10,568	(1,344)
Put OTC Swaption	Deutsche Bank AG	EUR-EURIBOR Reuters	Pay	1.700%	07/24/13	EUR	800,000	3,965	(512)
Put OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR	4,800,000	9,898	(13,554)
Put OTC Swaption	HSBC	EUR-EURIBOR Reuters	Pay	1.500%	07/24/13	EUR	5,300,000	9,295	(246)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	4,200,000	30,100	(56,891)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.100%	09/03/13	USD	5,700,000	32,347	(156,072)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.200%	07/11/13	USD	12,600,000	88,928	—
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.250%	09/03/13	USD	4,000,000	10,800	(83,535)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.400%	09/03/13	USD	8,200,000	27,385	(125,456)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	4,100,000	25,830	(55,536)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.500%	10/28/13	USD	24,100,000	66,355	(415,019)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	13,800,000	55,090	(186,927)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	8,400,000	32,121	(113,782)

See Accompanying Notes to Financial Statements

69

Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.250%	09/03/13	USD	16,200,000	40,910	(338,317)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.450%	09/03/13	USD	30,600,000	150,490	(418,854)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.650%	09/03/13	USD	29,800,000	71,520	(254,255)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	7,500,000	53,370	(101,591)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.100%	09/03/13	USD	5,700,000	21,945	(156,072)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	9,100,000	40,145	(123,264)
Call OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR	4,900,000	9,473	(6,573)
Call OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR	4,800,000	9,898	(6,438)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	4,200,000	19,320	(6)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	0.750%	09/03/13	USD	4,000,000	2,800	(14)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	0.900%	09/03/13	USD	5,700,000	5,985	(181)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	13,800,000	67,175	(20)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	8,400,000	30,806	(12)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.750%	09/03/13	USD	16,200,000	9,067	(58)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.000%	09/03/13	USD	8,100,000	8,100	(879)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.100%	09/03/13	USD	29,800,000	35,760	(9,193)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	4,100,000	8,200	(6)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	18.000%	07/29/13	USD	7,500,000	37,075	(11)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	0.750%	09/03/13	USD	5,700,000	2,280	(20)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	9,100,000	31,685	(13)
					Total Written Swaptions			$1,069,422	$(2,638,487)

See Accompanying Notes to Financial Statements

70

PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO	AS OF JUNE 30, 2013 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 82.0%
		Consumer Discretionary: 13.6%
385,000		Beazer Homes USA, Inc., 9.125%, 06/15/18	402,325	0.4
440,000	#	Brookfield Residential Properties, Inc., 6.500%, 12/15/20	445,500	0.4
200,000		Brown Shoe Co., Inc., 7.125%, 05/15/19	210,000	0.2
460,000	#,±	Buffalo Thunder Development Authority, 9.375%, 12/15/14	148,350	0.1
315,000	#	Burger King Capital Holdings, LLC, 2.750%, 04/15/19	268,931	0.2
145,000		Cambium Learning Group, Inc., 9.750%, 02/15/17	129,050	0.1
200,000	#	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	198,000	0.2
550,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	576,125	0.5
242,308		Cengage Learning Acquisitions, Inc., 2.700%, 07/03/14	181,731	0.2
250,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	274,062	0.3
540,375		Chrysler Group, LLC, 4.250%, 05/24/17	543,316	0.5
350,000		DR Horton, Inc., 2.000%, 05/15/14	581,656	0.5
650,000		DISH DBS Corp., 5.875%, 07/15/22	663,000	0.6
77,000		DynCorp International, Inc., 10.375%, 07/01/17	77,770	0.1
128,029		Federal Mogul Corp., 2.138%, 12/27/14	122,519	0.1
65,321		Federal Mogul Corp., 2.138%, 12/27/15	62,510	0.1
100,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	100,750	0.1
622,000		Ford Motor Co., 4.250%, 11/15/16	1,126,986	1.0
105,000		Goodyear Tire & Rubber Co., 7.000%, 05/15/22	108,150	0.1
176,357		HHI Holdings, LLC, 5.000%, 10/05/18	177,679	0.2
650,000		KB Home, 1.375%, 02/01/19	677,625	0.6
245,000		KB Home, 7.500%, 09/15/22	263,988	0.2
198,000		Landry’s, Inc., 4.750%, 04/24/18	198,536	0.2
2,600,000	X	Lear Corp. Escrow, 12/01/16	—	—
104,000	#	Lennar Corp., 2.750%, 12/15/20	178,295	0.2
330,000	#	Lennar Corp., 5.000%, 11/15/22	314,325	0.3
1,010,000	#,±	Mashantucket Western Pequot Tribe, 8.500%, 11/15/15	70,700	0.1
195,000	#	MDC Partners, Inc., 6.750%, 04/01/20	195,488	0.2
145,000		Meritage Homes Corp., 7.000%, 04/01/22	160,225	0.1
59,850		Metaldyne LLC - TL B 1L, 5.000%, 12/18/18	60,299	0.1
150,000		MGM Resorts International, 6.750%, 10/01/20	155,625	0.1
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	84,788	0.1
475,000	#	NANA Development Corp., 9.500%, 03/15/19	476,188	0.4
447,852	#,&	Pegasus Solutions, Inc., 13.000%, 04/15/14	434,416	0.4
175,000	#	Pittsburgh Glass Works, LLC, 8.500%, 04/15/16	174,125	0.2
450,000		Quebecor Media, Inc., 5.750%, 01/15/23	441,000	0.4
270,000		Regal Entertainment Group, 5.750%, 02/01/25	257,850	0.2
130,000		Ryland Group, Inc., 5.375%, 10/01/22	125,775	0.1
165,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	162,113	0.2
100,000		Scientific Games International, Inc., 6.250%, 09/01/20	101,000	0.1
205,000		Scientific Games International, Inc., 9.250%, 06/15/19	222,938	0.2
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	157,675	0.1
365,000	#	Sotheby’s, 5.250%, 10/01/22	355,875	0.3
235,000		Standard Pacific Corp., 1.250%, 08/01/32	300,947	0.3
117,000		Star Gas Partners L.P., 8.875%, 12/01/17	121,095	0.1
245,000	#	Tempur Sealy International, Inc., 6.875%, 12/15/20	259,700	0.2
70,000	#	Tower Automotive Holdings USA, LLC, 10.625%, 09/01/17	74,550	0.1
465,000		Tower Automotive Holdings - TL B 1L, 5.750%, 04/17/20	467,325	0.4
59,809		Univision Communications, Inc., 4.500%, 03/01/20	60,093	0.1
665,000	#	Univision Communications, Inc., 6.875%, 05/15/19	701,575	0.6

See Accompanying Notes to Financial Statements

71

245,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	269,500	0.2
400,000		Virgin Media Investment Holding, 3.500%, 02/15/20	396,875	0.4
99,250		Wide Open West Finance, LLC, 4.750%, 07/17/18	99,653	0.1
440,000	#	Wolverine Healthcare Analytics, 10.625%, 06/01/20	486,200	0.4
			14,904,772	13.6

		Consumer Staples: 4.7%
149,625		AdvancePierre Foods - TL L, 5.750%, 07/10/17	150,810	0.1
430,000		Alliance One International, Inc., 5.500%, 07/15/14	438,331	0.4
825,000		Alliance One International, Inc., 10.000%, 07/15/16	847,687	0.8
200,000		B&G Foods, Inc., 4.625%, 06/01/21	191,500	0.2
145,000	#	Chiquita Brands International, Inc. / LLC, 7.875%, 02/01/21	152,250	0.1
225,000		Constellation Brands, Inc., 3.750%, 05/01/21	211,219	0.2
275,000		Constellation Brands, Inc., 4.250%, 05/01/23	260,219	0.2
250,000	#	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	270,625	0.3
300,000	#	Live Nation Entertainment, Inc., 7.000%, 09/01/20	316,875	0.3
425,000		Post Holdings, Inc., 7.375%, 02/15/22	456,875	0.4
250,000	#	Revlon Consumer Products Corp., 5.750%, 02/15/21	244,687	0.2
100,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	101,000	0.1
235,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	233,531	0.2
335,000		Reynolds Group Issuer, Inc., 8.500%, 05/15/18	346,725	0.3
265,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	284,875	0.3
480,000		Yankee Candle Co., Inc./The, 9.750%, 02/15/17	496,500	0.5
81,233		Yankee Candle Co., 5.250%, 04/02/19	81,504	0.1
			5,085,213	4.7

		Energy: 16.7%
445,000		Alpha Natural Resources, Inc., 3.750%, 12/15/17	380,475	0.3
175,000		Antero Resources Finance Corp., 6.000%, 12/01/20	173,250	0.2
145,000	#	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp., 4.750%, 11/15/21	130,681	0.1
155,000	#	Aurora USA Oil & Gas, Inc., 7.500%, 04/01/20	152,675	0.1
380,000		Basic Energy Services, Inc., 7.750%, 10/15/22	377,150	0.3
205,000		Bristow Group, Inc., 6.250%, 10/15/22	210,894	0.2
100,000		Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	104,500	0.1
154,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	165,550	0.1
125,000		Chaparral Energy, Inc., 7.625%, 11/15/22	128,125	0.1
170,000		Chaparral Energy, Inc., 8.250%, 09/01/21	179,775	0.2
300,000		Chesapeake Energy Corp., 2.250%, 12/15/38	264,375	0.2
208,000		Chesapeake Energy Corp., 2.500%, 05/15/37	196,950	0.2
152,000		Chesapeake Energy Corp., 2.500%, 05/15/37	142,880	0.1
460,000		Chesapeake Energy Corp., 5.375%, 06/15/21	458,850	0.4
120,000		Cimarex Energy Co., 5.875%, 05/01/22	124,800	0.1
825,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	876,047	0.8
175,000		Comstock Resources, Inc., 7.750%, 04/01/19	179,375	0.2
225,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	239,062	0.2
200,000		Concho Resources, Inc., 5.500%, 04/01/23	198,000	0.2
100,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	102,250	0.1
290,000		Denbury Resources, Inc., 4.625%, 07/15/23	267,887	0.2
245,000	#	Drill Rigs Holdings, Inc., 6.500%, 10/01/17	245,612	0.2
200,000		Enterprise Products Operating L.P., 7.000%, 06/01/67	212,670	0.2
275,000		EP Energy, LLC, 7.750%, 09/01/22	295,625	0.3
78,217	#,&	EP Energy, LLC, 8.125%, 12/15/17	80,172	0.1
500,000		EP Energy, LLC, 9.375%, 05/01/20	567,500	0.5
255,000		EPL Oil & Gas, Inc., 8.250%, 02/15/18	263,925	0.2
150,000	#	Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 04/01/21	148,500	0.1
700,000	#	Foresight Energy, LLC, 9.625%, 08/15/17	738,500	0.7
313,273		Frac Tech International, LLC, 8.500%, 05/06/16	303,204	0.3
100,000	#	Genesis Energy L.P. / Genesis Energy Finance Corp., 5.750%, 02/15/21	98,000	0.1
100,000		Golar LNG Ltd., 3.750%, 03/07/17	95,905	0.1

See Accompanying Notes to Financial Statements

72

305,000		Goodrich Petroleum Corp., 8.875%, 03/15/19	301,950	0.3
2,000	#	Green Field Energy Services, Inc., 13.250%, 11/15/16	2,090	0.0
75,000	#	Green Field Energy Services, Inc., 13.250%, 11/15/16	78,375	0.1
380,000	#	Gulfport Energy Corp., 7.750%, 11/01/20	386,650	0.4
320,000		Halcon Resources Corp., 8.875%, 05/15/21	312,000	0.3
170,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	175,950	0.2
200,000		Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.500%, 03/01/20	202,500	0.2
66,000	#	James River Coal Co., 10.000%, 06/01/18	44,550	0.0
80,000		Key Energy Services, Inc., 6.750%, 03/01/21	77,200	0.1
100,000	#	Kodiak Oil & Gas Corp., 5.500%, 01/15/21	97,625	0.1
160,000		Kodiak Oil & Gas Corp., 8.125%, 12/01/19	174,400	0.2
200,000	#	Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	193,000	0.2
525,000	#	Linn Energy, LLC/Linn Energy Finance Corp., 6.250%, 11/01/19	502,687	0.5
70,000		Massey Energy Co., 3.250%, 08/01/15	63,700	0.1
250,000	#	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.250%, 06/01/21	235,313	0.2
205,000	#	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, 10.750%, 10/01/20	207,050	0.2
150,000	#	Murray Energy Corp., 8.625%, 06/15/21	150,750	0.1
620,000		Northern Oil and Gas, Inc., 8.000%, 06/01/20	629,300	0.6
365,000		Oasis Petroleum, Inc., 6.875%, 01/15/23	377,775	0.3
225,000	#	Offshore Group Investment Ltd., 7.125%, 04/01/23	222,188	0.2
300,000		Offshore Group Investment Ltd., 7.500%, 11/01/19	314,250	0.3
200,000	#	Pacific Drilling SA, 5.375%, 06/01/20	187,500	0.2
240,000	#	PDC Energy, Inc., 7.750%, 10/15/22	249,000	0.2
300,000		Penn Virginia Resource Partners L.P., 8.375%, 06/01/20	318,000	0.3
115,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	109,825	0.1
650,000		Plains Exploration & Production Co., 6.125%, 06/15/19	689,700	0.6
210,000		QR Energy L.P. / QRE Finance Corp., 9.250%, 08/01/20	216,825	0.2
485,000		Quicksilver Resources, Inc., 7.125%, 04/01/16	429,225	0.4
275,000		Range Resources Corp., 5.000%, 03/15/23	270,188	0.2
325,000	#	Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	316,063	0.3
270,000	#	Samson Investment Co., 10.000%, 02/15/20	285,863	0.3
160,000	#	Seitel, Inc., 9.500%, 04/15/19	161,200	0.1
395,000	#	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18	412,775	0.4
110,000		SM Energy Co., 6.500%, 11/15/21	116,050	0.1
100,000		Stone Energy Corp., 1.750%, 03/01/17	93,000	0.1
195,000		Stone Energy Corp., 7.500%, 11/15/22	202,800	0.2
155,000	#	Talos Production LLC, 9.750%, 02/15/18	148,025	0.1
190,000		Targa Resources Partners L.P., 6.375%, 08/01/22	199,975	0.2
330,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	296,175	0.3
300,000		Tesoro Corp., 5.375%, 10/01/22	305,250	0.3
155,000		Unit Corp., 6.625%, 05/15/21	158,875	0.1
125,000		Vanguard Natural Resources, LLC, 7.875%, 04/01/20	128,750	0.1
75,000	#	Western Refining, Inc., 6.250%, 04/01/21	73,500	0.1
			18,221,031	16.7

		Financials: 7.5%
249,375		Alliant Insurance Services, 5.000%, 12/07/19	250,038	0.2
70,000		Apollo Investment Corp., 5.750%, 01/15/16	74,069	0.1
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	288,750	0.3
405,000		Citigroup, Inc., 5.350%, 05/29/49	381,389	0.3
400,000		CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	401,000	0.4
320,818		Confie Seguros Holding II - TL 1L, 6.500%, 11/08/18	320,818	0.3
200,000	#	DFC Global Corp., 3.250%, 04/15/17	197,375	0.2
300,000	#	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21	292,500	0.3

See Accompanying Notes to Financial Statements

73

200,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	218,298	0.2
365,000		Forest City Enterprises, Inc., 4.250%, 08/15/18	409,941	0.4
1,645,000		Forest City Enterprises, Inc., 6.500%, 02/01/17	1,620,325	1.5
150,000	#	Host Hotels & Resorts L.P., 2.500%, 10/15/29	203,625	0.2
211,824		HUB International Holdings, Inc., 3.695%, 06/13/14	212,240	0.2
325,000	#	Hub International Ltd., 8.125%, 10/15/18	339,625	0.3
70,000		Janus Capital Group, Inc., 6.700%, 06/15/17	78,206	0.1
220,000	#	Jefferies Finance LLC, 7.375%, 04/01/20	214,500	0.2
305,000		National Money Mart Co., 10.375%, 12/15/16	324,825	0.3
120,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/22	117,600	0.1
350,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	337,750	0.3
550,000	#	Onex USI Aquisition Corp., 7.750%, 01/15/21	544,500	0.5
250,000	#	Residential Reinsurance 2012 Ltd. (Cat Bond), 12.786%, 12/06/16	266,550	0.2
308,000		Sabra Health Care L.P. / Sabra Capital Corp., 8.125%, 11/01/18	331,870	0.3
40,701		Springleaf Finance Corp., 5.500%, 05/10/17	40,809	0.0
525,000	#	USB Realty Corp., 1.424%, 12/29/49	454,125	0.4
300,000	#	WEX, Inc., 4.750%, 02/01/23	285,000	0.2
			8,205,728	7.5

		Health Care: 9.1%
250,000		Accellent, Inc., 8.375%, 02/01/17	260,000	0.2
710,000		Alere, Inc., 3.000%, 05/15/16	703,344	0.6
520,000		Auxilium Pharmaceuticals, Inc., 1.500%, 07/15/18	502,775	0.5
150,000		Aviv Healthcare Properties L.P. / Aviv Healthcare Capital Corp., 7.750%, 02/15/19	160,875	0.2
350,000		Corsicanto Ltd., 3.500%, 01/15/32	374,062	0.3
532,000		Cubist Pharmaceuticals, Inc., 2.500%, 11/01/17	933,328	0.9
427,437		Gentiva Health Services, Inc., 6.500%, 05/23/16	429,753	0.4
228,000		Gentiva Health Services, Inc., 11.500%, 09/01/18	235,980	0.2
450,000		Hologic, Inc., 2.000%, 12/15/37	502,594	0.5
400,000		Kindred Healthcare, Inc., 8.250%, 06/01/19	412,000	0.4
332,000		Lantheus Medical Imaging, Inc., 9.750%, 05/15/17	294,650	0.3
250,000		MedAssets, Inc., 8.000%, 11/15/18	266,250	0.2
225,000	#	Molina Healthcare, Inc., 1.125%, 01/15/20	247,359	0.2
210,000		NuVasive, Inc., 2.750%, 07/01/17	208,163	0.2
265,000	#	Pacira Pharmaceuticals, Inc., 3.250%, 02/01/19	368,516	0.3
425,000		PDL BioPharma, Inc., 3.750%, 05/01/15	526,469	0.5
350,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	386,750	0.4
305,000		Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	365,428	0.3
155,000	#	Sky Growth Acquisition Corp., 7.375%, 10/15/20	159,650	0.1
129,350		Surgery Center Holdings, Inc. - TL 1L, 6.000%, 04/11/19	130,074	0.1
878,852	#,&	Surgical Care Affiliates, Inc., 8.875%, 07/15/15	883,246	0.8
235,000		Surgical Care Affiliates, Inc. - TL C-DD 1L, 06/24/18	235,147	0.2
480,000		Theravance, Inc., 2.125%, 01/15/23	742,200	0.7
100,000		United Surgical Partners International, Inc., 9.000%, 04/01/20	108,500	0.1
150,000		Vanguard Health Holding Co. II, LLC, 7.750%, 02/01/19	159,750	0.2
315,000	#	VPI Escrow Corp., 6.375%, 10/15/20	313,031	0.3
			9,909,894	9.1

		Industrials: 7.9%
250,000	#	ADS Tactical, Inc., 11.000%, 04/01/18	242,500	0.2
160,443		Aeroflex, Inc., 4.500%, 05/09/18	161,579	0.2
150,000	#	Aguila 3 SA, 7.875%, 01/31/18	155,250	0.1
200,000	#	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 11/15/22	199,500	0.2
100,000		Aircastle Ltd., 7.625%, 04/15/20	110,500	0.1
175,000		Atkore International, Inc., 9.875%, 01/01/18	186,375	0.2
250,000	#	Aviation Capital Group Corp., 6.750%, 04/06/21	263,569	0.2

See Accompanying Notes to Financial Statements

74

600,000	#	Boart Longyear Management Pty Ltd., 7.000%, 04/01/21	568,500	0.5
550,000	#,±	CEVA Group PLC, 1.150%, 04/01/18	485,375	0.5
145,000	#	CEVA Group PLC, 11.625%, 10/01/16	147,175	0.1
205,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	215,763	0.2
225,000		Coleman Cable, Inc., 9.000%, 02/15/18	239,625	0.2
85,000		Continental Airlines, Inc., 4.500%, 01/15/15	148,909	0.1
175,204		DAE Aviation Holdings, Inc., 6.250%, 11/02/18	175,423	0.2
79,426		DAE Aviation Holdings, Inc., 6.250%, 07/31/14	79,525	0.1
350,000	#	FTI Consulting, Inc., 6.000%, 11/15/22	356,125	0.3
509,000		General Cable Corp., 4.500%, 11/15/29	563,081	0.5
120,000		Greenbrier Cos, Inc., 3.500%, 04/01/18	123,900	0.1
270,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	282,825	0.3
194,655		Hunter Defense Technologies, 3.450%, 08/01/14	188,816	0.2
250,000	#,&	Igloo Holdings Corp., 8.250%, 12/15/17	251,875	0.2
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	327,050	0.3
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	190,950	0.2
100,000	#	LKQ Corp., 4.750%, 05/15/23	95,750	0.1
250,000	#	Mcron Finance Sub, LLC / Mcron Finance Corp., 8.375%, 05/15/19	256,250	0.2
180,000		Meritor, Inc., 6.750%, 06/15/21	172,800	0.2
140,000	#	Meritor, Inc., 7.875%, 03/01/26	170,888	0.2
100,000		Monitronics International, Inc., 9.125%, 04/01/20	104,000	0.1
465,000		Mueller Water Products, Inc., 7.375%, 06/01/17	478,950	0.4
580,000		Navistar International Corp., 8.250%, 11/01/21	572,750	0.5
255,000		New Enterprise Stone & Lime Co., 11.000%, 09/01/18	184,875	0.2
100,000		Park-Ohio Industries, Inc., 8.125%, 04/01/21	109,000	0.1
205,000		RTI International Metals, Inc., 1.625%, 10/15/19	193,981	0.2
150,000	#	Silver II US Holdings, LLC, 7.750%, 12/15/20	151,500	0.1
250,000		Terex Corp., 6.000%, 05/15/21	250,625	0.2
200,000	&	YCC Holdings, LLC / Yankee Finance, Inc., 10.250%, 02/15/16	205,000	0.2
			8,610,559	7.9

		Information Technology: 9.1%
210,000		Advanced Micro Devices, Inc., 7.500%, 08/15/22	204,225	0.2
460,000	#	Brocade Communications Systems, Inc., 4.625%, 01/15/23	434,700	0.4
250,000		Ciena Corp., 0.875%, 06/15/17	241,562	0.2
150,000		Emdeon, Inc., 11.000%, 12/31/19	169,875	0.2
221,528		Expert Global Solutions, Inc., 8.500%, 04/03/18	224,574	0.2
75,000	#	First Data Corp., 7.375%, 06/15/19	77,438	0.1
89,000	#	First Data Corp., 8.250%, 01/15/21	91,225	0.1
89,000		First Data Corp., 12.625%, 01/15/21	94,562	0.1
75,000	#	Flextronics International Ltd., 4.625%, 02/15/20	73,125	0.1
120,000	#	Flextronics International Ltd., 5.000%, 02/15/23	116,700	0.1
510,000		j2 Global, Inc., 8.000%, 08/01/20	535,500	0.5
571,000		Lam Research Corp., 1.250%, 05/15/18	636,308	0.6
250,000		SunEdison, Inc., 7.750%, 04/01/19	238,125	0.2
450,000		Mentor Graphics Corp., 4.000%, 04/01/31	549,563	0.5
265,000		NCR Corp., 5.000%, 07/15/22	257,050	0.2
460,000		Novellus Systems, Inc., 2.625%, 05/15/41	650,613	0.6
750,000		Nuance Communications, Inc., 2.750%, 11/01/31	776,250	0.7
606,000		ON Semiconductor Corp., 2.625%, 12/15/26	699,551	0.6
400,000	#	Rexel SA, 5.250%, 06/15/20	401,000	0.4
595,000	#	Seagate HDD Cayman, 4.750%, 06/01/23	557,813	0.5
250,000		Seagate HDD Cayman, 7.000%, 11/01/21	268,750	0.2
295,000	#	Shutterfly, Inc., 0.250%, 05/15/18	326,159	0.3
255,000		SunPower Corp., 4.500%, 03/15/15	298,828	0.3
220,000		TIBCO Software, Inc., 2.250%, 05/01/32	214,913	0.2
49,246		Vertafore, Inc., 4.250%, 07/31/16	49,389	0.0
65,000		ViaSat, Inc., 6.875%, 06/15/20	68,900	0.1
375,000	#	Viasystems, Inc., 7.875%, 05/01/19	397,500	0.4
545,000	#	Vishay Intertechnology, Inc., 2.250%, 05/15/41	490,841	0.5

See Accompanying Notes to Financial Statements

75

50,000		WebMD Health Corp., 2.250%, 03/31/16	49,250	0.0
635,000		WebMD Health Corp., 2.500%, 01/31/18	590,550	0.5
100,000		Xilinx, Inc., 3.125%, 03/15/37	138,500	0.1
			9,923,339	9.1

		Materials: 7.8%
300,000		AEP Industries, Inc., 8.250%, 04/15/19	324,375	0.3
400,000	#	Algoma Acquisition Corp., 9.875%, 06/15/15	312,000	0.3
373,944	#,&	ARD Finance SA, 11.125%, 06/01/18	398,250	0.4
200,000	#	Ardagh Packaging Finance PLC, 4.875%, 11/15/22	187,500	0.2
200,000	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	193,250	0.2
325,000		Ball Corp., 4.000%, 11/15/23	301,844	0.3
165,000	#	Bombardier, Inc., 6.125%, 01/15/23	164,587	0.2
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	143,775	0.1
100,000	#	Clearwater Paper Corp., 4.500%, 02/01/23	95,500	0.1
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	707,200	0.6
350,000	#	Eldorado Gold Corp., 6.125%, 12/15/20	339,500	0.3
300,000		Exopack Holding Corp., 10.000%, 06/01/18	305,250	0.3
60,000	#	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 04/15/20	60,150	0.1
220,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	225,500	0.2
219,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	210,240	0.2
320,000	#	IAMGOLD Corp., 6.750%, 10/01/20	272,000	0.2
150,000	#	JMC Steel Group, 8.250%, 03/15/18	147,375	0.1
200,000		Kaiser Aluminum Corp., 8.250%, 06/01/20	222,500	0.2
350,000	#	Midwest Vanadium Pty Ltd., 11.500%, 02/15/18	259,000	0.2
155,000		Millar Western Forest Products Ltd., 8.500%, 04/01/21	153,838	0.1
225,000		Molycorp, Inc., 10.000%, 06/01/20	219,375	0.2
325,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	329,875	0.3
80,000	#	Prince Mineral Holding Corp., 11.500%, 12/15/19	86,000	0.1
410,000	#	Resolute Forest Products, Inc., 5.875%, 05/15/23	367,975	0.3
235,000	#	Sappi Papier Holding GmbH, 8.375%, 06/15/19	248,806	0.2
165,000	#	Sealed Air Corp., 5.250%, 04/01/23	160,875	0.1
280,000		Steel Dynamics, Inc., 5.125%, 06/15/14	300,125	0.3
185,000	#	Steel Dynamics, Inc., 6.125%, 08/15/19	196,563	0.2
185,000	#	Steel Dynamics, Inc., 6.375%, 08/15/22	196,100	0.2
480,000		Texas Industries, Inc., 9.250%, 08/15/20	519,600	0.5
310,000	#	Tronox Finance, LLC, 6.375%, 08/15/20	293,725	0.3
120,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	123,000	0.1
125,000		United States Steel Corp., 2.750%, 04/01/19	123,984	0.1
305,000		Xerium Technologies, Inc., 8.875%, 06/15/18	308,050	0.3
			8,497,687	7.8

		Telecommunication Services: 4.2%
200,000		CenturyLink, Inc., 6.450%, 06/15/21	209,500	0.2
450,000		Cincinnati Bell, Inc., 8.250%, 10/15/17	471,375	0.4
288,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	298,080	0.3
160,000	#	DigitalGlobe, Inc., 5.250%, 02/01/21	154,400	0.2
245,000		Frontier Communications Corp., 8.500%, 04/15/20	271,337	0.3
555,000		Frontier Communications Corp., 8.750%, 04/15/22	607,725	0.6
200,000		Frontier Communications Corp., 9.250%, 07/01/21	229,500	0.2
250,000	#	Intelsat Jackson Holdings SA, 6.625%, 12/15/22	243,750	0.2
200,000	#	Intelsat Luxembourg SA, 7.750%, 06/01/21	202,750	0.2
1,445,000	X	Millicom International Cellular S.A. Escrow, 11/15/26	—	—
140,000		TW Telecom Inc., 5.375%, 10/01/22	139,650	0.1
322,097		West Corp., 3.750%, 06/30/18	322,661	0.3
460,000		Windstream Corp., 7.500%, 06/01/22	471,500	0.4
350,000		Windstream Corp., 7.750%, 10/01/21	364,000	0.3
200,000		Windstream Corp., 7.750%, 10/15/20	208,000	0.2

See Accompanying Notes to Financial Statements

76

375,000		Windstream Corp., 6.375%, 08/01/23	352,500	0.3
			4,546,728	4.2

		Utilities: 1.4%
505,000		AES Corp./VA, 4.875%, 05/15/23	472,175	0.4
555		AES Red Oak, LLC, 8.540%, 11/30/19	585	0.0
275,000		NRG Energy, Inc., 7.625%, 01/15/18	295,625	0.3
300,000		NRG Energy, Inc., 7.625%, 05/15/19	315,000	0.3
200,000		NRG Energy, Inc., 7.875%, 05/15/21	214,500	0.2
200,000	#	SunPower Corp., 0.750%, 06/01/18	207,628	0.2
100,000	#	Texas Competitive Electric Holdings Co., LLC, 11.500%, 10/01/20	75,250	0.0
			1,580,763	1.4

		Total Corporate Bonds/Notes (Cost $86,472,506)	89,485,714	82.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
100,000	#	Extended Stay America Trust, 7.625%, 12/05/19	100,465	0.1
1,000,000	#	Timberstar Trust, 7.530%, 10/15/36	1,020,062	0.9

		Total Collateralized Mortgage Obligations (Cost $1,112,583)	1,120,527	1.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 10.6%
		Consumer Discretionary: 0.4%
7,209		Starbucks Corp.	472,117	0.4

		Consumer Staples: 0.1%
14,913	@	Alliance One International, Inc.	56,669	0.1

		Energy: 0.6%
15,181	@	Hercules Offshore, Inc.	106,874	0.1
6,900		Marathon Oil Corp.	238,602	0.2
3,450		Marathon Petroleum Corp.	245,157	0.2
795	@	Transocean Ltd.	38,121	0.1
			628,754	0.6

		Financials: 0.8%
45,484	@	Forest City Enterprises, Inc.	814,618	0.7
2,445		Legg Mason, Inc.	75,820	0.1
1,476	@	Perseus Holding Corp.	3,690	0.0
			894,128	0.8

		Health Care: 3.3%
7,962		Aetna, Inc.	505,905	0.5
1,400	@	Alere, Inc.	34,300	0.0
3,611	@	Alere, Inc.	819,661	0.8
3,321	@	Bio-Rad Laboratories, Inc.	372,616	0.3
5,400		Cigna Corp.	391,446	0.4
11,045		Thermo Fisher Scientific, Inc.	934,738	0.9
4,850	@	Waters Corp.	485,243	0.4
			3,543,909	3.3

		Industrials: 2.1%
6,648	@	BE Aerospace, Inc.	419,356	0.4
19,600	@	Commercial Vehicle Group, Inc.	146,216	0.1
8,081	@	DigitalGlobe, Inc.	250,592	0.2
5,414		ESCO Technologies, Inc.	175,305	0.2
6,900		Exelis, Inc.	95,151	0.1
4,100		General Cable Corp.	126,075	0.1
785	@	Horizon Lines, Inc.	1,060	0.0
3,450		ITT Corp.	101,464	0.1
5,900		Joy Global, Inc.	286,327	0.3
5,449		Kennametal, Inc.	211,585	0.2
16,300	@	Orbital Sciences Corp.	283,131	0.2
6,900		Xylem, Inc.	185,886	0.2
			2,282,148	2.1

		Information Technology: 1.4%
5,800	@	Arrow Electronics, Inc.	231,130	0.2
5,800		EMC Corp.	136,996	0.1
14,400	@	Ingram Micro, Inc.	273,456	0.3
9,479	@	Itron, Inc.	402,194	0.4
21	@,X	Magnachip Semiconductors S.A.	—	—
32,651	@	OCZ Technology Group, Inc.	47,344	0.0
9,964	@	TE Connectivity Ltd.	453,761	0.4
			1,544,881	1.4

		Materials: 1.7%
10,495		Axiall Corp.	446,877	0.4
16,600		Freeport-McMoRan Copper & Gold, Inc.	458,326	0.4
12,892	@	LyondellBasell Industries NV Class A	854,224	0.8
1,700	@	Owens-Illinois, Inc.	47,243	0.0
91,233	@	Polymet Mining Corp.	63,863	0.1
			1,870,533	1.7

		Telecommunication Services: 0.2%
28,800		Windstream Corp.	222,048	0.2

		Total Common Stock (Cost $7,262,415)	11,515,187	10.6

PREFERRED STOCK: 2.6%
		Consumer Discretionary: 0.6%
7,900	@	Sealy Corp.	626,075	0.6

		Energy: 0.7%
6,800	@,P	NuStar Logistics L.P.	178,160	0.2
11,500	@	Petroquest Energy, Inc.	346,437	0.3
1,016	@	SandRidge Energy, Inc.	87,313	0.1
1,400	@	SandRidge Energy, Inc.	131,936	0.1
			743,846	0.7

		Financials: 0.8%
325	#,@,P	Ally Financial, Inc.	308,923	0.3
3,000	@	AMG Capital Trust II	162,562	0.1
13,000	@,P	GMAC Capital Trust I	338,650	0.3

See Accompanying Notes to Financial Statements

77

775	#,@	Perseus Holding Corp.	63,938	0.1
			874,073	0.8

		Industrials: 0.3%
2,200	@,P	General Cable Corp.	338,662	0.3

		Utilities: 0.2%
12,000	@,P	PPL Capital Funding, Inc.	288,960	0.2

		Total Preferred Stock (Cost $3,446,285)	2,871,616	2.6

RIGHTS: 0.0%
		Materials: 0.0%
91,233	@	Polymet Mining Corp.	2,098	0.0

		Total Rights (Cost $—)	2,098	0.0

WARRANTS: 0.2%
		Consumer Discretionary: 0.0%
197	@	Lear Corp.	11,910	0.0

		Energy: 0.0%
75	#,@	Green Field Energy Services, Inc.	4,500	0.0

		Industrials: 0.2%
3,874,272	@	Horizon Lines, Inc.	209,211	0.2

		Information Technology: —%
840	@,X	Magnachip Semiconductors S.A.	—	—

		Total Warrants (Cost $365,026)	225,621	0.2

		Total Long-Term Investments (Cost $98,658,815)	105,220,763	96.4

SHORT-TERM INVESTMENTS: 2.4%
		Mutual Funds: 2.4%
2,622,071		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,622,071)	2,622,071	2.4

		Total Short-Term Investments (Cost $2,622,071)	2,622,071	2.4

		Total Investments in Securities (Cost $101,280,886)	$107,842,834	98.8
		Assets in Excess of Other Liabilities	1,338,927	1.2
		Net Assets	$109,181,761	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
P	Preferred Stock may be called prior to convertible date.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Cost for federal income tax purposes is $101,642,905.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,648,369
Gross Unrealized Depreciation	(4,448,440)

Net Unrealized Appreciation	$6,199,929

See Accompanying Notes to Financial Statements

78

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$472,117	$—	$—	$472,117
Consumer Staples	56,669	—	—	56,669
Energy	628,754	—	—	628,754
Financials	890,438	—	3,690	894,128
Health Care	3,543,909	—	—	3,543,909
Industrials	2,282,148	—	—	2,282,148
Information Technology	1,544,881	—	—	1,544,881
Materials	1,870,533	—	—	1,870,533
Telecommunication Services	222,048	—	—	222,048
Total Common Stock	11,511,497	—	3,690	11,515,187
Preferred Stock	288,960	2,518,718	63,938	2,871,616
Rights	2,098	—	—	2,098
Warrants	16,410	209,211	—	225,621
Corporate Bonds/Notes	—	89,219,164	266,550	89,485,714
Collateralized Mortgage Obligations	—	1,120,527	—	1,120,527
Short-Term Investments	2,622,071	—	—	2,622,071
Total Investments, at fair value	$14,441,036	$93,067,620	$334,178	$107,842,834

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

79

ING T. ROWE PRICE DIVERSIFIED	PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO	AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 23.0%
12,300	@	Autozone, Inc.	5,211,387	0.7
61,300	@	Bed Bath & Beyond, Inc.	4,346,170	0.6
127,200	@	Bloomin’ Brands, Inc.	3,164,736	0.4
58,100		Brinker International, Inc.	2,290,883	0.3
120,300	@	Carmax, Inc.	5,553,048	0.7
35,700	@	Charter Communications, Inc.	4,421,445	0.6
83,200		Chico’s FAS, Inc.	1,419,392	0.2
11,100	@	Chipotle Mexican Grill, Inc.	4,044,285	0.5
72,800		Choice Hotels International, Inc.	2,889,432	0.4
49,100		Dick’s Sporting Goods, Inc.	2,457,946	0.3
79,250	@	Discovery Communications, Inc. - Class C	5,520,555	0.7
82,900	@	Dollar General Corp.	4,180,647	0.5
95,100	@	Dollar Tree, Inc.	4,834,884	0.6
21,700		DSW, Inc.	1,594,299	0.2
37,300	@	Fossil Group, Inc.	3,853,463	0.5
40,900		Gap, Inc.	1,706,757	0.2
102,900		Gentex Corp.	2,371,845	0.3
233,880	@	Groupon, Inc.	1,987,980	0.3
35,800		Guess ?, Inc.	1,110,874	0.1
29,000	@	Hyatt Hotels Corp.	1,170,440	0.2
137,100		Interpublic Group of Cos., Inc.	1,994,805	0.3
56,000		Kohl’s Corp.	2,828,560	0.4
81,200		L Brands, Inc.	3,999,100	0.5
156,600	@	Liberty Media Corp. - Interactive	3,603,366	0.5
43,100	@	Lululemon Athletica, Inc.	2,823,912	0.4
52,650	@	The Madison Square Garden, Inc.	3,119,513	0.4
104,212		Marriott International, Inc.	4,207,038	0.6
128,800		Mattel, Inc.	5,835,928	0.8
84,400		McGraw-Hill Cos., Inc.	4,489,236	0.6
41,600		Men’s Wearhouse, Inc.	1,574,560	0.2
65,219	@	Michael Kors Holdings Ltd.	4,044,882	0.5
17,592	@	NetFlix, Inc.	3,713,495	0.5
19,900	@	Norwegian Cruise Line Holdings Ltd.	603,169	0.1
97,700		Omnicom Group, Inc.	6,142,399	0.8
52,300	@	O’Reilly Automotive, Inc.	5,890,026	0.8
97,200	@,L	Pandora Media, Inc.	1,788,480	0.2
15,700	@	Panera Bread Co.	2,919,258	0.4
41,700		Petsmart, Inc.	2,793,483	0.4
86,200		Ross Stores, Inc.	5,586,622	0.7
50,000	@	Royal Caribbean Cruises Ltd.	1,667,000	0.2
61,100		Sotheby’s	2,316,301	0.3
83,900		Starwood Hotels & Resorts Worldwide, Inc.	5,301,641	0.7
26,400	L	Strayer Education, Inc.	1,289,112	0.2
67,600	@	Taylor Morrison Home Corp.	1,648,088	0.2
48,400		Tiffany & Co.	3,525,456	0.5
82,150		Tim Hortons, Inc.	4,446,780	0.6
81,200	@	Toll Brothers, Inc.	2,649,556	0.3
32,000		Tractor Supply Co.	3,763,520	0.5
55,500	@	TripAdvisor, Inc.	3,378,285	0.4
57,200	@	TRW Automotive Holdings Corp.	3,800,368	0.5
39,300	@	Urban Outfitters, Inc.	1,580,646	0.2
26,800		Weight Watchers International, Inc.	1,232,800	0.2
39,800		Williams-Sonoma, Inc.	2,224,422	0.3
30,900		Wynn Resorts Ltd.	3,955,200	0.5
			174,867,475	23.0

		Consumer Staples: 5.8%
34,100		Beam, Inc.	2,152,051	0.3
44,750		Brown-Forman Corp.	3,022,863	0.4
30,000		Campbell Soup Co.	1,343,700	0.2
62,400		Church & Dwight Co., Inc.	3,850,704	0.5
29,000		Clorox Co.	2,411,060	0.3
77,700		Dr Pepper Snapple Group, Inc.	3,568,761	0.5
131,100		Flowers Foods, Inc.	2,890,755	0.4
41,000	@	Fresh Market, Inc.	2,038,520	0.3
36,900		Hershey Co.	3,294,432	0.4
21,100		JM Smucker Co.	2,176,465	0.3
41,100	@	Kellogg Co.	2,639,853	0.3
74,700		Lorillard, Inc.	3,262,896	0.4
59,700		McCormick & Co., Inc.	4,200,492	0.5
29,800		Mead Johnson Nutrition Co.	2,361,054	0.3
99,000		Whole Foods Market, Inc.	5,096,520	0.7
			44,310,126	5.8

		Energy: 5.5%
41,300		Cabot Oil & Gas Corp.	2,933,126	0.4
42,300	@	Cameron International Corp.	2,587,068	0.3
24,600		Cimarex Energy Co.	1,598,754	0.2
30,100	@	Concho Resources, Inc.	2,519,972	0.3
19,100	@	Continental Resources, Inc.	1,643,746	0.2
16,300	@	Core Laboratories NV	2,472,058	0.3
21,900		Diamond Offshore Drilling	1,506,501	0.2
26,900	@	Dresser-Rand Group, Inc.	1,613,462	0.2
40,800	@	Energy XXI Bermuda Ltd.	904,944	0.1
28,400		EQT Corp.	2,254,108	0.3
53,600	@	FMC Technologies, Inc.	2,984,448	0.4
186,500	@,L	Halcon Resources Corp.	1,057,455	0.1
147,700	@	McDermott International, Inc.	1,208,186	0.2
49,900		Oceaneering International, Inc.	3,602,780	0.5
51,000		Peabody Energy Corp.	746,640	0.1
15,200		Pioneer Natural Resources Co.	2,200,200	0.3
67,700		Range Resources Corp.	5,234,564	0.7
34,300		SM Energy Co.	2,057,314	0.3
34,500	@	Southwestern Energy Co.	1,260,285	0.2
34,400		Tesoro Corp.	1,799,808	0.2
			42,185,419	5.5

		Financials: 7.0%
30,100	@	Arch Capital Group Ltd.	1,547,441	0.2
47,700	@	Artisan Partners Asset Management, Inc.	2,380,707	0.3
50,400	@	Axis Capital Holdings Ltd.	2,307,312	0.3
59,900		BankUnited, Inc.	1,557,999	0.2

See Accompanying Notes to Financial Statements

80

92,200		Brown & Brown, Inc.	2,972,528	0.4
81,733		CBOE Holdings, Inc.	3,812,027	0.5
167,900	@	E*Trade Financial Corp.	2,125,614	0.3
78,500		Fidelity National Financial, Inc.	1,869,085	0.2
127,413		First Horizon National Corp.	1,427,026	0.2
117,000	@	Forest City Enterprises, Inc.	2,095,470	0.3
43,600		HCC Insurance Holdings, Inc.	1,879,596	0.3
24,200	@	IntercontinentalExchange, Inc.	4,301,792	0.6
58,400	@	Invesco Ltd.	1,857,120	0.2
34,300		Jones Lang LaSalle, Inc.	3,126,102	0.4
97,200	@	Lazard Ltd.	3,124,980	0.4
59,100		Moody’s Corp.	3,600,963	0.5
45,900	@	MSCI, Inc. - Class A	1,527,093	0.2
30,200		Northern Trust Corp.	1,748,580	0.2
73,700		Progressive Corp.	1,873,454	0.2
18,500	@	RenaissanceRe Holdings Ltd.	1,605,615	0.2
23,300	@	SVB Financial Group	1,941,356	0.3
67,600		TD Ameritrade Holding Corp.	1,642,004	0.2
45,100	@	Willis Group Holdings PLC	1,839,178	0.2
31,700		WR Berkley Corp.	1,295,262	0.2
			53,458,304	7.0

		Health Care: 15.8%
67,000	@	Alexion Pharmaceuticals, Inc.	6,180,080	0.8
69,900	@	Alkermes PLC	2,004,732	0.3
112,500		AmerisourceBergen Corp.	6,280,875	0.8
76,700	@	Ariad Pharmaceuticals, Inc.	1,341,483	0.2
17,500	@,L	Athenahealth, Inc.	1,482,600	0.2
59,300	@	BioMarin Pharmaceuticals, Inc.	3,308,347	0.4
91,800	@	Bruker BioSciences Corp.	1,482,570	0.2
122,650	@	Catamaran Corp.	5,975,508	0.8
31,400	@	Cerner Corp.	3,017,226	0.4
31,100		Cigna Corp.	2,254,439	0.3
46,400		Community Health Systems, Inc.	2,175,232	0.3
23,600	@	Covance, Inc.	1,796,904	0.2
30,300		CR Bard, Inc.	3,293,004	0.4
36,800	@	Cubist Pharmaceuticals, Inc.	1,777,440	0.2
34,400	@	DaVita, Inc.	4,155,520	0.5
74,200		Densply International, Inc.	3,039,232	0.4
17,900	@	Edwards Lifesciences Corp.	1,202,880	0.2
37,600	@	Henry Schein, Inc.	3,600,200	0.5
44,400	@	HMS Holdings Corp.	1,034,520	0.1
44,000	@	Hospira, Inc.	1,685,640	0.2
19,200		Humana, Inc.	1,620,096	0.2
35,600	@	Idexx Laboratories, Inc.	3,196,168	0.4
174,300	@,L	Incyte Corp., Ltd.	3,834,600	0.5
34,900	@	Infinity Pharmaceuticals, Inc.	567,125	0.1
26,100	@	Jazz Pharmaceuticals PLC	1,793,853	0.2
42,500	@	Laboratory Corp. of America Holdings	4,254,250	0.6
26,000	@	Medivation, Inc.	1,279,200	0.2
32,300	@	Mednax, Inc.	2,958,034	0.4
20,900	@	Mettler Toledo International, Inc.	4,205,080	0.5
51,000	@	Myriad Genetics, Inc.	1,370,370	0.2
26,800	@,X	Onyx Pharmaceuticals, Inc.	3,216,000	0.4
42,600	@	Pharmacyclics, Inc.	3,385,422	0.4
39,100		Quest Diagnostics	2,370,633	0.3
31,900		Questcor Pharmaceuticals, Inc.	1,450,174	0.2
46,300	@	Quintiles Transnational Holdings, Inc.	1,970,528	0.3
29,300	@	Regeneron Pharmaceuticals, Inc.	6,588,984	0.9
18,100		Teleflex, Inc.	1,402,569	0.2
37,200	@	Thoratec Corp.	1,164,732	0.2
38,900		Universal Health Services, Inc.	2,604,744	0.3
31,400	@	Valeant Pharmaceuticals International	2,702,912	0.4
22,100	@	Varian Medical Systems, Inc.	1,490,645	0.2
66,900	@	Vertex Pharmaceuticals, Inc.	5,343,303	0.7
16,900	@	Waters Corp.	1,690,845	0.2
21,600	@	WellCare Health Plans, Inc.	1,199,880	0.2
48,350	L	Zoetis, Inc.	1,493,531	0.2
			120,242,110	15.8

		Industrials: 16.1%
40,700	@	Alaska Air Group, Inc.	2,116,400	0.3
74,262		Ametek, Inc.	3,141,283	0.4
113,150		Babcock & Wilcox Co.	3,397,894	0.4
26,900		CH Robinson Worldwide, Inc.	1,514,739	0.2
29,500		Clarcor, Inc.	1,540,195	0.2
28,900	@	Clean Harbors, Inc.	1,460,317	0.2
31,200	@	Copa Holdings S.A.	4,090,944	0.5
53,400	@	Copart, Inc.	1,644,720	0.2
17,000	@	CoStar Group, Inc.	2,194,190	0.3
73,500		Donaldson Co., Inc.	2,621,010	0.3
17,200		Dun & Bradstreet Corp.	1,676,140	0.2
80,900		Expeditors International Washington, Inc.	3,075,009	0.4
62,900		Fastenal Co.	2,883,965	0.4
56,900		Flowserve Corp.	3,073,169	0.4
46,800		Fluor Corp.	2,775,708	0.4
53,700		Fortune Brands Home & Security, Inc.	2,080,338	0.3
33,300		Graco, Inc.	2,104,893	0.3
64,500	@	Hertz Global Holdings, Inc.	1,599,600	0.2
34,600		Hubbell, Inc.	3,425,400	0.5
32,100		IDEX Corp.	1,727,301	0.2
44,400	@	IHS, Inc.	4,634,472	0.6
44,300		JB Hunt Transport Services, Inc.	3,200,232	0.4
24,800		Joy Global, Inc.	1,203,544	0.2
44,800		Kansas City Southern	4,747,008	0.6
45,400		Landstar System, Inc.	2,338,100	0.3
47,000		Manpower, Inc.	2,575,600	0.3
55,400	@	Nielsen Holdings NV	1,860,886	0.2
28,200		Nordson Corp.	1,954,542	0.3
25,100		Paccar, Inc.	1,346,866	0.2
52,400		Pall Corp.	3,480,932	0.5
62,800	@	Quanta Services, Inc.	1,661,688	0.2

See Accompanying Notes to Financial Statements

81

76,700	@	Rexnord Corp.	1,292,395	0.2
40,600	L	Ritchie Brothers Auctioneers, Inc.	780,332	0.1
72,800		Robert Half International, Inc.	2,419,144	0.3
41,800		Roper Industries, Inc.	5,192,396	0.7
60,500	@	Sensata Technologies Holdings N.V.	2,111,450	0.3
18,700		Snap-On, Inc.	1,671,406	0.2
224,700		Southwest Airlines Co.	2,896,383	0.4
16,500	@	Stericycle, Inc.	1,822,095	0.2
57,700	@	Terex Corp.	1,517,510	0.2
59,000		Textron, Inc.	1,536,950	0.2
17,200		TransDigm Group, Inc.	2,696,444	0.4
18,800		Triumph Group, Inc.	1,488,020	0.2
23,700		Valmont Industries, Inc.	3,391,233	0.4
54,600	@	Verisk Analytics, Inc.	3,259,620	0.4
37,400	@	WABCO Holdings, Inc.	2,793,406	0.4
55,200		Wabtec Corp.	2,949,336	0.4
82,500		Waste Connections, Inc.	3,394,050	0.4
18,100		WW Grainger, Inc.	4,564,458	0.6
			122,923,713	16.1

		Information Technology: 18.4%
30,200	@,L	3D Systems Corp.	1,325,780	0.2
18,500	@	Alliance Data Systems Corp.	3,349,055	0.4
131,100		Altera Corp.	4,324,989	0.6
55,600		Amphenol Corp.	4,333,464	0.6
60,700		Analog Devices, Inc.	2,735,142	0.4
51,100	@	Ansys, Inc.	3,735,410	0.5
79,000		ARM Holdings PLC ADR	2,858,220	0.4
99,100	@	Aruba Networks, Inc.	1,522,176	0.2
144,600	@	Atmel Corp.	1,062,810	0.1
85,800	@	Autodesk, Inc.	2,912,052	0.4
66,200	@	Check Point Software Technologies	3,288,816	0.4
79,900	@	Ciena Corp.	1,551,658	0.2
51,600	@	Citrix Systems, Inc.	3,113,028	0.4
25,400	@	Commvault Systems, Inc.	1,927,606	0.3
54,300	@,L	Concur Technologies, Inc.	4,418,934	0.6
9,900	@	CoreLogic, Inc.	229,383	0.0
36,600	@	Cornerstone OnDemand, Inc.	1,584,414	0.2
318,224	@,X	Coupon.com	871,138	0.1
19,495	@,X	Dropbox, Inc.	149,951	0.0
10,500	@	Equinix, Inc.	1,939,560	0.3
44,700	@	F5 Networks, Inc.	3,075,360	0.4
14,000	L	Factset Research Systems, Inc.	1,427,160	0.2
61,300	@	Fortinet, Inc.	1,072,750	0.1
89,900	@	Gartner, Inc.	5,123,401	0.7
88,600	@	Genpact Ltd.	1,704,664	0.2
38,400	@	Guidewire Software, Inc.	1,614,720	0.2
42,900	@	Informatica Corp.	1,500,642	0.2
80,300		Intuit, Inc.	4,900,709	0.6
31,300	L	IPG Photonics Corp.	1,900,849	0.2
83,200		Jabil Circuit, Inc.	1,695,616	0.2
157,400	@	JDS Uniphase Corp.	2,263,412	0.3
78,700	@	Juniper Networks, Inc.	1,519,697	0.2
30,400		KLA-Tencor Corp.	1,694,192	0.2
93,000		Linear Technology Corp.	3,426,120	0.4
19,500	@	LinkedIn Corp.	3,476,850	0.5
31,000	@,L	Mellanox Technologies Ltd.	1,534,500	0.2
74,000		Microchip Technology, Inc.	2,756,500	0.4
30,900	@	Micros Systems, Inc.	1,333,335	0.2
35,800		Motorola Solutions, Inc.	2,066,734	0.3
55,500		National Instruments Corp.	1,550,670	0.2
45,500	@	NetApp, Inc.	1,718,990	0.2
20,600	@	NetSuite, Inc.	1,889,844	0.2
76,400	@	Nuance Communications, Inc.	1,404,232	0.2
4,000	@	Palo Alto Networks, Inc.	168,640	0.0
41,000		Paychex, Inc.	1,497,320	0.2
120,000	@	Red Hat, Inc.	5,738,400	0.8
40,000	@	Salesforce.com, Inc.	1,527,200	0.2
30,600	@	Sandisk Corp.	1,869,660	0.2
102,400	@	ServiceNow, Inc.	4,135,936	0.5
28,600	@	Sina Corp.	1,593,878	0.2
87,900	@	Skyworks Solutions, Inc.	1,924,131	0.2
26,600		Solera Holdings, Inc.	1,480,290	0.2
8,200	@	Tableau Software, Inc.	454,444	0.1
26,600	@	Teradata Corp.	1,336,118	0.2
110,000	@	TIBCO Software, Inc.	2,354,000	0.3
143,400	@	Trimble Navigation Ltd.	3,729,834	0.5
127,200	@	Vantiv, Inc.	3,510,720	0.5
120,200		Western Union Co.	2,056,622	0.3
58,347	@,L	Workday, Inc.	3,739,459	0.5
97,300		Xilinx, Inc.	3,854,053	0.5
32,800	@	Zebra Technologies Corp.	1,424,832	0.2
			140,280,070	18.4

		Materials: 5.7%
15,400		Air Products & Chemicals, Inc.	1,410,178	0.2
22,000		Albemarle Corp.	1,370,380	0.2
111,500		Ball Corp.	4,631,710	0.6
36,900		Carpenter Technology Corp.	1,663,083	0.2
83,900		Celanese Corp.	3,758,720	0.5
13,000		CF Industries Holdings, Inc.	2,229,500	0.3
53,800		Compass Minerals International, Inc.	4,547,714	0.6
166,700		Eldorado Gold Corp.	1,030,206	0.1
32,882		FMC Corp.	2,007,775	0.3
27,100		PPG Industries, Inc.	3,967,711	0.5
67,700		Rockwood Holdings, Inc.	4,334,831	0.6
33,700		Sherwin-Williams Co.	5,951,420	0.8
21,200		Sigma-Aldrich Corp.	1,703,632	0.2
53,000		Sociedad Quimica y Minera de Chile SA ADR	2,141,200	0.3
78,700	@	Stillwater Mining Co	845,238	0.1
38,600		Vulcan Materials Co.	1,868,626	0.2
			43,461,924	5.7

		Telecommunication Services: 1.8%
96,000	@	Crown Castle International Corp.	6,949,440	0.9
88,150	@	SBA Communications Corp.	6,533,678	0.9
			13,483,118	1.8

		Utilities: 0.3%
112,700	@	Calpine Corp.	2,392,621	0.3

		Total Common Stock (Cost $529,512,155)	757,604,880	99.4

See Accompanying Notes to Financial Statements

82

PREFERRED STOCK: 0.2%
		Information Technology: 0.2%
24,209	@,X	Dropbox, Inc. - Series A	186,209	0.1
118,921	@,X	Dropbox, Inc. - Series A-1	914,709	0.1

		Total Preferred Stock (Cost $1,295,198)	1,100,918	0.2

		Total Long-Term Investments (Cost $530,807,353)	758,705,798	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateral(cc)(1): 2.1%
666,951	Barclays Bank PLC, Repurchase Agreement dated 06/28/13, 0.10%, due 07/01/13 (Repurchase Amount $666,956, collateralized by various U.S. Government Securities, 0.000%-0.875%, Market Value plus accrued interest $680,290, due 07/31/13-08/15/26)	666,951	0.1
147,071	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $147,074, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $150,012, due 07/15/13-05/01/51)	147,071	0.0
3,866,691	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $3,866,735, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $3,944,025, due 12/01/17-06/01/43)	3,866,691	0.5
3,866,691	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $3,866,770, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $3,944,025, due 06/01/17-03/01/48)	3,866,691	0.5
3,866,691	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $3,866,770, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $3,944,025, due 07/01/32-07/01/43)	3,866,691	0.5
3,866,691	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $3,866,742, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,944,025, due 12/04/13-08/27/32)	3,866,691	0.5
		16,280,786	2.1

Shares
	Affiliated Investment Companies: 0.1%
405,145	T. Rowe Price Reserve Investment Fund (Cost $405,145)	405,145	0.1

	Total Short-Term Investments (Cost $16,685,931)	16,685,931	2.2

	Total Investments in Securities (Cost $547,493,284)	$775,391,729	101.8
	Liabilities in Excess of Other Assets	(13,369,141)	(1.8)
	Net Assets	$762,022,588	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

See Accompanying Notes to Financial Statements

83

Cost for federal income tax purposes is $547,810,092.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$247,178,999
Gross Unrealized Depreciation	(19,597,362)

Net Unrealized Appreciation	$227,581,637

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$174,867,475	$—	$—	$174,867,475
Consumer Staples	44,310,126	—	—	44,310,126
Energy	42,185,419	—	—	42,185,419
Financials	53,458,304	—	—	53,458,304
Health Care	117,026,110	3,216,000	—	120,242,110
Industrials	122,923,713	—	—	122,923,713
Information Technology	139,258,981	—	1,021,089	140,280,070
Materials	41,320,724	2,141,200	—	43,461,924
Telecommunication Services	13,483,118	—	—	13,483,118
Utilities	2,392,621	—	—	2,392,621
Total Common Stock	751,226,591	5,357,200	1,021,089	757,604,880
Preferred Stock	—	—	1,100,918	1,100,918
Short-Term Investments	405,145	16,280,786	—	16,685,931
Total Investments, at fair value	$751,631,736	$21,637,986	$2,122,007	$775,391,729

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

84

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO	AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 27.1%
209,000	@	Amazon.com, Inc.	58,037,210	4.5
27,900	@	Autozone, Inc.	11,820,951	0.9
199,600	@	Carmax, Inc.	9,213,536	0.7
172,634		Carnival PLC	6,000,767	0.5
33,900	@	Charter Communications, Inc.	4,198,515	0.3
34,300	@	Chipotle Mexican Grill, Inc.	12,497,205	1.0
110,200	@	Ctrip.com International Ltd. ADR	3,595,826	0.3
89,200	@	Discovery Communications, Inc. - Class C	6,213,672	0.5
71,900	@	Dollar Tree, Inc.	3,655,396	0.3
271,600		D.R. Horton, Inc.	5,779,648	0.4
79,400		Harley-Davidson, Inc.	4,352,708	0.3
331,600		Home Depot, Inc.	25,689,052	2.0
249,300		Las Vegas Sands Corp.	13,195,449	1.0
160,200		Lennar Corp.	5,773,608	0.4
200,400		Lowe’s Cos., Inc.	8,196,360	0.6
148,000	@	Lululemon Athletica, Inc.	9,696,960	0.8
129,111		Marriott International, Inc.	5,212,211	0.4
351,800	@	MGM Resorts International	5,199,604	0.4
57,200	@	NetFlix, Inc.	12,074,348	0.9
216,900		News Corp. - Class A	7,070,940	0.5
118,000		Nike, Inc.	7,514,240	0.6
26,200	@	Panera Bread Co.	4,871,628	0.4
520,500		Prada SpA	4,693,745	0.3
40,359	@	Priceline.com, Inc.	33,382,140	2.6
23,700		Ralph Lauren Corp.	4,117,638	0.3
97,500		Ross Stores, Inc.	6,318,975	0.5
326,200		Starbucks Corp.	21,362,838	1.7
141,600		Starwood Hotels & Resorts Worldwide, Inc.	8,947,704	0.7
98,800	@,L	Tesla Motors, Inc.	10,614,084	0.8
73,500		Tractor Supply Co.	8,644,335	0.7
123,100	@	TripAdvisor, Inc.	7,493,097	0.6
102,100	@	Under Armour, Inc.	6,096,391	0.5
133,100		Walt Disney Co.	8,405,265	0.7
			349,936,046	27.1

		Consumer Staples: 7.1%
52,687		Anheuser-Busch InBev Worldwide, Inc.	4,743,553	0.3
180,400		Coca-Cola Co.	7,235,844	0.5
105,800		Colgate-Palmolive Co.	6,061,282	0.5
89,000		Costco Wholesale Corp.	9,840,730	0.8
231,900		CVS Caremark Corp.	13,260,042	1.0
125,900	@	Green Mountain Coffee Roasters, Inc.	9,450,054	0.7
81,900	@	Monster Beverage Corp.	4,977,063	0.4
76,208		Nestle S.A.	5,000,799	0.4
93,400		PepsiCo, Inc.	7,639,186	0.6
36,932	L	Pernod-Ricard S.A.	4,099,208	0.3
99,500		Procter & Gamble Co.	7,660,505	0.6
242,800		Whole Foods Market, Inc.	12,499,344	1.0
			92,467,610	7.1

		Energy: 5.0%
102,000		Cabot Oil & Gas Corp.	7,244,040	0.5
52,000	@	Concho Resources, Inc.	4,353,440	0.3
47,000		EOG Resources, Inc.	6,188,960	0.5
77,900		EQT Corp.	6,182,923	0.5
159,000	@	FMC Technologies, Inc.	8,853,120	0.7
64,500		Phillips 66	3,799,695	0.3
61,100		Pioneer Natural Resources Co.	8,844,225	0.7
151,300		Range Resources Corp.	11,698,516	0.9
107,800		Schlumberger Ltd.	7,724,948	0.6
			64,889,867	5.0

		Financials: 11.2%
21,900	@	Affiliated Managers Group, Inc.	3,590,286	0.3
212,000		American Express Co.	15,849,120	1.2
340,200		American Tower Corp.	24,892,434	1.9
51,308		Franklin Resources, Inc.	6,978,914	0.5
26,600	@	IntercontinentalExchange, Inc.	4,728,416	0.4
345,500	@	Invesco Ltd.	10,986,900	0.8
90,600		JPMorgan Chase & Co.	4,782,774	0.4
57,900		Mastercard, Inc.	33,263,550	2.6
151,100		TD Ameritrade Holding Corp.	3,670,219	0.3
197,800		Visa, Inc.	36,147,950	2.8
			144,890,563	11.2

		Health Care: 11.5%
81,400	@	Alexion Pharmaceuticals, Inc.	7,508,336	0.6
33,400		Allergan, Inc.	2,813,616	0.2
104,100	@	Biogen Idec, Inc.	22,402,320	1.7
48,120	@	Catamaran Corp.	2,344,406	0.2
94,858	@	Celgene Corp.	11,089,849	0.9
58,600	@	Edwards Lifesciences Corp.	3,937,920	0.3
591,600	@	Gilead Sciences, Inc.	30,295,836	2.3
15,700		HCA Holdings, Inc.	566,142	0.0
66,400	@	Idexx Laboratories, Inc.	5,961,392	0.5
142,800		McKesson Corp.	16,350,600	1.3
39,775		Novo-Nordisk A/S	6,183,519	0.5
34,200	@,X	Onyx Pharmaceuticals, Inc.	4,104,000	0.3
45,500	@	Pharmacyclics, Inc.	3,615,885	0.3
26,300	@	Regeneron Pharmaceuticals, Inc.	5,914,344	0.5
64,100		Stryker Corp.	4,145,988	0.3
83,900		UnitedHealth Group, Inc.	5,493,772	0.4
124,100	@	Valeant Pharmaceuticals International	10,682,528	0.8
61,400	@	Vertex Pharmaceuticals, Inc.	4,904,018	0.4
			148,314,471	11.5

		Industrials: 11.8%
98,700		Boeing Co.	10,110,828	0.8
459,500		Danaher Corp.	29,086,350	2.2
199,300		Delta Airlines, Inc.	3,728,903	0.3
333,400		Fastenal Co.	15,286,390	1.2
79,700		JB Hunt Transport Services, Inc.	5,757,528	0.4
139,500		Kansas City Southern	14,781,420	1.1
125,700		Precision Castparts Corp.	28,409,457	2.2
113,600		Roper Industries, Inc.	14,111,392	1.1

See Accompanying Notes to Financial Statements

85

80,900		Union Pacific Corp.	12,481,252	1.0
190,940	@	United Continental Holdings, Inc.	5,974,513	0.5
110,000		United Parcel Service, Inc. - Class B	9,512,800	0.7
14,900		WW Grainger, Inc.	3,757,482	0.3
			152,998,315	11.8

		Information Technology: 18.8%
149,900	@	Accenture PLC	10,786,804	0.9
131,700	@	Akamai Technologies, Inc.	5,603,835	0.4
26,600	@	Alliance Data Systems Corp.	4,815,398	0.4
32,300		Apple, Inc.	12,793,384	1.0
86,200	@	Autodesk, Inc.	2,925,628	0.2
69,900	@	Baidu.com ADR	6,607,647	0.5
123,600		Broadcom Corp.	4,172,736	0.3
124,200	@	Cognizant Technology Solutions Corp.	7,776,162	0.6
573,300	@	eBay, Inc.	29,651,076	2.3
61,700	@	Fiserv, Inc.	5,393,197	0.4
85,850	@	Google, Inc. - Class A	75,579,764	5.9
332,600	@	Juniper Networks, Inc.	6,422,506	0.5
73,700	@	LinkedIn Corp.	13,140,710	1.0
84,501	@,X	LivingSocial.com	94,641	0.0
39,700	@	NetSuite, Inc.	3,642,078	0.3
281,200		Qualcomm, Inc.	17,175,696	1.3
185,600	@	Red Hat, Inc.	8,875,392	0.7
334,664	@	Salesforce.com, Inc.	12,777,472	1.0
106,700	@	ServiceNow, Inc.	4,309,613	0.3
87,100		Tencent Holdings Ltd.	3,401,014	0.2
44,243	@,X	Twitter, Inc.	804,338	0.1
72,209	@,X	Twitter, Inc.	1,312,760	0.1
115	@,X	Twitter, Inc. - Series A	2,091	0.0
1,793	@,X	Twitter, Inc. - Series B	32,597	0.0
460	@,X	Twitter, Inc. - Series C	8,363	0.0
16,982	@,X	Twitter, Inc. - Series D	308,733	0.0
32,286	@,X	Twitter, Inc. - Series B	586,959	0.1
8,758	@,X	Twitter, Inc. - Series C	159,220	0.0
5,817	@,X	Twitter, Inc. - Series F	105,753	0.0
61,100	@	Workday, Inc.	3,915,899	0.3
			243,181,466	18.8

		Materials: 3.7%
149,400		Ecolab, Inc.	12,727,386	1.0
72,000		FMC Corp.	4,396,320	0.3
33,200		Martin Marietta Materials, Inc.	3,267,544	0.2
118,500		Praxair, Inc.	13,646,460	1.1
80,000		Sherwin-Williams Co.	14,128,000	1.1
			48,165,710	3.7

		Telecommunication Services: 3.2%
489,612	@	Crown Castle International Corp.	35,443,013	2.8
73,800	@	SBA Communications Corp.	5,470,056	0.4
			40,913,069	3.2

		Total Common Stock (Cost $943,984,183)	1,285,757,117	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateral(cc)(1): 0.8%
2,376,838	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $2,376,865, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $2,424,375, due 12/01/17-06/01/43)	2,376,838	0.2
2,376,838	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $2,376,887, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $2,424,375, due 06/01/17-03/01/48)	2,376,838	0.2
2,376,838	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $2,376,887, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $2,424,375, due 07/01/32-07/01/43)	2,376,838	0.2
500,375	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $500,380, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $510,395, due 01/15/25-02/15/43)	500,375	0.0

See Accompanying Notes to Financial Statements

86

2,376,838	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,376,869, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $2,424,375, due 12/04/13-08/27/32)	2,376,838	0.2
		10,007,727	0.8

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 0.7%
9,123,642	T. Rowe Price Reserve Investment Fund (Cost $9,123,642)	9,123,642	0.7

	Total Short-Term Investments (Cost $19,131,369)	19,131,369	1.5

	Total Investments in Securities (Cost $963,115,552)	$1,304,888,486	100.9
	Liabilities in Excess of Other Assets	(12,176,878)	(0.9)
	Net Assets	$1,292,711,608	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $966,321,683.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$351,196,354
Gross Unrealized Depreciation	(12,629,551)

Net Unrealized Appreciation	$338,566,803

See Accompanying Notes to Financial Statements

87

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$339,241,534	$10,694,512	$—	$349,936,046
Consumer Staples	78,624,050	13,843,560	—	92,467,610
Energy	64,889,867	—	—	64,889,867
Financials	144,890,563	—	—	144,890,563
Health Care	138,026,952	10,287,519	—	148,314,471
Industrials	152,998,315	—	—	152,998,315
Information Technology	236,364,997	3,401,014	3,415,455	243,181,466
Materials	48,165,710	—	—	48,165,710
Telecommunication Services	40,913,069	—	—	40,913,069
Total Common Stock	1,244,115,057	38,226,605	3,415,455	1,285,757,117
Short-Term Investments	9,123,642	10,007,727	—	19,131,369
Total Investments, at fair value	$1,253,238,699	$48,234,332	$3,415,455	$1,304,888,486
Liabilities Table
Other Financial Instruments+
Short Positions	$(829,643)	$—	$—	$(829,643)
Total Liabilities	$(829,643)	$—	$—	$(829,643)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The following short positions were held by the ING T. Rowe Price Growth Equity Portfolio at June 30, 2013:

Shares	Description	Fair Value
(54,225)	News Corp./New	$(829,643)
	Proceeds $(836,943)	$(829,643)

See Accompanying Notes to Financial Statements

88

PORTFOLIO OF INVESTMENTS
ING TEMPLETON FOREIGN EQUITY PORTFOLIO	AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Austria: 0.1%
159,152		Telekom Austria AG	1,007,151	0.1

		Brazil: 0.8%
356,414		Petroleo Brasileiro SA ADR	4,783,076	0.5
235,473	@	Vale SA ADR	2,863,352	0.3
			7,646,428	0.8

		Canada: 2.1%
176,330		Potash Corp. of Saskatchewan	6,723,463	0.7
1,087,500		Talisman Energy, Inc.	12,408,481	1.4
			19,131,944	2.1

		China: 3.4%
3,169,000		China Life Insurance Co., Ltd.	7,375,910	0.8
1,077,000		China Mobile Ltd.	11,154,333	1.2
18,184,000		China Telecom Corp., Ltd.	8,672,516	1.0
11,564,153		Shanghai Electric Group Co., Ltd.	3,851,818	0.4
			31,054,577	3.4

		France: 12.5%
146,540	@	Alstom	4,807,037	0.5
877,886		AXA S.A.	17,305,420	1.9
282,448		BNP Paribas	15,462,549	1.7
118,630		Cie de Saint-Gobain	4,806,918	0.5
172,004	L	Cie Generale des Etablissements Michelin	15,379,819	1.7
427,428	@	France Telecom S.A.	4,047,466	0.5
236,062		Gaz de France	4,630,293	0.5
265,111		Sanofi	27,407,180	3.0
311,494	L	Total S.A.	15,214,279	1.7
226,170		Vivendi	4,286,264	0.5
			113,347,225	12.5

		Germany: 10.9%
133,831		Bayer AG	14,248,994	1.6
306,908		Deutsche Post AG	7,616,814	0.8
432,416		E.ON AG	7,086,682	0.8
199,265		HeidelbergCement AG	13,350,865	1.5
1,624,255		Infineon Technologies AG	13,596,430	1.5
95,179		Merck KGaA	14,474,728	1.6
54,987		Muenchener Rueckversicherungs AG	10,101,757	1.1
60,826		SAP AG	4,441,676	0.5
136,610		Siemens AG	13,833,538	1.5
			98,751,484	10.9

		Hong Kong: 3.0%
2,691,700		AIA Group Ltd.	11,340,135	1.3
235,500		Cheung Kong Holdings Ltd. ADR	3,162,765	0.4
732,000		Hutchison Whampoa Ltd.	7,658,374	0.8
407,000		Swire Pacific Ltd.	4,903,652	0.5
			27,064,926	3.0

		India: 1.6%
511,996		Housing Development Finance Corp.	7,537,503	0.8
174,612		ICICI Bank Ltd. ADR	6,678,909	0.8
			14,216,412	1.6

		Italy: 3.3%
701,436		ENI S.p.A.	14,396,176	1.6
5,352,423		Intesa Sanpaolo S.p.A.	8,566,726	0.9
1,540,476		UniCredit SpA	7,201,512	0.8
			30,164,414	3.3

		Japan: 6.5%
1,044,200		Itochu Corp.	12,075,020	1.4
317,400		Nikon Corp.	7,415,733	0.8
902,600		Nissan Motor Co., Ltd.	9,046,408	1.0
289,000		Toyota Motor Corp.	17,431,857	1.9
397,700		Trend Micro, Inc.	12,643,972	1.4
			58,612,990	6.5

		Netherlands: 7.4%
251,198		Akzo Nobel NV	14,174,034	1.6
326,295		Koninklijke Philips Electronics NV	8,895,116	1.0
164,208		Randstad Holdings NV	6,750,285	0.7
426,076		Royal Dutch Shell PLC - Class B	14,111,273	1.6
547,595	@	SBM Offshore NV	9,231,905	1.0
1,209,810		TNT Express NV	9,064,235	1.0
125,610		Unilever NV	4,944,524	0.5
			67,171,372	7.4

		Norway: 3.0%
517,254		Statoil ASA	10,685,470	1.2
852,633		Telenor ASA	16,935,861	1.8
			27,621,331	3.0

		Portugal: 0.8%
509,150		Galp Energia SGPS SA	7,547,607	0.8

		Singapore: 3.2%
1,204,582		DBS Group Holdings Ltd.	14,657,235	1.6
4,822,000		Singapore Telecommunications Ltd.	14,281,878	1.6
			28,939,113	3.2

		South Korea: 3.9%
255,418		KB Financial Group, Inc. ADR	7,568,036	0.8
60,550		POSCO ADR	3,940,594	0.4
18,374		POSCO	4,789,298	0.5
33,521		Samsung Electronics Co., Ltd. GDR	19,480,609	2.2
			35,778,537	3.9

		Spain: 2.7%
36,107		Inditex S.A.	4,453,605	0.5
362,137		Repsol YPF S.A.	7,642,852	0.8
977,685	@	Telefonica S.A.	12,578,241	1.4
			24,674,698	2.7

		Sweden: 2.2%
1,338,790		Telefonaktiebolaget LM Ericsson	15,181,650	1.7

See Accompanying Notes to Financial Statements

89

157,550		Getinge AB	4,783,366	0.5
			19,965,016	2.2

		Switzerland: 8.3%
81,576		Adecco S.A.	4,645,912	0.5
570,361	@	Credit Suisse Group	15,099,786	1.7
71,020		Nestle S.A.	4,660,361	0.5
165,337		Novartis AG	11,710,910	1.3
87,466		Roche Holding AG - Genusschein	21,708,829	2.4
170,175		Swiss Re Ltd.	12,661,174	1.4
280,134		UBS AG - Reg	4,754,949	0.5
			75,241,921	8.3

		Taiwan: 0.8%
1,899,251		Taiwan Semiconductor Manufacturing Co., Ltd.	6,875,471	0.8

		United Kingdom: 19.9%
1,716,345		Aviva PLC	8,846,348	1.0
2,115,333		BAE Systems PLC	12,318,684	1.3
1,335,954		BP PLC	9,271,504	1.0
577,434		CRH PLC	11,716,895	1.3
959,446		GlaxoSmithKline PLC	23,982,678	2.6
1,512,000		HSBC Holdings PLC	15,672,290	1.7
2,682,318	@	International Consolidated Airlines Group SA	10,757,842	1.2
2,897,654		Kingfisher PLC	15,107,924	1.7
17,831,247	@	Lloyds TSB Group PLC	17,123,671	1.9
1,784,690		Marks & Spencer Group PLC	11,677,708	1.3
815,264		Rexam PLC	5,916,592	0.6
490,371		Standard Chartered PLC	10,646,208	1.2
2,143,930		Tesco PLC	10,796,501	1.2
6,072,769	@	Vodafone Group PLC	17,402,703	1.9
			181,237,548	19.9

		Total Common Stock (Cost $745,364,714)	876,050,165	96.4

RIGHTS: 0.0%
		Spain: 0.0%
407,890	@	Repsol SA	227,237	0.0

		Total Rights (Cost $239,875)	227,237	0.0

		Total Long-Term Investments (Cost $745,604,589)	876,277,402	96.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
	Securities Lending Collateral(cc)(1): 3.2%
6,841,376	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $6,841,505, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $6,978,204, due 07/15/13-05/01/51)	6,841,376	0.8
6,841,376	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $6,841,443, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $6,978,231, due 07/03/13-05/15/37)	6,841,376	0.7
1,440,263	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,440,281, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $1,469,068, due 07/05/13-08/15/21)	1,440,263	0.2
6,841,376	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $6,841,460, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $6,978,204, due 06/01/18-04/01/43)	6,841,376	0.7

See Accompanying Notes to Financial Statements

90

6,841,376	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $6,841,466, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $6,978,204, due 12/04/13-08/27/32)	6,841,376	0.8
		28,805,767	3.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
27,543,703	Bank of New York Institutional Cash Reserves Deposit (Cost $27,543,703)	27,543,703	3.0

	Total Short-Term Investments (Cost $56,349,470)	56,349,470	6.2

	Total Investments in Securities (Cost $801,954,059)	$932,626,872	102.6
	Liabilities in Excess of Other Assets	(23,271,793)	(2.6)
	Net Assets	$909,355,079	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $804,754,025.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$168,592,832
Gross Unrealized Depreciation	(40,719,985)

Net Unrealized Appreciation	$127,872,847

Sector Diversification	Percentage of Net Assets
Financials	22.8%
Health Care	13.0
Energy	11.6
Industrials	11.6
Telecommunication Services	10.0
Consumer Discretionary	8.9
Information Technology	8.1
Materials	6.9
Consumer Staples	2.2
Utilities	1.3
Short-Term Investments	6.2
Liabilities in Excess of Other Assets	(2.6)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

91

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Austria	$—	$1,007,151	$—	$1,007,151
Brazil	7,646,428	—	—	7,646,428
Canada	19,131,944	—	—	19,131,944
China	—	31,054,577	—	31,054,577
France	—	113,347,225	—	113,347,225
Germany	—	98,751,484	—	98,751,484
Hong Kong	3,162,765	23,902,161	—	27,064,926
India	6,678,909	7,537,503	—	14,216,412
Italy	—	30,164,414	—	30,164,414
Japan	—	58,612,990	—	58,612,990
Netherlands	—	67,171,372	—	67,171,372
Norway	—	27,621,331	—	27,621,331
Portugal	—	7,547,607	—	7,547,607
Singapore	—	28,939,113	—	28,939,113
South Korea	11,508,630	24,269,907	—	35,778,537
Spain	—	24,674,698	—	24,674,698
Sweden	—	19,965,016	—	19,965,016
Switzerland	—	75,241,921	—	75,241,921
Taiwan	—	6,875,471	—	6,875,471
United Kingdom	—	181,237,548	—	181,237,548
Total Common Stock	48,128,676	827,921,489	—	876,050,165
Rights	227,237	—	—	227,237
Short-Term Investments	—	56,349,470	—	56,349,470
Total Investments, at fair value	$48,355,913	$884,270,959	$—	$932,626,872

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

92

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Partners, Inc.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2013

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 4, 2013